John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Communication services – 8.4%
Diversified telecommunication services – 0.7%
AT&T, Inc.	1,446,727	$21,729,840
Verizon Communications, Inc.	851,504	27,597,245
		49,327,085
Entertainment – 1.2%
Activision Blizzard, Inc.	145,179	13,593,110
Electronic Arts, Inc.	49,915	6,009,766
Live Nation Entertainment, Inc. (A)	28,643	2,378,515
Netflix, Inc. (A)	89,723	33,879,405
Take-Two Interactive Software, Inc. (A)	31,703	4,450,784
The Walt Disney Company (A)	370,794	30,052,854
Warner Brothers Discovery, Inc. (A)	445,343	4,836,425
		95,200,859
Interactive media and services – 5.6%
Alphabet, Inc., Class A (A)	1,201,356	157,209,446
Alphabet, Inc., Class C (A)	1,021,880	134,734,878
Match Group, Inc. (A)	57,048	2,234,855
Meta Platforms, Inc., Class A (A)	450,041	135,106,809
		429,285,988
Media – 0.7%
Charter Communications, Inc., Class A (A)	20,596	9,058,533
Comcast Corp., Class A	833,272	36,947,280
Fox Corp., Class A	49,917	1,557,410
Fox Corp., Class B	28,364	819,152
News Corp., Class A	77,739	1,559,444
News Corp., Class B	24,074	502,424
Omnicom Group, Inc.	39,346	2,930,490
Paramount Global, Class B	101,798	1,313,194
The Interpublic Group of Companies, Inc.	78,829	2,259,239
		56,947,166
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	104,714	14,665,196
		645,426,294
Consumer discretionary – 10.2%
Automobile components – 0.1%
Aptiv PLC (A)	57,308	5,649,996
BorgWarner, Inc.	47,743	1,927,385
		7,577,381
Automobiles – 2.1%
Ford Motor Company	796,171	9,888,444
General Motors Company	278,399	9,178,815
Tesla, Inc. (A)	559,118	139,902,491
		158,969,750
Broadline retail – 3.1%
Amazon.com, Inc. (A)	1,838,434	233,701,730
eBay, Inc.	107,458	4,737,823
Etsy, Inc. (A)	25,524	1,648,340
		240,087,893
Distributors – 0.1%
Genuine Parts Company	28,512	4,116,563
LKQ Corp.	52,549	2,601,701
Pool Corp.	7,981	2,842,034
		9,560,298
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (A)	86,327	11,844,928
Booking Holdings, Inc. (A)	7,229	22,293,875
Caesars Entertainment, Inc. (A)	43,225	2,003,479
Carnival Corp. (A)	208,498	2,860,593
Chipotle Mexican Grill, Inc. (A)	5,597	10,252,753
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Darden Restaurants, Inc.	24,711	$3,539,109
Domino's Pizza, Inc.	7,234	2,740,167
Expedia Group, Inc. (A)	27,593	2,844,011
Hilton Worldwide Holdings, Inc.	53,005	7,960,291
Las Vegas Sands Corp.	66,241	3,036,487
Marriott International, Inc., Class A	50,767	9,978,762
McDonald's Corp.	147,549	38,870,309
MGM Resorts International	57,206	2,102,893
Norwegian Cruise Line Holdings, Ltd. (A)	84,949	1,399,960
Royal Caribbean Cruises, Ltd. (A)	47,789	4,403,278
Starbucks Corp.	231,617	21,139,684
Wynn Resorts, Ltd.	19,273	1,781,018
Yum! Brands, Inc.	56,188	7,020,129
		156,071,726
Household durables – 0.3%
D.R. Horton, Inc.	61,109	6,567,384
Garmin, Ltd.	31,103	3,272,036
Lennar Corp., A Shares	51,404	5,769,071
Mohawk Industries, Inc. (A)	10,631	912,246
NVR, Inc. (A)	663	3,953,668
PulteGroup, Inc.	44,644	3,305,888
Whirlpool Corp.	10,989	1,469,229
		25,249,522
Leisure products – 0.0%
Hasbro, Inc.	26,168	1,730,752
Specialty retail – 2.0%
AutoZone, Inc. (A)	3,675	9,334,463
Bath & Body Works, Inc.	46,024	1,555,611
Best Buy Company, Inc.	40,399	2,806,519
CarMax, Inc. (A)	32,087	2,269,514
Lowe's Companies, Inc.	118,648	24,659,800
O'Reilly Automotive, Inc. (A)	12,212	11,098,998
Ross Stores, Inc.	69,253	7,822,126
The Home Depot, Inc.	203,553	61,505,574
The TJX Companies, Inc.	232,543	20,668,422
Tractor Supply Company	21,675	4,401,109
Ulta Beauty, Inc. (A)	10,112	4,039,238
		150,161,374
Textiles, apparel and luxury goods – 0.4%
NIKE, Inc., Class B	247,900	23,704,198
Ralph Lauren Corp.	8,648	1,003,946
Tapestry, Inc.	47,507	1,365,826
VF Corp.	66,571	1,176,310
		27,250,280
		776,658,976
Consumer staples – 6.2%
Beverages – 1.5%
Brown-Forman Corp., Class B	36,859	2,126,396
Constellation Brands, Inc., Class A	32,417	8,147,365
Keurig Dr. Pepper, Inc.	203,868	6,436,113
Molson Coors Beverage Company, Class B	37,938	2,412,477
Monster Beverage Corp. (A)	150,773	7,983,430
PepsiCo, Inc.	278,813	47,242,075
The Coca-Cola Company	787,268	44,071,263
		118,419,119
Consumer staples distribution and retail – 1.7%
Costco Wholesale Corp.	89,689	50,670,697
Dollar General Corp.	44,242	4,680,804
Dollar Tree, Inc. (A)	42,553	4,529,767
Sysco Corp.	102,707	6,783,797
Target Corp.	93,478	10,335,862

1

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
The Kroger Company	134,411	$6,014,892
Walgreens Boots Alliance, Inc.	144,610	3,216,126
Walmart, Inc.	288,843	46,194,661
		132,426,606
Food products – 0.9%
Archer-Daniels-Midland Company	108,553	8,187,067
Bunge, Ltd.	30,477	3,299,135
Campbell Soup Company	40,598	1,667,766
Conagra Brands, Inc.	96,783	2,653,790
General Mills, Inc.	117,768	7,535,974
Hormel Foods Corp.	58,343	2,218,784
Kellogg Company	53,996	3,213,302
Lamb Weston Holdings, Inc.	30,263	2,798,117
McCormick & Company, Inc.	50,494	3,819,366
Mondelez International, Inc., Class A	276,298	19,175,081
The Hershey Company	30,148	6,032,012
The J.M. Smucker Company	20,301	2,495,196
The Kraft Heinz Company	160,576	5,401,777
Tyson Foods, Inc., Class A	58,385	2,947,859
		71,445,226
Household products – 1.3%
Church & Dwight Company, Inc.	50,553	4,632,171
Colgate-Palmolive Company	167,996	11,946,196
Kimberly-Clark Corp.	67,947	8,211,395
The Clorox Company	24,829	3,254,089
The Procter & Gamble Company	477,104	69,590,389
		97,634,240
Personal care products – 0.2%
Kenvue, Inc.	348,949	7,006,896
The Estee Lauder Companies, Inc., Class A	47,287	6,835,336
		13,842,232
Tobacco – 0.6%
Altria Group, Inc.	359,647	15,123,156
Philip Morris International, Inc.	314,435	29,110,392
		44,233,548
		478,000,971
Energy – 4.5%
Energy equipment and services – 0.4%
Baker Hughes Company	203,597	7,191,046
Halliburton Company	182,834	7,404,777
Schlumberger, Ltd.	288,412	16,814,420
		31,410,243
Oil, gas and consumable fuels – 4.1%
APA Corp.	61,418	2,524,280
Chevron Corp.	359,169	60,563,077
ConocoPhillips	242,236	29,019,873
Coterra Energy, Inc.	154,272	4,173,058
Devon Energy Corp.	128,973	6,152,012
Diamondback Energy, Inc.	36,102	5,591,478
EOG Resources, Inc.	117,729	14,923,328
EQT Corp.	74,581	3,026,497
Exxon Mobil Corp.	810,473	95,295,415
Hess Corp.	56,175	8,594,775
Kinder Morgan, Inc.	390,853	6,480,343
Marathon Oil Corp.	122,835	3,285,836
Marathon Petroleum Corp.	81,124	12,277,306
Occidental Petroleum Corp.	134,333	8,715,525
ONEOK, Inc.	90,085	5,714,092
Phillips 66	90,289	10,848,223
Pioneer Natural Resources Company	47,377	10,875,390
Targa Resources Corp.	45,672	3,915,004
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	245,648	$8,275,881
Valero Energy Corp.	71,592	10,145,302
		310,396,695
		341,806,938
Financials – 12.2%
Banks – 2.9%
Bank of America Corp.	1,400,324	38,340,871
Citigroup, Inc.	390,184	16,048,268
Citizens Financial Group, Inc.	94,395	2,529,786
Comerica, Inc.	26,372	1,095,757
Fifth Third Bancorp	138,331	3,503,924
Huntington Bancshares, Inc.	290,737	3,023,665
JPMorgan Chase & Co.	588,495	85,343,545
KeyCorp	188,019	2,023,084
M&T Bank Corp.	34,330	4,341,029
Regions Financial Corp.	188,368	3,239,930
The PNC Financial Services Group, Inc.	80,295	9,857,817
Truist Financial Corp.	271,505	7,767,758
U.S. Bancorp	315,546	10,431,951
Wells Fargo & Company	740,775	30,268,067
Zions Bancorp NA	30,334	1,058,353
		218,873,805
Capital markets – 2.7%
Ameriprise Financial, Inc.	20,843	6,871,520
BlackRock, Inc.	28,441	18,386,822
Cboe Global Markets, Inc.	21,381	3,339,926
CME Group, Inc.	72,451	14,506,139
FactSet Research Systems, Inc.	7,656	3,347,663
Franklin Resources, Inc.	57,265	1,407,574
Intercontinental Exchange, Inc.	115,905	12,751,868
Invesco, Ltd.	91,704	1,331,542
MarketAxess Holdings, Inc.	7,588	1,621,100
Moody's Corp.	31,806	10,056,103
Morgan Stanley	258,603	21,120,107
MSCI, Inc.	15,946	8,181,574
Nasdaq, Inc.	68,329	3,320,106
Northern Trust Corp.	42,010	2,918,855
Raymond James Financial, Inc.	37,731	3,789,324
S&P Global, Inc.	65,917	24,086,731
State Street Corp.	64,676	4,330,705
T. Rowe Price Group, Inc.	45,498	4,771,375
The Bank of New York Mellon Corp.	158,213	6,747,784
The Blackstone Group, Inc.	143,790	15,405,661
The Charles Schwab Corp.	302,000	16,579,800
The Goldman Sachs Group, Inc.	66,821	21,621,271
		206,493,550
Consumer finance – 0.4%
American Express Company	117,854	17,582,638
Capital One Financial Corp.	77,375	7,509,244
Discover Financial Services	49,860	4,319,372
Synchrony Financial	83,854	2,563,417
		31,974,671
Financial services – 4.1%
Berkshire Hathaway, Inc., Class B (A)	369,262	129,352,479
Fidelity National Information Services, Inc.	120,006	6,632,732
Fiserv, Inc. (A)	123,520	13,952,819
FleetCor Technologies, Inc. (A)	15,122	3,861,251
Global Payments, Inc.	52,245	6,028,551
Jack Henry & Associates, Inc.	14,688	2,219,944
Mastercard, Inc., Class A	168,462	66,695,790
PayPal Holdings, Inc. (A)	222,387	13,000,744

2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	325,358	$74,835,594
		316,579,904
Insurance – 2.1%
Aflac, Inc.	109,535	8,406,811
American International Group, Inc.	144,415	8,751,549
Aon PLC, Class A	41,075	13,317,337
Arch Capital Group, Ltd. (A)	74,598	5,946,207
Arthur J. Gallagher & Company	43,854	9,995,642
Assurant, Inc.	10,727	1,540,183
Brown & Brown, Inc.	47,261	3,300,708
Chubb, Ltd.	83,150	17,310,167
Cincinnati Financial Corp.	32,093	3,282,793
Everest Group, Ltd.	8,670	3,222,379
Globe Life, Inc.	18,268	1,986,280
Loews Corp.	37,763	2,390,776
Marsh & McLennan Companies, Inc.	99,829	18,997,459
MetLife, Inc.	127,597	8,027,127
Principal Financial Group, Inc.	44,721	3,223,042
Prudential Financial, Inc.	73,424	6,967,203
The Allstate Corp.	53,297	5,937,819
The Hartford Financial Services Group, Inc.	61,023	4,327,141
The Progressive Corp.	118,892	16,561,656
The Travelers Companies, Inc.	45,968	7,507,034
W.R. Berkley Corp.	41,177	2,614,328
Willis Towers Watson PLC	21,567	4,506,640
		158,120,281
		932,042,211
Health care – 12.7%
Biotechnology – 2.0%
AbbVie, Inc.	357,353	53,267,038
Amgen, Inc.	108,401	29,133,853
Biogen, Inc. (A)	29,254	7,518,571
Gilead Sciences, Inc.	252,671	18,935,165
Incyte Corp. (A)	37,218	2,150,084
Moderna, Inc. (A)	66,941	6,914,336
Regeneron Pharmaceuticals, Inc. (A)	21,607	17,781,697
Vertex Pharmaceuticals, Inc. (A)	52,203	18,153,071
		153,853,815
Health care equipment and supplies – 2.5%
Abbott Laboratories	351,224	34,016,044
Align Technology, Inc. (A)	14,174	4,327,606
Baxter International, Inc.	101,525	3,831,554
Becton, Dickinson and Company	58,708	15,177,779
Boston Scientific Corp. (A)	296,186	15,638,621
Dentsply Sirona, Inc.	43,433	1,483,671
DexCom, Inc. (A)	79,149	7,384,602
Edwards Lifesciences Corp. (A)	123,321	8,543,679
GE HealthCare Technologies, Inc.	79,173	5,386,931
Hologic, Inc. (A)	50,328	3,492,763
IDEXX Laboratories, Inc. (A)	16,783	7,338,702
Insulet Corp. (A)	14,119	2,251,839
Intuitive Surgical, Inc. (A)	71,117	20,786,788
Medtronic PLC	269,797	21,141,293
ResMed, Inc.	30,153	4,458,724
STERIS PLC	20,162	4,423,946
Stryker Corp.	68,402	18,692,215
Teleflex, Inc.	9,456	1,857,253
The Cooper Companies, Inc.	9,946	3,162,927
Zimmer Biomet Holdings, Inc.	42,298	4,746,682
		188,143,619
Health care providers and services – 2.8%
Cardinal Health, Inc.	50,724	4,403,858
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cencora, Inc.	33,635	$6,053,291
Centene Corp. (A)	109,594	7,548,835
CVS Health Corp.	260,458	18,185,178
DaVita, Inc. (A)	11,227	1,061,288
Elevance Health, Inc.	47,701	20,769,969
HCA Healthcare, Inc.	40,729	10,018,519
Henry Schein, Inc. (A)	27,440	2,037,420
Humana, Inc.	25,110	12,216,517
Laboratory Corp. of America Holdings	18,224	3,663,935
McKesson Corp.	27,395	11,912,716
Molina Healthcare, Inc. (A)	11,713	3,840,576
Quest Diagnostics, Inc.	22,514	2,743,556
The Cigna Group	60,023	17,170,780
UnitedHealth Group, Inc.	187,579	94,575,456
Universal Health Services, Inc., Class B	12,049	1,514,921
		217,716,815
Life sciences tools and services – 1.5%
Agilent Technologies, Inc.	60,218	6,733,577
Bio-Rad Laboratories, Inc., Class A (A)	4,320	1,548,504
Bio-Techne Corp.	31,636	2,153,463
Charles River Laboratories International, Inc. (A)	10,254	2,009,579
Danaher Corp.	133,025	33,003,503
Illumina, Inc. (A)	32,249	4,427,143
IQVIA Holdings, Inc. (A)	36,899	7,259,878
Mettler-Toledo International, Inc. (A)	4,424	4,902,102
Revvity, Inc.	25,446	2,816,872
Thermo Fisher Scientific, Inc.	78,047	39,505,050
Waters Corp. (A)	12,071	3,309,989
West Pharmaceutical Services, Inc.	14,928	5,601,135
		113,270,795
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Company	423,263	24,566,185
Catalent, Inc. (A)	36,128	1,644,908
Eli Lilly & Company	161,450	86,719,639
Johnson & Johnson	487,511	75,929,838
Merck & Company, Inc.	513,764	52,892,004
Organon & Company	51,271	890,065
Pfizer, Inc.	1,142,479	37,896,028
Viatris, Inc.	244,448	2,410,257
Zoetis, Inc.	93,249	16,223,461
		299,172,385
		972,157,429
Industrials – 7.9%
Aerospace and defense – 1.5%
Axon Enterprise, Inc. (A)	14,374	2,860,282
General Dynamics Corp.	46,034	10,172,133
Howmet Aerospace, Inc.	79,900	3,695,375
Huntington Ingalls Industries, Inc.	8,053	1,647,483
L3Harris Technologies, Inc.	38,576	6,716,853
Lockheed Martin Corp.	45,331	18,538,566
Northrop Grumman Corp.	28,630	12,602,640
RTX Corp.	294,557	21,199,267
Textron, Inc.	40,372	3,154,668
The Boeing Company (A)	114,916	22,027,099
TransDigm Group, Inc. (A)	11,177	9,423,664
		112,038,030
Air freight and logistics – 0.5%
CH Robinson Worldwide, Inc.	23,622	2,034,563
Expeditors International of Washington, Inc.	30,470	3,492,776
FedEx Corp.	46,518	12,323,549

3

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	146,268	$22,798,793
		40,649,681
Building products – 0.4%
A.O. Smith Corp.	25,900	1,712,767
Allegion PLC	17,708	1,845,174
Carrier Global Corp.	169,658	9,365,122
Johnson Controls International PLC	138,860	7,388,741
Masco Corp.	45,463	2,429,997
Trane Technologies PLC	45,982	9,330,208
		32,072,009
Commercial services and supplies – 0.5%
Cintas Corp.	17,644	8,486,940
Copart, Inc. (A)	175,924	7,580,565
Republic Services, Inc.	41,399	5,899,771
Rollins, Inc.	50,792	1,896,065
Waste Management, Inc.	74,914	11,419,890
		35,283,231
Construction and engineering – 0.1%
Quanta Services, Inc.	29,650	5,546,626
Electrical equipment – 0.6%
AMETEK, Inc.	46,253	6,834,343
Eaton Corp. PLC	81,124	17,302,127
Emerson Electric Company	116,029	11,204,921
Generac Holdings, Inc. (A)	12,868	1,402,097
Rockwell Automation, Inc.	23,271	6,652,481
		43,395,969
Ground transportation – 0.7%
CSX Corp.	405,694	12,475,091
JB Hunt Transport Services, Inc.	16,742	3,156,202
Norfolk Southern Corp.	46,261	9,110,179
Old Dominion Freight Line, Inc.	18,112	7,410,344
Union Pacific Corp.	123,304	25,108,394
		57,260,210
Industrial conglomerates – 0.8%
3M Company	111,605	10,448,460
General Electric Company	221,058	24,437,962
Honeywell International, Inc.	134,281	24,807,072
		59,693,494
Machinery – 1.7%
Caterpillar, Inc.	103,309	28,203,357
Cummins, Inc.	28,423	6,493,519
Deere & Company	55,254	20,851,755
Dover Corp.	27,998	3,906,001
Fortive Corp.	71,706	5,317,717
IDEX Corp.	15,215	3,165,024
Illinois Tool Works, Inc.	55,586	12,802,012
Ingersoll Rand, Inc.	81,279	5,179,098
Nordson Corp.	10,898	2,432,107
Otis Worldwide Corp.	82,851	6,653,764
PACCAR, Inc.	105,147	8,939,598
Parker-Hannifin Corp.	25,879	10,080,388
Pentair PLC	33,154	2,146,722
Snap-on, Inc.	10,738	2,738,834
Stanley Black & Decker, Inc.	31,464	2,629,761
Wabtec Corp.	36,665	3,896,390
Xylem, Inc.	48,672	4,430,612
		129,866,659
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	25,555	947,579
American Airlines Group, Inc. (A)	131,005	1,678,174
Delta Air Lines, Inc.	132,778	4,912,786
Southwest Airlines Company	119,616	3,238,005
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
United Airlines Holdings, Inc. (A)	65,870	$2,786,301
		13,562,845
Professional services – 0.7%
Automatic Data Processing, Inc.	83,699	20,136,305
Broadridge Financial Solutions, Inc.	23,632	4,231,310
Ceridian HCM Holding, Inc. (A)	30,855	2,093,512
Equifax, Inc.	24,675	4,519,967
Jacobs Solutions, Inc.	25,725	3,511,463
Leidos Holdings, Inc.	27,526	2,536,796
Paychex, Inc.	64,633	7,454,124
Paycom Software, Inc.	9,799	2,540,587
Robert Half, Inc.	22,088	1,618,609
Verisk Analytics, Inc.	29,412	6,948,291
		55,590,964
Trading companies and distributors – 0.2%
Fastenal Company	115,852	6,330,153
United Rentals, Inc.	13,770	6,121,729
W.W. Grainger, Inc.	8,906	6,161,527
		18,613,409
		603,573,127
Information technology – 26.1%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	50,544	9,296,558
Cisco Systems, Inc.	825,750	44,392,320
F5, Inc. (A)	12,007	1,934,808
Juniper Networks, Inc.	65,036	1,807,350
Motorola Solutions, Inc.	33,612	9,150,531
		66,581,567
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	121,650	10,217,384
CDW Corp.	27,264	5,500,785
Corning, Inc.	158,219	4,820,933
Keysight Technologies, Inc. (A)	36,276	4,799,678
TE Connectivity, Ltd.	63,296	7,818,955
Teledyne Technologies, Inc. (A)	9,448	3,860,264
Trimble, Inc. (A)	49,926	2,689,014
Zebra Technologies Corp., Class A (A)	10,441	2,469,610
		42,176,623
IT services – 1.2%
Accenture PLC, Class A	127,760	39,236,374
Akamai Technologies, Inc. (A)	30,432	3,242,225
Cognizant Technology Solutions Corp., Class A	102,238	6,925,602
DXC Technology Company (A)	38,755	807,267
EPAM Systems, Inc. (A)	11,565	2,957,055
Gartner, Inc. (A)	15,945	5,478,861
IBM Corp.	184,496	25,884,789
VeriSign, Inc. (A)	18,144	3,674,704
		88,206,877
Semiconductors and semiconductor equipment – 7.0%
Advanced Micro Devices, Inc. (A)	327,242	33,647,022
Analog Devices, Inc.	101,452	17,763,231
Applied Materials, Inc.	169,706	23,495,796
Broadcom, Inc.	83,548	69,393,298
Enphase Energy, Inc. (A)	28,135	3,380,420
First Solar, Inc. (A)	21,612	3,492,283
Intel Corp.	847,277	30,120,697
KLA Corp.	27,796	12,748,913
Lam Research Corp.	26,956	16,895,212
Microchip Technology, Inc.	109,450	8,542,573
Micron Technology, Inc.	222,387	15,128,988
Monolithic Power Systems, Inc.	9,655	4,460,610

4

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	500,104	$217,540,239
NXP Semiconductors NV	52,140	10,423,829
ON Semiconductor Corp. (A)	87,338	8,118,067
Qorvo, Inc. (A)	19,198	1,832,833
Qualcomm, Inc.	226,390	25,142,873
Skyworks Solutions, Inc.	32,345	3,188,894
SolarEdge Technologies, Inc. (A)	11,216	1,452,584
Teradyne, Inc.	31,606	3,175,139
Texas Instruments, Inc.	184,279	29,302,204
		539,245,705
Software – 9.6%
Adobe, Inc. (A)	92,294	47,060,711
ANSYS, Inc. (A)	17,553	5,222,895
Autodesk, Inc. (A)	43,087	8,915,131
Cadence Design Systems, Inc. (A)	55,232	12,940,858
Fair Isaac Corp. (A)	5,113	4,440,794
Fortinet, Inc. (A)	131,937	7,742,063
Gen Digital, Inc.	119,359	2,110,267
Intuit, Inc.	56,585	28,911,540
Microsoft Corp.	1,504,358	475,001,039
Oracle Corp.	318,788	33,766,025
Palo Alto Networks, Inc. (A)	62,110	14,561,068
PTC, Inc. (A)	24,069	3,410,096
Roper Technologies, Inc.	21,696	10,506,939
Salesforce, Inc. (A)	197,203	39,988,824
ServiceNow, Inc. (A)	41,212	23,035,860
Synopsys, Inc. (A)	30,838	14,153,717
Tyler Technologies, Inc. (A)	8,382	3,236,625
		735,004,452
Technology hardware, storage and peripherals – 6.9%
Apple, Inc.	2,975,696	509,468,912
Hewlett Packard Enterprise Company	261,936	4,549,828
HP, Inc.	175,389	4,507,497
NetApp, Inc.	42,353	3,213,746
Seagate Technology Holdings PLC	39,371	2,596,517
Western Digital Corp. (A)	63,291	2,887,968
		527,224,468
		1,998,439,692
Materials – 2.3%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	45,189	12,806,563
Albemarle Corp.	23,612	4,014,984
Celanese Corp.	20,095	2,522,324
CF Industries Holdings, Inc.	38,296	3,283,499
Corteva, Inc.	144,865	7,411,293
Dow, Inc.	142,102	7,326,779
DuPont de Nemours, Inc.	93,053	6,940,823
Eastman Chemical Company	24,757	1,899,357
Ecolab, Inc.	51,456	8,716,646
FMC Corp.	25,392	1,700,502
International Flavors & Fragrances, Inc.	51,396	3,503,665
Linde PLC	98,768	36,776,265
LyondellBasell Industries NV, Class A	51,294	4,857,542
PPG Industries, Inc.	47,374	6,149,145
The Mosaic Company	65,528	2,332,797
The Sherwin-Williams Company	48,118	12,272,496
		122,514,680
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,574	5,161,376
Vulcan Materials Company	26,792	5,412,520
		10,573,896
Containers and packaging – 0.2%
Amcor PLC	302,948	2,775,004
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Avery Dennison Corp.	16,381	$2,992,317
Ball Corp.	63,362	3,154,160
International Paper Company	68,497	2,429,589
Packaging Corp. of America	18,795	2,885,972
Sealed Air Corp.	29,277	962,042
Westrock Company	51,264	1,835,251
		17,034,335
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	291,996	10,888,531
Newmont Corp.	160,001	5,912,037
Nucor Corp.	50,349	7,872,066
Steel Dynamics, Inc.	31,056	3,329,824
		28,002,458
		178,125,369
Real estate – 2.3%
Health care REITs – 0.2%
Healthpeak Properties, Inc.	107,274	1,969,551
Ventas, Inc.	80,579	3,394,793
Welltower, Inc.	105,011	8,602,501
		13,966,845
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	144,118	2,315,976
Industrial REITs – 0.3%
Prologis, Inc.	187,300	21,016,933
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	32,031	3,206,303
Boston Properties, Inc.	28,753	1,710,228
		4,916,531
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	62,854	4,642,396
CoStar Group, Inc. (A)	82,657	6,355,497
		10,997,893
Residential REITs – 0.3%
AvalonBay Communities, Inc.	28,969	4,975,136
Camden Property Trust	21,380	2,022,120
Equity Residential	70,442	4,135,650
Essex Property Trust, Inc.	13,129	2,784,530
Invitation Homes, Inc.	116,892	3,704,307
Mid-America Apartment Communities, Inc.	24,239	3,118,347
UDR, Inc.	60,860	2,170,876
		22,910,966
Retail REITs – 0.3%
Federal Realty Investment Trust	14,679	1,330,358
Kimco Realty Corp.	124,682	2,193,156
Realty Income Corp.	143,674	7,175,080
Regency Centers Corp.	33,451	1,988,327
Simon Property Group, Inc.	65,992	7,129,116
		19,816,037
Specialized REITs – 1.0%
American Tower Corp.	94,511	15,542,334
Crown Castle, Inc.	88,293	8,125,605
Digital Realty Trust, Inc.	61,273	7,415,258
Equinix, Inc.	18,987	13,789,499
Extra Space Storage, Inc.	42,790	5,202,408
Iron Mountain, Inc.	58,600	3,483,770
Public Storage	31,814	8,383,625
SBA Communications Corp.	21,678	4,339,285
VICI Properties, Inc.	203,484	5,921,384

5

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Weyerhaeuser Company	149,243	$4,575,790
		76,778,958
		172,720,139
Utilities – 2.3%
Electric utilities – 1.5%
Alliant Energy Corp.	50,585	2,450,843
American Electric Power Company, Inc.	104,991	7,897,423
Constellation Energy Corp.	64,503	7,035,987
Duke Energy Corp.	156,584	13,820,104
Edison International	76,927	4,868,710
Entergy Corp.	43,225	3,998,313
Evergy, Inc.	46,270	2,345,889
Eversource Energy	71,559	4,161,156
Exelon Corp.	199,402	7,535,402
FirstEnergy Corp.	105,238	3,597,035
NextEra Energy, Inc.	409,199	23,443,011
NRG Energy, Inc.	47,404	1,826,002
PG&E Corp. (A)	424,164	6,841,765
Pinnacle West Capital Corp.	22,789	1,679,094
PPL Corp.	148,410	3,496,540
The Southern Company	220,874	14,294,965
Xcel Energy, Inc.	112,231	6,421,858
		115,714,097
Gas utilities – 0.0%
Atmos Energy Corp.	30,676	3,249,509
Independent power and renewable electricity producers – 0.0%
The AES Corp.	134,651	2,046,695
Multi-utilities – 0.7%
Ameren Corp.	53,877	4,031,616
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	126,903	$3,407,346
CMS Energy Corp.	58,502	3,107,041
Consolidated Edison, Inc.	69,875	5,976,409
Dominion Energy, Inc.	170,188	7,602,298
DTE Energy Company	42,108	4,180,482
NiSource, Inc.	81,769	2,018,059
Public Service Enterprise Group, Inc.	100,567	5,723,268
Sempra	126,422	8,600,489
WEC Energy Group, Inc.	63,590	5,122,175
		49,769,183
Water utilities – 0.1%
American Water Works Company, Inc.	39,207	4,855,003
		175,634,487
TOTAL COMMON STOCKS (Cost $2,934,282,185)		$7,274,585,633
SHORT-TERM INVESTMENTS – 4.6%
Short-term funds – 4.6%
John Hancock Collateral Trust, 5.2943% (B)(C)	35,022,813	350,077,536
TOTAL SHORT-TERM INVESTMENTS (Cost $350,089,308)		$350,077,536
Total Investments (500 Index Trust) (Cost $3,284,371,493) – 99.7%		$7,624,663,169
Other assets and liabilities, net – 0.3%		23,968,261
TOTAL NET ASSETS – 100.0%		$7,648,631,430
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,740	Long	Dec 2023	$391,547,503	$376,318,500	$(15,229,003)
						$(15,229,003)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 43.8%
U.S. Government – 16.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$943,594
1.625%, 11/15/2050	6,500,000	3,404,629
1.875%, 02/15/2041	6,000,000	3,870,469
2.000%, 08/15/2051	3,000,000	1,731,094
2.250%, 05/15/2041 to 02/15/2052	3,389,000	2,296,999
2.500%, 02/15/2045	7,566,000	5,137,787
3.000%, 02/15/2047 to 08/15/2052	10,288,000	7,515,813
3.375%, 08/15/2042 to 11/15/2048	5,925,000	4,762,801
3.625%, 02/15/2053 to 05/15/2053	9,703,000	8,030,031
3.875%, 05/15/2043	1,000,000	869,375
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.000%, 11/15/2042	$4,927,000	$4,373,097
4.125%, 08/15/2053	1,500,000	1,361,719
4.375%, 08/15/2043	7,457,000	6,957,148
U.S. Treasury Notes
1.125%, 02/15/2031	3,000,000	2,366,250
1.375%, 11/15/2031	4,000,000	3,135,312
1.625%, 05/15/2031	3,000,000	2,435,625
2.375%, 05/15/2027	1,100,000	1,014,406
2.875%, 08/15/2028	6,000,000	5,540,391
3.875%, 08/15/2033	10,309,000	9,740,394

6

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.125%, 08/31/2030		$9,264,000	$8,991,870
4.375%, 08/31/2028		50,000	49,504
			84,528,308
U.S. Government Agency – 27.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036		749,795	646,556
2.500%, 08/01/2051 to 12/01/2051		1,722,534	1,381,396
3.000%, 03/01/2043 to 12/01/2049		4,470,753	3,800,144
3.500%, 10/01/2046 to 04/01/2052		13,709,148	11,972,328
4.000%, 01/01/2041 to 05/01/2052		2,599,013	2,340,821
4.500%, 12/01/2037 to 08/01/2053		13,575,696	12,638,388
5.000%, 09/01/2052 to 08/01/2053		9,021,517	8,539,346
5.500%, 09/01/2052 to 09/01/2053		2,762,467	2,683,400
6.000%, 08/01/2053 to 10/01/2053 (A)		2,682,383	2,663,224
Federal National Mortgage Association
2.000%, 04/01/2037		765,812	660,368
2.459%, 04/01/2034 (B)		998,932	784,610
2.500%, 01/01/2036 to 03/01/2052		8,481,777	6,873,480
3.000%, 01/01/2043 to 03/01/2052		27,754,300	23,298,525
3.500%, 06/01/2042 to 08/01/2052		21,117,813	18,401,536
4.000%, 10/01/2025 to 07/01/2052		22,112,910	19,927,941
4.500%, 11/01/2037 to 05/01/2053		12,880,171	11,972,425
5.000%, 12/01/2034 to 05/01/2053		11,403,056	10,847,186
5.372%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (C)		11,712	11,864
5.500%, 09/01/2034 to 05/01/2053		5,866,425	5,729,898
5.818%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 08/01/2034 (C)		114,698	115,539
6.000%, 05/01/2035 to 02/01/2036		780,862	792,445
7.000%, 09/01/2031 to 06/01/2032		61,269	63,263
7.500%, 09/01/2029 to 05/01/2031		7,257	7,494
Government National Mortgage Association
4.000%, 02/15/2041		699,190	649,132
5.000%, 04/15/2035		94,968	92,863
5.500%, 03/15/2035		42,117	42,005
6.000%, 03/15/2033 to 06/15/2033		80,067	80,720
6.500%, 09/15/2028 to 08/15/2031		11,789	11,883
7.000%, 04/15/2029		15,509	15,710
8.000%, 10/15/2026		6,965	7,063
			147,051,553
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $264,815,989)			$231,579,861
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina 3.500%, (3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		109,000	27,881
Republic of Argentina, GDP-Linked Note 7.993%, 12/15/2035 (D)*	ARS	19,532,033	558
			28,439
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	918,857
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	675,547
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	$376,563
9.375%, 04/01/2029		130,000	148,608
			525,171
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (E)		323,000	319,109
5.103%, 04/23/2048 (E)		375,000	339,258
			658,367
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (E)		601,000	572,590
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	111,532
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,189,882)			$3,490,503
CORPORATE BONDS – 38.9%
Communication services – 3.0%
AT&T, Inc.
4.350%, 06/15/2045 (F)		$285,000	213,262
7.625%, 04/15/2031		451,000	483,090
C&W Senior Financing DAC 6.875%, 09/15/2027 (E)		251,000	220,711
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	311,943
4.200%, 03/15/2028		526,000	482,783
5.750%, 04/01/2048		606,000	483,867
6.484%, 10/23/2045		429,000	374,578
Comcast Corp.
3.969%, 11/01/2047		633,000	472,272
3.999%, 11/01/2049		761,000	564,698
Connect Finco SARL 6.750%, 10/01/2026 (E)		315,000	293,800
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	868,245
Fox Corp. 3.500%, 04/08/2030		400,000	346,779
GCI LLC 4.750%, 10/15/2028 (E)		249,000	214,763
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (E)		302,000	250,845
Lumen Technologies, Inc. 7.600%, 09/15/2039		1,000,000	300,000
Match Group Holdings II LLC
3.625%, 10/01/2031 (E)		81,000	63,919
4.125%, 08/01/2030 (E)		189,000	155,955
Meta Platforms, Inc. 4.800%, 05/15/2030		143,000	139,288
Millicom International Cellular SA 6.250%, 03/25/2029 (E)		214,200	181,865
Netflix, Inc.
4.375%, 11/15/2026		700,000	674,898
4.875%, 04/15/2028		403,000	390,474
5.375%, 11/15/2029 (E)		80,000	78,059
5.875%, 11/15/2028		394,000	396,230
News Corp. 3.875%, 05/15/2029 (E)		209,000	179,740
Paramount Global 4.375%, 03/15/2043 (F)		642,000	415,239
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (E)		213,000	181,810

7

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sirius XM Radio, Inc. (continued)
5.000%, 08/01/2027 (E)	$373,000	$340,698
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	412,999
Stagwell Global LLC 5.625%, 08/15/2029 (E)	125,000	100,938
Telesat Canada 5.625%, 12/06/2026 (E)	112,000	77,000
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	300,000	322,518
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	352,005
T-Mobile USA, Inc.
2.875%, 02/15/2031	59,000	47,834
3.375%, 04/15/2029	372,000	327,189
3.875%, 04/15/2030	1,197,000	1,060,507
4.500%, 04/15/2050	300,000	230,049
5.750%, 01/15/2054	342,000	315,161
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (E)	278,000	137,554
7.500%, 11/12/2025 (E)	404,000	289,057
Verizon Communications, Inc.
4.522%, 09/15/2048	978,000	767,772
4.672%, 03/15/2055	397,000	311,618
5.012%, 08/21/2054	335,000	278,343
Vodafone Group PLC
5.625%, 02/10/2053	173,000	153,309
7.000%, (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%), 04/04/2079	277,000	275,119
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	257,000	218,146
5.050%, 03/15/2042	143,000	110,595
5.141%, 03/15/2052	811,000	602,606
WMG Acquisition Corp. 3.875%, 07/15/2030 (E)	222,000	187,523
Zayo Group Holdings, Inc.
4.000%, 03/01/2027 (E)	184,000	136,507
6.125%, 03/01/2028 (E)	170,000	109,262
		15,903,422
Consumer discretionary – 3.7%
Acushnet Company 7.375%, 10/15/2028 (E)	44,000	44,220
Affinity Interactive 6.875%, 12/15/2027 (E)	159,000	134,797
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (E)	50,000	42,944
4.750%, 03/01/2030	175,000	149,558
AutoNation, Inc. 4.750%, 06/01/2030	793,000	714,493
AutoZone, Inc. 3.125%, 04/21/2026	535,000	502,202
Booking Holdings, Inc. 4.625%, 04/13/2030	324,000	307,573
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (E)	154,000	126,753
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (E)	92,000	89,522
CCM Merger, Inc. 6.375%, 05/01/2026 (E)	139,000	132,949
Century Communities, Inc. 3.875%, 08/15/2029 (E)	189,000	156,381
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	297,000	251,288
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Dealer Tire LLC 8.000%, 02/01/2028 (E)	$122,000	$114,375
eBay, Inc. 2.700%, 03/11/2030	439,000	364,835
Expedia Group, Inc.
2.950%, 03/15/2031	190,000	153,073
5.000%, 02/15/2026	700,000	685,511
Ford Motor Company 3.250%, 02/12/2032	177,000	136,407
Ford Motor Credit Company LLC
4.000%, 11/13/2030	200,000	167,039
4.125%, 08/17/2027	346,000	315,128
5.113%, 05/03/2029	532,000	486,955
6.800%, 05/12/2028	770,000	769,109
Full House Resorts, Inc. 8.250%, 02/15/2028 (E)	134,000	117,250
General Motors Company 5.400%, 10/15/2029 to 04/01/2048	531,000	481,300
General Motors Financial Company, Inc.
2.400%, 10/15/2028	715,000	592,764
3.600%, 06/21/2030	875,000	732,330
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (E)	140,000	121,534
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (E)	187,000	152,446
5.000%, 06/01/2029 (E)	238,000	206,452
Hyatt Hotels Corp. 5.750%, 04/23/2030	68,000	65,923
Hyundai Capital America 2.375%, 10/15/2027 (E)	156,000	135,055
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (E)	104,000	92,300
KB Home
4.000%, 06/15/2031	215,000	173,289
7.250%, 07/15/2030	56,000	55,009
Lithia Motors, Inc.
3.875%, 06/01/2029 (E)	101,000	85,123
4.375%, 01/15/2031 (E)	101,000	83,559
4.625%, 12/15/2027 (E)	50,000	45,653
LKQ Corp. 5.750%, 06/15/2028 (E)	100,000	97,692
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (E)	199,000	171,653
6.125%, 03/15/2032 (E)	171,000	141,125
Marriott International, Inc.
2.850%, 04/15/2031	500,000	403,050
3.125%, 06/15/2026	1,000,000	934,802
4.625%, 06/15/2030	216,000	198,970
McDonald's Corp.
3.600%, 07/01/2030	500,000	446,377
4.200%, 04/01/2050	500,000	388,142
MDC Holdings, Inc. 2.500%, 01/15/2031	155,000	115,745
MGM Resorts International 4.750%, 10/15/2028	400,000	352,412
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (E)	252,000	214,545
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (E)	209,000	192,322
NCL Corp., Ltd. 3.625%, 12/15/2024 (E)	700,000	672,220
NIKE, Inc.
2.750%, 03/27/2027	500,000	461,853
2.850%, 03/27/2030	500,000	433,108

8

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nissan Motor Acceptance Company LLC
1.850%, 09/16/2026 (E)	$361,000	$314,074
2.000%, 03/09/2026 (E)	176,000	157,313
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (E)	235,000	187,595
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	456,137
2.700%, 04/15/2030	500,000	426,987
The Michaels Companies, Inc.
5.250%, 05/01/2028 (E)	304,000	242,622
7.875%, 05/01/2029 (E)	281,000	183,450
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	367,772
4.500%, 04/15/2050 (F)	400,000	334,979
Toll Brothers Finance Corp. 4.875%, 03/15/2027	500,000	478,901
Travel + Leisure Company
4.625%, 03/01/2030 (E)	101,000	84,994
6.000%, 04/01/2027	700,000	665,980
Valvoline, Inc. 3.625%, 06/15/2031 (E)	302,000	233,975
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (E)	133,000	119,458
Yum! Brands, Inc.
4.750%, 01/15/2030 (E)	131,000	117,667
5.350%, 11/01/2043	600,000	526,500
6.875%, 11/15/2037	292,000	296,287
		19,403,806
Consumer staples – 1.6%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	348,000	318,955
4.900%, 02/01/2046	151,000	131,603
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/2048	730,000	601,095
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	467,351
Coruripe Netherlands BV 10.000%, 02/10/2027 (E)	228,000	167,010
Edgewell Personal Care Company
4.125%, 04/01/2029 (E)	104,000	88,400
5.500%, 06/01/2028 (E)	183,000	169,046
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	799,520
General Mills, Inc. 2.875%, 04/15/2030	400,000	338,050
JBS USA LUX SA
3.625%, 01/15/2032	235,000	187,109
3.750%, 12/01/2031	86,000	68,889
5.125%, 02/01/2028	155,000	147,498
5.750%, 04/01/2033	393,000	359,423
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	482,930
Kraft Heinz Foods Company
4.375%, 06/01/2046	573,000	446,505
4.875%, 10/01/2049	164,000	136,897
5.000%, 06/04/2042	175,000	151,562
MARB BondCo PLC 3.950%, 01/29/2031 (E)	308,000	228,391
NBM US Holdings, Inc. 6.625%, 08/06/2029 (E)	274,000	249,929
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	433,097
Pilgrim's Pride Corp. 6.250%, 07/01/2033	302,000	283,816
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Sysco Corp.
5.950%, 04/01/2030	$355,000	$357,940
6.600%, 04/01/2050	1,000,000	1,032,350
Target Corp. 2.250%, 04/15/2025	500,000	476,453
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	335,608
		8,459,427
Energy – 4.7%
Aker BP ASA 4.000%, 01/15/2031 (E)	461,000	396,011
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (F)	400,000	252,468
5.550%, 03/15/2026	800,000	761,456
Antero Midstream Partners LP 5.375%, 06/15/2029 (E)	233,000	213,332
Antero Resources Corp. 5.375%, 03/01/2030 (E)	90,000	82,860
Apache Corp. 5.100%, 09/01/2040	325,000	258,173
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (E)	296,000	266,167
8.250%, 12/31/2028 (E)	47,000	46,511
Buckeye Partners LP 3.950%, 12/01/2026 (F)	500,000	448,995
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,016,808
Cheniere Energy Partners LP
4.000%, 03/01/2031	436,000	372,752
4.500%, 10/01/2029	416,000	376,677
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (E)	545,000	532,628
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (E)	105,000	103,648
6.036%, 11/15/2033 (E)	162,000	158,129
ConocoPhillips Company 5.950%, 03/15/2046	30,000	29,479
Continental Resources, Inc. 4.900%, 06/01/2044	595,000	437,107
CSI Compressco LP 7.500%, 04/01/2025 (E)	98,000	95,305
Devon Energy Corp.
5.000%, 06/15/2045	600,000	483,238
7.875%, 09/30/2031	874,000	958,821
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	631,259
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680%), 07/15/2077	312,000	272,233
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	403,000	350,796
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%), 03/01/2078	279,000	248,972
8.500%, (8.500% to 10-15-33, then 5 Year CMT + 4.431%), 01/15/2084	171,000	169,593
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (E)	99,000	88,788
5.875%, 03/30/2031 (E)	172,000	149,210
Energy Transfer LP
4.200%, 04/15/2027	228,000	214,829
5.150%, 03/15/2045	340,000	273,943
5.250%, 04/15/2029	315,000	302,033

9

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (continued)
5.400%, 10/01/2047	$371,000	$305,982
5.500%, 06/01/2027	302,000	297,258
5.950%, 10/01/2043	300,000	263,738
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (G)	583,000	535,690
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (G)	457,000	394,012
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	518,000	455,832
6.875%, 03/01/2033	471,000	507,999
EQM Midstream Partners LP 7.500%, 06/01/2027 to 06/01/2030 (E)	61,000	61,171
Hess Corp.
5.600%, 02/15/2041	400,000	361,188
5.800%, 04/01/2047	500,000	455,944
Hess Midstream Operations LP
4.250%, 02/15/2030 (E)	78,000	65,773
5.500%, 10/15/2030 (E)	31,000	28,171
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	172,000	184,038
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (E)	366,000	346,606
6.750%, 06/30/2030 (E)	85,000	78,084
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	796,840
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (E)	266,313	204,233
MPLX LP
4.125%, 03/01/2027	103,000	97,445
4.250%, 12/01/2027	225,000	211,346
4.950%, 09/01/2032	179,000	163,017
5.000%, 03/01/2033	185,000	168,579
Occidental Petroleum Corp.
6.450%, 09/15/2036	282,000	276,906
6.600%, 03/15/2046	151,000	148,370
6.625%, 09/01/2030	372,000	376,929
ONEOK Partners LP 6.650%, 10/01/2036	835,000	828,787
ONEOK, Inc.
5.650%, 11/01/2028	131,000	129,303
6.050%, 09/01/2033	490,000	481,391
6.100%, 11/15/2032	500,000	493,681
6.625%, 09/01/2053	313,000	306,491
Ovintiv, Inc.
5.650%, 05/15/2028	104,000	101,727
6.250%, 07/15/2033	104,000	100,559
7.200%, 11/01/2031	55,000	56,615
Parkland Corp.
4.500%, 10/01/2029 (E)	176,000	150,713
4.625%, 05/01/2030 (E)	172,000	146,626
Petroleos Mexicanos
7.690%, 01/23/2050	546,000	350,737
8.750%, 06/02/2029	150,000	132,936
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	569,546
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	195,000	181,678
4.500%, 05/15/2030	504,000	462,199
5.000%, 03/15/2027	186,000	180,442
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (E)	$550,000	$530,462
Southwestern Energy Company 4.750%, 02/01/2032	129,000	110,719
Sunoco LP 4.500%, 05/15/2029 to 04/30/2030	348,000	302,482
Targa Resources Corp. 4.950%, 04/15/2052	408,000	313,804
Targa Resources Partners LP 4.000%, 01/15/2032	336,000	282,737
The Williams Companies, Inc.
3.750%, 06/15/2027	306,000	284,513
4.650%, 08/15/2032	251,000	228,327
Valero Energy Corp. 2.850%, 04/15/2025	400,000	381,410
Var Energi ASA 8.000%, 11/15/2032 (E)	498,000	522,551
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (E)	95,000	79,940
4.125%, 08/15/2031 (E)	158,000	129,658
Western Midstream Operating LP
4.050%, 02/01/2030	285,000	249,116
6.150%, 04/01/2033	71,000	68,473
		24,934,995
Financials – 9.7%
Ally Financial, Inc.
6.992%, (6.992% to 6-13-28, then SOFR + 3.260%), 06/13/2029	272,000	266,150
7.100%, 11/15/2027	202,000	201,974
Ambac Assurance Corp. 5.100%, 10/25/2023 (E)(G)	131	188
American International Group, Inc.
3.900%, 04/01/2026	415,000	397,314
6.250%, (6.250% to 3-15-37, then 3 month LIBOR + 2.056%), 03/15/2087	100,000	89,756
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	465,837
Ares Capital Corp.
2.150%, 07/15/2026	377,000	330,764
2.875%, 06/15/2028	244,000	204,080
3.250%, 07/15/2025	169,000	158,305
3.875%, 01/15/2026	787,000	736,407
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	167,820
Banco Santander SA 4.379%, 04/12/2028	348,000	321,275
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	472,000	395,127
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	558,000	448,404
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	859,000	675,123
2.884%, (2.884% to 10-22-29, then 3 month CME Term SOFR + 1.452%), 10/22/2030	500,000	416,568
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,087,000	975,092
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	414,000	336,729

10

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	$359,000	$328,853
4.083%, (4.083% to 3-20-50, then 3 month CME Term SOFR + 3.412%), 03/20/2051	500,000	369,770
6.300%, (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%), 03/10/2026 (G)	478,000	468,961
Barclays PLC 4.375%, (4.375% to 3-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (G)	316,000	219,317
BlackRock, Inc. 1.900%, 01/28/2031	500,000	395,123
Blackstone Holdings Finance Company LLC 6.200%, 04/22/2033 (E)	300,000	296,761
Blackstone Private Credit Fund
2.350%, 11/22/2024	293,000	278,014
2.700%, 01/15/2025	219,000	207,425
3.250%, 03/15/2027	79,000	68,622
4.000%, 01/15/2029	325,000	276,274
7.050%, 09/29/2025	300,000	300,460
Block, Inc. 3.500%, 06/01/2031	126,000	98,981
BPCE SA 4.500%, 03/15/2025 (E)	356,000	343,353
Capital One Financial Corp. 3.750%, 07/28/2026	500,000	463,585
Citigroup, Inc.
4.412%, (4.412% to 3-31-30, then SOFR + 3.914%), 03/31/2031	1,000,000	899,567
4.600%, 03/09/2026	506,000	488,499
4.700%, (4.700% to 1-30-25, then SOFR + 3.234%), 01/30/2025 (G)	427,000	384,389
6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	346,000	330,646
6.250%, (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%), 08/15/2026 (G)	375,000	360,847
Citizens Financial Group, Inc. 3.250%, 04/30/2030	498,000	403,505
CNA Financial Corp. 2.050%, 08/15/2030	105,000	81,951
CNO Financial Group, Inc. 5.250%, 05/30/2029	381,000	358,842
Corebridge Financial, Inc. 6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052	135,000	129,329
Credit Agricole SA
3.250%, 01/14/2030 (E)	589,000	491,572
4.375%, 03/17/2025 (E)	600,000	579,780
6.316%, (6.316% to 10-3-28, then SOFR + 1.860%), 10/03/2029 (E)	331,000	331,038
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	265,000	230,758
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	358,000	256,899
Discover Financial Services 4.100%, 02/09/2027	117,000	106,904
Enova International, Inc. 8.500%, 09/15/2025 (E)	162,000	158,355
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fairfax Financial Holdings, Ltd. 5.625%, 08/16/2032	$800,000	$747,208
Fifth Third Bancorp 8.571%, (3 month CME Term SOFR + 3.295%), 10/30/2023 (C)(G)	210,000	199,642
Fiserv, Inc.
2.250%, 06/01/2027	400,000	354,980
3.850%, 06/01/2025	614,000	593,489
Global Atlantic Fin Company 3.125%, 06/15/2031 (E)	1,000,000	712,756
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then SOFR + 2.020%), 08/21/2029	196,000	191,737
ING Groep NV 6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (G)	135,000	127,239
Jefferies Financial Group, Inc. 5.875%, 07/21/2028	247,000	241,723
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	516,000	418,259
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	468,000	384,520
4.125%, 12/15/2026	600,000	570,263
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (G)	373,000	348,938
5.717%, (5.717% to 9-14-32, then SOFR + 2.580%), 09/14/2033	1,000,000	961,281
KKR Group Finance Company XII LLC 4.850%, 05/17/2032 (E)	500,000	454,090
Lazard Group LLC 4.375%, 03/11/2029	323,000	297,463
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	651,019
4.750%, 03/15/2026	825,000	806,261
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (E)	500,000	313,644
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (E)	263,000	216,222
Lloyds Banking Group PLC 7.500%, (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%), 06/27/2024 (G)	261,000	254,638
Loews Corp. 3.750%, 04/01/2026	825,000	790,904
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (G)	116,000	95,014
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (E)	204,000	165,936
Markel Group, Inc. 5.000%, 03/30/2043	1,270,000	1,005,068
MetLife, Inc.
3.000%, 03/01/2025	300,000	288,712
6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	292,000	285,319
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	203,000	152,998

11

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	$1,511,000	$1,097,571
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	861,474
4.431%, (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%), 01/23/2030	70,000	64,760
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	412,000	396,367
5.449%, (5.449% to 7-20-28, then SOFR + 1.630%), 07/20/2029	338,000	329,370
5.948%, (5.948% to 1-19-33, then 5 Year CMT + 2.430%), 01/19/2038	1,000,000	934,676
MSCI, Inc. 3.625%, 11/01/2031 (E)	367,000	300,234
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (E)	85,000	69,014
5.500%, 08/15/2028 (E)	156,000	137,602
6.000%, 01/15/2027 (E)	99,000	93,547
Nationwide Mutual Insurance Company 7.961%, (3 month LIBOR + 2.290%), 12/15/2024 (C)(E)	1,130,000	1,129,959
NatWest Group PLC 6.000%, (6.000% to 12-29-25, then 5 Year CMT + 5.625%), 12/29/2025 (G)	343,000	314,758
NatWest Markets PLC 1.600%, 09/29/2026 (E)	432,000	379,695
Nippon Life Insurance Company 2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (E)	199,000	156,539
OneMain Finance Corp. 9.000%, 01/15/2029	116,000	115,625
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	326,895
2.850%, 10/01/2029	1,180,000	1,022,921
Popular, Inc. 7.250%, 03/13/2028	260,000	259,230
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	39,000	33,585
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	413,871
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	277,000	240,513
3.244%, 10/05/2026	706,000	639,542
3.450%, 06/02/2025	560,000	532,616
4.400%, 07/13/2027	143,000	132,697
SBL Holdings, Inc. 5.000%, 02/18/2031 (E)	300,000	233,639
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (E)(G)	287,000	204,653
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (E)	515,000	509,049
State Street Corp. 2.901%, (2.901% to 3-30-25, then SOFR + 2.600%), 03/30/2026	1,000,000	953,927
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,278,919
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (E)	$365,000	$278,149
The Charles Schwab Corp. 5.643%, (5.643% to 5-19-28, then SOFR + 2.210%), 05/19/2029	349,000	341,819
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	964,000	752,958
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	407,000	314,150
3.500%, 04/01/2025	500,000	481,436
6.750%, 10/01/2037	800,000	810,118
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	504,170
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (G)	497,000	367,667
4.758%, (4.758% to 1-26-26, then SOFR + 1.085%), 01/26/2027	500,000	486,044
5.582%, (5.582% to 6-12-28, then SOFR + 1.841%), 06/12/2029	517,000	501,549
5.939%, (5.939% to 8-18-33, then SOFR + 1.946%), 08/18/2034	293,000	281,521
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (G)	262,000	224,590
8.711%, (3 month CME Term SOFR + 3.302%), 12/01/2023 (C)(G)	178,000	176,891
9.312%, (3 month CME Term SOFR + 3.940%), 11/01/2023 (C)(G)	373,000	373,366
Truist Financial Corp. 5.867%, (5.867% to 6-8-33, then SOFR + 2.361%), 06/08/2034	307,000	288,955
U.S. Bancorp 5.836%, (5.836% to 6-10-33, then SOFR + 2.260%), 06/12/2034	344,000	324,444
UBS Group AG 6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (E)	200,000	195,332
Visa, Inc. 2.050%, 04/15/2030	400,000	330,267
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	532,756
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	810,000	710,345
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	601,000	500,306
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	829,000	670,117
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (G)	823,000	807,017
		51,341,831
Health care – 2.3%
Abbott Laboratories 3.750%, 11/30/2026	680,000	652,588
AbbVie, Inc. 3.200%, 11/21/2029	1,631,000	1,439,273
AdaptHealth LLC 5.125%, 03/01/2030 (E)	168,000	130,095

12

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Amgen, Inc. 5.250%, 03/02/2030	$109,000	$106,492
Baxter International, Inc. 3.500%, 08/15/2046	500,000	316,503
Biogen, Inc.
2.250%, 05/01/2030	400,000	319,490
3.150%, 05/01/2050	500,000	305,399
Cencora, Inc. 2.800%, 05/15/2030	309,000	259,000
Centene Corp.
2.450%, 07/15/2028	88,000	74,346
3.000%, 10/15/2030	286,000	230,690
3.375%, 02/15/2030	183,000	152,635
CVS Health Corp.
3.750%, 04/01/2030	115,000	101,653
5.050%, 03/25/2048	328,000	272,517
5.250%, 01/30/2031	67,000	64,375
5.300%, 06/01/2033	185,000	175,225
CVS Pass-Through Trust 8.353%, 07/10/2031 (E)	746,808	793,779
DaVita, Inc.
3.750%, 02/15/2031 (E)	308,000	234,006
4.625%, 06/01/2030 (E)	302,000	247,979
Elevance Health, Inc. 6.100%, 10/15/2052	167,000	168,042
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (E)	520,000	376,832
HCA, Inc. 5.375%, 02/01/2025	800,000	791,533
Humana, Inc. 3.125%, 08/15/2029	500,000	437,337
Organon & Company 5.125%, 04/30/2031 (E)	166,000	133,025
Pfizer, Inc. 2.625%, 04/01/2030 (F)	500,000	427,023
Royalty Pharma PLC 1.750%, 09/02/2027	186,000	158,701
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	500,000	466,910
Stanford Health Care 3.310%, 08/15/2030	225,000	196,827
Star Parent, Inc. 9.000%, 10/01/2030 (E)	132,000	133,386
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	43,452
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	166,000	161,576
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	547,348
Universal Health Services, Inc.
1.650%, 09/01/2026	280,000	246,809
2.650%, 10/15/2030	308,000	240,061
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	749,396
5.250%, 06/15/2046	250,000	184,613
Varex Imaging Corp. 7.875%, 10/15/2027 (E)	149,000	149,373
Viatris, Inc.
2.700%, 06/22/2030	364,000	284,559
4.000%, 06/22/2050	308,000	186,196
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	$500,000	$471,647
		12,430,691
Industrials – 5.0%
3M Company 3.050%, 04/15/2030 (F)	500,000	432,201
AerCap Ireland Capital DAC
1.750%, 01/30/2026	350,000	315,865
2.450%, 10/29/2026	1,039,000	930,628
3.000%, 10/29/2028	559,000	479,330
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (E)	153,133	145,233
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (E)	132,751	124,454
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (E)	164,000	174,953
Air Lease Corp.
2.100%, 09/01/2028	208,000	172,686
2.875%, 01/15/2026	150,000	139,660
3.125%, 12/01/2030	400,000	325,705
3.625%, 12/01/2027	225,000	203,579
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (E)	115,250	115,781
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	664,148	585,333
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	280,745	250,986
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	82,028	75,627
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 04/15/2030	40,412	34,573
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	134,505	115,607
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	240,188	218,120
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	145,877	126,362
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	285,170	230,398
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	291,651	249,265
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 08/15/2029	101,327	89,453
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	218,613	179,630
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	303,030	260,722
American Airlines Group, Inc. 3.750%, 03/01/2025 (E)	500,000	473,665

13

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines, Inc. 7.250%, 02/15/2028 (E)	$198,000	$189,309
APX Group, Inc. 5.750%, 07/15/2029 (E)	216,000	182,005
Ashtead Capital, Inc. 2.450%, 08/12/2031 (E)	200,000	151,744
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (E)	188,000	160,740
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (E)	275,000	242,284
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (E)	73,172	64,717
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (E)	116,667	104,560
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (E)	78,419	79,782
Builders FirstSource, Inc.
4.250%, 02/01/2032 (E)	286,000	234,539
6.375%, 06/15/2032 (E)	165,000	155,316
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	430,371
Carrier Global Corp. 2.700%, 02/15/2031	500,000	405,304
Concentrix Corp. 6.600%, 08/02/2028	321,000	309,711
CSX Corp. 3.800%, 04/15/2050	1,000,000	721,780
Delta Air Lines, Inc.
4.375%, 04/19/2028	298,000	273,901
4.750%, 10/20/2028 (E)	399,051	379,235
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030 (E)	171,000	164,617
Equifax, Inc. 3.100%, 05/15/2030	800,000	666,266
Flowserve Corp. 3.500%, 10/01/2030	176,000	146,736
Fortive Corp. 3.150%, 06/15/2026	700,000	654,411
GATX Corp. 3.850%, 03/30/2027	800,000	742,058
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (E)	247,000	203,587
HEICO Corp. 5.250%, 08/01/2028	300,000	292,663
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	450,000	434,639
4.200%, 05/01/2030	1,232,000	1,114,191
IDEX Corp. 3.000%, 05/01/2030	1,000,000	846,833
Ingersoll Rand, Inc.
5.400%, 08/14/2028	61,000	59,973
5.700%, 08/14/2033	97,000	93,616
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	691,180
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	261,704	219,317
Lennox International, Inc. 3.000%, 11/15/2023	800,000	797,107
Masco Corp. 2.000%, 10/01/2030	412,000	315,409
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
MasTec, Inc. 4.500%, 08/15/2028 (E)	$146,000	$131,297
Owens Corning
3.875%, 06/01/2030	45,000	39,751
3.950%, 08/15/2029	339,000	307,972
Penske Truck Leasing Company LP 5.875%, 11/15/2027 (E)	400,000	393,046
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (E)	62,000	54,318
6.250%, 01/15/2028 (E)	173,000	160,227
Regal Rexnord Corp.
6.050%, 02/15/2026 (E)	218,000	215,570
6.400%, 04/15/2033 (E)	187,000	180,120
Southwest Airlines Company 5.250%, 05/04/2025	800,000	790,719
The Boeing Company
3.200%, 03/01/2029	199,000	174,763
5.040%, 05/01/2027	528,000	515,519
5.150%, 05/01/2030	720,000	687,959
5.805%, 05/01/2050	400,000	362,207
TransDigm, Inc. 5.500%, 11/15/2027	190,000	177,906
TriNet Group, Inc. 3.500%, 03/01/2029 (E)	104,000	87,587
TTX Company 4.200%, 07/01/2046 (E)	700,000	534,949
Uber Technologies, Inc. 4.500%, 08/15/2029 (E)	385,000	344,135
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	387,888	362,167
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	278,830	247,183
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	248,071	231,879
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	120,379	113,796
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	257,701	226,777
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	513,491	507,288
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	178,434	171,291
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	330,000	319,344
United Airlines, Inc.
4.375%, 04/15/2026 (E)	31,000	28,669
4.625%, 04/15/2029 (E)	70,000	60,167
United Rentals North America, Inc. 3.875%, 11/15/2027	177,000	160,221
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	145,599	138,955
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	372,338
Wabtec Corp. 3.200%, 06/15/2025	500,000	474,962
		26,550,799

14

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 2.6%
Autodesk, Inc. 2.850%, 01/15/2030	$99,000	$83,892
Broadcom, Inc.
2.450%, 02/15/2031 (E)	1,000,000	781,605
3.137%, 11/15/2035 (E)	779,000	567,955
3.419%, 04/15/2033 (E)	433,000	346,338
3.469%, 04/15/2034 (E)	421,000	330,658
4.750%, 04/15/2029	1,099,000	1,036,320
CDW LLC 3.250%, 02/15/2029	149,000	127,051
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (E)	144,000	122,722
Dell International LLC 5.300%, 10/01/2029	978,000	949,411
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	773,715
Foundry JV Holdco LLC 5.875%, 01/25/2034 (E)	288,000	275,113
Gartner, Inc. 4.500%, 07/01/2028 (E)	319,000	291,028
Jabil, Inc. 3.600%, 01/15/2030	180,000	155,854
Marvell Technology, Inc. 2.450%, 04/15/2028	434,000	374,892
Micron Technology, Inc.
2.703%, 04/15/2032	227,000	173,363
4.185%, 02/15/2027	567,000	533,457
4.663%, 02/15/2030	1,000,000	910,025
5.327%, 02/06/2029	1,432,000	1,380,149
6.750%, 11/01/2029	1,189,000	1,208,077
Motorola Solutions, Inc.
2.300%, 11/15/2030	431,000	334,694
2.750%, 05/24/2031	395,000	311,991
4.600%, 05/23/2029	150,000	141,994
NXP BV 3.875%, 06/18/2026	393,000	373,655
Oracle Corp.
2.950%, 04/01/2030	355,000	298,728
5.550%, 02/06/2053	1,000,000	876,163
Qorvo, Inc. 3.375%, 04/01/2031 (E)	247,000	195,640
Qualcomm, Inc. 1.650%, 05/20/2032 (F)	566,000	423,952
VeriSign, Inc. 2.700%, 06/15/2031	190,000	151,332
		13,529,774
Materials – 1.4%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	455,685
Anglo American Capital PLC 4.750%, 04/10/2027 (E)	203,000	194,554
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (E)	111,000	110,447
Braskem Idesa SAPI 6.990%, 02/20/2032 (E)	201,000	120,850
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (E)	420,000	342,312
5.875%, 01/31/2050 (E)	240,000	172,869
Cemex SAB de CV
3.875%, 07/11/2031 (E)	297,000	248,772
5.200%, 09/17/2030 (E)	224,000	205,874
CF Industries, Inc. 4.950%, 06/01/2043	175,000	141,914
First Quantum Minerals, Ltd. 6.875%, 10/15/2027 (E)	343,000	329,066
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	$354,000	$312,795
5.400%, 11/14/2034	237,000	216,912
5.450%, 03/15/2043	889,000	757,957
Glencore Funding LLC 2.625%, 09/23/2031 (E)	500,000	385,909
Graphic Packaging International LLC 3.500%, 03/01/2029 (E)	198,000	167,140
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (E)	66,000	61,748
Huntsman International LLC 4.500%, 05/01/2029	500,000	452,154
Mauser Packaging Solutions Holding Company 7.875%, 08/15/2026 (E)	140,000	135,063
Methanex Corp. 5.650%, 12/01/2044	450,000	362,347
Newmont Corp. 2.800%, 10/01/2029	142,000	120,253
Novelis Corp. 4.750%, 01/30/2030 (E)	348,000	301,177
Owens-Brockway Glass Container, Inc.
6.625%, 05/13/2027 (E)	130,000	126,735
7.250%, 05/15/2031 (E)	92,000	89,930
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (E)	312,000	276,900
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	150,467
Standard Industries, Inc.
3.375%, 01/15/2031 (E)	142,000	109,763
4.375%, 07/15/2030 (E)	149,000	123,402
5.000%, 02/15/2027 (E)	73,000	67,667
The Mosaic Company 4.250%, 11/15/2023	600,000	598,487
Volcan Cia Minera SAA 4.375%, 02/11/2026 (E)	35,000	19,978
		7,159,127
Real estate – 2.7%
American Homes 4 Rent LP 4.250%, 02/15/2028	146,000	135,788
American Tower Corp.
3.550%, 07/15/2027	259,000	237,893
3.800%, 08/15/2029	471,000	418,959
5.000%, 02/15/2024	670,000	667,278
American Tower Trust I
3.652%, 03/15/2048 (E)	315,000	288,086
5.490%, 03/15/2028 (E)	359,000	353,309
Brixmor Operating Partnership LP 4.050%, 07/01/2030	500,000	436,502
CoStar Group, Inc. 2.800%, 07/15/2030 (E)	386,000	311,017
Crown Castle, Inc.
3.300%, 07/01/2030	410,000	346,034
3.700%, 06/15/2026	500,000	472,822
3.800%, 02/15/2028	175,000	160,457
4.150%, 07/01/2050	400,000	284,291
CubeSmart LP 4.375%, 02/15/2029	600,000	554,935
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (E)	20,000	19,350
EPR Properties 4.950%, 04/15/2028	350,000	310,126
Equinix, Inc. 2.900%, 11/18/2026	1,000,000	917,949

15

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
ERP Operating LP 3.375%, 06/01/2025	$300,000	$288,189
Extra Space Storage LP 2.350%, 03/15/2032	500,000	377,949
GLP Capital LP
3.250%, 01/15/2032	521,000	404,342
4.000%, 01/15/2030	147,000	124,664
5.375%, 04/15/2026	279,000	270,514
Healthcare Realty Holdings LP
3.500%, 08/01/2026	500,000	464,474
3.750%, 07/01/2027 (F)	600,000	551,987
Host Hotels & Resorts LP
2.900%, 12/15/2031	500,000	384,280
3.375%, 12/15/2029	377,000	316,699
3.500%, 09/15/2030	220,000	182,406
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (E)	66,000	54,248
Iron Mountain, Inc. 5.250%, 07/15/2030 (E)	159,000	138,910
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	646,051
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	493,753
SBA Tower Trust
1.884%, 07/15/2050 (E)	500,000	452,080
6.599%, 01/15/2028 (E)	515,000	516,346
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	944,914
Ventas Realty LP 4.750%, 11/15/2030	1,000,000	914,540
VICI Properties LP
3.875%, 02/15/2029 (E)	146,000	126,161
4.125%, 08/15/2030 (E)	160,000	136,061
4.625%, 12/01/2029 (E)	336,000	298,049
5.125%, 05/15/2032	77,000	68,921
Welltower OP LLC 2.700%, 02/15/2027	400,000	363,629
		14,433,963
Utilities – 2.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (E)	201,183	170,985
Ameren Corp. 3.500%, 01/15/2031	1,000,000	858,402
American Electric Power Company, Inc. 5.625%, 03/01/2033	113,000	109,345
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,028,892
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (E)	205,150	199,508
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	580,877
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	438,946
3.950%, 04/01/2050	500,000	369,335
Constellation Energy Generation LLC
6.125%, 01/15/2034	95,000	94,849
6.500%, 10/01/2053	162,000	162,378
Dominion Energy, Inc.
3.375%, 04/01/2030	604,000	519,585
3.600%, 03/15/2027	500,000	465,550
DPL, Inc. 4.125%, 07/01/2025	203,000	192,343
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
2.450%, 06/01/2030	$105,000	$85,258
5.750%, 09/15/2033	332,000	326,162
Edison International 3.550%, 11/15/2024	700,000	680,215
Electricite de France SA 9.125%, (9.125% to 3-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (E)(G)	221,000	230,224
Emera US Finance LP 3.550%, 06/15/2026	293,000	275,227
FirstEnergy Corp.
2.650%, 03/01/2030	194,000	158,121
3.400%, 03/01/2050	82,000	50,967
Georgia Power Company 4.950%, 05/17/2033	175,000	164,034
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	140,000	112,080
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (E)	243,000	220,016
4.500%, 09/15/2027 (E)	201,000	182,218
NiSource, Inc.
1.700%, 02/15/2031	105,000	78,524
3.600%, 05/01/2030	230,000	200,346
5.250%, 03/30/2028	66,000	64,683
NRG Energy, Inc.
2.450%, 12/02/2027 (E)	284,000	240,737
3.375%, 02/15/2029 (E)	62,000	50,182
3.625%, 02/15/2031 (E)	175,000	132,765
3.875%, 02/15/2032 (E)	301,000	225,958
4.450%, 06/15/2029 (E)	212,000	183,855
7.000%, 03/15/2033 (E)	288,000	278,258
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (E)(G)	226,000	221,345
Sempra 5.500%, 08/01/2033	269,000	257,342
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	961,815
The Southern Company 5.700%, 03/15/2034	166,000	162,571
Vistra Operations Company LLC
3.700%, 01/30/2027 (E)	564,000	514,440
4.300%, 07/15/2029 (E)	485,000	424,050
6.950%, 10/15/2033 (E)	191,000	187,339
		11,859,727
TOTAL CORPORATE BONDS (Cost $229,460,705)		$206,007,562
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Financial Corp. 6.316%, (Greater of 3 month SOFR + 0.907% or 4.000%), 12/15/2024 (C)(G)	425,000	296,532
USB Capital IX 6.590%, (Greater of 3 month SOFR + 1.282% or 3.500%), 10/30/2023 (C)(G)	1,045,000	769,809
		1,066,341
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,390,282)		$1,066,341

16

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	$1,000,000	$762,438
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	157,129
New Jersey Transportation Trust Fund Authority 4.081%, 06/15/2039	3,000	2,446
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	445,000	398,392
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	174,000	151,845
State of Connecticut, GO 2.677%, 07/01/2030	250,000	212,603
The School District of Philadelphia (Pennsylvania), GO 5.995%, 09/01/2030	315,000	319,652
The School District of Philadelphia (Pennsylvania), GO 6.765%, 06/01/2040	1,010,000	1,035,884
TOTAL MUNICIPAL BONDS (Cost $3,750,985)		$3,040,389
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.8%
Commercial and residential – 4.3%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(E)	111,070	89,696
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(E)	239,020	188,670
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.075%, 05/15/2053 (E)	4,300,575	195,187
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(E)	183,856	143,621
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (B)(E)	116,000	36,636
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	359,652
Series 2021-BN34, Class XA IO, 1.084%, 06/15/2063	12,745,783	645,794
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	94,433
BBCMS Trust Series 2015-SRCH, Class D 5.122%, 08/10/2035 (B)(E)	194,000	138,549
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	238,057	230,679
Series 2019-B15, Class XA IO, 0.931%, 12/15/2072	9,818,782	341,032
BMO Mortgage Trust Series 2022-C2, Class A5 4.973%, 07/15/2054 (B)	500,000	467,529
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(E)	118,587	102,978
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (E)	383,000	322,823
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust (continued)
Series 2019-OC11, Class D, 4.075%, 12/09/2041 (B)(E)	$300,000	$246,611
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (E)	267,000	257,538
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	718,633
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 5.059%, 06/15/2050 (B)	500,000	399,681
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 4.708%, 07/20/2034 (B)	435,452	402,070
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	408,649	372,928
Series 2018-C5, Class XA IO, 0.827%, 06/10/2051	13,761,445	363,063
Series 2019-C7, Class XA IO, 0.988%, 12/15/2072	15,701,823	618,671
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (B)(E)	197,000	191,823
Cold Storage Trust Series 2020-ICE5, Class D (1 month CME Term SOFR + 2.214%) 7.547%, 11/15/2037 (C)(E)	491,495	487,923
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (B)(E)	216,475	163,733
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(E)	369,940	300,408
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO, 1.022%, 10/15/2045	70,340	3
Series 2014-CR15, Class XA IO, 0.708%, 02/10/2047	4,086,643	114
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.572%, 05/10/2051	4,976,580	81,583
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.540%, 08/10/2030 (B)(E)	307,000	234,760
Series 2013-300P, Class E, 4.540%, 08/10/2030 (B)(E)	200,000	130,254
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (E)	89,000	80,400
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (E)	169,000	159,452
Series 2020-CX, Class A, 2.173%, 11/10/2046 (E)	500,000	380,830
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.188%, 03/10/2047	2,643,000	574
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (E)	102,893	92,098

17

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(E)	$184,555	$152,727
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(E)	164,237	132,949
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(E)	124,146	93,802
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(E)	301,770	235,143
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	353,279
Series 2019-C18, Class E, 2.500%, 12/15/2052 (E)	265,000	144,550
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 6.342%, 07/19/2044 (C)	264,876	237,557
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(E)	75,054	61,383
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(E)	199,315	155,199
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(E)	326,704	246,521
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.191%, 04/25/2048 (B)(E)	290,000	274,581
Series 2016-K56, Class B, 4.085%, 06/25/2049 (B)(E)	1,085,000	1,025,873
Series 2017-K67, Class B, 4.081%, 09/25/2049 (B)(E)	485,000	447,738
Series 2018-K730, Class B, 3.921%, 02/25/2050 (B)(E)	300,000	288,737
Series 2019-KF69, Class B (1 month SOFR + 2.414%), 7.726%, 08/25/2029 (C)(E)	87,868	79,968
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(E)	138,539	114,763
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(E)	141,915	112,437
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(E)	223,044	177,896
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (B)(E)	579,964	555,934
Series 2017-485L, Class C, 4.115%, 02/10/2037 (B)(E)	85,000	68,729
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (E)	136,000	125,938
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(E)	102,910	86,323
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (E)	7,095,155	74,045
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	7,266,493	95,650
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (E)	7,536,725	93,740
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Hawaii Hotel Trust Series 2019-MAUI, Class E (1 month CME Term SOFR + 2.207%) 7.539%, 05/15/2038 (C)(E)	$300,000	$292,561
Hilton Orlando Trust Series 2018-ORL, Class B (1 month CME Term SOFR + 1.347%) 6.679%, 12/15/2034 (C)(E)	1,000,000	987,363
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(E)	129,327	104,118
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.287%, 01/10/2037 (E)	1,000,000	948,037
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (E)	258,000	234,718
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.133%, 04/21/2034 (B)	51,505	48,539
Series 2004-8, Class 5A1, 5.812%, 08/25/2034 (B)	73,381	69,141
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	148,201	141,412
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (E)	137,355	1
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(E)	98,968	86,060
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class XA IO 1.188%, 08/15/2047	8,286,004	22,235
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.755%, 11/15/2052	21,280,079	618,731
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (B)(E)	135,000	82,688
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (B)(E)	98,000	76,413
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (E)	140,401	124,291
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(E)	106,147	83,727
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(E)	217,758	162,631
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (E)	90,000	73,125
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(E)	283,065	237,480
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 5.839%, 05/20/2035 (C)	22,668	19,354

18

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (E)	$352,000	$252,904
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(E)	31,496	31,415
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(E)	1,000,000	936,898
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(E)	199,666	178,835
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(E)	159,201	148,124
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(E)	144,374	132,286
Series 2020-4, Class A1, 1.750%, 10/25/2060 (E)	217,888	187,999
UBS Commercial Mortgage Trust Series 2019-C17, Class XA IO 1.602%, 10/15/2052	5,762,212	361,882
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 0.910%, 05/10/2063 (E)	488,036	20
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (B)(E)	142,276	124,474
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (E)	68,601	62,977
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(E)	238,112	197,402
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(E)	141,320	106,570
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(E)	204,126	160,047
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(E)	96,523	85,700
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	173,358	140,364
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	419,394
		22,415,807
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%), 7.365%, 12/25/2033 (C)(E)	1,000,000	971,250
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 7.415%, 09/25/2041 (C)(E)	1,000,000	980,140
Series 290, Class IO, 3.500%, 11/15/2032	614,175	59,904
Series 3387, Class SB IO, 0.992%, 11/15/2037	614,011	33,798
Series 3632, Class AP, 3.000%, 02/15/2040	325,720	306,426
Series K109, Class X1 IO, 1.696%, 04/25/2030	3,103,939	244,794
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K121, Class X1 IO, 1.118%, 10/25/2030	$12,716,355	$683,475
Series T-41, Class 3A, 4.372%, 07/25/2032 (B)	37,024	34,179
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	3,675	3,700
Series 2002-W3, Class A5, 7.500%, 11/25/2041	40,701	42,780
Series 2011-41, Class KA, 4.000%, 01/25/2041	27,138	26,122
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	561,985	56,459
Series 2012-21, Class PA, 2.000%, 03/25/2041	479,135	445,422
Series 2012-38, Class PA, 2.000%, 09/25/2041	362,881	324,560
Series 2016-M11, Class X1 IO, 0.522%, 07/25/2026	18,172,665	160,141
Series 2016-M12, Class X2 IO, 0.027%, 09/25/2026	27,956,873	12,527
Series 2019-M25, Class X IO, 0.208%, 11/25/2029	30,871,760	219,659
Series 2020-M1, Class X1 IO, 0.282%, 10/25/2029	23,931,359	188,172
Series 2020-R02, Class 2M2 (1 month SOFR + 2.114%), 7.429%, 01/25/2040 (C)(E)	112,347	112,628
Series 2021-31, Class IE IO, 0.597%, 03/25/2050	2,594,000	54,601
Series 2021-M8, Class X IO, 0.332%, 11/25/2035	10,245,286	206,375
Series 2021-R01, Class 1M2 (1 month SOFR + 1.550%), 6.865%, 10/25/2041 (C)(E)	1,000,000	998,110
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	557,180
Series 2023-R02, Class 1M2 (1 month SOFR + 3.350%), 8.665%, 01/25/2043 (C)(E)	1,000,000	1,035,630
Government National Mortgage Association
Series 2008-90, Class IO, 2.012%, 12/16/2050	2,017,344	244,509
Series 2010-147, Class SA IO, 0.731%, 05/20/2040	254,414	5,005
Series 2010-85, Class SB IO, 1.155%, 03/16/2040	551,948	23,429
Series 2012-114, Class IO, 0.621%, 01/16/2053	254,197	3,919
Series 2012-120, Class IO, 0.641%, 02/16/2053	3,522,607	55,064
Series 2012-70, Class IO, 0.094%, 08/16/2052	228,228	113
Series 2015-86, Class IO, 0.415%, 05/16/2052	21,704,274	321,317
Series 2016-162, Class IO, 0.675%, 09/16/2058	6,113,768	183,022
Series 2016-174, Class IO, 0.891%, 11/16/2056	306,182	12,180
Series 2017-109, Class IO, 0.230%, 04/16/2057	613,604	9,998

19

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-124, Class IO, 0.619%, 01/16/2059	$549,568	$17,308
Series 2017-135, Class IO, 0.718%, 10/16/2058	985,020	37,120
Series 2017-140, Class IO, 0.486%, 02/16/2059	385,569	11,831
Series 2017-159, Class IO, 0.433%, 06/16/2059	9,487,212	266,779
Series 2017-169, Class IO, 0.582%, 01/16/2060	1,848,970	56,844
Series 2017-20, Class IO, 0.528%, 12/16/2058	1,393,150	33,064
Series 2017-22, Class IO, 0.756%, 12/16/2057	185,325	6,585
Series 2017-23, Class IO, 0.607%, 05/16/2059	5,857,969	184,128
Series 2017-41, Class IO, 0.592%, 07/16/2058	517,279	14,646
Series 2017-46, Class IO, 0.644%, 11/16/2057	571,622	19,727
Series 2017-50, Class IO, 0.638%, 01/16/2057	8,600,892	276,507
Series 2017-53, Class IO, 0.530%, 11/16/2056	8,824,577	266,035
Series 2017-61, Class IO, 0.745%, 05/16/2059	319,065	11,570
Series 2018-158, Class IO, 0.775%, 05/16/2061	1,600,405	78,733
Series 2018-35, Class IO, 0.531%, 03/16/2060	1,511,746	52,400
Series 2018-43, Class IO, 0.437%, 05/16/2060	1,304,561	40,946
Series 2018-69, Class IO, 0.612%, 04/16/2060	382,588	16,420
Series 2018-81, Class IO, 0.483%, 01/16/2060	273,598	10,354
Series 2018-85, Class IO, 0.549%, 07/16/2060	5,368,657	203,623
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,621,040	49,273
Series 2019-131, Class IO, 0.802%, 07/16/2061	1,243,467	64,690
Series 2020-100, Class IO, 0.783%, 05/16/2062	1,449,193	81,105
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,162,966	178,414
Series 2020-114, Class IO, 0.800%, 09/16/2062	3,462,971	198,805
Series 2020-118, Class IO, 0.882%, 06/16/2062	2,473,090	149,967
Series 2020-119, Class IO, 0.602%, 08/16/2062	1,395,128	65,929
Series 2020-120, Class IO, 0.761%, 05/16/2062	792,861	43,916
Series 2020-137, Class IO, 0.795%, 09/16/2062	3,637,610	197,712
Series 2020-143, Class IB IO, 0.871%, 03/16/2062	4,269,008	249,558
Series 2020-150, Class IO, 0.962%, 12/16/2062	2,218,504	146,830
Series 2020-170, Class IO, 0.834%, 11/16/2062	2,930,759	177,710
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-28, Class IO, 0.820%, 11/16/2061	$5,334,108	$285,933
Series 2020-92, Class IO, 0.878%, 02/16/2062	3,336,530	204,403
Series 2021-3, Class IO, 0.868%, 09/16/2062	3,679,049	222,941
Series 2021-40, Class IO, 0.824%, 02/16/2063	911,552	54,690
Series 2022-106, Class IO, 0.692%, 02/16/2064	5,681,030	327,521
Series 2022-150, Class IO, 0.823%, 06/16/2064	306,389	19,098
Series 2022-17, Class IO, 0.802%, 06/16/2064	2,006,408	126,039
Series 2022-181, Class IO, 0.716%, 07/16/2064	942,891	62,618
Series 2022-21, Class IO, 0.783%, 10/16/2063	881,414	54,244
Series 2023-30, Class IO, 1.147%, 11/16/2064	1,246,330	92,752
		13,275,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,452,619)		$35,691,163
ASSET BACKED SECURITIES – 6.6%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (E)	122,483	115,303
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month CME Term SOFR + 1.014%) 6.334%, 09/25/2034 (C)	290,530	289,793
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (E)	792,000	692,792
AMSR Trust
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (E)	100,000	90,745
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (E)	105,000	92,838
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (E)	175,000	172,520
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (E)	120,109	105,561
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (E)	460,750	408,074
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class C 4.250%, 02/20/2027 (E)	430,000	402,114
Series 2023-2A, Class B 6.030%, 10/20/2027 (E)	400,000	393,672
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (E)	404,167	344,624
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (E)	97,816	91,889

20

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Carlyle Global Market Strategies Series 2018-4A, Class C (3 month CME Term SOFR + 3.162%) 8.488%, 01/20/2031 (C)(E)	$530,000	$507,380
Cars Net Lease Mortgage Notes Series 2020-1A, Class A1 2.010%, 12/15/2050 (E)	488,125	399,889
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (E)	889,586	839,653
Series 2020-1A, Class A4 3.190%, 02/15/2050 (E)	988,542	928,169
Series 2020-1A, Class B1 4.170%, 02/15/2050 (E)	766,000	718,086
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 6.234%, 01/25/2035 (C)	156,736	144,511
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (E)	483,006	438,740
Series 2021-1A, Class A1 1.530%, 03/15/2061 (E)	456,145	400,470
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6 (1 month CME Term SOFR + 0.884%) 6.218%, 05/14/2029 (C)	565,000	567,458
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (E)	426,964	368,763
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (E)	346,585	295,977
Series 2022-1A, Class A 2.720%, 01/18/2047 (E)	704,527	596,500
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,383	5,263
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.750%, 10/25/2036 (E)	1,780,184	1,701,755
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2 4.300%, 04/20/2048 (E)	352,000	310,151
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (E)	225,000	197,587
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (E)	188,055	170,817
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (E)	675,960	591,718
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (E)	982,500	819,672
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (E)	1,000,000	848,729
Series 2021-1A, Class C 3.475%, 04/15/2049 (E)	370,000	321,215
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (E)	448,875	415,275
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (E)	1,308,873	1,103,428
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.981%, 10/20/2049 (E)	$962,500	$877,791
Series 2020-2A, Class A2 3.237%, 01/20/2051 (E)	289,575	247,753
Series 2021-1A, Class A2 2.791%, 10/20/2051 (E)	425,423	348,359
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (E)	388,572	355,630
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (E)	238,808	216,670
Series 2020-SFR2, Class D 1.968%, 10/19/2037 (E)	500,000	454,090
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (E)	254,083	222,995
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (E)	346,000	301,577
Series 2022-SFR3, Class A 4.250%, 07/17/2038 (E)	500,000	475,840
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (E)	403,850	396,525
Ford Credit Auto Owner Trust Series 2023-2, Class A 5.280%, 02/15/2036 (E)	346,000	340,759
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (E)	189,845	179,745
Series 2021-1A, Class A2 2.773%, 04/20/2029 (E)	335,000	312,125
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (E)	294,000	268,831
Hilton Grand Vacations Trust Series 2023-1A, Class B 6.110%, 01/25/2038 (E)	484,571	482,530
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (E)	140,923	123,260
ITE Rail Fund Levered LP Series 2021-3A, Class A 2.210%, 06/28/2051 (E)	722,401	621,802
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (E)	136,500	121,736
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (E)	376,360	336,877
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B 7.460%, 10/20/2052 (E)	400,000	385,114
Series 2023-1A, Class A2 6.560%, 04/20/2053 (E)	205,000	198,361
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (E)	139,945	128,363
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (E)	178,020	151,559
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (E)	516,120	430,454
Series 2022-1A, Class A2 3.695%, 01/30/2052 (E)	251,175	204,661

21

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (E)	$607,000	$523,415
Series 2021-1, Class B1 2.410%, 10/20/2061 (E)	184,000	152,994
NP SPE II LLC Series 2019-1A, Class B1 4.313%, 09/20/2049 (E)	500,000	452,678
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (E)	71,325	63,717
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (E)	208,068	194,470
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (E)	216,000	187,318
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (E)	950,000	873,589
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	40,765	40,150
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (E)	827,000	745,299
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (E)	391,680	368,528
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (E)	197,607	184,656
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (E)	220,671	195,618
Series 2021-A, Class APT2 1.070%, 01/15/2053 (E)	166,261	142,140
Series 2021-E, Class A1A 1.680%, 02/15/2051 (E)	867,885	772,473
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (E)	308,195	278,875
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (E)	323,400	259,745
Store Master Funding I-VII & XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (E)	284,900	221,163
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (E)	166,139	140,027
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (E)	460,793	398,433
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (E)	342,500	301,252
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (E)	726,800	601,594
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (E)	500,000	422,627
Trimaran Cavu, Ltd. Series 2019-1A, Class D (3 month CME Term SOFR + 4.412%) 9.738%, 07/20/2032 (C)(E)	400,000	397,771
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Trinity Rail Leasing LLC Series 2021-1A, Class A 2.260%, 07/19/2051 (E)	$365,580	$306,945
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (E)	493,935	422,830
Series 2021-1A, Class A 1.860%, 03/20/2046 (E)	266,963	222,904
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (E)	343,000	309,936
Series 2020-2A, Class A2 1.992%, 09/15/2045 (E)	312,000	260,854
Series 2021-1A, Class A2 2.165%, 10/15/2046 (E)	400,000	350,073
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (E)	330,335	289,317
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (E)	440,420	386,726
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (E)	279,565	229,539
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (E)	131,315	111,240
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (E)	275,380	228,611
TOTAL ASSET BACKED SECURITIES (Cost $38,210,455)		$35,112,045
COMMON STOCKS – 0.1%
Energy – 0.0%
Altera Infrastructure LP (D)	937	25,291
Utilities – 0.1%
Algonquin Power & Utilities Corp.	7,150	154,369
TOTAL COMMON STOCKS (Cost $594,884)		$179,660
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	93,319
Financials – 0.0%
Wells Fargo & Company, 7.500%	30	33,450
TOTAL PREFERRED SECURITIES (Cost $187,013)		$126,769
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (D)(E)(H)	$420,000	819
TOTAL ESCROW CERTIFICATES (Cost $0)		$819
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 5.2943% (I)(J)	1,190,879	11,903,668
TOTAL SHORT-TERM INVESTMENTS (Cost $11,904,719)		$11,903,668
Total Investments (Active Bond Trust) (Cost $600,957,533) – 99.8%		$528,198,780
Other assets and liabilities, net – 0.2%		971,660
TOTAL NET ASSETS – 100.0%		$529,170,440
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

22

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $95,920,511 or 18.1% of the fund's net assets as of 9-30-23.
Active Bond Trust (continued)
(F)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $528,502.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	The rate shown is the annualized seven-day yield as of 9-30-23.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $540,199.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	21	Long	Dec 2023	$2,269,343	$2,269,313	$(30)
						$(30)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	48,921,773	$1,082,638,832
TOTAL INVESTMENT COMPANIES (Cost $1,076,772,664)		$1,082,638,832
Total Investments (American Asset Allocation Trust) (Cost $1,076,772,664) - 100.0%		$1,082,638,832
Other assets and liabilities, net - 0.0%		14,445
TOTAL NET ASSETS - 100.0%		$1,082,653,277
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,899,026	$179,212,425
TOTAL INVESTMENT COMPANIES (Cost $178,342,567)		$179,212,425
Total Investments (American Global Growth Trust) (Cost $178,342,567) - 100.0%		$179,212,425
Other assets and liabilities, net - (0.0%)		(13,194)
TOTAL NET ASSETS - 100.0%		$179,199,231
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,294,842	$809,023,023
TOTAL INVESTMENT COMPANIES (Cost $767,504,525)		$809,023,023
Total Investments (American Growth Trust) (Cost $767,504,525) - 100.0%		$809,023,023
Other assets and liabilities, net - 0.0%		3,935
TOTAL NET ASSETS - 100.0%		$809,026,958
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	15,622,793	$827,851,807
TOTAL INVESTMENT COMPANIES (Cost $743,535,379)		$827,851,807
Total Investments (American Growth-Income Trust) (Cost $743,535,379) - 100.0%		$827,851,807
Other assets and liabilities, net - 0.0%		1,676
TOTAL NET ASSETS - 100.0%		$827,853,483

23

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	21,152,956	$340,774,129
TOTAL INVESTMENT COMPANIES (Cost $402,948,308)		$340,774,129
Total Investments (American International Trust) (Cost $402,948,308) - 100.0%		$340,774,129
Other assets and liabilities, net - (0.0%)		(8,037)
TOTAL NET ASSETS - 100.0%		$340,766,092
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 16.0%
Entertainment – 1.5%
Netflix, Inc. (A)	55,869	$21,096,134
Sea, Ltd., ADR (A)	84,613	3,718,741
		24,814,875
Interactive media and services – 13.5%
Alphabet, Inc., Class A (A)	192,782	25,227,453
Alphabet, Inc., Class C (A)	854,219	112,628,775
Meta Platforms, Inc., Class A (A)	265,081	79,579,967
		217,436,195
Wireless telecommunication services – 1.0%
T-Mobile US, Inc. (A)	116,104	16,260,365
		258,511,435
Consumer discretionary – 14.8%
Automobiles – 2.9%
Tesla, Inc. (A)	187,503	46,917,001
Broadline retail – 7.7%
Amazon.com, Inc. (A)	985,084	125,223,878
Hotels, restaurants and leisure – 2.1%
Booking Holdings, Inc. (A)	4,888	15,074,348
Chipotle Mexican Grill, Inc. (A)	7,906	14,482,448
DoorDash, Inc., Class A (A)	48,662	3,867,169
		33,423,965
Specialty retail – 1.3%
Carvana Company (A)	84,600	3,551,508
Ross Stores, Inc.	86,002	9,713,926
The TJX Companies, Inc.	88,824	7,894,677
		21,160,111
Textiles, apparel and luxury goods – 0.8%
Lululemon Athletica, Inc. (A)	20,762	8,006,035
NIKE, Inc., Class B	48,984	4,683,850
		12,689,885
		239,414,840
Consumer staples – 0.7%
Consumer staples distribution and retail – 0.4%
Dollar General Corp.	57,145	6,045,941
Food products – 0.3%
Mondelez International, Inc., Class A	70,200	4,871,880
		10,917,821
Energy – 0.4%
Energy equipment and services – 0.4%
Schlumberger, Ltd.	104,700	6,104,010
Financials – 9.9%
Capital markets – 1.7%
Morgan Stanley	95,155	7,771,309
MSCI, Inc.	3,944	2,023,588
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
S&P Global, Inc.	23,210	$8,481,166
The Charles Schwab Corp.	101,482	5,571,362
The Goldman Sachs Group, Inc.	12,854	4,159,169
		28,006,594
Financial services – 6.4%
Adyen NV (A)(B)	3,404	2,523,841
Affirm Holdings, Inc. (A)(C)	53,448	1,136,839
Fiserv, Inc. (A)	29,986	3,387,219
Mastercard, Inc., Class A	112,407	44,503,055
Visa, Inc., Class A	228,670	52,596,387
		104,147,341
Insurance – 1.8%
Chubb, Ltd.	83,170	17,314,331
Marsh & McLennan Companies, Inc.	60,469	11,507,251
		28,821,582
		160,975,517
Health care – 13.2%
Health care equipment and supplies – 2.3%
Align Technology, Inc. (A)	5,561	1,697,885
Intuitive Surgical, Inc. (A)	82,259	24,043,483
Stryker Corp.	35,292	9,644,245
Teleflex, Inc.	10,431	2,048,753
		37,434,366
Health care providers and services – 4.6%
Elevance Health, Inc.	14,621	6,366,276
Humana, Inc.	24,247	11,796,650
UnitedHealth Group, Inc.	112,845	56,895,321
		75,058,247
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	20,623	4,195,749
Life sciences tools and services – 2.0%
Danaher Corp.	49,458	12,270,530
Thermo Fisher Scientific, Inc.	40,973	20,739,303
		33,009,833
Pharmaceuticals – 4.0%
AstraZeneca PLC, ADR	62,856	4,256,608
Eli Lilly & Company	93,582	50,265,700
Zoetis, Inc.	54,727	9,521,403
		64,043,711
		213,741,906
Industrials – 1.4%
Aerospace and defense – 0.3%
TransDigm Group, Inc. (A)	4,686	3,950,907
Commercial services and supplies – 0.2%
Cintas Corp.	5,976	2,874,516
Ground transportation – 0.4%
Old Dominion Freight Line, Inc.	17,166	7,023,297
Industrial conglomerates – 0.5%
General Electric Company	76,021	8,404,122
		22,252,842
Information technology – 41.2%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	22,911	2,830,196
IT services – 1.3%
MongoDB, Inc. (A)	26,292	9,093,351
Shopify, Inc., Class A (A)	155,035	8,460,260

24

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Snowflake, Inc., Class A (A)	21,632	$3,304,721
		20,858,332
Semiconductors and semiconductor equipment – 9.5%
Advanced Micro Devices, Inc. (A)	87,368	8,983,178
ASML Holding NV, NYRS	28,107	16,545,467
Lam Research Corp.	4,809	3,014,137
Marvell Technology, Inc.	79,464	4,301,386
Monolithic Power Systems, Inc.	18,596	8,591,352
NVIDIA Corp.	233,405	101,528,841
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	59,856	5,201,486
Texas Instruments, Inc.	33,326	5,299,167
		153,465,014
Software – 20.1%
Atlassian Corp., Class A (A)	30,382	6,122,277
BILL Holdings, Inc. (A)	49,200	5,341,644
Confluent, Inc., Class A (A)	68,331	2,023,281
Crowdstrike Holdings, Inc., Class A (A)	16,318	2,731,307
Datadog, Inc., Class A (A)	29,799	2,714,391
Fortinet, Inc. (A)	25,598	1,502,091
Intuit, Inc.	39,381	20,121,328
Microsoft Corp.	685,536	216,457,988
Roper Technologies, Inc.	25,127	12,168,504
ServiceNow, Inc. (A)	64,192	35,880,760
Synopsys, Inc. (A)	43,934	20,164,388
		325,227,959
Technology hardware, storage and peripherals – 10.1%
Apple, Inc.	960,735	164,487,439
		666,868,940
Materials – 0.9%
Chemicals – 0.9%
Linde PLC	21,242	7,909,459
The Sherwin-Williams Company	28,310	7,220,466
		15,129,925
Utilities – 0.5%
Electric utilities – 0.5%
Constellation Energy Corp.	69,600	7,591,968
TOTAL COMMON STOCKS (Cost $1,166,745,556)		$1,601,509,204
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
12.000%, (9.000% Cash or 12.000% PIK), 12/01/2028 (B)	$807,000	633,753
13.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (B)	1,211,000	944,580
14.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,433,000	1,121,609
		2,699,942
TOTAL CORPORATE BONDS (Cost $3,862,342)		$2,699,942
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
John Hancock Collateral Trust, 5.2943% (D)(E)	113,794	1,137,456
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (D)	510,777	$510,777
T. Rowe Price Government Reserve Fund, 5.3808% (D)	5,601,822	5,601,822
TOTAL SHORT-TERM INVESTMENTS (Cost $7,250,134)		$7,250,055
Total Investments (Blue Chip Growth Trust) (Cost $1,177,858,032) – 99.6%		$1,611,459,201
Other assets and liabilities, net – 0.4%		6,865,732
TOTAL NET ASSETS – 100.0%		$1,618,324,933
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $1,102,965.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 10.8%
Entertainment – 1.5%
Netflix, Inc. (A)	21,022	$7,937,907
Interactive media and services – 8.7%
Alphabet, Inc., Class A (A)	97,422	12,748,643
Alphabet, Inc., Class C (A)	96,862	12,771,255
Meta Platforms, Inc., Class A (A)	63,778	19,146,793
		44,666,691
Media – 0.6%
The Trade Desk, Inc., Class A (A)	37,930	2,964,230
		55,568,828
Consumer discretionary – 25.2%
Automobile components – 0.3%
Mobileye Global, Inc., Class A (A)(B)	36,454	1,514,664
Automobiles – 4.7%
Tesla, Inc. (A)	95,418	23,875,492
Broadline retail – 9.0%
Amazon.com, Inc. (A)	294,166	37,394,382
MercadoLibre, Inc. (A)	6,963	8,828,248
		46,222,630
Hotels, restaurants and leisure – 2.4%
Airbnb, Inc., Class A (A)	41,412	5,682,141
Chipotle Mexican Grill, Inc. (A)	1,527	2,797,204

25

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A	19,524	$3,837,637
		12,316,982
Specialty retail – 4.2%
O'Reilly Automotive, Inc. (A)	6,788	6,169,342
The Home Depot, Inc.	21,042	6,358,051
The TJX Companies, Inc.	64,041	5,691,964
Ulta Beauty, Inc. (A)	8,307	3,318,231
		21,537,588
Textiles, apparel and luxury goods – 4.6%
Lululemon Athletica, Inc. (A)	23,877	9,207,210
LVMH Moet Hennessy Louis Vuitton SE	13,444	10,147,940
NIKE, Inc., Class B	43,725	4,180,985
		23,536,135
		129,003,491
Consumer staples – 3.1%
Consumer staples distribution and retail – 2.1%
Costco Wholesale Corp.	18,979	10,722,376
Personal care products – 1.0%
L'Oreal SA	12,346	5,116,331
		15,838,707
Financials – 7.9%
Capital markets – 1.9%
Moody's Corp.	16,104	5,091,602
S&P Global, Inc.	2,577	941,662
The Goldman Sachs Group, Inc.	12,159	3,934,288
		9,967,552
Financial services – 6.0%
Mastercard, Inc., Class A	38,422	15,211,654
Visa, Inc., Class A	67,004	15,411,590
		30,623,244
		40,590,796
Health care – 11.8%
Biotechnology – 1.6%
Argenx SE, ADR (A)	5,086	2,500,430
Vertex Pharmaceuticals, Inc. (A)	16,115	5,603,830
		8,104,260
Health care equipment and supplies – 1.8%
DexCom, Inc. (A)	26,642	2,485,699
Intuitive Surgical, Inc. (A)	22,639	6,617,153
		9,102,852
Health care providers and services – 1.0%
UnitedHealth Group, Inc.	10,635	5,362,061
Pharmaceuticals – 7.4%
AstraZeneca PLC, ADR	105,213	7,125,024
Eli Lilly & Company	35,450	19,041,259
Novo Nordisk A/S, ADR	130,260	11,845,844
		38,012,127
		60,581,300
Industrials – 2.2%
Ground transportation – 2.2%
Uber Technologies, Inc. (A)	243,022	11,176,582
Information technology – 36.9%
IT services – 2.3%
MongoDB, Inc. (A)	16,511	5,710,494
Snowflake, Inc., Class A (A)	38,669	5,907,463
		11,617,957
Semiconductors and semiconductor equipment – 14.9%
Advanced Micro Devices, Inc. (A)	141,698	14,569,388
ARM Holdings PLC, ADR (A)	37,630	2,013,958
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ASML Holding NV, NYRS	6,717	$3,954,029
Broadcom, Inc.	14,364	11,930,451
Micron Technology, Inc.	37,448	2,547,587
NVIDIA Corp.	94,933	41,294,905
		76,310,318
Software – 15.1%
Adobe, Inc. (A)	17,538	8,942,626
Cadence Design Systems, Inc. (A)	26,882	6,298,453
Crowdstrike Holdings, Inc., Class A (A)	25,642	4,291,958
HubSpot, Inc. (A)	3,166	1,559,255
Microsoft Corp.	124,421	39,285,931
Salesforce, Inc. (A)	43,753	8,872,233
ServiceNow, Inc. (A)	14,947	8,354,775
		77,605,231
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	136,925	23,442,929
		188,976,435
Real estate – 0.9%
Specialized REITs – 0.9%
American Tower Corp.	26,686	4,388,513
TOTAL COMMON STOCKS (Cost $408,436,438)		$506,124,652
PREFERRED SECURITIES – 0.6%
Consumer discretionary – 0.6%
Automobiles – 0.6%
Dr. Ing. h.c. F. Porsche AG (C)	33,586	3,151,277
TOTAL PREFERRED SECURITIES (Cost $3,152,189)		$3,151,277
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
John Hancock Collateral Trust, 5.2943% (D)(E)	151,248	1,511,834
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (D)	685,171	685,171
TOTAL SHORT-TERM INVESTMENTS (Cost $2,197,171)		$2,197,005
Total Investments (Capital Appreciation Trust) (Cost $413,785,798) – 99.8%		$511,472,934
Other assets and liabilities, net – 0.2%		1,017,525
TOTAL NET ASSETS – 100.0%		$512,490,459
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $1,479,240.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

26

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 65.0%
Communication services – 3.6%
Interactive media and services – 3.6%
Alphabet, Inc., Class A (A)(B)	96,310	$12,603,127
Meta Platforms, Inc., Class A (B)	11,334	3,402,580
		16,005,707
Consumer discretionary – 5.3%
Automobile components – 0.4%
Mobileye Global, Inc., Class A (B)(C)	39,226	1,629,840
Broadline retail – 2.5%
Amazon.com, Inc. (A)(B)	87,019	11,061,855
Hotels, restaurants and leisure – 2.4%
Hilton Worldwide Holdings, Inc. (A)	20,613	3,095,660
Starbucks Corp. (A)	2,907	265,322
Yum! Brands, Inc. (A)	59,320	7,411,441
		10,772,423
		23,464,118
Consumer staples – 0.6%
Beverages – 0.6%
Keurig Dr. Pepper, Inc.	89,564	2,827,535
Energy – 1.8%
Oil, gas and consumable fuels – 1.8%
Canadian Natural Resources, Ltd.	54,049	3,495,349
Chesapeake Energy Corp.	34,900	3,009,427
EOG Resources, Inc.	10,585	1,341,755
		7,846,531
Financials – 6.8%
Banks – 0.7%
The PNC Financial Services Group, Inc.	23,488	2,883,622
Capital markets – 3.2%
CME Group, Inc. (A)	5,404	1,081,989
Intercontinental Exchange, Inc.	53,800	5,919,076
KKR & Company, Inc.	56,196	3,461,674
S&P Global, Inc. (A)	2,325	849,578
The Goldman Sachs Group, Inc.	8,900	2,879,773
		14,192,090
Financial services – 2.3%
Mastercard, Inc., Class A (A)	14,000	5,542,740
Visa, Inc., Class A (A)	20,400	4,692,204
		10,234,944
Insurance – 0.6%
Marsh & McLennan Companies, Inc. (A)	14,584	2,775,335
		30,085,991
Health care – 15.7%
Biotechnology – 2.2%
AbbVie, Inc.	34,326	5,116,634
Biogen, Inc. (B)	15,985	4,108,305
Karuna Therapeutics, Inc. (B)	3,295	557,152
		9,782,091
Health care equipment and supplies – 3.4%
Becton, Dickinson and Company (A)	35,487	9,174,454
GE HealthCare Technologies, Inc. (A)	29,352	1,997,110
Stryker Corp. (A)	6,100	1,666,947
Teleflex, Inc.	9,833	1,931,300
		14,769,811
Health care providers and services – 3.4%
Humana, Inc.	4,900	2,383,948
UnitedHealth Group, Inc.	25,082	12,646,094
		15,030,042
Life sciences tools and services – 5.8%
Avantor, Inc. (B)	197,338	4,159,885
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Danaher Corp.	29,549	$7,331,107
Revvity, Inc.	72,473	8,022,761
Thermo Fisher Scientific, Inc.	12,075	6,112,003
		25,625,756
Pharmaceuticals – 0.9%
Eli Lilly & Company	7,200	3,867,336
		69,075,036
Industrials – 8.2%
Aerospace and defense – 0.8%
RTX Corp.	49,461	3,559,708
Commercial services and supplies – 1.7%
Republic Services, Inc.	5,241	746,895
Waste Connections, Inc.	48,435	6,504,821
		7,251,716
Electrical equipment – 0.7%
AMETEK, Inc.	19,953	2,948,255
Industrial conglomerates – 0.4%
General Electric Company (A)	17,597	1,945,348
Machinery – 3.4%
Fortive Corp.	126,732	9,398,445
Ingersoll Rand, Inc. (A)	87,989	5,606,659
		15,005,104
Professional services – 1.2%
Equifax, Inc.	17,982	3,293,943
TransUnion (A)	28,864	2,072,147
		5,366,090
		36,076,221
Information technology – 15.4%
Electronic equipment, instruments and components – 1.3%
TE Connectivity, Ltd.	4,077	503,632
Teledyne Technologies, Inc. (B)	12,479	5,098,670
		5,602,302
Semiconductors and semiconductor equipment – 3.8%
Analog Devices, Inc.	21,300	3,729,417
NVIDIA Corp.	14,100	6,133,359
NXP Semiconductors NV (A)	17,342	3,467,013
Texas Instruments, Inc. (A)	22,435	3,567,389
		16,897,178
Software – 8.2%
Aurora Innovation, Inc. (B)(C)	639,982	1,503,958
Intuit, Inc.	6,543	3,343,080
Microsoft Corp.	64,250	20,286,935
PTC, Inc. (B)	20,044	2,839,834
Roper Technologies, Inc.	10,345	5,009,877
Salesforce, Inc. (A)(B)	15,107	3,063,397
		36,047,081
Technology hardware, storage and peripherals – 2.1%
Apple, Inc.	53,253	9,117,446
		67,664,007
Materials – 0.9%
Chemicals – 0.9%
Linde PLC (A)	10,351	3,854,195
Real estate – 0.2%
Specialized REITs – 0.2%
SBA Communications Corp.	4,400	880,748
Utilities – 6.5%
Electric utilities – 3.0%
Exelon Corp.	166,932	6,308,360

27

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	118,028	$6,753,562
		13,061,922
Multi-utilities – 3.5%
Ameren Corp.	87,637	6,557,877
CenterPoint Energy, Inc.	93,314	2,505,481
DTE Energy Company	42,223	4,191,899
WEC Energy Group, Inc.	25,705	2,070,538
		15,325,795
		28,387,717
TOTAL COMMON STOCKS (Cost $264,839,059)		$286,167,806
PREFERRED SECURITIES – 0.3%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	24,350
Utilities – 0.3%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	12,650	262,108
Multi-utilities – 0.2%
CMS Energy Corp., 5.875%	18,997	428,572
CMS Energy Corp., 5.875%	14,067	324,104
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	3,896	97,790
		850,466
		1,112,574
TOTAL PREFERRED SECURITIES (Cost $1,265,250)		$1,136,924
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.3%
U.S. Government – 11.3%
U.S. Treasury Notes
3.375%, 05/15/2033	$23,246,400	21,081,579
3.500%, 02/15/2033	18,205,900	16,703,913
3.875%, 08/15/2033	4,693,400	4,434,530
4.125%, 11/15/2032	7,692,300	7,418,863
		49,638,885
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,913,143)		$49,638,885
CORPORATE BONDS - 9.4%
Communication services - 1.1%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	2,215,000	2,011,526
5.125%, 05/01/2027 (D)	2,681,000	2,497,931
5.500%, 05/01/2026 (D)	125,000	120,740
Lamar Media Corp.
3.625%, 01/15/2031	50,000	40,718
3.750%, 02/15/2028	100,000	88,508
4.875%, 01/15/2029	50,000	45,250
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	35,000	34,388
		4,839,061
Consumer discretionary - 2.6%
Cedar Fair LP
5.250%, 07/15/2029	659,000	572,737
5.375%, 04/15/2027	676,000	633,134
5.500%, 05/01/2025 (D)	410,000	401,466
6.500%, 10/01/2028	560,000	529,423
Clarios Global LP
6.250%, 05/15/2026 (D)	222,000	217,215
6.750%, 05/15/2025 (D)	147,000	145,893
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Clarios Global LP (continued)
8.500%, 05/15/2027 (D)	$650,000	$648,135
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	491,000	395,842
3.750%, 05/01/2029 (D)	448,000	387,434
4.000%, 05/01/2031 (D)	644,000	541,396
4.875%, 01/15/2030	397,000	361,301
5.375%, 05/01/2025 (D)	99,000	97,274
5.750%, 05/01/2028 (D)	415,000	401,190
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	50,000	47,563
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,237,000	1,175,150
Life Time, Inc. 5.750%, 01/15/2026 (D)	365,000	353,679
Service Corp. International 3.375%, 08/15/2030	100,000	80,600
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	1,061,000	976,120
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	249,000	248,369
Vail Resorts, Inc. 6.250%, 05/15/2025 (D)	50,000	49,731
Yum! Brands, Inc.
3.625%, 03/15/2031	251,000	206,617
4.625%, 01/31/2032	806,000	699,143
4.750%, 01/15/2030 (D)	347,000	311,682
5.350%, 11/01/2043	579,000	508,073
5.375%, 04/01/2032	964,000	881,409
6.875%, 11/15/2037	367,000	372,388
		11,242,964
Energy - 0.1%
Pioneer Natural Resources Company
1.125%, 01/15/2026	39,000	35,246
2.150%, 01/15/2031	98,000	77,332
5.100%, 03/29/2026	81,000	79,959
		192,537
Financials - 3.0%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	75,000	67,151
5.875%, 11/01/2029 (D)	75,000	64,951
6.750%, 10/15/2027 to 04/15/2028 (D)	2,144,000	2,045,142
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	135,000	118,291
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	278,000	245,284
HUB International, Ltd.
5.625%, 12/01/2029 (D)	165,000	143,675
7.000%, 05/01/2026 (D)	2,785,000	2,778,879
7.250%, 06/15/2030 (D)	4,676,000	4,667,443
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	59,000	55,763
MSCI, Inc.
3.250%, 08/15/2033 (D)	259,000	199,339
3.625%, 09/01/2030 to 11/01/2031 (D)	1,043,000	865,433
3.875%, 02/15/2031 (D)	657,000	556,614
4.000%, 11/15/2029 (D)	386,000	339,025
Ryan Specialty LLC 4.375%, 02/01/2030 (D)	135,000	117,561

28

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
USI, Inc. 6.875%, 05/01/2025 (D)	$1,128,000	$1,119,312
		13,383,863
Health care - 1.1%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	700,000	598,269
4.625%, 07/15/2028 (D)	938,000	855,155
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	413,000	354,136
4.000%, 03/15/2031 (D)	312,000	264,030
4.250%, 05/01/2028 (D)	110,000	98,645
Heartland Dental LLC
8.500%, 05/01/2026 (D)	572,000	539,167
10.500%, 04/30/2028 (D)	431,000	433,694
Hologic, Inc. 3.250%, 02/15/2029 (D)	93,000	78,557
IQVIA, Inc.
5.000%, 05/15/2027 (D)	200,000	188,516
5.700%, 05/15/2028 (D)	577,000	560,579
6.500%, 05/15/2030 (D)	200,000	195,754
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	200,000	180,454
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	241,000	243,711
Teleflex, Inc.
4.250%, 06/01/2028 (D)	50,000	44,728
4.625%, 11/15/2027	285,000	261,488
		4,896,883
Industrials - 1.1%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	361,000	323,420
4.000%, 07/01/2029 (D)	147,000	129,654
5.950%, 08/04/2033	138,000	134,633
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	390,000	370,634
GFL Environmental, Inc.
4.000%, 08/01/2028 (D)	186,000	162,521
4.375%, 08/15/2029 (D)	43,000	37,350
4.750%, 06/15/2029 (D)	409,000	363,563
Howmet Aerospace, Inc.
3.000%, 01/15/2029	192,000	162,520
5.900%, 02/01/2027	29,000	28,489
Korn Ferry 4.625%, 12/15/2027 (D)	198,000	182,160
Lennox International, Inc. 3.000%, 11/15/2023	515,000	513,137
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	604,350	598,791
Sensata Technologies BV
4.000%, 04/15/2029 (D)	200,000	172,220
5.000%, 10/01/2025 (D)	325,000	315,067
5.625%, 11/01/2024 (D)	90,000	88,956
5.875%, 09/01/2030 (D)	200,000	186,325
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	100,000	80,933
4.375%, 02/15/2030 (D)	50,000	43,175
TransDigm, Inc.
5.500%, 11/15/2027	370,000	346,449
6.250%, 03/15/2026 (D)	345,000	338,990
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	126,953	125,150
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	$10,196	$9,731
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	102,754	97,159
		4,811,027
Information technology - 0.1%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	50,000	44,813
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	102,000	88,301
4.875%, 07/01/2029 (D)	80,000	68,188
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	20,215
Entegris Escrow Corp. 4.750%, 04/15/2029 (D)	97,000	87,204
Gartner, Inc.
3.625%, 06/15/2029 (D)	150,000	128,321
3.750%, 10/01/2030 (D)	50,000	41,960
4.500%, 07/01/2028 (D)	81,000	73,897
PTC, Inc. 4.000%, 02/15/2028 (D)	50,000	44,813
		597,712
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	495,000	480,555
Real estate - 0.2%
SBA Communications Corp.
3.125%, 02/01/2029	589,000	491,269
3.875%, 02/15/2027	552,000	505,784
		997,053
TOTAL CORPORATE BONDS (Cost $42,885,374)		$41,441,655
TERM LOANS (E) – 11.8%
Communication services – 0.2%
Charter Communications Operating LLC, 2019 Term Loan B1 (3 month SOFR + 1.750%) 7.116%, 04/30/2025	707,875	708,023
Charter Communications Operating LLC, 2019 Term Loan B2 (3 month SOFR + 1.750%) 7.116%, 02/01/2027	265,456	265,026
		973,049
Consumer discretionary – 0.6%
1011778 Bc Unlmt Lbilty Compny 2023 Term Loan B5, 2023 Term Loan B5 (1 month SOFR + 2.250%) 7.566%, 09/23/2030	255,892	254,774
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month SOFR + 1.750%) 7.170%, 06/22/2026	1,101,266	1,100,132
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 8.316%, 12/15/2027	1,379,054	1,372,683
Woof Holdings, Inc., 1st Lien Term Loan (3 month SOFR + 3.750%) 9.397%, 12/21/2027	71,715	56,583
		2,784,172
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month SOFR + 3.750%) 9.240%, 10/01/2026	1,264,030	1,261,223

29

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Financials – 4.5%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 8.931%, 11/05/2027	$1,944,499	1,939,443
Alliant Holdings Intermediate LLC, 2023 Term Loan B5 (1 month SOFR + 3.500%) 8.831%, 11/05/2027	858,294	856,415
AssuredPartners Capital, Inc., 2023 Term Loan B4 TBD 02/12/2027 (F)	1,487,028	1,487,028
AssuredPartners, Inc., 2020 Term Loan B (1 month SOFR + 3.500%) 8.818%, 02/12/2027	105,219	104,923
AssuredPartners, Inc., 2021 Term Loan B TBD 02/12/2027 (F)	37,910	37,863
AssuredPartners, Inc., 2022 Term Loan (1 month SOFR + 3.500%) 8.816%, 02/12/2027	542,790	540,922
AssuredPartners, Inc., 2023 Fungible Term Loan B4 TBD 02/13/2027 (F)	827,028	827,028
BroadStreet Partners, Inc., 2020 Term Loan B (1 month SOFR + 3.000%) 8.431%, 01/27/2027	156,178	155,291
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month SOFR + 4.000%) 9.316%, 01/27/2029	436,405	435,859
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 8.688%, 11/12/2027	1,422,319	1,416,274
HUB International, Ltd., 2022 Term Loan B (3 month SOFR + 4.000%) 9.365%, 11/10/2029	759,103	759,619
HUB International, Ltd., 2023 Term Loan B (3 month SOFR + 4.250%) 9.584%, 06/20/2030	7,016,000	7,027,717
Ryan Specialty LLC, Term Loan (1 month SOFR + 3.000%) 8.416%, 09/01/2027	262,046	261,766
USI, Inc., 2023 Refi Term Loan TBD 09/14/2030 (F)	1,778,499	1,772,577
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 9.140%, 11/22/2029	1,495,954	1,493,666
USI, Inc., 2023 Acquisition Term Loan TBD 09/14/2030 (F)	553,194	551,579
		19,667,970
Health care – 1.8%
ADMI Corp., 2018 Term Loan B (1 month SOFR + 3.000%) 8.431%, 04/30/2025	153,523	150,535
ADMI Corp., 2021 Incremental Term Loan B3 (1 month SOFR + 3.750%) 9.181%, 12/23/2027	1,043,700	971,758
ADMI Corp., 2021 Term Loan B2 (1 month SOFR + 3.375%) 8.806%, 12/23/2027	575,250	532,106
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.250%) 8.568%, 02/15/2029	1,856,344	1,818,641
Avantor Funding, Inc., 2021 Term Loan B5 (1 month SOFR + 2.250%) 7.666%, 11/08/2027	381,960	381,440
Heartland Dental LLC, 2023 Term Loan B (1 month SOFR + 5.000%) 10.331%, 04/28/2028	1,478,893	1,461,650
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Health care (continued)
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month SOFR + 3.750%) 9.166%, 04/21/2027		$99,501	98,008
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month SOFR + 3.500%) 8.818%, 04/21/2027		1,357,974	1,332,512
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month SOFR + 2.750%) 8.068%, 02/14/2025		82,174	81,635
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month SOFR + 6.250%) 11.568%, 02/13/2026		25,000	24,700
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month SOFR + 3.250%) 8.568%, 02/14/2025		423,896	421,425
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month SOFR + 3.500%) 8.916%, 02/14/2025		474,445	471,835
			7,746,245
Industrials – 1.6%
Filtration Group Corp., 2021 Incremental Term Loan (1 month SOFR + 3.500%) 8.931%, 10/21/2028		679,679	676,423
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 8.108%, 10/21/2028	EUR	682,917	716,000
Filtration Group Corp., 2023 USD Term Loan (1 month SOFR + 4.250%) 9.681%, 10/21/2028		$1,250,544	1,251,069
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month SOFR + 5.250%) 10.798%, 06/21/2027		2,837,680	2,944,405
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month SOFR + 3.750%) 9.076%, 10/20/2027		1,092,437	1,130,268
TransUnion LLC, 2019 Term Loan B5 (1 month SOFR + 1.750%) 7.166%, 11/16/2026		478,170	477,371
			7,195,536
Information technology – 2.7%
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 6.750%) 12.140%, 09/17/2027		522,609	523,372
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan (3 month SOFR + 4.500%) 9.890%, 09/18/2026		2,598,001	2,603,327
Azalea TopCo, Inc., 2021 Term Loan B (1 and 3 month SOFR + 3.750%) 9.433%, 07/24/2026		496,533	477,913
Azalea TopCo, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 9.322%, 07/24/2026		136,277	130,868
Azalea TopCo, Inc., Term Loan (1 month SOFR + 3.500%) 8.818%, 07/24/2026		1,455,427	1,397,574
Epicor Software Corp., 2023 Incremental Term Loan TBD 07/30/2027 (F)		55,977	55,991
Quartz Acquireco LLC, Term Loan B (1 month SOFR + 3.500%) 8.818%, 06/28/2030		86,962	86,745
RealPage, Inc., 1st Lien Term Loan (1 month SOFR + 3.000%) 8.431%, 04/24/2028		1,808,449	1,785,843
RealPage, Inc., 2nd Lien Term Loan (1 month SOFR + 6.500%) 11.931%, 04/23/2029		75,000	75,094

30

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
Sophia LP, 2021 Term Loan B (1 month SOFR + 3.500%) 8.816%, 10/07/2027	$626,153	624,199
Sophia LP, 2022 Incremental Term Loan B (1 month SOFR + 4.250%) 9.566%, 10/07/2027	99,496	98,874
Storable, Inc., Term Loan B (1 and 3 month SOFR + 3.500%) 8.823%, 04/17/2028	328,615	325,506
UKG, Inc., 2021 Term Loan (3 month SOFR + 3.250%) 8.618%, 05/04/2026	3,539,293	3,526,410
		11,711,716
Real estate – 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month SOFR + 1.750%) 7.170%, 04/11/2025	542,268	541,710
TOTAL TERM LOANS (Cost $51,953,168)		$51,881,621
ASSET BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	327,915	$303,369
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	207,475	179,515
TOTAL ASSET BACKED SECURITIES (Cost $532,476)		$482,884
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.4%
John Hancock Collateral Trust, 5.2943% (G)(H)	76,238	762,051
T. Rowe Price Government Reserve Fund, 5.3808% (G)	14,466,663	14,466,663
		15,228,714
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 9-30-23 at 1.600% to be repurchased at $2,118,282 on 10-2-23, collateralized by $2,391,800 U.S. Treasury Notes, 0.750% due 4-30-26 (valued at $2,160,403)	$2,118,000	2,118,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,346,777)		$17,346,714
Total Investments (Capital Appreciation Value Trust) (Cost $431,735,247) – 101.8%		$448,096,489
Other assets and liabilities, net – (1.8%)		(8,016,777)
TOTAL NET ASSETS – 100.0%		$440,079,712
Capital Appreciation Value Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $743,183.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 9-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	AbbVie, Inc.	USD	145.00	Jan 2024	2	200	$1,120	$(1,877)
JPM	AbbVie, Inc.	USD	150.00	Jan 2024	2	200	763	(1,292)
JPM	AbbVie, Inc.	USD	175.00	Jan 2024	23	2,300	11,655	(1,019)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	11	1,100	10,948	(260)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	23	2,300	11,036	(544)
JPM	AbbVie, Inc.	USD	185.00	Jan 2024	11	1,100	9,136	(140)
JPM	AbbVie, Inc.	USD	195.00	Jan 2024	11	1,100	6,168	(42)
JPM	AbbVie, Inc.	USD	200.00	Jan 2024	11	1,100	5,016	(24)
31

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	37	3,700	$44,659	$(41,577)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	37	3,700	37,259	(34,684)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	46	4,600	30,912	(29,060)
WFB	Alphabet, Inc., Class A	USD	120.00	Jan 2024	108	10,800	85,221	(177,544)
CITI	Alphabet, Inc., Class A	USD	142.00	Jan 2024	58	5,800	37,305	(25,047)
WFB	Amazon.com, Inc.	USD	120.00	Jan 2024	35	3,500	26,058	(51,611)
WFB	Amazon.com, Inc.	USD	132.50	Jan 2024	86	8,600	82,519	(67,291)
WFB	Amazon.com, Inc.	USD	135.00	Jan 2024	59	5,900	55,133	(39,900)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	10	1,000	7,997	(2,800)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	2	200	2,309	(560)
UBS	Analog Devices, Inc.	USD	210.00	Jan 2024	2	200	1,557	(275)
UBS	Analog Devices, Inc.	USD	210.00	Jun 2024	2	200	2,771	(1,187)
UBS	Analog Devices, Inc.	USD	220.00	Jun 2024	2	200	2,075	(799)
JPM	Apple, Inc.	USD	195.00	Jan 2024	28	2,800	20,170	(5,329)
JPM	Apple, Inc.	USD	195.00	Jan 2024	5	500	4,925	(952)
JPM	Apple, Inc.	USD	200.00	Jan 2024	28	2,800	15,277	(3,412)
JPM	Apple, Inc.	USD	205.00	Jan 2024	5	500	2,892	(387)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2024	17	1,700	25,279	(12,513)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2024	18	1,800	20,106	(7,201)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	6	600	8,834	(1,163)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	5	500	3,232	(969)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	6	600	7,040	(544)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	5	500	2,310	(453)
WFB	CME Group, Inc.	USD	190.00	Jan 2024	4	400	5,235	(6,689)
WFB	CME Group, Inc.	USD	200.00	Jan 2024	4	400	3,610	(4,015)
WFB	CME Group, Inc.	USD	210.00	Jan 2024	5	500	2,781	(2,589)
JPM	Danaher Corp.	USD	290.00	Jan 2024	6	600	15,652	(1,320)
JPM	Danaher Corp.	USD	290.00	Jan 2024	23	2,300	37,410	(5,061)
JPM	Danaher Corp.	USD	300.00	Jan 2024	6	600	13,245	(724)
JPM	Danaher Corp.	USD	310.00	Jan 2024	6	600	11,079	(381)
JPM	Danaher Corp.	USD	320.00	Jan 2024	6	600	9,332	(194)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	4	400	9,953	(406)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	7,076	(304)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	2	200	5,025	(203)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	1	100	3,174	(101)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	4,498	(304)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	5	500	7,860	(507)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	8	800	10,921	(812)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	4	400	6,812	(96)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	3	300	4,805	(72)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	2	200	3,444	(48)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	1	100	2,235	(24)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	23	2,300	39,053	(554)
CITI	Equifax, Inc.	USD	230.00	Jan 2024	2	200	2,605	(188)
CITI	Equifax, Inc.	USD	240.00	Jan 2024	2	200	1,895	(96)
JPM	Exelon Corp.	USD	45.00	Jan 2024	40	4,000	8,880	(398)
JPM	Exelon Corp.	USD	45.00	Jan 2024	78	7,800	14,430	(776)
JPM	Exelon Corp.	USD	45.00	Jan 2024	43	4,300	7,181	(428)
JPM	Exelon Corp.	USD	45.00	Jan 2024	5	500	520	(50)
JPM	Exelon Corp.	USD	47.00	Jan 2024	40	4,000	6,080	(127)
JPM	Exelon Corp.	USD	50.00	Jan 2024	45	4,500	8,759	(22)
JPM	Exelon Corp.	USD	47.00	Jun 2024	5	500	670	(177)
CITI	Fortive Corp.	USD	75.00	Dec 2023	1	100	380	(313)
CITI	Fortive Corp.	USD	75.00	Dec 2023	4	400	1,581	(1,252)
CITI	Fortive Corp.	USD	80.00	Dec 2023	1	100	179	(117)
CITI	Fortive Corp.	USD	80.00	Dec 2023	4	400	758	(468)
WFB	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2024	11	1,100	5,209	(413)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	24	2,400	7,834	(312)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	11	1,100	3,158	(143)
WFB	General Electric Company	USD	95.00	Jan 2024	11	1,100	6,011	(20,581)
WFB	General Electric Company	USD	95.00	Jan 2024	28	2,800	14,083	(52,388)
WFB	General Electric Company	USD	110.00	Jan 2024	28	2,800	22,776	(22,202)
WFB	General Electric Company	USD	110.00	Jan 2024	20	2,000	15,190	(15,859)
WFB	General Electric Company	USD	110.00	Jan 2024	20	2,000	15,840	(15,859)
32

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	General Electric Company	USD	115.00	Jan 2024	28	2,800	$17,167	$(15,106)
WFB	General Electric Company	USD	115.00	Jan 2024	20	2,000	10,876	(10,790)
WFB	General Electric Company	USD	115.00	Jan 2024	20	2,000	11,574	(10,790)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	3	300	4,037	(4,808)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	2	200	3,649	(3,205)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	3	300	2,564	(2,104)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	2	200	2,233	(1,402)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	12	1,200	8,530	(8,415)
WFB	Hilton Worldwide Holdings, Inc.	USD	160.00	Jan 2024	12	1,200	6,489	(6,138)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	4,365	(7,031)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	5,357	(7,031)
GSI	Ingersoll Rand, Inc.	USD	75.00	Dec 2023	28	2,800	3,639	(789)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	29	2,900	17,106	(9,551)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	5	500	1,742	(1,647)
UBS	Intuit, Inc.	USD	480.00	Jan 2024	4	400	10,097	(22,091)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2024	31	3,100	5,487	(236)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2024	31	3,100	2,449	(23)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	29	2,900	15,922	(25,580)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	29	2,900	15,012	(25,580)
UBS	KKR & Company, Inc.	USD	65.00	Jan 2024	5	500	1,468	(1,391)
UBS	KKR & Company, Inc.	USD	65.00	Jun 2024	5	500	2,542	(2,799)
WFB	Linde PLC	USD	390.00	Jan 2024	5	500	8,486	(5,462)
WFB	Linde PLC	USD	390.00	Jan 2024	5	500	9,180	(5,462)
WFB	Linde PLC	USD	395.00	Jan 2024	2	200	2,410	(1,795)
WFB	Linde PLC	USD	410.00	Jan 2024	2	200	1,559	(926)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	24	2,400	12,463	(22,795)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	2	200	989	(1,900)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jan 2024	2	200	591	(892)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	18,370	(15,915)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	23,912	(15,915)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	14,225	(9,562)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	18,905	(9,562)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	17	1,700	31,554	(32,510)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	2	200	4,838	(3,825)
GSI	Mastercard, Inc., Class A	USD	405.00	Jan 2024	2	200	3,745	(3,293)
GSI	Mastercard, Inc., Class A	USD	410.00	Jan 2024	18	1,800	33,448	(25,268)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	10,973	(4,950)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	14,386	(4,950)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	2	200	2,905	(1,980)
GSI	Mastercard, Inc., Class A	USD	425.00	Jan 2024	2	200	2,300	(1,636)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	9,644	(3,345)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	12,514	(3,345)
BARC	Meta Platforms, Inc., Class A	USD	290.00	Jan 2024	28	2,800	64,200	(93,519)
UBS	Microsoft Corp.	USD	360.00	Jan 2024	11	1,100	21,684	(4,942)
UBS	Microsoft Corp.	USD	365.00	Jan 2024	4	400	8,694	(1,471)
UBS	Microsoft Corp.	USD	375.00	Jan 2024	11	1,100	15,618	(2,692)
UBS	Microsoft Corp.	USD	385.00	Jan 2024	4	400	5,633	(650)
WFB	NXP Semiconductors NV	USD	190.00	Jan 2024	23	2,300	33,448	(48,517)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	1	100	1,274	(1,806)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	8	800	11,341	(14,447)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	9	900	13,415	(16,253)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	17	1,700	28,635	(30,700)
WFB	NXP Semiconductors NV	USD	200.00	Jan 2024	23	2,300	37,049	(35,207)
WFB	NXP Semiconductors NV	USD	210.00	Jan 2024	5	500	7,703	(5,333)
WFB	NXP Semiconductors NV	USD	220.00	Jan 2024	5	500	5,845	(3,556)
WFB	NXP Semiconductors NV	USD	220.00	Jun 2024	4	400	7,461	(6,551)
CITI	Roper Technologies, Inc.	USD	510.00	Feb 2024	2	200	2,329	(3,130)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,019	(631)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,182	(631)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,800	(631)
UBS	S&P Global, Inc.	USD	400.00	Jan 2024	2	200	3,109	(1,263)
BOA	S&P Global, Inc.	USD	410.00	Jan 2024	2	200	4,759	(803)
UBS	S&P Global, Inc.	USD	410.00	Jan 2024	2	200	2,446	(803)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,474	(242)
33

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	$2,019	$(242)
JPM	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,623	(242)
BOA	S&P Global, Inc.	USD	430.00	Jan 2024	2	200	3,481	(274)
BOA	S&P Global, Inc.	USD	450.00	Jan 2024	2	200	2,509	(74)
BOA	S&P Global, Inc.	USD	470.00	Jan 2024	2	200	1,711	(16)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	5	500	9,761	(2,331)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	2	200	3,021	(932)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	5	500	7,718	(1,411)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	2	200	2,314	(564)
GSI	Salesforce, Inc.	USD	230.00	Jun 2024	2	200	4,800	(2,843)
GSI	Salesforce, Inc.	USD	240.00	Jun 2024	2	200	3,991	(2,220)
WFB	Stryker Corp.	USD	270.00	Jan 2024	3	300	7,207	(5,333)
WFB	Stryker Corp.	USD	270.00	Jan 2024	2	200	5,258	(3,556)
WFB	Stryker Corp.	USD	270.00	Jan 2024	5	500	15,792	(8,889)
WFB	Stryker Corp.	USD	280.00	Jan 2024	3	300	5,855	(3,669)
WFB	Stryker Corp.	USD	280.00	Jan 2024	2	200	4,449	(2,446)
WFB	Stryker Corp.	USD	280.00	Jan 2024	5	500	12,786	(6,115)
WFB	Stryker Corp.	USD	290.00	Jan 2024	3	300	4,684	(2,368)
WFB	Stryker Corp.	USD	290.00	Jan 2024	2	200	3,656	(1,579)
WFB	Stryker Corp.	USD	290.00	Jan 2024	5	500	9,781	(3,947)
WFB	Stryker Corp.	USD	300.00	Jan 2024	3	300	3,842	(1,428)
WFB	Stryker Corp.	USD	300.00	Jan 2024	2	200	3,044	(952)
WFB	Stryker Corp.	USD	300.00	Jan 2024	5	500	8,025	(2,381)
WFB	Stryker Corp.	USD	310.00	Jan 2024	8	800	11,100	(2,216)
WFB	Stryker Corp.	USD	320.00	Jan 2024	13	1,300	17,375	(2,052)
JPM	Teledyne Technologies, Inc.	USD	460.00	Dec 2023	1	100	780	(332)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	18,529	(2,405)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	20,899	(2,405)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	14,221	(1,034)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	15,945	(1,034)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	8	800	6,451	(752)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	12,354	(662)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	13,770	(662)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	8	800	5,007	(482)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	10,690	(416)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	11,651	(416)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	44	4,400	50,323	(1,666)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	28	2,800	24,593	(1,060)
BOA	Texas Instruments, Inc.	USD	195.00	Jun 2024	5	500	5,493	(1,729)
BOA	Texas Instruments, Inc.	USD	200.00	Jun 2024	5	500	4,613	(1,348)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	7	700	6,451	(51)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	8	800	7,365	(58)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	5	500	6,348	(21)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	4	400	4,544	(17)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	7	700	5,275	(29)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	8	800	6,152	(33)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	6	600	5,654	(8)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	4	400	3,365	(5)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	4	400	2,816	(3)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	6	600	4,820	(4)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	6	600	3,344	(1)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	4	400	1,924	(1)
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2024	1	100	3,157	(885)
CITI	Thermo Fisher Scientific, Inc.	USD	590.00	Jan 2024	1	100	1,776	(362)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2024	11	1,100	17,846	(2,886)
CITI	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	17,200	(752)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	5,473	(188)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	7,338	(188)
CITI	Thermo Fisher Scientific, Inc.	USD	620.00	Jan 2024	4	400	15,326	(534)
CITI	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	13,632	(377)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	4,446	(94)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	6,289	(94)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	3,452	(32)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	4,842	(32)
34

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	$2,598	$(11)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	3,656	(11)
GSI	TransUnion	USD	80.00	Dec 2023	12	1,200	4,954	(1,237)
JPM	UnitedHealth Group, Inc.	USD	550.00	Jan 2024	5	500	5,625	(4,461)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2024	19	1,900	106,348	(6,383)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2024	20	2,000	66,363	(3,277)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	15,261	(10,021)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	18,869	(10,021)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	12,083	(5,843)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	14,938	(5,843)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	2	200	2,334	(1,461)
GSI	Visa, Inc., Class A	USD	245.00	Jan 2024	8	800	7,975	(4,273)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	9,264	(3,042)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	11,578	(3,042)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	7,086	(1,440)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	8,778	(1,440)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	2	200	884	(360)
GSI	Visa, Inc., Class A	USD	250.00	Jun 2024	1	100	1,447	(1,240)
GSI	Visa, Inc., Class A	USD	260.00	Jun 2024	1	100	1,067	(874)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,881	(3,527)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,217	(3,527)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	20	2,000	11,242	(756)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	20	2,000	10,042	(330)
							$2,535,167	$(1,436,160)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.1%
U.S. Government – 22.9%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$15,945,000	$9,068,628
1.375%, 11/15/2040	23,884,000	14,135,410
1.625%, 11/15/2050	3,054,000	1,599,652
1.750%, 08/15/2041	19,646,000	12,234,240
1.875%, 02/15/2041	8,222,000	5,303,832
2.000%, 11/15/2041 to 08/15/2051	13,292,000	8,440,890
2.375%, 02/15/2042	1,760,000	1,216,531
2.875%, 05/15/2052	2,062,000	1,462,006
3.000%, 08/15/2052	8,743,000	6,370,778
3.625%, 02/15/2053 to 05/15/2053	5,828,000	4,824,086
3.875%, 02/15/2043 to 05/15/2043	6,802,000	5,914,217
4.125%, 08/15/2053	5,919,000	5,373,342
4.375%, 08/15/2043	789,000	736,112
5.250%, 11/15/2028	380,000	390,198
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.375%, 07/31/2027	$5,865,000	$4,982,272
0.750%, 05/31/2026	4,000	3,592
1.000%, 07/31/2028	2,988,000	2,520,541
1.125%, 02/29/2028 to 08/31/2028	2,863,000	2,454,986
1.375%, 10/31/2028	2,133,000	1,819,799
1.500%, 08/15/2026	11,136,000	10,150,725
1.750%, 12/31/2026	1,523,000	1,386,108
2.000%, 11/15/2026	2,538,000	2,334,464
2.375%, 03/31/2029	10,368,000	9,230,760
2.625%, 07/31/2029	642,000	576,019
2.750%, 07/31/2027 to 05/31/2029	4,838,000	4,464,878
2.875%, 08/15/2028	2,107,000	1,945,601
3.000%, 07/15/2025	1,779,000	1,714,372
3.250%, 06/30/2029	7,791,000	7,240,152
3.500%, 01/31/2028 to 04/30/2028	5,997,000	5,719,610
3.875%, 04/30/2025 to 08/15/2033	3,324,000	3,238,810

35

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.125%, 01/31/2025 to 08/31/2030	$4,473,000	$4,391,849
4.250%, 10/15/2025	10,000	9,843
4.375%, 10/31/2024 to 08/31/2028	7,685,000	7,604,807
4.500%, 11/30/2024 to 07/15/2026	4,147,000	4,108,735
4.625%, 09/15/2026 to 09/30/2028	8,905,000	8,893,876
4.750%, 07/31/2025	1,494,000	1,484,079
5.000%, 08/31/2025	11,478,000	11,454,685
		174,800,485
U.S. Government Agency – 32.2%
Federal Home Loan Bank 1.000%, (1.000% to 9-30-23, 1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	1,450,000	1,156,095
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	16,517,760	13,255,669
2.500%, 04/01/2042 to 03/01/2052	6,239,621	5,114,367
2.895%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.641%), 05/01/2049 (A)	274,548	269,358
3.000%, 04/01/2040 to 02/01/2047	5,896,417	5,083,128
3.137%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	440,515	425,413
3.913%, (1 month SOFR + 2.130%), 07/01/2052 (A)	384,617	361,674
3.986%, (1 month SOFR + 2.140%), 08/01/2052 (A)	524,761	485,285
4.000%, 07/01/2049	1,292,652	1,179,642
4.118%, (1 month SOFR + 2.191%), 10/01/2052 (A)	2,922,298	2,712,178
4.123%, (1 month SOFR + 2.380%), 09/01/2052 (A)	261,197	246,817
4.189%, (1 month SOFR + 2.304%), 05/01/2053 (A)	1,474,349	1,407,690
4.299%, (1 month SOFR + 2.130%), 07/01/2052 (A)	453,397	431,278
4.500%, 06/01/2039 to 07/01/2039	84,167	80,858
4.879%, 12/14/2029 (B)	1,179,000	873,453
5.023%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 03/01/2049 (A)	342,783	341,519
5.120%, (1 month SOFR + 2.216%), 08/01/2053 (A)	309,330	301,493
5.235%, (1 month SOFR + 2.293%), 06/01/2053 (A)	320,229	312,969
5.407%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.628%), 11/01/2043 (A)	58,776	58,924
5.427%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 04/01/2048 (A)	844,242	847,132
5.551%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.687%), 09/01/2047 (A)	405,434	407,179
5.769%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.611%), 10/01/2043 (A)	73,519	74,237
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.016%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.724%), 01/01/2044 (A)	$139,505	$139,125
6.091%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.642%), 10/01/2043 (A)	73,787	74,154
6.233%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.770%), 09/01/2042 (A)	66,797	67,664
6.339%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.683%), 02/01/2043 (A)	99,251	99,909
6.809%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.642%), 08/01/2043 (A)	58,752	58,318
6.835%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 09/01/2045 (A)	583,603	583,538
6.881%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.635%), 07/01/2043 (A)	37,439	37,425
7.042%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.650%), 03/01/2043 (A)	60,806	60,556
7.136%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 09/01/2043 (A)	37,980	38,206
Federal National Mortgage Association
1.500%, 10/01/2041 to 07/01/2051	12,250,867	9,322,902
1.520%, 08/21/2035	1,478,000	977,274
1.900%, 01/25/2036	1,322,000	902,331
2.000%, 06/01/2040 to 03/01/2047	44,165,445	35,345,205
2.500%, 12/01/2040 to 03/01/2052	10,489,439	8,662,314
2.752%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	408,398	370,362
3.000%, 11/01/2039 to 07/01/2060	51,580,586	44,149,427
3.000%, 12/01/2048 to 07/01/2050 (C)	5,342,501	4,509,234
3.029%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (A)	938,532	918,146
3.500%, 06/01/2041 to 04/01/2050	10,629,498	9,495,253
3.679%, (1 month SOFR + 2.370%), 08/01/2052 (A)	548,959	514,218
3.969%, (1 month SOFR + 2.120%), 08/01/2052 (A)	223,420	207,283
4.000%, 01/01/2027 to 05/01/2049	9,738,171	9,211,972
4.000%, 04/01/2045 (C)	8,809,466	8,017,278
4.126%, (1 month SOFR + 2.120%), 09/01/2052 (A)	768,007	737,098
4.144%, (1 month SOFR + 2.120%), 07/01/2052 (A)	786,533	734,324
4.149%, (1 month SOFR + 2.132%), 10/01/2052 (A)	1,846,104	1,770,996
4.219%, (1 month SOFR + 2.370%), 09/01/2052 (A)	257,830	245,254
4.240%, (1 month SOFR + 2.127%), 11/01/2052 (A)	656,924	631,127
4.303%, (1 month SOFR + 2.125%), 08/01/2052 (A)	1,006,869	961,736
4.346%, (1 month SOFR + 2.124%), 07/01/2052 (A)	953,835	912,505

36

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.486%, (1 month SOFR + 2.120%), 11/01/2052 (A)	$391,693	$378,372
4.500%, 06/01/2041 to 11/01/2048	2,221,701	2,100,402
4.622%, (1 month SOFR + 2.125%), 08/01/2052 (A)	1,090,161	1,050,681
4.632%, (1 month SOFR + 2.123%), 08/01/2052 (A)	825,145	784,314
4.649%, (1 month SOFR + 2.130%), 08/01/2052 (A)	842,051	812,256
4.756%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.582%), 01/01/2046 (A)	661,261	666,740
4.990%, 11/15/2030 (B)	3,465,000	2,436,650
5.008%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.578%), 06/01/2045 (A)	258,559	260,899
5.500%, 09/01/2052	729,581	718,363
6.000%, TBA (C)	36,000,000	35,531,526
6.000%, 05/01/2053	2,194,325	2,166,602
6.382%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.581%), 10/01/2043 (A)	154,379	155,925
6.500%, TBA (C)	2,000,000	2,009,150
6.500%, 11/01/2052 to 02/01/2053	783,358	809,796
6.739%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.560%), 06/01/2043 (A)	43,046	43,504
6.930%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.653%), 01/01/2043 (A)	41,930	42,575
6.953%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.560%), 03/01/2043 (A)	9,641	9,759
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038 (C)	2,108,900	1,844,462
3.000%, 06/20/2043 to 10/20/2050	7,680,033	6,569,585
3.500%, 01/20/2048	448,355	395,354
4.000%, 03/20/2048 to 04/20/2048	594,335	539,160
4.500%, 08/15/2047 to 02/20/2049	1,011,957	948,152
6.000%, 01/20/2053	1,541,670	1,552,102
6.500%, TBA (C)	8,500,000	8,538,880
		245,546,701
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $459,854,801)		$420,347,186
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	1,045,000	1,035,501
Bermuda – 0.1%
Government of Bermuda 5.000%, 07/15/2032 (D)	311,000	289,769
Israel – 0.1%
State of Israel 4.500%, 01/17/2033	721,000	671,156
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	200,000	130,352
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.3%
Government of Mexico
2.659%, 05/24/2031	$545,000	$430,023
3.500%, 02/12/2034	1,036,000	810,055
3.750%, 04/19/2071	688,000	391,434
3.771%, 05/24/2061	258,000	151,175
6.338%, 05/04/2053	412,000	374,948
		2,157,635
Panama – 0.1%
Republic of Panama 6.853%, 03/28/2054	666,000	618,426
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (D)	317,000	249,756
5.850%, 08/21/2033 (D)	677,000	640,116
		889,872
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,547,869)		$5,792,711
CORPORATE BONDS – 24.3%
Communication services – 1.9%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	730,000	473,095
3.550%, 09/15/2055	442,000	270,574
3.650%, 09/15/2059	281,000	170,974
3.800%, 12/01/2057	809,000	512,522
5.400%, 02/15/2034	2,128,000	1,991,592
Charter Communications Operating LLC 3.500%, 06/01/2041 to 03/01/2042	1,128,000	699,287
Comcast Corp.
2.987%, 11/01/2063	336,000	185,821
4.049%, 11/01/2052	290,000	215,053
5.350%, 11/15/2027	590,000	589,691
Discovery Communications LLC 4.000%, 09/15/2055	314,000	188,391
Meta Platforms, Inc.
5.600%, 05/15/2053	567,000	536,642
5.750%, 05/15/2063	567,000	534,479
Paramount Global 4.950%, 05/19/2050	364,000	246,555
T-Mobile USA, Inc.
1.500%, 02/15/2026	201,000	182,255
2.250%, 02/15/2026	627,000	577,194
2.550%, 02/15/2031	449,000	357,273
3.750%, 04/15/2027	956,000	893,305
4.800%, 07/15/2028	597,000	573,732
4.950%, 03/15/2028	596,000	578,397
5.050%, 07/15/2033	746,000	692,147
5.750%, 01/15/2034	598,000	583,362
Verizon Communications, Inc.
2.355%, 03/15/2032	457,000	348,672
2.650%, 11/20/2040	376,000	238,015
5.050%, 05/09/2033	1,627,000	1,519,931
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	590,000	456,299
5.141%, 03/15/2052	702,000	521,614
5.391%, 03/15/2062	586,000	432,810
		14,569,682
Consumer discretionary – 1.3%
Ford Motor Credit Company LLC
2.900%, 02/10/2029	551,000	452,204
7.200%, 06/10/2030	577,000	579,885
General Motors Company 5.200%, 04/01/2045	240,000	186,604

37

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Harley-Davidson Financial Services, Inc. 6.500%, 03/10/2028 (D)	$449,000	$443,876
Hyundai Capital America
0.800%, 01/08/2024 (D)	236,000	232,685
1.300%, 01/08/2026 (D)	567,000	510,544
5.500%, 03/30/2026 (D)	308,000	303,958
5.600%, 03/30/2028 (D)	935,000	914,661
5.700%, 06/26/2030 (D)	588,000	565,658
5.950%, 09/21/2026 (D)	838,000	835,620
6.200%, 09/21/2030 (D)	748,000	736,753
Lowe's Companies, Inc.
4.250%, 04/01/2052	563,000	415,318
5.625%, 04/15/2053	730,000	663,509
5.750%, 07/01/2053	301,000	280,780
5.850%, 04/01/2063	151,000	138,932
Marriott International, Inc.
2.750%, 10/15/2033	479,000	361,436
5.550%, 10/15/2028	448,000	442,988
McDonald's Corp.
4.800%, 08/14/2028	598,000	584,910
5.450%, 08/14/2053	590,000	554,775
Toyota Motor Credit Corp. 5.250%, 09/11/2028	598,000	594,626
		9,799,722
Consumer staples – 1.8%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,506,000	1,380,304
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/2038	797,000	690,941
BAT International Finance PLC 5.931%, 02/02/2029	1,121,000	1,100,540
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	308,000	284,719
2.750%, 05/14/2031	64,000	51,837
Constellation Brands, Inc.
4.750%, 05/09/2032	225,000	208,434
4.900%, 05/01/2033	149,000	138,289
5.250%, 11/15/2048	620,000	549,527
Kenvue, Inc.
4.900%, 03/22/2033 (D)	596,000	569,597
5.050%, 03/22/2028 to 03/22/2053 (D)	1,266,000	1,196,843
5.200%, 03/22/2063 (D)	149,000	134,416
Keurig Dr. Pepper, Inc. 4.500%, 04/15/2052	561,000	442,773
Philip Morris International, Inc.
4.875%, 02/15/2028	1,295,000	1,254,565
5.000%, 11/17/2025	634,000	626,453
5.125%, 11/17/2027 to 02/15/2030	1,787,000	1,730,189
5.250%, 09/07/2028	650,000	636,492
5.375%, 02/15/2033	488,000	462,544
5.500%, 09/07/2030	421,000	409,376
5.625%, 09/07/2033	748,000	719,299
5.750%, 11/17/2032	152,000	148,310
Walmart, Inc.
4.100%, 04/15/2033	750,000	685,963
4.500%, 04/15/2053	450,000	387,334
		13,808,745
Energy – 1.6%
Aker BP ASA
5.600%, 06/13/2028 (D)	883,000	862,743
6.000%, 06/13/2033 (D)	971,000	938,449
BP Capital Markets America, Inc.
3.001%, 03/17/2052	359,000	220,155
4.812%, 02/13/2033	1,639,000	1,533,908
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Diamondback Energy, Inc. 6.250%, 03/15/2033 to 03/15/2053	$1,208,000	$1,173,238
Energy Transfer LP
4.400%, 03/15/2027	132,000	125,110
4.950%, 05/15/2028	989,000	946,175
5.300%, 04/15/2047	774,000	628,701
5.400%, 10/01/2047	227,000	187,218
5.750%, 02/15/2033	1,088,000	1,045,854
6.125%, 12/15/2045	239,000	212,591
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	651,131	542,465
2.625%, 03/31/2036 (D)	459,000	354,678
2.940%, 09/30/2040 (D)	257,409	198,119
MPLX LP
4.950%, 03/14/2052	555,000	434,203
5.000%, 03/01/2033	899,000	819,202
5.650%, 03/01/2053	161,000	138,346
ONEOK, Inc. 6.625%, 09/01/2053	776,000	759,863
Petroleos Mexicanos
2.378%, 04/15/2025	275,000	267,511
2.460%, 12/15/2025	810,250	777,900
		12,166,429
Financials – 6.2%
American Express Company
5.043%, (5.043% to 5-1-33, then SOFR + 1.835%), 05/01/2034	335,000	308,854
5.282%, (5.282% to 7-27-28, then SOFR + 1.280%), 07/27/2029	1,476,000	1,439,001
5.389%, (5.389% to 7-28-26, then SOFR + 0.970%), 07/28/2027	886,000	873,598
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then SOFR + 0.960%), 07/22/2027	900,000	797,543
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	2,083,000	1,868,552
5.288%, (5.288% to 4-25-33, then SOFR + 1.910%), 04/25/2034	1,678,000	1,561,397
5.819%, (5.819% to 9-15-28, then SOFR + 1.570%), 09/15/2029	2,305,000	2,276,712
5.872%, (5.872% to 9-15-33, then SOFR + 1.840%), 09/15/2034	1,153,000	1,122,077
5.933%, (5.933% to 9-15-26, then SOFR + 1.340%), 09/15/2027	1,647,000	1,634,759
Bank of Montreal 5.717%, 09/25/2028	1,496,000	1,480,104
Barclays PLC
6.224%, (6.224% to 5-9-33, then SOFR + 2.980%), 05/09/2034	918,000	869,612
6.490%, (6.490% to 9-13-28, then SOFR + 2.220%), 09/13/2029	896,000	888,673
6.692%, (6.692% to 9-13-33, then SOFR + 2.620%), 09/13/2034	772,000	753,689
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	211,000	216,671
BNP Paribas SA 5.335%, (5.335% to 6-12-28, then 1 Year CMT + 1.500%), 06/12/2029 (D)	1,178,000	1,144,170
Brighthouse Financial, Inc. 3.850%, 12/22/2051	265,000	155,892
Canadian Imperial Bank of Commerce
5.926%, 10/02/2026	1,134,000	1,133,728
5.986%, 10/03/2028	1,313,000	1,310,070
6.092%, 10/03/2033	895,000	889,060

38

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citibank NA 5.803%, 09/29/2028	$1,490,000	$1,490,213
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	1,768,000	1,689,542
Cooperatieve Rabobank UA 5.564%, (5.564% to 2-28-28, then 1 Year CMT + 1.400%), 02/28/2029 (D)	2,128,000	2,074,025
Deutsche Bank AG 3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	1,166,000	836,715
Fiserv, Inc.
5.375%, 08/21/2028	883,000	871,632
5.600%, 03/02/2033	153,000	148,285
5.625%, 08/21/2033	883,000	855,577
HSBC Holdings PLC 6.332%, (6.332% to 3-9-43, then SOFR + 2.650%), 03/09/2044	328,000	314,945
ING Groep NV
6.083%, (6.083% to 9-11-26, then SOFR + 1.560%), 09/11/2027	897,000	893,014
6.114%, (6.114% to 9-11-33, then SOFR + 2.090%), 09/11/2034	618,000	600,147
KeyBank NA 5.000%, 01/26/2033 (E)	688,000	579,134
MetLife, Inc. 5.375%, 07/15/2033	1,292,000	1,242,026
Morgan Stanley
5.123%, (5.123% to 2-1-28, then SOFR + 1.730%), 02/01/2029	295,000	284,090
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	295,000	283,806
5.250%, (5.250% to 4-21-33, then SOFR + 1.870%), 04/21/2034	896,000	831,918
5.449%, (5.449% to 7-20-28, then SOFR + 1.630%), 07/20/2029	590,000	574,937
6.342%, (6.342% to 10-18-32, then SOFR + 2.560%), 10/18/2033	1,021,000	1,026,819
S&P Global, Inc. 5.250%, 09/15/2033 (D)	449,000	437,654
Santander Holdings USA, Inc.
6.499%, (6.499% to 3-9-28, then SOFR + 2.356%), 03/09/2029	708,000	690,485
6.565%, (6.565% to 6-12-28, then SOFR + 2.700%), 06/12/2029	388,000	378,489
The Bank of New York Mellon Corp.
4.947%, (4.947% to 4-26-26, then SOFR + 1.026%), 04/26/2027	896,000	874,573
4.967%, (4.967% to 4-26-33, then SOFR + 1.606%), 04/26/2034	149,000	137,391
The Charles Schwab Corp. 6.136%, (6.136% to 8-24-33, then SOFR + 2.010%), 08/24/2034	589,000	572,954
Truist Financial Corp. 6.047%, (6.047% to 6-8-26, then SOFR + 2.050%), 06/08/2027	509,000	503,463
Trust Fibra Uno 6.390%, 01/15/2050 (D)	356,000	272,486
UBS AG 5.650%, 09/11/2028	864,000	849,612
UBS Group AG
4.194%, (4.194% to 4-1-30, then SOFR + 3.730%), 04/01/2031 (D)	469,000	409,552
4.282%, 01/09/2028 (D)	895,000	822,891
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (continued)
6.246%, (6.246% to 9-22-28, then 1 Year CMT + 1.800%), 09/22/2029 (D)	$617,000	$610,527
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (D)	466,000	455,123
6.327%, (6.327% to 12-22-26, then 1 Year CMT + 1.600%), 12/22/2027 (D)	414,000	413,335
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (D)	763,000	762,344
Wells Fargo & Company
4.611%, (4.611% to 4-25-52, then SOFR + 2.130%), 04/25/2053	295,000	230,966
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	2,487,000	2,250,736
5.557%, (5.557% to 7-25-33, then SOFR + 1.990%), 07/25/2034	442,000	418,522
5.574%, (5.574% to 7-25-28, then SOFR + 1.740%), 07/25/2029	885,000	863,399
		47,275,489
Health care – 2.5%
Abbott Laboratories
1.400%, 06/30/2030	672,000	533,920
4.750%, 11/30/2036	595,000	565,277
AbbVie, Inc.
3.200%, 11/21/2029	812,000	716,548
4.050%, 11/21/2039	317,000	259,345
4.250%, 11/21/2049	1,524,000	1,206,493
4.300%, 05/14/2036	436,000	382,420
4.450%, 05/14/2046	198,000	161,755
4.500%, 05/14/2035	150,000	135,530
4.550%, 03/15/2035	743,000	675,823
Amgen, Inc.
5.250%, 03/02/2025	1,492,000	1,480,832
5.650%, 03/02/2053	1,954,000	1,828,793
Astrazeneca Finance LLC
4.875%, 03/03/2028	655,000	643,520
4.900%, 03/03/2030	895,000	871,966
CVS Health Corp. 4.875%, 07/20/2035	89,000	79,576
DH Europe Finance II Sarl 2.200%, 11/15/2024	735,000	706,618
Eli Lilly & Company
4.700%, 02/27/2033	297,000	285,912
4.950%, 02/27/2063	209,000	189,620
Gilead Sciences, Inc. 2.600%, 10/01/2040 (E)	465,000	306,934
HCA, Inc.
3.625%, 03/15/2032	462,000	382,947
4.625%, 03/15/2052	287,000	215,478
5.200%, 06/01/2028	185,000	178,797
5.900%, 06/01/2053	1,038,000	934,747
Merck & Company, Inc.
4.500%, 05/17/2033	151,000	141,310
5.000%, 05/17/2053	303,000	275,567
5.150%, 05/17/2063	227,000	207,018
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	1,785,000	1,687,321
5.300%, 05/19/2053	1,374,000	1,276,656
5.340%, 05/19/2063	603,000	550,867
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	193,000	192,540

39

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
3.050%, 05/15/2041	$141,000	$99,483
4.000%, 05/15/2029	568,000	531,573
5.200%, 04/15/2063	310,000	276,747
5.875%, 02/15/2053	714,000	716,540
		18,698,473
Industrials – 2.5%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	258,030	193,841
AerCap Ireland Capital DAC 1.150%, 10/29/2023	1,843,000	1,836,018
Burlington Northern Santa Fe LLC 4.450%, 01/15/2053	121,000	100,211
Canadian Pacific Railway Company
1.350%, 12/02/2024	665,000	630,436
1.750%, 12/02/2026	129,000	115,091
Crowley Conro LLC 4.181%, 08/15/2043	453,205	414,101
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	980,000	931,336
Ingersoll Rand, Inc. 5.700%, 08/14/2033	601,000	580,034
John Deere Capital Corp.
4.150%, 09/15/2027	1,410,000	1,358,780
4.700%, 06/10/2030	959,000	922,208
4.950%, 07/14/2028	239,000	235,699
5.150%, 09/08/2026 to 09/08/2033	2,096,000	2,069,539
L3Harris Technologies, Inc. 5.400%, 01/15/2027 to 07/31/2033	1,929,000	1,885,490
Lockheed Martin Corp. 4.750%, 02/15/2034	1,064,000	1,007,260
Northrop Grumman Corp. 4.400%, 05/01/2030	344,000	321,999
Quanta Services, Inc. 0.950%, 10/01/2024	534,000	505,101
Republic Services, Inc.
4.875%, 04/01/2029	449,000	436,365
5.000%, 04/01/2034	449,000	425,032
RTX Corp. 5.375%, 02/27/2053	350,000	316,745
The Boeing Company
2.196%, 02/04/2026	1,016,000	932,874
3.250%, 02/01/2035 (E)	329,000	252,936
3.750%, 02/01/2050	587,000	398,792
5.805%, 05/01/2050	518,000	469,058
Union Pacific Corp.
2.375%, 05/20/2031	285,000	230,740
2.800%, 02/14/2032	386,000	318,533
3.375%, 02/14/2042	321,000	235,703
Veralto Corp. 5.500%, 09/18/2026 (D)	578,000	575,355
Waste Management, Inc. 4.875%, 02/15/2029 to 02/15/2034	1,772,000	1,704,819
		19,404,096
Information technology – 2.3%
Apple, Inc.
2.375%, 02/08/2041	218,000	145,741
2.650%, 05/11/2050 to 02/08/2051	419,000	255,531
3.950%, 08/08/2052	420,000	329,379
4.150%, 05/10/2030	448,000	427,375
4.850%, 05/10/2053	151,000	138,327
Broadcom, Inc.
2.450%, 02/15/2031 (D)	468,000	365,791
3.150%, 11/15/2025	351,000	331,770
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
3.469%, 04/15/2034 (D)	$300,000	$235,623
4.926%, 05/15/2037 (D)	428,000	368,905
Intel Corp.
2.800%, 08/12/2041 (E)	255,000	167,075
5.625%, 02/10/2043	172,000	164,019
5.700%, 02/10/2053	298,000	279,450
5.900%, 02/10/2063	417,000	395,310
Intuit, Inc.
5.125%, 09/15/2028	1,348,000	1,333,577
5.200%, 09/15/2033	1,348,000	1,312,623
5.250%, 09/15/2026	1,497,000	1,493,353
5.500%, 09/15/2053	599,000	574,697
KLA Corp. 3.300%, 03/01/2050	245,000	162,814
Marvell Technology, Inc.
5.750%, 02/15/2029	449,000	444,883
5.950%, 09/15/2033	449,000	440,699
Micron Technology, Inc.
3.477%, 11/01/2051	147,000	89,908
5.375%, 04/15/2028	1,499,000	1,447,059
5.875%, 02/09/2033	177,000	169,081
NXP BV
2.500%, 05/11/2031	298,000	232,681
3.250%, 05/11/2041 (E)	293,000	197,128
4.400%, 06/01/2027	324,000	307,385
Oracle Corp.
4.000%, 07/15/2046	520,000	366,934
4.375%, 05/15/2055	180,000	129,709
5.550%, 02/06/2053	398,000	348,713
Qualcomm, Inc. 6.000%, 05/20/2053	674,000	683,554
Texas Instruments, Inc.
4.900%, 03/14/2033	612,000	591,868
5.000%, 03/14/2053	747,000	676,837
5.050%, 05/18/2063	448,000	397,075
VMware, Inc.
1.000%, 08/15/2024	931,000	891,793
1.400%, 08/15/2026	871,000	768,315
4.700%, 05/15/2030	538,000	495,516
		17,160,498
Materials – 0.5%
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	840,000	637,973
5.500%, 05/02/2033 (D)	409,000	382,605
BHP Billiton Finance USA, Ltd. 4.875%, 02/27/2026	1,493,000	1,472,181
Glencore Finance Canada, Ltd.
5.550%, 10/25/2042 (D)	134,000	116,157
6.000%, 11/15/2041 (D)	109,000	100,542
6.900%, 11/15/2037 (D)	309,000	310,577
Glencore Funding LLC 6.500%, 10/06/2033 (D)	895,000	893,421
		3,913,456
Real estate – 1.6%
Agree LP
2.000%, 06/15/2028	560,000	463,211
2.600%, 06/15/2033	127,000	92,738
4.800%, 10/01/2032	281,000	248,887
American Homes 4 Rent LP
3.625%, 04/15/2032	516,000	426,958
4.300%, 04/15/2052	231,000	167,079
American Tower Corp.
2.950%, 01/15/2051	149,000	84,020
3.125%, 01/15/2027	253,000	231,353

40

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp. (continued)
5.500%, 03/15/2028	$597,000	$585,709
5.800%, 11/15/2028	749,000	743,362
5.900%, 11/15/2033	898,000	876,727
Brixmor Operating Partnership LP 2.500%, 08/16/2031	493,000	372,754
Crown Castle, Inc.
1.050%, 07/15/2026	803,000	704,614
2.900%, 04/01/2041	298,000	191,298
3.650%, 09/01/2027	418,000	383,723
3.800%, 02/15/2028	293,000	268,651
4.800%, 09/01/2028	293,000	278,104
5.000%, 01/11/2028	997,000	963,176
Essex Portfolio LP 2.550%, 06/15/2031	266,000	206,243
Federal Realty Investment Trust 3.950%, 01/15/2024	357,000	354,791
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	90,000	66,604
4.150%, 04/15/2032	513,000	441,218
Mid-America Apartments LP 4.300%, 10/15/2023	264,000	263,836
NNN REIT, Inc. 5.600%, 10/15/2033	442,000	416,467
Realty Income Corp.
2.200%, 06/15/2028	276,000	235,877
2.850%, 12/15/2032	373,000	291,380
4.900%, 07/15/2033	498,000	455,054
5.625%, 10/13/2032	522,000	504,647
Regency Centers LP 2.950%, 09/15/2029	706,000	600,875
STORE Capital Corp.
2.700%, 12/01/2031	179,000	122,164
2.750%, 11/18/2030	456,000	326,668
4.500%, 03/15/2028	294,000	258,622
4.625%, 03/15/2029	329,000	281,411
Sun Communities Operating LP 4.200%, 04/15/2032	516,000	440,246
		12,348,467
Utilities – 2.1%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	186,000	147,036
Baltimore Gas & Electric Company
2.250%, 06/15/2031	400,000	318,177
5.400%, 06/01/2053	448,000	411,700
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	295,000	206,461
5.200%, 10/01/2028	447,000	443,568
Commonwealth Edison Company 5.300%, 02/01/2053	120,000	110,064
Consolidated Edison Company of New York, Inc. 5.200%, 03/01/2033	836,000	807,102
Consumers Energy Company 2.500%, 05/01/2060	248,000	129,746
DTE Electric Company
2.950%, 03/01/2050	466,000	288,704
3.650%, 03/01/2052	213,000	149,286
Duke Energy Carolinas LLC
2.550%, 04/15/2031	272,000	222,907
2.850%, 03/15/2032	496,000	404,834
3.550%, 03/15/2052	361,000	246,543
4.950%, 01/15/2033	442,000	419,981
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Carolinas LLC (continued)
5.350%, 01/15/2053	$599,000	$547,485
Duke Energy Corp.
2.550%, 06/15/2031	293,000	232,321
3.500%, 06/15/2051	84,000	54,419
5.750%, 09/15/2033	239,000	234,798
Duke Energy Florida LLC 2.400%, 12/15/2031	398,000	314,668
Duke Energy Progress LLC
2.500%, 08/15/2050	403,000	220,052
5.250%, 03/15/2033	295,000	285,816
Entergy Arkansas LLC
2.650%, 06/15/2051	360,000	200,571
5.150%, 01/15/2033	599,000	574,986
Eversource Energy 1.650%, 08/15/2030	454,000	347,775
Exelon Corp. 5.600%, 03/15/2053	197,000	179,200
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	228,249
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	439,000	343,800
Metropolitan Edison Company
4.300%, 01/15/2029 (D)	470,000	436,584
5.200%, 04/01/2028 (D)	449,000	438,006
MidAmerican Energy Company
2.700%, 08/01/2052	346,000	195,984
5.350%, 01/15/2034	359,000	354,219
5.850%, 09/15/2054	120,000	118,305
Mississippi Power Company
3.100%, 07/30/2051	479,000	283,882
4.250%, 03/15/2042	204,000	157,642
NSTAR Electric Company 3.100%, 06/01/2051	246,000	153,595
Pacific Gas & Electric Company
2.100%, 08/01/2027	214,000	182,985
3.950%, 12/01/2047	933,000	597,341
4.200%, 06/01/2041	232,000	162,980
4.500%, 07/01/2040	137,000	101,942
4.750%, 02/15/2044	134,000	98,968
4.950%, 07/01/2050	1,277,000	951,836
6.100%, 01/15/2029	295,000	288,133
PacifiCorp 5.500%, 05/15/2054	477,000	404,551
PECO Energy Company 2.850%, 09/15/2051	482,000	285,280
Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	389,000	349,036
5.150%, 03/30/2026 (D)	301,000	295,354
Public Service Company of Oklahoma 3.150%, 08/15/2051	270,000	162,904
Public Service Electric & Gas Company
1.900%, 08/15/2031	682,000	529,291
2.050%, 08/01/2050	111,000	56,684
2.700%, 05/01/2050	186,000	110,202
5.200%, 08/01/2033	737,000	719,791
5.450%, 08/01/2053	47,000	44,780
Southern California Edison Company 4.125%, 03/01/2048	301,000	222,878
Virginia Electric & Power Company
2.950%, 11/15/2051	400,000	237,819
5.450%, 04/01/2053	136,000	123,662
		16,134,883
TOTAL CORPORATE BONDS (Cost $200,285,033)		$185,279,940

41

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	$285,000	$170,130
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	840,533
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	784,815
Ohio State University 4.800%, 06/01/2111	464,000	385,837
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	470,399
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,651,714
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.3%
Commercial and residential – 2.7%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	118,055	107,019
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	75,268	68,826
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	469,964	361,239
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	204,262	194,795
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	312,564	288,279
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.147%, 09/15/2036 (A)(D)	2,021,000	1,966,460
Series 2021-XL2, Class A (1 month CME Term SOFR + 0.803%), 6.135%, 10/15/2038 (A)(D)	781,148	763,011
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	215,562	205,105
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	634,497	479,908
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	672,189	515,894
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (F)	182,093	181,492
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	712,621
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	363,680	350,470
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month CME Term SOFR + 0.869%) 6.202%, 10/15/2038 (A)(D)	786,984	768,208
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	964,901
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	315,612	300,904
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	763,387
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	$424,772	$411,615
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A4, 4.199%, 01/15/2047	115,525	113,387
Series 2014-C23, Class A4, 3.670%, 09/15/2047	274,149	268,623
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,066,104	1,029,346
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	503,500
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	39,151	39,052
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	198,000	183,602
Med Trust Series 2021-MDLN, Class A (1 month CME Term SOFR + 1.064%) 6.396%, 11/15/2038 (A)(D)	1,266,920	1,235,123
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	265,368	215,827
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	557,000	431,090
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	130,922	120,637
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month CME Term SOFR + 0.864%) 6.184%, 05/25/2055 (A)(D)	1,636,267	1,629,151
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	45,660	42,192
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	196,224	180,867
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	177,836	155,490
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	227,098	196,211
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	602,952	494,283
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter), 2.642%, 11/25/2059 (D)	214,412	204,130
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	83,465	79,854
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	74,945	73,116
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	298,763	248,483
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	578,451	482,058
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	438,518	363,545

42

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	$556,694	$419,805
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	1,304,630	1,022,910
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	625,042	520,734
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	597,158	491,517
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	238,757	211,984
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	264,913	231,612
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	188,764	165,887
		20,758,150
U.S. Government Agency – 11.6%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	938,695	821,376
Series 271, Class F5 (1 month SOFR + 0.614%), 5.928%, 08/15/2042 (A)	281,784	273,016
Series 272, Class F1 (1 month SOFR + 0.614%), 5.928%, 08/15/2042 (A)	443,355	429,655
Series 280, Class F1 (1 month SOFR + 0.614%), 5.928%, 09/15/2042 (A)	452,886	438,772
Series 3924, Class NC, 4.000%, 09/15/2041	445,085	415,998
Series 4047, Class CX, 3.500%, 05/15/2042	812,000	708,023
Series 4091, Class EX, 3.375%, 07/15/2042	294,997	263,867
Series 4117, Class HB, 2.500%, 10/15/2042	279,000	230,194
Series 4122, Class FP (1 month SOFR + 0.514%), 5.828%, 10/15/2042 (A)	329,733	318,535
Series 4205, Class PA, 1.750%, 05/15/2043	304,788	249,228
Series 4240, Class FA (1 month SOFR + 0.614%), 5.928%, 08/15/2043 (A)	830,164	803,480
Series 4248, Class FT (1 month SOFR + 0.614%), 5.928%, 09/15/2043 (A)	286,756	278,599
Series 4286, Class VF (1 month SOFR + 0.564%), 5.878%, 12/15/2043 (A)	608,226	589,395
Series 4446, Class CP, 2.250%, 03/15/2045	386,566	326,579
Series 4582, Class HA, 3.000%, 09/15/2045	1,456,202	1,307,213
Series 4614, Class FG (1 month SOFR + 0.614%), 5.928%, 09/15/2046 (A)	329,161	317,575
Series 4628, Class KF (1 month SOFR + 0.614%), 5.928%, 01/15/2055 (A)	412,211	392,655
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4631, Class FA (1 month SOFR + 0.614%), 5.928%, 11/15/2046 (A)	$549,453	$530,183
Series 4719, Class LA, 3.500%, 09/15/2047	412,840	368,448
Series 4719, Class LM, 3.000%, 09/15/2047	321,883	277,716
Series 4742, Class PA, 3.000%, 10/15/2047	817,512	711,726
Series 4793, Class FD (1 month SOFR + 0.414%), 5.728%, 06/15/2048 (A)	125,694	119,845
Series 4826, Class KF (1 month SOFR + 0.414%), 5.728%, 09/15/2048 (A)	261,280	250,244
Series 4857, Class JA, 3.350%, 01/15/2049	1,318,006	1,210,261
Series 4880, Class DA, 3.000%, 05/15/2050	626,390	547,468
Series 4903, Class NF (1 month SOFR + 0.514%), 5.829%, 08/25/2049 (A)	254,860	245,820
Series 4927, Class BG, 3.000%, 11/25/2049	554,870	481,254
Series 4937, Class MD, 2.500%, 10/25/2049	559,798	473,321
Series 4941, Class GA, 2.000%, 12/15/2047	317,818	255,278
Series 4979, Class UC, 1.500%, 06/25/2050	1,037,911	804,431
Series 4993, Class KF (1 month SOFR + 0.564%), 5.879%, 07/25/2050 (A)	2,310,084	2,204,570
Series 5004, Class FM (1 month SOFR + 0.464%), 5.779%, 08/25/2050 (A)	490,434	464,153
Series 5020, Class ET, 3.500%, 10/25/2050	460,235	403,915
Series 5091, Class AB, 1.500%, 03/25/2051	986,984	757,395
Series 5116, Class PB, 2.250%, 02/25/2051	589,216	481,108
Series 5118, Class CA, 1.500%, 10/15/2033	474,000	399,758
Series 5119, Class AB, 1.500%, 08/25/2049	433,336	330,525
Series 5119, Class QF (1 month SOFR + 0.200%), 5.515%, 06/25/2051 (A)	700,114	654,878
Series 5143, Class GA, 2.000%, 06/25/2049	350,603	272,569
Series 5156, Class DC, 2.000%, 09/25/2051	622,565	509,887
Series 5159, Class UA, 2.500%, 12/25/2048	614,159	520,006
Series 5178, Class TP, 2.500%, 04/25/2049	768,897	643,934
Series 5182, Class D, 2.500%, 11/25/2043	2,390,545	2,098,216
Series 5182, Class M, 2.500%, 05/25/2049	482,793	405,721

43

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5184, Class AB, 2.500%, 05/25/2048	$352,514	$298,941
Series 5194, Class G, 2.500%, 01/25/2051	698,052	558,386
Series 5201, Class CA, 2.500%, 07/25/2048	709,071	608,842
Series 5202, Class BH, 2.000%, 12/25/2047	384,589	335,792
Series 5202, Class LA, 2.500%, 05/25/2049	697,716	588,156
Series 5203, Class G, 2.500%, 11/25/2048	310,416	260,520
Series 5207, Class PA, 3.000%, 06/25/2051	746,404	634,549
Series 5217, Class CD, 2.500%, 07/25/2049	594,314	524,955
Series 5220, Class QK, 3.500%, 09/25/2050	1,108,773	1,015,376
Series 5300, Class C, 2.000%, 09/25/2047	961,370	862,310
Series 5335, Class FB (1 month SOFR + 0.814%), 6.128%, 10/15/2039 (A)	965,069	964,844
Series 5338, Class FH (1 month SOFR + 0.414%), 5.728%, 04/15/2045 (A)	932,687	898,689
Series KG08, Class A2, 4.134%, 05/25/2033 (F)	956,000	873,269
Federal National Mortgage Association
Series 2012-111, Class FC (1 month SOFR + 0.514%), 5.829%, 10/25/2042 (A)	367,925	357,962
Series 2012-133, Class JF (1 month SOFR + 0.464%), 5.779%, 12/25/2042 (A)	378,017	364,233
Series 2012-151, Class NX, 1.500%, 01/25/2043	322,643	262,014
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,069,978	926,615
Series 2013-15, Class FA (1 month SOFR + 0.464%), 5.779%, 03/25/2043 (A)	454,644	437,937
Series 2013-43, Class BP, 1.750%, 05/25/2043	379,523	311,421
Series 2014-25, Class EL, 3.000%, 05/25/2044	425,644	368,177
Series 2014-74, Class PC, 2.500%, 06/25/2044	347,393	312,790
Series 2015-20, Class EF (1 month SOFR + 0.464%), 5.779%, 04/25/2045 (A)	1,048,114	1,006,264
Series 2015-26, Class GF (1 month SOFR + 0.414%), 5.729%, 05/25/2045 (A)	659,648	634,577
Series 2015-32, Class FA (1 month SOFR + 0.414%), 5.729%, 05/25/2045 (A)	401,322	384,111
Series 2015-48, Class FB (1 month SOFR + 0.414%), 5.729%, 07/25/2045 (A)	493,536	472,794
Series 2015-8, Class AP, 2.000%, 03/25/2045	771,155	649,877
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-84, Class PA, 1.700%, 08/25/2033	$1,248,666	$1,113,617
Series 2016-19, Class FD (1 month SOFR + 0.514%), 5.829%, 04/25/2046 (A)	1,473,909	1,448,336
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,287,369	1,137,215
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,570,308	2,053,739
Series 2017-13, Class PA, 3.000%, 08/25/2046	505,733	447,107
Series 2017-78, Class FC (1 month SOFR + 0.464%), 5.779%, 10/25/2047 (A)	481,589	462,486
Series 2018-14, Class KC, 3.000%, 03/25/2048	844,632	767,720
Series 2018-38, Class MA, 3.300%, 06/25/2048	646,266	590,716
Series 2018-64, Class A, 3.000%, 09/25/2048	426,168	359,730
Series 2018-8, Class KL, 2.500%, 03/25/2047	446,925	374,733
Series 2018-85, Class EA, 3.500%, 12/25/2048	357,277	327,286
Series 2019-15, Class FA (1 month SOFR + 0.614%), 5.929%, 04/25/2049 (A)	254,302	245,759
Series 2019-25, Class PA, 3.000%, 05/25/2048	817,424	722,042
Series 2019-41, Class FG (1 month SOFR + 0.614%), 5.929%, 08/25/2059 (A)	610,594	583,577
Series 2019-43, Class FC (1 month SOFR + 0.514%), 5.829%, 08/25/2049 (A)	507,884	489,175
Series 2019-67, Class FB (1 month SOFR + 0.564%), 5.879%, 11/25/2049 (A)	251,444	242,354
Series 2020-34, Class F (1 month SOFR + 0.564%), 5.879%, 06/25/2050 (A)	350,453	336,122
Series 2020-45, Class JL, 3.000%, 07/25/2040	871,472	758,370
Series 2020-48, Class AB, 2.000%, 07/25/2050	407,227	321,581
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,226,677	976,384
Series 2020-59, Class NC, 3.000%, 08/25/2040	525,038	460,882
Series 2021-22, Class MN, 2.750%, 10/25/2050	588,168	492,544
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,712,993	1,301,324
Series 2021-42, Class AC, 2.000%, 02/25/2051	478,137	388,643
Series 2021-73, Class A, 2.500%, 11/25/2049	612,681	508,226
Series 2021-78, Class ND, 1.500%, 11/25/2051	944,713	738,714
Series 2021-78, Class PA, 2.500%, 11/25/2051	548,864	456,598

44

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-86, Class MA, 2.500%, 11/25/2047	$1,015,137	$868,186
Series 2021-91, Class AB, 2.500%, 09/25/2049	587,678	489,190
Series 2022-11, Class A, 2.500%, 07/25/2047	1,511,667	1,311,581
Series 2022-28, Class CA, 2.000%, 01/25/2048	568,448	494,758
Series 2022-3, Class N, 2.000%, 10/25/2047	1,691,300	1,403,950
Series 2023-37, Class FH (1 month SOFR + 0.514%), 5.829%, 01/25/2050 (A)	1,017,911	982,698
Series 2023-38, Class FC (1 month SOFR + 0.664%), 5.979%, 06/25/2040 (A)	656,885	647,181
Series 414, Class A35, 3.500%, 10/25/2042	1,032,759	927,987
Government National Mortgage Association
Series 2012-141, Class WA, 4.516%, 11/16/2041 (F)	166,996	157,181
Series 2013-152, Class HA, 2.500%, 06/20/2043	555,793	492,350
Series 2014-181, Class L, 3.000%, 12/20/2044	334,000	287,856
Series 2015-144, Class CA, 2.500%, 10/20/2045	575,843	485,386
Series 2015-161, Class GF (1 month CME Term SOFR + 0.414%), 5.739%, 11/20/2045 (A)	311,515	299,568
Series 2016-93, Class AB, 1.750%, 07/20/2044	611,333	470,368
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,326,976	1,153,799
Series 2017-167, Class BQ, 2.500%, 08/20/2044	439,284	391,794
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	354,785
Series 2021-227, Class E, 2.500%, 07/20/2050	2,438,964	2,023,216
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,182,369	937,718
Series 2021-27, Class BD, 5.000%, 02/20/2051	481,911	461,715
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	628,755	594,051
Series 2021-27, Class NT, 5.000%, 02/20/2051	494,117	458,656
Series 2021-27, Class Q, 5.000%, 02/20/2051	437,068	407,009
Series 2021-8, Class CY, 5.000%, 01/20/2051	442,773	427,291
Series 2022-107, Class C, 2.500%, 06/20/2051	2,063,944	1,678,434
Series 2022-153, Class KA, 4.000%, 12/20/2049	592,312	558,624
Series 2022-191, Class B, 4.000%, 06/20/2041	2,382,000	2,134,417
Series 2022-191, Class BY, 4.000%, 08/20/2041	2,598,000	2,332,603
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-197, Class LF (1 month SOFR + 0.700%), 6.014%, 11/20/2052 (A)	$1,857,013	$1,807,467
Series 2022-205, Class A, 2.000%, 09/20/2051	751,201	567,195
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,323,647	1,124,602
Series 2022-5, Class BA, 2.000%, 10/20/2049	2,596,281	2,113,592
Series 2022-50, Class DC, 2.500%, 08/20/2051	612,116	516,865
Series 2022-66, Class CG, 3.500%, 04/20/2052	1,211,109	1,114,056
Series 2022-84, Class A, 2.500%, 01/20/2052	611,230	499,867
		88,581,167
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $117,715,543)		$109,339,317
ASSET BACKED SECURITIES – 10.4%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	331,000	327,895
American Express Credit Account Master Trust Series 2023-1, Class A 4.870%, 05/15/2028	746,000	736,693
Americredit Automobile Receivables Trust Series 2023-2, Class A3 5.810%, 05/18/2028	599,000	599,262
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	633,000	622,074
Series 2023-1, Class A3 5.620%, 11/18/2027	295,000	293,959
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	494,000	462,881
Series 2023-4A, Class A 5.490%, 06/20/2029 (D)	1,261,000	1,227,000
Series 2023-6A, Class A 5.810%, 12/20/2029 (D)	548,000	539,165
BA Credit Card Trust Series 2023-A1, Class A1 4.790%, 05/15/2028	238,000	234,562
BMW Vehicle Lease Trust Series 2023-1, Class A4 5.070%, 06/25/2026	457,000	452,147
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.490%, 05/15/2027	883,000	853,051
Series 2023-A1, Class A 4.420%, 05/15/2028	754,000	735,435
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3 4.870%, 02/15/2028	1,891,000	1,862,140

45

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	$416,000	$399,577
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 7.084%, 11/26/2046 (A)(D)	285,297	286,263
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	211,186	198,640
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	370,648	340,587
Discover Card Execution Note Trust
Series 2023-A1, Class A 4.310%, 03/15/2028	1,497,000	1,457,146
Series 2023-A2, Class A 4.930%, 06/15/2028	2,632,000	2,599,809
Enterprise Fleet Financing LLC Series 2023-1, Class A3 5.420%, 10/22/2029 (D)	560,000	551,671
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	1,186,000	1,114,549
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	296,466
Series 2023-1, Class A 4.850%, 08/15/2035 (D)	794,000	769,027
Series 2023-2, Class A 5.280%, 02/15/2036 (D)	1,359,000	1,338,416
Series 2023-A, Class A3 4.650%, 02/15/2028	1,281,000	1,256,991
Ford Credit Floorplan Master Owner Trust A Series 2023-1, Class A1 4.920%, 05/15/2028 (D)	1,169,000	1,147,128
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	416,000	410,154
Series 2023-3, Class A3 5.380%, 11/20/2026	778,000	774,926
Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	262,801
GM Financial Consumer Automobile Receivables Trust Series 2022-4, Class A3 4.820%, 08/16/2027	510,000	503,174
GM Financial Revolving Receivables Trust
Series 2022-1, Class A 5.910%, 10/11/2035 (D)	786,000	791,563
Series 2023-1, Class A 5.120%, 04/11/2035 (D)	207,000	203,302
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1 5.340%, 06/15/2028 (D)	793,000	785,949
Hertz Vehicle Financing LLC
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	711,000	666,178
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	735,000	704,526
Series 2023-2A, Class A 5.570%, 09/25/2029 (D)	1,513,000	1,472,975
Series 2023-4A, Class A 6.150%, 03/25/2030 (D)	877,000	873,910
Honda Auto Receivables Owner Trust Series 2023-1, Class A3 5.040%, 04/21/2027	1,333,000	1,319,478
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	$661,000	$650,430
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	447,000	446,574
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	505,558
Series 2022-A, Class A3 2.220%, 10/15/2026	1,004,000	971,535
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	319,164
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	584,109
Series 2023-B, Class A3 5.480%, 04/17/2028	338,000	337,503
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3 4.740%, 01/15/2027	891,000	876,823
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	689,114
Series 2023-1, Class A4 4.310%, 04/16/2029	538,000	520,201
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 7.047%, 10/15/2031 (A)(D)	303,049	303,551
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.597%, 12/15/2045 (A)(D)	200,457	201,571
Navient Private Education Refi Loan Trust
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	17,610	17,359
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	498,975	477,188
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	401,587	380,400
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	989,176	910,211
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	551,342	505,710
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	366,173	332,030
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	95,363	84,927
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	385,060	340,875
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	225,300	194,041
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	936,879	795,871
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,279,993	1,071,298
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	804,119	670,306
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	200,020	168,823
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	1,953,648	1,685,963
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	774,716	732,424
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	893,676	762,390

46

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month SOFR + 0.442%) 5.496%, 10/27/2036 (A)	$574,037	$562,569
Series 2004-4, Class A5 (3 month SOFR + 0.422%) 5.476%, 01/25/2037 (A)	479,808	473,334
Series 2005-1, Class A5 (3 month SOFR + 0.372%) 5.426%, 10/25/2033 (A)	1,784,016	1,747,399
Series 2005-2, Class A5 (3 month SOFR + 0.362%) 5.603%, 03/23/2037 (A)	1,708,618	1,673,848
Series 2005-3, Class A5 (3 month SOFR + 0.382%) 5.623%, 12/24/2035 (A)	1,179,437	1,157,485
Series 2005-4, Class A4 (3 month SOFR + 0.442%) 5.683%, 03/22/2032 (A)	312,871	303,467
Nissan Auto Lease Trust
Series 2023-B, Class A3 5.690%, 07/15/2026	1,528,000	1,525,423
Series 2023-B, Class A4 5.610%, 11/15/2027	585,000	583,806
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	404,285
Series 2023-A, Class A4 4.850%, 06/17/2030	312,000	306,997
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	615,000	606,553
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	293,937
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	905,047	897,727
Series 2022-3, Class A3 3.400%, 12/15/2026	435,312	430,936
Series 2022-4, Class A3 4.140%, 02/16/2027	838,502	830,911
Series 2022-5, Class A3 4.110%, 08/17/2026	644,529	640,193
Series 2022-6, Class A3 4.490%, 11/16/2026	1,551,000	1,539,398
Series 2022-7, Class A3 5.750%, 04/15/2027	354,000	352,644
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	45,055	43,636
Series 2016-B, Class A2B (1 month CME Term SOFR + 1.564%) 6.897%, 02/17/2032 (A)(D)	17,700	17,705
Series 2016-C, Class A2B (1 month CME Term SOFR + 1.214%) 6.547%, 09/15/2034 (A)(D)	119,763	119,914
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	107,268	102,749
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	667,383	591,613
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	1,831,920	1,623,365
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	1,168,346	998,845
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	402,343	355,054
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	$782,832	$696,771
Series 2023-B, Class A1B (1 month SOFR + 1.800%) 7.113%, 10/16/2056 (A)(D)	734,097	738,662
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	18,947	18,049
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	78,500	70,038
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	278,604	232,856
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	654,638	538,113
Synchrony Card Funding LLC
Series 2022-A2, Class A 3.860%, 07/15/2028	467,000	452,481
Series 2023-A1, Class A 5.540%, 07/15/2029	2,401,000	2,396,827
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	656,000	646,959
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	378,310
Series 2023-A, Class A4 4.420%, 08/15/2028	506,000	492,333
Series 2023-B, Class A3 4.710%, 02/15/2028	772,000	756,702
Series 2023-C, Class A3 5.160%, 04/17/2028	1,222,000	1,211,774
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	577,000	545,646
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	1,226,000	1,180,854
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	765,000	739,455
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,148,869
Series 2023-2, Class A 4.890%, 04/13/2028	432,000	426,467
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	1,969,485
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	853,000	844,058
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	721,922	720,765
TOTAL ASSET BACKED SECURITIES (Cost $82,568,471)		$79,396,686

47

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 5.2943% (G)(H)	20,647	$206,383
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (G)	24,301,760	24,301,760
TOTAL SHORT-TERM INVESTMENTS (Cost $24,508,167)		$24,508,143
Total Investments (Core Bond Trust) (Cost $894,971,095) – 108.4%		$827,315,697
Other assets and liabilities, net – (8.4%)		(64,089,495)
TOTAL NET ASSETS – 100.0%		$763,226,202
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $202,093.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Austria - 0.9%
ANDRITZ AG	52,136	$2,627,270
Belgium - 0.4%
Azelis Group NV	59,113	1,166,896
Bermuda - 2.2%
Everest Group, Ltd.	12,949	4,812,755
RenaissanceRe Holdings, Ltd.	7,825	1,548,724
		6,361,479
Brazil - 1.0%
Banco do Brasil SA	294,500	2,764,224
Canada - 8.4%
Allied Gold Corp. (A)	233,466	814,746
Cenovus Energy, Inc.	460,447	9,586,925
Kinross Gold Corp.	751,336	3,424,090
MEG Energy Corp. (A)	110,169	2,143,763
Suncor Energy, Inc.	79,732	2,741,971
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Teck Resources, Ltd., Class B	129,166	$5,559,392
		24,270,887
China - 1.0%
Alibaba Group Holding, Ltd. (A)	255,100	2,765,842
Finland - 1.7%
Fortum OYJ	185,349	2,149,502
Metso OYJ	104,580	1,096,717
Nordea Bank ABP (Nasdaq Stockholm Exchange)	158,034	1,732,642
		4,978,861
France - 9.4%
Airbus SE	17,172	2,298,446
AXA SA	139,009	4,124,240
Capgemini SE	14,493	2,528,939
Imerys SA	40,222	1,187,051
Kering SA	4,008	1,821,087
Rexel SA	133,300	2,986,717
Sanofi	54,226	5,822,531
SPIE SA	75,623	2,194,712
STMicroelectronics NV	62,621	2,700,410
Technip Energies NV	50,393	1,251,185
		26,915,318
Germany - 5.0%
Allianz SE	11,449	2,724,590
Commerzbank AG	388,442	4,408,565
Daimler Truck Holding AG	71,666	2,481,382
Infineon Technologies AG	35,607	1,179,331
Siemens AG	25,728	3,676,757
		14,470,625
Greece - 0.6%
Hellenic Telecommunications Organization SA	116,746	1,702,811
India - 1.3%
HDFC Bank, Ltd., ADR	61,146	3,608,225
Ireland - 3.8%
CRH PLC (London Stock Exchange)	110,726	6,104,818
Ryanair Holdings PLC, ADR (A)	49,254	4,787,981
		10,892,799
Italy - 0.5%
Iveco Group NV (A)	153,680	1,431,591
Japan - 15.9%
Asahi Group Holdings, Ltd.	185,300	6,921,801
Chugai Pharmaceutical Company, Ltd.	65,600	2,022,714
KDDI Corp. (B)	163,600	5,007,874
Komatsu, Ltd.	90,900	2,451,677
Mitsubishi Electric Corp.	110,600	1,366,404
Mitsubishi Heavy Industries, Ltd.	75,200	4,194,424
Panasonic Holdings Corp. (B)	323,300	3,649,337
Renesas Electronics Corp. (A)	257,700	3,936,358
Resona Holdings, Inc.	501,200	2,771,225
Sony Group Corp.	72,500	5,928,730
Sumitomo Mitsui Financial Group, Inc.	83,600	4,106,938
Suzuki Motor Corp.	80,200	3,225,725
		45,583,207
Jordan - 0.4%
Hikma Pharmaceuticals PLC	45,559	1,156,895
Luxembourg - 0.9%
Tenaris SA	167,404	2,644,307
Netherlands - 5.1%
Aalberts NV	53,191	1,940,858
ING Groep NV	298,838	3,938,705

48

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	126,932	$3,825,691
Stellantis NV	257,070	4,925,682
		14,630,936
Singapore - 2.2%
Genting Singapore, Ltd.	2,480,500	1,531,308
United Overseas Bank, Ltd.	232,000	4,832,122
		6,363,430
South Korea - 2.9%
Hana Financial Group, Inc.	64,403	2,017,649
Samsung Electronics Company, Ltd.	123,565	6,246,722
		8,264,371
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	449,664	3,639,100
Bankinter SA (B)	367,877	2,340,430
		5,979,530
Sweden - 0.4%
Svenska Handelsbanken AB, A Shares	142,913	1,271,625
Switzerland - 7.2%
Glencore PLC	569,160	3,241,108
Novartis AG	94,691	9,670,663
Swiss Re AG	32,621	3,350,189
The Swatch Group AG, Bearer Shares	8,034	2,057,685
UBS Group AG	91,135	2,244,855
		20,564,500
United Kingdom - 24.2%
AstraZeneca PLC	60,868	8,210,200
BAE Systems PLC	345,045	4,192,959
Beazley PLC	542,938	3,650,899
BP PLC	932,379	6,010,091
Coca-Cola Europacific Partners PLC	81,727	5,106,303
CVS Group PLC	50,873	1,009,975
Endeavour Mining PLC	80,089	1,569,644
Ferroglobe PLC (A)	277,423	1,442,600
Future PLC (B)	127,994	1,382,420
IMI PLC	159,980	3,044,346
Inchcape PLC	158,282	1,457,855
Informa PLC	306,110	2,795,253
JD Sports Fashion PLC	1,617,120	2,937,564
NatWest Group PLC	1,302,193	3,725,020
Nomad Foods, Ltd. (A)	114,775	1,746,876
Reckitt Benckiser Group PLC	62,802	4,428,870
Shell PLC	196,537	6,229,125
SSE PLC	224,261	4,394,722
Tesco PLC	1,004,997	3,232,579
WH Smith PLC	183,491	2,995,940
		69,563,241
United States - 0.7%
Booking Holdings, Inc. (A)	687	2,118,674
TOTAL COMMON STOCKS (Cost $271,608,093)		$282,097,544
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 4.5%
Fidelity Government Portfolio, Institutional Class, 5.2686% (C)	3,375,341	3,375,341
John Hancock Collateral Trust, 5.2943% (C)(D)	944,172	9,437,661
TOTAL SHORT-TERM INVESTMENTS (Cost $12,813,774)		$12,813,002
Total Investments (Disciplined Value International Trust) (Cost $284,421,867) - 102.7%		$294,910,546
Other assets and liabilities, net - (2.7%)		(7,668,006)
TOTAL NET ASSETS - 100.0%		$287,242,540
Disciplined Value International Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $8,957,552.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Australia - 0.0%
MMG, Ltd. (A)	184,000	$56,021
Belgium - 0.0%
Titan Cement International SA	2,489	46,527
Brazil - 2.9%
Anima Holding SA (A)	24,800	15,147
Atacadao SA	7,800	13,811
Banco ABC Brasil SA (A)	512	2,022
Banco Bradesco SA	77,625	195,508
Banco do Brasil SA	57,415	538,906
Banco Santander Brasil SA	21,018	108,925
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	26,283
BRF SA (A)	57,162	115,881
Brisanet Participacoes SA	16,300	11,415
Camil Alimentos SA	10,600	16,217
Cia Brasileira de Aluminio	14,963	13,604
Cia Brasileira de Distribuicao (A)	15,747	10,965
Cia Siderurgica Nacional SA	42,185	101,884
Cia Siderurgica Nacional SA, ADR	9,153	21,876
Cogna Educacao SA (A)	86,874	45,973
Construtora Tenda SA (A)	4,718	12,324
Cruzeiro do Sul Educacional SA	10,800	9,003
Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,623	139,620
Dexco SA	27,870	42,693
Diagnosticos da America SA	4,693	11,549
Embraer SA (A)	67,674	231,838
Empreendimentos Pague Menos S/A	17,964	10,436
Enauta Participacoes SA	16,860	60,375
Eternit SA	4,300	6,904
Even Construtora e Incorporadora SA	19,800	24,304
Ez Tec Empreendimentos e Participacoes SA	8,609	32,233
Gerdau SA, ADR	21,735	103,676
Grupo Casas Bahia SA (A)	192,639	24,144
Grupo de Moda Soma SA	25,800	34,133
Guararapes Confeccoes SA (A)	10,200	10,714
Hapvida Participacoes e Investimentos SA (A)(B)	282,026	263,704
International Meal Company Alimentacao SA (A)	26,670	10,240
Iochpe Maxion SA	11,411	31,101
IRB Brasil Resseguros SA (A)	3,263	28,563
Jalles Machado SA	250	426
Jalles Machado SA, Rights Offering	7,900	13,453
JBS SA	60,990	219,011
JHSF Participacoes SA	28,427	26,920
Lavvi Empreendimentos Imobiliarios SA	21,300	31,993
Marisa Lojas SA (A)	19,338	2,308
MRV Engenharia e Participacoes SA (A)	37,563	79,736
Multilaser Industrial SA (A)	20,600	11,311
Natura & Company Holding SA (A)	63,132	182,869

49

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Petroleo Brasileiro SA	380,053	$2,864,829
Positivo Tecnologia SA	9,000	12,892
Romi SA	6,244	15,068
Sao Carlos Empreendimentos e Participacoes SA (A)	5,205	27,130
TIM SA	76,910	227,828
Trisul SA	13,137	14,008
Tupy SA	9,951	53,828
Usinas Siderurgicas de Minas Gerais SA	14,738	20,348
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,000	23,883
YDUQS Participacoes SA	12,275	48,523
Zamp SA (A)	11,800	14,390
		6,216,725
Canada - 0.0%
China Gold International Resources Corp., Ltd.	15,600	68,055
Chile - 0.6%
Banco de Credito e Inversiones SA	915	23,423
Camanchaca SA	214,992	11,613
CAP SA	5,458	35,406
Cementos BIO BIO SA	16,447	12,402
Cencosud SA	108,062	204,827
Cia Sud Americana de Vapores SA	687,612	41,223
Cristalerias de Chile SA	3,626	11,996
Empresa Nacional de Telecomunicaciones SA	15,564	52,348
Empresas CMPC SA	68,140	125,483
Empresas COPEC SA	25,772	182,663
Empresas Hites SA	46,731	4,997
Enel Americas SA (A)	922,076	105,858
Falabella SA	34,807	77,775
Grupo Security SA	147,513	34,369
Inversiones Aguas Metropolitanas SA	42,648	32,097
Masisa SA (A)	321,066	6,113
PAZ Corp. SA	16,523	10,036
Ripley Corp. SA	137,631	25,906
Salfacorp SA	67,149	30,823
Sigdo Koppers SA	50,989	68,892
SMU SA	245,031	43,003
Sociedad Matriz SAAM SA	476,922	52,559
Socovesa SA	113,429	12,755
SONDA SA	24,563	11,211
		1,217,778
China - 22.4%
360 Security Technology, Inc., Class A (A)	16,800	22,622
361 Degrees International, Ltd.	119,000	60,043
3SBio, Inc. (A)(B)	146,500	122,353
AAC Technologies Holdings, Inc.	79,500	135,586
Addsino Company, Ltd., Class A	9,800	11,547
Agile Group Holdings, Ltd. (A)	157,000	18,540
Agricultural Bank of China, Ltd., H Shares	1,798,000	668,612
Alibaba Group Holding, Ltd. (A)	268,800	2,914,380
A-Living Smart City Services Company, Ltd. (A)(B)	58,250	32,795
Allmed Medical Products Company, Ltd., Class A	6,100	8,431
Aluminum Corp. of China, Ltd., H Shares	372,000	206,935
Angang Steel Company, Ltd., H Shares	167,800	41,848
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Anhui Conch Cement Company, Ltd., H Shares	113,000	$298,960
Anhui Construction Engineering Group Company, Ltd., Class A	14,900	10,036
Anhui Guangxin Agrochemical Company, Ltd., Class A	6,272	17,263
Anhui Jinhe Industrial Company, Ltd., Class A	10,200	32,105
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	11,722
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	15,280
Anton Oilfield Services Group (A)	284,000	15,685
Aoshikang Technology Company, Ltd., Class A (A)	4,600	20,336
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,200	20,037
Asia Cement China Holdings Corp.	65,000	21,784
AsiaInfo Technologies, Ltd. (B)	18,800	21,054
Avary Holding Shenzhen Company, Ltd., Class A	8,600	24,018
AVIC Industry-Finance Holdings Company, Ltd., Class A	40,100	19,352
AviChina Industry & Technology Company, Ltd., H Shares	230,000	108,909
BAIC Motor Corp., Ltd., H Shares (B)	207,000	62,419
Baidu, Inc., ADR (A)	11,954	1,606,020
Baidu, Inc., Class A (A)	3,350	56,383
BAIOO Family Interactive, Ltd. (B)	126,000	4,260
Bank of Beijing Company, Ltd., Class A	90,000	57,098
Bank of Changsha Company, Ltd., Class A	41,600	46,792
Bank of Chengdu Company, Ltd., Class A	28,200	53,319
Bank of China, Ltd., H Shares	5,394,694	1,879,394
Bank of Chongqing Company, Ltd., H Shares	69,500	36,316
Bank of Communications Company, Ltd., H Shares	485,876	293,462
Bank of Guiyang Company, Ltd., Class A	19,600	15,035
Bank of Hangzhou Company, Ltd., Class A	38,900	59,615
Bank of Jiangsu Company, Ltd., Class A	99,100	97,650
Bank of Nanjing Company, Ltd., Class A	67,500	74,486
Bank of Ningbo Company, Ltd., Class A	36,960	136,673
Bank of Shanghai Company, Ltd., Class A	57,000	48,188
Bank of Suzhou Company, Ltd., Class A	21,010	19,853
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	15,679
Baoshan Iron & Steel Company, Ltd., Class A	116,100	97,012
Baoye Group Company, Ltd., H Shares (A)	22,000	11,496
Baozun, Inc., Class A (A)	1,300	1,316
BBMG Corp., H Shares	220,000	22,686
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	19,473
Beijing Capital International Airport Company, Ltd., H Shares (A)	188,000	86,944
Beijing Dabeinong Technology Group Company, Ltd., Class A	18,200	16,837

50

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Easpring Material Technology Company, Ltd., Class A	2,900	$16,782
Beijing Enlight Media Company, Ltd., Class A	14,200	16,761
Beijing GeoEnviron Engineering & Technology, Inc., Class A	7,200	9,289
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	19,233
Beijing Jingyuntong Technology Company, Ltd., Class A (A)	11,700	7,834
Beijing New Building Materials PLC, Class A	12,300	50,782
Beijing North Star Company, Ltd., H Shares (A)	132,000	13,800
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	15,211
Beijing Originwater Technology Company, Ltd., Class A	3,551	2,497
Beijing Shougang Company, Ltd., Class A (A)	20,200	10,525
Beijing Shunxin Agriculture Company, Ltd., Class A (A)	3,700	11,763
Beijing Sinnet Technology Company, Ltd., Class A (A)	10,500	14,124
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	35,000	9,048
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	24,866
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	97,200	68,441
BGI Genomics Company, Ltd., Class A	2,400	17,154
Blue Sail Medical Company, Ltd., Class A	7,100	6,653
BOC International China Company, Ltd., Class A	8,800	13,805
BOE Technology Group Company, Ltd., Class A	205,200	108,651
Bohai Leasing Company, Ltd., Class A (A)	50,900	17,874
Bright Dairy & Food Company, Ltd., Class A	9,600	13,574
BTG Hotels Group Company, Ltd., Class A (A)	4,500	10,654
BYD Electronic International Company, Ltd.	23,500	106,760
Cabbeen Fashion, Ltd.	40,000	3,225
Caitong Securities Company, Ltd., Class A	33,670	36,450
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	8,538
Canmax Technologies Company, Ltd., Class A	4,900	17,318
CECEP Solar Energy Company, Ltd., Class A	34,200	27,156
CECEP Wind-Power Corp., Class A	25,480	11,413
Central China Management Company, Ltd.	113,732	5,139
Central China Real Estate, Ltd. (A)	118,093	1,618
Changjiang Securities Company, Ltd., Class A	20,700	16,567
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(B)	9,000	2,681
Chaowei Power Holdings, Ltd.	88,000	15,707
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	6,600	$14,378
Chengdu Wintrue Holding Company, Ltd., Class A	15,700	18,085
Chengtun Mining Group Company, Ltd., Class A (A)	12,000	7,705
Chengxin Lithium Group Company, Ltd., Class A	2,900	8,915
Chengzhi Company, Ltd., Class A	5,100	5,459
China BlueChemical, Ltd., H Shares	200,000	49,414
China Bohai Bank Company, Ltd., H Shares (A)(B)	291,000	42,612
China Cinda Asset Management Company, Ltd., H Shares	588,000	59,070
China CITIC Bank Corp., Ltd., H Shares	670,775	311,274
China Coal Energy Company, Ltd., H Shares	178,000	139,366
China Communications Services Corp., Ltd., H Shares	217,200	91,126
China Conch Environment Protection Holdings, Ltd. (A)	50,000	10,704
China Conch Venture Holdings, Ltd.	109,000	92,777
China Construction Bank Corp., H Shares	7,593,000	4,268,423
China CSSC Holdings, Ltd., Class A	14,900	56,926
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	122,000	19,604
China Dili Group (A)(C)	190,600	11,245
China Dongxiang Group Company, Ltd.	361,000	12,384
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	10,179
China Energy Engineering Corp., Ltd., H Shares	162,000	18,541
China Everbright Bank Company, Ltd., H Shares	248,000	74,276
China Feihe, Ltd. (B)	217,000	127,507
China Galaxy Securities Company, Ltd., H Shares	272,500	140,152
China Great Wall Securities Company, Ltd., Class A	11,800	13,471
China Greatwall Technology Group Company, Ltd., Class A	14,300	20,575
China Green Electricity Investment of Tianjin Company, Ltd., Class A	7,500	11,288
China Hanking Holdings, Ltd.	61,000	5,277
China Harmony Auto Holding, Ltd. (A)	105,500	9,523
China Hongqiao Group, Ltd.	249,000	242,470
China Huiyuan Juice Group, Ltd. (A)(C)	212,500	13,704
China International Marine Containers Group Company, Ltd., H Shares	97,050	55,786
China Jushi Company, Ltd., Class A	30,900	57,271
China Kepei Education Group, Ltd.	68,000	18,169
China Lesso Group Holdings, Ltd.	133,000	70,589
China Lilang, Ltd.	72,000	33,839
China Maple Leaf Educational Systems, Ltd. (A)(C)	222,000	9,072
China Meheco Company, Ltd., Class A	6,160	10,455
China Merchants Bank Company, Ltd., H Shares	308,500	1,280,771
China Merchants Energy Shipping Company, Ltd., Class A	49,800	43,907
China Merchants Property Operation & Service Company, Ltd., Class A	4,300	8,522
China Merchants Securities Company, Ltd., H Shares (B)	29,480	25,758

51

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	$33,387
China Minsheng Banking Corp., Ltd., H Shares	371,400	126,872
China Modern Dairy Holdings, Ltd.	171,000	16,770
China National Accord Medicines Corp., Ltd., Class A	2,730	11,859
China National Building Material Company, Ltd., H Shares	391,450	204,721
China National Chemical Engineering Company, Ltd., Class A	40,100	42,869
China National Medicines Corp., Ltd., Class A	3,200	14,566
China National Nuclear Power Company, Ltd., Class A	132,300	132,454
China New Higher Education Group, Ltd. (B)	88,000	24,034
China Nonferrous Mining Corp., Ltd.	42,000	26,850
China Oilfield Services, Ltd., H Shares	128,000	153,184
China Oriental Group Company, Ltd.	164,000	25,874
China Pacific Insurance Group Company, Ltd., H Shares	160,200	398,815
China Petroleum & Chemical Corp., H Shares	1,878,000	1,021,416
China Railway Group, Ltd., H Shares	313,000	160,969
China Railway Signal & Communication Corp., Ltd., H Shares (B)	111,000	35,341
China Reinsurance Group Corp., H Shares	554,000	33,473
China Renaissance Holdings, Ltd. (A)(B)(C)	12,000	5,013
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	15,084
China Resources Medical Holdings Company, Ltd.	103,000	67,400
China Resources Pharmaceutical Group, Ltd. (B)	166,500	110,309
China Risun Group, Ltd.	72,000	30,320
China Sanjiang Fine Chemicals Company, Ltd. (A)	105,000	12,973
China SCE Group Holdings, Ltd. (A)	229,200	8,882
China Shanshui Cement Group, Ltd. (A)	117,000	9,389
China Shenhua Energy Company, Ltd., H Shares	288,500	933,521
China Shineway Pharmaceutical Group, Ltd.	32,000	31,934
China Silver Group, Ltd. (A)	94,000	2,742
China South Publishing & Media Group Company, Ltd., Class A	14,900	24,504
China State Construction Engineering Corp., Ltd., Class A	265,600	201,786
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	10,415
China Taifeng Beddings Holdings, Ltd. (A)(C)	204,000	12,661
China Tower Corp., Ltd., H Shares (B)	3,970,000	379,255
China TransInfo Technology Company, Ltd., Class A (A)	9,500	15,576
China Tungsten And Hightech Materials Company, Ltd., Class A	11,180	14,301
China Vanke Company, Ltd., H Shares	137,592	151,349
China XLX Fertiliser, Ltd.	58,000	29,043
China Yongda Automobiles Services Holdings, Ltd.	101,000	38,988
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Yuhua Education Corp., Ltd. (A)(B)	162,000	$12,742
China Zheshang Bank Company, Ltd., H Shares	209,600	54,798
China Zhongwang Holdings, Ltd. (A)(C)	196,800	42,220
Chinasoft International, Ltd. (A)	182,000	129,108
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	10,628
Chongqing Changan Automobile Company, Ltd., Class A	34,190	63,372
Chongqing Rural Commercial Bank Company, Ltd., H Shares	156,000	57,457
Chow Tai Seng Jewellery Company, Ltd., Class A	3,700	8,982
CITIC Securities Company, Ltd., H Shares	117,525	237,258
CITIC, Ltd.	350,130	320,495
CMGE Technology Group, Ltd. (A)	30,000	5,111
CMST Development Company, Ltd., Class A	21,400	15,558
CNGR Advanced Material Company, Ltd., Class A	2,600	18,078
CNOOC Energy Technology & Services, Ltd., Class A	33,000	14,762
CNSIG Inner Mongolia Chemical Industry Company, Ltd., Class A	20,800	24,487
COFCO Biotechnology Company, Ltd., Class A	15,200	14,298
COFCO Joycome Foods, Ltd. (A)	202,000	44,512
Consun Pharmaceutical Group, Ltd.	19,000	12,312
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	47,061
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	72,000	78,376
COSCO SHIPPING Holdings Company, Ltd., H Shares	252,500	258,089
CPMC Holdings, Ltd.	76,000	56,468
CRRC Corp., Ltd., H Shares	45,000	21,685
CSG Holding Company, Ltd., Class A	13,900	10,762
CT Environmental Group, Ltd. (A)(C)	164,000	2,492
CTS International Logistics Corp., Ltd., Class A	8,000	7,790
Daan Gene Company, Ltd., Class A	10,300	13,778
Daqin Railway Company, Ltd., Class A	15,000	14,978
Dexin China Holdings Company, Ltd. (A)	66,000	1,455
DHC Software Company, Ltd., Class A	33,500	29,846
Dian Diagnostics Group Company, Ltd., Class A	2,300	7,408
Digital China Information Service Group Company, Ltd., Class A	7,800	12,499
Dong-E-E-Jiao Company, Ltd., Class A	2,100	14,136
Dongfang Electric Corp., Ltd., H Shares	18,600	20,587
Dongfeng Motor Group Company, Ltd., H Shares	76,000	29,897
Dongxing Securities Company, Ltd., Class A	12,000	13,415
Dongyue Group, Ltd.	91,000	68,149
Dynagreen Environmental Protection Group Company, Ltd., H Shares	75,000	22,579
East Group Company, Ltd., Class A	10,300	8,691
E-Commodities Holdings, Ltd.	200,000	36,917
Edvantage Group Holdings, Ltd.	39,378	11,685

52

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Everbright Securities Company, Ltd., H Shares (B)	25,600	$18,392
Fangda Carbon New Material Company, Ltd., Class A (A)	13,200	10,465
Fangda Special Steel Technology Company, Ltd., Class A (A)	8,800	5,703
FAW Jiefang Group Company, Ltd., Class A (A)	9,300	11,084
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	13,414
FIH Mobile, Ltd. (A)	306,000	26,091
FinVolution Group, ADR	6,795	33,839
First Capital Securities Company, Ltd., Class A	18,600	15,045
Fosun International, Ltd.	195,460	123,045
Founder Securities Company, Ltd., Class A	31,500	32,066
Foxconn Industrial Internet Company, Ltd., Class A	50,800	137,767
Fu Shou Yuan International Group, Ltd.	8,000	5,561
Fufeng Group, Ltd.	182,200	102,321
Fujian Funeng Company, Ltd., Class A	16,900	19,715
Fujian Sunner Development Company, Ltd., Class A	6,700	17,645
Gansu Shangfeng Cement Company, Ltd., Class A	10,080	12,828
GCL Energy Technology Company, Ltd., Class A	11,700	18,598
GDS Holdings, Ltd., Class A (A)	69,700	95,626
GEM Company, Ltd., Class A	25,800	21,552
Gemdale Corp., Class A	16,600	15,609
Genertec Universal Medical Group Company, Ltd. (B)	99,000	49,298
GF Securities Company, Ltd., H Shares	50,000	66,804
Giant Network Group Company, Ltd., Class A	4,400	7,824
Glory Health Industry, Ltd. (A)	84,000	863
GoerTek, Inc., Class A	24,400	52,796
Goldwind Science & Technology Company, Ltd., H Shares	47,000	23,660
Gotion High-tech Company, Ltd., Class A (A)	5,500	17,534
Grand Baoxin Auto Group, Ltd. (A)	219,500	6,355
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	11,337
Greatview Aseptic Packaging Company, Ltd. (A)	44,000	11,979
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	101,277
Greenland Hong Kong Holdings, Ltd. (A)	88,000	3,299
Greentown China Holdings, Ltd.	102,500	105,992
Greentown Service Group Company, Ltd.	32,000	14,339
GRG Banking Equipment Company, Ltd., Class A	15,700	26,111
Guangdong Dowstone Technology Company, Ltd., Class A	6,000	9,081
Guangdong Hec Technology Holding Company, Ltd., Class A (A)	10,900	9,925
Guangdong Tapai Group Company, Ltd., Class A	13,200	14,983
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	13,093
Guanghui Energy Company, Ltd., Class A	59,500	62,325
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangshen Railway Company, Ltd., H Shares (A)	211,600	$46,700
Guangxi Liugong Machinery Company, Ltd., Class A	12,000	11,806
Guangzhou Automobile Group Company, Ltd., H Shares	154,000	75,894
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	16,000	45,956
Guangzhou Haige Communications Group, Inc. Company, Class A	17,800	27,540
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	22,950	21,087
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	15,800
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A	10,700	7,054
Guosen Securities Company, Ltd., Class A	35,700	45,200
Guotai Junan Securities Company, Ltd., H Shares (B)	34,600	38,610
Guoyuan Securities Company, Ltd., Class A	17,400	16,178
Haitian International Holdings, Ltd.	70,000	147,760
Haitong Securities Company, Ltd., H Shares	188,000	112,402
Hang Zhou Great Star Industrial Company, Ltd., Class A	4,300	11,489
Hangcha Group Company, Ltd., Class A	5,800	20,310
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	20,300	26,748
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	16,319
Han's Laser Technology Industry Group Company, Ltd., Class A	8,000	25,353
Harbin Bank Company, Ltd., H Shares (A)(B)	74,000	2,295
Harbin Electric Company, Ltd., H Shares	84,000	25,513
HBIS Resources Company, Ltd., Class A	4,700	10,337
Heilongjiang Agriculture Company, Ltd., Class A	9,100	16,414
Henan Shenhuo Coal & Power Company, Ltd., Class A	15,800	37,128
Hengan International Group Company, Ltd.	63,500	202,034
Hengli Petrochemical Company, Ltd., Class A (A)	35,401	69,955
Hengtong Optic-electric Company, Ltd., Class A	13,900	26,961
Hengyi Petrochemical Company, Ltd., Class A (A)	23,800	24,011
Hesteel Company, Ltd., Class A	54,700	17,030
Hiroca Holdings, Ltd.	8,000	9,065
Hongda Xingye Company, Ltd., Class A (A)	28,900	7,329
Honghua Group, Ltd. (A)	367,000	5,445
Honworld Group, Ltd. (A)(B)	56,000	3,454
Hope Education Group Company, Ltd. (A)(B)	352,000	22,135
Hoyuan Green Energy Company, Ltd., Class A	3,400	19,514
Hua Hong Semiconductor, Ltd. (A)(B)	47,000	118,178
Huafon Chemical Company, Ltd., Class A	46,600	45,130
Huaibei Mining Holdings Company, Ltd., Class A	10,300	19,747

53

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huapont Life Sciences Company, Ltd., Class A	10,700	$7,356
Huatai Securities Company, Ltd., H Shares (B)	78,200	99,705
Huaxi Securities Company, Ltd., Class A	7,000	8,007
Huaxia Bank Company, Ltd., Class A	79,200	62,118
Huaxin Cement Company, Ltd., Class A	7,100	14,609
Huaxin Cement Company, Ltd., H Shares	11,000	11,235
Huayu Automotive Systems Company, Ltd., Class A	22,700	58,501
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	8,954
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	27,732
Hubei Xingfa Chemicals Group Company, Ltd., Class A	7,900	21,460
Huishang Bank Corp., Ltd., H Shares	63,300	19,224
Humanwell Healthcare Group Company, Ltd., Class A	12,500	41,518
Hunan Valin Steel Company, Ltd., Class A	44,000	36,105
Hytera Communications Corp., Ltd., Class A (A)	14,800	12,510
Industrial & Commercial Bank of China, Ltd., H Shares	4,889,000	2,344,965
Industrial Bank Company, Ltd., Class A	131,700	294,647
Industrial Securities Company, Ltd., Class A	37,960	33,537
Ingdan, Inc. (B)	74,000	10,269
Inkeverse Group, Ltd. (A)	75,000	7,518
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	166,200	39,234
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,600	16,223
Inner Mongolia ERDOS Resources Company, Ltd., Class A	8,820	11,065
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	24,519
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	18,500	17,969
Intco Medical Technology Company, Ltd., Class A	3,840	11,772
JCET Group Company, Ltd., Class A	10,100	42,282
Jiangsu Azure Corp., Class A	9,700	12,117
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	18,264
Jiangsu Eastern Shenghong Company, Ltd., Class A	27,100	42,999
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	7,769
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	9,379
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A	4,860	11,394
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	13,079
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	11,200	16,461
Jiangsu Shagang Company, Ltd., Class A	27,000	14,665
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	6,549
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	16,680	$10,233
Jiangsu Zhongtian Technology Company, Ltd., Class A	21,300	43,453
Jiangxi Copper Company, Ltd., H Shares	68,000	106,069
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	11,127
Jinmao Property Services Company, Ltd.	7,552	2,197
Jinneng Science&Technology Company, Ltd., Class A	8,700	9,992
Jizhong Energy Resources Company, Ltd., Class A	18,200	16,815
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	11,400	19,385
Joinn Laboratories China Company, Ltd., Class A	5,180	16,968
Jointown Pharmaceutical Group Company, Ltd., Class A	11,473	17,008
Kangda International Environmental Company, Ltd. (A)(B)	140,000	4,333
Kasen International Holdings, Ltd. (A)	119,000	4,530
Keshun Waterproof Technologies Company, Ltd., Class A	10,700	10,854
Kingfa Sci & Tech Company, Ltd., Class A	12,500	13,711
KWG Group Holdings, Ltd. (A)	154,013	17,756
KWG Living Group Holdings, Ltd. (A)	88,506	6,314
Laobaixing Pharmacy Chain JSC, Class A	5,300	18,553
LB Group Company, Ltd., Class A	13,400	33,825
Legend Holdings Corp., H Shares (B)	66,200	59,419
Lens Technology Company, Ltd., Class A	21,100	35,593
Leo Group Company, Ltd., Class A (A)	58,700	18,291
Lepu Medical Technology Beijing Company, Ltd., Class A	11,400	25,681
LexinFintech Holdings, Ltd., ADR	14,967	33,077
Leyard Optoelectronic Company, Ltd., Class A	9,800	8,790
Liaoning Cheng Da Company, Ltd., Class A	7,000	12,456
Liaoning Port Company, Ltd., H Shares	204,000	17,680
Lier Chemical Company, Ltd., Class A	5,460	9,600
Lingyi iTech Guangdong Company, Class A	42,900	33,621
Longfor Group Holdings, Ltd. (B)	157,500	281,548
Lonking Holdings, Ltd.	217,000	37,837
Luenmei Quantum Company, Ltd., Class A	23,100	19,235
Luxi Chemical Group Company, Ltd., Class A	14,600	22,675
Luye Pharma Group, Ltd. (A)(B)	189,500	84,778
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	17,733
Maccura Biotechnology Company, Ltd., Class A	6,800	14,022
Mango Excellent Media Company, Ltd., Class A	8,000	31,102
Maoyan Entertainment (A)(B)	19,400	28,738
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	16,445
Metallurgical Corp. of China, Ltd., H Shares	185,000	38,889
Midea Real Estate Holding, Ltd. (B)	9,600	7,478

54

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ming Yang Smart Energy Group, Ltd., Class A	14,400	$31,161
Minth Group, Ltd.	52,000	133,654
MLS Company, Ltd., Class A	9,700	11,913
Nanjing Iron & Steel Company, Ltd., Class A	38,000	19,235
NavInfo Company, Ltd., Class A (A)	11,700	16,287
NetDragon Websoft Holdings, Ltd.	17,000	31,330
New China Life Insurance Company, Ltd., H Shares	55,300	132,636
New Hope Liuhe Company, Ltd., Class A (A)	16,500	24,897
Newland Digital Technology Company, Ltd., Class A	4,600	12,018
Ningbo Huaxiang Electronic Company, Ltd., Class A	6,500	12,717
Ningbo Joyson Electronic Corp., Class A	8,100	19,372
Ningbo Sanxing Medical Electric Company, Ltd., Class A	4,500	11,193
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	8,468
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	30,425
Noah Holdings, Ltd., ADR	1,849	23,057
North Industries Group Red Arrow Company, Ltd., Class A	6,800	13,762
Northeast Securities Company, Ltd., Class A	10,520	11,069
NVC International Holdings, Ltd. (A)	267,000	2,808
Offshore Oil Engineering Company, Ltd., Class A	30,700	27,263
Orient Securities Company, Ltd., H Shares (B)	42,000	21,049
Oriental Energy Company, Ltd., Class A (A)	17,400	23,829
PetroChina Company, Ltd., H Shares	1,912,000	1,432,915
PICC Property & Casualty Company, Ltd., H Shares	436,000	558,293
Ping An Bank Company, Ltd., Class A	116,600	179,749
Ping An Insurance Group Company of China, Ltd., H Shares	510,000	2,892,540
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	21,175
Postal Savings Bank of China Company, Ltd., H Shares (B)	536,000	269,901
Power Construction Corp. of China, Ltd., Class A	93,400	68,593
Q Technology Group Company, Ltd. (A)	37,000	15,073
Qifu Technology, Inc., ADR	2,283	35,067
Qingdao Port International Company, Ltd., H Shares (B)	19,000	9,365
Qingdao Rural Commercial Bank Corp., Class A (A)	34,400	13,107
Qingling Motors Company, Ltd., H Shares (A)	128,000	10,267
Qunxing Paper Holdings Company, Ltd. (A)(C)	634,371	0
Radiance Holdings Group Company, Ltd. (A)	23,000	8,881
Red Star Macalline Group Corp., Ltd., H Shares (B)	62,480	20,755
Redco Properties Group, Ltd. (A)(B)(C)	96,000	10,598
Renhe Pharmacy Company, Ltd., Class A	14,800	14,521
Risen Energy Company, Ltd., Class A	11,800	30,876
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
RiseSun Real Estate Development Company, Ltd., Class A (A)	16,000	$4,467
Riyue Heavy Industry Company, Ltd., Class A	8,200	17,880
Rongsheng Petrochemical Company, Ltd., Class A	52,800	86,297
SAIC Motor Corp., Ltd., Class A	22,200	45,172
Sailun Group Company, Ltd., Class A	14,200	24,646
Sansteel Minguang Company, Ltd., Class A	16,900	11,240
Sansure Biotech, Inc., Class A	3,136	7,170
Sany Heavy Industry Company, Ltd., Class A	23,200	50,672
Satellite Chemical Company, Ltd., Class A	20,300	42,718
SDIC Capital Company, Ltd., Class A	14,700	13,898
Sealand Securities Company, Ltd., Class A	25,200	12,907
Seazen Group, Ltd. (A)	251,428	45,700
Seazen Holdings Company, Ltd., Class A (A)	14,800	27,115
SF Holding Company, Ltd., Class A	7,400	41,583
Shaanxi Coal Industry Company, Ltd., Class A	59,000	149,542
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	27,150	31,338
Shandong Bohui Paper Industrial Company, Ltd., Class A	7,000	6,310
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	8,857
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	41,000	12,020
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	25,300	22,733
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	9,500	41,809
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	7,300	18,891
Shandong Linglong Tyre Company, Ltd., Class A	8,600	23,975
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	21,031
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	22,856
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	168,000	147,220
Shanghai AJ Group Company, Ltd., Class A	21,300	15,651
Shanghai Bailian Group Company, Ltd., Class A	13,400	21,035
Shanghai Construction Group Company, Ltd., Class A	41,000	15,463
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	36,848
Shanghai Environment Group Company, Ltd., Class A	11,800	15,705
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	23,500	54,956
Shanghai Jinjiang International Hotels Company, Ltd., Class A	7,900	40,835
Shanghai Lingang Holdings Corp., Ltd., Class A	7,000	10,908
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	8,559

55

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	$9,095
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	60,000	93,420
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	118,587
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	28,092
Shanghai Tunnel Engineering Company, Ltd., Class A	24,000	19,281
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	28,200	28,759
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	42,790
Shanxi Coking Coal Energy Group Company, Ltd., Class A	36,200	49,870
Shanxi Coking Company, Ltd., Class A	16,400	11,808
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	21,300	55,566
Shanxi Meijin Energy Company, Ltd., Class A (A)	18,400	17,704
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	22,227
Shanying International Holding Company, Ltd., Class A (A)	40,100	11,800
Shengjing Bank Company, Ltd., H Shares (A)(B)	17,500	12,154
Shenguan Holdings Group, Ltd.	90,000	3,214
Shengyi Technology Company, Ltd., Class A	15,400	32,443
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	143,200	26,987
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	20,872
Shenzhen Airport Company, Ltd., Class A (A)	12,200	11,393
Shenzhen Aisidi Company, Ltd., Class A	13,100	13,353
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,000	8,535
Shenzhen Gas Corp., Ltd., Class A	17,200	16,189
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	6,613
Shenzhen Jinjia Group Company, Ltd., Class A	11,500	9,560
Shenzhen Kaifa Technology Company, Ltd., Class A	8,800	20,801
Shenzhen Kinwong Electronic Company, Ltd., Class A	9,700	28,485
Shenzhen Microgate Technology Company, Ltd., Class A	14,600	18,068
Shenzhen MTC Company, Ltd., Class A	26,800	18,413
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	44,000	25,610
Shenzhen Senior Technology Material Company, Ltd., Class A	9,000	16,166
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	13,183
Shenzhen Sunway Communication Company, Ltd., Class A	9,800	26,544
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	8,124
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	11,615
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shijiazhuang Changshan BeiMing Technology Company, Ltd., Class A (A)	23,700	$28,195
Shui On Land, Ltd.	390,961	35,386
Sichuan Development Lomon Company, Ltd., Class A	12,700	12,474
Sichuan Hebang Biotechnology Company, Ltd., Class A	69,000	22,160
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	45,544
Sichuan Road and Bridge Group Company, Ltd., Class A	43,400	51,508
Sichuan Yahua Industrial Group Company, Ltd., Class A	2,900	5,966
Sihuan Pharmaceutical Holdings Group, Ltd.	343,000	26,658
Sinoma International Engineering Company, Class A	21,600	33,501
Sinoma Science & Technology Company, Ltd., Class A	7,900	22,260
Sino-Ocean Group Holding, Ltd. (A)	297,473	17,220
Sinopec Engineering Group Company, Ltd., H Shares	129,000	57,979
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (A)	300,000	42,405
Sinopharm Group Company, Ltd., H Shares	138,800	402,426
Sinotrans, Ltd., H Shares	242,000	88,214
Sinotruk Hong Kong, Ltd.	72,500	139,426
Sinotruk Jinan Truck Company, Ltd., Class A	6,000	13,568
SOHO China, Ltd. (A)	247,000	28,946
SooChow Securities Company, Ltd., Class A	19,110	22,112
Southwest Securities Company, Ltd., Class A	28,700	16,256
STO Express Company, Ltd., Class A (A)	13,600	19,599
Suning Universal Company, Ltd., Class A	15,000	5,798
Suning.com Company, Ltd., Class A (A)	26,300	6,848
Sunshine 100 China Holdings, Ltd. (A)(B)	77,000	659
Sunwoda Electronic Company, Ltd., Class A	9,000	20,892
Suzhou Anjie Technology Company, Ltd., Class A	7,300	13,661
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	27,791
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A	21,200	13,198
Tangshan Jidong Cement Company, Ltd., Class A	11,000	11,384
TangShan Port Group Company, Ltd., Class A	52,100	26,360
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	11,922
TBEA Company, Ltd., Class A	29,380	59,841
TCL Technology Group Corp., Class A (A)	108,790	60,952
Ten Pao Group Holdings, Ltd.	80,000	10,409
Tencent Music Entertainment Group, ADR (A)	44,713	285,269

56

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tenwow International Holdings, Ltd. (A)(C)	121,000	$4,404
The People's Insurance Company Group of China, Ltd., H Shares	463,000	165,631
Tian Di Science & Technology Company, Ltd., Class A	33,600	25,010
Tiande Chemical Holdings, Ltd.	24,000	4,826
Tiangong International Company, Ltd.	108,000	35,072
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	8,137
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	20,700	12,998
Tianma Microelectronics Company, Ltd., Class A (A)	28,385	35,927
Tianneng Power International, Ltd.	78,000	73,677
Tianshan Aluminum Group Company, Ltd., Class A	25,100	22,569
Tianshui Huatian Technology Company, Ltd., Class A	26,300	32,396
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	12,700	22,489
Tofflon Science & Technology Group Company, Ltd., Class A	9,400	24,480
Tong Ren Tang Technologies Company, Ltd., H Shares	42,000	33,307
Tongdao Liepin Group (A)	16,800	14,895
TongFu Microelectronics Company, Ltd., Class A	6,800	17,907
Tongkun Group Company, Ltd., Class A (A)	12,900	26,090
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	31,716
Tongwei Company, Ltd., Class A	24,000	106,257
Topsec Technologies Group, Inc., Class A (A)	7,000	8,596
Transfar Zhilian Company, Ltd., Class A	16,500	11,793
Trigiant Group, Ltd. (A)	158,000	10,074
Trip.com Group, Ltd. (A)	750	26,435
Trip.com Group, Ltd., ADR (A)	27,752	970,487
Uni-President China Holdings, Ltd.	120,000	84,239
Unisplendour Corp., Ltd., Class A (A)	11,600	37,489
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	20,819
Valiant Company, Ltd., Class A	3,500	8,291
Victory Giant Technology Huizhou Company, Ltd., Class A	9,400	28,720
Vipshop Holdings, Ltd., ADR (A)	36,665	587,007
Viva Biotech Holdings (A)(B)	74,000	11,856
VNET Group, Inc., ADR (A)	7,345	22,990
Wangsu Science & Technology Company, Ltd., Class A	23,700	21,677
Wanxiang Qianchao Company, Ltd., Class A	23,700	16,903
Wasu Media Holding Company, Ltd., Class A	8,900	9,356
Weibo Corp., ADR	2,144	26,886
Weichai Power Company, Ltd., H Shares	143,000	193,823
Weifu High-Technology Group Company, Ltd., Class A	4,400	10,154
Weiqiao Textile Company, H Shares (A)	73,500	12,266
West China Cement, Ltd.	298,000	27,724
Western Securities Company, Ltd., Class A	28,800	26,119
Wingtech Technology Company, Ltd., Class A (A)	6,200	37,135
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Winner Medical Company, Ltd., Class A	1,800	$10,131
Wolong Electric Group Company, Ltd., Class A	10,400	17,185
Wuchan Zhongda Group Company, Ltd., Class A	41,000	26,664
Wuhu Token Science Company, Ltd., Class A	20,000	16,873
Wuxi Taiji Industry Company, Ltd., Class A (A)	16,400	14,646
XCMG Construction Machinery Company, Ltd., Class A	52,700	46,077
Xiamen C & D, Inc., Class A	9,700	13,230
Xiamen ITG Group Corp., Ltd., Class A	18,100	19,544
Xiamen Tungsten Company, Ltd., Class A	6,100	14,368
Xiamen Xiangyu Company, Ltd., Class A	17,400	16,252
Xianhe Company, Ltd., Class A	3,700	9,314
Xiaomi Corp., Class B (A)(B)	510,400	799,597
Xinfengming Group Company, Ltd., Class A (A)	8,700	15,701
Xingda International Holdings, Ltd.	126,473	22,565
Xingfa Aluminium Holdings, Ltd.	29,000	26,500
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	40,103
Xinjiang Tianshan Cement Company, Ltd., Class A	15,900	16,972
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	7,591
Xinte Energy Company, Ltd., H Shares (A)	28,400	55,837
Xinxing Ductile Iron Pipes Company, Ltd., Class A	33,500	18,965
Xinyi Energy Holdings, Ltd.	180,927	38,549
Xinyu Iron & Steel Company, Ltd., Class A	24,700	13,897
Xuji Electric Company, Ltd., Class A	5,200	13,811
Yankuang Energy Group Company, Ltd., H Shares	182,000	343,335
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	6,300	27,432
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	33,400	28,400
Yifan Pharmaceutical Company, Ltd., Class A (A)	5,200	9,780
Yiren Digital, Ltd., ADR (A)	5,014	12,184
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	7,015
Yonfer Agricultural Technology Company, Ltd., Class A	5,900	8,639
YongXing Special Materials Technology Company, Ltd., Class A	2,800	17,445
Youngor Group Company, Ltd., Class A	10,400	10,145
YTO Express Group Company, Ltd., Class A	19,800	40,862
Yunda Holding Company, Ltd., Class A	22,200	30,052
Yunnan Aluminium Company, Ltd., Class A	30,700	63,697
Yunnan Baiyao Group Company, Ltd., Class A	6,160	45,046
Yunnan Copper Company, Ltd., Class A	10,000	16,146
Yunnan Tin Company, Ltd., Class A	5,500	10,810
Zhefu Holding Group Company, Ltd., Class A	14,800	7,877

57

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	$20,207
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	34,818
Zhejiang Chint Electrics Company, Ltd., Class A	15,300	48,991
Zhejiang Crystal-Optech Company, Ltd., Class A	20,200	30,947
Zhejiang Dahua Technology Company, Ltd., Class A	13,200	40,345
Zhejiang Glass Company, Ltd., H Shares (A)(C)	162,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,500	10,486
Zhejiang Hisoar Pharmaceutical Company, Ltd., Class A	12,100	14,267
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	9,045
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	9,732
Zhejiang JIULI Hi-tech Metals Company, Ltd., Class A	6,300	16,675
Zhejiang Juhua Company, Ltd., Class A	8,900	18,567
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	22,137
Zhejiang NHU Company, Ltd., Class A	21,800	48,558
Zhejiang Orient Gene Biotech Company, Ltd., Class A	2,685	14,419
Zhejiang Semir Garment Company, Ltd., Class A	15,300	12,917
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	22,500	16,547
Zhejiang Wanliyang Company, Ltd., Class A (A)	6,300	7,443
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	17,416
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	6,860	9,537
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	24,682
Zheshang Securities Company, Ltd., Class A	10,800	14,947
Zhong An Group, Ltd. (A)	409,000	7,319
Zhongjin Gold Corp., Ltd., Class A	31,200	46,591
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	14,455
Zhongsheng Group Holdings, Ltd.	42,500	118,995
Zhuhai Huafa Properties Company, Ltd., Class A	26,900	35,521
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	24,300	83,931
Zhuzhou Kibing Group Company, Ltd., Class A	18,700	21,055
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	90,800	49,156
		47,381,068
Colombia - 0.1%
Almacenes Exito SA, BDR (A)	15,747	43,608
Bancolombia SA	4,172	31,504
Bancolombia SA, ADR	1,955	52,159
Cementos Argos SA	24,726	29,756
Grupo Argos SA	23,761	54,452
		211,479
Czech Republic - 0.1%
CEZ AS	580	24,660
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Czech Republic (continued)
Komercni banka AS	5,968	$173,519
Moneta Money Bank AS (B)	22,384	81,203
		279,382
Greece - 0.4%
Alpha Services and Holdings SA (A)	115,077	152,181
Bank of Greece	667	11,232
ElvalHalcor SA	5,799	11,173
Eurobank Ergasias Services and Holdings SA (A)	180,066	276,960
Fourlis Holdings SA	3,756	17,265
HELLENiQ ENERGY Holdings SA	4,654	36,389
Intracom Holdings SA (A)	7,112	15,105
Motor Oil Hellas Corinth Refineries SA	4,652	117,500
Mytilineos SA	1,367	50,316
National Bank of Greece SA (A)	28,975	163,124
Piraeus Financial Holdings SA (A)	31,189	92,046
		943,291
Hong Kong - 3.6%
Ajisen China Holdings, Ltd.	147,000	16,462
Alibaba Pictures Group, Ltd. (A)	970,000	76,485
Anxin-China Holdings, Ltd. (A)(C)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	7,890
Beijing Energy International Holding Company, Ltd.	814,000	22,323
Beijing Enterprises Holdings, Ltd.	54,000	185,732
Beijing Enterprises Water Group, Ltd.	438,000	95,336
BOE Varitronix, Ltd.	12,000	11,071
Brilliance China Automotive Holdings, Ltd.	216,000	106,414
C C Land Holdings, Ltd.	125,126	23,287
C&D International Investment Group, Ltd.	38,730	93,867
CECEP COSTIN New Materials Group, Ltd. (A)(C)	348,000	0
CGN New Energy Holdings Company, Ltd.	150,000	39,781
China Aerospace International Holdings, Ltd.	190,000	8,704
China Aircraft Leasing Group Holdings, Ltd.	23,000	11,298
China Boton Group Company, Ltd. (A)	20,000	3,621
China Education Group Holdings, Ltd.	36,000	29,174
China Everbright Greentech, Ltd. (B)	114,000	11,908
China Everbright, Ltd.	76,000	43,834
China Fiber Optic Network System Group, Ltd. (A)(C)	150,800	5,392
China Foods, Ltd.	74,000	24,307
China Gas Holdings, Ltd.	254,000	239,425
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	12,897
China Jinmao Holdings Group, Ltd.	541,436	69,612
China Longevity Group Company, Ltd. (A)(C)	93,000	4,881
China Lumena New Materials Corp. (A)(C)	50,900	0
China Medical System Holdings, Ltd.	135,000	203,755
China Merchants Land, Ltd.	260,000	12,406
China Merchants Port Holdings Company, Ltd.	93,427	116,133
China Oil & Gas Group, Ltd. (A)	600,000	17,219
China Overseas Grand Oceans Group, Ltd.	205,920	85,599
China Overseas Land & Investment, Ltd.	282,500	583,704
China Resources Cement Holdings, Ltd.	282,000	72,087
China Resources Gas Group, Ltd.	79,200	231,586

58

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Resources Land, Ltd.	304,000	$1,207,226
China South City Holdings, Ltd.	498,000	28,802
China State Construction International Holdings, Ltd.	44,000	46,227
China Taiping Insurance Holdings Company, Ltd.	146,800	145,386
China Traditional Chinese Medicine Holdings Company, Ltd.	286,000	133,232
China Travel International Investment Hong Kong, Ltd.	260,000	49,679
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	2,618
CIMC Enric Holdings, Ltd.	70,000	60,899
CITIC Resources Holdings, Ltd.	488,000	21,793
Concord New Energy Group, Ltd.	690,000	57,164
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	25,703
COSCO SHIPPING Ports, Ltd.	167,235	108,946
CSSC Hong Kong Shipping Company, Ltd.	116,000	20,266
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	16,568
Digital China Holdings, Ltd.	73,000	23,159
EVA Precision Industrial Holdings, Ltd.	96,000	8,293
Far East Horizon, Ltd.	169,000	121,566
GCL Technology Holdings, Ltd.	523,000	96,971
Geely Automobile Holdings, Ltd.	443,000	519,518
Gemdale Properties & Investment Corp., Ltd.	778,000	32,210
Glorious Property Holdings, Ltd. (A)	88,000	112
Goldlion Holdings, Ltd.	36,000	4,627
Goldpac Group, Ltd.	46,000	8,162
Grand Pharmaceutical Group, Ltd.	86,000	45,997
Health & Happiness H&H International Holdings, Ltd.	24,500	30,332
Hi Sun Technology China, Ltd. (A)	240,000	17,767
Hopson Development Holdings, Ltd. (A)	120,457	72,530
Hua Han Health Industry Holdings, Ltd. (A)(C)	880,000	23,823
IMAX China Holding, Inc. (B)	7,000	7,490
Jinchuan Group International Resources Company, Ltd.	127,000	6,952
Joy City Property, Ltd.	328,000	10,647
Ju Teng International Holdings, Ltd.	130,000	20,097
Kingboard Holdings, Ltd.	73,630	164,919
Kingboard Laminates Holdings, Ltd.	96,500	68,103
Kunlun Energy Company, Ltd.	380,000	327,011
Lee & Man Chemical Company, Ltd.	12,000	5,045
Lee & Man Paper Manufacturing, Ltd.	129,000	37,613
Lee's Pharmaceutical Holdings, Ltd.	54,000	8,336
Lifestyle China Group, Ltd. (A)	42,000	4,654
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	9,559
Min Xin Holdings, Ltd.	24,000	8,172
Mingyuan Medicare Development Company, Ltd. (A)(C)	1,300,000	0
Minmetals Land, Ltd. (A)	118,000	5,425
New World Department Store China, Ltd. (A)	34,000	2,070
Nine Dragons Paper Holdings, Ltd. (A)	185,000	103,767
Orient Overseas International, Ltd.	7,500	99,895
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	2,333
PAX Global Technology, Ltd.	84,000	59,170
Poly Property Group Company, Ltd.	162,126	36,743
Pou Sheng International Holdings, Ltd.	223,000	19,364
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Prinx Chengshan Holdings, Ltd.	18,000	$15,084
Renze Harvest International, Ltd. (A)	30,600	697
Shandong Hi-Speed New Energy Group, Ltd. (A)	12,000	4,191
Shanghai Industrial Holdings, Ltd.	37,000	46,389
Shanghai Industrial Urban Development Group, Ltd. (A)	359,400	16,927
Shenzhen International Holdings, Ltd.	135,199	83,199
Shenzhen Investment, Ltd.	307,271	49,057
Shimao Group Holdings, Ltd. (A)	150,000	14,366
Shoucheng Holdings, Ltd.	64,000	13,135
Shougang Fushan Resources Group, Ltd.	164,565	55,736
Silver Grant International Holdings Group, Ltd. (A)	160,000	7,075
Sino Biopharmaceutical, Ltd.	72,000	25,917
Sinofert Holdings, Ltd. (A)	300,000	35,151
Sinopec Kantons Holdings, Ltd.	124,000	49,827
Skyworth Group, Ltd.	149,794	55,969
Sun Art Retail Group, Ltd.	171,500	36,226
Symphony Holdings, Ltd.	20,000	2,195
TCL Electronics Holdings, Ltd. (A)	114,600	44,425
The Wharf Holdings, Ltd.	59,000	147,670
Tian An China Investment Company, Ltd.	54,000	27,559
Tianjin Port Development Holdings, Ltd.	478,000	32,224
Tomson Group, Ltd.	48,142	10,192
Truly International Holdings, Ltd.	136,000	12,426
United Energy Group, Ltd.	464,000	67,967
Vinda International Holdings, Ltd.	39,000	93,431
Wasion Holdings, Ltd.	90,000	33,324
Yixin Group, Ltd. (B)	153,000	13,793
Yuexiu Property Company, Ltd.	165,908	190,707
		7,587,990
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	44,734	338,833
OTP Bank NYRT	709	25,562
		364,395
India - 17.5%
ACC, Ltd.	5,847	141,150
Aditya Birla Capital, Ltd. (A)	55,560	120,067
Alembic Pharmaceuticals, Ltd.	4,559	42,996
Allcargo Logistics, Ltd.	8,212	26,819
Allcargo Terminals, Ltd.	8,212	3,382
Amara Raja Batteries, Ltd.	4,664	35,725
Ambuja Cements, Ltd.	38,172	194,588
Andhra Sugars, Ltd.	6,880	9,859
Apar Industries, Ltd.	1,121	73,921
Apollo Tyres, Ltd.	28,578	126,726
Arvind, Ltd.	12,009	25,036
Ashoka Buildcon, Ltd. (A)	22,051	32,600
Aster DM Healthcare, Ltd. (A)(B)	8,448	33,474
Aurobindo Pharma, Ltd.	32,368	356,731
Avanti Feeds, Ltd.	1,998	10,631
Axis Bank, Ltd.	188,618	2,348,208
Axis Bank, Ltd., GDR	310	19,406
Bajaj Consumer Care, Ltd.	6,744	18,217
Bajaj Holdings & Investment, Ltd.	2,095	179,024
Balmer Lawrie & Company, Ltd.	11,041	20,363
Balrampur Chini Mills, Ltd.	17,968	94,263
Bandhan Bank, Ltd. (B)	32,073	96,732
Bank of Baroda	78,610	201,895
Bank of India	19,819	25,895
Bharat Electronics, Ltd.	173,114	286,788
Bharat Heavy Electricals, Ltd.	72,839	114,606
Birla Corp., Ltd.	2,709	40,175

59

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Birlasoft, Ltd.	4,416	$25,607
Bombay Burmah Trading Company	1,557	23,481
BSE, Ltd.	2,172	33,911
Can Fin Homes, Ltd.	2,623	24,111
Canara Bank	30,693	138,763
Ceat, Ltd.	2,623	67,092
Century Enka, Ltd.	1,383	6,986
Century Textiles & Industries, Ltd.	2,062	27,873
Chambal Fertilizers & Chemicals, Ltd.	19,376	64,552
Chennai Super Kings Cricket, Ltd. (A)(C)	207,315	5,617
Cholamandalam Financial Holdings, Ltd.	7,288	101,672
CIE Automotive India, Ltd.	17,673	102,004
Cipla, Ltd.	35,701	510,391
City Union Bank, Ltd.	27,005	41,095
Cochin Shipyard, Ltd. (B)	2,163	28,215
Container Corp. of India, Ltd.	14,589	125,526
Cosmo First, Ltd.	1,525	12,602
CSB Bank, Ltd. (A)	2,395	9,657
Cyient, Ltd.	5,147	104,931
Dalmia Bharat, Ltd.	4,987	143,901
DB Corp., Ltd.	6,129	19,110
DCB Bank, Ltd.	23,624	35,445
DCM Shriram, Ltd.	3,740	48,885
Deepak Fertilisers & Petrochemicals Corp., Ltd.	3,614	28,082
Delta Corp., Ltd.	4,521	7,695
Dhampur Sugar Mills, Ltd.	2,503	9,163
Dilip Buildcon, Ltd. (B)	1,316	4,882
Dish TV India, Ltd. (A)	48,852	10,760
Dishman Carbogen Amcis, Ltd. (A)	5,361	10,448
DLF, Ltd.	40,228	256,599
Edelweiss Financial Services, Ltd.	46,814	34,607
EID Parry India, Ltd.	9,392	58,881
Electrosteel Castings, Ltd.	35,427	30,502
Engineers India, Ltd.	11,471	20,308
EPL, Ltd.	5,477	12,268
Equitas Small Finance Bank, Ltd. (B)	13,945	15,007
Exide Industries, Ltd.	26,285	82,549
FDC, Ltd. (A)	2,601	12,017
Federal Bank, Ltd.	191,615	338,690
Filatex India, Ltd.	25,766	14,595
Finolex Cables, Ltd.	3,327	44,612
Finolex Industries, Ltd.	25,360	68,337
Firstsource Solutions, Ltd.	16,189	32,378
Fortis Healthcare, Ltd.	10,064	41,214
Gabriel India, Ltd.	6,164	24,417
GAIL India, Ltd.	268,159	402,028
General Insurance Corp. of India (B)	8,025	21,493
GHCL Textiles, Ltd. (A)	6,390	6,166
GHCL, Ltd.	6,390	47,374
Glenmark Pharmaceuticals, Ltd.	13,855	142,391
Godawari Power & Ispat, Ltd.	4,744	36,112
Godfrey Phillips India, Ltd.	2,008	52,765
Godrej Industries, Ltd. (A)	2,755	18,915
Granules India, Ltd.	18,305	78,111
Graphite India, Ltd.	3,611	21,363
Grasim Industries, Ltd.	20,596	481,030
Gujarat Alkalies & Chemicals, Ltd.	3,130	27,440
Gujarat Ambuja Exports, Ltd.	10,728	45,031
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	75,223
Gujarat Pipavav Port, Ltd.	15,449	23,056
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	14,480
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Gujarat State Petronet, Ltd.	26,721	$90,660
Hathway Cable & Datacom, Ltd. (A)	35,580	8,584
HDFC Bank, Ltd.	103,999	1,906,770
HEG, Ltd.	765	15,848
Heritage Foods, Ltd.	5,330	14,944
Hero MotoCorp, Ltd.	7,552	277,229
HFCL, Ltd.	15,595	14,369
HIL, Ltd.	308	10,581
Himadri Speciality Chemical, Ltd.	24,869	72,851
Hindalco Industries, Ltd.	148,861	879,290
Hinduja Global Solutions, Ltd.	372	4,498
Hindustan Aeronautics, Ltd.	3,756	87,239
ICICI Bank, Ltd.	196,478	2,253,610
ICICI Bank, Ltd., ADR	3,737	86,399
IDFC First Bank, Ltd. (A)	171,714	196,662
IDFC, Ltd.	92,305	142,565
IIFL Finance, Ltd.	6,254	44,830
IIFL Securities, Ltd.	28,932	30,042
Indiabulls Housing Finance, Ltd.	33,338	74,119
Indiabulls Real Estate, Ltd. (A)	28,092	28,027
Indian Bank	13,953	70,817
Indian Overseas Bank (A)	71,034	40,042
Indian Railway Finance Corp., Ltd. (B)	56,808	52,283
Indo Count Industries, Ltd.	3,259	8,742
Indus Towers, Ltd. (A)	55,200	127,181
IndusInd Bank, Ltd.	26,682	457,624
Infibeam Avenues, Ltd.	35,348	7,528
Info Edge India, Ltd.	2,402	120,384
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	7,419
IRCON International, Ltd. (B)	17,211	29,859
Jagran Prakashan, Ltd. (A)	12,700	15,203
Jindal Poly Films, Ltd.	1,066	8,630
Jindal Saw, Ltd.	26,589	110,529
Jindal Stainless, Ltd.	20,479	117,021
Jindal Steel & Power, Ltd.	46,062	387,723
Jio Financial Services, Ltd. (A)	21,228	59,051
JK Lakshmi Cement, Ltd.	2,089	16,206
JK Paper, Ltd.	7,330	34,610
JK Tyre & Industries, Ltd.	8,887	29,730
JM Financial, Ltd.	33,116	34,254
JSW Energy, Ltd.	35,712	187,260
JSW Steel, Ltd.	79,922	747,058
Jubilant Pharmova, Ltd.	9,201	48,335
Kalpataru Projects International, Ltd.	9,196	70,134
Kalyani Steels, Ltd.	2,643	17,031
Kaveri Seed Company, Ltd. (A)	1,661	12,019
KEC International, Ltd.	5,964	47,715
Kirloskar Ferrous Industries, Ltd.	4,164	23,961
Kirloskar Oil Engines, Ltd.	3,612	23,572
KNR Constructions, Ltd.	5,559	18,908
Kolte-Patil Developers, Ltd.	3,028	17,006
KPIT Technologies, Ltd.	3,011	41,492
KRBL, Ltd.	4,567	22,309
L&T Finance Holdings, Ltd.	74,021	118,508
Larsen & Toubro, Ltd.	47,252	1,718,193
LG Balakrishnan & Bros, Ltd.	1,757	22,511
LIC Housing Finance, Ltd.	39,247	218,427
LT Foods, Ltd.	11,217	22,296
Lupin, Ltd.	14,231	199,889
Maharashtra Seamless, Ltd.	8,424	61,940
Mahindra & Mahindra Financial Services, Ltd.	48,327	174,830
Mahindra & Mahindra, Ltd.	70,868	1,324,655
Maithan Alloys, Ltd.	902	11,329

60

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Manappuram Finance, Ltd.	43,917	$79,232
Marksans Pharma, Ltd.	15,357	20,273
MAS Financial Services, Ltd. (B)	1,978	21,605
Mazagon Dock Shipbuilders, Ltd.	1,867	49,168
Meghmani Organics, Ltd.	9,521	9,156
Mishra Dhatu Nigam, Ltd. (B)	4,126	20,222
MOIL, Ltd.	12,580	33,574
Motilal Oswal Financial Services, Ltd.	2,458	25,962
MRF, Ltd.	130	167,894
Muthoot Finance, Ltd.	6,723	101,295
Natco Pharma, Ltd.	1,385	14,524
National Aluminium Company, Ltd.	84,797	98,740
Nava, Ltd.	8,719	47,407
Navneet Education, Ltd.	6,921	12,843
NCC, Ltd.	25,675	47,789
NESCO, Ltd.	1,859	15,329
Neuland Laboratories, Ltd.	358	15,921
NIIT Learning Systems, Ltd. (A)	6,437	32,638
NIIT, Ltd. (A)	6,437	9,447
Nilkamal, Ltd.	695	19,026
NMDC Steel, Ltd. (A)	47,542	29,373
NMDC, Ltd.	47,542	84,491
NOCIL, Ltd.	7,663	21,029
Nuvama Wealth Management, Ltd. (A)	522	15,149
Oberoi Realty, Ltd.	9,314	128,500
Orient Cement, Ltd.	11,282	24,195
Paisalo Digital, Ltd.	15,039	11,760
PC Jeweller, Ltd. (A)	10,118	3,192
PCBL, Ltd.	15,470	31,245
Petronet LNG, Ltd.	68,687	198,430
Piramal Enterprises, Ltd.	7,074	89,104
Piramal Pharma, Ltd. (A)	34,799	42,774
Piramal Pharma, Ltd., Rights Offering (A)	3,411	4,195
PNB Housing Finance, Ltd. (A)(B)	5,239	43,442
PNC Infratech, Ltd.	5,394	23,728
Polyplex Corp., Ltd.	2,563	35,769
Power Finance Corp., Ltd.	113,384	344,344
Prestige Estates Projects, Ltd.	16,061	116,406
Pricol, Ltd. (A)	6,161	24,357
PTC India, Ltd.	31,315	50,015
Punjab National Bank	97,317	93,721
Quess Corp., Ltd. (B)	1,882	9,452
Rain Industries, Ltd.	22,684	44,496
Rajesh Exports, Ltd. (A)	6,037	36,412
Rallis India, Ltd.	6,940	17,428
Ramco Industries, Ltd.	4,270	9,271
Ramkrishna Forgings, Ltd.	5,365	41,336
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	15,599
Raymond, Ltd.	2,380	51,539
RBL Bank, Ltd. (B)	21,550	65,269
REC, Ltd.	118,880	411,442
Redington, Ltd.	76,545	141,921
Reliance Industries, Ltd.	21,228	596,916
Reliance Industries, Ltd., GDR (B)	87,194	4,861,680
Reliance Power, Ltd. (A)	176,129	40,917
Repco Home Finance, Ltd.	7,034	32,454
RITES, Ltd.	3,302	19,515
Sagar Cements, Ltd.	2,218	6,205
Samvardhana Motherson International, Ltd.	135,097	155,462
Sarda Energy & Minerals, Ltd.	2,970	7,859
Sharda Cropchem, Ltd.	2,311	11,706
Shilpa Medicare, Ltd. (A)	3,711	16,010
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Shipping Corp. of India Land & Assets, Ltd. (A)(C)	14,077	$4,585
Shipping Corp. of India, Ltd.	14,077	24,662
Shriram Finance, Ltd.	19,342	446,512
Siyaram Silk Mills, Ltd.	1,656	11,321
Sobha, Ltd.	4,273	35,982
State Bank of India	114,368	821,175
State Bank of India, GDR	3,185	229,497
Steel Authority of India, Ltd.	106,244	119,674
Strides Pharma Science, Ltd.	2,675	16,367
Sun Pharmaceutical Industries, Ltd.	21,745	302,936
Sun TV Network, Ltd.	7,964	58,424
Sundaram Finance, Ltd.	677	25,014
Sunteck Realty, Ltd.	1,942	10,515
Surya Roshni, Ltd.	3,932	46,333
Tamil Nadu Newsprint & Papers, Ltd.	7,174	22,874
Tata Chemicals, Ltd.	12,388	153,804
Tata Coffee, Ltd.	3,872	11,946
Tata Consumer Products, Ltd.	7,562	79,758
Tata Steel, Ltd.	583,100	902,933
Techno Electric & Engineering Company, Ltd.	7,028	42,633
The Great Eastern Shipping Company, Ltd.	12,279	124,717
The India Cements, Ltd. (A)	11,167	31,275
The Jammu & Kashmir Bank, Ltd.	20,576	26,038
The Karnataka Bank, Ltd.	29,158	87,105
The Karur Vysya Bank, Ltd.	52,341	84,369
The Ramco Cements, Ltd.	6,862	75,402
The South Indian Bank, Ltd.	134,442	43,937
Thirumalai Chemicals, Ltd.	3,185	8,228
Time Technoplast, Ltd.	13,461	24,341
TransIndia Real Estate, Ltd. (A)	8,212	4,326
Transport Corp. of India, Ltd.	3,182	29,928
Triveni Engineering & Industries, Ltd.	5,107	23,495
TV Today Network, Ltd.	1,470	3,730
TV18 Broadcast, Ltd. (A)	57,635	30,335
TVS Holdings Pvt, Ltd. (A)(C)	444	5,461
TVS Holdings, Ltd.	444	29,513
Uflex, Ltd.	5,261	29,202
Unichem Laboratories, Ltd. (A)	3,296	16,613
Union Bank of India, Ltd.	37,368	47,663
UPL, Ltd.	42,377	313,968
Usha Martin, Ltd.	9,317	38,585
UTI Asset Management Company, Ltd.	1,155	10,906
VA Tech Wabag, Ltd. (A)	3,621	20,043
Vardhman Textiles, Ltd.	16,115	72,253
Varroc Engineering, Ltd. (A)(B)	2,965	17,391
Vedanta, Ltd.	43,705	116,553
Venky's India, Ltd.	433	10,191
Vodafone Idea, Ltd. (A)	275,824	38,944
Voltamp Transformers, Ltd.	332	17,861
Welspun Corp., Ltd.	14,025	65,922
Welspun Enterprises, Ltd.	8,780	29,844
Welspun India, Ltd.	26,791	39,079
West Coast Paper Mills, Ltd.	3,023	25,652
Wipro, Ltd.	87,340	425,814
Wockhardt, Ltd. (A)	5,480	15,539
Yes Bank, Ltd. (A)	247,379	51,311
Zee Entertainment Enterprises, Ltd. (A)	63,894	202,669
Zee Media Corp., Ltd. (A)	54,429	8,406
Zensar Technologies, Ltd.	8,726	54,362
Zomato, Ltd. (A)	87,379	106,428
Zydus Lifesciences, Ltd.	16,113	119,426

61

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Zydus Wellnes, Ltd.	386	$7,249
		36,906,196
Indonesia - 1.9%
Ace Hardware Indonesia Tbk PT	539,700	26,157
Adaro Energy Indonesia Tbk PT	1,626,200	299,129
Adhi Karya Persero Tbk PT (A)	235,600	7,255
AKR Corporindo Tbk PT	473,300	47,260
Alam Sutera Realty Tbk PT (A)	1,741,800	20,616
Aneka Tambang Tbk	468,100	54,780
Astra Agro Lestari Tbk PT	49,555	24,007
Astra International Tbk PT	1,511,000	606,908
Bakrie Telecom Tbk PT (A)(C)	17,557,300	28,401
Bank Capital Indonesia Tbk PT (A)	638,900	5,417
Bank Mandiri Persero Tbk PT	999,380	388,986
Bank Negara Indonesia Persero Tbk PT	400,881	267,401
Bank Pan Indonesia Tbk PT (A)	465,597	37,654
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	303,812	22,991
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	25,711
Bank Tabungan Negara Persero Tbk PT	498,774	39,330
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	8,667
BISI International Tbk PT	290,800	30,866
Blue Bird Tbk PT	5,500	747
Buana Lintas Lautan Tbk PT (A)	1,186,800	5,684
Bukalapak.com PT Tbk (A)	2,769,900	38,955
Bukit Asam Tbk PT	380,100	68,707
Bumi Resources Tbk PT (A)	4,160,100	36,914
Bumi Serpong Damai Tbk PT (A)	148,600	9,796
Ciputra Development Tbk PT	1,127,244	74,363
Delta Dunia Makmur Tbk PT	610,700	19,492
Elang Mahkota Teknologi Tbk PT	974,900	36,807
Elnusa Tbk PT	742,600	20,059
Erajaya Swasembada Tbk PT	1,113,500	32,526
Gudang Garam Tbk PT	42,600	67,782
Harum Energy Tbk PT	116,500	14,186
Indah Kiat Pulp & Paper Tbk PT	279,700	200,565
Indika Energy Tbk PT	225,300	32,023
Indo Tambangraya Megah Tbk PT	34,600	64,742
Indocement Tunggal Prakarsa Tbk PT	10,100	6,494
Indofood Sukses Makmur Tbk PT	445,800	190,839
Japfa Comfeed Indonesia Tbk PT	499,770	41,486
Jaya Real Property Tbk PT	215,500	9,199
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	25,160
Krakatau Steel Persero Tbk PT (A)	733,900	9,252
Lippo Karawaci Tbk PT (A)	4,020,148	24,432
Malindo Feedmill Tbk PT (A)	128,500	3,926
Medco Energi Internasional Tbk PT	877,026	90,765
Media Nusantara Citra Tbk PT	718,600	22,593
Multipolar Tbk PT (A)	1,981,400	11,016
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	62,663
Pakuwon Jati Tbk PT	372,300	10,530
Panin Financial Tbk PT (A)	949,400	17,907
Paninvest Tbk PT (A)	116,800	7,821
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	20,867
PP Persero Tbk PT (A)	292,600	14,278
Puradelta Lestari Tbk PT	1,584,700	17,946
Ramayana Lestari Sentosa Tbk PT	463,200	16,633
Salim Ivomas Pratama Tbk PT	670,100	17,161
Samudera Indonesia Tbk PT	784,800	17,953
Semen Indonesia Persero Tbk PT	296,292	123,008
Sri Rejeki Isman Tbk PT (A)(C)	1,260,900	11,911
Summarecon Agung Tbk PT	627,000	23,302
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Surya Citra Media Tbk PT	1,429,000	$14,584
Surya Esa Perkasa Tbk PT	400,900	20,606
Suryainti Permata Tbk PT (A)(C)	1,446,000	0
Timah Tbk PT	210,500	10,739
Truba Alam Manunggal Engineering PT (A)(C)	11,991,500	0
Tunas Baru Lampung Tbk PT	554,057	31,152
United Tractors Tbk PT	169,300	308,887
Vale Indonesia Tbk PT	188,500	68,710
Waskita Karya Persero Tbk PT (A)(C)	596,656	4,679
Wijaya Karya Persero Tbk PT (A)	349,400	10,339
XL Axiata Tbk PT	494,171	76,058
		4,007,780
Kuwait - 0.6%
A'ayan Leasing & Investment Company KSCP	25,736	13,326
Agility Public Warehousing Company KSC (A)	108,006	194,516
Ahli United Bank KSCP	5,491	4,513
Al Ahli Bank of Kuwait KSCP	55,712	44,016
Alimtiaz Investment Group KSC (A)	14,768	3,079
Arzan Financial Group for Financing & Investment KPSC	30,910	18,071
Boubyan Petrochemicals Company KSCP	37,467	83,966
Burgan Bank SAK	86,167	50,683
Commercial Facilities Company SAKP	19,089	9,990
Gulf Bank KSCP	165,294	140,497
Gulf Cables & Electrical Industries Group Company KSCP	9,328	35,449
Heavy Engineering & Ship Building Company KSCP	5,695	13,589
Integrated Holding Company KCSC	11,650	16,319
Kuwait Finance House KSCP	44,902	106,315
Kuwait Financial Centre SAK	34,781	11,205
Kuwait International Bank KSCP	63,792	31,397
Mezzan Holding Company KSCC	7,110	11,701
Mobile Telecommunications Company KSCP	192,134	302,388
National Industries Group Holding SAK	134,465	87,050
National Investments Company KSCP	29,338	21,595
Warba Bank KSCP	102,943	61,501
		1,261,166
Malaysia - 1.6%
Aeon Company M BHD	28,600	6,695
AFFIN Bank BHD	87,281	39,570
Alliance Bank Malaysia BHD	102,300	73,609
AMMB Holdings BHD	142,862	112,479
Bank Islam Malaysia BHD	52,500	23,920
Batu Kawan BHD	3,100	13,254
Berjaya Assets BHD (A)	77,400	5,339
Berjaya Corp. BHD (A)	439,496	27,573
Berjaya Land BHD (A)	244,400	15,097
Bumi Armada BHD (A)	163,800	19,625
Cahya Mata Sarawak BHD	52,100	12,620
CIMB Group Holdings BHD	473,164	546,618
Dayang Enterprise Holdings BHD	83,900	34,341
DRB-Hicom BHD	93,400	28,391
Eco World Development Group BHD	84,300	19,361
Ekovest BHD (A)	146,600	17,286
FGV Holdings BHD	33,400	9,872
Gamuda BHD	120,988	114,158
Genting BHD	138,000	122,432
Genting Malaysia BHD	182,300	96,928
Genting Plantations BHD	22,400	25,745

62

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hengyuan Refining Company BHD (A)	16,800	$11,667
Hiap Teck Venture BHD	118,300	10,945
Hibiscus Petroleum BHD	171,900	41,111
Hong Leong Financial Group BHD	18,299	68,925
IJM Corp. BHD	211,160	83,514
IOI Properties Group BHD	72,700	25,653
JAKS Resources BHD (A)	177,060	7,902
Jaya Tiasa Holdings BHD	58,826	11,007
Keck Seng Malaysia BHD	11,300	10,106
KNM Group BHD (A)	571,500	15,154
Kossan Rubber Industries BHD	48,500	13,623
Land & General BHD	437,820	12,125
Lotte Chemical Titan Holding BHD (A)(B)	30,231	7,447
Magnum BHD	110,314	26,299
Mah Sing Group BHD	192,300	36,806
Malayan Banking BHD	84,537	158,144
Malaysia Building Society BHD	190,704	29,629
Malaysian Resources Corp. BHD	207,000	20,225
Matrix Concepts Holdings BHD	26,100	8,281
MBM Resources BHD	11,400	8,953
Mega First Corp. BHD	12,600	9,113
MISC BHD	75,300	113,444
MKH BHD	49,230	14,659
MNRB Holdings BHD	36,891	9,203
Muhibbah Engineering M BHD (A)	103,950	16,461
Oriental Holdings BHD	35,720	48,472
OSK Holdings BHD	111,397	28,918
Pos Malaysia BHD (A)	30,900	3,386
PPB Group BHD	30,500	100,586
RHB Bank BHD	142,596	164,765
Sapura Energy BHD (A)	655,500	7,778
Sarawak Oil Palms BHD	11,700	6,395
Sime Darby BHD	255,000	119,822
Sime Darby Property BHD	271,300	40,087
SP Setia BHD Group	173,900	38,087
Sunway BHD	142,407	59,693
Supermax Corp. BHD	40,500	7,148
Tan Chong Motor Holdings BHD	6,300	1,382
Top Glove Corp. BHD (A)	277,600	45,746
Tropicana Corp. BHD (A)	161,380	44,736
TSH Resources BHD	114,900	24,197
UEM Edgenta BHD	32,900	7,497
UEM Sunrise BHD	372,300	66,816
UMW Holdings BHD	48,800	49,488
United Malacca BHD	11,900	12,921
UOA Development BHD	152,100	54,739
Velesto Energy BHD (A)	428,800	23,164
WCT Holdings BHD	194,483	23,390
Yinson Holdings BHD	74,200	39,203
YNH Property BHD (A)	6,819	7,394
YTL Corp. BHD	374,937	121,333
		3,282,452
Mexico - 2.7%
Alfa SAB de CV, Class A	370,181	241,300
Alpek SAB de CV	31,500	26,986
Banco del Bajio SA (B)	32,880	103,031
Cemex SAB de CV, Series CPO (A)	730,985	476,068
Coca-Cola Femsa SAB de CV	14,086	110,021
Consorcio ARA SAB de CV	25,993	5,295
Controladora AXTEL SAB DE CV (A)	370,181	4,673
Corp. Actinver SAB de CV	16,024	13,424
El Puerto de Liverpool SAB de CV, Series C1	11,379	59,561
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV	40,053	$436,624
Genomma Lab Internacional SAB de CV, Class B	28,340	21,791
Gentera SAB de CV	96,092	112,758
Grupo Carso SAB de CV, Series A1	25,878	187,884
Grupo Comercial Chedraui SA de CV	22,430	131,304
Grupo Financiero Banorte SAB de CV, Series O	129,243	1,083,261
Grupo Financiero Inbursa SAB de CV, Series O (A)	97,071	190,828
Grupo KUO SAB de CV, Series B	42,698	95,478
Grupo Mexico SAB de CV, Series B	190,885	902,097
Grupo Pochteca SAB de CV (A)	9,600	3,856
Grupo Televisa SAB, Series CPO	212,201	128,703
Industrias CH SAB de CV, Series B (A)	18,800	207,757
Industrias Penoles SAB de CV (A)	8,071	95,000
La Comer SAB de CV	31,984	67,024
Megacable Holdings SAB de CV, Series CPO	49,064	108,390
Minera Frisco SAB de CV, Series A1 (A)	166,263	22,801
Nemak SAB de CV (A)(B)	196,961	38,087
Orbia Advance Corp. SAB de CV	73,770	153,149
Organizacion Cultiba SAB de CV (A)	17,095	10,692
Organizacion Soriana SAB de CV, Series B (A)	190,849	347,148
Promotora y Operadora de Infraestructura SAB de CV	15,780	140,592
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	18,820
Vista Energy SAB de CV, ADR (A)	1,887	57,346
Vitro SAB de CV, Series A	6,357	7,295
		5,609,044
Panama - 0.0%
BAC Holding International Corp. (A)	12,573	639
Philippines - 0.7%
ACEN Corp.	30,450	2,639
Alliance Global Group, Inc.	232,800	50,708
Ayala Corp.	10,150	111,717
Ayala Land, Inc.	44,200	22,967
Bank of the Philippine Islands	50,542	99,953
BDO Unibank, Inc.	132,752	332,261
China Banking Corp.	75,528	40,520
Cosco Capital, Inc.	388,900	33,994
DMCI Holdings, Inc.	207,300	38,148
East West Banking Corp.	74,300	12,318
Filinvest Development Corp.	119,475	11,043
Filinvest Land, Inc.	937,500	10,598
First Philippine Holdings Corp.	29,660	32,532
Global Ferronickel Holdings, Inc.	283,424	13,901
GT Capital Holdings, Inc.	3,489	35,094
JG Summit Holdings, Inc.	157,922	106,137
LT Group, Inc.	159,800	25,428
Megaworld Corp.	839,700	29,948
Metropolitan Bank & Trust Company	130,973	124,879
Petron Corp.	289,400	17,796
Philex Mining Corp.	161,300	7,459
Philippine National Bank (A)	65,310	21,260
Philtown Properties, Inc. (A)(C)	3,844	105
Phoenix Petroleum Philippines, Inc. (A)	22,200	2,071
PNB Holdings Corp. (A)(C)	10,246	58
Premium Leisure Corp.	815,000	8,357
Puregold Price Club, Inc.	79,400	40,548
RFM Corp.	133,500	7,412
Rizal Commercial Banking Corp.	62,703	25,910

63

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Robinsons Land Corp.	172,268	$46,121
Robinsons Retail Holdings, Inc.	16,680	13,764
San Miguel Corp.	46,220	86,221
Security Bank Corp.	27,730	39,162
Top Frontier Investment Holdings, Inc. (A)	18,024	35,317
Union Bank of the Philippines	69,628	79,446
Vista Land & Lifescapes, Inc.	569,000	16,485
		1,582,277
Poland - 0.8%
Alior Bank SA (A)	7,988	94,341
Asseco Poland SA	3,955	64,779
Bank Polska Kasa Opieki SA	6,668	153,335
Cognor Holding SA	7,020	11,382
Cyfrowy Polsat SA (A)	12,426	34,308
Develia SA	22,340	22,482
Enea SA (A)	19,073	31,807
Grupa Azoty SA (A)	4,728	26,567
Jastrzebska Spolka Weglowa SA (A)	3,425	34,366
KGHM Polska Miedz SA	8,799	224,159
Lubelski Wegiel Bogdanka SA	2,164	17,050
ORLEN SA	50,338	674,418
PGE Polska Grupa Energetyczna SA (A)	66,331	113,426
PKP Cargo SA (A)	5,709	19,197
Polimex-Mostostal SA (A)	8,593	8,707
Stalexport Autostrady SA	15,820	9,053
Tauron Polska Energia SA (A)	90,488	74,184
		1,613,561
Qatar - 0.8%
Aamal Company	210,501	48,583
Al Khaleej Takaful Group QSC	11,244	10,959
Alijarah Holding Company QPSC	77,548	16,771
Baladna (A)	72,138	25,337
Barwa Real Estate Company	145,868	103,453
Commercial Bank PSQC	174,283	258,511
Doha Bank QPSC	182,415	81,445
Doha Insurance Company QSC	25,407	14,600
Gulf International Services QSC	102,379	82,239
Gulf Warehousing Company	19,525	17,000
Masraf Al Rayan QSC	312,125	191,180
Mazaya Real Estate Development QPSC (A)	68,759	13,783
Medicare Group	8,898	14,168
Mesaieed Petrochemical Holding Company	223,749	114,175
Ooredoo QPSC	80,019	234,994
Qatar Aluminum Manufacturing Company	84,909	32,294
Qatar Insurance Company SAQ (A)	125,447	91,956
Qatar National Cement Company QSC	23,781	23,471
Qatar Navigation QSC	41,293	116,348
Salam International Investment, Ltd., QSC (A)	94,802	17,393
United Development Company QSC	177,150	52,551
Vodafone Qatar QSC	145,471	71,974
		1,633,185
Russia - 0.0%
Gazprom PJSC, ADR (A)(C)	196,506	21,616
LUKOIL PJSC, ADR (A)(C)	16,379	32,103
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(C)	1,686	1,686
RusHydro PJSC, ADR (A)(C)	52,278	1,568
VTB Bank PJSC, GDR (A)(C)	86,297	1,726
		58,699
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia - 3.8%
Al Babtain Power & Telecommunication Company	2,665	$21,013
Al Jouf Cement Company (A)	5,694	17,916
AlAbdullatif Industrial Investment Company (A)	1,743	7,970
AlJazira Takaful Ta'awuni Company (A)	2,630	11,213
Allianz Saudi Fransi Cooperative Insurance Company (A)	3,894	18,133
Alujain Corp. (A)	2,675	31,470
Arab National Bank	60,610	387,990
Arabian Cement Company	4,196	37,105
Arabian Shield Cooperative Insurance Company (A)	4,765	24,567
Arriyadh Development Company	5,359	30,322
Bank Al-Jazira (A)	36,964	165,690
Banque Saudi Fransi	43,109	419,787
City Cement Company	6,807	33,702
Dar Al Arkan Real Estate Development Company (A)	49,101	206,595
Dur Hospitality Company (A)	4,428	30,642
Eastern Province Cement Company	3,671	38,141
Emaar Economic City (A)	21,759	46,441
Etihad Etisalat Company	42,915	509,795
Hail Cement Company	4,570	14,924
Jazan Energy and Development Company (A)	2,068	8,296
L'Azurde Company for Jewelry	2,204	8,176
Methanol Chemicals Company (A)	2,886	17,497
Mobile Telecommunications Company Saudi Arabia	47,765	167,632
Najran Cement Company	7,837	25,592
National Industrialization Company (A)	27,624	93,597
Nayifat Finance Company (A)	2,655	9,978
Northern Region Cement Company	10,351	30,432
Rabigh Refining & Petrochemical Company (A)	27,500	79,432
Riyad Bank	19,428	143,851
Sahara International Petrochemical Company	33,187	335,125
Saudi Awwal Bank	63,314	582,629
Saudi Basic Industries Corp.	81,336	1,790,960
Saudi Ceramic Company	4,758	36,067
Saudi Chemical Company Holding	32,830	40,121
Saudi Industrial Investment Group	19,890	126,156
Saudi Industrial Services Company	2,229	15,558
Saudi Kayan Petrochemical Company (A)	74,626	248,874
Saudi Marketing Company	2,495	15,367
Seera Group Holding (A)	16,962	114,585
SHL Finance Company	4,742	23,128
Sinad Holding Company (A)	4,643	14,544
Tabuk Cement Company (A)	4,675	18,685
The National Company for Glass Industries	912	8,386
The Saudi Investment Bank	43,032	181,387
The Saudi National Bank	180,088	1,575,689
The Savola Group	7,399	71,160
Umm Al-Qura Cement Company (A)	2,316	10,266
Yamama Cement Company	11,422	101,150
Yanbu National Petrochemical Company	9,287	103,134
		8,050,870
Singapore - 0.0%
BOC Aviation, Ltd. (B)	8,100	56,434
South Africa - 2.6%
Absa Group, Ltd.	60,222	554,994

64

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
AECI, Ltd.	11,686	$69,596
African Rainbow Minerals, Ltd.	10,677	95,969
Aspen Pharmacare Holdings, Ltd.	23,325	211,280
Astral Foods, Ltd.	4,628	33,515
Balwin Properties, Ltd.	6,271	762
Barloworld, Ltd.	21,853	100,226
Blue Label Telecoms, Ltd. (A)	44,582	6,992
Caxton & CTP Publishers & Printers, Ltd.	19,879	11,395
DataTec, Ltd.	21,618	41,050
Exxaro Resources, Ltd.	20,960	190,457
Grindrod, Ltd.	45,556	27,734
Harmony Gold Mining Company, Ltd.	13,919	52,265
Harmony Gold Mining Company, Ltd., ADR	27,692	104,122
Hudaco Industries, Ltd.	5,065	41,137
Impala Platinum Holdings, Ltd.	78,568	409,272
Investec, Ltd.	16,949	97,324
KAP, Ltd. (A)	257,249	32,581
Lewis Group, Ltd.	14,408	29,836
Life Healthcare Group Holdings, Ltd.	87,146	93,213
Metair Investments, Ltd. (A)	23,633	18,661
Momentum Metropolitan Holdings	97,843	101,961
Motus Holdings, Ltd.	14,065	69,711
Mpact, Ltd.	23,460	36,141
MTN Group, Ltd.	10,156	60,469
Nedbank Group, Ltd.	30,206	322,144
Oceana Group, Ltd.	5,108	20,358
Old Mutual, Ltd.	351,536	223,778
Omnia Holdings, Ltd.	19,012	56,575
Pepkor Holdings, Ltd. (B)	136,329	123,876
PPC, Ltd. (A)	168,790	27,150
Raubex Group, Ltd.	20,799	30,944
RCL Foods, Ltd.	35,643	16,572
Reunert, Ltd.	19,682	62,470
Sappi, Ltd.	61,862	143,895
Sasol, Ltd. (D)	48,409	664,522
Sibanye Stillwater, Ltd.	166,515	255,632
Sibanye Stillwater, Ltd., ADR	12,243	75,539
Standard Bank Group, Ltd.	61,423	595,217
Super Group, Ltd.	42,421	74,034
Telkom SA SOC, Ltd. (A)	37,622	46,197
The Foschini Group, Ltd.	21,909	113,994
Thungela Resources, Ltd.	4,120	37,778
Trencor, Ltd. (A)	40,666	14,252
Wilson Bayly Holmes-Ovcon, Ltd. (A)	2,315	15,245
Zeda, Ltd. (A)	21,853	13,376
		5,424,211
South Korea - 12.5%
Ajin Industrial Company, Ltd. (A)	8,098	24,231
AK Holdings, Inc.	743	10,161
AMOREPACIFIC Group	1,900	42,847
Asia Cement Company, Ltd.	320	2,380
ASIA Holdings Company, Ltd.	241	30,767
Asia Paper Manufacturing Company, Ltd.	565	16,061
Binggrae Company, Ltd.	522	21,587
BNK Financial Group, Inc.	20,556	104,220
Bookook Securities Company, Ltd.	501	8,042
Chongkundang Holdings Corp.	288	11,481
Chorokbaem Media Company, Ltd. (A)(C)	1,145	4,582
Chosun Refractories Company, Ltd. (A)	1,001	17,433
CJ CheilJedang Corp.	819	185,915
CJ Corp.	1,674	111,128
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
CJ ENM Company, Ltd. (A)	847	$35,730
CJ Freshway Corp.	868	14,684
CJ Logistics Corp.	826	49,445
Com2uS Corp.	399	13,208
COWELL FASHION Company, Ltd.	5,483	29,093
CR Holdings Company, Ltd.	2,378	12,991
Cuckoo Homesys Company, Ltd.	560	8,633
Dae Won Kang Up Company, Ltd.	4,385	17,627
Daedong Corp.	860	12,086
Daehan Flour Mills Company, Ltd.	232	21,452
Daesang Corp.	2,028	28,065
Daesang Holdings Company, Ltd.	2,310	11,295
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	64,777
Daewoong Company, Ltd.	1,698	19,679
Dahaam E-Tec Company, Ltd. (A)(C)	2,630	68,021
Daihan Pharmaceutical Company, Ltd.	563	11,530
Daishin Securities Company, Ltd.	3,901	42,034
Daol Investment & Securities Company, Ltd.	4,729	13,179
Daou Technology, Inc.	2,309	29,790
DB Financial Investment Company, Ltd.	3,849	11,159
DB Insurance Company, Ltd.	3,071	203,483
Deutsch Motors, Inc.	3,903	15,994
DGB Financial Group, Inc.	19,003	110,656
DI Dong Il Corp.	789	16,070
DL E&C Company, Ltd.	4,034	92,952
DL Holdings Company, Ltd.	1,609	50,482
DMS Company, Ltd.	3,275	13,200
Dong-A Socio Holdings Company, Ltd.	153	11,413
Dong-A ST Company, Ltd.	332	14,734
Dongkuk CM Company, Ltd. (A)	2,006	11,182
Dongkuk Holdings Company, Ltd.	1,068	8,409
Dongkuk Steel Mill Company, Ltd. (A)	3,328	27,347
Dongwha Pharm Company, Ltd.	1,912	13,873
Dongwon Development Company, Ltd.	5,212	12,435
Dongwon F&B Company, Ltd.	610	14,044
Doosan Bobcat, Inc.	4,079	153,958
Doosan Company, Ltd.	554	46,379
DoubleUGames Company, Ltd.	512	15,175
Easy Holdings Company, Ltd.	3,872	7,771
EBEST Investment & Securities Company, Ltd.	2,321	7,140
E-MART, Inc.	1,480	77,167
Eugene Corp.	6,888	17,705
Eugene Investment & Securities Company, Ltd.	11,471	31,972
Eusu Holdings Company, Ltd.	1,407	6,127
Farmsco	2,687	6,250
Green Cross Corp.	133	10,692
Green Cross Holdings Corp.	1,608	16,612
GS Engineering & Construction Corp.	4,548	47,318
GS Global Corp. (A)	7,813	13,538
GS Holdings Corp.	5,061	149,324
GS Retail Company, Ltd.	3,309	57,894
Gwangju Shinsegae Company, Ltd.	760	17,207
Haesung Industrial Company, Ltd.	1,128	6,527
Hana Financial Group, Inc.	21,723	680,549
Handok, Inc.	729	7,025
Handsome Company, Ltd.	1,545	21,318
Hanil Cement Company, Ltd.	1,450	12,911
Hanil Holdings Company, Ltd.	3,183	26,167
Hanjin Transportation Company, Ltd.	1,052	15,938
Hankook Tire & Technology Company, Ltd.	5,360	156,786

65

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanshin Construction Company, Ltd.	1,844	$9,846
Hansol Holdings Company, Ltd.	5,241	10,752
Hansol Paper Company, Ltd.	2,920	22,599
Hansol Technics Company, Ltd.	3,325	15,222
Hanwha Corp.	2,757	48,895
Hanwha Galleria Corp. (A)	5,420	4,550
Hanwha Investment & Securities Company, Ltd. (A)	15,071	26,672
Hanwha Life Insurance Company, Ltd. (A)	34,108	72,008
Hanwha Solutions Corp. (A)	4,806	105,961
Hanyang Eng Company, Ltd.	1,654	17,902
Harim Holdings Company, Ltd.	1,443	7,518
HD Hyundai Company, Ltd.	3,580	175,822
HD Hyundai Construction Equipment Company, Ltd.	1,613	87,299
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,512	206,452
HDC Holdings Company, Ltd.	2,737	12,783
HDC Hyundai Development Co-Engineering & Construction, Series E	3,037	22,987
Hitejinro Holdings Company, Ltd.	995	6,278
HL Holdings Corp.	837	21,821
HL Mando Company, Ltd.	2,213	68,874
HMM Company, Ltd.	21,976	265,079
HS Industries Company, Ltd.	4,056	10,108
Huons Global Company, Ltd.	581	9,756
Huvis Corp. (A)	3,715	15,107
Hyosung Corp.	540	24,768
Hyundai Corp.	1,339	18,853
Hyundai Corp. Holdings, Inc.	1,811	14,252
Hyundai Department Store Company, Ltd.	1,243	58,475
Hyundai Engineering & Construction Company, Ltd.	5,407	145,064
Hyundai Futurenet Company, Ltd.	8,894	20,303
Hyundai GF Holdings	3,419	8,702
Hyundai Glovis Company, Ltd.	1,260	171,973
Hyundai Green Food (A)	1,814	15,103
Hyundai Home Shopping Network Corp.	652	20,198
Hyundai Livart Furniture Company, Ltd. (A)	1,327	8,824
Hyundai Marine & Fire Insurance Company, Ltd.	4,678	112,324
Hyundai Mobis Company, Ltd.	3,299	587,151
Hyundai Motor Company	9,538	1,348,711
Hyundai Motor Securities Company, Ltd.	3,480	21,597
Hyundai Steel Company	6,801	191,314
Hyundai Wia Corp.	1,286	60,703
Iljin Holdings Company, Ltd.	4,669	13,903
iMarketKorea, Inc.	1,985	13,019
Industrial Bank of Korea	18,712	155,268
Innocean Worldwide, Inc.	469	15,304
INTOPS Company, Ltd.	1,374	27,958
Inzi Controls Company, Ltd.	1,760	11,816
IS Dongseo Company, Ltd. (A)	860	18,252
JB Financial Group Company, Ltd.	11,451	84,337
Jeil Savings Bank (A)(C)	1,820	0
Kangwon Land, Inc.	3,386	37,888
KAON Group Company, Ltd.	3,062	16,937
KB Financial Group, Inc.	550	22,433
KB Financial Group, Inc., ADR	25,595	1,052,210
KC Company, Ltd.	1,496	18,066
KC Tech Company, Ltd.	889	14,300
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KCC Corp.	347	$63,275
KCC Glass Corp.	939	28,483
KCTC	4,403	12,325
KG Chemical Corp.	3,995	21,077
KG Eco Technology Service Company, Ltd.	1,161	10,650
Kginicis Company, Ltd.	1,190	9,445
KGMobilians Company, Ltd.	2,700	10,463
Kia Corp.	21,250	1,279,043
KISCO Corp.	4,131	19,578
KISCO Holdings Company, Ltd.	1,536	25,654
KISWIRE, Ltd.	1,688	25,963
KIWOOM Securities Company, Ltd.	1,432	100,064
Kolmar Korea Holdings Company, Ltd.	1,323	13,261
Kolon Corp.	898	11,591
Kolon Industries, Inc.	1,911	64,655
Korea Asset In Trust Company, Ltd.	9,060	21,120
Korea Circuit Company, Ltd. (A)	1,415	15,384
Korea Electric Terminal Company, Ltd.	561	21,169
Korea Investment Holdings Company, Ltd.	3,247	127,492
Korea Line Corp. (A)	23,137	30,519
Korea Petrochemical Industrial Company, Ltd.	441	44,509
Korea Real Estate Investment & Trust Company, Ltd.	14,635	13,084
Korea Zinc Company, Ltd.	187	70,047
Korean Air Lines Company, Ltd.	7,073	113,871
Korean Reinsurance Company	11,364	69,416
Kortek Corp.	1,806	9,824
KPX Chemical Company, Ltd.	660	21,444
KSS LINE, Ltd.	3,562	22,852
KT Skylife Company, Ltd.	1,768	7,830
Kukdo Chemical Company, Ltd.	466	17,931
Kumho HT, Inc. (A)	19,985	10,450
Kumho Petrochemical Company, Ltd.	1,206	119,665
KUMHOE&C Company, Ltd.	2,357	8,911
Kwang Dong Pharmaceutical Company, Ltd.	3,313	14,585
Kyeryong Construction Industrial Company, Ltd.	844	8,752
Kyung-In Synthetic Corp.	4,181	12,187
LF Corp.	2,312	24,438
LG Corp.	6,087	378,380
LG Display Company, Ltd., ADR (A)	42,905	209,376
LG Electronics, Inc.	9,906	739,161
LG HelloVision Company, Ltd.	3,836	10,734
LG Uplus Corp.	18,651	143,220
Lotte Chemical Corp.	1,213	123,150
Lotte Chilsung Beverage Company, Ltd.	253	23,480
Lotte Corp.	2,012	37,876
LOTTE Fine Chemical Company, Ltd.	1,504	65,148
LOTTE Himart Company, Ltd.	1,006	6,780
Lotte Shopping Company, Ltd.	881	46,555
Lotte Wellfood Company, Ltd.	95	7,678
LS Corp.	1,347	101,105
LX Hausys, Ltd.	659	22,331
LX Holdings Corp.	2,952	16,414
LX International Corp.	2,902	61,286
Meritz Financial Group, Inc. (A)	3,769	154,247
Mirae Asset Life Insurance Company, Ltd. (A)	8,582	29,963
Mirae Asset Securities Company, Ltd.	22,352	106,770
MK Electron Company, Ltd.	1,860	16,790
Motonic Corp.	2,259	14,950

66

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Muhak Company, Ltd.	2,080	$8,714
Namyang Dairy Products Company, Ltd.	58	19,824
Netmarble Corp. (A)(B)	1,149	35,781
Nexen Corp.	3,733	11,354
Nexen Tire Corp.	6,465	37,386
NH Investment & Securities Company, Ltd.	12,340	93,406
NHN Corp. (A)	1,882	31,702
Nice Information & Telecommunication, Inc.	705	11,188
Nong Shim Holdings Company, Ltd.	402	19,483
NongShim Company, Ltd.	163	57,031
NOVAREX Company, Ltd.	1,637	13,210
OCI Company, Ltd. (A)	500	45,115
OCI Holdings Company, Ltd.	1,105	79,828
Orion Holdings Corp.	2,756	31,187
Ottogi Corp.	84	22,718
Pan Ocean Company, Ltd.	26,446	96,829
Paradise Company, Ltd. (A)	1,963	23,618
Partron Company, Ltd.	3,579	20,900
PHA Company, Ltd.	2,626	18,886
Poongsan Corp.	2,423	60,560
Poongsan Holdings Corp.	1,129	26,940
POSCO Holdings, Inc.	4,950	1,950,146
RFTech Company, Ltd. (A)	4,033	11,547
Sam Young Electronics Company, Ltd.	938	5,714
Samho Development Company, Ltd.	4,213	10,562
SAMPYO Cement Company, Ltd.	4,134	10,029
Samsung C&T Corp.	4,114	328,011
Samsung Card Company, Ltd.	2,454	55,338
Samsung Electronics Company, Ltd.	73,567	3,719,116
Samsung Fire & Marine Insurance Company, Ltd.	2,745	527,935
Samsung Life Insurance Company, Ltd.	4,195	218,228
Samsung SDS Company, Ltd.	908	90,938
Samsung Securities Company, Ltd.	4,810	130,867
Samyang Corp.	258	8,555
Samyang Holdings Corp.	535	27,680
Sangsangin Company, Ltd. (A)	3,653	12,966
Seah Besteel Holdings Corp.	1,017	18,497
Sebang Company, Ltd.	1,153	9,416
Sebang Global Battery Company, Ltd.	601	26,344
Seegene, Inc.	2,081	32,833
Sejong Industrial Company, Ltd.	1,547	7,093
Sejong Telecom, Inc.	16,079	7,627
Seohee Construction Company, Ltd.	13,592	13,502
Seoul Semiconductor Company, Ltd.	3,322	25,878
Seoyon Company, Ltd.	2,508	13,519
SGC Energy Company, Ltd.	744	14,165
SGC eTec E&C Company, Ltd.	231	3,449
Shindaeyang Paper Company, Ltd.	2,670	10,639
Shinhan Financial Group Company, Ltd.	2,494	65,638
Shinhan Financial Group Company, Ltd., ADR	32,928	872,263
Shinsegae Engineering & Construction Company, Ltd.	621	7,035
Shinsegae Food Company, Ltd.	268	7,557
Shinsegae International, Inc.	1,033	14,322
Shinsegae, Inc.	668	93,985
Shinyoung Securities Company, Ltd.	580	24,098
SIMMTECH HOLDINGS Company, Ltd.	3,917	7,979
SK Chemicals Company, Ltd.	288	13,455
SK Discovery Company, Ltd.	1,496	45,176
SK Gas, Ltd.	304	33,736
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK Hynix, Inc.	16,275	$1,377,918
SK Innovation Company, Ltd. (A)	4,887	536,204
SK Networks Company, Ltd.	16,268	73,491
SK Securities Company, Ltd.	27,076	12,284
SK, Inc.	2,806	303,404
SL Corp.	1,341	32,409
SNT Holdings Company, Ltd.	1,460	16,431
SNT Motiv Company, Ltd.	882	28,471
S-Oil Corp.	3,185	186,279
Songwon Industrial Company, Ltd.	1,547	20,026
Spigen Korea Company, Ltd.	525	12,601
Sugentech, Inc.	1,378	7,316
Suheung Company, Ltd.	502	10,675
Sungshin Cement Company, Ltd.	2,022	13,568
Sungwoo Hitech Company, Ltd.	2,984	20,308
Sunjin Company, Ltd.	2,276	12,751
Taekwang Industrial Company, Ltd.	48	20,246
Taeyoung Engineering & Construction Company, Ltd.	2,234	5,874
Tongyang Life Insurance Company, Ltd. (A)	7,644	26,658
TS Corp.	12,730	30,200
TY Holdings Company, Ltd.	2,153	9,765
Uju Electronics Company, Ltd.	672	6,005
Unid Btplus Company, Ltd. (A)	637	3,763
Unid Company, Ltd.	406	18,452
WiSoL Company, Ltd.	2,256	10,474
Wonik Holdings Company, Ltd. (A)	5,948	14,071
Wonik Materials Company, Ltd.	880	16,964
Woori Financial Group, Inc.	41,842	379,301
Young Poong Corp.	51	19,398
Youngone Corp.	2,509	89,679
Youngone Holdings Company, Ltd.	920	54,801
Yuanta Securities Korea Company, Ltd.	11,703	21,738
		26,354,758
Taiwan - 16.3%
Abico Avy Company, Ltd.	24,990	18,636
Acer, Inc.	256,452	288,965
ACES Electronic Company, Ltd.	19,323	17,135
Acter Group Corp., Ltd.	8,000	40,569
Advanced International Multitech Company, Ltd.	13,000	28,393
AGV Products Corp.	11,716	4,485
Altek Corp.	16,000	16,578
AmTRAN Technology Company, Ltd. (A)	52,255	19,303
Apacer Technology, Inc.	11,000	18,650
APCB, Inc.	37,000	23,115
Apex International Company, Ltd.	7,000	12,226
Arcadyan Technology Corp.	8,000	40,198
Ardentec Corp.	45,000	87,373
Argosy Research, Inc.	7,000	29,020
ASE Technology Holding Company, Ltd.	256,000	873,846
Asia Cement Corp.	137,805	169,757
Asia Optical Company, Inc.	14,000	27,378
Asia Polymer Corp.	50,607	38,346
Asia Tech Image, Inc.	12,000	25,006
Asustek Computer, Inc.	49,000	557,573
Audix Corp.	21,000	37,579
AUO Corp. (A)	411,200	208,976
AVerMedia Technologies, Inc.	19,000	16,025
Bank of Kaohsiung Company, Ltd. (A)	84,670	31,492
Basso Industry Corp.	8,000	9,805
BenQ Materials Corp.	13,000	14,032
BES Engineering Corp.	163,700	55,045

67

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Brighton-Best International Taiwan, Inc.	19,000	$19,861
Capital Securities Corp.	183,403	83,031
Career Technology MFG. Company, Ltd.	34,200	23,081
Catcher Technology Company, Ltd.	43,000	243,354
Cathay Financial Holding Company, Ltd. (A)	406,775	561,670
Cathay Real Estate Development Company, Ltd.	46,400	21,636
Celxpert Energy Corp.	12,896	11,807
Center Laboratories, Inc.	37,369	53,128
Central Reinsurance Company, Ltd. (A)	40,463	29,233
Chang Hwa Commercial Bank, Ltd.	326,994	174,852
CHC Healthcare Group	8,000	14,834
Chen Full International Company, Ltd.	15,000	17,314
Cheng Loong Corp.	68,320	60,668
Cheng Mei Materials Technology Corp. (A)	39,090	14,770
Cheng Shin Rubber Industry Company, Ltd.	155,000	204,193
Cheng Uei Precision Industry Company, Ltd.	37,629	47,706
Chia Hsin Cement Corp.	15,300	8,800
Chicony Electronics Company, Ltd.	28,000	100,300
China Airlines, Ltd.	264,910	174,271
China Bills Finance Corp.	95,000	42,250
China Chemical & Pharmaceutical Company, Ltd.	34,000	24,223
China Development Financial Holding Corp. (A)	1,167,535	426,815
China General Plastics Corp.	22,000	16,988
China Man-Made Fiber Corp. (A)	139,414	33,826
China Metal Products Company, Ltd.	26,513	29,179
China Motor Corp.	30,250	91,452
China Petrochemical Development Corp. (A)	309,245	89,905
China Steel Corp.	1,010,180	790,504
Chin-Poon Industrial Company, Ltd.	43,571	53,062
Chipbond Technology Corp.	70,000	148,067
ChipMOS Technologies, Inc.	66,938	77,626
Chong Hong Construction Company, Ltd.	19,000	43,606
Chun Yuan Steel Industry Company, Ltd.	50,874	26,730
Clevo Company	27,000	26,416
CMC Magnetics Corp. (A)	68,121	25,263
Compal Electronics, Inc.	325,000	309,696
Compeq Manufacturing Company, Ltd.	77,000	126,563
Concord Securities Company, Ltd. (A)	26,000	10,800
Continental Holdings Corp.	49,050	40,751
Coremax Corp.	9,823	24,028
Coretronic Corp.	40,000	95,411
Co-Tech Development Corp.	3,000	5,759
CTBC Financial Holding Company, Ltd.	1,395,348	1,060,150
CTCI Corp.	10,000	12,227
DA CIN Construction Company, Ltd.	20,000	20,577
Da-Li Development Company, Ltd.	17,850	17,367
Darfon Electronics Corp.	16,000	21,403
Darwin Precisions Corp.	37,000	18,136
Depo Auto Parts Industrial Company, Ltd.	12,000	49,856
D-Link Corp.	50,600	31,614
Dyaco International, Inc.	5,795	6,188
Dynamic Holding Company, Ltd.	35,584	92,438
Dynapack International Technology Corp.	10,000	24,883
E.Sun Financial Holding Company, Ltd.	51,719	38,880
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Eastern Media International Corp. (A)	16,000	$11,087
Edom Technology Company, Ltd.	18,400	13,123
Elite Advanced Laser Corp.	7,000	12,808
Elitegroup Computer Systems Company, Ltd.	42,104	38,743
Ennostar, Inc. (A)	42,656	58,073
EnTie Commercial Bank Company, Ltd.	58,000	24,623
Eternal Materials Company, Ltd.	57,400	50,428
Eva Airways Corp.	218,725	201,784
Everest Textile Company, Ltd. (A)	64,835	15,369
Evergreen International Storage & Transport Corp.	44,600	39,496
Evergreen Marine Corp. Taiwan, Ltd.	83,662	300,874
Evergreen Steel Corp.	10,000	22,000
Everlight Chemical Industrial Corp.	49,250	29,531
Everlight Electronics Company, Ltd.	46,000	66,882
Excelsior Medical Company, Ltd.	18,271	50,512
Far Eastern Department Stores, Ltd.	77,720	56,846
Far Eastern International Bank	253,756	91,645
Far Eastern New Century Corp.	252,249	224,970
Farglory Land Development Company, Ltd.	28,530	51,098
Feng Hsin Steel Company, Ltd.	8,000	16,664
First Financial Holding Company, Ltd.	623,473	513,060
First Steamship Company, Ltd. (A)	84,809	22,190
Fitipower Integrated Technology, Inc.	5,200	44,755
Fittech Company, Ltd.	9,000	17,897
FLEXium Interconnect, Inc.	27,000	73,692
Formosa Advanced Technologies Company, Ltd.	25,000	29,852
Formosa Chemicals & Fibre Corp.	184,000	350,619
Formosa Laboratories, Inc.	9,543	25,912
Formosa Petrochemical Corp.	4,000	9,987
Formosa Plastics Corp.	188,000	464,749
Formosa Taffeta Company, Ltd.	67,000	52,818
Formosan Rubber Group, Inc.	29,718	21,088
Formosan Union Chemical	48,812	31,990
Foxconn Technology Company, Ltd.	64,626	115,624
Foxsemicon Integrated Technology, Inc.	4,000	23,039
FSP Technology, Inc.	10,000	15,365
Fu Hua Innovation Company, Ltd.	23,970	21,064
Fubon Financial Holding Company, Ltd.	463,895	873,388
Fulgent Sun International Holding Company, Ltd.	11,000	40,652
Fulltech Fiber Glass Corp.	47,271	24,183
Fwusow Industry Company, Ltd.	41,200	25,471
G Shank Enterprise Company, Ltd.	15,535	23,619
Gamania Digital Entertainment Company, Ltd.	9,000	18,457
Gemtek Technology Corp.	32,000	36,168
General Interface Solution Holding, Ltd.	29,000	53,033
Getac Holdings Corp.	14,000	33,721
Giantplus Technology Company, Ltd.	31,000	12,619
Gigabyte Technology Company, Ltd.	5,000	43,949
Global Brands Manufacture, Ltd.	37,541	72,172
Global Lighting Technologies, Inc.	6,000	9,511
Global PMX Company, Ltd.	3,000	12,644
Globe Union Industrial Corp. (A)	27,525	12,751
Gloria Material Technology Corp.	39,684	55,944
Goldsun Building Materials Company, Ltd.	93,540	72,631
Gourmet Master Company, Ltd.	6,000	19,628
Grand Pacific Petrochemical	77,000	39,721
Great China Metal Industry	33,000	24,486
Great Wall Enterprise Company, Ltd.	15,724	26,210

68

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Greatek Electronics, Inc.	12,000	$20,605
Hannstar Board Corp.	39,750	73,272
HannStar Display Corp. (A)	176,842	63,629
HannsTouch Holdings Company (A)	64,000	18,695
Hey Song Corp.	40,000	47,466
Highwealth Construction Corp.	64,358	78,678
Hitron Technology, Inc.	28,000	29,599
Ho Tung Chemical Corp.	88,399	22,869
Holy Stone Enterprise Company, Ltd.	10,500	31,857
Hon Hai Precision Industry Company, Ltd.	780,448	2,515,568
Hong Pu Real Estate Development Company, Ltd.	27,000	22,246
Hong TAI Electric Industrial	20,000	17,089
Horizon Securities Company, Ltd. (A)	19,080	6,328
Hsin Kuang Steel Company, Ltd.	10,000	14,502
Hsing TA Cement Company, Ltd.	38,000	20,907
Hua Nan Financial Holdings Company, Ltd.	476,096	302,532
Huang Hsiang Construction Corp.	18,000	21,813
Hung Ching Development & Construction Company, Ltd.	14,000	9,848
Hung Sheng Construction, Ltd.	42,240	24,927
IBF Financial Holdings Company, Ltd. (A)	268,707	97,039
Ichia Technologies, Inc.	25,000	31,195
IEI Integration Corp.	12,000	29,494
Innolux Corp. (A)	565,337	230,581
Inpaq Technology Company, Ltd.	12,602	24,063
Integrated Service Technology, Inc.	9,000	25,536
International CSRC Investment Holdings Company	81,383	50,820
Inventec Corp.	158,000	240,883
Iron Force Industrial Company, Ltd.	6,000	17,255
ITEQ Corp.	11,000	31,156
Jarllytec Company, Ltd.	9,000	37,131
Jess-Link Products Company, Ltd.	13,000	29,399
Kaimei Electronic Corp.	10,640	21,890
Kedge Construction Company, Ltd.	6,831	15,748
Kenda Rubber Industrial Company, Ltd.	41,496	37,888
Kerry TJ Logistics Company, Ltd.	16,000	18,310
Kindom Development Company, Ltd.	24,000	24,652
King Yuan Electronics Company, Ltd.	112,796	266,005
King's Town Bank Company, Ltd.	83,000	95,402
King's Town Construction Company, Ltd. (A)	7,300	7,028
Kinko Optical Company, Ltd.	15,758	13,546
Kinpo Electronics, Inc.	108,269	51,713
Kinsus Interconnect Technology Corp.	22,000	74,144
KS Terminals, Inc.	9,000	20,152
Kuo Toong International Company, Ltd.	18,248	18,651
Kuo Yang Construction Company, Ltd. (A)	12,000	6,711
Kwong Lung Enterprise Company, Ltd.	7,000	11,485
L&K Engineering Company, Ltd.	17,000	61,947
Largan Precision Company, Ltd.	8,000	529,988
Lealea Enterprise Company, Ltd. (A)	93,728	30,496
Lelon Electronics Corp.	8,000	14,567
Li Peng Enterprise Company, Ltd. (A)	62,000	14,421
Lida Holdings, Ltd.	4,640	4,953
Lien Hwa Industrial Holdings Corp.	48,198	93,224
Lingsen Precision Industries, Ltd.	49,481	27,640
Lite-On Technology Corp.	120,000	453,049
Longchen Paper & Packaging Company, Ltd.	66,189	30,180
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Lumax International Corp., Ltd.	3,600	$9,463
Lung Yen Life Service Corp. (A)	9,000	10,199
Macauto Industrial Company, Ltd.	8,000	19,531
Macronix International Company, Ltd.	156,000	152,963
Mega Financial Holding Company, Ltd.	418,479	489,193
Mercuries & Associates Holding, Ltd. (A)	56,669	21,856
Mercuries Life Insurance Company, Ltd. (A)	87,212	13,845
Mitac Holdings Corp.	58,316	73,636
MOSA Industrial Corp.	9,738	7,803
MPI Corp.	11,000	70,059
Namchow Holdings Company, Ltd.	9,000	13,797
Nan Ya Plastics Corp.	302,000	623,034
Nantex Industry Company, Ltd.	28,000	31,417
Nanya Technology Corp.	106,000	216,021
Nishoku Technology, Inc.	7,800	23,023
O-Bank Company, Ltd.	52,538	15,484
Orient Semiconductor Electronics, Ltd.	26,000	33,867
Oriental Union Chemical Corp.	28,000	16,570
Pacific Construction Company	38,289	10,809
Paiho Shih Holdings Corp.	11,550	7,332
Pan-International Industrial Corp.	44,481	51,116
PChome Online, Inc. (A)	6,612	8,494
Pegatron Corp.	162,660	386,166
Phison Electronics Corp.	12,000	169,980
Pou Chen Corp.	164,348	146,031
Powerchip Semiconductor Manufacturing Corp.	240,000	197,889
Powertech Technology, Inc.	39,000	122,745
President Securities Corp.	99,549	57,858
Primax Electronics, Ltd.	26,000	55,780
Prince Housing & Development Corp.	142,555	47,268
Prodisc Technology, Inc. (A)(C)	762,000	0
Promate Electronic Company, Ltd.	8,000	11,713
Prosperity Dielectrics Company, Ltd.	6,000	8,510
Qisda Corp.	134,280	186,218
Quang Viet Enterprise Company, Ltd.	4,000	13,934
Quanta Computer, Inc.	10,000	74,841
Quanta Storage, Inc.	23,000	59,433
Radiant Opto-Electronics Corp.	34,000	129,546
Radium Life Tech Company, Ltd. (A)	102,621	27,389
Rechi Precision Company, Ltd.	20,000	12,063
Ritek Corp. (A)	57,799	14,623
Roo Hsing Company, Ltd. (A)	67,000	7,930
Ruentex Development Company, Ltd. (A)	85,500	93,308
Ruentex Industries, Ltd. (A)	39,424	71,827
Sampo Corp.	43,470	38,435
San Far Property, Ltd.	28,964	13,555
Sanyang Motor Company, Ltd.	48,000	115,672
Savior Lifetec Corp.	33,000	17,893
Sercomm Corp.	22,000	83,857
Sesoda Corp.	13,064	12,596
Shan-Loong Transportation Company, Ltd.	23,000	21,872
Sheng Yu Steel Company, Ltd.	22,000	16,432
ShenMao Technology, Inc.	8,000	15,042
Shih Wei Navigation Company, Ltd.	26,332	16,112
Shihlin Electric & Engineering Corp.	21,000	75,209
Shin Kong Financial Holding Company, Ltd. (A)	870,344	250,207
Shin Zu Shing Company, Ltd.	8,000	19,894
Shining Building Business Company, Ltd. (A)	55,118	16,814

69

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Shinkong Insurance Company, Ltd.	27,000	$50,542
Shinkong Synthetic Fibers Corp.	132,239	62,718
Shuttle, Inc. (A)	25,000	12,593
Sigurd Microelectronics Corp.	47,773	85,060
Simplo Technology Company, Ltd.	8,000	83,162
Sincere Navigation Corp.	24,000	17,668
Sinher Technology, Inc.	8,000	8,700
Sinon Corp.	25,650	29,078
SinoPac Financial Holdings Company, Ltd.	760,461	410,192
Sinyi Realty, Inc.	13,000	11,540
Sirtec International Company, Ltd.	23,800	21,654
Siward Crystal Technology Company, Ltd.	20,000	19,875
Soft-World International Corp.	4,000	11,960
Solar Applied Materials Technology Corp.	11,000	12,441
Sports Gear Company, Ltd.	8,000	16,333
St. Shine Optical Company, Ltd.	4,000	23,867
Sunrex Technology Corp.	11,678	17,122
Swancor Holding Company, Ltd.	4,000	11,291
Syncmold Enterprise Corp.	6,000	11,881
Synnex Technology International Corp.	87,000	172,791
T3EX Global Holdings Corp.	3,000	7,164
TA Chen Stainless Pipe	120,579	137,877
TA-I Technology Company, Ltd.	8,000	11,544
Taichung Commercial Bank Company, Ltd.	220,885	100,292
TaiDoc Technology Corp.	4,000	18,457
Taiflex Scientific Company, Ltd.	24,100	31,862
Tainan Spinning Company, Ltd.	135,638	61,792
Taishin Financial Holding Company, Ltd.	825,464	458,075
Taita Chemical Company, Ltd.	27,818	15,350
TAI-TECH Advanced Electronics Company, Ltd.	5,000	16,974
Taiwan Business Bank	482,470	197,457
Taiwan Cement Corp.	363,325	374,419
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	16,120
Taiwan Cooperative Financial Holding Company, Ltd.	485,422	385,172
Taiwan Fertilizer Company, Ltd.	52,000	94,924
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	29,669
Taiwan FU Hsing Industrial Company, Ltd.	21,000	27,822
Taiwan Glass Industry Corp. (A)	80,319	47,565
Taiwan Hon Chuan Enterprise Company, Ltd.	29,000	94,888
Taiwan Kolin Company, Ltd. (A)(C)	327,000	0
Taiwan Navigation Company, Ltd.	19,000	17,276
Taiwan Paiho, Ltd.	14,000	23,520
Taiwan PCB Techvest Company, Ltd.	36,000	50,514
Taiwan Shin Kong Security Company, Ltd.	8,000	9,939
Taiwan Styrene Monomer	38,000	18,946
Taiwan Surface Mounting Technology Corp.	26,225	74,864
Taiwan Union Technology Corp.	14,000	59,133
Taiyen Biotech Company, Ltd.	26,137	27,125
Tatung Company, Ltd. (A)	94,000	129,361
TBI Motion Technology Company, Ltd.	12,000	11,908
TCI Company, Ltd.	3,000	16,794
Teco Electric & Machinery Company, Ltd.	109,000	175,658
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Test Research, Inc.	13,000	$24,506
The Ambassador Hotel	29,000	46,285
The Shanghai Commercial & Savings Bank, Ltd.	182,823	245,119
Thinking Electronic Industrial Company, Ltd.	4,000	18,122
Thye Ming Industrial Company, Ltd.	24,800	42,268
Ton Yi Industrial Corp.	97,000	49,607
Tong Hsing Electronic Industries, Ltd.	13,260	61,280
Tong Yang Industry Company, Ltd.	40,627	98,609
Tong-Tai Machine & Tool Company, Ltd.	26,588	14,047
TOPBI International Holdings, Ltd. (A)	8,077	2,962
Topkey Corp.	6,000	31,031
Topoint Technology Company, Ltd.	29,190	24,536
TPK Holding Company, Ltd.	41,000	42,754
Transcend Information, Inc.	9,000	20,252
Tripod Technology Corp.	20,000	119,436
Tsann Kuen Enterprise Company, Ltd.	4,911	5,977
TSRC Corp.	50,000	36,634
Tung Ho Steel Enterprise Corp.	61,640	115,978
TURVO International Company, Ltd.	4,000	14,389
TXC Corp.	27,000	81,056
TYC Brother Industrial Company, Ltd.	15,511	21,022
Tycoons Group Enterprise (A)	26,706	10,387
Tyntek Corp. (A)	36,000	19,930
U-Ming Marine Transport Corp.	38,000	56,301
Union Bank of Taiwan	154,915	63,851
Unitech Printed Circuit Board Corp.	78,985	46,460
United Microelectronics Corp.	831,794	1,167,977
United Renewable Energy Company, Ltd.	12,000	5,486
Universal Cement Corp.	28,307	22,849
UPC Technology Corp.	89,751	41,320
USI Corp.	80,996	52,061
Wafer Works Corp.	41,000	56,054
Wah Lee Industrial Corp.	20,520	59,226
Walsin Lihwa Corp.	177,589	202,789
Walsin Technology Corp.	25,000	79,534
Walton Advanced Engineering, Inc.	39,584	16,381
Wan Hai Lines, Ltd.	58,800	88,096
Wei Chuan Foods Corp.	33,000	18,865
Weikeng Industrial Company, Ltd.	25,000	21,245
Well Shin Technology Company, Ltd.	15,000	23,469
Win Semiconductors Corp.	19,000	76,141
Winbond Electronics Corp.	316,793	249,007
Wintek Corp. (A)(C)	543,000	0
Wisdom Marine Lines Company, Ltd.	36,343	54,646
Wistron Corp.	264,291	836,972
Wistron NeWeb Corp.	12,000	51,328
WPG Holdings, Ltd.	149,400	280,610
WT Microelectronics Company, Ltd.	45,174	156,196
Xxentria Technology Materials Corp.	8,800	20,670
Yageo Corp.	20,946	341,081
Yang Ming Marine Transport Corp.	152,000	214,173
YC INOX Company, Ltd.	40,104	33,952
Yea Shin International Development Company, Ltd.	26,458	21,235
Yem Chio Company, Ltd.	42,717	21,512
Yeong Guan Energy Technology Group Company, Ltd. (A)	13,553	22,182
YFY, Inc.	117,202	118,279
Yieh Phui Enterprise Company, Ltd.	72,343	34,218
Youngtek Electronics Corp.	17,000	29,946
Yuanta Financial Holding Company, Ltd.	733,160	569,529

70

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Yulon Motor Company, Ltd.	59,632	$153,620
YungShin Global Holding Corp.	8,000	10,907
Zeng Hsing Industrial Company, Ltd.	4,297	14,381
Zenitron Corp.	28,000	27,275
Zhen Ding Technology Holding, Ltd.	48,000	146,544
Zig Sheng Industrial Company, Ltd. (A)	38,908	11,599
Zyxel Group Corp.	30,540	47,336
		34,471,214
Thailand - 2.0%
AAPICO Hitech PCL	35,352	32,628
AP Thailand PCL	223,670	72,390
Bangchak Corp. PCL	91,600	102,745
Bangkok Bank PCL	48,200	221,224
Bangkok Bank PCL, NVDR	14,500	66,551
Bangkok Commercial Asset Management PCL	46,300	13,300
Bangkok Insurance PCL	3,050	26,376
Bangkok Land PCL (A)	1,059,200	22,392
Bangkok Life Assurance PCL, NVDR	18,200	13,843
Bangkok Ranch PCL (A)	92,300	6,480
Banpu PCL	535,067	117,287
Berli Jucker PCL	86,900	73,192
Cal-Comp Electronics Thailand PCL	145,292	6,458
Charoen Pokphand Foods PCL	377,100	214,153
Esso Thailand PCL	83,900	22,790
GFPT PCL	43,900	12,529
Indorama Ventures PCL	130,000	92,557
IRPC PCL	943,100	53,151
Italian-Thai Development PCL (A)	477,400	17,927
Kasikornbank PCL, NVDR	28,200	97,335
Khon Kaen Sugar Industry PCL	192,600	14,898
Kiatnakin Phatra Bank PCL	19,400	29,379
Krung Thai Bank PCL	207,700	108,117
LPN Development PCL	52,900	6,036
Millcon Steel PCL (A)	167,887	2,167
Polyplex Thailand PCL	14,000	4,911
Precious Shipping PCL	66,500	17,655
Pruksa Holding PCL	78,800	27,633
PTT Exploration & Production PCL	93,600	436,751
PTT Global Chemical PCL	115,500	108,923
PTT PCL	861,000	789,668
Quality Houses PCL	377,100	23,155
Regional Container Lines PCL	30,000	17,911
Rojana Industrial Park PCL	113,100	21,526
Saha-Union PCL	16,100	13,794
Sansiri PCL	1,026,866	47,565
SC Asset Corp. PCL	238,196	25,463
SCB X PCL	42,400	119,108
Siam City Cement PCL	4,900	17,970
Siamgas & Petrochemicals PCL	78,400	17,538
Sino-Thai Engineering & Construction PCL	94,900	24,419
Somboon Advance Technology PCL	51,300	25,601
SPCG PCL	58,900	19,867
Sri Trang Agro-Industry PCL	84,800	34,149
Srithai Superware PCL	283,000	9,076
Star Petroleum Refining PCL	100,000	24,873
STP & I PCL (A)	21,600	1,981
Supalai PCL	123,100	67,864
Super Energy Corp. PCL (A)	743,000	9,568
Syntec Construction PCL (A)	156,500	7,118
Thai Oil PCL	92,873	127,980
Thai Stanley Electric PCL	700	3,504
Thai Union Group PCL	225,600	89,686
Thanachart Capital PCL	27,300	37,463
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
The Lanna Resources PCL	44,200	$18,927
The Siam Cement PCL	36,600	301,762
Thoresen Thai Agencies PCL	75,500	12,631
TMBThanachart Bank PCL	1,347,695	63,523
TPI Polene PCL	559,900	22,289
TPI Polene Power PCL	283,200	25,820
True Corp. PCL	406,502	78,943
		4,142,520
Turkey - 1.2%
Akbank TAS	273,631	333,312
Aksa Enerji Uretim AS	17,327	25,962
Albaraka Turk Katilim Bankasi AS (A)	184,260	28,061
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	57,494
Bera Holding AS	48,358	30,129
Dogan Sirketler Grubu Holding AS	104,285	50,734
Eczacibasi Yatirim Holding Ortakligi AS	1	5
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	12,278	24,767
Enka Insaat ve Sanayi AS	76,018	96,354
Eregli Demir ve Celik Fabrikalari TAS (A)	76,335	123,641
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,846	189
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	35,655
GSD Holding AS	173,611	30,837
KOC Holding AS	65,109	348,038
Sekerbank Turk AS	178,589	41,161
TAV Havalimanlari Holding AS (A)	11,684	53,264
Tekfen Holding AS	15,803	30,859
Turk Hava Yollari AO (A)	48,082	424,391
Turkiye Garanti Bankasi AS	43,442	84,268
Turkiye Is Bankasi AS, Class C	209,300	196,015
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	41,687
Turkiye Sise ve Cam Fabrikalari AS	68,317	135,894
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	47,924
Uzel Makina Sanayii AS (A)(C)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS (A)	6,172	14,236
Yapi ve Kredi Bankasi AS	294,890	197,964
		2,452,841
United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank PJSC	231,290	544,704
Agthia Group PJSC	33,488	42,765
Al Seer Marine Supplies & Equipment Company LLC (A)	4,853	11,034
Aldar Properties PJSC	256,838	402,851
Amanat Holdings PJSC	77,820	22,256
Amlak Finance PJSC (A)	70,121	16,045
Dana Gas PJSC	313,959	75,288
Deyaar Development PJSC (A)	187,028	34,283
Dubai Investments PJSC	195,034	131,150
Dubai Islamic Bank PJSC	82,643	131,639
Emaar Development PJSC	95,957	182,685
Emaar Properties PJSC	414,904	907,991
Emirates NBD Bank PJSC	147,237	713,529
Eshraq Investments PJSC (A)	138,023	19,100
Islamic Arab Insurance Company (A)	45,511	8,165
RAK Properties PJSC (A)	77,735	24,556
Ras Al Khaimah Ceramics	24,868	17,603
SHUAA Capital PSC (A)	76,875	7,115
		3,292,759

71

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 0.1%
AngloGold Ashanti PLC	17,506	$276,595
United States - 0.0%
Nexteer Automotive Group, Ltd.	95,000	51,547
TOTAL COMMON STOCKS (Cost $221,889,875)		$204,901,459
PREFERRED SECURITIES - 2.3%
Brazil - 2.3%
Banco ABC Brasil SA	9,841	38,980
Banco Bradesco SA	249,976	711,155
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	55,347
Banco Pan SA	12,745	20,487
Eucatex SA Industria e Comercio	4,200	10,445
Gerdau SA	86,494	415,215
Marcopolo SA	55,200	63,913
Petroleo Brasileiro SA	486,306	3,351,332
Randon SA Implementos e Participacoes	21,672	50,272
Usinas Siderurgicas de Minas Gerais SA, A Shares	57,310	75,706
		4,792,852
Colombia - 0.0%
Grupo Argos SA	23,975	38,871
Grupo de Inversiones Suramericana SA	9,424	28,341
		67,212
India - 0.0%
TVS Holdings Pvt, Ltd. (A)(C)	52	12
TVS Holdings, Ltd. (A)	51,504	6,424
		6,436
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	8,942
TOTAL PREFERRED SECURITIES (Cost $4,570,737)		$4,875,442
RIGHTS - 0.0%
Banco de Credito e Inversiones SA (Expiration Date: 10-23-23; Strike Price: CLP 22,000.00) (A)(C)	134	107
TOTAL RIGHTS (Cost $0)		$107
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
Millcon Steel PCL (Expiration Date: 12-13-24; Strike Price: THB 0.40) (A)	41,971	$104
TOTAL WARRANTS (Cost $0)		$104
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2943% (E)(F)	51,830	518,079
TOTAL SHORT-TERM INVESTMENTS (Cost $518,113)		$518,079
Total Investments (Emerging Markets Value Trust) (Cost $226,978,725) - 99.5%		$210,295,191
Other assets and liabilities, net - 0.5%		974,640
TOTAL NET ASSETS - 100.0%		$211,269,831
Currency Abbreviations
CLP	Chilean Peso
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $493,307.
(E)	The rate shown is the annualized seven-day yield as of 9-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Emerging Markets Index Futures	29	Long	Dec 2023	$1,418,860	$1,385,765	$(33,095)
						$(33,095)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 4.5%
Diversified telecommunication services – 0.8%
AT&T, Inc.	120,337	$1,807,462
72

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	247,449	$8,019,822
		9,827,284
Entertainment – 1.1%
The Walt Disney Company (A)	178,139	14,438,166
Interactive media and services – 0.2%
Meta Platforms, Inc., Class A (A)	8,570	2,572,800
Media – 2.4%
Comcast Corp., Class A	122,718	5,441,316
News Corp., Class A	1,159,660	23,262,780
News Corp., Class B	124,182	2,591,678
		31,295,774
		58,134,024
Consumer discretionary – 2.7%
Broadline retail – 0.4%
Kohl's Corp.	238,056	4,989,654
Hotels, restaurants and leisure – 0.8%
Las Vegas Sands Corp.	243,083	11,142,925
Leisure products – 0.7%
Mattel, Inc. (A)	395,886	8,721,369
Specialty retail – 0.8%
Best Buy Company, Inc.	76,078	5,285,139
The TJX Companies, Inc.	55,592	4,941,017
		10,226,156
		35,080,104
Consumer staples – 8.4%
Beverages – 0.4%
Constellation Brands, Inc., Class A	22,469	5,647,134
Consumer staples distribution and retail – 1.4%
Dollar General Corp.	24,000	2,539,200
Walmart, Inc.	93,328	14,925,947
		17,465,147
Food products – 2.2%
Conagra Brands, Inc.	581,412	15,942,317
Mondelez International, Inc., Class A	26,265	1,822,791
Tyson Foods, Inc., Class A	221,206	11,168,691
		28,933,799
Household products – 1.6%
Colgate-Palmolive Company	103,800	7,381,218
Kimberly-Clark Corp.	111,713	13,500,516
		20,881,734
Personal care products – 0.9%
Kenvue, Inc.	597,771	12,003,242
Tobacco – 1.9%
Philip Morris International, Inc.	259,512	24,025,621
		108,956,677
Energy – 9.7%
Oil, gas and consumable fuels – 9.7%
Chevron Corp.	29,027	4,894,533
Enbridge, Inc.	165,006	5,476,549
EOG Resources, Inc.	103,731	13,148,942
EQT Corp.	139,700	5,669,026
Exxon Mobil Corp.	188,220	22,130,908
Hess Corp.	88,681	13,568,193
Suncor Energy, Inc. (B)	160,600	5,521,428
TC Energy Corp. (B)	216,370	7,445,292
The Williams Companies, Inc.	132,800	4,474,032
TotalEnergies SE	537,552	35,343,678
TotalEnergies SE, ADR	115,778	7,613,561
		125,286,142
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 21.7%
Banks – 7.8%
Bank of America Corp.	215,286	$5,894,531
Citigroup, Inc.	143,884	5,917,949
Fifth Third Bancorp	536,340	13,585,492
Huntington Bancshares, Inc.	1,120,940	11,657,776
JPMorgan Chase & Co.	89,725	13,011,920
The PNC Financial Services Group, Inc.	12,683	1,557,092
U.S. Bancorp	403,578	13,342,289
Wells Fargo & Company	896,042	36,612,276
		101,579,325
Capital markets – 2.5%
Morgan Stanley	71,445	5,834,913
State Street Corp.	20,421	1,367,390
The Bank of New York Mellon Corp.	45,500	1,940,575
The Carlyle Group, Inc.	98,700	2,976,792
The Charles Schwab Corp.	285,215	15,658,304
The Goldman Sachs Group, Inc.	11,823	3,825,568
		31,603,542
Financial services – 3.1%
Apollo Global Management, Inc.	47,800	4,290,528
Equitable Holdings, Inc.	769,710	21,852,067
Fiserv, Inc. (A)	127,144	14,362,186
		40,504,781
Insurance – 8.3%
American International Group, Inc.	536,616	32,518,930
Chubb, Ltd.	137,046	28,530,236
Loews Corp.	218,646	13,842,478
MetLife, Inc.	316,336	19,900,698
The Hartford Financial Services Group, Inc.	181,784	12,890,303
		107,682,645
		281,370,293
Health care – 16.5%
Biotechnology – 1.3%
AbbVie, Inc.	84,809	12,641,630
Biogen, Inc. (A)	16,294	4,187,721
		16,829,351
Health care equipment and supplies – 4.7%
Becton, Dickinson and Company	106,294	27,480,188
GE HealthCare Technologies, Inc.	100,250	6,821,010
Medtronic PLC	164,288	12,873,608
Zimmer Biomet Holdings, Inc.	125,739	14,110,431
		61,285,237
Health care providers and services – 5.1%
Cardinal Health, Inc.	23,671	2,055,116
Centene Corp. (A)	43,229	2,977,614
CVS Health Corp.	217,276	15,170,210
Elevance Health, Inc.	69,076	30,077,072
Humana, Inc.	3,500	1,702,820
The Cigna Group	50,443	14,430,229
		66,413,061
Pharmaceuticals – 5.4%
AstraZeneca PLC, ADR	125,227	8,480,372
Johnson & Johnson	111,972	17,439,639
Merck & Company, Inc.	116,921	12,037,017
Pfizer, Inc.	390,332	12,947,312
Sanofi	90,113	9,675,906
Sanofi, ADR	22,081	1,184,425
Viatris, Inc.	842,968	8,311,664
		70,076,335
		214,603,984

73

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 11.6%
Aerospace and defense – 2.9%
L3Harris Technologies, Inc.	119,721	$20,845,821
The Boeing Company (A)	89,234	17,104,373
		37,950,194
Air freight and logistics – 1.1%
United Parcel Service, Inc., Class B	95,334	14,859,711
Commercial services and supplies – 0.6%
Stericycle, Inc. (A)	159,749	7,142,378
Ground transportation – 1.0%
Norfolk Southern Corp.	35,400	6,971,322
Union Pacific Corp.	31,800	6,475,434
		13,446,756
Industrial conglomerates – 3.6%
3M Company	27,500	2,574,550
General Electric Company	275,920	30,502,956
Siemens AG, ADR	182,637	13,049,414
		46,126,920
Machinery – 1.5%
Cummins, Inc.	17,595	4,019,754
Flowserve Corp.	34,687	1,379,502
Stanley Black & Decker, Inc.	168,865	14,113,737
		19,512,993
Passenger airlines – 0.9%
Southwest Airlines Company	411,133	11,129,370
		150,168,322
Information technology – 7.8%
Communications equipment – 0.2%
Cisco Systems, Inc.	50,069	2,691,709
Electronic equipment, instruments and components – 0.4%
TE Connectivity, Ltd.	40,153	4,960,100
IT services – 0.5%
Accenture PLC, Class A	22,100	6,787,131
Semiconductors and semiconductor equipment – 4.4%
Advanced Micro Devices, Inc. (A)	6,100	627,202
Applied Materials, Inc.	101,530	14,056,829
Qualcomm, Inc.	277,943	30,868,350
Texas Instruments, Inc.	68,455	10,885,030
		56,437,411
Software – 1.6%
Microsoft Corp.	66,466	20,986,640
Technology hardware, storage and peripherals – 0.7%
Samsung Electronics Company, Ltd.	186,084	9,407,311
		101,270,302
Materials – 3.8%
Chemicals – 2.5%
CF Industries Holdings, Inc.	321,689	27,581,615
International Flavors & Fragrances, Inc.	47,428	3,233,167
RPM International, Inc.	15,500	1,469,555
		32,284,337
Containers and packaging – 1.3%
International Paper Company	492,473	17,468,017
		49,752,354
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 4.0%
Health care REITs – 0.1%
Welltower, Inc.	26,273	$2,152,284
Office REITs – 0.1%
Vornado Realty Trust	42,393	961,473
Residential REITs – 1.4%
Equity Residential	313,032	18,378,109
Specialized REITs – 2.4%
Lamar Advertising Company, Class A	7,300	609,331
Rayonier, Inc.	344,161	9,794,822
Weyerhaeuser Company	663,672	20,348,184
		30,752,337
		52,244,203
Utilities – 6.4%
Electric utilities – 3.7%
NextEra Energy, Inc.	145,437	8,332,086
PG&E Corp. (A)	114,800	1,851,724
The Southern Company	575,727	37,261,043
		47,444,853
Multi-utilities – 2.7%
Ameren Corp.	71,713	5,366,284
Dominion Energy, Inc.	386,209	17,251,956
NiSource, Inc.	86,949	2,145,901
Sempra	157,938	10,744,522
		35,508,663
		82,953,516
TOTAL COMMON STOCKS (Cost $1,082,742,452)		$1,259,819,921
PREFERRED SECURITIES – 1.8%
Consumer discretionary – 1.6%
Automobiles – 1.6%
Dr. Ing. h.c. F. Porsche AG (C)	91,958	8,628,151
Volkswagen AG, ADR	1,024,708	11,743,154
		20,371,305
Utilities – 0.2%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926% (B)	56,812	2,149,198
Multi-utilities – 0.0%
NiSource, Inc., 7.750%	7,967	776,384
		2,925,582
TOTAL PREFERRED SECURITIES (Cost $27,118,289)		$23,296,887
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 5.2943% (D)(E)	1,463,361	14,627,314
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (D)	3,014,507	3,014,507
T. Rowe Price Government Reserve Fund, 5.3808% (D)	8,179,487	8,179,487
TOTAL SHORT-TERM INVESTMENTS (Cost $25,822,447)		$25,821,308
Total Investments (Equity Income Trust) (Cost $1,135,683,188) – 100.9%		$1,308,938,116
Other assets and liabilities, net – (0.9%)		(11,651,126)
TOTAL NET ASSETS – 100.0%		$1,297,286,990
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $14,281,474.

74

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Financials – 94.4%
Banks – 43.0%
American Business Bank (A)	26,699	$826,067
Atlantic Union Bankshares Corp.	37,918	1,091,280
Bank of America Corp.	53,643	1,468,745
Bank of Marin Bancorp	31,918	583,461
BNP Paribas SA	32,473	2,064,837
California BanCorp (A)	25,024	502,982
Cambridge Bancorp	20,031	1,247,731
Citigroup, Inc.	53,949	2,218,922
Citizens Financial Group, Inc.	45,658	1,223,634
Coastal Financial Corp. (A)	24,932	1,069,832
Comerica, Inc.	26,229	1,089,815
East West Bancorp, Inc.	48,339	2,547,949
Enterprise Bancorp, Inc.	13,298	364,099
Evans Bancorp, Inc.	16,400	439,520
Fifth Third Bancorp	110,723	2,804,614
First Horizon Corp.	77,805	857,411
First Merchants Corp.	39,071	1,086,955
German American Bancorp, Inc.	17,450	472,721
HBT Financial, Inc.	41,478	756,559
Independent Bank Corp. (Massachusetts)	20,432	1,003,007
ING Groep NV	177,141	2,334,730
JPMorgan Chase & Co.	17,054	2,473,171
M&T Bank Corp.	13,420	1,696,959
New York Community Bancorp, Inc.	82,955	940,710
Popular, Inc.	26,841	1,691,251
Regions Financial Corp.	159,324	2,740,373
Sumitomo Mitsui Financial Group, Inc. (B)	70,300	3,453,560
The First Bancshares, Inc.	17,404	469,386
Timberland Bancorp, Inc.	1,517	41,111
TriCo Bancshares	34,407	1,102,056
U.S. Bancorp	68,460	2,263,288
Wells Fargo & Company	79,905	3,264,918
Western Alliance Bancorp	9,754	448,391
		46,640,045
Capital markets – 22.4%
Ameriprise Financial, Inc.	10,748	3,543,401
Ares Management Corp., Class A	28,345	2,915,850
Brookfield Corp.	42,459	1,327,693
Federated Hermes, Inc.	27,853	943,381
Intercontinental Exchange, Inc.	18,657	2,052,643
KKR & Company, Inc.	31,946	1,967,874
Morgan Stanley	35,347	2,886,789
Onex Corp.	20,541	1,207,280
S&P Global, Inc.	7,097	2,593,315
The Carlyle Group, Inc.	25,627	772,910
The Charles Schwab Corp.	41,470	2,276,703
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	22,723	$1,822,385
		24,310,224
Consumer finance – 1.0%
American Express Company	6,947	1,036,423
Financial services – 5.6%
Berkshire Hathaway, Inc., Class B (A)	4,873	1,707,012
FleetCor Technologies, Inc. (A)	4,496	1,148,009
Visa, Inc., Class A	14,111	3,245,671
		6,100,692
Insurance – 22.4%
Arch Capital Group, Ltd. (A)	31,833	2,537,408
Arthur J. Gallagher & Company	8,417	1,918,487
Chubb, Ltd.	4,323	899,962
Cincinnati Financial Corp.	19,741	2,019,307
Markel Group, Inc. (A)	2,620	3,857,926
Marsh & McLennan Companies, Inc.	14,089	2,681,137
MetLife, Inc.	4,311	271,205
Palomar Holdings, Inc. (A)	9,625	488,469
Reinsurance Group of America, Inc.	15,018	2,180,463
RenaissanceRe Holdings, Ltd.	4,462	883,119
Skyward Specialty Insurance Group, Inc. (A)	71,684	1,961,274
The Travelers Companies, Inc.	10,488	1,712,795
Unum Group	58,085	2,857,201
		24,268,753
		102,356,137
Real estate – 3.2%
Industrial REITs – 1.9%
Prologis, Inc.	9,305	1,044,114
Rexford Industrial Realty, Inc.	20,681	1,020,607
		2,064,721
Specialized REITs – 1.3%
Digital Realty Trust, Inc.	11,897	1,439,775
		3,504,496
TOTAL COMMON STOCKS (Cost $107,944,532)		$105,860,633
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
Redwood Trust, Inc. 7.750%, 06/15/2027	$745,000	666,309
TOTAL CONVERTIBLE BONDS (Cost $671,165)		$666,309
CORPORATE BONDS - 0.5%
Financials - 0.5%
BNP Paribas SA 7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (C)(D)	508,000	482,226
TOTAL CORPORATE BONDS (Cost $475,069)		$482,226
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 5.2943% (E)(F)	280,924	2,808,030
TOTAL SHORT-TERM INVESTMENTS (Cost $2,808,297)		$2,808,030
Total Investments (Financial Industries Trust) (Cost $111,899,063) – 101.3%		$109,817,198
Other assets and liabilities, net – (1.3%)		(1,400,253)
TOTAL NET ASSETS – 100.0%		$108,416,945
Security Abbreviations and Legend
CMT	Constant Maturity Treasury

75

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $1,170,691.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	The rate shown is the annualized seven-day yield as of 9-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,229,124.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 10.8%
Entertainment – 3.9%
Atlanta Braves Holdings, Inc., Series C (A)	25,121	$897,573
Liberty Media Corp.-Liberty Formula One, Series C (A)	859,237	53,530,465
Liberty Media Corp.-Liberty Live, Series C (A)	36,775	1,180,478
Warner Brothers Discovery, Inc. (A)	2,225,617	24,170,201
		79,778,717
Interactive media and services – 6.9%
Alphabet, Inc., Class A (A)	948,409	124,108,802
CarGurus, Inc. (A)	921,045	16,136,708
		140,245,510
		220,024,227
Consumer discretionary – 21.6%
Automobile components – 0.5%
Mobileye Global, Inc., Class A (A)	268,088	11,139,056
Broadline retail – 7.7%
Amazon.com, Inc. (A)	1,235,425	157,047,223
Household durables – 5.3%
Lennar Corp., A Shares	712,183	79,928,298
NVR, Inc. (A)	4,593	27,389,437
		107,317,735
Leisure products – 2.2%
Polaris, Inc.	420,464	43,787,121
Specialty retail – 4.1%
Dufry AG (A)	741,297	28,144,020
Group 1 Automotive, Inc.	206,550	55,502,051
		83,646,071
Textiles, apparel and luxury goods – 1.8%
Canada Goose Holdings, Inc. (A)	1,704,154	24,982,898
Salvatore Ferragamo SpA	924,257	12,222,376
		37,205,274
		440,142,480
Consumer staples – 4.0%
Beverages – 2.0%
Anheuser-Busch InBev SA/NV, ADR	732,719	40,519,361
Consumer staples distribution and retail – 1.3%
Walmart, Inc.	164,826	26,360,622
Food products – 0.7%
The Hain Celestial Group, Inc. (A)	1,314,945	13,635,980
		80,515,963
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 5.1%
Oil, gas and consumable fuels – 5.1%
Cheniere Energy, Inc.	410,097	$68,059,698
Suncor Energy, Inc.	1,059,971	36,441,803
		104,501,501
Financials – 16.3%
Banks – 3.5%
First Hawaiian, Inc.	3,899,936	70,393,845
Capital markets – 12.8%
KKR & Company, Inc.	1,388,586	85,536,898
Morgan Stanley	796,577	65,056,444
S&P Global, Inc.	111,026	40,570,011
The Goldman Sachs Group, Inc.	216,643	70,099,176
		261,262,529
		331,656,374
Health care – 5.4%
Biotechnology – 1.5%
Alnylam Pharmaceuticals, Inc. (A)	64,879	11,490,071
Moderna, Inc. (A)	193,694	20,006,653
		31,496,724
Health care equipment and supplies – 0.7%
Hologic, Inc. (A)	190,092	13,192,385
Health care providers and services – 1.8%
Elevance Health, Inc.	85,494	37,225,797
Life sciences tools and services – 0.8%
Thermo Fisher Scientific, Inc.	32,434	16,417,118
Pharmaceuticals – 0.6%
Elanco Animal Health, Inc. (A)	1,014,671	11,404,902
		109,736,926
Industrials – 5.0%
Electrical equipment – 1.3%
Regal Rexnord Corp.	119,884	17,129,026
Sensata Technologies Holding PLC	232,877	8,807,408
		25,936,434
Machinery – 1.6%
Parker-Hannifin Corp.	83,953	32,701,373
Trading companies and distributors – 2.1%
United Rentals, Inc.	95,604	42,502,670
		101,140,477
Information technology – 25.8%
Electronic equipment, instruments and components – 1.0%
CDW Corp.	100,137	20,203,641
Semiconductors and semiconductor equipment – 7.2%
Analog Devices, Inc.	385,225	67,449,045
NVIDIA Corp.	179,833	78,225,557
		145,674,602
Software – 13.3%
Autodesk, Inc. (A)	147,498	30,518,811
Microsoft Corp.	73,474	23,199,416
Oracle Corp.	364,362	38,593,223
Roper Technologies, Inc.	72,281	35,004,243
Salesforce, Inc. (A)	388,544	78,788,952
Workday, Inc., Class A (A)	299,831	64,418,690
		270,523,335
Technology hardware, storage and peripherals – 4.3%
Apple, Inc.	509,884	87,297,240
		523,698,818
Materials – 1.1%
Chemicals – 1.1%
Axalta Coating Systems, Ltd. (A)	847,763	22,804,825

76

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 4.0%
Real estate management and development – 0.3%
Five Point Holdings LLC, Class A (A)	2,415,981	$7,175,464
Specialized REITs – 3.7%
American Tower Corp.	35,527	5,842,415
Crown Castle, Inc.	749,983	69,020,935
		74,863,350
		82,038,814
TOTAL COMMON STOCKS (Cost $1,474,225,846)		$2,016,260,405
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 5.2943% (B)(C)	1,789,453	17,886,840
TOTAL SHORT-TERM INVESTMENTS (Cost $17,888,121)		$17,886,840
Total Investments (Fundamental All Cap Core Trust) (Cost $1,492,113,967) – 100.0%		$2,034,147,245
Other assets and liabilities, net – 0.0%		191,459
TOTAL NET ASSETS – 100.0%		$2,034,338,704
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 8.7%
Interactive media and services – 3.4%
Alphabet, Inc., Class A (A)	132,280	$17,310,161
Meta Platforms, Inc., Class A (A)	24,193	7,262,981
		24,573,142
Media – 5.3%
Charter Communications, Inc., Class A (A)	18,020	7,925,556
Comcast Corp., Class A	674,965	29,927,948
		37,853,504
		62,426,646
Consumer discretionary – 7.3%
Broadline retail – 1.8%
eBay, Inc.	285,688	12,595,984
Household durables – 3.5%
Lennar Corp., A Shares	221,363	24,843,569
Specialty retail – 2.0%
CarMax, Inc. (A)	110,897	7,843,745
Dufry AG (A)	178,831	6,789,483
		14,633,228
		52,072,781
Consumer staples – 7.9%
Beverages – 2.8%
Anheuser-Busch InBev SA/NV, ADR	215,540	11,919,362
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Heineken Holding NV	112,010	$8,441,210
		20,360,572
Consumer staples distribution and retail – 3.7%
Walmart, Inc.	164,542	26,315,202
Food products – 1.4%
Danone SA	184,413	10,171,804
		56,847,578
Energy – 7.6%
Oil, gas and consumable fuels – 7.6%
Cheniere Energy, Inc.	138,956	23,061,138
Chevron Corp.	66,988	11,295,517
Kinder Morgan, Inc.	199,703	3,311,076
Suncor Energy, Inc.	486,385	16,721,916
		54,389,647
Financials – 19.1%
Banks – 7.6%
Bank of America Corp.	514,346	14,082,793
Citigroup, Inc.	346,030	14,232,214
JPMorgan Chase & Co.	89,343	12,956,522
Wells Fargo & Company	326,109	13,324,814
		54,596,343
Capital markets – 11.0%
KKR & Company, Inc.	442,164	27,237,302
Morgan Stanley	121,521	9,924,620
Nasdaq, Inc.	336,952	16,372,498
State Street Corp.	245,470	16,436,671
The Goldman Sachs Group, Inc.	27,447	8,881,026
		78,852,117
Consumer finance – 0.5%
American Express Company	20,890	3,116,579
		136,565,039
Health care – 15.1%
Biotechnology – 2.1%
Gilead Sciences, Inc.	107,471	8,053,877
Moderna, Inc. (A)	69,258	7,153,659
		15,207,536
Health care equipment and supplies – 1.3%
Hologic, Inc. (A)	134,059	9,303,695
Health care providers and services – 4.6%
Elevance Health, Inc.	75,438	32,847,212
Life sciences tools and services – 1.6%
Danaher Corp.	46,843	11,621,748
Pharmaceuticals – 5.5%
Elanco Animal Health, Inc. (A)	939,416	10,559,036
GSK PLC, ADR	386,185	13,999,206
Merck & Company, Inc.	50,127	5,160,575
Novartis AG, ADR	92,943	9,467,174
		39,185,991
		108,166,182
Industrials – 13.5%
Aerospace and defense – 3.7%
Airbus SE	67,136	8,986,051
L3Harris Technologies, Inc.	42,061	7,323,661
RTX Corp.	143,230	10,308,263
		26,617,975
Electrical equipment – 0.9%
Sensata Technologies Holding PLC	162,252	6,136,371
Machinery – 5.6%
Fortive Corp.	177,176	13,139,372

77

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	69,862	$27,212,646
		40,352,018
Trading companies and distributors – 3.3%
United Rentals, Inc.	53,168	23,636,898
		96,743,262
Information technology – 12.7%
Electronic equipment, instruments and components – 1.9%
Vontier Corp.	442,154	13,671,402
IT services – 1.2%
Cognizant Technology Solutions Corp., Class A	124,382	8,425,637
Semiconductors and semiconductor equipment – 2.1%
Analog Devices, Inc.	63,959	11,198,581
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	43,885	3,813,607
		15,012,188
Software – 6.4%
Microsoft Corp.	42,917	13,551,043
Oracle Corp.	307,084	32,526,337
		46,077,380
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	157,290	7,951,656
		91,138,263
Materials – 2.1%
Chemicals – 2.1%
Axalta Coating Systems, Ltd. (A)	290,592	7,816,925
LyondellBasell Industries NV, Class A	73,401	6,951,075
		14,768,000
Real estate – 2.8%
Specialized REITs – 2.8%
Crown Castle, Inc.	215,043	19,790,407
TOTAL COMMON STOCKS (Cost $569,392,640)		$692,907,805
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 5.2943% (C)(D)	2,266,502	22,655,273
TOTAL SHORT-TERM INVESTMENTS (Cost $22,654,770)		$22,655,273
Total Investments (Fundamental Large Cap Value Trust) (Cost $592,047,413) – 100.0%		$715,563,078
Other assets and liabilities, net – (0.0%)		(212,379)
TOTAL NET ASSETS – 100.0%		$715,350,699
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.7%
France - 15.8%
Air Liquide SA	33,108	$5,576,433
Capgemini SE	47,134	8,224,591
Carrefour SA	241,965	4,155,776
Cie de Saint-Gobain SA	117,882	7,055,286
Sanofi	73,806	7,924,939
Thales SA	28,531	4,009,838
TotalEnergies SE	103,028	6,774,026
		43,720,889
Ireland - 5.0%
Accenture PLC, Class A	20,808	6,390,345
CRH PLC	12,505	684,399
CRH PLC (London Stock Exchange)	120,728	6,656,276
		13,731,020
Japan - 10.3%
FANUC Corp.	182,055	4,734,783
Mitsubishi Estate Company, Ltd.	225,769	2,945,387
Sumitomo Mitsui Financial Group, Inc.	247,900	12,178,347
Sumitomo Mitsui Trust Holdings, Inc.	78,400	2,951,528
Tokyo Electric Power Company Holdings, Inc. (A)	1,261,900	5,628,900
		28,438,945
Netherlands - 5.0%
ING Groep NV	625,236	8,240,653
Koninklijke Ahold Delhaize NV	84,562	2,548,673
Stellantis NV	163,240	3,125,790
		13,915,116
Spain - 1.1%
Amadeus IT Group SA	52,400	3,165,102
Switzerland - 2.4%
Chubb, Ltd.	19,178	3,992,476
Roche Holding AG	9,508	2,595,695
		6,588,171
United Kingdom - 1.7%
Amcor PLC	141,316	1,294,455
Amcor PLC, CHESS Depositary Interest	79,654	726,412
Reckitt Benckiser Group PLC	37,288	2,629,593
		4,650,460
United States - 54.4%
Abbott Laboratories	43,228	4,186,632
Alphabet, Inc., Class A (A)	84,081	11,002,840
Apple, Inc.	48,140	8,242,049
Arthur J. Gallagher & Company	19,319	4,403,380
AutoZone, Inc. (A)	2,733	6,941,793
Bank of America Corp.	93,355	2,556,060
Cisco Systems, Inc.	99,717	5,360,786
ConocoPhillips	68,575	8,215,285
Corteva, Inc.	114,734	5,869,791
CSX Corp.	64,597	1,986,358
Darden Restaurants, Inc.	29,152	4,175,149
Electronic Arts, Inc.	33,591	4,044,356
Elevance Health, Inc.	14,408	6,273,531
Intercontinental Exchange, Inc.	42,719	4,699,944
Lowe's Companies, Inc.	25,928	5,388,876
McKesson Corp.	8,649	3,761,018
Microsoft Corp.	49,535	15,640,676
Oracle Corp.	62,136	6,581,445
Otis Worldwide Corp.	52,020	4,177,726
Philip Morris International, Inc.	90,233	8,353,771
T-Mobile US, Inc. (A)	31,381	4,394,909
United Rentals, Inc.	4,961	2,205,512
Vertex Pharmaceuticals, Inc. (A)	11,829	4,113,416
Visa, Inc., Class A	20,374	4,686,224

78

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Walmart, Inc.	26,270	$4,201,361
Waste Management, Inc.	30,566	4,659,481
Wells Fargo & Company	103,275	4,219,817
		150,342,186
TOTAL COMMON STOCKS (Cost $244,207,372)		$264,551,889
PREFERRED SECURITIES - 2.7%
South Korea - 2.7%
Samsung Electronics Company, Ltd.	184,700	7,440,911
TOTAL PREFERRED SECURITIES (Cost $9,408,946)		$7,440,911
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
Federated Government Obligations Fund, Institutional Class, 5.1929% (C)	3,987,114	3,987,114
TOTAL SHORT-TERM INVESTMENTS (Cost $3,987,114)		$3,987,114
Total Investments (Global Equity Trust) (Cost $257,603,432) - 99.9%		$275,979,914
Other assets and liabilities, net - 0.1%		397,113
TOTAL NET ASSETS - 100.0%		$276,377,027
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Warby Parker, Inc., Class A (A)	13,835	$182,069
Financials – 0.0%
Insurance – 0.0%
Oscar Health, Inc., Class A (A)	11,300	62,941
Health care – 98.4%
Biotechnology – 30.9%
89bio, Inc. (A)	4,900	75,656
Aadi Bioscience, Inc. (A)	5,270	25,507
AbbVie, Inc.	11,432	1,704,054
ACADIA Pharmaceuticals, Inc. (A)	23,923	498,555
ACELYRIN, Inc. (A)	9,884	100,520
Agios Pharmaceuticals, Inc. (A)	7,785	192,679
Akero Therapeutics, Inc. (A)	13,773	696,638
Alector, Inc. (A)	11,904	77,138
Alkermes PLC (A)	5,600	156,856
Allakos, Inc. (A)	23,363	53,034
Allogene Therapeutics, Inc. (A)	38,754	122,850
Alnylam Pharmaceuticals, Inc. (A)	23,987	4,248,098
Alpine Immune Sciences, Inc. (A)	4,400	50,380
Ambrx Biopharma, Inc., ADR (A)	12,474	143,451
Amgen, Inc.	13,773	3,701,631
AnaptysBio, Inc. (A)	3,100	55,676
Apellis Pharmaceuticals, Inc. (A)	11,068	421,027
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Apogee Therapeutics, Inc. (A)	9,245	$196,919
Arcellx, Inc. (A)	4,200	150,696
Ardelyx, Inc. (A)	35,200	143,616
Argenx SE, ADR (A)	12,398	6,095,229
Ascendis Pharma A/S, ADR (A)	7,332	686,568
Aura Biosciences, Inc. (A)	10,426	93,521
Avidity Biosciences, Inc. (A)	34,720	221,514
BeiGene, Ltd., ADR (A)	10,272	1,847,625
Bicycle Therapeutics PLC, ADR (A)	10,444	209,820
Biogen, Inc. (A)	4,997	1,284,279
Biohaven, Ltd. (A)	19,702	512,449
BioMarin Pharmaceutical, Inc. (A)	15,918	1,408,425
Blueprint Medicines Corp. (A)	28,550	1,433,781
Celldex Therapeutics, Inc. (A)	7,922	218,013
Centessa Pharmaceuticals PLC, ADR (A)	18,409	119,106
Cerevel Therapeutics Holdings, Inc. (A)	34,922	762,347
Crinetics Pharmaceuticals, Inc. (A)	9,310	276,879
CRISPR Therapeutics AG (A)	5,351	242,882
CureVac NV (A)	35,297	241,079
Cytokinetics, Inc. (A)	9,236	272,093
Day One Biopharmaceuticals, Inc. (A)	12,941	158,786
Denali Therapeutics, Inc. (A)	16,960	349,885
Disc Medicine, Inc. (A)	2,002	94,054
Dyne Therapeutics, Inc. (A)	2,300	20,608
Entrada Therapeutics, Inc. (A)	11,625	183,675
Exact Sciences Corp. (A)	19,341	1,319,443
Exelixis, Inc. (A)	29,168	637,321
Fate Therapeutics, Inc. (A)	21,179	44,899
Generation Bio Company (A)	37,692	142,853
Genmab A/S (A)	3,152	1,115,967
Ideaya Biosciences, Inc. (A)	11,235	303,120
IGM Biosciences, Inc. (A)	12,995	108,508
Immatics NV (A)	14,969	173,341
Immuneering Corp., Class A (A)	29,676	227,912
Immunocore Holdings PLC, ADR (A)	30,915	1,604,489
ImmunoGen, Inc. (A)	31,013	492,176
Immunome, Inc. (A)	15,728	131,329
Immunovant, Inc. (A)	5,615	215,560
Incyte Corp. (A)	11,473	662,795
Insmed, Inc. (A)	41,015	1,035,629
Intellia Therapeutics, Inc. (A)	7,787	246,225
Ionis Pharmaceuticals, Inc. (A)	18,933	858,801
Iovance Biotherapeutics, Inc. (A)	38,411	174,770
Karuna Therapeutics, Inc. (A)	13,180	2,228,606
Keros Therapeutics, Inc. (A)	5,200	165,776
Krystal Biotech, Inc. (A)	3,231	374,796
Kymera Therapeutics, Inc. (A)	15,510	215,589
Leap Therapeutics, Inc. (A)	257	355
Legend Biotech Corp., ADR (A)	28,770	1,932,481
LianBio, ADR (A)	38,982	58,083
Lyell Immunopharma, Inc. (A)	90,868	133,576
Madrigal Pharmaceuticals, Inc. (A)	1,637	239,067
Mirati Therapeutics, Inc. (A)	21,325	928,917
Moderna, Inc. (A)	3,562	367,919
Monte Rosa Therapeutics, Inc. (A)	27,152	130,058
MoonLake Immunotherapeutics (A)	18,530	1,056,210
Morphic Holding, Inc. (A)	11,054	253,247
Neurocrine Biosciences, Inc. (A)	4,183	470,588
Nuvalent, Inc., Class A (A)	5,848	268,833
Pharming Group NV (A)	127,781	163,784
Prelude Therapeutics, Inc. (A)	17,428	53,853
Prime Medicine, Inc. (A)	12,784	121,959
Protagonist Therapeutics, Inc. (A)	10,900	181,812
Prothena Corp. PLC (A)	16,370	789,853
PTC Therapeutics, Inc. (A)	11,359	254,555

79

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
RAPT Therapeutics, Inc. (A)	15,712	$261,133
RayzeBio, Inc. (A)	7,221	160,306
Regeneron Pharmaceuticals, Inc. (A)	13,435	11,056,468
Relay Therapeutics, Inc. (A)	52,581	442,206
Replimune Group, Inc. (A)	26,425	452,132
REVOLUTION Medicines, Inc. (A)	28,781	796,658
Rocket Pharmaceuticals, Inc. (A)	17,202	352,469
Roivant Sciences, Ltd. (A)	48,970	571,970
Sage Therapeutics, Inc. (A)	12,470	256,633
Sana Biotechnology, Inc. (A)	49,611	191,995
Sarepta Therapeutics, Inc. (A)	8,719	1,056,917
Scholar Rock Holding Corp. (A)	37,540	266,534
Senti Biosciences, Inc. (A)	17,685	7,511
SpringWorks Therapeutics, Inc. (A)	16,391	378,960
Taysha Gene Therapies, Inc. (A)	17,400	54,984
Tenaya Therapeutics, Inc. (A)	24,566	62,643
Twist Bioscience Corp. (A)	8,530	172,818
Ultragenyx Pharmaceutical, Inc. (A)	22,865	815,137
Vaxcyte, Inc. (A)	14,322	730,136
Vertex Pharmaceuticals, Inc. (A)	21,984	7,644,716
Voyager Therapeutics, Inc. (A)	13,035	101,021
Xencor, Inc. (A)	16,855	339,628
Zai Lab, Ltd., ADR (A)	23,011	559,397
Zentalis Pharmaceuticals, Inc. (A)	15,240	305,714
		76,470,740
Health care equipment and supplies – 15.0%
Baxter International, Inc.	6,287	237,271
Becton, Dickinson and Company	16,441	4,250,492
Boston Scientific Corp. (A)	25,324	1,337,107
DexCom, Inc. (A)	13,656	1,274,105
Edwards Lifesciences Corp. (A)	12,669	877,708
Hologic, Inc. (A)	24,291	1,685,795
Inari Medical, Inc. (A)	11,160	729,864
Insulet Corp. (A)	6,339	1,011,007
Intuitive Surgical, Inc. (A)	29,128	8,513,823
iRhythm Technologies, Inc. (A)	4,511	425,207
Lantheus Holdings, Inc. (A)	8,443	586,620
Masimo Corp. (A)	5,050	442,784
Novocure, Ltd. (A)	23,843	385,064
Orchestra BioMed Holdings, Inc. (A)	13,354	116,447
Penumbra, Inc. (A)	13,357	3,231,192
PROCEPT BioRobotics Corp. (A)	16,885	553,997
Shockwave Medical, Inc. (A)	10,031	1,997,172
STERIS PLC	2,291	502,691
Stryker Corp.	26,588	7,265,703
Teleflex, Inc.	4,851	952,785
Zimmer Biomet Holdings, Inc.	5,953	668,046
		37,044,880
Health care providers and services – 20.0%
agilon health, Inc. (A)	51,556	915,635
Alignment Healthcare, Inc. (A)	25,979	180,294
Cencora, Inc.	2,860	514,714
Centene Corp. (A)	32,357	2,228,750
Elevance Health, Inc.	18,789	8,181,106
GeneDx Holdings Corp. (A)	918	3,342
Guardant Health, Inc. (A)	27,656	819,724
HCA Healthcare, Inc.	6,688	1,645,114
Humana, Inc.	11,150	5,424,698
McKesson Corp.	1,873	814,474
Molina Healthcare, Inc. (A)	13,022	4,269,784
Option Care Health, Inc. (A)	7,698	249,030
Privia Health Group, Inc. (A)	15,295	351,785
Surgery Partners, Inc. (A)	21,120	617,760
Tenet Healthcare Corp. (A)	1,700	112,013
The Cigna Group	11,581	3,312,977
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	39,368	$19,848,951
		49,490,151
Health care technology – 0.8%
Schrodinger, Inc. (A)	12,660	357,898
Veeva Systems, Inc., Class A (A)	8,546	1,738,684
		2,096,582
Life sciences tools and services – 13.7%
10X Genomics, Inc., Class A (A)	21,364	881,265
Agilent Technologies, Inc.	30,003	3,354,935
Avantor, Inc. (A)	53,969	1,137,667
Bio-Techne Corp.	9,008	613,175
Bruker Corp.	18,540	1,155,042
Charles River Laboratories International, Inc. (A)	1,874	367,267
Danaher Corp.	27,784	6,893,210
Evotec SE (A)	8,949	178,145
ICON PLC (A)	1,800	443,250
Illumina, Inc. (A)	2,823	387,541
IQVIA Holdings, Inc. (A)	3,824	752,372
Mettler-Toledo International, Inc. (A)	674	746,839
Olink Holding AB, ADR (A)	39,426	581,534
Pacific Biosciences of California, Inc. (A)	54,894	458,365
Repligen Corp. (A)	5,648	898,088
Seer, Inc. (A)	19,716	43,572
Thermo Fisher Scientific, Inc.	24,428	12,364,721
West Pharmaceutical Services, Inc.	6,488	2,434,362
WuXi Biologics Cayman, Inc. (A)(B)	57,500	334,182
		34,025,532
Pharmaceuticals – 18.0%
Arvinas, Inc. (A)	11,123	218,456
Astellas Pharma, Inc.	66,000	913,547
AstraZeneca PLC, ADR	110,303	7,469,719
Catalent, Inc. (A)	20,851	949,346
CymaBay Therapeutics, Inc. (A)	9,147	136,382
Daiichi Sankyo Company, Ltd.	36,400	996,534
Eli Lilly & Company	33,933	18,226,432
EyePoint Pharmaceuticals, Inc. (A)	7,100	56,729
Longboard Pharmaceuticals, Inc. (A)	12,052	67,009
Merck & Company, Inc.	87,296	8,987,123
Novo Nordisk A/S, ADR	27,594	2,509,398
Nuvation Bio, Inc. (A)	10,288	13,786
Pfizer, Inc.	21,764	721,912
Pliant Therapeutics, Inc. (A)	11,373	197,208
Relmada Therapeutics, Inc. (A)	2,400	7,200
Roche Holding AG	2,777	758,124
Royalty Pharma PLC, Class A	28,088	762,308
Structure Therapeutics, Inc., ADR (A)	13,840	697,813
Theseus Pharmaceuticals, Inc. (A)	20,251	54,475
Ventyx Biosciences, Inc. (A)	17,318	601,454
WaVe Life Sciences, Ltd. (A)	16,838	96,819
		44,441,774
		243,569,659
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	142,733
TOTAL COMMON STOCKS (Cost $206,812,301)		$243,957,402
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Life sciences tools and services – 0.5%
Sartorius AG	3,395	1,149,865
TOTAL PREFERRED SECURITIES (Cost $740,649)		$1,149,865

80

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	4,502	$181
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	4,862	145
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	451
TOTAL WARRANTS (Cost $29,139)		$777
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (C)	321,712	321,712
T. Rowe Price Government Reserve Fund, 5.3808% (C)	123,949	123,949
TOTAL SHORT-TERM INVESTMENTS (Cost $445,661)		$445,661
Total Investments (Health Sciences Trust) (Cost $208,027,750) – 99.2%		$245,553,705
Other assets and liabilities, net – 0.8%		2,017,577
TOTAL NET ASSETS – 100.0%		$247,571,282
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 6.375%, (6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$756,976	$246,316
Republic of Argentina
0.750%, (0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	598,627	170,209
1.000%, 07/09/2029	59,073	16,393
3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	526,571	129,882
		562,800
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,117,712)		$562,800
CORPORATE BONDS – 84.6%
Communication services – 11.5%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	719,050	744,217
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	840,796
Altice Financing SA 5.750%, 08/15/2029 (A)	780,000	639,236
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	399,156
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Altice France SA 5.125%, 07/15/2029 (A)	$1,630,000	$1,158,776
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)(B)	1,060,000	736,386
Banijay Entertainment SASU 8.125%, 05/01/2029 (A)	460,000	456,555
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	169,750
4.500%, 05/01/2032	1,970,000	1,546,150
4.500%, 06/01/2033 (A)	660,000	504,992
4.750%, 02/01/2032 (A)	1,140,000	912,000
Charter Communications Operating LLC 6.484%, 10/23/2045	230,000	200,823
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)(B)	760,000	581,122
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	169,851
5.000%, 11/15/2031 (A)	330,000	176,872
5.750%, 01/15/2030 (A)	600,000	336,177
6.500%, 02/01/2029 (A)	800,000	662,749
11.250%, 05/15/2028 (A)(B)	380,000	378,513
Directv Financing LLC 5.875%, 08/15/2027 (A)	880,000	778,078
DISH DBS Corp.
5.125%, 06/01/2029	1,000,000	554,380
5.750%, 12/01/2028 (A)	900,000	691,875
5.875%, 11/15/2024	780,000	726,015
7.750%, 07/01/2026	870,000	652,500
Gannett Holdings LLC 6.000%, 11/01/2026 (A)(B)	620,000	532,518
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)(B)	190,000	145,251
5.250%, 08/15/2027 (A)	410,000	324,932
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	670,000	600,665
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	490,000	409,150
Telecom Italia Capital SA 6.000%, 09/30/2034	500,000	416,891
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	211,930
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	390,000	378,105
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	381,625
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	291,550
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	219,483
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	293,992
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	470,000	405,572
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	565,511
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	259,055
		19,453,199
Consumer discretionary – 19.3%
Academy, Ltd. 6.000%, 11/15/2027 (A)(B)	250,000	236,300
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	161,000	147,454

81

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	$1,080,000	$873,496
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	639,721	721,285
Bath & Body Works, Inc.
5.250%, 02/01/2028	920,000	851,418
7.500%, 06/15/2029	160,000	158,051
9.375%, 07/01/2025 (A)	340,000	353,631
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	250,000	218,664
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	300,000	254,118
7.000%, 02/15/2030 (A)	850,000	827,102
8.125%, 07/01/2027 (A)	350,000	351,668
Carnival Corp.
6.000%, 05/01/2029 (A)	970,000	827,393
7.000%, 08/15/2029 (A)	370,000	364,830
7.625%, 03/01/2026 (A)(B)	490,000	476,664
10.500%, 06/01/2030 (A)(B)	900,000	926,883
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	510,000	546,857
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	720,000	546,127
Carriage Services, Inc. 4.250%, 05/15/2029 (A)(B)	390,000	333,599
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)	350,000	293,700
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	410,000	338,931
Empire Communities Corp. 7.000%, 12/15/2025 (A)	650,000	619,300
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	640,000	542,400
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)	640,000	461,600
Ford Motor Company
3.250%, 02/12/2032	400,000	308,265
6.100%, 08/19/2032 (B)	670,000	631,082
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	676,508
5.113%, 05/03/2029	900,000	823,796
7.350%, 03/06/2030	940,000	951,917
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	1,160,000	1,015,000
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	278,895
Mohegan Tribal Gaming Authority 13.250%, 12/15/2027 (A)	570,000	605,870
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	2,260,000	2,149,188
7.750%, 02/15/2029 (A)(B)	610,000	566,158
8.375%, 02/01/2028 (A)	800,000	811,494
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	281,432
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	232,972
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028 (B)	720,000	609,219
7.250%, 01/15/2030 (A)	840,000	832,517
11.625%, 08/15/2027 (A)	990,000	1,074,049
Sands China, Ltd. 5.650%, 08/08/2028	200,000	188,265
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sizzling Platter LLC 8.500%, 11/28/2025 (A)(B)	$430,000	$428,831
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	290,400
StoneMor, Inc. 8.500%, 05/15/2029 (A)	440,000	361,900
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	260,550
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	360,000	287,316
7.875%, 05/01/2029 (A)	1,070,000	698,546
TopBuild Corp. 3.625%, 03/15/2029 (A)	490,000	417,336
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	790,000	701,125
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	155,159
7.000%, 02/15/2029 (A)(B)	490,000	450,800
9.125%, 07/15/2031 (A)	1,290,000	1,290,593
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,345,000	1,223,288
WW International, Inc. 4.500%, 04/15/2029 (A)(B)	800,000	562,000
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)(B)	310,000	301,850
5.625%, 08/26/2028 (A)	920,000	797,596
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	190,000	166,084
7.125%, 02/15/2031 (A)	600,000	569,534
ZF North America Capital, Inc. 7.125%, 04/14/2030 (A)	500,000	489,891
		32,761,257
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	400,000	378,693
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	483,992
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	498,675
		1,361,360
Energy – 10.2%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	395,887
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,000,000	957,810
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	654,761
7.625%, 12/15/2025 (A)	350,000	351,306
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	77,411
Chord Energy Corp. 6.375%, 06/01/2026 (A)	1,100,000	1,078,572
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	615,968
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	900,000	918,855
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	275,310
6.750%, 09/15/2037 (A)	200,000	203,180
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (A)	260,000	266,115
9.875%, 07/15/2031 (A)	570,000	619,859
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	410,000	395,635

82

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	$180,000	$165,393
EQM Midstream Partners LP
5.500%, 07/15/2028	110,000	103,231
6.500%, 07/01/2027 (A)	220,000	214,825
6.500%, 07/15/2048 (B)	920,000	809,055
7.500%, 06/01/2030 (A)	360,000	361,529
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	530,000	471,249
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	610,000	579,500
8.875%, 07/15/2028 (A)	370,000	373,238
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	620,000	599,075
Noble Finance II LLC 8.000%, 04/15/2030 (A)	390,000	395,100
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	848,980
Occidental Petroleum Corp. 8.875%, 07/15/2030	490,000	550,912
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	200,000	188,137
7.000%, 01/15/2032 (A)	390,000	384,623
Range Resources Corp.
4.750%, 02/15/2030 (A)	120,000	106,500
8.250%, 01/15/2029	490,000	502,360
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)	620,000	613,575
Southwestern Energy Company 4.750%, 02/01/2032	790,000	678,048
Summit Midstream Holdings LLC 9.000%, 10/15/2026 (A)	380,000	364,866
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	590,000	520,799
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	320,000	248,456
4.125%, 08/15/2031 (A)	500,000	410,310
6.250%, 01/15/2030 (A)	570,000	543,706
Western Midstream Operating LP 3.100%, 02/01/2025	530,000	507,072
		17,351,208
Financials – 10.2%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	200,000	164,500
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	790,000	595,741
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (D)	380,000	373,628
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	390,000	381,414
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(D)	500,000	474,632
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	510,000	494,275
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	582,561
6.875%, 04/15/2030 (A)	500,000	459,213
9.250%, 07/01/2031 (A)	530,000	537,673
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
5.950%, (5.950% to 5-15-25, then 3 month CME Term SOFR + 4.167%), 05/15/2025 (D)	$180,000	$171,745
6.300%, (6.300% to 5-15-24, then 3 month CME Term SOFR + 3.685%), 05/15/2024 (D)	410,000	398,541
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	540,000	358,295
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	860,000	853,971
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	469,621
5.625%, 01/01/2030 (A)	440,000	395,879
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	1,825,678	1,738,958
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	924,631
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	338,949
Jane Street Group 4.500%, 11/15/2029 (A)	480,000	412,445
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	402,329
4.750%, 06/15/2029 (A)	300,000	242,342
Lloyds Banking Group PLC 8.000%, (8.000% to 9-27-29, then 5 Year CMT + 3.913%), 09/27/2029 (D)	760,000	681,315
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	294,705
6.500%, 05/01/2028 (A)	430,000	371,175
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	646,543
Paysafe Finance PLC 4.000%, 06/15/2029 (A)(B)	810,000	679,762
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	502,343
4.000%, 10/15/2033 (A)	680,000	513,524
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	520,000	452,828
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	270,000	272,025
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	510,000	507,375
UBS Group AG
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (A)	480,000	474,390
7.000%, (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%), 01/31/2024 (A)(D)	550,000	541,958
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	720,000	603,579
		17,312,865
Health care – 5.6%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	460,000	353,053
5.125%, 03/01/2030 (A)	760,000	588,527

83

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Akumin, Inc. 7.000%, 11/01/2025 (A)(B)	$720,000	$539,980
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	740,000	619,015
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028 (A)	550,000	551,634
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	225,241
6.125%, 02/01/2027 (A)	160,000	99,514
6.250%, 02/15/2029 (A)	1,220,000	481,900
Cano Health LLC 6.250%, 10/01/2028 (A)	420,000	185,986
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	1,073,000	815,669
6.125%, 04/01/2030 (A)	170,000	86,488
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,010,000	977,811
11.000%, 10/15/2030 (A)	400,000	400,000
Medline Borrower LP
3.875%, 04/01/2029 (A)	240,000	202,901
5.250%, 10/01/2029 (A)	520,000	449,434
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)	720,000	511,200
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	50,000	19,750
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (B)	540,000	478,857
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	1,100,000	994,400
7.875%, 09/15/2029	200,000	202,613
8.125%, 09/15/2031	460,000	475,894
US Renal Care, Inc. 10.625%, 06/28/2028 (A)	336,000	222,600
		9,482,467
Industrials – 14.1%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	350,000	336,158
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	520,000	431,702
6.625%, 07/15/2026 (A)	700,000	663,278
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)	650,000	598,813
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,760,000	1,636,888
7.250%, 02/15/2028 (A)	440,000	420,687
11.750%, 07/15/2025 (A)	150,000	161,249
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)	96,829	67,296
ATS Corp. 4.125%, 12/15/2028 (A)	300,000	265,124
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)	280,000	271,351
Bombardier, Inc.
7.500%, 02/01/2029 (A)(B)	570,000	540,911
7.875%, 04/15/2027 (A)	170,000	165,877
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)	500,000	475,605
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)	310,000	301,435
CoreCivic, Inc. 8.250%, 04/15/2026	1,070,000	1,085,611
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		$510,000	$418,404
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	280,000	187,079
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		$1,000,000	853,894
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		850,000	833,000
Madison IAQ LLC
4.125%, 06/30/2028 (A)		460,000	396,964
5.875%, 06/30/2029 (A)		550,000	442,883
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		374,504	371,059
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)(B)		1,090,000	900,606
Park-Ohio Industries, Inc. 6.625%, 04/15/2027 (B)		270,000	234,225
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		360,000	331,950
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		880,000	818,136
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		920,000	852,075
R.R. Donnelley & Sons Company 9.750%, 07/31/2028 (A)		360,000	360,000
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		730,000	627,918
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)		1,250,000	1,154,326
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		656,000	655,679
The GEO Group, Inc.
9.500%, 12/31/2028 (A)(B)		945,000	924,768
10.500%, 06/30/2028		607,000	608,584
Titan International, Inc. 7.000%, 04/30/2028		670,000	626,187
TransDigm, Inc. 6.750%, 08/15/2028 (A)		630,000	620,228
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026		193,950	186,186
United Airlines, Inc. 4.625%, 04/15/2029 (A)		460,000	395,384
United Rentals North America, Inc.
3.875%, 02/15/2031		510,000	424,220
4.875%, 01/15/2028		640,000	597,826
5.250%, 01/15/2030		400,000	369,963
6.000%, 12/15/2029 (A)		280,000	272,622
Vertiv Group Corp. 4.125%, 11/15/2028 (A)		760,000	668,048
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)		690,000	532,925
7.875%, 05/01/2027 (A)		300,000	258,375
9.500%, 06/01/2028 (A)		80,000	70,233
XPO CNW, Inc. 6.700%, 05/01/2034		370,000	355,922
XPO Escrow Sub LLC 7.500%, 11/15/2027 (A)		160,000	161,766
			23,933,420
Information technology – 4.1%
CA Magnum Holdings 5.375%, 10/31/2026 (A)		410,000	362,895

84

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Central Parent, Inc. 7.250%, 06/15/2029 (A)	$650,000	$630,183
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)(B)	260,000	221,610
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	730,000	414,312
CommScope, Inc. 4.750%, 09/01/2029 (A)	1,500,000	1,103,317
Elastic NV 4.125%, 07/15/2029 (A)	570,000	485,444
Gen Digital, Inc. 7.125%, 09/30/2030 (A)	340,000	334,943
GTCR W-2 Merger Sub LLC 7.500%, 01/15/2031 (A)	1,100,000	1,101,540
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)(B)	530,000	456,319
NCR Atleos Escrow Corp. 9.500%, 04/01/2029 (A)	590,000	570,648
Open Text Corp. 6.900%, 12/01/2027 (A)	360,000	360,819
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	294,098
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	679,250
		7,015,378
Materials – 4.6%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,150,000	867,607
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/2029 (A)	800,000	626,057
6.000%, 06/15/2027 (A)	320,000	307,510
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (A)	70,000	69,651
Canpack SA 3.875%, 11/15/2029 (A)	700,000	571,891
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	489,482
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	900,000	863,439
8.625%, 06/01/2031 (A)	1,260,000	1,253,929
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,060,000	903,751
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	500,000	462,627
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	440,642
Midwest Vanadium Proprietary, Ltd. 13.250%, 02/15/2018 (A)(C)	912,943	1,826
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	95
Olin Corp. 5.000%, 02/01/2030 (B)	420,000	372,976
Summit Materials LLC 5.250%, 01/15/2029 (A)	600,000	544,796
		7,776,279
Real estate – 2.5%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	180,000	174,150
Diversified Healthcare Trust
4.375%, 03/01/2031 (B)	250,000	173,091
4.750%, 02/15/2028	220,000	160,404
9.750%, 06/15/2025	170,000	163,658
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	$800,000	$754,794
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	499,231
5.000%, 03/01/2028 (A)	250,000	224,436
IIP Operating Partnership LP 5.500%, 05/25/2026	950,000	847,260
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	410,000	336,992
MPT Operating Partnership LP
3.500%, 03/15/2031 (B)	200,000	124,894
4.625%, 08/01/2029	260,000	184,148
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	356,382
Service Properties Trust 5.500%, 12/15/2027	400,000	341,854
		4,341,294
Utilities – 1.7%
Calpine Corp. 3.750%, 03/01/2031 (A)	300,000	241,687
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	283,808
Sunnova Energy Corp.
5.875%, 09/01/2026 (A)(B)	1,200,000	1,028,520
11.750%, 10/01/2028 (A)	250,000	240,736
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	252,013
TransAlta Corp. 7.750%, 11/15/2029	310,000	313,875
Vistra Operations Company LLC 7.750%, 10/15/2031 (A)	520,000	512,223
		2,872,862
TOTAL CORPORATE BONDS (Cost $164,315,133)		$143,661,589
CONVERTIBLE BONDS – 0.7%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	530,000	318,530
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 6.365%, 03/15/2028 (E)	470,000	355,555
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	360,000	299,340
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)(B)	190,000	161,120
TOTAL CONVERTIBLE BONDS (Cost $1,449,745)		$1,134,545
TERM LOANS (F) – 5.0%
Consumer discretionary – 1.7%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month SOFR + 4.000%) 9.431%, 08/12/2028	287,116	286,533
Clarios Global LP, 2023 Incremental Term Loan (1 month SOFR + 3.750%) 9.066%, 05/06/2030	350,000	348,908
Equinox Holdings, Inc. , 2020 Term Loan B2 (6 month LIBOR + 9.000%) 14.731%, 03/08/2024	367,650	355,396

85

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
First Brands Group LLC, 2021 Term Loan (6 month SOFR + 5.000%) 10.881%, 03/30/2027	$341,250	$336,131
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month SOFR + 3.750%) 9.181%, 03/06/2028	320,975	319,886
Spencer Spirit IH LLC, Term Loan B (3 month SOFR + 6.000%) 11.416%, 06/19/2026	566,987	561,907
Truck Hero, Inc., 2021 Term Loan B (1 month SOFR + 3.750%) 9.181%, 01/31/2028	181,250	172,769
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month SOFR + 3.250%) 8.881%, 02/17/2028	556,404	554,145
		2,935,675
Financials – 0.6%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 8.931%, 02/15/2027	443,900	437,082
Asurion LLC, 2022 Term Loan B10 (1 month SOFR + 4.000%) 9.318%, 08/19/2028	396,000	383,542
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month SOFR + 6.750%) 12.402%, 04/07/2028	190,000	178,600
		999,224
Health care – 0.7%
Agiliti Health, Inc., 2023 Term Loan (1 month SOFR + 3.000%) 8.247%, 05/01/2030	210,000	208,950
Eyecare Partners LLC, 2020 Term Loan (1 month SOFR + 3.750%) 9.181%, 02/18/2027	483,293	337,339
Eyecare Partners LLC, 2022 Incremental Term Loan (1 month SOFR + 4.500%) 9.916%, 11/15/2028	377,150	262,749
LifePoint Health, Inc., 2018 Term Loan B (3 month LIBOR + 3.750%) 9.377%, 11/16/2025	356,357	355,170
		1,164,208
Industrials – 0.5%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month SOFR + 5.250%) 10.798%, 06/21/2027	337,500	350,193
R.R. Donnelley & Sons Company, 2023 Term Loan B (1 month SOFR + 7.250%) 12.666%, 03/08/2028	580,042	578,412
		928,605
Information technology – 1.2%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month SOFR + 7.000%) 12.316%, 02/19/2029	820,000	763,969
Global Tel*Link Corp., 2018 1st Lien Term Loan (3 month SOFR + 4.250%) 9.769%, 11/29/2025	482,568	467,487
MRI Software LLC, 2020 Term Loan (3 month SOFR + 5.500%) 10.990%, 02/10/2026	61,753	60,132
MRI Software LLC, 2020 Term Loan B (3 month SOFR + 5.500%) 10.990%, 02/10/2026	107,098	104,287
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Information technology (continued)
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month SOFR + 5.000%) 10.398%, 04/11/2029	$209,475	$188,092
Peraton Corp., Term Loan B (1 month SOFR + 3.750%) 9.166%, 02/01/2028	410,368	409,088
		1,993,055
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 10.000% or 12.500% PIK) 15.652%, 12/31/2027 (G)	504,138	433,257
TOTAL TERM LOANS (Cost $8,817,869)		$8,454,024
ASSET BACKED SECURITIES – 7.1%
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.208%, 01/17/2032 (A)(H)	350,000	334,224
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month CME Term SOFR + 6.662%) 11.995%, 01/20/2032 (A)(H)	500,000	455,427
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.436%, 04/20/2035 (A)(H)	710,000	666,658
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.488%, 07/20/2029 (A)(H)	250,000	247,997
Series 2020-4A, Class E (3 month CME Term SOFR + 5.942%) 11.268%, 01/20/2032 (A)(H)	330,000	305,257
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.670%, 07/15/2034 (A)(H)	250,000	218,981
Benefit Street Partners CLO XII, Ltd. Series 2017-12A, Class C (3 month CME Term SOFR + 3.312%) 8.620%, 10/15/2030 (A)(H)	250,000	240,844
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month CME Term SOFR + 8.052%) 13.431%, 08/20/2032 (A)(H)	300,000	273,987
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month CME Term SOFR + 7.262%) 12.570%, 04/15/2029 (A)(H)	600,000	563,723
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month CME Term SOFR + 3.962%) 9.288%, 07/20/2031 (A)(H)	500,000	479,073
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month CME Term SOFR + 6.262%) 11.588%, 04/20/2029 (A)(H)	500,000	435,685
Clover CLO LLC Series 2018-1A, Class DR (3 month CME Term SOFR + 3.362%) 8.688%, 04/20/2032 (A)(H)	260,000	255,463

86

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month CME Term SOFR + 5.662%) 10.970%, 04/17/2030 (A)(H)	$250,000	$205,580
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month CME Term SOFR + 6.862%) 12.170%, 04/15/2034 (A)(H)	470,000	433,904
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month CME Term SOFR + 3.362%) 8.726%, 08/15/2031 (A)(H)	250,000	240,153
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month CME Term SOFR + 6.762%) 12.070%, 01/15/2035 (A)(H)	440,000	424,698
Great Lakes CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 2.962%) 7.960%, 10/15/2029 (A)(H)	400,000	391,102
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.070%, 04/15/2031 (A)(H)	290,000	265,501
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.520%, 04/15/2031 (A)(H)	250,000	215,221
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.218%, 04/17/2034 (A)(H)	250,000	234,792
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month CME Term SOFR + 5.962%) 11.288%, 01/20/2030 (A)(H)	420,000	393,032
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month CME Term SOFR + 5.942%) 11.250%, 10/15/2031 (A)(H)	300,000	276,956
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.708%, 04/15/2035 (A)(H)	250,000	237,621
MKS CLO, Ltd. Series 2017-2A, Class D (3 month CME Term SOFR + 2.912%) 8.238%, 01/20/2031 (A)(H)	500,000	474,228
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.690%, 07/15/2031 (A)(H)	250,000	223,934
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month CME Term SOFR + 6.182%) 11.515%, 10/21/2030 (A)(H)	250,000	229,631
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class DR (3 month CME Term SOFR + 3.162%) 8.470%, 04/15/2034 (A)(H)	400,000	379,990
Neuberger Berman Loan Advisers CLO XXXIV, Ltd. Series 2019-34A, Class ER (3 month CME Term SOFR + 6.500%) 11.826%, 01/20/2035 (A)(H)	500,000	465,620
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month CME Term SOFR + 3.112%) 8.422%, 10/18/2029 (A)(H)	$250,000	$238,508
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 8.420%, 02/24/2037 (A)(H)	250,000	242,611
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 10.708%, 04/15/2031 (A)(H)	390,000	391,228
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 8.908%, 06/22/2030 (A)(H)	570,000	463,015
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.838%, 07/20/2034 (A)(H)	280,000	265,193
Venture XVII CLO, Ltd. Series 2014-17A, Class DRR (3 month CME Term SOFR + 3.082%) 8.390%, 04/15/2027 (A)(H)	350,000	341,375
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month CME Term SOFR + 3.512%) 8.838%, 10/20/2034 (A)(H)	500,000	474,077
TOTAL ASSET BACKED SECURITIES (Cost $12,534,259)		$11,985,289
COMMON STOCKS – 0.6%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Energy – 0.6%
Berry Corp.	62,206	510,097
Chord Energy Corp.	2,636	427,217
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	2,768
Permian Production (G)(J)	19,583	11,750
		951,998
TOTAL COMMON STOCKS (Cost $2,785,669)		$951,998
PREFERRED SECURITIES – 0.4%
Energy – 0.4%
Equitrans Midstream Corp., 9.750% (9.750% to 1-1-24, then 3 month LIBOR + 8.150%)	23,712	518,344
MPLX LP, 9.538% (G)	8,125	248,544
TOTAL PREFERRED SECURITIES (Cost $791,655)		$766,888
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (G)(J)	494	58,367
TOTAL ESCROW SHARES (Cost $0)		$58,367
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
Magellan Health, Inc. (G)(J)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$0

87

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.6%
Short-term funds – 5.6%
John Hancock Collateral Trust, 5.2943% (K)(L)	849,237	$8,488,721
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.2714% (K)	1,089,982	1,089,982
TOTAL SHORT-TERM INVESTMENTS (Cost $9,579,318)		$9,578,703
Total Investments (High Yield Trust) (Cost $201,730,138) – 104.3%		$177,154,203
Other assets and liabilities, net – (4.3%)		(7,362,306)
TOTAL NET ASSETS – 100.0%		$169,791,897
Currency Abbreviations
CAD	Canadian Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
High Yield Trust (continued)
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $129,998,534 or 76.6% of the fund's net assets as of 9-30-23.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $8,305,512.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 9-30-23.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Dec 2023	$8,607,682	$8,534,109	$(73,573)
						$(73,573)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	488,711	MSCS	10/20/2023	—	$(20,429)
MXN	195,721	USD	11,245	JPM	10/20/2023	—	(47)
USD	1,761	CAD	2,334	BNP	10/20/2023	$42	—
						$42	$(20,476)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	355,000	USD	$355,000	5.000%	Quarterly	Jun 2027	$(6,610)	$(2,813)	$(9,423)
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	470,000	5.000%	Quarterly	Jun 2027	(6,332)	(26,838)	(33,170)
Centrally cleared	Xerox Holdings Corp.	190,000	USD	190,000	1.000%	Quarterly	Jun 2027	20,031	(8,627)	11,404
				$1,015,000				$7,089	$(38,278)	$(31,189)
88

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	0.561%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(18,762)	$27,370	$8,608
Centrally cleared	Ford Motor Credit Company LLC	3.698%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	79,678	(52,363)	27,315
					$1,550,000				$60,916	$(24,993)	$35,923
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.5%
Australia - 4.6%
Ampol, Ltd.	8,214	$177,342
ANZ Group Holdings, Ltd.	103,645	1,699,952
APA Group	40,668	216,347
Aristocrat Leisure, Ltd.	20,772	542,699
ASX, Ltd.	6,673	244,085
Aurizon Holdings, Ltd.	63,445	141,858
BHP Group, Ltd.	171,072	4,805,558
BlueScope Steel, Ltd.	15,384	190,508
Brambles, Ltd.	49,445	454,229
Cochlear, Ltd.	2,361	386,692
Coles Group, Ltd.	45,978	458,900
Commonwealth Bank of Australia	56,604	3,615,643
Computershare, Ltd.	18,728	312,094
CSL, Ltd.	16,290	2,624,370
Dexus	39,487	184,069
EBOS Group, Ltd.	5,589	114,495
Endeavour Group, Ltd.	46,231	156,089
Fortescue Metals Group, Ltd.	58,369	775,902
Goodman Group	57,954	794,309
IDP Education, Ltd.	7,195	98,465
IGO, Ltd.	23,272	186,759
Insurance Australia Group, Ltd.	88,042	319,377
Lendlease Corp., Ltd.	25,385	116,416
Macquarie Group, Ltd.	12,682	1,358,092
Medibank Private, Ltd.	99,625	219,886
Mineral Resources, Ltd.	5,861	251,682
Mirvac Group	141,329	192,093
National Australia Bank, Ltd.	106,021	1,968,213
Newcrest Mining, Ltd.	30,415	479,235
Northern Star Resources, Ltd.	39,419	261,752
Orica, Ltd.	15,382	153,370
Origin Energy, Ltd.	60,705	341,826
Pilbara Minerals, Ltd.	86,630	236,343
Qantas Airways, Ltd. (A)	31,854	105,452
QBE Insurance Group, Ltd.	50,892	509,798
Ramsay Health Care, Ltd.	6,743	223,816
REA Group, Ltd.	1,952	192,784
Reece, Ltd.	7,679	91,406
Rio Tinto, Ltd.	12,795	922,877
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Santos, Ltd.	110,903	$559,066
Scentre Group	178,901	281,119
SEEK, Ltd.	11,910	168,254
Sonic Healthcare, Ltd.	16,282	310,904
South32, Ltd.	112,851	243,669
South32, Ltd. (London Stock Exchange) (B)	48,980	107,184
Stockland	87,409	218,765
Suncorp Group, Ltd.	43,519	387,739
Telstra Corp., Ltd.	142,830	352,882
The GPT Group	71,628	178,370
The Lottery Corp., Ltd.	82,609	249,645
Transurban Group	105,808	859,760
Treasury Wine Estates, Ltd.	26,341	208,006
Vicinity, Ltd.	148,057	160,457
Washington H. Soul Pattinson & Company, Ltd.	7,463	155,683
Wesfarmers, Ltd.	39,081	1,322,658
Westpac Banking Corp.	119,614	1,616,890
WiseTech Global, Ltd.	5,291	219,631
Woodside Energy Group, Ltd.	64,951	1,510,182
Woolworths Group, Ltd.	41,774	1,000,120
		36,235,767
Austria - 0.1%
Erste Group Bank AG	11,747	405,705
OMV AG	5,543	264,759
Verbund AG	2,442	198,661
voestalpine AG	4,357	118,621
		987,746
Belgium - 0.5%
Ageas SA/NV	5,462	224,960
Anheuser-Busch InBev SA/NV	29,951	1,660,369
D'ieteren Group	850	143,305
Elia Group SA/NV	1,148	112,344
Groupe Bruxelles Lambert NV	3,220	239,601
KBC Group NV	8,597	535,220
Lotus Bakeries NV	14	113,747
Sofina SA	537	108,535
Solvay SA	2,508	277,157

89

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
UCB SA	4,152	$340,087
Umicore SA	7,155	169,406
Warehouses De Pauw CVA	5,227	129,179
		4,053,910
Brazil - 1.1%
Ambev SA	159,630	416,339
Atacadao SA	13,900	24,611
B3 SA - Brasil Bolsa Balcao	196,921	481,475
Banco Bradesco SA	51,324	129,266
Banco BTG Pactual SA	37,204	229,965
Banco do Brasil SA	28,713	269,505
Banco Santander Brasil SA	14,000	72,555
BB Seguridade Participacoes SA	24,400	151,500
CCR SA	40,100	102,832
Centrais Eletricas Brasileiras SA	41,047	301,245
Centrais Eletricas Brasileiras SA, ADR	1,429	11,746
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	136,835
Cia Siderurgica Nacional SA, ADR	11,800	28,202
Cosan SA	40,344	137,569
CPFL Energia SA	7,900	52,823
Energisa SA	6,100	56,734
Eneva SA (A)	29,700	71,258
Engie Brasil Energia SA	7,275	59,962
Equatorial Energia SA	34,904	222,622
Hapvida Participacoes e Investimentos SA (A)(C)	167,399	156,524
Hypera SA	14,108	104,241
Itausa SA (A)	2,372	4,271
JBS SA	34,073	122,354
Klabin SA	24,000	113,684
Localiza Rent a Car SA	30,374	353,861
Lojas Renner SA	32,186	85,803
Magazine Luiza SA (A)	94,607	39,901
Natura & Company Holding SA (A)	26,929	78,003
Petroleo Brasileiro SA	125,929	949,249
PRIO SA (A)	24,100	225,535
Raia Drogasil SA	37,336	205,155
Rede D'Or Sao Luiz SA (C)	13,400	67,739
Rumo SA	45,451	206,343
Sendas Distribuidora SA	24,690	59,729
Suzano SA	22,263	240,411
Suzano SA, ADR	3,164	34,013
Telefonica Brasil SA	9,652	82,914
Telefonica Brasil SA, ADR	6,017	51,445
TIM SA	28,020	83,003
TOTVS SA	17,746	95,322
Ultrapar Participacoes SA	25,400	94,747
Vale SA	115,150	1,548,147
Vibra Energia SA	44,000	165,617
WEG SA	56,116	404,915
		8,529,970
Canada - 7.5%
Agnico Eagle Mines, Ltd.	16,140	733,415
Air Canada (A)	7,300	104,159
Algonquin Power & Utilities Corp.	21,873	129,475
Alimentation Couche-Tard, Inc.	26,600	1,350,906
AltaGas, Ltd.	9,500	182,201
ARC Resources, Ltd.	20,700	330,408
Bank of Montreal	23,838	2,010,939
Barrick Gold Corp.	41,577	603,949
Barrick Gold Corp. (London Stock Exchange)	18,057	260,929
BCE, Inc.	2,924	111,621
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Brookfield Asset Management, Ltd., Class A	12,268	$408,798
Brookfield Corp. (A)	47,672	1,490,616
BRP, Inc.	1,300	98,401
CAE, Inc. (A)	12,000	280,155
Cameco Corp.	15,100	599,108
Canadian Apartment Properties REIT	3,400	112,845
Canadian Imperial Bank of Commerce	30,681	1,184,322
Canadian National Railway Company	19,000	2,057,581
Canadian Natural Resources, Ltd.	37,460	2,422,593
Canadian Pacific Kansas City, Ltd.	31,600	2,348,858
Canadian Tire Corp., Ltd., Class A	1,800	193,551
Canadian Utilities, Ltd., Class A	4,600	97,199
CCL Industries, Inc., Class B	5,400	226,655
Cenovus Energy, Inc.	47,972	998,821
CGI, Inc. (A)	7,200	709,690
Constellation Software, Inc.	700	1,445,131
Dollarama, Inc.	9,700	668,306
Element Fleet Management Corp.	13,500	193,716
Emera, Inc.	9,500	331,669
Empire Company, Ltd., Class A	6,200	168,666
Enbridge, Inc.	69,000	2,288,570
Fairfax Financial Holdings, Ltd.	719	586,936
First Quantum Minerals, Ltd.	20,054	473,796
FirstService Corp.	1,500	218,178
Fortis, Inc.	17,064	648,137
Franco-Nevada Corp.	6,619	883,654
George Weston, Ltd.	2,399	266,049
GFL Environmental, Inc.	6,400	203,226
Gildan Activewear, Inc.	6,000	168,172
Great-West Lifeco, Inc.	9,900	283,242
Hydro One, Ltd. (C)	11,900	302,965
iA Financial Corp., Inc.	3,500	219,547
IGM Financial, Inc.	3,000	76,091
Imperial Oil, Ltd.	7,230	445,324
Intact Financial Corp.	5,900	860,164
Ivanhoe Mines, Ltd., Class A (A)	23,800	203,962
Keyera Corp.	8,500	199,569
Kinross Gold Corp.	45,229	206,124
Loblaw Companies, Ltd.	5,540	470,691
Lundin Mining Corp.	26,000	193,911
Magna International, Inc.	9,200	493,037
Manulife Financial Corp. (D)	62,100	1,134,785
Metro, Inc.	7,957	413,243
National Bank of Canada	11,500	763,957
Northland Power, Inc.	8,100	131,914
Nutrien, Ltd.	16,890	1,043,058
Nuvei Corp. (C)	2,600	38,993
Onex Corp.	2,700	158,690
Open Text Corp.	9,700	340,437
Pan American Silver Corp.	12,300	178,036
Parkland Corp.	5,416	158,423
Pembina Pipeline Corp.	18,698	562,213
Power Corp. of Canada	20,512	522,220
Quebecor, Inc., Class B	6,400	137,165
RB Global, Inc.	6,100	381,921
Restaurant Brands International, Inc.	10,046	668,994
RioCan Real Estate Investment Trust	6,300	83,814
Rogers Communications, Inc., Class B	12,100	464,579
Royal Bank of Canada	47,011	4,108,379
Saputo, Inc.	9,100	190,274
Shopify, Inc., Class A (A)	40,500	2,210,690
Stantec, Inc.	3,800	246,563
Sun Life Financial, Inc.	19,800	966,056
Suncor Energy, Inc.	45,035	1,548,746

90

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TC Energy Corp. (B)	34,446	$1,184,592
Teck Resources, Ltd., Class B	16,161	695,580
TELUS Corp.	15,847	258,779
TFI International, Inc.	2,700	346,761
The Bank of Nova Scotia (B)	40,300	1,806,342
The Descartes Systems Group, Inc. (A)	2,900	212,848
The Toronto-Dominion Bank	61,684	3,716,254
Thomson Reuters Corp.	5,454	667,209
TMX Group, Ltd.	10,000	214,909
Toromont Industries, Ltd.	3,200	260,618
Tourmaline Oil Corp.	10,700	538,447
West Fraser Timber Company, Ltd.	2,100	152,462
Wheaton Precious Metals Corp.	15,570	631,856
WSP Global, Inc.	4,300	606,891
		59,292,726
Chile - 0.1%
Antofagasta PLC	15,127	262,603
Banco de Chile	1,538,226	156,501
Banco Santander Chile, ADR	5,508	101,017
Cencosud SA	42,702	80,940
Empresas COPEC SA	13,196	93,529
Enel Americas SA (A)	726,053	83,354
Enel Chile SA, ADR	18,222	53,937
Sociedad Quimica y Minera de Chile SA, ADR	4,430	264,338
		1,096,219
China - 7.3%
360 Security Technology, Inc., Class A (A)	14,500	19,525
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	14,049
3SBio, Inc. (A)(C)	62,000	51,781
AAC Technologies Holdings, Inc.	27,342	46,631
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	25,929
AECC Aviation Power Company, Ltd., Class A	3,600	18,332
Agricultural Bank of China, Ltd., Class A	165,700	81,745
Agricultural Bank of China, Ltd., H Shares	1,000,000	371,864
Aier Eye Hospital Group Company, Ltd., Class A	19,585	48,485
Air China, Ltd., Class A (A)	23,600	26,186
Air China, Ltd., H Shares (A)	84,534	56,929
Akeso, Inc. (A)(C)	16,000	73,322
Alibaba Group Holding, Ltd. (A)	544,400	5,902,486
Alibaba Group Holding, Ltd., ADR (A)	1,300	112,762
Aluminum Corp. of China, Ltd., A Shares	29,100	25,096
Aluminum Corp. of China, Ltd., H Shares	131,220	72,995
Anhui Conch Cement Company, Ltd., Class A	8,900	31,858
Anhui Conch Cement Company, Ltd., H Shares	44,290	117,176
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	60,338
Anhui Gujing Distillery Company, Ltd., Class A	900	33,604
Anhui Yingjia Distillery Company, Ltd., Class A	1,400	14,164
ANTA Sports Products, Ltd.	43,000	481,142
Autohome, Inc., ADR	2,600	78,910
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	$9,652
AviChina Industry & Technology Company, Ltd., H Shares	72,000	34,093
Baidu, Inc., Class A (A)	76,200	1,282,497
Bank of Beijing Company, Ltd., Class A	47,000	29,818
Bank of Chengdu Company, Ltd., Class A	7,700	14,559
Bank of China, Ltd., Class A	78,100	40,367
Bank of China, Ltd., H Shares	2,720,563	947,785
Bank of Communications Company, Ltd., Class A	87,300	68,977
Bank of Communications Company, Ltd., H Shares	292,527	176,682
Bank of Hangzhou Company, Ltd., Class A	11,400	17,471
Bank of Jiangsu Company, Ltd., Class A	33,410	32,921
Bank of Nanjing Company, Ltd., Class A	13,600	15,008
Bank of Ningbo Company, Ltd., Class A	13,750	50,846
Bank of Shanghai Company, Ltd., Class A	31,610	26,723
Baoshan Iron & Steel Company, Ltd., Class A	41,300	34,510
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	24,413
Beijing Kingsoft Office Software, Inc., Class A	935	47,615
Beijing Tongrentang Company, Ltd., Class A	2,800	21,025
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	66,300	46,684
Bilibili, Inc., ADR (A)(B)	5,800	79,866
Bilibili, Inc., Class Z (A)	520	7,166
BOE Technology Group Company, Ltd., Class A	75,300	39,871
BYD Company, Ltd., Class A	4,000	130,809
BYD Company, Ltd., H Shares	35,105	1,081,593
BYD Electronic International Company, Ltd.	26,500	120,388
Cambricon Technologies Corp., Ltd., Class A (A)	844	14,400
CGN Power Company, Ltd., H Shares (C)	364,000	94,233
Changchun High & New Technology Industry Group, Inc., Class A	800	15,292
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	16,579
China Cinda Asset Management Company, Ltd., H Shares	304,800	30,620
China CITIC Bank Corp., Ltd., H Shares	310,800	144,227
China Coal Energy Company, Ltd., H Shares	70,000	54,807
China Communications Services Corp., Ltd., H Shares	129,600	54,374
China Conch Venture Holdings, Ltd.	57,900	49,282
China Construction Bank Corp., Class A	15,400	13,309
China Construction Bank Corp., H Shares	3,285,914	1,847,184
China CSSC Holdings, Ltd., Class A	9,100	34,767
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	9,550
China Energy Engineering Corp., Ltd., Class A	65,700	20,363
China Everbright Bank Company, Ltd., Class A	88,600	37,296

91

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Everbright Bank Company, Ltd., H Shares	120,000	$35,940
China Feihe, Ltd. (C)	119,000	69,923
China Galaxy Securities Company, Ltd., Class A	9,000	13,640
China Galaxy Securities Company, Ltd., H Shares	129,500	66,604
China Greatwall Technology Group Company, Ltd., Class A	6,500	9,352
China Hongqiao Group, Ltd.	78,000	75,955
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	20,600
China International Capital Corp., Ltd., H Shares (C)	52,000	94,915
China Jushi Company, Ltd., Class A	8,100	15,013
China Life Insurance Company, Ltd., Class A	4,500	22,466
China Life Insurance Company, Ltd., H Shares	255,624	396,125
China Literature, Ltd. (A)(C)	14,000	50,966
China Longyuan Power Group Corp., Ltd., H Shares	114,000	98,869
China Meidong Auto Holdings, Ltd.	18,000	9,836
China Mengniu Dairy Company, Ltd. (A)	108,004	360,252
China Merchants Bank Company, Ltd., Class A	45,900	208,800
China Merchants Bank Company, Ltd., H Shares	133,823	555,580
China Merchants Energy Shipping Company, Ltd., Class A	16,500	14,547
China Merchants Securities Company, Ltd., Class A	16,510	31,758
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	29,981
China Minsheng Banking Corp., Ltd., Class A	78,880	41,481
China Minsheng Banking Corp., Ltd., H Shares	194,496	66,441
China National Building Material Company, Ltd., H Shares	138,000	72,171
China National Nuclear Power Company, Ltd., Class A	38,300	38,345
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	21,842
China Oilfield Services, Ltd., H Shares	56,000	67,018
China Pacific Insurance Group Company, Ltd., Class A	14,000	55,253
China Pacific Insurance Group Company, Ltd., H Shares	94,100	234,260
China Petroleum & Chemical Corp., Class A	56,700	47,142
China Petroleum & Chemical Corp., H Shares	873,361	475,008
China Railway Group, Ltd., Class A	30,000	28,172
China Railway Group, Ltd., H Shares	144,000	74,056
China Resources Microelectronics, Ltd., Class A	2,675	19,870
China Resources Mixc Lifestyle Services, Ltd. (C)	23,400	94,189
China Resources Pharmaceutical Group, Ltd. (C)	53,000	35,113
China Shenhua Energy Company, Ltd., Class A	13,400	57,457
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Shenhua Energy Company, Ltd., H Shares	113,500	$367,261
China Southern Airlines Company, Ltd., Class A (A)	13,800	11,616
China Southern Airlines Company, Ltd., H Shares (A)	64,000	31,032
China State Construction Engineering Corp., Ltd., Class A	93,340	70,914
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	38,479
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	62,953
China Tourism Group Duty Free Corp., Ltd., H Shares (C)	2,800	36,988
China Tower Corp., Ltd., H Shares (C)	1,496,000	142,913
China United Network Communications, Ltd., Class A	64,400	43,508
China Vanke Company, Ltd., Class A	21,600	38,908
China Vanke Company, Ltd., H Shares	74,500	81,949
China Yangtze Power Company, Ltd., Class A	48,900	149,210
China Zheshang Bank Company, Ltd., Class A	43,700	15,349
Chinasoft International, Ltd. (A)	96,000	68,101
Chongqing Changan Automobile Company, Ltd., Class A	16,800	31,139
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	31,010
CITIC Securities Company, Ltd., Class A	25,185	75,219
CITIC Securities Company, Ltd., H Shares	61,825	124,811
CITIC, Ltd.	207,967	190,365
CMOC Group, Ltd., Class A	28,400	23,099
CMOC Group, Ltd., H Shares	129,000	82,297
Contemporary Amperex Technology Company, Ltd., Class A	8,820	246,366
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	47,896
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	34,980
COSCO SHIPPING Holdings Company, Ltd., H Shares	119,600	122,247
Country Garden Holdings Company, Ltd. (A)	420,117	48,440
Country Garden Services Holdings Company, Ltd.	69,000	70,467
CRRC Corp., Ltd., Class A	49,300	39,454
CRRC Corp., Ltd., H Shares	145,000	69,875
CSC Financial Company, Ltd., Class A	6,200	20,990
CSPC Pharmaceutical Group, Ltd.	303,120	221,685
Daqin Railway Company, Ltd., Class A	30,700	30,655
Daqo New Energy Corp., ADR (A)	2,500	75,675
Dongfeng Motor Group Company, Ltd., H Shares	91,220	35,884
Dongyue Group, Ltd.	49,000	36,695
East Buy Holding, Ltd. (A)(C)	13,500	63,392
East Money Information Company, Ltd., Class A	30,896	64,821
Ecovacs Robotics Company, Ltd., Class A	2,300	15,353
ENN Energy Holdings, Ltd.	26,600	219,189
Eve Energy Company, Ltd., Class A	4,181	25,962
Everbright Securities Company, Ltd., Class A	8,700	19,963

92

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Flat Glass Group Company, Ltd., H Shares	23,000	$51,456
Focus Media Information Technology Company, Ltd., Class A	32,700	32,074
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	53,928
Fosun International, Ltd.	85,000	53,509
Founder Securities Company, Ltd., Class A	16,700	17,000
Foxconn Industrial Internet Company, Ltd., Class A	20,100	54,510
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	22,810
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	20,800	95,145
Ganfeng Lithium Group Company, Ltd., Class A	3,360	20,625
Ganfeng Lithium Group Company, Ltd., H Shares (C)	12,039	49,163
GD Power Development Company, Ltd., Class A	36,100	18,215
GDS Holdings, Ltd., ADR (A)(B)	3,400	37,230
GDS Holdings, Ltd., Class A (A)	2,800	3,841
Gemdale Corp., Class A	7,300	6,864
Genscript Biotech Corp. (A)	40,000	104,724
GF Securities Company, Ltd., Class A	13,200	26,627
GF Securities Company, Ltd., H Shares	47,800	63,865
GigaDevice Semiconductor, Inc., Class A	1,372	18,570
GoerTek, Inc., Class A	5,200	11,252
Great Wall Motor Company, Ltd., Class A	5,000	17,697
Great Wall Motor Company, Ltd., H Shares	104,500	123,917
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	28,437
Greentown China Holdings, Ltd.	29,000	29,988
Guangdong Haid Group Company, Ltd., Class A	3,500	21,705
Guangzhou Automobile Group Company, Ltd., Class A	10,000	13,770
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	49,435
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	9,914
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	14,475
Guosen Securities Company, Ltd., Class A	6,600	8,356
Guotai Junan Securities Company, Ltd., Class A	16,700	33,386
H World Group, Ltd., ADR (A)	6,700	264,181
Haidilao International Holding, Ltd. (C)	56,000	149,315
Haier Smart Home Company, Ltd., Class A	13,600	44,204
Haier Smart Home Company, Ltd., H Shares	83,800	261,923
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	17,796
Haitian International Holdings, Ltd.	21,000	44,328
Haitong Securities Company, Ltd., Class A	18,000	24,612
Haitong Securities Company, Ltd., H Shares	113,200	67,680
Hangzhou First Applied Material Company, Ltd., Class A	5,488	21,592
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	$8,691
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	15,536
Hansoh Pharmaceutical Group Company, Ltd. (C)	40,000	54,305
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	15,928
Hengan International Group Company, Ltd.	25,000	79,541
Hengli Petrochemical Company, Ltd., Class A (A)	9,500	18,773
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	18,549
Hoyuan Green Energy Company, Ltd., Class A	2,151	12,346
Hua Hong Semiconductor, Ltd. (A)(C)	20,000	50,289
Huadong Medicine Company, Ltd., Class A	2,800	16,231
Hualan Biological Engineering, Inc., Class A	4,030	12,268
Huaneng Power International, Inc., Class A (A)	18,600	20,013
Huaneng Power International, Inc., H Shares (A)	149,436	72,309
Huatai Securities Company, Ltd., Class A	16,400	35,716
Huatai Securities Company, Ltd., H Shares (C)	48,800	62,220
Huaxia Bank Company, Ltd., Class A	28,500	22,353
Huayu Automotive Systems Company, Ltd., Class A	5,100	13,143
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	21,752
Hundsun Technologies, Inc., Class A	3,075	13,732
Hygeia Healthcare Holdings Company, Ltd. (C)	11,400	63,787
Iflytek Company, Ltd., Class A	4,700	32,733
Imeik Technology Development Company, Ltd., Class A	400	21,466
Industrial & Commercial Bank of China, Ltd., Class A	120,000	76,955
Industrial & Commercial Bank of China, Ltd., H Shares	2,198,735	1,054,604
Industrial Bank Company, Ltd., Class A	46,200	103,361
Industrial Securities Company, Ltd., Class A	14,900	13,164
Ingenic Semiconductor Company, Ltd., Class A	2,800	28,381
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	11,520
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	49,612
Inner Mongolia Yitai Coal Company, Ltd., Class B (A)	36,400	50,971
Innovent Biologics, Inc. (A)(C)	39,000	189,434
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	16,752
iQIYI, Inc., ADR (A)	15,000	71,100
JA Solar Technology Company, Ltd., Class A	6,272	22,060
JCET Group Company, Ltd., Class A	3,600	15,071
JD Health International, Inc. (A)(C)	38,200	196,305
JD Logistics, Inc. (A)(C)	67,000	84,721
JD.com, Inc., Class A	79,273	1,153,330

93

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Eastern Shenghong Company, Ltd., Class A	13,400	$21,262
Jiangsu Expressway Company, Ltd., H Shares	41,145	37,112
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	25,960
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	87,777
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	22,575
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	60,565
Jiangxi Copper Company, Ltd., H Shares	39,075	60,951
Jinko Solar Company, Ltd., Class A	13,511	18,772
Jiumaojiu International Holdings, Ltd. (C)	32,000	43,302
Kanzhun, Ltd., ADR (A)	7,400	112,258
KE Holdings, Inc., ADR	22,300	346,096
Kingdee International Software Group Company, Ltd. (A)	89,000	108,925
Kingsoft Corp., Ltd.	32,800	118,189
Kuaishou Technology (A)(C)	78,500	624,523
Kweichow Moutai Company, Ltd., Class A	2,500	620,031
Lenovo Group, Ltd.	257,436	263,957
Lens Technology Company, Ltd., Class A	7,300	12,314
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	9,011
Li Auto, Inc., Class A (A)	38,000	678,135
Li Ning Company, Ltd.	80,500	336,142
Lingyi iTech Guangdong Company, Class A	12,700	9,953
Longfor Group Holdings, Ltd. (C)	65,779	117,587
LONGi Green Energy Technology Company, Ltd., Class A	15,064	56,517
Lufax Holding, Ltd., ADR	28,800	30,528
Luxshare Precision Industry Company, Ltd., Class A	15,495	63,553
Luzhou Laojiao Company, Ltd., Class A	3,300	98,710
Mango Excellent Media Company, Ltd., Class A	3,300	12,830
Maxscend Microelectronics Company, Ltd., Class A	1,440	23,050
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	7,748
Meituan, Class B (A)(C)	171,900	2,488,457
Metallurgical Corp. of China, Ltd., Class A	28,700	14,462
Microport Scientific Corp. (A)	25,019	37,625
MINISO Group Holding, Ltd., ADR	3,200	82,880
Minth Group, Ltd.	26,000	66,827
Montage Technology Company, Ltd., Class A	2,305	15,694
Muyuan Foods Company, Ltd., Class A	9,282	48,250
NARI Technology Company, Ltd., Class A	17,798	54,152
National Silicon Industry Group Company, Ltd., Class A (A)	5,536	15,045
NAURA Technology Group Company, Ltd., Class A	1,100	36,396
NetEase, Inc.	65,300	1,309,347
New China Life Insurance Company, Ltd., Class A	4,600	23,309
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New China Life Insurance Company, Ltd., H Shares	29,500	$70,755
New Hope Liuhe Company, Ltd., Class A (A)	6,800	10,260
New Oriental Education & Technology Group, Inc. (A)	51,000	301,815
Ningbo Tuopu Group Company, Ltd., Class A	2,200	22,480
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	29,247
NIO, Inc., ADR (A)(B)	46,800	423,072
Nongfu Spring Company, Ltd., H Shares (C)	60,400	346,400
Orient Securities Company, Ltd., Class A	12,288	16,222
Perfect World Company, Ltd., Class A	4,350	7,884
PetroChina Company, Ltd., Class A	36,000	39,343
PetroChina Company, Ltd., H Shares	712,261	533,792
PICC Property & Casualty Company, Ltd., H Shares	252,363	323,148
Ping An Bank Company, Ltd., Class A	38,200	58,888
Ping An Healthcare and Technology Company, Ltd. (A)(C)	17,400	40,490
Ping An Insurance Group Company of China, Ltd., Class A	24,100	160,651
Ping An Insurance Group Company of China, Ltd., H Shares	226,290	1,283,437
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	46,484
Pop Mart International Group, Ltd. (C)	19,200	56,475
Postal Savings Bank of China Company, Ltd., Class A	58,900	40,218
Postal Savings Bank of China Company, Ltd., H Shares (C)	331,000	166,674
Power Construction Corp. of China, Ltd., Class A	20,500	15,055
Qifu Technology, Inc., ADR	3,800	58,368
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	25,915
Raytron Technology Company, Ltd., Class A	2,601	17,033
Rongsheng Petrochemical Company, Ltd., Class A	13,950	22,800
SAIC Motor Corp., Ltd., Class A	17,300	35,201
Sanan Optoelectronics Company, Ltd., Class A	10,100	21,361
Sangfor Technologies, Inc., Class A (A)	700	8,956
Sany Heavy Equipment International Holdings Company, Ltd.	38,000	59,884
Sany Heavy Industry Company, Ltd., Class A	18,600	40,625
Satellite Chemical Company, Ltd., Class A	6,800	14,309
SDIC Power Holdings Company, Ltd., Class A	15,100	24,337
Seazen Holdings Company, Ltd., Class A (A)	5,000	9,160
Seres Group Company, Ltd., Class A (A)	3,100	23,859
SF Holding Company, Ltd., Class A	10,100	56,755
Shaanxi Coal Industry Company, Ltd., Class A	19,600	49,679
Shandong Gold Mining Company, Ltd., Class A	5,880	20,151
Shandong Gold Mining Company, Ltd., H Shares (C)	21,500	40,452

94

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	$18,924
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	70,105
Shanghai Baosight Software Company, Ltd., Class A	3,600	22,318
Shanghai Baosight Software Company, Ltd., Class B	27,456	57,863
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	16,421
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	12,547
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	40,925
Shanghai International Airport Company, Ltd., Class A (A)	1,600	8,335
Shanghai International Port Group Company, Ltd., Class A	13,700	9,677
Shanghai M&G Stationery, Inc., Class A	2,000	10,000
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	13,874
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	48,423
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	63,682
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	16,470
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	16,143
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	81,189
Shengyi Technology Company, Ltd., Class A	5,100	10,744
Shennan Circuits Company, Ltd., Class A	1,120	10,235
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	21,524
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	50,717
Shenzhen Kangtai Biological Products Company, Ltd., Class A (A)	2,240	8,999
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	92,895
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	13,200	7,683
Shenzhen Transsion Holdings Company, Ltd., Class A	1,629	32,628
Shenzhou International Group Holdings, Ltd.	28,300	269,122
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	19,877
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	17,446
Silergy Corp.	11,000	104,267
Sinopharm Group Company, Ltd., H Shares	42,800	124,091
Sinotruk Hong Kong, Ltd.	23,500	45,193
Smoore International Holdings, Ltd. (C)	62,000	55,977
Songcheng Performance Development Company, Ltd., Class A	5,760	9,660
Spring Airlines Company, Ltd., Class A (A)	2,000	15,033
Sungrow Power Supply Company, Ltd., Class A	3,000	36,773
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunny Optical Technology Group Company, Ltd.	24,400	$169,098
TAL Education Group, ADR (A)	14,900	135,739
TBEA Company, Ltd., Class A	10,200	20,775
TCL Technology Group Corp., Class A (A)	23,980	13,435
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	8,250	26,411
Tencent Holdings, Ltd.	226,300	8,772,284
Tencent Music Entertainment Group, ADR (A)	25,200	160,776
The People's Insurance Company Group of China, Ltd., Class A	19,200	15,589
The People's Insurance Company Group of China, Ltd., H Shares	265,000	94,799
Thunder Software Technology Company, Ltd., Class A	900	9,421
Tianqi Lithium Corp., Class A	3,000	22,662
Tingyi Cayman Islands Holding Corp.	76,000	106,054
Tongcheng Travel Holdings, Ltd. (A)	41,600	90,991
Tongwei Company, Ltd., Class A	6,200	27,450
Topsports International Holdings, Ltd. (C)	64,000	48,387
TravelSky Technology, Ltd., H Shares	31,000	53,455
Trina Solar Company, Ltd., Class A	4,405	18,506
Trip.com Group, Ltd., ADR (A)	18,900	660,933
Tsingtao Brewery Company, Ltd., Class A	1,400	16,803
Tsingtao Brewery Company, Ltd., H Shares	22,000	179,145
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	1,679	20,078
Uni-President China Holdings, Ltd.	46,000	32,292
Unisplendour Corp., Ltd., Class A (A)	5,320	17,193
Vipshop Holdings, Ltd., ADR (A)	12,000	192,120
Walvax Biotechnology Company, Ltd., Class A	3,400	10,970
Wanhua Chemical Group Company, Ltd., Class A	7,000	85,020
Weibo Corp., ADR	2,390	29,971
Weichai Power Company, Ltd., Class A	9,600	16,482
Weichai Power Company, Ltd., H Shares	64,720	87,722
Wens Foodstuffs Group Company, Ltd., Class A	14,160	33,768
Will Semiconductor Company, Ltd., Class A	4,185	53,541
Wingtech Technology Company, Ltd., Class A (A)	2,500	14,974
Wuliangye Yibin Company, Ltd., Class A	8,600	185,320
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	12,901
WuXi AppTec Company, Ltd., Class A	5,544	65,886
WuXi AppTec Company, Ltd., H Shares (C)	12,106	144,366
WuXi Biologics Cayman, Inc. (A)(C)	129,000	749,730
XCMG Construction Machinery Company, Ltd., Class A	23,900	20,897
Xiaomi Corp., Class B (A)(C)	522,200	818,083
Xinjiang Daqo New Energy Company, Ltd., Class A	3,610	20,009
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	9,735
Xinyi Solar Holdings, Ltd.	172,835	128,479
XPeng, Inc., A Shares (A)	35,000	319,810
Xtep International Holdings, Ltd.	45,000	41,448

95

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yadea Group Holdings, Ltd. (C)	42,000	$77,775
Yankuang Energy Group Company, Ltd., Class A	7,800	21,659
Yankuang Energy Group Company, Ltd., H Shares	74,985	141,456
Yihai International Holding, Ltd. (A)	16,000	27,452
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	13,701
Yonyou Network Technology Company, Ltd., Class A	5,200	11,880
YTO Express Group Company, Ltd., Class A	7,000	14,446
Yum China Holdings, Inc. (New York Stock Exchange)	14,200	791,224
Yunda Holding Company, Ltd., Class A	3,120	4,224
Yunnan Baiyao Group Company, Ltd., Class A	3,920	28,666
Yunnan Energy New Material Company, Ltd., Class A	1,800	14,826
Zai Lab, Ltd., ADR (A)	3,100	75,361
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	37,783
Zhaojin Mining Industry Company, Ltd., H Shares	40,000	55,143
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	15,370
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	14,671
Zhejiang Expressway Company, Ltd., H Shares	49,718	36,995
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	17,045
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	17,012
Zhejiang NHU Company, Ltd., Class A	6,912	15,396
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	14,689
Zhejiang Supor Company, Ltd., Class A	1,200	7,982
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	24,300	71,233
Zhongji Innolight Company, Ltd., Class A	1,600	25,542
Zhongjin Gold Corp., Ltd., Class A	9,800	14,634
Zhongsheng Group Holdings, Ltd.	28,500	79,797
Zhongtai Securities Company, Ltd., Class A	14,100	13,750
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	62,171
Zijin Mining Group Company, Ltd., Class A	41,700	69,364
Zijin Mining Group Company, Ltd., H Shares	193,469	293,299
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	13,441
ZTE Corp., Class A	7,600	34,124
ZTE Corp., H Shares	25,887	77,899
ZTO Express Cayman, Inc., ADR	15,400	372,218
		57,744,030
Colombia - 0.0%
Bancolombia SA, ADR	3,847	102,638
Czech Republic - 0.1%
CEZ AS	5,524	234,861
Komercni banka AS	3,440	100,018
Moneta Money Bank AS (C)	17,731	64,323
		399,202
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark - 2.1%
A.P. Moller - Maersk A/S, Series A	118	$208,825
A.P. Moller - Maersk A/S, Series B	164	295,019
Carlsberg A/S, Class B	3,332	420,115
Chr. Hansen Holding A/S	4,006	245,059
Coloplast A/S, B Shares	4,020	425,384
Danske Bank A/S	23,427	543,647
Demant A/S (A)	3,300	136,261
DSV A/S	6,299	1,173,760
Genmab A/S (A)	2,238	792,365
Novo Nordisk A/S, Class B	110,204	10,034,213
Novozymes A/S, B Shares	7,605	305,986
Orsted A/S (C)	6,401	348,235
Pandora A/S	3,090	318,861
ROCKWOOL A/S, B Shares	352	85,073
Tryg A/S	13,079	239,338
Vestas Wind Systems A/S (A)	34,397	735,886
		16,308,027
Egypt - 0.0%
Commercial International Bank Egypt SAE	103,464	201,051
Finland - 0.7%
Elisa OYJ	4,868	225,745
Fortum OYJ	16,798	194,807
Kesko OYJ, B Shares	9,211	165,027
Kone OYJ, B Shares	11,833	498,643
Metso OYJ	22,595	236,951
Neste OYJ	14,709	498,174
Nokia OYJ	128,632	483,666
Nokia OYJ (Euronext Paris Exchange)	56,247	212,297
Nordea Bank ABP	1,569	17,225
Nordea Bank ABP (Nasdaq Stockholm Exchange)	108,931	1,194,290
Orion OYJ, Class B	3,379	132,747
Sampo OYJ, A Shares	15,562	672,769
Stora Enso OYJ, R Shares	20,482	256,709
UPM-Kymmene OYJ	18,128	620,719
Wartsila OYJ ABP	15,222	172,525
		5,582,294
France - 7.5%
Accor SA	6,145	206,684
Aeroports de Paris	1,190	140,338
Air Liquide SA	17,687	2,979,050
Airbus SE	20,253	2,710,834
Alstom SA	9,797	232,847
Amundi SA (C)	2,415	135,643
Arkema SA	1,999	196,783
AXA SA	62,079	1,841,814
BioMerieux	1,432	138,533
BNP Paribas SA	35,431	2,252,926
Bollore SE	24,915	133,724
Bouygues SA	6,976	243,913
Bureau Veritas SA	10,297	255,326
Capgemini SE	5,569	971,756
Carrefour SA	20,223	347,332
Cie de Saint-Gobain SA	15,621	934,923
Cie Generale des Etablissements Michelin SCA	23,852	730,037
Covivio SA	2,350	104,238
Credit Agricole SA	41,336	508,218
Danone SA	22,299	1,229,963
Dassault Aviation SA	697	131,280
Dassault Systemes SE	22,638	840,830
Edenred SE	8,717	545,301
Eiffage SA	2,487	236,060

96

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Engie SA	62,212	$954,094
EssilorLuxottica SA	9,854	1,714,060
Eurazeo SE	1,666	99,135
Gecina SA	1,814	184,952
Getlink SE	12,097	192,849
Hermes International SCA	1,082	1,972,300
Ipsen SA	1,496	196,009
Kering SA	2,569	1,167,259
Klepierre SA	8,046	197,011
La Francaise des Jeux SAEM (C)	3,888	126,281
Legrand SA	9,062	832,674
L'Oreal SA	8,145	3,375,387
LVMH Moet Hennessy Louis Vuitton SE	9,344	7,053,138
Orange SA	63,009	722,730
Pernod Ricard SA	6,989	1,163,599
Publicis Groupe SA	7,760	587,375
Remy Cointreau SA	936	114,114
Renault SA	7,048	288,379
Safran SA	11,681	1,830,521
Sanofi	38,398	4,122,996
Sartorius Stedim Biotech	1,029	244,803
Schneider Electric SE	17,751	2,925,226
Schneider Electric SE (Euronext London Exchange)	623	102,994
SEB SA	1,019	95,060
Societe Generale SA	24,614	595,600
Sodexo SA	3,211	330,565
STMicroelectronics NV	23,244	1,002,353
Teleperformance SE	2,141	268,816
Thales SA	3,635	510,874
TotalEnergies SE	75,929	4,992,284
Unibail-Rodamco-Westfield (A)	3,595	176,786
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	7,913	18,483
Valeo SE	7,687	131,909
Veolia Environnement SA	23,848	689,354
Vinci SA	17,984	1,989,589
Vivendi SE	24,474	214,346
Wendel SE	1,176	92,957
Worldline SA (A)(C)	8,877	249,189
		59,574,404
Germany - 4.9%
adidas AG	5,518	967,905
Allianz SE	13,716	3,264,082
BASF SE	30,247	1,369,129
Bayer AG	33,683	1,617,607
Bayerische Motoren Werke AG	10,165	1,032,430
Bechtle AG	3,255	151,586
Beiersdorf AG	3,424	441,659
Brenntag SE	5,248	406,073
Carl Zeiss Meditec AG, Bearer Shares	1,435	125,093
Commerzbank AG	37,723	428,132
Continental AG	4,116	289,199
Covestro AG (A)(C)	7,081	380,780
Daimler Truck Holding AG	15,182	525,666
Delivery Hero SE (A)(C)	4,351	124,236
Deutsche Bank AG	65,587	720,819
Deutsche Boerse AG	6,468	1,117,003
Deutsche Lufthansa AG (A)	23,929	189,360
Deutsche Telekom AG	110,734	2,322,846
DHL Group	33,981	1,378,797
E.ON SE	76,314	902,490
Evonik Industries AG	8,081	147,399
Fresenius Medical Care AG & Company KGaA	6,818	293,119
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Fresenius SE & Company KGaA	14,307	$444,379
GEA Group AG	5,882	216,777
Hannover Rueck SE	1,990	436,643
Heidelberg Materials AG	4,919	380,979
HelloFresh SE (A)	4,739	140,817
Henkel AG & Company KGaA	3,884	244,893
Infineon Technologies AG	44,694	1,480,299
Knorr-Bremse AG	2,779	176,181
LEG Immobilien SE (A)	2,174	149,500
Mercedes-Benz Group AG	27,096	1,885,794
Merck KGaA	4,390	731,845
MTU Aero Engines AG	1,813	328,352
Muenchener Rueckversicherungs-Gesellschaft AG	4,609	1,794,988
Nemetschek SE	2,010	122,326
Puma SE	3,943	243,805
Rational AG	207	130,970
Rheinmetall AG	1,488	382,790
RWE AG	21,783	808,581
SAP SE	35,467	4,590,921
Scout24 SE (C)	2,538	175,981
Siemens AG	25,717	3,675,185
Siemens Energy AG (A)	15,127	197,146
Siemens Healthineers AG (C)	9,542	482,652
Symrise AG	4,743	451,528
Talanx AG	2,143	135,630
Telefonica Deutschland Holding AG	30,196	54,008
Volkswagen AG	999	131,196
Vonovia SE	21,505	515,223
Wacker Chemie AG	618	88,250
Zalando SE (A)(C)	5,865	130,311
		38,923,360
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	97,919
Eurobank Ergasias Services and Holdings SA (A)	85,715	131,839
FF Group (A)(E)	1,869	2,964
Hellenic Telecommunications Organization SA	8,503	124,021
JUMBO SA	3,913	107,569
Motor Oil Hellas Corinth Refineries SA	2,077	52,461
Mytilineos SA	3,417	125,772
National Bank of Greece SA (A)	18,750	105,559
OPAP SA	7,073	118,414
Piraeus Financial Holdings SA (A)	23,224	68,540
Public Power Corp. SA (A)	6,989	70,026
		1,005,084
Hong Kong - 2.1%
AIA Group, Ltd.	394,000	3,186,336
Alibaba Health Information Technology, Ltd. (A)	162,000	100,092
Beijing Enterprises Holdings, Ltd.	19,786	68,054
Beijing Enterprises Water Group, Ltd.	198,000	43,097
BOC Hong Kong Holdings, Ltd.	132,328	361,238
Bosideng International Holdings, Ltd.	108,000	46,362
Budweiser Brewing Company APAC, Ltd. (C)	67,400	132,455
C&D International Investment Group, Ltd.	25,000	60,591
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,770
China Everbright Environment Group, Ltd.	117,851	40,498
China Gas Holdings, Ltd.	104,200	98,221
China Jinmao Holdings Group, Ltd.	246,646	31,711

97

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Medical System Holdings, Ltd.	48,300	$72,899
China Merchants Port Holdings Company, Ltd.	52,898	65,754
China Overseas Land & Investment, Ltd.	131,382	271,463
China Overseas Property Holdings, Ltd.	45,000	50,645
China Power International Development, Ltd.	185,000	67,069
China Resources Beer Holdings Company, Ltd.	55,979	305,782
China Resources Cement Holdings, Ltd.	88,000	22,495
China Resources Gas Group, Ltd.	30,000	87,722
China Resources Land, Ltd.	110,964	440,653
China Resources Power Holdings Company, Ltd.	68,244	129,845
China Ruyi Holdings, Ltd. (A)	156,000	40,297
China State Construction International Holdings, Ltd.	71,250	74,856
China Taiping Insurance Holdings Company, Ltd.	60,500	59,917
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	37,268
Chow Tai Fook Jewellery Group, Ltd.	80,800	121,313
CK Asset Holdings, Ltd.	73,046	383,681
CK Hutchison Holdings, Ltd.	90,663	481,338
CK Infrastructure Holdings, Ltd.	24,772	116,883
CLP Holdings, Ltd.	59,400	438,603
COSCO SHIPPING Ports, Ltd.	64,843	42,242
ESR Group, Ltd. (C)	75,200	105,127
Far East Horizon, Ltd.	66,000	47,475
Futu Holdings, Ltd., ADR (A)	1,700	98,277
Galaxy Entertainment Group, Ltd.	74,000	442,788
GCL Technology Holdings, Ltd.	694,000	128,677
Geely Automobile Holdings, Ltd.	206,000	241,582
Guangdong Investment, Ltd.	99,220	75,624
Hang Lung Properties, Ltd.	74,326	101,690
Hang Seng Bank, Ltd.	27,319	338,960
Henderson Land Development Company, Ltd.	55,324	145,278
HKT Trust & HKT, Ltd.	145,233	151,445
Hong Kong & China Gas Company, Ltd.	404,091	281,161
Hong Kong Exchanges & Clearing, Ltd.	41,214	1,529,566
Hongkong Land Holdings, Ltd.	44,100	157,274
Jardine Matheson Holdings, Ltd.	5,400	250,244
Kingboard Holdings, Ltd.	22,500	50,396
Kingboard Laminates Holdings, Ltd.	36,500	25,759
Kunlun Energy Company, Ltd.	134,000	115,314
Link REIT	90,646	443,217
MTR Corp., Ltd.	59,022	233,161
New World Development Company, Ltd.	57,618	111,715
Nine Dragons Paper Holdings, Ltd. (A)	55,000	30,850
Orient Overseas International, Ltd.	4,500	59,937
Power Assets Holdings, Ltd.	51,582	249,116
Prudential PLC	93,830	1,008,616
Shenzhen International Holdings, Ltd.	42,351	26,062
Sino Biopharmaceutical, Ltd.	346,500	124,724
Sino Land Company, Ltd.	138,789	156,087
SITC International Holdings Company, Ltd.	52,000	87,246
Sun Hung Kai Properties, Ltd.	49,630	529,550
Swire Pacific, Ltd., Class A	18,163	122,337
Swire Properties, Ltd.	43,628	90,734
Techtronic Industries Company, Ltd.	49,500	477,853
Vinda International Holdings, Ltd.	12,000	28,748
Want Want China Holdings, Ltd.	163,000	106,237
WH Group, Ltd. (C)	320,343	167,673
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wharf Real Estate Investment Company, Ltd.	62,876	$242,320
Xinyi Glass Holdings, Ltd.	72,348	93,226
Yuexiu Property Company, Ltd.	63,440	72,923
		16,240,119
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	93,862
OTP Bank NYRT	7,225	260,489
Richter Gedeon NYRT	4,794	115,976
		470,327
India - 4.3%
ABB India, Ltd.	1,809	89,130
Adani Enterprises, Ltd.	5,824	168,834
Adani Green Energy, Ltd. (A)	10,747	127,622
Adani Ports & Special Economic Zone, Ltd.	16,979	168,464
Adani Power, Ltd. (A)	26,354	118,811
Ambuja Cements, Ltd.	20,118	102,555
Apollo Hospitals Enterprise, Ltd.	3,469	214,506
Ashok Leyland, Ltd.	49,576	105,582
Asian Paints, Ltd.	12,839	488,754
Astral, Ltd.	4,082	93,912
AU Small Finance Bank, Ltd. (C)	5,380	46,132
Aurobindo Pharma, Ltd.	9,153	100,876
Avenue Supermarts, Ltd. (A)(C)	5,494	243,002
Axis Bank, Ltd.	76,963	958,154
Bajaj Auto, Ltd.	2,293	139,572
Bajaj Finance, Ltd.	9,199	862,764
Bajaj Finserv, Ltd.	13,150	242,918
Bajaj Holdings & Investment, Ltd.	912	77,933
Balkrishna Industries, Ltd.	2,611	80,246
Bandhan Bank, Ltd. (C)	22,207	66,976
Bank of Baroda	35,251	90,536
Berger Paints India, Ltd.	8,085	55,209
Berger Paints India, Ltd., Bonus Shares (A)	1,617	11,058
Bharat Electronics, Ltd.	121,575	201,406
Bharat Forge, Ltd.	8,648	113,587
Bharat Petroleum Corp., Ltd.	25,641	107,084
Bharti Airtel, Ltd.	75,053	836,356
Britannia Industries, Ltd.	3,618	197,272
CG Power & Industrial Solutions, Ltd.	20,819	111,149
Cholamandalam Investment and Finance Company, Ltd.	13,536	198,394
Cipla, Ltd.	17,720	253,330
Coal India, Ltd.	53,104	188,340
Colgate-Palmolive India, Ltd.	4,075	98,048
Container Corp. of India, Ltd.	9,153	78,754
Cummins India, Ltd.	4,680	95,643
Dabur India, Ltd.	21,327	141,031
Divi's Laboratories, Ltd.	4,034	182,428
DLF, Ltd.	20,605	131,431
Dr. Reddy's Laboratories, Ltd., ADR	3,708	247,954
Eicher Motors, Ltd.	4,712	196,646
GAIL India, Ltd., GDR	12,953	115,839
Godrej Consumer Products, Ltd. (A)	11,997	142,893
Godrej Properties, Ltd. (A)	4,161	77,692
Grasim Industries, Ltd.	8,313	194,154
Havells India, Ltd.	7,516	125,098
HCL Technologies, Ltd.	32,001	475,146
HDFC Asset Management Company, Ltd. (C)	2,884	91,772
HDFC Bank, Ltd.	93,890	1,721,427
HDFC Life Insurance Company, Ltd. (C)	32,478	249,538
Hero MotoCorp, Ltd.	3,712	136,265

98

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Hindalco Industries, Ltd.	41,570	$245,545
Hindustan Aeronautics, Ltd.	5,658	131,415
Hindustan Petroleum Corp., Ltd. (A)	20,412	62,667
Hindustan Unilever, Ltd.	27,831	826,524
ICICI Bank, Ltd.	94,927	1,088,816
ICICI Bank, Ltd., ADR	39,970	924,106
ICICI Lombard General Insurance Company, Ltd. (C)	8,129	127,329
ICICI Prudential Life Insurance Company, Ltd. (C)	11,948	81,006
IDFC First Bank, Ltd. (A)	109,678	125,613
Indian Oil Corp., Ltd.	97,345	106,471
Indian Railway Catering & Tourism Corp., Ltd.	7,983	65,145
Indraprastha Gas, Ltd.	10,515	57,362
Info Edge India, Ltd.	2,396	120,084
Infosys, Ltd., ADR	112,128	1,918,510
InterGlobe Aviation, Ltd. (A)(C)	3,319	94,931
ITC, Ltd.	100,825	537,620
Jindal Steel & Power, Ltd.	12,058	101,497
Jio Financial Services, Ltd. (A)	102,813	286,000
JSW Steel, Ltd.	20,449	191,144
Jubilant Foodworks, Ltd.	12,635	80,862
Kotak Mahindra Bank, Ltd.	36,972	770,786
Larsen & Toubro, Ltd.	23,070	838,879
LTIMindtree, Ltd. (C)	2,998	187,145
Lupin, Ltd.	6,916	97,142
Mahindra & Mahindra, Ltd., GDR	28,458	535,952
Marico, Ltd.	17,795	120,212
Maruti Suzuki India, Ltd.	4,543	577,925
Max Healthcare Institute, Ltd.	26,284	179,499
Mphasis, Ltd.	2,547	72,777
MRF, Ltd.	64	82,656
Muthoot Finance, Ltd.	4,018	60,539
Nestle India, Ltd.	1,140	307,796
NTPC, Ltd.	133,259	394,053
Oil & Natural Gas Corp., Ltd.	90,136	207,401
Page Industries, Ltd.	194	90,997
Petronet LNG, Ltd.	21,320	61,591
PI Industries, Ltd.	2,778	115,485
Pidilite Industries, Ltd.	5,254	154,445
Power Finance Corp., Ltd.	44,578	135,381
Power Grid Corp. of India, Ltd.	144,257	347,041
REC, Ltd.	40,016	138,495
Reliance Industries, Ltd.	19,318	543,208
Reliance Industries, Ltd., GDR (C)	41,748	2,327,750
Samvardhana Motherson International, Ltd.	55,959	64,395
SBI Cards & Payment Services, Ltd.	7,827	74,516
SBI Life Insurance Company, Ltd. (C)	15,378	242,071
Shree Cement, Ltd.	305	93,278
Shriram Finance, Ltd.	6,993	161,434
Siemens, Ltd.	2,378	104,763
Sona BLW Precision Forgings, Ltd. (C)	13,867	97,496
SRF, Ltd.	4,927	133,302
State Bank of India, GDR	5,914	426,137
Sun Pharmaceutical Industries, Ltd.	32,411	451,527
Supreme Industries, Ltd.	2,145	106,165
Tata Consultancy Services, Ltd.	30,893	1,306,743
Tata Consumer Products, Ltd.	18,825	198,550
Tata Elxsi, Ltd.	1,170	101,331
Tata Motors, Ltd.	56,196	425,601
Tata Steel, Ltd., GDR	23,852	365,672
Tech Mahindra, Ltd.	18,130	266,648
The Indian Hotels Company, Ltd.	29,101	143,990
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
The Tata Power Company, Ltd.	47,830	$150,795
Titan Company, Ltd.	11,993	453,660
Torrent Pharmaceuticals, Ltd.	3,534	81,912
Trent, Ltd.	6,052	151,449
Tube Investments of India, Ltd.	3,625	129,945
TVS Motor Company, Ltd.	7,300	133,674
UltraTech Cement, Ltd.	2,456	244,296
UltraTech Cement, Ltd., GDR	1,026	101,991
United Spirits, Ltd. (A)	10,125	122,251
UPL, Ltd.	15,210	112,690
Varun Beverages, Ltd.	15,526	177,064
Vedanta, Ltd.	25,335	67,564
Wipro, Ltd., ADR	44,063	213,265
Yes Bank, Ltd. (A)	334,558	69,394
Zomato, Ltd. (A)	144,678	176,218
		34,031,812
Indonesia - 0.6%
Adaro Energy Indonesia Tbk PT	315,000	57,942
Aneka Tambang Tbk	287,300	33,622
Astra International Tbk PT	679,000	272,727
Bank Central Asia Tbk PT	1,804,500	1,028,087
Bank Mandiri Persero Tbk PT	1,268,048	493,558
Bank Negara Indonesia Persero Tbk PT	276,500	184,435
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	801,828
Barito Pacific Tbk PT	1,278,057	107,444
Charoen Pokphand Indonesia Tbk PT (A)	276,000	96,799
GoTo Gojek Tokopedia Tbk PT (A)	28,036,700	153,395
Indah Kiat Pulp & Paper Tbk PT	97,300	69,771
Indofood CBP Sukses Makmur Tbk PT	114,400	81,985
Indofood Sukses Makmur Tbk PT	147,500	63,142
Kalbe Farma Tbk PT	855,000	96,897
Merdeka Copper Gold Tbk PT (A)	511,905	95,100
Sarana Menara Nusantara Tbk PT	949,300	58,945
Semen Indonesia Persero Tbk PT	126,835	52,657
Sumber Alfaria Trijaya Tbk PT	567,500	108,597
Telkom Indonesia Persero Tbk PT	1,600,100	387,875
Telkom Indonesia Persero Tbk PT, ADR	358	8,628
Unilever Indonesia Tbk PT	332,500	80,452
United Tractors Tbk PT	55,279	100,856
Vale Indonesia Tbk PT	84,900	30,947
		4,465,689
Ireland - 1.0%
AerCap Holdings NV (A)	4,600	288,282
AIB Group PLC	36,515	163,668
Bank of Ireland Group PLC	36,548	357,279
CRH PLC (London Stock Exchange)	25,406	1,400,747
DCC PLC	3,819	213,826
Experian PLC	31,438	1,028,267
Flutter Entertainment PLC (A)	505	82,381
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	849,333
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,679	410,057
Kerry Group PLC, Class A (London Stock Exchange)	5,738	471,119
Kingspan Group PLC	5,232	393,177
PDD Holdings, Inc., ADR (A)	20,200	1,981,014
Smurfit Kappa Group PLC	8,017	265,474
		7,904,624
Israel - 0.4%
Azrieli Group, Ltd.	1,424	73,098
Bank Hapoalim BM	40,928	364,652
Bank Leumi Le-Israel BM	54,437	451,057

99

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Check Point Software Technologies, Ltd. (A)	3,116	$415,300
CyberArk Software, Ltd. (A)	1,300	212,901
Elbit Systems, Ltd.	908	179,971
Global-e Online, Ltd. (A)	3,100	123,194
ICL Group, Ltd.	27,153	149,833
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	225,018
Mizrahi Tefahot Bank, Ltd.	5,543	201,293
Monday.com, Ltd. (A)	600	95,532
Nice, Ltd. (A)	2,200	375,230
Teva Pharmaceutical Industries, Ltd. (A)	33,126	337,832
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	59,160
Wix.com, Ltd. (A)	1,900	174,420
		3,438,493
Italy - 1.4%
Amplifon SpA	4,902	145,104
Assicurazioni Generali SpA	34,297	700,084
Davide Campari-Milano NV	19,587	230,585
DiaSorin SpA	1,028	93,612
Enel SpA	277,871	1,704,112
Eni SpA	78,555	1,261,893
Ferrari NV	4,287	1,263,745
FinecoBank SpA	22,882	276,306
Infrastrutture Wireless Italiane SpA (C)	13,854	164,619
Intesa Sanpaolo SpA	524,796	1,344,117
Mediobanca Banca di Credito Finanziario SpA	18,680	246,279
Moncler SpA	6,970	403,947
Nexi SpA (A)(C)	17,962	109,444
Poste Italiane SpA (C)	17,679	185,653
Prysmian SpA	8,627	346,273
Recordati Industria Chimica e Farmaceutica SpA	3,551	167,342
Snam SpA	68,097	319,530
Telecom Italia SpA (A)	387,741	120,923
Terna - Rete Elettrica Nazionale	47,611	358,103
UniCredit SpA	62,390	1,486,529
		10,928,200
Japan - 14.7%
Advantest Corp.	26,000	725,231
Aeon Company, Ltd.	22,100	437,759
AGC, Inc.	7,300	255,846
Aisin Corp.	4,600	173,811
Ajinomoto Company, Inc.	15,300	589,947
ANA Holdings, Inc. (A)	6,700	140,285
Asahi Group Holdings, Ltd.	16,700	623,821
Asahi Intecc Company, Ltd.	8,900	159,563
Asahi Kasei Corp.	46,700	293,952
Astellas Pharma, Inc.	63,300	876,175
Azbil Corp.	4,200	128,308
Bandai Namco Holdings, Inc.	20,297	412,851
BayCurrent Consulting, Inc.	4,500	149,953
Bridgestone Corp.	19,300	752,082
Brother Industries, Ltd.	8,700	140,140
Canon, Inc.	33,800	814,196
Capcom Company, Ltd.	6,000	215,950
Central Japan Railway Company	24,500	595,791
Chubu Electric Power Company, Inc.	22,000	280,058
Chugai Pharmaceutical Company, Ltd.	22,700	699,933
Concordia Financial Group, Ltd.	39,100	178,121
CyberAgent, Inc.	14,400	77,516
Dai Nippon Printing Company, Ltd.	8,400	218,553
Daifuku Company, Ltd.	10,500	198,205
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dai-ichi Life Holdings, Inc.	31,800	$656,489
Daiichi Sankyo Company, Ltd.	62,600	1,713,820
Daikin Industries, Ltd.	8,900	1,395,268
Daito Trust Construction Company, Ltd.	2,300	242,267
Daiwa House Industry Company, Ltd.	20,800	558,260
Daiwa House REIT Investment Corp.	78	137,619
Daiwa Securities Group, Inc.	45,100	260,072
Denso Corp.	58,800	943,498
Dentsu Group, Inc.	7,500	220,588
Disco Corp.	3,000	554,268
East Japan Railway Company	10,300	589,438
Eisai Company, Ltd.	8,800	487,729
ENEOS Holdings, Inc.	97,611	384,210
FANUC Corp.	32,500	845,242
Fast Retailing Company, Ltd.	6,000	1,306,891
Fuji Electric Company, Ltd.	4,600	207,164
FUJIFILM Holdings Corp.	12,200	705,777
Fujitsu, Ltd.	6,000	705,666
GLP J-REIT	165	147,478
GMO Payment Gateway, Inc.	1,500	81,845
Hakuhodo DY Holdings, Inc.	9,300	76,391
Hamamatsu Photonics KK	4,800	201,858
Hankyu Hanshin Holdings, Inc.	8,400	286,613
Hikari Tsushin, Inc.	800	121,836
Hirose Electric Company, Ltd.	1,223	141,468
Hitachi Construction Machinery Company, Ltd.	4,100	124,418
Hitachi, Ltd.	31,700	1,964,689
Honda Motor Company, Ltd.	156,300	1,758,328
Hoshizaki Corp.	3,800	131,914
Hoya Corp.	12,200	1,249,493
Hulic Company, Ltd.	15,600	139,883
Ibiden Company, Ltd.	3,600	190,945
Idemitsu Kosan Company, Ltd.	7,206	165,198
Iida Group Holdings Company, Ltd.	5,000	82,972
Inpex Corp.	32,800	491,945
Isuzu Motors, Ltd.	22,400	281,604
ITOCHU Corp.	40,600	1,466,226
Japan Airlines Company, Ltd.	6,200	120,461
Japan Exchange Group, Inc.	18,100	335,326
Japan Metropolitan Fund Investment Corp.	259	167,975
Japan Post Bank Company, Ltd.	49,900	434,222
Japan Post Holdings Company, Ltd.	74,300	594,411
Japan Post Insurance Company, Ltd.	8,300	139,592
Japan Real Estate Investment Corp.	47	183,147
Japan Tobacco, Inc.	40,900	941,029
JFE Holdings, Inc.	18,300	267,991
JSR Corp.	6,000	160,964
Kajima Corp.	14,300	232,776
Kao Corp.	15,800	585,627
Kawasaki Kisen Kaisha, Ltd. (A)	4,700	160,392
KDDI Corp.	50,600	1,548,890
Keio Corp.	3,700	127,199
Keisei Electric Railway Company, Ltd.	4,800	166,264
Keyence Corp.	6,596	2,439,372
Kikkoman Corp.	5,200	272,546
Kintetsu Group Holdings Company, Ltd.	6,200	175,787
Kirin Holdings Company, Ltd.	26,300	368,212
Kobayashi Pharmaceutical Company, Ltd.	1,800	80,282
Kobe Bussan Company, Ltd.	5,500	128,763
Koei Tecmo Holdings Company, Ltd.	3,900	55,410
Koito Manufacturing Company, Ltd.	7,000	105,558
Komatsu, Ltd.	32,000	863,077

100

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Konami Group Corp.	3,700	$195,081
Kose Corp.	1,200	86,978
Kubota Corp.	34,300	504,581
Kurita Water Industries, Ltd.	3,500	121,796
Kyocera Corp.	10,900	552,605
Kyowa Kirin Company, Ltd.	9,473	164,706
Lasertec Corp.	2,600	404,333
Lixil Corp.	9,000	104,595
M3, Inc.	16,200	293,848
Makita Corp.	7,800	192,342
Marubeni Corp.	48,800	760,706
MatsukiyoCocokara & Company	11,700	209,583
Mazda Motor Corp.	20,300	230,496
McDonald's Holdings Company Japan, Ltd.	2,600	99,317
MEIJI Holdings Company, Ltd.	7,400	183,920
MINEBEA MITSUMI, Inc.	12,500	203,663
MISUMI Group, Inc.	9,800	152,610
Mitsubishi Chemical Group Corp.	46,900	295,473
Mitsubishi Corp.	38,800	1,848,833
Mitsubishi Electric Corp.	66,500	821,572
Mitsubishi Estate Company, Ltd.	38,100	497,053
Mitsubishi HC Capital, Inc.	27,500	183,235
Mitsubishi Heavy Industries, Ltd.	10,900	607,968
Mitsubishi UFJ Financial Group, Inc.	386,400	3,274,414
Mitsui & Company, Ltd.	44,400	1,610,386
Mitsui Chemicals, Inc.	6,800	176,175
Mitsui Fudosan Company, Ltd.	30,800	678,340
Mitsui OSK Lines, Ltd.	12,000	329,749
Mizuho Financial Group, Inc.	82,110	1,394,060
MonotaRO Company, Ltd.	9,000	95,951
MS&AD Insurance Group Holdings, Inc.	14,500	530,618
Murata Manufacturing Company, Ltd.	58,800	1,072,639
NEC Corp.	8,800	485,959
Nexon Company, Ltd.	13,200	235,866
NGK Insulators, Ltd.	9,000	119,282
Nidec Corp.	14,100	651,046
Nintendo Company, Ltd.	35,200	1,462,664
Nippon Building Fund, Inc.	56	226,774
Nippon Express Holdings, Inc.	3,100	161,757
Nippon Paint Holdings Company, Ltd.	32,100	215,588
Nippon Prologis REIT, Inc.	80	149,358
Nippon Sanso Holdings Corp.	6,500	153,897
Nippon Steel Corp.	27,800	651,302
Nippon Telegraph & Telephone Corp.	1,020,000	1,207,308
Nippon Yusen KK	16,400	425,823
Nissan Chemical Corp.	4,600	195,544
Nissan Motor Company, Ltd.	86,400	381,304
Nissin Foods Holdings Company, Ltd.	2,200	182,804
Nitori Holdings Company, Ltd.	2,800	312,187
Nitto Denko Corp.	4,800	314,762
Nomura Holdings, Inc.	98,500	394,436
Nomura Real Estate Holdings, Inc.	4,500	112,975
Nomura Real Estate Master Fund, Inc.	151	169,121
Nomura Research Institute, Ltd.	12,546	326,092
NTT Data Group Corp.	22,500	301,080
Obayashi Corp.	22,500	197,997
Obic Company, Ltd.	2,400	363,649
Odakyu Electric Railway Company, Ltd.	10,900	162,865
Oji Holdings Corp.	30,000	126,217
Olympus Corp.	42,200	547,903
Omron Corp.	5,900	262,559
Ono Pharmaceutical Company, Ltd.	14,000	268,497
Open House Group Company, Ltd.	2,700	91,549
Oracle Corp. (Japan)	1,500	111,113
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Oriental Land Company, Ltd.	36,900	$1,210,602
ORIX Corp.	41,400	773,037
Osaka Gas Company, Ltd.	13,800	227,078
Otsuka Corp.	3,800	160,772
Otsuka Holdings Company, Ltd.	13,600	482,870
Pan Pacific International Holdings Corp.	12,900	270,732
Panasonic Holdings Corp.	75,000	846,583
Persol Holdings Company, Ltd.	62,000	100,701
Rakuten Group, Inc.	50,500	207,494
Recruit Holdings Company, Ltd.	49,300	1,508,335
Renesas Electronics Corp. (A)	40,100	612,526
Resona Holdings, Inc.	78,000	431,276
Ricoh Company, Ltd.	18,600	160,480
Rohm Company, Ltd.	12,000	225,591
SBI Holdings, Inc.	9,513	200,209
SCSK Corp.	5,400	94,148
Secom Company, Ltd.	7,100	481,670
Seiko Epson Corp.	9,600	150,764
Sekisui Chemical Company, Ltd.	13,400	192,785
Sekisui House, Ltd.	21,400	425,891
Seven & i Holdings Company, Ltd.	25,700	1,006,160
SG Holdings Company, Ltd.	12,400	158,743
Sharp Corp. (A)	7,400	46,070
Shimadzu Corp.	9,000	238,728
Shimano, Inc.	2,600	347,996
Shimizu Corp.	21,600	150,040
Shin-Etsu Chemical Company, Ltd.	61,600	1,789,212
Shionogi & Company, Ltd.	8,800	392,519
Shiseido Company, Ltd.	13,600	476,601
Shizuoka Financial Group, Inc.	17,000	138,541
SMC Corp.	2,000	896,525
SoftBank Corp.	97,900	1,108,061
SoftBank Group Corp.	34,800	1,465,969
Sompo Holdings, Inc.	10,600	454,282
Sony Group Corp.	42,800	3,499,995
Square Enix Holdings Company, Ltd.	3,400	116,502
Subaru Corp.	20,800	404,445
SUMCO Corp.	12,900	167,867
Sumitomo Chemical Company, Ltd.	56,000	152,315
Sumitomo Corp.	35,300	704,515
Sumitomo Electric Industries, Ltd.	26,200	315,629
Sumitomo Metal Mining Company, Ltd.	9,200	270,168
Sumitomo Mitsui Financial Group, Inc.	42,900	2,107,507
Sumitomo Mitsui Trust Holdings, Inc.	11,300	425,412
Sumitomo Realty & Development Company, Ltd.	10,700	277,788
Suntory Beverage & Food, Ltd.	5,000	152,165
Suzuki Motor Corp.	12,500	502,763
Sysmex Corp.	6,200	294,607
T&D Holdings, Inc.	16,900	277,921
Taisei Corp.	6,600	232,294
Takeda Pharmaceutical Company, Ltd.	51,376	1,592,477
TDK Corp.	13,200	488,008
Terumo Corp.	23,500	622,065
The Chiba Bank, Ltd.	21,600	156,926
The Kansai Electric Power Company, Inc.	24,300	336,422
TIS, Inc.	7,800	171,516
Tobu Railway Company, Ltd.	6,800	174,771
Toho Company, Ltd.	4,067	138,748
Tokio Marine Holdings, Inc.	61,000	1,412,376
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	224,817
Tokyo Electron, Ltd.	15,900	2,171,817
Tokyo Gas Company, Ltd.	13,900	315,150

101

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyu Corp.	17,900	$206,379
Toppan, Inc.	8,300	198,547
Toray Industries, Inc.	50,800	264,316
Toshiba Corp. (A)	13,300	409,532
Tosoh Corp.	9,300	119,236
TOTO, Ltd.	4,800	123,863
Toyota Industries Corp.	5,200	409,321
Toyota Motor Corp.	358,900	6,438,784
Toyota Tsusho Corp.	7,200	423,475
Trend Micro, Inc.	4,600	174,125
Unicharm Corp.	13,700	484,401
USS Company, Ltd.	7,770	128,449
Welcia Holdings Company, Ltd.	3,400	58,714
West Japan Railway Company	8,200	339,323
Yakult Honsha Company, Ltd.	9,886	240,101
Yamaha Corp.	4,700	128,365
Yamaha Motor Company, Ltd.	10,100	265,499
Yamato Holdings Company, Ltd.	9,000	146,486
Yaskawa Electric Corp.	8,300	298,892
Yokogawa Electric Corp.	7,886	152,205
Z Holdings Corp.	99,300	275,469
Zensho Holdings Company, Ltd.	3,100	134,616
ZOZO, Inc.	4,800	87,894
		116,307,563
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	175,392
Luxembourg - 0.1%
ArcelorMittal SA	16,337	409,014
Eurofins Scientific SE	4,949	278,912
Reinet Investments SCA	5,229	114,792
Tenaris SA	15,993	252,625
		1,055,343
Macau - 0.0%
Sands China, Ltd. (A)	92,000	279,770
Malaysia - 0.4%
AMMB Holdings BHD	59,087	46,521
Axiata Group BHD	101,690	53,897
CelcomDigi BHD	110,800	103,092
CIMB Group Holdings BHD	205,428	237,319
Dialog Group BHD	166,000	74,811
Gamuda BHD	63,444	59,862
Genting BHD	72,900	64,676
Genting Malaysia BHD	105,700	56,200
Hong Leong Bank BHD	23,269	96,567
Hong Leong Financial Group BHD	6,104	22,991
IHH Healthcare BHD	60,500	75,178
Inari Amertron BHD	98,100	60,419
IOI Corp. BHD	114,466	96,881
Kuala Lumpur Kepong BHD	17,415	79,278
Malayan Banking BHD	163,714	306,262
Malaysia Airports Holdings BHD	34,649	52,595
Maxis BHD	67,200	57,768
MISC BHD	45,780	68,970
Mr. D.I.Y Group M BHD (C)	80,550	25,873
Nestle Malaysia BHD	2,800	75,473
Petronas Chemicals Group BHD	99,800	152,539
Petronas Dagangan BHD	12,200	58,124
Petronas Gas BHD	21,200	76,013
PPB Group BHD	21,240	70,048
Press Metal Aluminium Holdings BHD	120,800	120,950
Public Bank BHD	486,890	420,664
QL Resources BHD	54,400	63,278
RHB Bank BHD	31,506	36,404
Sime Darby BHD	108,224	50,853
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sime Darby Plantation BHD	70,286	$63,992
Telekom Malaysia BHD	43,415	45,268
Tenaga Nasional BHD	101,250	215,332
		3,088,098
Mexico - 0.7%
Alfa SAB de CV, Class A	98,000	63,881
America Movil SAB de CV (A)	639,732	552,458
Arca Continental SAB de CV	16,000	145,765
Banco del Bajio SA (C)	26,400	82,726
Cemex SAB de CV, Series CPO (A)	521,849	339,864
Coca-Cola Femsa SAB de CV	15,212	118,816
Fibra Uno Administracion SA de CV	90,200	150,872
Fomento Economico Mexicano SAB de CV	65,820	717,514
Gruma SAB de CV, Class B	7,685	131,268
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	233,140
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	160,749
Grupo Bimbo SAB de CV, Series A	44,984	216,254
Grupo Carso SAB de CV, Series A1	15,454	112,202
Grupo Financiero Banorte SAB de CV, Series O	88,162	738,937
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	151,446
Grupo Mexico SAB de CV, Series B	104,066	491,802
Grupo Televisa SAB, Series CPO	80,326	48,719
Industrias Penoles SAB de CV (A)	4,883	57,475
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	87,167
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	52,763
Orbia Advance Corp. SAB de CV	37,631	78,123
Promotora y Operadora de Infraestructura SAB de CV	5,800	51,675
Wal-Mart de Mexico SAB de CV	177,288	669,173
		5,452,789
Netherlands - 2.9%
ABN AMRO Bank NV (C)	13,718	193,870
Adyen NV (A)(C)	734	544,213
Aegon NV	56,988	274,666
Akzo Nobel NV	6,168	444,703
Argenx SE (A)	1,884	920,951
ASM International NV	1,586	662,302
ASML Holding NV	13,642	8,031,733
ASR Nederland NV	5,398	201,978
BE Semiconductor Industries NV	2,603	254,590
Euronext NV (C)	3,256	226,485
EXOR NV	3,992	353,087
Heineken Holding NV	3,464	261,051
Heineken NV	9,726	857,459
IMCD NV	2,143	270,950
ING Groep NV	122,479	1,614,282
JDE Peet's NV	4,248	118,612
Koninklijke Ahold Delhaize NV	33,016	995,092
Koninklijke KPN NV	112,196	369,648
Koninklijke Philips NV (A)	32,815	654,733
NEPI Rockcastle NV (A)	15,860	87,382
NN Group NV (B)	9,228	295,833
OCI NV	3,599	100,078
Prosus NV (A)	51,621	1,521,066
QIAGEN NV (A)	8,350	336,919
Randstad NV	3,735	206,344
Stellantis NV	40,495	775,416
Stellantis NV (Euronext Paris Exchange)	34,423	659,574

102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Universal Music Group NV	26,829	$700,135
Wolters Kluwer NV	8,721	1,055,900
		22,989,052
New Zealand - 0.2%
Auckland International Airport, Ltd.	36,599	173,452
Fisher & Paykel Healthcare Corp., Ltd.	20,339	262,233
Mercury NZ, Ltd.	23,949	87,508
Meridian Energy, Ltd.	44,474	136,774
Spark New Zealand, Ltd.	67,539	194,435
Xero, Ltd. (A)	4,614	331,829
		1,186,231
Norway - 0.5%
Adevinta ASA (A)	8,335	82,114
Aker BP ASA	10,753	296,912
DNB Bank ASA	30,942	621,680
Equinor ASA	30,424	997,057
Gjensidige Forsikring ASA	6,934	101,746
Kongsberg Gruppen ASA	3,055	125,908
Mowi ASA	14,928	263,857
Norsk Hydro ASA	48,185	301,534
Orkla ASA	29,206	218,138
Salmar ASA	2,012	101,905
Telenor ASA	26,898	305,041
Yara International ASA	5,667	213,984
		3,629,876
Peru - 0.0%
Cia de Minas Buenaventura SAA, ADR (B)	8,064	68,705
Credicorp, Ltd.	2,434	311,479
		380,184
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	75,459
ACEN Corp.	6,690	580
Ayala Corp.	8,920	98,179
Ayala Land, Inc.	253,800	131,880
Bank of the Philippine Islands	36,411	72,007
BDO Unibank, Inc.	92,568	231,686
International Container Terminal Services, Inc.	33,760	123,334
JG Summit Holdings, Inc.	89,355	60,054
Jollibee Foods Corp.	18,900	76,540
Manila Electric Company	8,090	52,611
Metropolitan Bank & Trust Company	65,642	62,588
PLDT, Inc.	3,730	77,359
SM Investments Corp.	8,302	123,694
SM Prime Holdings, Inc.	311,044	166,574
Universal Robina Corp.	30,280	63,630
		1,416,175
Poland - 0.2%
Allegro.eu SA (A)(C)	13,472	98,896
Bank Polska Kasa Opieki SA	5,522	126,982
CD Projekt SA	2,349	67,116
Cyfrowy Polsat SA (A)	6,360	17,560
Dino Polska SA (A)(C)	1,719	139,314
KGHM Polska Miedz SA	5,681	144,727
LPP SA	42	124,655
ORLEN SA	17,254	231,165
PGE Polska Grupa Energetyczna SA (A)	26,654	45,578
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	260,050
Powszechny Zaklad Ubezpieczen SA	23,000	217,247
Santander Bank Polska SA (A)	1,219	100,073
		1,573,363
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	$381,783
Galp Energia SGPS SA	18,673	276,587
Jeronimo Martins SGPS SA	9,675	217,283
		875,653
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	405
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	27,683
LUKOIL PJSC, ADR (A)(E)	23,756	46,562
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	21,552
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	3,850
Novatek PJSC, GDR (A)(E)	3,057	15,193
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	30,000
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	9,131
Sberbank of Russia PJSC, ADR (A)(E)	40,000	14,000
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	11,807
Severstal PAO, GDR (A)(E)	4,250	1,913
Surgutneftegas PJSC, ADR (A)(E)	22,274	3,341
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	2,307
Tatneft PJSC, ADR (A)(E)	7,986	8,146
VTB Bank PJSC, GDR (A)(E)	50,760	1,015
		196,905
Saudi Arabia - 1.1%
ACWA Power Company	2,748	143,207
Advanced Petrochemical Company	4,529	48,476
Al Rajhi Bank	67,083	1,215,312
Alinma Bank	34,699	309,290
Almarai Company JSC	8,852	150,195
Arab National Bank	21,244	135,992
Arabian Internet & Communications Services Company	812	69,287
Bank AlBilad	17,420	196,638
Bank Al-Jazira (A)	14,284	64,028
Banque Saudi Fransi	19,205	187,015
Bupa Arabia for Cooperative Insurance Company	1,226	68,068
Dar Al Arkan Real Estate Development Company (A)	18,814	79,161
Dr Sulaiman Al Habib Medical Services Group Company	2,961	186,086
Elm Company	812	168,840
Etihad Etisalat Company	13,413	159,335
Jarir Marketing Company	20,900	80,773
Mouwasat Medical Services Company	3,348	91,779
National Industrialization Company (A)	11,652	39,480
Rabigh Refining & Petrochemical Company (A)	14,852	42,899
Riyad Bank	42,488	314,594
SABIC Agri-Nutrients Company	5,901	209,425
Sahara International Petrochemical Company	12,775	129,003
Saudi Arabian Mining Company (A)	45,750	492,533
Saudi Arabian Oil Company (C)	92,548	862,185
Saudi Awwal Bank	34,070	313,520
Saudi Basic Industries Corp.	30,455	670,597
Saudi Electricity Company	29,505	150,146
Saudi Industrial Investment Group	7,839	49,720
Saudi Kayan Petrochemical Company (A)	26,130	87,142
Saudi Research & Media Group (A)	1,230	53,944
Saudi Tadawul Group Holding Company	1,623	83,589
Saudi Telecom Company	67,677	678,722

103

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
The Company for Cooperative Insurance	2,068	$69,283
The Saudi Investment Bank	16,741	70,566
The Saudi National Bank	100,443	878,831
The Savola Group	9,302	89,462
Yanbu National Petrochemical Company	7,999	88,831
		8,727,954
Singapore - 1.0%
BOC Aviation, Ltd. (C)	7,400	51,557
CapitaLand Ascendas REIT	117,802	236,273
CapitaLand Integrated Commercial Trust	183,231	247,273
CapitaLand Investment, Ltd.	93,902	212,177
City Developments, Ltd.	16,600	80,110
DBS Group Holdings, Ltd.	61,654	1,514,201
Genting Singapore, Ltd.	226,200	139,642
Grab Holdings, Ltd., Class A (A)	63,200	223,728
Jardine Cycle & Carriage, Ltd.	3,400	79,268
JOYY, Inc., ADR	2,000	76,220
Keppel Corp., Ltd.	55,069	273,463
Mapletree Logistics Trust	124,150	152,200
Mapletree Pan Asia Commercial Trust	89,600	93,511
Oversea-Chinese Banking Corp., Ltd.	115,002	1,075,505
Sea, Ltd., ADR (A)	12,200	536,190
Seatrium, Ltd. (A)	1,050,993	102,767
Sembcorp Industries, Ltd.	30,200	112,250
Singapore Airlines, Ltd.	45,550	214,869
Singapore Exchange, Ltd.	30,900	219,823
Singapore Technologies Engineering, Ltd.	61,500	175,512
Singapore Telecommunications, Ltd.	294,940	522,072
United Overseas Bank, Ltd.	42,208	879,113
UOL Group, Ltd.	20,239	94,669
Wilmar International, Ltd.	72,000	195,933
		7,508,326
South Africa - 0.8%
Absa Group, Ltd.	27,515	253,573
African Rainbow Minerals, Ltd.	5,157	46,353
Anglo American Platinum, Ltd.	1,813	67,667
Aspen Pharmacare Holdings, Ltd.	13,036	118,082
Bid Corp., Ltd.	11,078	246,769
Capitec Bank Holdings, Ltd.	2,975	269,002
Clicks Group, Ltd.	8,355	114,054
Discovery, Ltd. (A)	16,080	116,485
Exxaro Resources, Ltd.	8,997	81,753
FirstRand, Ltd.	172,480	580,813
Gold Fields, Ltd.	29,492	319,658
Growthpoint Properties, Ltd.	109,582	61,154
Harmony Gold Mining Company, Ltd.	18,873	70,867
Impala Platinum Holdings, Ltd.	28,968	150,899
Kumba Iron Ore, Ltd.	2,164	52,004
MTN Group, Ltd.	59,164	352,263
Naspers, Ltd., N Shares	6,632	1,061,047
Nedbank Group, Ltd.	15,440	164,666
Northam Platinum Holdings, Ltd.	11,870	71,935
Old Mutual, Ltd.	182,601	114,597
OUTsurance Group, Ltd.	28,715	64,815
Pepkor Holdings, Ltd. (C)	56,996	51,790
Remgro, Ltd.	17,781	139,324
Sanlam, Ltd.	59,860	207,665
Sasol, Ltd.	19,396	266,254
Shoprite Holdings, Ltd.	16,492	208,720
Sibanye Stillwater, Ltd.	101,051	155,133
Standard Bank Group, Ltd.	43,543	421,952
The Bidvest Group, Ltd.	9,718	139,744
Vodacom Group, Ltd.	21,952	122,488
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Woolworths Holdings, Ltd.	33,746	$120,692
		6,212,218
South Korea - 3.1%
Amorepacific Corp.	975	88,103
BGF retail Company, Ltd.	90	9,409
Celltrion Healthcare Company, Ltd.	3,300	154,042
Celltrion Pharm, Inc. (A)	597	29,554
Celltrion, Inc.	3,299	340,414
CJ CheilJedang Corp.	210	47,671
CosmoAM&T Company, Ltd. (A)	778	85,664
Coway Company, Ltd.	2,324	70,948
DB Insurance Company, Ltd.	1,122	74,343
Doosan Bobcat, Inc.	1,103	41,632
Doosan Enerbility Company, Ltd. (A)	10,736	130,552
Ecopro BM Company, Ltd.	1,656	309,346
Ecopro Company, Ltd.	674	447,395
F&F Company, Ltd.	575	48,102
GS Holdings Corp.	1,749	51,604
Hana Financial Group, Inc.	9,993	313,066
Hankook Tire & Technology Company, Ltd.	1,937	56,659
Hanmi Pharm Company, Ltd.	149	33,029
Hanon Systems	4,656	32,464
Hanwha Aerospace Company, Ltd.	1,199	92,788
Hanwha Solutions Corp. (A)	3,077	67,841
HD Hyundai Company, Ltd.	1,555	76,370
HD Hyundai Heavy Industries Company, Ltd. (A)	609	54,616
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	92,624
HLB, Inc. (A)	3,222	71,429
HMM Company, Ltd.	8,540	103,011
Hotel Shilla Company, Ltd.	1,060	66,338
HYBE Company, Ltd. (A)	560	98,561
Hyundai Engineering & Construction Company, Ltd.	2,649	71,070
Hyundai Glovis Company, Ltd.	539	73,566
Hyundai Mobis Company, Ltd.	2,223	395,646
Hyundai Motor Company	4,857	686,799
Hyundai Steel Company	2,875	80,875
Industrial Bank of Korea	5,941	49,297
JYP Entertainment Corp.	959	79,632
Kakao Corp.	10,511	343,043
Kakao Games Corp. (A)	994	18,737
KakaoBank Corp.	3,982	68,913
Kangwon Land, Inc.	3,612	40,417
KB Financial Group, Inc.	12,892	525,825
KB Financial Group, Inc., ADR	430	17,677
Kia Corp.	8,833	531,661
Korea Aerospace Industries, Ltd.	1,710	61,722
Korea Electric Power Corp. (A)	6,370	84,688
Korea Electric Power Corp., ADR (A)	4,277	27,544
Korea Investment Holdings Company, Ltd.	1,170	45,939
Korea Zinc Company, Ltd.	350	131,104
Korean Air Lines Company, Ltd.	6,728	108,317
Krafton, Inc. (A)	733	81,817
KT&G Corp.	3,484	222,496
Kumho Petrochemical Company, Ltd.	614	60,924
L&F Company, Ltd.	748	95,462
LG Chem, Ltd.	1,553	568,610
LG Corp.	2,922	181,637
LG Display Company, Ltd. (A)	5,471	53,099
LG Display Company, Ltd., ADR (A)	2,417	11,795
LG Electronics, Inc.	3,973	296,455

104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Energy Solution, Ltd. (A)	1,580	$557,200
LG H&H Company, Ltd.	358	118,108
LG Innotek Company, Ltd.	575	104,188
LG Uplus Corp.	9,062	69,586
Lotte Chemical Corp.	674	68,428
Lotte Energy Materials Corp.	767	22,543
Meritz Financial Group, Inc. (A)	2,407	98,507
Mirae Asset Securities Company, Ltd.	7,084	33,839
NAVER Corp.	4,194	627,065
NCSoft Corp.	550	90,426
Netmarble Corp. (A)(C)	515	16,038
NH Investment & Securities Company, Ltd.	3,944	29,854
Orion Corp.	569	54,238
Pan Ocean Company, Ltd.	9,148	33,495
Pearl Abyss Corp. (A)	1,020	35,180
POSCO Future M Company, Ltd.	883	233,596
POSCO Holdings, Inc.	2,484	978,619
Posco International Corp.	1,782	93,620
Samsung Biologics Company, Ltd. (A)(C)	586	295,805
Samsung C&T Corp.	2,732	217,823
Samsung Electro-Mechanics Company, Ltd.	1,863	189,307
Samsung Electronics Company, Ltd.	161,279	8,153,320
Samsung Engineering Company, Ltd. (A)	5,310	118,822
Samsung Fire & Marine Insurance Company, Ltd.	1,218	234,253
Samsung Heavy Industries Company, Ltd. (A)	20,659	119,850
Samsung Life Insurance Company, Ltd.	2,349	122,197
Samsung SDI Company, Ltd.	1,864	704,429
Samsung SDS Company, Ltd.	1,018	101,955
Samsung Securities Company, Ltd.	1,475	40,131
Shinhan Financial Group Company, Ltd.	14,320	376,877
Shinhan Financial Group Company, Ltd., ADR	350	9,272
SK Biopharmaceuticals Company, Ltd. (A)	528	33,714
SK Bioscience Company, Ltd. (A)	763	38,400
SK Hynix, Inc.	18,713	1,584,330
SK IE Technology Company, Ltd. (A)(C)	601	32,835
SK Innovation Company, Ltd. (A)	2,041	223,939
SK Square Company, Ltd. (A)	3,395	106,591
SK, Inc.	1,269	137,213
SKC Company, Ltd.	859	48,227
S-Oil Corp.	1,876	109,720
Woori Financial Group, Inc.	16,990	154,016
Yuhan Corp.	1,359	76,286
		24,596,184
Spain - 1.7%
Acciona SA	843	107,360
ACS Actividades de Construccion y Servicios SA	7,419	266,711
Aena SME SA (C)	2,540	382,213
Amadeus IT Group SA	15,345	926,879
Banco Bilbao Vizcaya Argentaria SA	201,453	1,630,345
Banco Santander SA	523,680	1,994,210
Banco Santander SA (Mexican Stock Exchange)	22,856	85,247
CaixaBank SA	139,744	556,739
Cellnex Telecom SA (A)(C)	18,545	645,032
Corp ACCIONA Energias Renovables SA	2,249	57,929
EDP Renovaveis SA	9,513	155,798
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
EDP Renovaveis SA (BX Swiss Exchange)	126	$2,062
Enagas SA	9,787	162,068
Endesa SA	12,378	251,910
Ferrovial SE	17,246	526,986
Grifols SA (A)	11,763	152,353
Iberdrola SA	202,308	2,262,703
Industria de Diseno Textil SA	37,098	1,380,493
Naturgy Energy Group SA	4,969	135,183
Redeia Corp. SA	13,732	216,023
Repsol SA	44,917	738,840
Telefonica SA	183,426	749,358
		13,386,442
Sweden - 1.9%
Alfa Laval AB	9,840	337,098
Assa Abloy AB, B Shares	34,547	750,657
Atlas Copco AB, A Shares	92,584	1,243,466
Atlas Copco AB, B Shares	53,800	629,194
Beijer Ref AB	11,397	119,911
Boliden AB	9,749	279,765
Epiroc AB, A Shares	22,715	431,296
Epiroc AB, B Shares	14,979	239,624
EQT AB	12,034	237,106
Essity AB, B Shares	20,983	452,546
Evolution AB (C)	6,247	630,380
Fastighets AB Balder, B Shares (A)	24,258	108,744
Getinge AB, B Shares	8,639	151,808
Hennes & Mauritz AB, B Shares	22,261	315,666
Hexagon AB, B Shares	67,089	570,977
Holmen AB, B Shares	3,205	124,579
Husqvarna AB, B Shares	14,199	108,355
Industrivarden AB, A Shares	5,394	142,235
Industrivarden AB, C Shares	6,375	167,988
Indutrade AB	9,332	172,351
Investment AB Latour, B Shares	5,009	88,037
Investor AB, B Shares	58,569	1,121,275
L.E. Lundbergforetagen AB, B Shares	3,102	129,342
Lifco AB, B Shares	7,888	137,987
Nibe Industrier AB, B Shares	51,776	338,498
Saab AB, B Shares	2,710	137,927
Sagax AB, B Shares	6,422	121,989
Sandvik AB	36,214	666,350
Securitas AB, B Shares	20,108	158,996
Skandinaviska Enskilda Banken AB, A Shares	53,588	638,868
Skanska AB, B Shares	12,918	212,121
SKF AB, B Shares	11,531	191,432
Svenska Cellulosa AB SCA, B Shares	20,883	285,932
Svenska Handelsbanken AB, A Shares	50,274	447,333
Swedbank AB, A Shares	28,754	528,539
Swedish Orphan Biovitrum AB (A)	6,595	134,754
Tele2 AB, B Shares	17,728	135,575
Telefonaktiebolaget LM Ericsson, B Shares	100,604	490,119
Telia Company AB	91,625	188,995
Volvo AB, A Shares	8,008	166,299
Volvo AB, B Shares	51,555	1,061,911
Volvo Car AB, B Shares (A)	20,359	82,349
		14,678,374
Switzerland - 6.6%
ABB, Ltd.	53,671	1,915,690
Adecco Group AG	6,058	248,821
Alcon, Inc.	17,168	1,324,811
Bachem Holding AG	1,275	94,043
Baloise Holding AG	1,556	225,272

105

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Banque Cantonale Vaudoise	1,029	$107,677
Barry Callebaut AG	136	216,273
BKW AG	721	126,926
Chocoladefabriken Lindt & Spruengli AG	4	437,983
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	377,827
Cie Financiere Richemont SA, A Shares	17,834	2,171,883
Clariant AG (A)	8,258	130,201
Coca-Cola HBC AG (A)	8,067	220,584
DSM-Firmenich AG	6,005	507,440
Dufry AG (A)	3,335	126,616
EMS-Chemie Holding AG	241	163,313
Geberit AG	1,129	563,007
Givaudan SA	317	1,032,099
Glencore PLC	361,179	2,056,751
Helvetia Holding AG	1,256	175,449
Holcim, Ltd. (A)	17,601	1,126,621
Julius Baer Group, Ltd.	7,301	467,322
Kuehne + Nagel International AG	1,851	525,926
Logitech International SA	5,565	382,863
Lonza Group AG	2,544	1,176,720
Nestle SA	90,165	10,206,319
Novartis AG	69,360	7,083,643
Partners Group Holding AG	768	862,153
Roche Holding AG	23,774	6,490,329
Roche Holding AG, Bearer Shares	911	267,640
Schindler Holding AG	806	155,081
Schindler Holding AG, Participation Certificates	1,378	274,497
SGS SA (A)	5,077	426,090
SIG Group AG (A)	10,451	257,465
Sika AG	4,942	1,252,110
Sonova Holding AG	1,838	435,012
Straumann Holding AG	3,800	483,660
Swiss Life Holding AG	1,050	653,288
Swiss Prime Site AG	2,598	237,844
Swiss Re AG	10,244	1,052,063
Swisscom AG	886	526,098
Temenos AG	2,556	178,767
The Swatch Group AG	2,395	116,969
The Swatch Group AG, Bearer Shares	986	252,536
UBS Group AG	111,226	2,739,740
VAT Group AG (C)	914	326,155
Zurich Insurance Group AG	5,140	2,351,836
		52,531,413
Taiwan - 4.0%
Accton Technology Corp.	17,000	260,817
Acer, Inc.	99,018	111,571
Advantech Company, Ltd.	16,085	172,235
Airtac International Group	4,185	127,151
ASE Technology Holding Company, Ltd.	103,338	352,740
Asia Cement Corp.	72,863	89,757
Asustek Computer, Inc.	23,952	272,551
AUO Corp. (A)	219,061	111,329
Catcher Technology Company, Ltd.	19,184	108,570
Cathay Financial Holding Company, Ltd. (A)	285,373	394,040
Chailease Holding Company, Ltd.	48,200	270,655
Chang Hwa Commercial Bank, Ltd.	118,903	63,581
Cheng Shin Rubber Industry Company, Ltd.	43,680	57,543
China Airlines, Ltd.	94,000	61,838
China Development Financial Holding Corp. (A)	504,133	184,296
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Steel Corp.	398,388	$311,754
Chunghwa Telecom Company, Ltd.	127,148	457,018
Compal Electronics, Inc.	139,764	133,183
CTBC Financial Holding Company, Ltd.	586,465	445,581
Delta Electronics, Inc.	64,866	653,325
E Ink Holdings, Inc.	29,000	161,704
E.Sun Financial Holding Company, Ltd.	474,218	356,493
Eclat Textile Company, Ltd.	6,259	94,444
eMemory Technology, Inc.	2,000	125,568
Eva Airways Corp.	86,000	79,339
Evergreen Marine Corp. Taiwan, Ltd.	33,826	121,648
Far Eastern New Century Corp.	99,875	89,074
Far EasTone Telecommunications Company, Ltd.	45,159	101,716
Feng TAY Enterprise Company, Ltd.	16,262	92,298
First Financial Holding Company, Ltd.	364,543	299,984
Formosa Chemicals & Fibre Corp.	117,212	223,352
Formosa Petrochemical Corp.	39,720	99,169
Formosa Plastics Corp.	128,086	316,638
Fubon Financial Holding Company, Ltd.	264,897	498,729
Giant Manufacturing Company, Ltd.	10,362	57,216
Gigabyte Technology Company, Ltd.	17,000	149,427
Global Unichip Corp.	3,000	127,746
Globalwafers Company, Ltd.	7,000	98,692
Hon Hai Precision Industry Company, Ltd.	421,368	1,358,169
Hotai Motor Company, Ltd.	10,200	207,293
Hua Nan Financial Holdings Company, Ltd.	296,225	188,234
Innolux Corp. (A)	237,154	96,727
Inventec Corp.	89,899	137,058
Largan Precision Company, Ltd.	3,143	208,219
Lite-On Technology Corp.	67,626	255,316
MediaTek, Inc.	51,340	1,173,780
Mega Financial Holding Company, Ltd.	375,189	438,587
Micro-Star International Company, Ltd.	23,000	117,008
momo.com, Inc.	2,640	41,241
Nan Ya Plastics Corp.	160,992	332,131
Nan Ya Printed Circuit Board Corp.	8,000	66,302
Nanya Technology Corp.	37,000	75,403
Nien Made Enterprise Company, Ltd.	5,000	48,003
Novatek Microelectronics Corp.	19,361	254,241
Pegatron Corp.	66,989	159,037
PharmaEssentia Corp. (A)	7,000	72,919
Pou Chen Corp.	78,641	69,876
Powerchip Semiconductor Manufacturing Corp.	91,000	75,033
President Chain Store Corp.	19,496	158,490
Quanta Computer, Inc.	90,771	679,340
Realtek Semiconductor Corp.	14,999	184,164
Ruentex Development Company, Ltd. (A)	51,840	56,574
Shin Kong Financial Holding Company, Ltd. (A)	411,790	118,382
SinoPac Financial Holdings Company, Ltd.	355,369	191,686
Synnex Technology International Corp.	41,928	83,273
Taishin Financial Holding Company, Ltd.	373,535	207,286
Taiwan Business Bank	210,944	86,332
Taiwan Cement Corp.	184,594	190,230
Taiwan Cooperative Financial Holding Company, Ltd.	320,260	254,119
Taiwan High Speed Rail Corp.	66,000	61,267
Taiwan Mobile Company, Ltd.	55,257	161,991

106

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	832,227	$13,570,484
The Shanghai Commercial & Savings Bank, Ltd.	120,142	161,080
Unimicron Technology Corp.	40,000	215,811
Uni-President Enterprises Corp.	161,487	350,986
United Microelectronics Corp.	380,313	534,023
Vanguard International Semiconductor Corp.	31,000	65,510
Voltronic Power Technology Corp.	2,000	98,494
Walsin Lihwa Corp.	87,735	100,185
Wan Hai Lines, Ltd.	22,770	34,115
Winbond Electronics Corp.	102,000	80,175
Wistron Corp.	88,000	278,684
Wiwynn Corp.	3,000	139,892
WPG Holdings, Ltd.	47,840	89,855
Yageo Corp.	10,015	163,082
Yang Ming Marine Transport Corp.	60,000	84,542
Yuanta Financial Holding Company, Ltd.	339,601	263,807
Zhen Ding Technology Holding, Ltd.	19,000	58,007
		31,829,215
Thailand - 0.5%
Advanced Info Service PCL	40,400	252,297
Airports of Thailand PCL (A)	144,700	276,842
Bangkok Dusit Medical Services PCL, NVDR	387,300	283,659
Bangkok Expressway & Metro PCL, NVDR	354,600	80,636
Banpu PCL, NVDR	273,700	59,995
Berli Jucker PCL, NVDR	21,300	17,940
BTS Group Holdings PCL, NVDR	301,600	61,976
Bumrungrad Hospital PCL, NVDR	15,600	114,540
Central Pattana PCL, NVDR	64,400	111,495
Central Retail Corp. PCL	45,441	48,214
Charoen Pokphand Foods PCL	136,200	77,347
CP ALL PCL	184,600	306,138
CP ALL PCL, NVDR	12,300	20,398
CP Axtra PCL, NVDR	71,600	63,263
Delta Electronics Thailand PCL, NVDR	105,500	238,474
Electricity Generating PCL	7,600	25,225
Electricity Generating PCL, NVDR	1,400	4,647
Energy Absolute PCL	56,900	79,448
Gulf Energy Development PCL, NVDR	79,150	98,675
Home Product Center PCL	204,400	70,001
Indorama Ventures PCL, NVDR	54,900	39,087
Kasikornbank PCL, NVDR	20,000	69,032
Krung Thai Bank PCL	164,375	85,564
Krungthai Card PCL	30,800	37,149
Land & Houses PCL, NVDR	393,400	84,121
Minor International PCL, NVDR	131,483	112,480
Muangthai Capital PCL, NVDR	11,300	11,112
PTT Exploration & Production PCL	47,147	219,995
PTT Global Chemical PCL	87,373	82,398
PTT PCL	329,000	301,743
PTT PCL, NVDR	10,500	9,630
Ratch Group PCL, NVDR	19,200	16,587
SCB X PCL	23,348	65,588
Thai Oil PCL	50,886	70,121
The Siam Cement PCL	12,000	98,938
The Siam Cement PCL, NVDR	14,300	117,902
True Corp. PCL	269,362	52,310
		3,764,967
Turkey - 0.2%
Akbank TAS	100,286	122,159
Aselsan Elektronik Sanayi Ve Ticaret AS	28,052	41,693
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	16,428	$164,346
Eregli Demir ve Celik Fabrikalari TAS (A)	49,091	79,513
Ford Otomotiv Sanayi AS	2,390	73,556
Haci Omer Sabanci Holding AS	34,855	75,817
Hektas Ticaret TAS (A)	38,876	38,069
KOC Holding AS	25,423	135,898
Sasa Polyester Sanayi AS (A)	35,185	63,025
Turk Hava Yollari AO (A)	18,859	166,457
Turkcell Iletisim Hizmetleri AS	38,572	74,841
Turkiye Is Bankasi AS, Class C	134,602	126,058
Turkiye Petrol Rafinerileri AS	34,986	202,688
Turkiye Sise ve Cam Fabrikalari AS	47,094	93,677
Yapi ve Kredi Bankasi AS	100,953	67,771
		1,525,568
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	1
United Kingdom - 9.0%
3i Group PLC	33,057	832,071
abrdn PLC	67,699	127,911
Admiral Group PLC	7,357	212,616
Anglo American PLC	42,911	1,178,326
Anglogold Ashanti PLC	14,430	231,841
Ashtead Group PLC	14,934	905,642
Associated British Foods PLC	11,883	298,548
AstraZeneca PLC	52,339	7,059,763
Auto Trader Group PLC (C)	31,085	233,573
Aviva PLC	96,832	458,324
BAE Systems PLC	103,325	1,255,597
Barclays PLC	540,046	1,040,907
Barratt Developments PLC	38,692	207,454
BP PLC	585,967	3,777,128
British American Tobacco PLC	71,745	2,252,713
BT Group PLC	237,392	337,114
Bunzl PLC	11,428	406,997
Burberry Group PLC	13,108	303,779
Centrica PLC	192,412	361,912
CNH Industrial NV	34,627	420,360
Coca-Cola Europacific Partners PLC	6,887	431,387
Compass Group PLC	59,046	1,437,283
Croda International PLC	5,146	307,381
Diageo PLC	76,297	2,812,944
Endeavour Mining PLC	6,282	121,268
Entain PLC	21,740	246,573
GSK PLC	138,567	2,507,218
Haleon PLC	173,209	717,971
Halma PLC	13,950	328,674
Hargreaves Lansdown PLC	13,764	129,451
HSBC Holdings PLC	667,549	5,223,861
Imperial Brands PLC	29,156	591,475
Informa PLC	48,542	443,263
InterContinental Hotels Group PLC	5,955	440,401
Intertek Group PLC	6,021	301,106
J Sainsbury PLC	55,808	171,863
JD Sports Fashion PLC	87,670	159,256
Johnson Matthey PLC	7,531	149,094
Kingfisher PLC	65,606	178,096
Land Securities Group PLC	25,882	185,524
Legal & General Group PLC	202,129	545,415
Lloyds Banking Group PLC	2,174,830	1,168,749
London Stock Exchange Group PLC	13,589	1,361,978
M&G PLC	75,877	181,796
Melrose Industries PLC	45,639	260,162
Mondi PLC	13,861	231,229

107

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mondi PLC (Johannesburg Stock Exchange)	4,137	$69,115
National Grid PLC	126,026	1,507,198
NatWest Group PLC	195,705	559,829
Next PLC	4,131	366,387
Ocado Group PLC (A)	19,565	142,256
Pearson PLC	23,325	246,098
Persimmon PLC	11,973	156,805
Phoenix Group Holdings PLC	27,163	159,192
Reckitt Benckiser Group PLC	24,469	1,725,582
RELX PLC	41,592	1,403,320
RELX PLC (Euronext Amsterdam Exchange)	22,799	770,703
Rentokil Initial PLC	85,275	633,138
Rio Tinto PLC	38,021	2,387,448
Rolls-Royce Holdings PLC (A)	284,201	761,488
Schroders PLC	29,188	144,227
Segro PLC	33,962	296,967
Severn Trent PLC	9,413	271,413
Shell PLC	226,405	7,175,774
Smith & Nephew PLC	29,554	366,784
Smiths Group PLC	12,075	237,734
Spirax-Sarco Engineering PLC	2,735	316,587
SSE PLC	36,760	720,366
St. James's Place PLC	20,193	203,728
Standard Chartered PLC	80,099	736,718
Taylor Wimpey PLC	139,593	199,086
Tesco PLC	247,643	796,545
The Berkeley Group Holdings PLC	4,051	202,306
The Sage Group PLC	34,459	414,679
Unilever PLC	84,932	4,201,340
United Utilities Group PLC	23,160	267,616
Vodafone Group PLC	776,383	727,786
Whitbread PLC	6,683	281,308
Wise PLC, Class A (A)	20,804	173,493
WPP PLC	36,478	324,996
		71,484,006
United States - 0.1%
BeiGene, Ltd. (A)	23,300	321,468
Brookfield Renewable Corp., Class A	5,150	123,266
Legend Biotech Corp., ADR (A)	2,100	141,057
Parade Technologies, Ltd.	3,000	91,824
Southern Copper Corp.	2,874	216,383
		893,998
TOTAL COMMON STOCKS (Cost $631,725,365)		$763,260,752
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	179,381	510,320
Banco BTG Pactual SA	4	6
Centrais Eletricas Brasileiras SA, B Shares	5,700	45,756
Cia Energetica de Minas Gerais	47,171	116,460
Gerdau SA	45,780	219,767
Itau Unibanco Holding SA	164,589	890,962
Itausa SA	170,619	307,189
Petroleo Brasileiro SA	165,151	1,138,123
		3,228,583
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	194,539
Dr. Ing. h.c. F. Porsche AG (C)	3,890	364,987
Henkel AG & Company KGaA	5,727	407,817
Porsche Automobil Holding SE	5,695	280,134
Sartorius AG	833	282,132
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Germany (continued)
Volkswagen AG	6,978	$801,768
		2,331,377
South Korea - 0.2%
Hyundai Motor Company	705	54,806
Hyundai Motor Company, 2nd Preferred	1,197	93,832
LG Chem, Ltd.	162	37,272
Samsung Electronics Company, Ltd.	28,139	1,133,621
		1,319,531
TOTAL PREFERRED SECURITIES (Cost $7,262,269)		$6,879,491
RIGHTS - 0.0%
Constellation Software, Inc. (Expiration Date: 10-2-23; Strike Price: CAD 133.00) (A)	700	3
CosmoAM&T Company, Ltd. (Expiration Date: 11-8-23; Strike Price: KRW 122,800.00) (A)	40	789
Localiza Rent a Car SA (Expiration Date: 11-13-23; Strike Price: BRL 47.13) (A)	222	707
TOTAL RIGHTS (Cost $0)		$1,499
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	60,320	248
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	30,160	107
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	0
TOTAL WARRANTS (Cost $0)		$355
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
Fidelity Government Portfolio, Institutional Class, 5.2686% (G)	13,869,476	13,869,476
John Hancock Collateral Trust, 5.2943% (G)(H)	383,134	3,829,690
TOTAL SHORT-TERM INVESTMENTS (Cost $17,699,523)		$17,699,166
Total Investments (International Equity Index Trust) (Cost $656,687,157) - 99.6%		$787,841,263
Other assets and liabilities, net - 0.4%		2,965,916
TOTAL NET ASSETS - 100.0%		$790,807,179
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $3,829,762.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

108

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 9-30-23.
International Equity Index Trust (continued)
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	32	Long	Dec 2023	$3,351,549	$3,266,560	$(84,989)
MSCI Emerging Markets Index Futures	218	Long	Dec 2023	10,724,122	10,417,130	(306,992)
MSCI Kuwait Index Futures	121	Long	Dec 2023	1,816,792	1,775,070	(41,722)
MSCI Qatar Index Futures	129	Long	Dec 2023	2,019,412	1,984,020	(35,392)
MSCI UAE Index Futures	80	Long	Dec 2023	2,903,370	3,027,600	124,230
						$(344,865)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.0%
Australia - 6.4%
A2B Australia, Ltd.	9,047	$9,507
Accent Group, Ltd.	24,907	31,208
Adairs, Ltd.	7,392	6,637
Adbri, Ltd. (A)	19,036	24,720
Ainsworth Game Technology, Ltd. (A)	10,192	6,615
Alcidion Group, Ltd. (A)	43,339	3,060
Alkane Resources, Ltd. (A)	25,036	9,713
Alliance Aviation Services, Ltd. (A)	3,238	6,767
Altium, Ltd.	425	11,733
Alumina, Ltd. (A)	53,091	32,293
AMA Group, Ltd. (A)	56,721	1,525
AMP, Ltd.	110,740	88,882
Ansell, Ltd.	4,270	60,544
Appen, Ltd. (A)	4,723	3,735
Arafura Rare Earths, Ltd. (A)	190,322	31,601
ARB Corp., Ltd.	3,214	64,212
Archer Materials, Ltd. (A)	10,038	3,056
Ardent Leisure Group, Ltd. (A)	39,016	11,732
ARN Media, Ltd.	20,357	10,850
AUB Group, Ltd.	5,591	104,309
Audinate Group, Ltd. (A)	3,532	30,628
Aurelia Metals, Ltd. (A)	115,998	6,576
Aussie Broadband, Ltd. (A)	7,972	20,967
Austal, Ltd.	23,155	27,942
Australian Agricultural Company, Ltd. (A)	28,065	23,221
Australian Clinical Labs, Ltd.	5,715	10,453
Australian Ethical Investment, Ltd.	4,074	11,296
Australian Finance Group, Ltd.	15,010	14,028
Australian Strategic Materials, Ltd. (A)	2,603	2,432
Auswide Bank, Ltd.	752	2,530
AVZ Minerals, Ltd. (A)(B)	98,026	36,870
Baby Bunting Group, Ltd.	5,551	7,527
Bank of Queensland, Ltd.	25,717	94,383
Bapcor, Ltd.	15,610	67,912
Base Resources, Ltd.	32,069	3,495
Beach Energy, Ltd.	52,650	54,948
Beacon Lighting Group, Ltd.	6,576	7,802
Bega Cheese, Ltd.	15,122	24,383
Bell Financial Group, Ltd.	10,635	6,656
Bellevue Gold, Ltd. (A)	54,153	47,648
Betmakers Technology Group, Ltd. (A)	14,102	833
Bigtincan Holdings, Ltd. (A)	29,230	6,823
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Boral, Ltd. (A)	21,191	$60,297
Boss Energy, Ltd. (A)	13,991	43,306
Bravura Solutions, Ltd. (A)	32,221	15,345
Breville Group, Ltd.	4,635	65,104
Brickworks, Ltd.	3,876	61,930
Bubs Australia, Ltd. (A)	28,812	3,048
BWX, Ltd. (A)(B)	9,946	1,279
Calidus Resources, Ltd. (A)	34,959	3,471
Capitol Health, Ltd.	41,735	5,625
Capricorn Metals, Ltd. (A)	13,300	34,776
Carnarvon Energy, Ltd. (A)	51,813	5,318
Cash Converters International, Ltd.	14,501	1,918
Cedar Woods Properties, Ltd.	5,696	16,664
Champion Iron, Ltd.	10,715	42,757
City Chic Collective, Ltd. (A)	9,410	2,284
Clinuvel Pharmaceuticals, Ltd.	2,335	22,034
Clover Corp., Ltd.	8,155	5,496
Codan, Ltd.	5,320	26,911
Collins Foods, Ltd.	4,405	26,937
Cooper Energy, Ltd. (A)	158,205	12,166
Corporate Travel Management, Ltd.	4,156	44,687
Costa Group Holdings, Ltd.	18,556	37,222
Credit Corp. Group, Ltd.	3,047	37,656
CSR, Ltd.	25,551	92,081
Data#3, Ltd.	9,073	41,128
De Grey Mining, Ltd. (A)	62,572	44,376
Dicker Data, Ltd.	2,871	17,793
Domain Holdings Australia, Ltd.	11,859	30,221
Domino's Pizza Enterprises, Ltd.	310	10,526
Downer EDI, Ltd.	26,043	68,642
Eagers Automotive, Ltd.	7,533	67,024
Elders, Ltd.	6,553	24,238
Emeco Holdings, Ltd.	22,924	9,240
Emerald Resources NL (A)	28,411	49,143
EML Payments, Ltd. (A)	16,327	12,293
Enero Group, Ltd.	3,952	4,056
EQT Holdings, Ltd.	975	17,491
Estia Health, Ltd.	11,708	22,920
EVT, Ltd.	5,448	38,291
Finbar Group, Ltd. (A)	8,370	3,548
FleetPartners Group, Ltd. (A)	16,681	29,253
Fleetwood, Ltd.	8,058	9,770
Flight Centre Travel Group, Ltd.	6,231	77,141

109

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Frontier Digital Ventures, Ltd. (A)	11,391	$2,698
G8 Education, Ltd.	51,376	35,045
Galan Lithium, Ltd. (A)	15,105	6,318
Genesis Minerals, Ltd. (A)	8,312	7,373
Gold Road Resources, Ltd.	44,651	45,870
GrainCorp, Ltd., Class A	9,793	44,252
Grange Resources, Ltd.	21,083	6,397
GUD Holdings, Ltd.	7,010	52,719
GWA Group, Ltd.	12,453	14,717
Hansen Technologies, Ltd.	11,735	39,793
Harvey Norman Holdings, Ltd. (C)	24,082	59,669
Healius, Ltd. (A)	23,643	34,842
Helia Group, Ltd.	18,245	40,866
Highfield Resources, Ltd. (A)	13,495	3,502
HUB24, Ltd.	3,277	68,166
Humm Group, Ltd.	28,024	7,939
Iluka Resources, Ltd.	1,450	7,081
Imdex, Ltd.	25,654	25,544
Immutep, Ltd. (A)	26,372	4,745
Infomedia, Ltd.	17,584	17,832
Inghams Group, Ltd.	20,588	43,763
Insignia Financial, Ltd.	33,498	51,670
Integral Diagnostics, Ltd.	13,604	25,125
Integrated Research, Ltd. (A)	3,367	714
InvoCare, Ltd.	6,357	51,326
Ioneer, Ltd. (A)	61,614	8,851
IPH, Ltd.	10,380	49,151
IRESS, Ltd.	7,892	29,356
IVE Group, Ltd.	11,452	14,202
JB Hi-Fi, Ltd.	1,065	30,934
Johns Lyng Group, Ltd.	11,815	49,325
Jumbo Interactive, Ltd.	2,253	22,426
Jupiter Mines, Ltd.	116,266	14,519
Karoon Energy, Ltd. (A)	31,460	52,706
Kelsian Group, Ltd.	8,073	29,470
Kogan.com, Ltd. (A)	1,950	6,569
Lifestyle Communities, Ltd.	4,254	43,918
Link Administration Holdings, Ltd.	18,547	16,352
Lovisa Holdings, Ltd.	3,846	47,469
MA Financial Group, Ltd.	4,146	12,637
Macmahon Holdings, Ltd.	112,440	12,242
Macquarie Technology Group, Ltd. (A)	246	10,022
Magellan Financial Group, Ltd.	5,757	33,876
Mayne Pharma Group, Ltd.	4,957	10,319
McMillan Shakespeare, Ltd.	3,346	34,575
McPherson's, Ltd.	9,168	2,522
Mesoblast, Ltd. (A)(C)	12,985	3,191
Metals X, Ltd. (A)	48,765	9,311
Metcash, Ltd.	36,255	87,772
Michael Hill International, Ltd.	16,629	9,544
MMA Offshore, Ltd. (A)	25,635	22,821
Monadelphous Group, Ltd.	5,646	50,923
Monash IVF Group, Ltd.	21,798	17,616
Mount Gibson Iron, Ltd. (A)	19,096	5,368
Myer Holdings, Ltd.	63,302	23,141
MyState, Ltd.	5,893	11,694
Nanosonics, Ltd. (A)	11,541	31,089
Navigator Global Investments, Ltd.	11,684	10,049
Netwealth Group, Ltd.	4,931	47,552
New Hope Corp., Ltd.	23,547	95,540
Newcrest Mining, Ltd. (Toronto Stock Exchange)	680	10,734
nib holdings, Ltd.	22,359	106,418
Nick Scali, Ltd.	5,272	37,397
Nickel Industries, Ltd.	57,059	27,209
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Nine Entertainment Company Holdings, Ltd.	57,796	$75,669
Novonix, Ltd. (A)	10,082	5,299
NRW Holdings, Ltd.	25,786	44,644
Nufarm, Ltd.	21,032	63,718
Objective Corp., Ltd.	921	6,321
OceanaGold Corp.	38,000	74,419
OFX Group, Ltd. (A)	14,134	15,734
Omni Bridgeway, Ltd. (A)	15,737	18,085
oOh!media, Ltd.	31,712	28,722
Orora, Ltd.	63,721	112,099
Pacific Current Group, Ltd.	1,717	11,119
Pact Group Holdings, Ltd. (A)	11,275	5,019
Paladin Energy, Ltd. (A)	119,046	83,155
Panoramic Resources, Ltd. (A)	95,428	2,271
Pantoro, Ltd. (A)	102,069	2,415
Peet, Ltd.	13,800	10,722
PeopleIN, Ltd.	5,152	5,899
Perenti, Ltd. (A)	35,432	24,497
Perpetual, Ltd.	3,957	52,990
Perseus Mining, Ltd.	68,083	71,088
PEXA Group, Ltd. (A)	4,479	32,635
Pinnacle Investment Management Group, Ltd.	5,460	31,378
Platinum Asset Management, Ltd.	22,136	18,398
Poseidon Nickel, Ltd. (A)	71,048	864
Praemium, Ltd. (A)	28,131	10,736
Premier Investments, Ltd.	4,406	70,277
Propel Funeral Partners, Ltd.	2,859	7,902
PSC Insurance Group, Ltd.	5,616	17,532
PWR Holdings, Ltd.	4,736	33,377
Ramelius Resources, Ltd.	38,169	34,763
ReadyTech Holdings, Ltd. (A)	4,809	11,446
Red 5, Ltd. (A)	261,310	43,984
Redbubble, Ltd. (A)(C)	13,929	4,130
Regis Healthcare, Ltd.	9,267	16,072
Regis Resources, Ltd. (A)	35,749	33,734
Resolute Mining, Ltd. (A)	88,090	19,347
Ridley Corp., Ltd.	19,540	28,822
RPMGlobal Holdings, Ltd. (A)	6,670	6,414
Sandfire Resources, Ltd. (A)	21,317	83,055
Select Harvests, Ltd.	7,081	18,239
Servcorp, Ltd.	3,171	6,296
Service Stream, Ltd.	27,275	16,261
Seven West Media, Ltd. (A)	85,038	17,180
SG Fleet Group, Ltd.	8,938	14,106
Sierra Rutile Holdings, Ltd. (A)	14,764	1,798
Sigma Healthcare, Ltd.	86,903	38,493
Silver Lake Resources, Ltd. (A)	48,508	25,974
Silver Mines, Ltd. (A)	77,466	8,357
Sims, Ltd.	7,974	68,593
SmartGroup Corp., Ltd.	8,029	42,574
SolGold PLC (A)	65,333	9,996
Solvar, Ltd.	9,169	6,128
Southern Cross Media Group, Ltd.	17,291	8,425
SRG Global, Ltd.	35,644	15,000
St. Barbara, Ltd. (A)	33,249	3,715
Super Retail Group, Ltd.	7,649	58,450
Superloop, Ltd. (A)	22,967	9,807
Symbio Holdings, Ltd.	2,522	4,267
Syrah Resources, Ltd. (A)	49,135	15,924
Tabcorp Holdings, Ltd.	93,926	56,598
Technology One, Ltd.	7,700	76,359
Temple & Webster Group, Ltd. (A)	4,468	17,166
Ten Sixty Four, Ltd. (B)	8,127	2,978

110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Terracom, Ltd.	32,978	$9,381
The Reject Shop, Ltd. (A)	2,561	9,365
The Star Entertainment Group, Ltd. (A)(C)	71,717	27,919
The Star Entertainment Group, Ltd., Entitlement Offer (A)	55,359	21,712
Tyro Payments, Ltd. (A)	10,423	9,022
United Malt Grp, Ltd. (A)	15,585	49,401
Viva Energy Group, Ltd. (D)	23,650	45,328
Vulcan Energy Resources, Ltd. (A)	3,849	7,095
Webjet, Ltd. (A)	16,369	70,561
West African Resources, Ltd. (A)	42,178	20,617
Westgold Resources, Ltd. (A)	18,696	20,121
Zip Company, Ltd. (A)	18,285	3,157
		6,169,348
Austria - 1.4%
Addiko Bank AG (A)	668	8,972
Agrana Beteiligungs AG	724	11,762
ams AG (A)	11,874	55,556
ANDRITZ AG	2,906	146,441
AT&S Austria Technologie & Systemtechnik AG	1,188	35,086
BAWAG Group AG (A)(D)	3,812	174,231
CA Immobilien Anlagen AG	1,426	47,220
DO & Company AG	278	30,480
Eurotelesites AG (A)	1,109	4,854
EVN AG	2,014	53,829
Fabasoft AG	599	11,308
FACC AG (A)	1,116	7,191
IMMOFINANZ AG (A)	1,270	24,660
Kapsch TrafficCom AG (A)	191	2,006
Kontron AG	2,318	44,904
Lenzing AG (A)	566	23,195
Mayr Melnhof Karton AG	378	50,982
Oesterreichische Post AG	1,378	45,211
Palfinger AG	876	20,657
POLYTEC Holding AG	995	4,259
Porr AG	876	10,857
Raiffeisen Bank International AG (A)	6,265	91,283
RHI Magnesita NV	1,095	36,979
RHI Magnesita NV (London Stock Exchange)	545	18,397
Rosenbauer International AG (A)	174	5,592
Schoeller-Bleckmann Oilfield Equipment AG	710	41,818
Semperit AG Holding	822	14,822
Telekom Austria AG (A)	4,436	30,946
UBM Development AG	411	9,103
UNIQA Insurance Group AG	3,329	26,921
Vienna Insurance Group AG	1,157	32,248
voestalpine AG	4,895	133,268
Wienerberger AG	4,676	118,351
Zumtobel Group AG	2,545	16,176
		1,389,565
Belgium - 1.4%
Ackermans & van Haaren NV	982	148,390
Ageas SA/NV	746	30,725
AGFA-Gevaert NV (A)(C)	6,780	13,091
Atenor (C)	230	2,930
Azelis Group NV	898	17,727
Barco NV	3,257	63,192
Bekaert SA	1,389	62,184
Biocartis Group NV (A)(D)	4,063	1,245
bpost SA	4,236	23,194
Cie d'Entreprises CFE	416	3,075
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Deceuninck NV	2,515	$5,765
Deme Group NV	416	45,634
Econocom Group SA/NV	6,435	16,958
Etablissements Franz Colruyt NV	2,147	92,811
Euronav NV	4,264	69,126
Euronav NV (New York Stock Exchange)	2,324	38,183
EVS Broadcast Equipment SA	811	22,999
Fagron	2,712	46,118
Galapagos NV (A)	1,566	53,923
Gimv NV	1,093	47,721
Immobel SA (C)	209	6,435
Ion Beam Applications	1,305	13,619
Kinepolis Group NV	585	29,097
Lotus Bakeries NV	21	170,621
Melexis NV	863	74,274
Ontex Group NV (A)	3,927	28,808
Orange Belgium SA (A)	417	6,051
Proximus SADP	6,084	49,434
Recticel SA (C)	2,296	22,716
Sipef NV	420	23,353
Tessenderlo Group SA (C)	1,111	32,014
Van de Velde NV	377	13,166
VGP NV	462	42,857
Viohalco SA	7,173	39,844
X-Fab Silicon Foundries SE (A)(D)	3,484	35,912
		1,393,192
Bermuda - 0.2%
Hiscox, Ltd.	14,943	182,704
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	25,475
Canada - 10.7%
5N Plus, Inc. (A)	3,515	9,058
Acadian Timber Corp.	800	10,207
Advantage Energy, Ltd. (A)	9,000	61,425
Aecon Group, Inc.	3,200	26,740
Africa Oil Corp.	22,402	45,027
Ag Growth International, Inc.	1,100	43,117
AGF Management, Ltd., Class B	4,298	22,625
Aimia, Inc. (A)(C)	7,777	17,635
AirBoss of America Corp.	1,500	4,826
Alamos Gold, Inc., Class A	21,407	241,454
Algoma Central Corp. (C)	700	7,586
Altius Minerals Corp.	1,700	27,485
Altus Group, Ltd.	2,318	80,245
Amerigo Resources, Ltd.	13,502	12,625
Andlauer Healthcare Group, Inc.	1,218	37,062
Andrew Peller, Ltd., Class A (C)	2,300	7,129
Aritzia, Inc. (A)	4,845	84,290
Ascot Resources, Ltd. (A)	13,700	3,782
Atco, Ltd., Class I	2,918	73,903
Athabasca Oil Corp. (A)	35,674	114,251
ATS Corp. (A)	4,247	181,043
AutoCanada, Inc. (A)	1,985	35,484
B2Gold Corp.	50,543	145,126
B2Gold Corp. (NYSE American Exchange)	5,393	15,586
Badger Infrastructure Solutions, Ltd. (C)	1,832	46,790
Ballard Power Systems, Inc. (A)(C)	9,718	35,774
Bausch Health Companies, Inc. (A)	5,200	42,879
Baytex Energy Corp.	19,253	84,907
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd. (C)	11,933	68,000
Bird Construction, Inc.	4,995	37,842
Black Diamond Group, Ltd.	2,750	14,578

111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
BlackBerry, Ltd. (A)	17,634	$83,480
BMTC Group, Inc.	500	4,786
Bombardier, Inc., Class B (A)	3,969	138,393
Boralex, Inc., Class A	3,277	70,402
Boyd Group Services, Inc.	1,160	206,276
Brookfield Infrastructure Corp., Class A	1,086	38,395
Calian Group, Ltd.	605	22,730
Calibre Mining Corp. (A)	11,500	11,007
Canaccord Genuity Group, Inc.	5,281	31,338
Canacol Energy, Ltd.	1,513	11,953
Canada Goose Holdings, Inc. (A)(C)	2,213	32,456
Canadian Western Bank	5,015	103,900
Canfor Corp. (A)	2,404	29,859
Canfor Pulp Products, Inc. (A)	2,715	3,958
Capital Power Corp. (C)	6,027	168,263
Capstone Copper Corp. (A)	29,467	124,962
Cardinal Energy, Ltd.	5,530	30,128
Cascades, Inc.	5,723	51,700
Celestica, Inc. (A)	3,019	73,883
Celestica, Inc. (New York Stock Exchange) (A)	3,200	78,464
Centerra Gold, Inc.	9,077	44,374
CES Energy Solutions Corp.	18,429	52,238
China Gold International Resources Corp., Ltd.	18,050	76,811
CI Financial Corp.	6,700	76,261
Cineplex, Inc. (A)	1,227	8,555
Cogeco Communications, Inc.	563	26,060
Cogeco, Inc.	445	16,142
Colliers International Group, Inc.	980	93,328
Computer Modelling Group, Ltd.	4,420	27,661
Corby Spirit and Wine, Ltd. (C)	700	7,447
Corus Entertainment, Inc., B Shares (C)	11,806	8,953
Crescent Point Energy Corp.	9,419	78,084
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	139,440
Crew Energy, Inc. (A)	8,100	34,768
Cronos Group, Inc. (A)	5,470	10,914
Cronos Group, Inc. (Nasdaq Exchange) (A)(C)	7,260	14,520
Denison Mines Corp. (A)	23,898	39,236
Dexterra Group, Inc.	1,621	6,827
Doman Building Materials Group, Ltd.	3,600	19,560
Dorel Industries, Inc., Class B (A)	1,800	7,673
DREAM Unlimited Corp., Class A (C)	1,350	18,268
Dundee Precious Metals, Inc.	7,687	47,540
Dye & Durham, Ltd.	590	5,773
E-L Financial Corp., Ltd.	100	65,599
Eldorado Gold Corp. (A)	9,374	83,647
Endeavour Silver Corp. (A)	6,945	16,976
Enerflex, Ltd.	6,400	36,753
Enerplus Corp.	10,813	190,267
Enghouse Systems, Ltd.	1,800	39,731
Ensign Energy Services, Inc. (A)(C)	9,800	23,521
EQB, Inc.	1,392	77,274
Equinox Gold Corp. (A)	12,552	52,768
ERO Copper Corp. (A)	2,900	50,004
Evertz Technologies, Ltd.	1,900	17,486
Exchange Income Corp.	568	18,751
Exco Technologies, Ltd. (C)	1,500	8,205
Extendicare, Inc. (C)	6,230	27,842
Fiera Capital Corp. (C)	5,935	24,557
Finning International, Inc.	7,281	214,745
Firm Capital Mortgage Investment Corp.	1,100	8,001
First Majestic Silver Corp.	9,281	47,558
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
First Majestic Silver Corp. (New York Stock Exchange)	1,582	$8,116
First Mining Gold Corp. (A)(C)	39,000	4,020
First National Financial Corp.	700	18,373
Fission Uranium Corp. (A)	19,500	13,208
Fortuna Silver Mines, Inc. (A)	14,300	38,955
Freehold Royalties, Ltd. (C)	5,429	58,757
Frontera Energy Corp. (A)	2,200	17,412
Galiano Gold, Inc. (A)	6,600	3,936
Gamehost, Inc.	100	663
GDI Integrated Facility Services, Inc. (A)	300	8,504
Gibson Energy, Inc.	6,006	85,917
goeasy, Ltd.	372	29,204
GoGold Resources, Inc. (A)(C)	5,300	4,722
Gran Tierra Energy, Inc. (A)	2,516	17,449
Guardian Capital Group, Ltd., Class A	1,100	34,824
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc.	9,290	48,972
Heroux-Devtek, Inc. (A)	2,700	31,845
High Liner Foods, Inc.	1,773	14,359
HLS Therapeutics, Inc.	700	2,577
Hudbay Minerals, Inc.	13,410	65,261
IAMGOLD Corp. (A)	24,627	53,125
Imperial Metals Corp. (A)	5,060	8,214
Information Services Corp.	800	13,017
Innergex Renewable Energy, Inc.	8,000	59,901
Interfor Corp. (A)	2,920	43,319
International Petroleum Corp. (A)	337	3,208
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	33,572
International Tower Hill Mines, Ltd. (A)	2,300	821
Jamieson Wellness, Inc. (D)	2,200	39,473
K92 Mining, Inc. (A)	1,930	8,199
KAB Distribution, Inc. (A)(B)	7,076	0
Karora Resources, Inc. (A)(C)	4,800	13,535
K-Bro Linen, Inc.	600	14,025
Kelt Exploration, Ltd. (A)	10,445	55,753
Keyera Corp.	806	18,924
Kinaxis, Inc. (A)	346	39,021
Knight Therapeutics, Inc. (A)	5,400	17,891
Labrador Iron Ore Royalty Corp. (C)	2,318	54,867
Largo, Inc. (A)	780	2,211
Lassonde Industries, Inc., Class A	200	18,559
Laurentian Bank of Canada	1,514	33,741
Leon's Furniture, Ltd.	1,883	25,536
Lightspeed Commerce, Inc. (A)	5,593	78,568
Linamar Corp.	1,966	94,707
Logan Energy Corp. (A)	3,592	2,671
Logistec Corp., Class B	700	31,211
Lucara Diamond Corp. (A)	25,184	7,231
Lundin Gold, Inc.	4,258	47,807
Magellan Aerospace Corp.	900	5,023
Mainstreet Equity Corp. (A)	400	39,168
Major Drilling Group International, Inc. (A)	4,513	27,478
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	4,140	79,554
Martinrea International, Inc.	4,603	42,395
MDA, Ltd. (A)	1,987	16,867
Medical Facilities Corp.	2,104	14,654
MEG Energy Corp. (A)	10,188	198,247
Melcor Developments, Ltd.	1,000	9,012
Methanex Corp.	3,089	139,207
Morguard Corp.	400	29,891
Mountain Province Diamonds, Inc. (A)	6,800	1,802

112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
MTY Food Group, Inc.	742	$31,696
Mullen Group, Ltd.	3,682	36,379
New Gold, Inc. (A)	34,515	31,764
NFI Group, Inc. (A)	2,960	28,156
North American Construction Group, Ltd.	2,100	45,502
Nuvei Corp. (D)	1,646	24,685
NuVista Energy, Ltd. (A)	9,305	89,059
Onex Corp.	878	51,604
Organigram Holdings, Inc. (A)	2,232	2,958
Orla Mining, Ltd. (A)	11,140	39,368
Osisko Gold Royalties, Ltd.	9,554	112,193
Osisko Mining, Inc. (A)	12,850	23,273
Paramount Resources, Ltd., Class A	5,173	122,827
Parex Resources, Inc.	5,516	103,518
Park Lawn Corp.	1,792	24,645
Parkland Corp.	6,819	199,462
Pason Systems, Inc.	3,936	39,063
Peyto Exploration & Development Corp. (C)	5,797	58,429
PHX Energy Services Corp.	2,600	14,835
Pine Cliff Energy, Ltd. (C)	11,000	11,662
Pizza Pizza Royalty Corp.	1,729	17,592
Polaris Renewable Energy, Inc.	1,500	15,660
Pollard Banknote, Ltd.	1,000	18,332
PolyMet Mining Corp. (A)	1,185	2,469
PrairieSky Royalty, Ltd.	11,227	206,314
Precision Drilling Corp. (A)	782	52,398
Premium Brands Holdings Corp.	2,000	140,033
Quarterhill, Inc.	9,800	10,534
Questerre Energy Corp., Class A (A)	19,444	2,935
Real Matters, Inc. (A)	3,500	15,976
RF Capital Group, Inc. (A)	185	699
Richelieu Hardware, Ltd.	2,000	58,575
Rogers Sugar, Inc.	6,474	25,691
Russel Metals, Inc.	2,746	76,866
Savaria Corp. (C)	2,300	24,029
Seabridge Gold, Inc. (A)	2,830	29,753
Secure Energy Services, Inc.	13,477	74,021
ShawCor, Ltd. (A)	4,173	48,819
Sienna Senior Living, Inc.	3,606	28,381
SilverCrest Metals, Inc. (A)	100	442
Sleep Country Canada Holdings, Inc. (D)	2,113	36,201
SNC-Lavalin Group, Inc.	7,843	261,635
Spartan Delta Corp.	1,796	5,355
Spin Master Corp. (D)	1,400	35,200
Sprott, Inc.	1,329	40,479
Stelco Holdings, Inc.	2,075	57,335
Stella-Jones, Inc.	2,800	134,656
Superior Plus Corp.	7,557	57,084
Surge Energy, Inc.	2,103	14,337
Tamarack Valley Energy, Ltd.	20,085	57,671
Taseko Mines, Ltd. (A)	16,100	20,151
Tecsys, Inc.	609	12,554
TELUS Corp.	1,384	22,600
TerraVest Industries, Inc.	600	16,786
The North West Company, Inc.	2,706	68,136
Tidewater Midstream and Infrastructure, Ltd.	6,650	5,043
Tilray Brands, Inc. (A)	114	271
Timbercreek Financial Corp.	6,000	29,862
TLC Vision Corp. (A)(B)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	56,801
Total Energy Services, Inc.	3,132	21,583
TransAlta Corp.	9,482	82,586
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TransAlta Renewables, Inc.	6,098	$55,177
Transcontinental, Inc., Class A (C)	4,783	40,180
Trevali Mining Corp. (A)(B)	3,713	252
Trican Well Service, Ltd.	16,409	56,177
Tricon Residential, Inc.	9,919	73,320
Triple Flag Precious Metals Corp.	828	10,845
Trisura Group, Ltd. (A)	2,500	55,457
Vecima Networks, Inc.	479	6,291
Vermilion Energy, Inc.	6,400	93,626
Wajax Corp.	1,300	26,933
Wesdome Gold Mines, Ltd. (A)	7,800	40,716
Western Copper & Gold Corp. (A)(C)	5,400	7,395
Western Forest Products, Inc.	25,850	15,606
Westshore Terminals Investment Corp.	2,189	40,597
Whitecap Resources, Inc.	12,597	106,378
WildBrain, Ltd. (A)(C)	10,382	11,313
Winpak, Ltd. (C)	1,177	33,475
Yellow Pages, Ltd. (C)	140	1,265
Zenith Capital Corp. (A)	1,700	187
		10,400,525
China - 0.0%
AustAsia Group, Ltd. (A)	4,540	1,024
Fosun Tourism Group (A)(D)	11,400	10,772
		11,796
Denmark - 2.6%
ALK-Abello A/S (A)	5,254	58,923
Alm Brand A/S	33,083	49,547
Amagerbanken A/S (A)(B)	25,580	0
Ambu A/S, Class B (A)	2,405	25,068
Bang & Olufsen A/S (A)	7,788	9,485
Bavarian Nordic A/S (A)(C)	3,556	79,567
Better Collective A/S (A)	2,021	45,291
Cadeler A/S (A)	2,970	10,093
CBrain A/S	389	10,982
Chemometec A/S (A)	801	37,996
Columbus A/S	6,187	5,625
D/S Norden A/S	1,347	74,813
Dfds A/S	1,767	58,250
FLSmidth & Company A/S	3,054	137,652
GN Store Nord A/S (A)	3,190	57,354
H Lundbeck A/S	17,205	92,659
H+H International A/S, Class B (A)	1,146	11,599
ISS A/S	7,129	109,512
Jeudan A/S	380	12,883
Jyske Bank A/S (A)	2,263	165,072
Lan & Spar Bank A/S	198	19,228
Matas A/S	2,910	40,213
Netcompany Group A/S (A)(C)(D)	1,473	55,832
Nilfisk Holding A/S (A)	1,220	21,403
NKT A/S (A)	2,513	130,903
NNIT A/S (A)(D)	479	5,756
NTG Nordic Transport Group A/S (A)	635	32,573
Per Aarsleff Holding A/S	883	40,465
Ringkjoebing Landbobank A/S	1,156	166,838
ROCKWOOL A/S, B Shares	133	32,144
Royal Unibrew A/S	2,134	164,810
Scandinavian Tobacco Group A/S (D)	3,178	48,409
Schouw & Company A/S	666	44,343
SimCorp A/S	1,476	153,292
Solar A/S, B Shares	410	27,550
SP Group A/S	368	10,574
Spar Nord Bank A/S	4,267	66,007
Sparekassen Sjaelland-Fyn A/S	1,012	28,301
Sydbank A/S	3,132	148,670
TCM Group A/S (A)	507	3,558

113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Tivoli A/S	102	$10,353
Topdanmark A/S	1,997	86,699
UIE PLC	1,280	32,014
Vestjysk Bank A/S	22,473	12,899
Zealand Pharma A/S (A)	1,618	69,937
		2,505,142
Finland - 2.0%
Aktia Bank OYJ	3,501	33,658
Alma Media OYJ	1,962	18,703
Bittium OYJ	2,708	10,601
Cargotec OYJ, B Shares	2,007	83,903
Caverion OYJ	2,277	20,745
Citycon OYJ (A)	4,136	23,167
Enento Group OYJ (A)(D)	860	19,270
EQ OYJ	483	8,938
Finnair OYJ (A)	44,891	24,479
Fiskars OYJ ABP	2,196	40,451
F-Secure OYJ	7,159	13,186
Harvia OYJ	846	22,820
HKScan OYJ, A Shares (A)	316	247
Huhtamaki OYJ	3,864	127,032
Kamux Corp.	1,688	9,895
Kemira OYJ	4,940	76,811
Kesko OYJ, B Shares	1,177	21,087
Kojamo OYJ	4,092	36,256
Konecranes OYJ	2,713	89,934
Lassila & Tikanoja OYJ	1,929	19,851
Marimekko OYJ	1,923	21,356
Metsa Board OYJ, B Shares	7,990	64,139
Musti Group OYJ (A)	1,222	23,208
Nokian Renkaat OYJ	4,287	33,652
Olvi OYJ, A Shares	721	22,982
Oma Saastopankki OYJ	490	10,651
Oriola OYJ, B Shares	9,290	9,151
Orion OYJ, Class A	711	27,897
Orion OYJ, Class B	3,859	151,604
Outokumpu OYJ	16,239	67,983
Pihlajalinna OYJ (A)	1,193	10,213
Ponsse OYJ	543	15,020
Puuilo OYJ	1,645	13,996
QT Group OYJ (A)	770	42,152
Raisio OYJ, V Shares	8,267	18,053
Rapala VMC OYJ	908	2,966
Revenio Group OYJ	1,101	23,832
Sanoma OYJ	2,692	19,796
Taaleri OYJ	956	9,334
Talenom OYJ	637	3,678
Terveystalo OYJ (D)	4,887	38,995
TietoEVRY OYJ (C)	4,031	90,535
Tokmanni Group Corp.	2,438	33,852
Uponor OYJ	2,530	75,924
Vaisala OYJ, A Shares	952	33,413
Valmet OYJ	7,336	167,485
Verkkokauppa.com OYJ	1,047	2,797
Wartsila OYJ ABP	18,553	210,278
WithSecure OYJ (A)	7,159	7,776
YIT OYJ	8,449	19,383
		1,973,135
France - 4.6%
AKWEL	725	12,232
ALD SA (D)	7,805	60,268
Altamir	752	19,856
Alten SA	1,325	173,868
Arkema SA	198	19,491
Atos SE (A)(C)	2,440	16,924
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Axway Software SA	531	$12,971
Bastide le Confort Medical (A)(C)	256	6,868
Beneteau SA	2,839	34,328
Bigben Interactive (A)	1,198	3,987
Boiron SA	274	15,529
Bonduelle SCA	1,027	11,446
Catana Group	1,588	10,019
Cegedim SA (A)	495	9,547
CGG SA (A)	42,425	30,097
Chargeurs SA (C)	1,552	13,208
Cie des Alpes	998	13,689
Cie Plastic Omnium SE	2,278	36,943
Claranova SE (A)	1,250	1,924
Clariane SE (C)	3,776	22,672
Coface SA	6,169	78,538
DBV Technologies SA (A)(C)	1,786	5,008
Derichebourg SA	6,625	33,304
Ekinops SAS (A)	1,302	8,114
Electricite de Strasbourg SA	31	3,142
Elior Group SA (A)(D)	8,308	16,974
Elis SA	8,533	149,867
Equasens	290	22,330
Eramet SA	565	42,937
Etablissements Maurel et Prom SA	6,372	32,880
Eurazeo SE	1,837	109,311
Eutelsat Communications SA (C)	6,192	36,510
Exclusive Networks SA (A)	708	12,875
Exel Industries, A Shares	89	4,354
Fnac Darty SA	1,099	26,918
Forvia SE (A)	7,066	145,372
Gaztransport Et Technigaz SA	1,211	148,843
Genfit SA (A)	2,919	9,679
Groupe Crit	163	12,028
Guerbet (C)	326	5,791
Haulotte Group SA (A)	962	2,951
ID Logistics Group (A)	176	46,365
Imerys SA	1,845	54,451
Infotel SA	348	18,254
IPSOS	2,460	113,014
Jacquet Metals SACA	1,024	17,414
JCDecaux SE (A)	1,836	31,064
Kaufman & Broad SA	901	26,254
La Francaise des Jeux SAEM (D)	1,324	43,003
Laurent-Perrier	110	13,902
Lectra	297	8,071
LISI	419	9,847
LNA Sante SA	166	4,334
Lumibird (A)	632	9,532
Maisons du Monde SA (D)	1,925	14,791
Manitou BF SA	880	21,105
Mersen SA	1,369	54,534
Metropole Television SA	1,324	16,757
Nacon SA (A)	446	657
Neoen SA (D)	1,900	55,254
Nexans SA	991	80,346
Nexity SA	1,974	29,102
NRJ Group	782	5,771
OVH Groupe SAS (A)	146	1,322
Pierre Et Vacances SA (A)	10,785	14,238
Plastivaloire (A)	383	1,068
Quadient SA	2,171	43,732
Recylex SA (A)(B)	1,058	0
Rexel SA	10,217	228,922
Robertet SA	12	10,245
Rubis SCA	3,866	86,585

114

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Samse SA	48	$8,421
Savencia SA	372	21,307
SCOR SE	6,613	205,313
SEB SA	741	69,126
Seche Environnement SA	126	14,672
SES-imagotag SA (A)	167	19,450
SMCP SA (A)(D)	1,921	7,774
Societe BIC SA	1,252	82,546
Societe LDC SADIR	212	26,015
Societe pour l'Informatique Industrielle	438	21,707
SOITEC (A)	1,009	167,450
Sopra Steria Group SACA	690	142,443
SPIE SA	5,882	170,706
Stef SA	202	22,623
Synergie SE	557	17,277
Technip Energies NV	6,139	152,422
Television Francaise 1	3,803	29,093
Thermador Groupe (C)	453	37,677
Tikehau Capital SCA	2,057	45,310
Trigano SA	463	62,685
Ubisoft Entertainment SA (A)	4,551	147,483
Valeo SE	8,798	150,973
Vallourec SA (A)	5,161	62,814
Vantiva SA (A)	9,713	1,579
Verallia SA (D)	3,490	137,276
Vicat SA	1,201	36,661
Virbac SA	232	62,588
Voltalia SA (A)	1,403	15,182
Wavestone	331	17,341
Xilam Animation SA (A)	215	3,090
		4,452,531
Gabon - 0.0%
Totalenergies EP Gabon	20	3,576
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	13,730
TBC Bank Group PLC	1,781	64,656
		78,386
Germany - 5.5%
1&1 AG	2,192	37,041
7C Solarparken AG	3,282	11,192
Adesso SE	207	22,371
Adtran Networks SE (A)	804	17,044
All for One Group SE	130	5,482
Allgeier SE (C)	498	11,153
Amadeus Fire AG	264	31,150
Atoss Software AG	218	45,046
Aurubis AG	1,560	115,103
Auto1 Group SE (A)(D)	3,943	25,133
Basler AG	486	5,024
BayWa AG (C)	669	23,795
Bechtle AG	3,835	178,597
Bertrandt AG	394	18,324
Bijou Brigitte AG	340	12,317
Bilfinger SE	1,781	60,898
Borussia Dortmund GmbH & Company KGaA (A)	4,276	17,735
CANCOM SE	1,316	35,031
CECONOMY AG (A)(C)	8,144	17,192
CENIT AG	446	6,148
Cewe Stiftung & Company KGAA	268	24,932
CompuGroup Medical SE & Company KGaA	1,368	53,419
CropEnergies AG	1,544	12,893
CTS Eventim AG & Company KGaA	2,897	164,444
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Dermapharm Holding SE	849	$34,998
Deutsche Beteiligungs AG	1,067	35,446
Deutsche Pfandbriefbank AG (D)	6,014	42,597
Deutz AG	3,432	15,115
DIC Asset AG (C)	3,005	12,401
Dr. Hoenle AG (A)(C)	420	7,872
Draegerwerk AG & Company KGaA	82	3,289
Duerr AG	2,868	77,608
DWS Group GmbH & Company KGaA (D)	1,480	50,256
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	27,474
Elmos Semiconductor SE	454	30,540
ElringKlinger AG	2,576	15,932
Encavis AG (A)(C)	5,880	82,517
Energiekontor AG (C)	454	36,856
Evotec SE (A)	2,387	47,517
Fielmann Group AG	1,241	53,498
flatexDEGIRO AG (A)	2,072	18,106
Fraport AG Frankfurt Airport Services Worldwide (A)	2,067	109,276
Freenet AG	5,773	135,137
FUCHS SE	2,106	67,438
GEA Group AG	2,422	89,261
Gerresheimer AG	1,680	176,032
GFT Technologies SE	961	26,705
GRENKE AG	983	21,431
H&R GmbH & Company KGaA	1,324	6,737
Hamburger Hafen und Logistik AG	1,330	23,625
Heidelberger Druckmaschinen AG (A)	18,003	22,968
HelloFresh SE (A)	6,865	203,990
Hensoldt AG	2,082	61,386
HOCHTIEF AG	1,110	111,925
Hornbach Holding AG & Company KGaA	497	31,677
HUGO BOSS AG	2,702	170,795
Indus Holding AG	975	20,687
Init Innovation in Traffic Systems SE	364	9,224
Instone Real Estate Group SE (D)	2,299	14,243
IVU Traffic Technologies AG	665	9,453
Jenoptik AG	2,990	75,561
JOST Werke SE (D)	517	24,780
K+S AG	7,752	140,190
KION Group AG	1,907	72,941
Kloeckner & Company SE (C)	2,892	29,555
Knaus Tabbert AG (C)	203	11,160
Koenig & Bauer AG (A)	912	13,502
Krones AG	775	79,756
KWS Saat SE & Company KGaA	556	32,641
LANXESS AG	3,805	96,197
LEG Immobilien SE (A)	1,311	90,154
Leifheit AG	437	8,353
Manz AG (A)(C)	233	3,412
Medigene AG (A)	760	1,392
Medios AG (A)	842	13,390
METRO AG (A)	6,195	42,689
MLP SE	5,864	29,788
Nagarro SE (A)(C)	394	28,423
Nemetschek SE	215	13,085
New Work SE	128	13,355
Norma Group SE	1,576	29,121
OHB SE	399	18,008
PATRIZIA SE	2,719	21,547
Pfeiffer Vacuum Technology AG (C)	256	39,575
PNE AG	805	11,162

115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
ProSiebenSat.1 Media SE (C)	7,531	$50,869
PVA TePla AG (A)	1,420	22,981
SAF-Holland SE	1,157	14,896
Salzgitter AG	1,529	40,383
Scout24 SE (D)	183	12,689
Secunet Security Networks AG (C)	141	29,851
SGL Carbon SE (A)(C)	3,072	21,379
Siltronic AG	981	83,510
Sirius Real Estate, Ltd.	53,591	56,181
Sixt SE	733	67,792
SMA Solar Technology AG (A)	839	54,263
Stabilus SE	1,440	80,457
Stroeer SE & Company KGaA	1,746	77,628
Suedzucker AG	2,959	43,991
SUESS MicroTec SE	1,803	41,622
Synlab AG	1,768	18,837
TAG Immobilien AG (A)	8,916	93,156
Takkt AG	1,848	25,074
TeamViewer SE (A)(D)	6,009	100,997
Technotrans SE	530	9,319
thyssenkrupp AG	22,583	171,683
United Internet AG	3,347	71,541
VERBIO Vereinigte BioEnergie AG	1,012	40,616
Vitesco Technologies Group AG (A)	992	80,280
Vossloh AG	859	35,842
Wacker Chemie AG	416	59,404
Wacker Neuson SE	2,039	41,502
Washtec AG	611	21,625
Westwing Group SE (A)	385	3,651
Wuestenrot & Wuerttembergische AG	1,566	23,950
Zeal Network SE (C)	461	15,339
		5,306,521
Gibraltar - 0.0%
888 Holdings PLC (A)	15,858	19,247
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	64
Okeanis Eco Tankers Corp. (A)(D)	733	18,822
TT Hellenic Postbank SA (A)(B)	12,594	0
		18,886
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	139
Hong Kong - 2.0%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)	108,000	4,055
APAC Resources, Ltd.	18,475	2,498
Apollo Future Mobility Group, Ltd. (A)	56,000	429
Asia Financial Holdings, Ltd.	14,000	5,712
ASMPT, Ltd.	11,500	102,461
Associated International Hotels, Ltd.	28,000	27,335
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	12,886
Burwill Holdings, Ltd. (A)(B)	292,000	1,193
Cafe de Coral Holdings, Ltd.	18,000	19,452
Chen Hsong Holdings	10,000	1,951
Cheuk Nang Holdings, Ltd.	3,708	793
China Energy Development Holdings, Ltd. (A)	634,000	6,967
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	4,401
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Chow Sang Sang Holdings International, Ltd.	22,000	$27,012
Chuang's Consortium International, Ltd. (A)	30,948	1,934
CITIC Telecom International Holdings, Ltd.	59,000	23,330
CMBC Capital Holdings, Ltd. (A)	10,750	947
C-MER Eye Care Holdings, Ltd. (A)	18,000	8,729
Cowell e Holdings, Inc. (A)	8,000	15,879
Crystal International Group, Ltd. (D)	19,000	5,984
CSC Holdings, Ltd. (A)	885,000	3,268
CSI Properties, Ltd.	245,066	3,565
Dah Sing Banking Group, Ltd.	18,000	11,852
Dah Sing Financial Holdings, Ltd.	6,520	13,763
Dynamic Holdings, Ltd.	8,000	10,084
EC Healthcare	13,000	5,035
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor International Holdings, Ltd.	97,333	5,549
Esprit Holdings, Ltd. (A)	176,850	7,205
Fairwood Holdings, Ltd.	3,500	4,593
Far East Consortium International, Ltd.	98,508	20,225
First Pacific Company, Ltd.	112,000	44,236
Giordano International, Ltd.	82,000	26,036
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	7,973
Great Eagle Holdings, Ltd.	10,516	17,790
G-Resources Group, Ltd.	33,580	7,551
Guotai Junan International Holdings, Ltd.	207,000	16,045
Haitong International Securities Group, Ltd. (A)	125,477	11,387
Hang Lung Group, Ltd.	31,000	43,628
Hanison Construction Holdings, Ltd.	27,441	3,365
Harbour Centre Development, Ltd. (A)	38,000	34,866
HK Electric Investments, Ltd.	54,500	31,215
HKBN, Ltd.	36,000	14,641
HKR International, Ltd.	51,920	10,985
Hong Kong Ferry Holdings Company, Ltd.	29,000	17,107
Hong Kong Technology Venture Company, Ltd. (A)	28,000	10,777
Hongkong Chinese, Ltd. (A)	66,000	3,488
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	7,598
Hutchison Port Holdings Trust	161,400	27,724
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	10,911
Hysan Development Company, Ltd.	25,000	48,398
Johnson Electric Holdings, Ltd.	20,883	25,602
K Wah International Holdings, Ltd.	80,000	22,443
Kerry Logistics Network, Ltd.	16,500	14,726
Kerry Properties, Ltd.	23,500	39,854
Kowloon Development Company, Ltd.	22,000	19,181
Lai Sun Development Company, Ltd. (A)	22,980	2,947
Langham Hospitality Investments, Ltd.	22,500	2,183
Lippo China Resources, Ltd. (A)	3,600	553
Liu Chong Hing Investment, Ltd.	16,000	10,941
Luk Fook Holdings International, Ltd.	15,000	38,802
Man Wah Holdings, Ltd.	61,600	43,055
Mandarin Oriental International, Ltd.	8,000	13,336
Mason Group Holdings, Ltd. (A)	1,548,800	6,332
MH Development, Ltd. (A)(B)	16,000	1,067
Midland Holdings, Ltd. (A)	34,734	2,690
Miramar Hotel & Investment	15,000	20,018
Modern Dental Group, Ltd.	20,000	8,159
New World Development Company, Ltd.	6,000	11,633
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	296

116

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Nissin Foods Company, Ltd.	22,000	$16,826
NWS Holdings, Ltd.	64,000	72,746
Oriental Watch Holdings	18,000	8,882
Oshidori International Holdings, Ltd. (A)	204,000	5,993
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	68,667
Pacific Century Premium Developments, Ltd. (A)	2,376	85
Pacific Textiles Holdings, Ltd.	42,000	8,662
Paliburg Holdings, Ltd. (A)	46,000	5,977
PC Partner Group, Ltd.	12,000	4,720
PCCW, Ltd.	156,590	71,309
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	15,346
Pico Far East Holdings, Ltd.	60,000	11,094
Public Financial Holdings, Ltd.	24,000	5,630
Realord Group Holdings, Ltd. (A)(C)	6,000	4,267
Regal Hotels International Holdings, Ltd. (A)	36,000	12,631
Regina Miracle International Holdings, Ltd. (D)	17,000	5,501
Shangri-La Asia, Ltd. (A)	46,000	31,437
Shun Tak Holdings, Ltd. (A)	80,250	11,620
Singamas Container Holdings, Ltd.	114,000	8,001
SITC International Holdings Company, Ltd.	26,000	43,623
SJM Holdings, Ltd. (A)	118,750	46,542
SmarTone Telecommunications Holdings, Ltd.	31,500	15,925
Solomon Systech International, Ltd. (A)	72,000	2,836
South China Holdings Company, Ltd. (A)	640,000	3,345
Stella International Holdings, Ltd.	20,000	20,061
Sun Hung Kai & Company, Ltd.	45,000	15,413
SUNeVision Holdings, Ltd.	31,000	12,778
Tao Heung Holdings, Ltd.	14,000	1,378
Television Broadcasts, Ltd. (A)	19,100	7,755
Texhong International Group, Ltd. (A)	11,000	6,083
Texwinca Holdings, Ltd.	60,000	8,241
The Bank of East Asia, Ltd.	33,715	41,720
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	25,590
Theme International Holdings, Ltd. (A)	130,000	10,768
Town Health International Medical Group, Ltd.	261,361	10,642
Tradelink Electronic Commerce, Ltd.	50,000	5,625
Transport International Holdings, Ltd.	12,312	15,467
United Laboratories International Holdings, Ltd.	42,000	42,445
Upbest Group, Ltd.	164,000	12,839
Value Partners Group, Ltd.	40,000	12,564
Vitasoy International Holdings, Ltd.	34,000	41,098
VSTECS Holdings, Ltd.	47,200	26,464
VTech Holdings, Ltd.	6,900	41,283
Wai Kee Holdings, Ltd. (A)	24,000	3,821
Wealthking Investments, Ltd. (A)	32,000	616
Wing On Company International, Ltd.	4,000	6,324
Wing Tai Properties, Ltd.	70,000	27,183
Yue Yuen Industrial Holdings, Ltd.	30,000	34,339
Yunfeng Financial Group, Ltd. (A)	26,000	3,561
Zensun Enterprises, Ltd. (A)	21,000	469
Zhaobangji Properties Holdings, Ltd. (A)	88,000	2,449
		1,957,267
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland - 0.6%
Bank of Ireland Group PLC	9,529	$93,152
C&C Group PLC	17,690	29,925
Cairn Homes PLC	24,718	28,519
COSMO Pharmaceuticals NV	753	32,819
Dalata Hotel Group PLC	6,155	26,101
FBD Holdings PLC	1,936	24,943
Glanbia PLC	6,256	103,089
Glenveagh Properties PLC (A)(D)	24,326	25,616
Grafton Group PLC, CHESS Depositary Interest	9,527	105,112
Greencore Group PLC (A)	23,830	22,021
Irish Continental Group PLC	5,309	25,041
Permanent TSB Group Holdings PLC (A)	5,786	13,162
		529,500
Isle of Man - 0.1%
Playtech PLC (A)	11,001	60,615
Strix Group PLC (C)	6,042	3,887
		64,502
Israel - 1.3%
Adgar Investment and Development, Ltd.	4,535	5,239
AFI Properties, Ltd. (A)	603	20,514
Africa Israel Residences, Ltd.	355	18,444
Airport City, Ltd. (A)	1	9
Allot, Ltd. (A)	2,103	4,615
Alrov Properties and Lodgings, Ltd.	399	14,400
Arad, Ltd.	787	12,391
Ashdod Refinery, Ltd. (A)	345	9,542
AudioCodes, Ltd.	1,269	12,830
Aura Investments, Ltd.	10,003	23,382
Automatic Bank Services, Ltd.	1,109	4,607
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	13,811
Bet Shemesh Engines Holdings 1997, Ltd.	358	8,737
BioLine RX, Ltd. (A)	48,850	6,007
Blue Square Real Estate, Ltd.	215	12,271
Carasso Motors, Ltd.	2,020	8,638
Cellcom Israel, Ltd. (A)	4,807	15,583
Clal Biotechnology Industries, Ltd. (A)	1	0
Clal Insurance Enterprises Holdings, Ltd. (A)	2,090	32,525
Danel Adir Yeoshua, Ltd.	253	20,733
Delek Automotive Systems, Ltd.	1,858	11,454
Delta Galil, Ltd.	618	23,912
Dor Alon Energy in Israel 1988, Ltd.	420	7,704
Electra Consumer Products 1970, Ltd.	445	9,505
Electra Real Estate, Ltd.	1,543	14,871
Equital, Ltd. (A)	1,096	34,721
Formula Systems 1985, Ltd.	549	40,511
Fox Wizel, Ltd.	228	15,867
Gilat Satellite Networks, Ltd. (A)	1,452	9,397
Hamat Group, Ltd.	1,230	3,756
Hilan, Ltd.	803	41,706
IDI Insurance Company, Ltd.	440	10,297
IES Holdings, Ltd. (A)	120	7,091
Ilex Medical, Ltd.	211	3,790
Inrom Construction Industries, Ltd.	4,264	13,157
Isracard, Ltd.	6,691	27,666
Israel Canada T.R, Ltd.	6,076	15,222
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development Company, Ltd.	789	7,013
Isras Investment Company, Ltd.	142	26,532
Issta, Ltd.	219	4,023
Kamada, Ltd. (A)	1,616	8,721

117

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Kerur Holdings, Ltd.	418	$9,106
Levinstein Properties, Ltd.	267	4,764
M Yochananof & Sons, Ltd.	155	6,308
Magic Software Enterprises, Ltd.	1,349	15,302
Malam - Team, Ltd.	476	7,849
Matrix IT, Ltd.	1,552	31,766
Maytronics, Ltd.	960	10,122
Mediterranean Towers, Ltd.	4,044	9,084
Mega Or Holdings, Ltd. (A)	757	13,531
Mehadrin, Ltd. (A)	15	592
Menora Mivtachim Holdings, Ltd.	1,766	41,195
Migdal Insurance & Financial Holdings, Ltd.	19,833	24,385
Mivtach Shamir Holdings, Ltd. (A)	397	10,300
Naphtha Israel Petroleum Corp., Ltd.	2,030	11,638
Nawi Brothers, Ltd.	1,396	9,898
Neto Malinda Trading, Ltd. (A)	451	5,319
Neto ME Holdings, Ltd. (A)	273	4,577
Novolog, Ltd.	20,186	9,455
Oil Refineries, Ltd.	102,102	33,674
One Software Technologies, Ltd.	1,700	21,454
OPC Energy, Ltd. (A)	1	6
OY Nofar Energy, Ltd. (A)	911	21,160
Partner Communications Company, Ltd. (A)	5,179	20,393
Paz Oil Company, Ltd. (A)	345	28,408
Perion Network, Ltd. (A)	689	21,200
Plasson Industries, Ltd.	241	10,005
Plus500, Ltd.	4,668	78,413
Prashkovsky Investments and Construction, Ltd.	318	7,061
Priortech, Ltd. (A)	398	11,608
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	25,673
Retailors, Ltd.	748	14,711
Sano-Brunos Enterprises, Ltd.	145	9,634
Scope Metals Group, Ltd. (A)	377	11,852
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	2,363	30,270
Tadiran Group, Ltd.	86	6,076
Tamar Petroleum, Ltd. (D)	3,135	13,544
Tel Aviv Stock Exchange, Ltd. (A)	3,160	18,233
Telsys, Ltd.	84	5,847
Tera Light, Ltd. (A)	32	57
Tiv Taam Holdings 1, Ltd.	3,848	6,327
Tremor International, Ltd. (A)(C)	2,825	4,972
YH Dimri Construction & Development, Ltd.	285	18,555
		1,225,524
Italy - 4.0%
A2A SpA	70,456	125,221
ACEA SpA	2,494	27,125
Amplifon SpA	357	10,568
Anima Holding SpA (D)	9,201	38,465
Aquafil SpA	969	2,607
Arnoldo Mondadori Editore SpA	12,613	28,511
Ascopiave SpA	4,243	8,889
Avio SpA (A)	877	7,523
Azimut Holding SpA	5,155	112,181
Banca Generali SpA	3,053	107,675
Banca IFIS SpA	1,607	27,704
Banca Mediolanum SpA	8,320	70,898
Banca Popolare di Sondrio SpA	19,792	101,576
Banca Profilo SpA	24,032	5,255
Banco BPM SpA	68,596	326,689
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Banco di Desio e della Brianza SpA	2,610	$9,103
BasicNet SpA	1,571	7,981
BFF Bank SpA (D)	6,472	64,560
BPER Banca	49,221	149,606
Brembo SpA	5,497	68,147
Brunello Cucinelli SpA	2,024	153,518
Buzzi SpA	4,791	130,925
Cairo Communication SpA	4,712	7,999
Carel Industries SpA (D)	1,608	38,488
Cembre SpA	370	12,944
Cementir Holding NV	4,165	32,979
CIR SpA-Compagnie Industriali (A)	60,979	26,017
Credito Emiliano SpA	4,857	39,781
Danieli & C Officine Meccaniche SpA	788	22,354
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	44,192
De' Longhi SpA	2,969	64,486
doValue SpA (C)(D)	5,440	21,194
El.En. SpA	1,004	9,223
Enav SpA (D)	8,617	31,868
Esprinet SpA	2,412	12,315
Eurotech SpA (A)	1,562	4,023
Fila SpA	2,245	17,735
Fincantieri SpA (A)(C)	18,635	9,261
Garofalo Health Care SpA (A)	1,776	8,210
Geox SpA (A)	8,390	6,472
Gruppo MutuiOnline SpA	1,697	44,713
Hera SpA	37,774	103,149
Illimity Bank SpA	5,067	28,151
IMMSI SpA	6,756	3,267
Interpump Group SpA	3,216	147,114
Iren SpA	30,720	59,066
Italgas SpA	22,890	117,111
Italmobiliare SpA	1,039	26,387
Iveco Group NV (A)	8,389	78,147
Leonardo SpA	19,212	276,727
Maire Tecnimont SpA	10,323	42,283
MFE-MediaForEurope NV, Class A	53,918	22,754
MFE-MediaForEurope NV, Class B	18,917	11,880
OVS SpA (D)	11,708	24,262
Pharmanutra SpA	268	13,860
Piaggio & C SpA	11,658	37,209
Piovan SpA (D)	884	8,378
Pirelli & C. SpA (D)	16,502	79,149
RAI Way SpA (D)	5,678	29,670
Reply SpA	1,004	94,207
Sabaf SpA (A)	338	5,473
Salvatore Ferragamo SpA (C)	2,452	32,425
Sanlorenzo SpA/Ameglia	556	20,814
Saras SpA	32,800	46,870
Sesa SpA	391	40,965
Sogefi SpA (A)	3,551	5,578
SOL SpA	2,259	63,811
Tamburi Investment Partners SpA	5,938	52,560
Technogym SpA (D)	6,815	52,579
Technoprobe SpA (A)	5,620	44,173
Telecom Italia SpA (A)	179,154	55,872
Tod's SpA (A)	319	11,525
Unieuro SpA (C)(D)	1,088	9,729
Unipol Gruppo SpA	19,628	105,939
UnipolSai Assicurazioni SpA	13,115	31,600
Webuild SpA	14,544	25,803
Zignago Vetro SpA	1,669	24,969
		3,872,437

118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan - 24.9%
A&D HOLON Holdings Company, Ltd.	900	$10,234
Achilles Corp.	1,000	9,633
Adastria Company, Ltd.	1,620	31,238
ADEKA Corp.	3,600	61,474
Ad-sol Nissin Corp.	800	9,142
Advan Group Company, Ltd.	1,000	7,054
Aeon Delight Company, Ltd.	1,400	30,825
Aeon Fantasy Company, Ltd.	400	8,504
AEON Financial Service Company, Ltd.	2,800	24,138
Aeon Hokkaido Corp.	1,800	10,494
Aeria, Inc.	700	1,690
Ai Holdings Corp.	1,900	30,083
Aica Kogyo Company, Ltd.	1,800	40,129
Aichi Corp.	3,200	21,410
Aichi Financial Group, Inc.	2,898	47,439
Aichi Steel Corp.	700	18,295
Aichi Tokei Denki Company, Ltd.	900	10,581
Aida Engineering, Ltd.	4,500	30,139
Aiful Corp.	8,600	22,315
Ain Holdings, Inc.	1,100	32,430
Aiphone Company, Ltd.	600	12,025
Airport Facilities Company, Ltd.	1,200	4,534
Airtrip Corp. (C)	900	12,769
Aisan Industry Company, Ltd.	2,500	22,343
Aizawa Securities Group Company, Ltd.	2,400	16,143
Akatsuki, Inc.	400	5,725
Akebono Brake Industry Company, Ltd. (A)	9,400	8,801
Albis Company, Ltd.	500	8,108
Alconix Corp.	1,600	14,480
Alpen Company, Ltd.	1,100	14,226
Alps Alpine Company, Ltd.	4,600	39,878
Altech Corp.	1,100	18,634
Amano Corp.	2,200	48,284
Amuse, Inc.	400	4,203
Amvis Holdings, Inc.	300	5,216
Anest Iwata Corp.	1,800	14,377
AnGes, Inc. (A)	6,300	4,088
Anicom Holdings, Inc.	3,700	15,200
Anritsu Corp.	6,700	47,807
AOKI Holdings, Inc.	3,100	20,964
Aoyama Trading Company, Ltd.	2,500	27,921
Aoyama Zaisan Networks Company, Ltd.	1,100	8,051
Arakawa Chemical Industries, Ltd.	1,400	9,520
Arata Corp.	700	26,115
ARCLANDS Corp.	2,870	30,626
Arcs Company, Ltd.	2,125	38,712
ARE Holdings, Inc. (C)	3,600	45,652
Arealink Company, Ltd.	500	9,845
Argo Graphics, Inc.	1,000	22,190
Arisawa Manufacturing Company, Ltd.	2,900	20,544
Aruhi Corp. (C)	500	3,060
As One Corp.	1,000	36,445
Asahi Company, Ltd.	800	6,778
Asahi Diamond Industrial Company, Ltd.	3,900	23,083
Asahi Yukizai Corp.	1,200	29,641
Asia Pile Holdings Corp.	3,300	15,404
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	18,138
ASKUL Corp.	2,000	26,202
Atsugi Company, Ltd. (A)	1,200	3,504
Aucnet, Inc.	1,100	13,185
Autobacs Seven Company, Ltd.	3,400	35,989
Avant Group Corp.	900	7,826
Avex, Inc.	2,800	27,026
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Axial Retailing, Inc.	800	$20,022
AZ-COM MARUWA Holdings, Inc.	3,100	44,098
Bando Chemical Industries, Ltd.	2,500	27,402
Bank of the Ryukyus, Ltd.	3,000	22,848
Belc Company, Ltd.	500	22,970
Bell System24 Holdings, Inc.	2,400	25,359
Belluna Company, Ltd.	3,300	14,832
Benefit One, Inc.	1,100	7,944
Benesse Holdings, Inc.	2,200	26,907
Bengo4.com, Inc. (A)(C)	300	9,683
Bic Camera, Inc.	3,800	28,047
BML, Inc.	1,000	18,677
Bourbon Corp.	500	7,695
Br. Holdings Corp.	2,300	5,643
BrainPad, Inc.	900	5,194
Bunka Shutter Company, Ltd.	5,000	36,961
Business Brain Showa-Ota, Inc.	700	10,112
C Uyemura & Company, Ltd.	500	31,504
CAC Holdings Corp.	900	10,611
Canon Electronics, Inc.	1,700	21,494
Carenet, Inc.	1,200	7,200
Carlit Holdings Company, Ltd.	2,100	13,402
Cawachi, Ltd.	900	14,971
CellSource Company, Ltd. (A)(C)	600	10,074
Celsys, Inc.	3,200	15,957
Central Automotive Products, Ltd.	500	12,460
Central Glass Company, Ltd.	1,400	27,740
Central Security Patrols Company, Ltd.	700	14,623
Central Sports Company, Ltd.	600	9,727
Ceres, Inc.	600	3,865
Change Holdings, Inc. (C)	1,700	19,961
Charm Care Corp. KK	1,000	7,813
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	14,276
Chino Corp.	400	5,405
Chiyoda Company, Ltd.	800	4,906
Chiyoda Corp. (A)	9,100	23,030
Chiyoda Integre Company, Ltd.	800	14,799
Chofu Seisakusho Company, Ltd.	1,700	23,815
Chori Company, Ltd.	1,200	24,023
Chubu Shiryo Company, Ltd.	2,000	14,627
Chudenko Corp.	1,900	30,672
Chuetsu Pulp & Paper Company, Ltd.	500	4,667
Chugai Ro Company, Ltd.	500	7,446
Chugin Financial Group, Inc.	6,700	49,957
Chugoku Marine Paints, Ltd.	4,000	36,255
CI Takiron Corp.	3,000	11,514
Citizen Watch Company, Ltd. (C)	11,100	68,279
CKD Corp.	2,400	32,994
Cleanup Corp.	2,100	10,080
CMIC Holdings Company, Ltd.	1,200	13,817
CMK Corp.	3,700	16,586
COLOPL, Inc.	3,200	12,625
Colowide Company, Ltd. (C)	3,200	51,673
Comture Corp.	1,000	15,472
COOKPAD, Inc. (A)	2,700	2,564
Corona Corp.	300	1,896
Cosel Company, Ltd.	1,200	9,982
Cota Company, Ltd.	585	6,219
CRE, Inc.	800	8,476
Create Restaurants Holdings, Inc.	5,800	44,288
Create SD Holdings Company, Ltd.	1,700	38,524
Creek & River Company, Ltd.	800	11,258
Cresco, Ltd.	800	9,464
CTS Company, Ltd.	1,900	8,882

119

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Curves Holdings Company, Ltd.	2,000	$9,441
Cybozu, Inc.	2,000	27,049
Dai Nippon Toryo Company, Ltd.	1,200	7,779
Daicel Corp.	4,100	34,300
Dai-Dan Company, Ltd.	2,000	19,848
Daido Metal Company, Ltd.	1,900	7,242
Daido Steel Company, Ltd.	800	32,508
Daihen Corp.	1,100	37,220
Daiho Corp.	800	21,087
Daiichi Jitsugyo Company, Ltd.	1,200	14,937
Daiichi Kensetsu Corp.	1,300	14,842
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	11,457
Daiken Corp.	1,000	20,012
Daiken Medical Company, Ltd.	400	1,420
Daiki Aluminium Industry Company, Ltd.	3,000	26,171
Daikoku Denki Company, Ltd. (C)	800	28,764
Daikokutenbussan Company, Ltd.	300	12,638
Daikyonishikawa Corp.	1,900	10,224
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	4,555
Daio Paper Corp.	4,200	34,367
Daiseki Company, Ltd.	1,360	36,358
Daishi Hokuetsu Financial Group, Inc.	1,100	27,880
Daishinku Corp.	1,600	8,237
Daito Pharmaceutical Company, Ltd.	770	12,092
Daitron Company, Ltd.	600	12,107
Daiwa Industries, Ltd.	2,000	18,456
Daiwabo Holdings Company, Ltd.	4,000	76,691
DCM Holdings Company, Ltd.	5,100	41,427
DeNA Company, Ltd.	2,700	27,127
Denka Company, Ltd.	1,700	30,708
Densan System Holdings Company, Ltd.	700	13,457
Denyo Company, Ltd.	900	12,799
Dexerials Corp.	2,500	61,556
DIC Corp.	2,700	43,827
Digital Arts, Inc.	700	21,629
Digital Hearts Holdings Company, Ltd.	900	6,032
Digital Holdings, Inc.	600	3,995
Dip Corp.	1,400	34,465
Direct Marketing MiX, Inc.	900	2,815
DKK Company, Ltd.	1,000	15,970
DKS Company, Ltd.	400	4,653
DMG Mori Company, Ltd.	4,700	79,764
Doshisha Company, Ltd.	1,700	25,338
Doutor Nichires Holdings Company, Ltd.	2,300	35,836
Dowa Holdings Company, Ltd.	1,300	40,397
DTS Corp.	1,800	38,400
Duskin Company, Ltd.	1,600	34,664
DyDo Group Holdings, Inc.	700	25,787
Eagle Industry Company, Ltd.	2,200	24,899
Ebara Jitsugyo Company, Ltd.	800	14,556
Ebase Company, Ltd.	1,200	5,283
EDION Corp.	2,700	26,707
EF-ON, Inc.	1,500	5,021
eGuarantee, Inc.	2,000	26,040
E-Guardian, Inc. (C)	900	16,065
Eiken Chemical Company, Ltd.	1,800	16,428
Eizo Corp.	800	27,112
Elan Corp.	2,800	15,332
Elecom Company, Ltd.	1,600	18,631
Elematec Corp.	1,400	17,301
EM Systems Company, Ltd.	1,400	6,884
en-japan, Inc.	2,100	32,662
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Enplas Corp.	600	$41,899
eRex Company, Ltd. (C)	1,900	9,728
ES-Con Japan, Ltd.	1,500	9,353
ESPEC Corp.	1,600	25,673
Exedy Corp.	1,900	33,216
EXEO Group, Inc.	3,600	73,761
Ezaki Glico Company, Ltd.	2,000	54,900
FCC Company, Ltd.	2,200	27,678
FDK Corp. (A)	1,100	6,019
Feed One Company, Ltd.	1,600	8,518
Ferrotec Holdings Corp. (C)	2,000	38,149
FIDEA Holdings Company, Ltd.	2,140	22,932
Fixstars Corp.	2,000	15,620
Food & Life Companies, Ltd.	1,300	21,801
Foster Electric Company, Ltd.	2,100	13,903
FP Corp.	1,100	17,664
France Bed Holdings Company, Ltd.	2,200	17,845
Fudo Tetra Corp.	1,080	14,487
Fuji Corp. (Aichi)	2,600	40,335
Fuji Corp., Ltd.	1,300	6,380
Fuji Kyuko Company, Ltd.	800	24,909
Fuji Oil Company, Ltd.	4,400	10,064
Fuji Oil Holdings, Inc.	2,500	37,911
Fuji Pharma Company, Ltd.	1,400	10,909
Fuji Seal International, Inc.	2,100	25,008
Fujibo Holdings, Inc.	700	16,823
Fujicco Company, Ltd.	1,500	19,345
Fujikura Kasei Company, Ltd.	2,000	6,243
Fujikura, Ltd.	1,900	15,268
Fujimi, Inc.	2,400	48,192
Fujimori Kogyo Company, Ltd.	800	19,866
Fujisash Company, Ltd.	4,900	2,522
Fujiya Company, Ltd.	500	8,506
Fukuda Corp.	200	6,479
Fukuda Denshi Company, Ltd.	1,000	36,310
Fukui Computer Holdings, Inc.	300	5,345
Fukushima Galilei Company, Ltd.	500	16,221
Fukuyama Transporting Company, Ltd.	1,000	26,265
FULLCAST Holdings Company, Ltd.	1,000	12,569
Funai Soken Holdings, Inc.	1,800	31,406
Furukawa Company, Ltd.	1,900	21,330
Furukawa Electric Company, Ltd.	2,900	46,178
Furuno Electric Company, Ltd.	2,400	22,162
Furuya Metal Company, Ltd.	300	20,707
Furyu Corp.	1,300	13,424
Fuso Chemical Company, Ltd.	1,000	26,240
Fuso Pharmaceutical Industries, Ltd.	500	6,596
Futaba Corp.	1,600	5,676
Futaba Industrial Company, Ltd.	3,400	17,384
Future Corp.	2,400	24,121
Fuyo General Lease Company, Ltd.	400	32,192
G-7 Holdings, Inc.	2,000	16,580
Gakken Holdings Company, Ltd.	1,600	9,320
Gecoss Corp.	400	2,625
Genki Sushi Company, Ltd.	500	18,120
Genky DrugStores Company, Ltd.	600	22,177
Geo Holdings Corp.	2,700	42,887
GLOBERIDE, Inc.	1,200	16,189
Glory, Ltd.	2,100	41,867
GMO Financial Holdings, Inc.	1,600	7,772
GMO GlobalSign Holdings KK	500	9,171
Goldcrest Company, Ltd.	990	14,666
Golf Digest Online, Inc.	800	3,761
Gremz, Inc.	800	12,337
GS Yuasa Corp.	3,000	53,396

120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
G-Tekt Corp.	1,200	$14,605
Gun-Ei Chemical Industry Company, Ltd.	400	8,879
GungHo Online Entertainment, Inc.	2,000	31,570
Gunze, Ltd.	800	24,111
H.U. Group Holdings, Inc.	1,600	27,151
H2O Retailing Corp.	2,600	31,578
Hagihara Industries, Inc.	800	9,832
Hagiwara Electric Holdings Company, Ltd.	500	13,227
Hakudo Company, Ltd. (C)	600	9,105
Hakuto Company, Ltd.	700	23,697
Halows Company, Ltd.	600	16,867
Hamakyorex Company, Ltd.	1,000	27,146
Hanwa Company, Ltd.	1,500	47,556
Happinet Corp.	1,000	16,701
Hazama Ando Corp.	5,490	42,820
Heiwa Corp. (C)	1,500	21,528
Heiwa Real Estate Company, Ltd.	1,500	39,902
Heiwado Company, Ltd.	2,000	34,899
Hennge KK (A)	1,000	7,386
Hibiya Engineering, Ltd.	1,500	23,423
HI-LEX Corp.	600	6,434
Hioki EE Corp.	500	24,129
Hirano Tecseed Company, Ltd.	1,100	15,739
Hirogin Holdings, Inc. (C)	10,600	64,942
Hiroshima Gas Company, Ltd.	4,900	12,752
Hisaka Works, Ltd.	2,000	12,788
Hitachi Zosen Corp.	5,500	30,801
Hochiki Corp.	600	6,490
Hodogaya Chemical Company, Ltd.	700	14,872
Hokkaido Electric Power Company, Inc. (A)	8,600	37,408
Hokkaido Gas Company, Ltd.	600	9,522
Hokkan Holdings, Ltd.	1,000	10,090
Hokko Chemical Industry Company, Ltd.	700	4,456
Hokkoku Financial Holdings, Inc.	900	31,271
Hokuetsu Corp.	6,100	44,225
Hokuetsu Industries Company, Ltd.	2,000	27,777
Hokuhoku Financial Group, Inc.	5,900	63,067
Hokuriku Electric Power Company (A)	7,400	39,853
Hokuto Corp.	1,600	19,480
H-One Company, Ltd.	1,000	5,851
Honeys Holdings Company, Ltd.	1,350	14,146
Hoosiers Holdings Company, Ltd.	3,400	24,738
Horiba, Ltd.	1,000	54,026
Hosiden Corp.	3,000	38,452
Hosokawa Micron Corp.	1,000	27,399
HS Holdings Company, Ltd.	1,000	6,588
IBJ, Inc.	1,800	7,634
Ichikoh Industries, Ltd.	2,300	8,700
Ichinen Holdings Company, Ltd.	1,900	18,256
Ichiyoshi Securities Company, Ltd.	2,800	13,154
Icom, Inc.	500	11,141
IDEC Corp.	1,600	31,724
IDOM, Inc.	3,900	19,019
Iino Kaiun Kaisha, Ltd.	4,600	32,255
IJTT Company, Ltd.	1,200	5,474
I'll, Inc.	1,100	28,576
Imasen Electric Industrial	500	2,176
Imuraya Group Company, Ltd.	300	4,544
Inaba Denki Sangyo Company, Ltd.	2,100	45,416
Inaba Seisakusho Company, Ltd.	200	2,067
Inabata & Company, Ltd. (C)	2,000	41,844
Inageya Company, Ltd.	700	6,810
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ines Corp.	900	$9,895
i-Net Corp.	900	10,313
Infocom Corp.	1,000	18,388
Insource Company, Ltd.	3,800	26,292
Intage Holdings, Inc. (C)	1,700	25,405
Integrated Design & Engineering Holdings Company, Ltd.	1,000	23,898
Inter Action Corp.	800	5,505
Inui Global Logistics Company, Ltd. (C)	1,600	14,143
I-PEX, Inc.	500	5,321
IR Japan Holdings, Ltd.	400	4,655
Iriso Electronics Company, Ltd.	1,000	28,044
Iseki & Company, Ltd.	1,200	9,481
Ishihara Sangyo Kaisha, Ltd.	2,100	20,784
ITFOR, Inc.	1,000	7,376
ITmedia, Inc.	900	7,027
Itochu Enex Company, Ltd.	3,800	38,269
Itochu-Shokuhin Company, Ltd.	300	13,724
Itoham Yonekyu Holdings, Inc.	1,500	40,635
Itoki Corp.	2,100	21,160
IwaiCosmo Holdings, Inc.	900	10,515
Iyogin Holdings, Inc.	7,000	50,245
Izumi Company, Ltd.	1,900	50,311
J Trust Company, Ltd.	6,286	20,103
JAC Recruitment Company, Ltd.	1,200	20,380
Jaccs Company, Ltd.	900	31,071
Jade Group, Inc. (A)	400	4,284
JAFCO Group Company, Ltd.	3,100	34,100
JANOME Corp.	1,200	5,930
Japan Aviation Electronics Industry, Ltd.	2,300	45,723
Japan Cash Machine Company, Ltd.	700	4,683
Japan Communications, Inc. (A)	15,200	22,260
Japan Electronic Materials Corp.	1,800	16,475
Japan Elevator Service Holdings Company, Ltd.	3,300	48,337
Japan Investment Adviser Company, Ltd.	1,000	11,314
Japan Lifeline Company, Ltd.	4,400	34,217
Japan Material Company, Ltd.	2,900	44,402
Japan Medical Dynamic Marketing, Inc.	900	4,532
Japan Petroleum Exploration Company, Ltd. (C)	1,200	44,968
Japan Property Management Center Company, Ltd.	800	6,104
Japan Pulp & Paper Company, Ltd.	600	19,595
Japan Securities Finance Company, Ltd.	3,300	31,662
Japan Transcity Corp.	3,100	13,680
Japan Wool Textile Company, Ltd.	4,000	35,991
Jastec Company, Ltd.	400	4,055
JBCC Holdings, Inc.	1,200	22,849
JCU Corp.	1,300	26,999
Jeol, Ltd.	2,000	59,501
Jimoto Holdings, Inc.	980	2,832
JINS Holdings, Inc.	800	17,058
JINUSHI Company, Ltd.	1,100	14,111
JM Holdings Company, Ltd.	600	7,805
JMS Company, Ltd.	500	1,806
J-Oil Mills, Inc.	1,200	14,314
Joshin Denki Company, Ltd.	1,100	17,308
Joyful Honda Company, Ltd.	1,900	22,338
JSB Company, Ltd.	400	14,336
JSP Corp.	800	10,927
Juki Corp.	1,400	5,779
Juroku Financial Group, Inc.	1,700	42,532
Justsystems Corp.	1,500	29,996
JVCKenwood Corp.	9,070	41,391

121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
K&O Energy Group, Inc.	800	$13,995
Kaga Electronics Company, Ltd.	600	25,992
Kagome Company, Ltd.	500	10,850
Kaken Pharmaceutical Company, Ltd.	1,200	28,060
Kakiyasu Honten Company, Ltd.	500	8,290
Kamakura Shinsho, Ltd. (C)	1,200	5,004
Kameda Seika Company, Ltd.	700	19,178
Kamei Corp.	2,000	19,516
Kanaden Corp.	1,100	9,651
Kanagawa Chuo Kotsu Company, Ltd.	700	14,847
Kanamic Network Company, Ltd.	600	2,089
Kanamoto Company, Ltd.	1,900	33,368
Kandenko Company, Ltd.	4,700	43,277
Kaneka Corp.	2,300	59,628
Kanematsu Corp.	3,500	48,370
Kanto Denka Kogyo Company, Ltd.	2,000	11,673
Kasai Kogyo Company, Ltd. (A)	1,000	1,711
Katakura Industries Company, Ltd.	1,700	19,837
Katitas Company, Ltd.	1,800	26,202
Kato Sangyo Company, Ltd.	1,100	29,225
Kato Works Company, Ltd.	400	3,217
Kawada Technologies, Inc.	200	8,369
KeePer Technical Laboratory Company, Ltd.	500	19,465
Keihanshin Building Company, Ltd.	2,000	18,349
Keiyo Company, Ltd.	3,400	18,668
Kenko Mayonnaise Company, Ltd.	900	8,769
KFC Holdings Japan, Ltd.	1,500	30,062
KH Neochem Company, Ltd.	1,500	22,999
Kimoto Company, Ltd.	3,000	3,731
King Jim Company, Ltd.	1,400	8,224
Kissei Pharmaceutical Company, Ltd.	1,700	38,498
Ki-Star Real Estate Company, Ltd.	600	18,527
Kitz Corp.	4,600	31,803
Koa Corp.	1,700	20,435
Koatsu Gas Kogyo Company, Ltd.	3,000	15,170
Kobe Electric Railway Company, Ltd. (A)	300	6,009
Kohnan Shoji Company, Ltd.	1,200	31,311
Kojima Company, Ltd.	3,000	12,802
Kokuyo Company, Ltd.	4,000	63,389
Komatsu Matere Company, Ltd.	1,700	8,484
KOMEDA Holdings Company, Ltd.	2,000	38,781
Komeri Company, Ltd.	1,500	31,615
Komori Corp.	3,700	26,169
Kondotec, Inc.	1,300	10,248
Konica Minolta, Inc.	14,200	46,228
Konishi Company, Ltd.	2,200	33,515
Konoike Transport Company, Ltd.	2,600	33,623
Kotobuki Spirits Company, Ltd.	2,500	40,396
Krosaki Harima Corp.	400	25,746
KRS Corp.	1,100	7,468
K's Holdings Corp.	7,100	65,152
Kumagai Gumi Company, Ltd.	1,800	42,424
Kumiai Chemical Industry Company, Ltd.	3,400	25,187
Kurabo Industries, Ltd.	1,600	26,102
Kureha Corp.	500	27,799
Kurimoto, Ltd.	1,000	18,437
Kusuri no Aoki Holdings Company, Ltd.	700	40,525
KYB Corp.	1,000	32,339
Kyodo Printing Company, Ltd.	500	10,487
Kyoei Steel, Ltd.	1,800	23,937
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	27,061
Kyokuto Securities Company, Ltd.	2,300	14,288
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyokuyo Company, Ltd.	700	$18,445
Kyorin Pharmaceutical Company, Ltd.	1,900	23,252
Kyoritsu Maintenance Company, Ltd.	600	24,971
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,513
Kyudenko Corp.	1,800	56,347
Kyushu Financial Group, Inc.	16,000	82,444
LAC Company, Ltd.	1,400	7,157
Lacto Japan Company, Ltd.	800	11,214
LEC, Inc.	1,600	10,130
Leopalace21 Corp. (A)	6,400	14,026
Life Corp.	800	19,482
LIFULL Company, Ltd.	3,800	5,947
Link And Motivation, Inc.	2,300	6,672
Lintec Corp.	1,900	30,376
Litalico, Inc.	1,300	17,454
M&A Capital Partners Company, Ltd.	600	10,745
Mabuchi Motor Company, Ltd.	2,200	65,661
Macnica Holdings, Inc.	750	35,211
Macromill, Inc.	2,300	11,265
Maeda Kosen Company, Ltd.	1,100	21,986
Maezawa Kasei Industries Company, Ltd.	1,100	11,133
Maezawa Kyuso Industries Company, Ltd.	1,800	14,469
Makino Milling Machine Company, Ltd.	1,200	52,340
Management Solutions Company, Ltd.	1,300	24,371
Mandom Corp.	1,600	14,752
Mani, Inc.	3,500	42,439
MarkLines Company, Ltd.	400	7,967
Mars Group Holdings Corp.	700	13,073
Marubun Corp.	200	1,535
Marudai Food Company, Ltd.	1,600	17,851
Maruha Nichiro Corp.	1,400	24,023
Maruichi Steel Tube, Ltd.	2,700	67,121
Marusan Securities Company, Ltd. (C)	4,700	26,272
Maruwa Company, Ltd.	300	46,943
Maruzen Company, Ltd.	800	11,144
Maruzen Showa Unyu Company, Ltd.	800	20,243
Marvelous, Inc.	1,400	6,673
Matsuda Sangyo Company, Ltd.	1,400	22,181
Matsui Securities Company, Ltd. (C)	4,900	26,918
Max Company, Ltd.	2,000	36,646
Maxell, Ltd.	2,200	24,610
Maxvalu Tokai Company, Ltd.	1,100	21,594
MCJ Company, Ltd.	3,200	23,999
MEC Company, Ltd.	1,500	37,048
Media Do Company, Ltd. (A)	600	4,731
Medical Data Vision Company, Ltd.	1,700	9,135
Medikit Company, Ltd.	500	8,943
MedPeer, Inc.	600	4,087
Megachips Corp.	1,100	30,727
Megmilk Snow Brand Company, Ltd.	2,800	42,928
Meidensha Corp.	1,800	27,004
Meiko Electronics Company, Ltd.	1,200	27,174
Meisei Industrial Company, Ltd.	3,000	20,278
Meitec Corp.	3,100	56,064
Meito Sangyo Company, Ltd. (C)	900	9,701
Melco Holdings, Inc.	500	10,411
Members Company, Ltd.	400	3,187
Menicon Company, Ltd.	2,500	32,137
METAWATER Company, Ltd.	1,600	19,946
Micronics Japan Company, Ltd.	2,100	29,685
Midac Holdings Company, Ltd.	500	6,359
Mie Kotsu Group Holdings, Inc.	3,700	14,104

122

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Milbon Company, Ltd.	912	$25,345
Mimasu Semiconductor Industry Company, Ltd.	1,400	25,966
Ministop Company, Ltd.	1,100	10,788
MIRAIT ONE Corp.	4,240	55,738
Mirarth Holdings, Inc.	6,300	19,970
Miroku Jyoho Service Company, Ltd.	700	7,707
Mitani Corp.	2,000	18,763
Mitani Sekisan Company, Ltd.	600	18,461
Mito Securities Company, Ltd.	6,300	19,208
Mitsuba Corp.	2,300	12,151
Mitsubishi Logisnext Company, Ltd.	1,000	9,127
Mitsubishi Logistics Corp.	1,600	42,498
Mitsubishi Materials Corp.	1,600	25,870
Mitsubishi Paper Mills, Ltd.	2,600	10,502
Mitsubishi Pencil Company, Ltd.	1,500	19,243
Mitsubishi Research Institute, Inc.	500	16,189
Mitsubishi Shokuhin Company, Ltd.	600	15,661
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	10,087
Mitsuboshi Belting, Ltd.	1,000	30,667
Mitsui DM Sugar Holdings Company, Ltd.	1,000	20,137
Mitsui E&S Company, Ltd. (A)	4,600	17,832
Mitsui Matsushima Holdings Company, Ltd.	1,000	18,409
Mitsui Mining & Smelting Company, Ltd. (C)	2,200	55,773
Mitsui-Soko Holdings Company, Ltd.	900	25,903
Mitsuuroko Group Holdings Company, Ltd.	3,200	27,358
Mixi, Inc.	1,800	28,527
Mizuho Leasing Company, Ltd.	1,400	45,933
Mizuno Corp.	1,400	44,336
Mochida Pharmaceutical Company, Ltd.	900	20,050
Monex Group, Inc.	8,000	29,753
Morinaga & Company, Ltd.	900	32,511
Morinaga Milk Industry Company, Ltd.	1,500	56,442
Morita Holdings Corp.	2,200	23,416
Morozoff, Ltd.	500	12,290
MrMax Holdings, Ltd.	1,700	7,006
m-up Holdings, Inc.	2,000	17,115
Musashi Seimitsu Industry Company, Ltd.	2,600	28,236
Nachi-Fujikoshi Corp.	600	16,110
Nafco Company, Ltd.	1,100	14,146
Nagano Keiki Company, Ltd.	1,800	31,244
Nagase & Company, Ltd.	4,400	69,138
Nagatanien Holdings Company, Ltd.	1,000	14,908
Nagawa Company, Ltd.	300	13,952
Nakamuraya Company, Ltd.	300	6,191
Nakanishi, Inc.	2,600	60,772
Nakayama Steel Works, Ltd.	1,100	6,651
Namura Shipbuilding Company, Ltd. (A)	3,252	18,894
Natori Company, Ltd.	700	9,252
NEC Capital Solutions, Ltd.	800	17,390
NEC Networks & System Integration Corp.	2,100	27,574
NET One Systems Company, Ltd.	2,900	55,034
Neturen Company, Ltd.	2,300	15,389
Nextage Company, Ltd.	1,900	28,970
NHK Spring Company, Ltd. (C)	9,100	69,603
Nice Corp.	600	5,855
Nichias Corp.	2,800	57,376
Nichiban Company, Ltd.	700	8,559
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichicon Corp.	3,400	$32,024
Nichiden Corp.	600	9,987
Nichiha Corp.	1,200	23,593
Nichireki Company, Ltd.	2,000	26,711
Nichirin Company, Ltd.	1,040	20,976
Nihon Chouzai Company, Ltd.	800	7,899
Nihon Dempa Kogyo Company, Ltd.	2,500	23,274
Nihon Flush Company, Ltd.	1,000	5,904
Nihon House Holdings Company, Ltd.	1,000	2,515
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,383
Nihon Kohden Corp.	800	19,749
Nihon Nohyaku Company, Ltd.	4,000	17,553
Nihon Parkerizing Company, Ltd.	3,900	28,816
Nihon Tokushu Toryo Company, Ltd.	1,000	8,846
Nikkiso Company, Ltd.	2,100	14,223
Nikkon Holdings Company, Ltd.	2,200	46,490
Nippn Corp.	2,700	39,248
Nippon Air Conditioning Services Company, Ltd.	1,600	8,405
Nippon Beet Sugar Manufacturing Company, Ltd.	900	11,528
Nippon Carbon Company, Ltd.	500	15,229
Nippon Chemical Industrial Company, Ltd.	700	9,147
Nippon Chemi-Con Corp. (A)	1,100	11,850
Nippon Coke & Engineering Company, Ltd. (A)	18,000	14,797
Nippon Concrete Industries Company, Ltd. (A)	2,600	5,705
Nippon Denko Company, Ltd.	6,530	13,262
Nippon Densetsu Kogyo Company, Ltd.	2,100	30,800
Nippon Electric Glass Company, Ltd.	3,900	72,631
Nippon Fine Chemical Company, Ltd.	800	13,864
Nippon Gas Company, Ltd.	4,300	63,641
Nippon Hume Corp.	2,000	11,644
Nippon Kayaku Company, Ltd.	5,300	44,263
Nippon Kodoshi Corp.	800	10,579
Nippon Light Metal Holdings Company, Ltd.	2,820	31,712
Nippon Paper Industries Company, Ltd. (A)	4,600	41,462
Nippon Parking Development Company, Ltd.	8,400	11,972
Nippon Pillar Packing Company, Ltd.	1,100	28,679
Nippon Rietec Company, Ltd.	300	2,612
Nippon Seiki Company, Ltd.	3,000	23,408
Nippon Sharyo, Ltd.	600	8,418
Nippon Sheet Glass Company, Ltd. (A)	4,100	22,165
Nippon Shokubai Company, Ltd.	800	29,040
Nippon Signal Company, Ltd.	3,000	18,856
Nippon Soda Company, Ltd.	1,200	44,128
Nippon Thompson Company, Ltd.	4,700	17,381
Nippon Yakin Kogyo Company, Ltd.	1,000	31,026
Nipro Corp.	6,700	54,120
Nishikawa Rubber Company, Ltd.	800	7,932
Nishimatsu Construction Company, Ltd.	1,500	37,198
Nishimatsuya Chain Company, Ltd.	2,700	29,400
Nishi-Nippon Financial Holdings, Inc.	3,900	44,517
Nishi-Nippon Railroad Company, Ltd.	2,400	39,825
Nishio Holdings Company, Ltd.	800	18,884
Nissan Shatai Company, Ltd.	3,400	19,431
Nissei ASB Machine Company, Ltd.	500	15,196
Nissei Plastic Industrial Company, Ltd.	1,600	10,897
Nissha Company, Ltd.	2,300	25,829
Nisshinbo Holdings, Inc.	4,768	35,433

123

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissin Corp.	1,400	$25,033
Nisso Corp.	2,400	12,352
Nissui Corp.	13,000	63,633
Nitta Corp.	1,300	28,856
NITTAN Corp.	1,200	2,641
Nittetsu Mining Company, Ltd.	600	20,085
Nitto Boseki Company, Ltd.	1,400	32,635
Nitto Kogyo Corp.	1,600	38,346
Nitto Kohki Company, Ltd.	1,000	13,123
Nitto Seiko Company, Ltd.	1,700	6,772
Noevir Holdings Company, Ltd.	800	28,288
Nohmi Bosai, Ltd.	1,300	15,372
Nojima Corp.	3,200	27,975
Nomura Micro Science Company, Ltd.	600	24,400
Noritake Company, Ltd.	700	29,091
Noritsu Koki Company, Ltd.	1,000	22,226
Noritz Corp.	2,100	22,255
North Pacific Bank, Ltd.	12,900	31,129
NS Tool Company, Ltd.	800	5,644
NS United Kaiun Kaisha, Ltd.	800	21,062
NSD Company, Ltd.	2,200	41,702
NTN Corp. (C)	18,400	35,027
Obara Group, Inc.	600	15,471
Ohsho Food Service Corp.	700	32,358
Oiles Corp.	1,380	18,527
Oisix ra daichi, Inc. (A)(C)	1,200	12,896
Okabe Company, Ltd.	2,600	13,044
Okamoto Industries, Inc.	600	20,341
Okamura Corp.	2,900	43,790
Okasan Securities Group, Inc.	7,000	32,515
Oki Electric Industry Company, Ltd.	4,700	31,628
Okinawa Cellular Telephone Company	800	17,226
Okinawa Financial Group, Inc.	1,140	18,479
OKUMA Corp.	1,100	48,309
Okumura Corp.	1,200	36,033
Okura Industrial Company, Ltd.	800	13,873
Okuwa Company, Ltd.	1,000	5,821
Onoken Company, Ltd.	1,500	17,258
Onward Holdings Company, Ltd.	7,100	24,754
Optex Group Company, Ltd.	1,900	20,551
Optim Corp. (A)	700	4,032
Optorun Company, Ltd.	1,100	13,496
Organo Corp.	1,100	30,847
Orient Corp.	3,180	24,671
Oriental Shiraishi Corp.	7,600	16,710
Origin Company, Ltd.	600	5,058
Oro Company, Ltd.	700	10,051
Osaka Organic Chemical Industry, Ltd.	800	13,506
Osaka Soda Company, Ltd.	800	34,432
Osaka Steel Company, Ltd.	700	8,611
Osaki Electric Company, Ltd.	3,000	13,614
OSG Corp.	3,900	45,859
Outsourcing, Inc.	5,800	44,762
Oyo Corp.	1,300	21,648
Pacific Industrial Company, Ltd.	3,000	28,737
Pacific Metals Company, Ltd. (A)	1,100	10,293
PAL GROUP Holdings Company, Ltd.	1,400	18,135
Paramount Bed Holdings Company, Ltd.	1,600	25,180
Paris Miki Holdings, Inc.	1,100	2,839
Pasona Group, Inc.	1,300	14,191
Penta-Ocean Construction Company, Ltd.	10,300	61,217
PeptiDream, Inc. (A)	1,800	19,372
PIA Corp. (A)	500	12,293
Pickles Holdings Company, Ltd.	800	7,026
Pigeon Corp.	5,500	62,080
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pilot Corp.	1,200	$41,184
Piolax, Inc.	2,100	32,127
Pole To Win Holdings, Inc.	2,000	7,046
Premium Group Company, Ltd.	2,400	25,552
Premium Water Holdings, Inc.	400	7,690
Press Kogyo Company, Ltd.	7,000	32,244
Pressance Corp.	700	8,573
Prestige International, Inc.	5,000	20,662
Prima Meat Packers, Ltd.	1,500	24,606
Procrea Holdings, Inc.	2,344	30,679
Pronexus, Inc.	600	4,711
Proto Corp.	1,800	14,587
PS Mitsubishi Construction Company, Ltd.	2,600	14,513
Punch Industry Company, Ltd.	1,300	3,780
QB Net Holdings Company, Ltd.	1,800	19,488
Qol Holdings Company, Ltd.	1,400	17,376
Quick Company, Ltd.	800	11,246
Raccoon Holdings, Inc.	800	4,036
Raito Kogyo Company, Ltd.	2,400	33,119
Raiznext Corp.	3,300	32,043
Rasa Industries, Ltd.	600	8,275
Raysum Company, Ltd.	300	6,512
Relo Group, Inc.	2,800	30,272
Rengo Company, Ltd.	8,600	58,977
RENOVA, Inc. (A)	1,400	10,563
Resorttrust, Inc.	3,700	55,215
Restar Holdings Corp.	1,600	26,185
Retail Partners Company, Ltd.	300	3,498
Rheon Automatic Machinery Company, Ltd.	1,500	13,368
Ricoh Leasing Company, Ltd.	800	23,465
Riken Corp.	600	14,866
Riken Keiki Company, Ltd.	800	32,231
Riken Technos Corp.	3,000	14,330
Riken Vitamin Company, Ltd.	1,400	20,761
Rion Company, Ltd.	500	7,460
Riso Kyoiku Company, Ltd.	9,300	15,424
Rock Field Company, Ltd.	1,000	10,795
Rokko Butter Company, Ltd.	600	5,541
Roland Corp.	700	19,165
Roland DG Corp.	900	20,464
Rorze Corp.	500	34,439
Round One Corp.	10,500	39,300
Royal Holdings Company, Ltd. (A)	600	10,653
RS Technologies Company, Ltd.	800	15,253
Ryobi, Ltd.	1,400	28,433
Ryoden Corp.	1,500	23,323
Ryosan Company, Ltd.	1,500	44,578
S Foods, Inc.	900	20,137
S&B Foods, Inc.	600	15,781
Sac's Bar Holdings, Inc.	600	3,597
Saibu Gas Holdings Company, Ltd.	1,500	19,350
Saint-Care Holding Corp.	1,900	10,671
Sakai Chemical Industry Company, Ltd.	1,400	19,364
Sakai Moving Service Company, Ltd.	1,000	16,679
Sakata INX Corp.	3,100	26,675
Sala Corp.	3,000	15,269
SAMTY Company, Ltd.	1,600	25,381
San ju San Financial Group, Inc.	1,700	21,086
San-A Company, Ltd.	1,300	41,565
San-Ai Obbli Company, Ltd.	3,500	37,086
Sangetsu Corp.	2,100	40,914
Sanken Electric Company, Ltd.	900	54,430
Sanki Engineering Company, Ltd.	2,000	21,695

124

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sankyo Frontier Company, Ltd.	300	$8,388
Sankyo Seiko Company, Ltd.	3,200	16,962
Sankyo Tateyama, Inc.	2,500	15,770
Sankyu, Inc.	1,400	48,399
Sanoh Industrial Company, Ltd.	1,900	12,649
Sanshin Electronics Company, Ltd.	700	10,186
Sanyo Chemical Industries, Ltd.	600	16,425
Sanyo Denki Company, Ltd.	400	18,277
Sanyo Electric Railway Company, Ltd.	1,600	23,108
Sanyo Shokai, Ltd.	700	9,334
Sanyo Special Steel Company, Ltd.	1,400	27,551
Sanyo Trading Company, Ltd.	1,200	10,818
Sapporo Holdings, Ltd.	1,500	47,693
Sato Holdings Corp.	1,700	23,989
Sawai Group Holdings Company, Ltd.	1,800	55,045
SB Technology Corp.	800	12,064
SBI Global Asset Management Company, Ltd.	1,300	4,881
SBS Holdings, Inc.	900	16,864
Scroll Corp.	2,300	15,273
Seika Corp.	500	7,470
Seikagaku Corp.	1,700	9,174
Seikitokyu Kogyo Company, Ltd. (C)	1,600	16,771
Seiko Group Corp.	1,400	24,443
Seino Holdings Company, Ltd.	4,000	56,053
Seiren Company, Ltd. (C)	1,900	29,768
Sekisui Jushi Corp.	1,600	25,493
Sekisui Kasei Company, Ltd.	2,500	7,741
Senko Group Holdings Company, Ltd.	4,700	32,944
Senshu Electric Company, Ltd.	600	14,149
Senshu Ikeda Holdings, Inc.	17,200	36,894
Senshukai Company, Ltd. (A)	3,300	8,899
Seria Company, Ltd.	2,100	30,913
Shibaura Electronics Company, Ltd.	500	20,089
Shibaura Machine Company, Ltd.	1,600	44,086
Shibaura Mechatronics Corp.	300	14,088
Shibuya Corp.	800	13,420
Shidax Corp.	2,000	8,130
Shikibo, Ltd.	1,100	8,024
Shikoku Electric Power Company, Inc. (A)	5,200	35,553
Shikoku Kasei Holdings Corp.	3,000	33,118
Shima Seiki Manufacturing, Ltd.	1,200	14,338
Shin Nippon Biomedical Laboratories, Ltd. (C)	1,000	12,512
Shinagawa Refractories Company, Ltd.	3,000	30,550
Shindengen Electric Manufacturing Company, Ltd.	500	10,203
Shin-Etsu Polymer Company, Ltd.	3,000	26,813
Shinko Shoji Company, Ltd.	1,900	15,073
Shinmaywa Industries, Ltd.	2,400	20,446
Shinnihon Corp.	2,500	20,513
Shinwa Company, Ltd.	700	11,105
Ship Healthcare Holdings, Inc.	2,600	39,403
Shizuoka Gas Company, Ltd.	4,500	30,663
Shoei Company, Ltd.	1,600	24,478
Shofu, Inc.	600	8,636
Showa Sangyo Company, Ltd.	1,000	20,435
SIGMAXYZ Holdings, Inc.	1,800	18,917
Siix Corp.	1,600	16,267
Sinanen Holdings Company, Ltd.	800	21,676
Sinfonia Technology Company, Ltd.	1,600	17,187
Sinko Industries, Ltd.	1,500	22,179
Sintokogio, Ltd.	3,400	24,859
SKY Perfect JSAT Holdings, Inc.	7,800	36,473
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Smaregi, Inc. (A)	400	$7,465
SMK Corp.	300	4,958
SMS Company, Ltd.	1,600	27,190
Snow Peak, Inc. (C)	1,200	9,507
Sodick Company, Ltd.	2,400	11,736
Softcreate Holdings Corp.	1,400	16,291
Software Service, Inc.	200	13,553
Soken Chemical & Engineering Company, Ltd.	800	10,407
Solasto Corp.	3,200	13,236
Sotetsu Holdings, Inc.	3,500	68,826
Sparx Group Company, Ltd.	1,480	14,897
S-Pool, Inc.	5,000	15,941
SRA Holdings	600	13,981
SRE Holdings Corp. (A)	400	7,868
ST Corp.	700	6,984
St. Marc Holdings Company, Ltd.	800	10,129
Star Mica Holdings Company, Ltd.	2,200	9,249
Star Micronics Company, Ltd.	2,300	28,846
Starts Corp., Inc.	1,900	37,084
Starzen Company, Ltd.	600	10,389
Stella Chemifa Corp.	800	16,603
Strike Company, Ltd.	700	15,664
Studio Alice Company, Ltd.	900	12,498
Sugimoto & Company, Ltd.	700	10,335
Sumida Corp.	1,600	16,320
Suminoe Textile Company, Ltd.	500	7,556
Sumitomo Bakelite Company, Ltd.	1,700	74,014
Sumitomo Densetsu Company, Ltd.	1,300	24,112
Sumitomo Mitsui Construction Company, Ltd.	6,000	16,502
Sumitomo Osaka Cement Company, Ltd.	1,500	36,872
Sumitomo Riko Company, Ltd.	2,400	17,938
Sumitomo Seika Chemicals Company, Ltd.	500	15,139
Sun Frontier Fudousan Company, Ltd.	2,200	22,145
Suruga Bank, Ltd.	11,700	49,472
SWCC Corp.	2,400	34,155
SymBio Pharmaceuticals, Ltd. (A)	2,100	5,337
Systena Corp.	12,200	21,928
Syuppin Company, Ltd.	1,200	9,072
T Hasegawa Company, Ltd.	1,600	32,606
T RAD Company, Ltd.	500	7,523
T&K Toka Company, Ltd.	1,600	15,291
Tachibana Eletech Company, Ltd.	1,360	25,464
Tachi-S Company, Ltd.	2,400	27,302
Tadano, Ltd.	5,000	42,418
Taihei Dengyo Kaisha, Ltd.	1,000	27,182
Taiheiyo Cement Corp.	2,700	47,844
Taiho Kogyo Company, Ltd.	1,200	7,213
Taikisha, Ltd.	900	27,192
Taisei Lamick Company, Ltd.	500	9,958
Taiyo Holdings Company, Ltd.	2,000	34,253
Takamatsu Construction Group Company, Ltd.	1,000	17,824
Takaoka Toko Company, Ltd.	700	9,825
Takara Bio, Inc.	2,100	19,412
Takara Holdings, Inc.	5,700	45,753
Takara Standard Company, Ltd.	2,200	27,241
Takasago International Corp.	1,200	24,147
Takasago Thermal Engineering Company, Ltd.	1,700	33,017
Takashimaya Company, Ltd.	1,100	16,114
Takeuchi Manufacturing Company, Ltd.	1,600	52,320
Takuma Company, Ltd.	3,000	31,023

125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tama Home Company, Ltd.	1,000	$23,805
Tamron Company, Ltd.	1,500	45,832
Tamura Corp.	6,000	22,399
Tanseisha Company, Ltd.	1,100	6,877
Tatsuta Electric Wire and Cable Company, Ltd. (A)	4,200	19,665
Tayca Corp.	1,500	13,733
TDC Soft, Inc.	1,200	13,582
TechMatrix Corp.	2,000	21,168
Techno Horizon Company, Ltd. (A)	1,400	4,980
Teijin, Ltd.	4,200	40,812
Teikoku Sen-I Company, Ltd.	1,200	15,512
Tekken Corp.	800	11,378
Tenma Corp.	1,000	15,956
Tess Holdings Company, Ltd.	2,400	8,432
T-Gaia Corp.	900	10,625
The 77 Bank, Ltd.	2,800	59,297
The Akita Bank, Ltd.	1,100	14,838
The Awa Bank, Ltd.	2,200	33,693
The Bank of Iwate, Ltd.	1,100	19,201
The Bank of Nagoya, Ltd.	1,100	38,158
The Bank of Saga, Ltd.	1,000	13,591
The Chiba Kogyo Bank, Ltd.	3,200	18,612
The Chugoku Electric Power Company, Inc. (A)	4,600	28,255
The Ehime Bank, Ltd.	2,100	13,783
The First Bank of Toyama, Ltd.	2,800	17,559
The Fukui Bank, Ltd.	1,800	18,707
The Fukushima Bank, Ltd.	2,100	3,387
The Furukawa Battery Company, Ltd.	1,300	8,468
The Gunma Bank, Ltd. (C)	14,200	66,159
The Hachijuni Bank, Ltd.	16,132	88,930
The Hyakugo Bank, Ltd.	12,500	44,774
The Hyakujushi Bank, Ltd.	1,700	29,803
The Keiyo Bank, Ltd.	4,400	20,348
The Kita-Nippon Bank, Ltd.	700	10,890
The Kiyo Bank, Ltd.	3,800	38,014
The Miyazaki Bank, Ltd.	1,000	18,574
The Monogatari Corp.	1,200	33,139
The Musashino Bank, Ltd.	1,700	31,372
The Nanto Bank, Ltd.	2,000	35,566
The Nippon Road Company, Ltd.	1,000	12,566
The Nisshin Oillio Group, Ltd.	1,200	33,584
The Ogaki Kyoritsu Bank, Ltd.	1,600	22,183
The Oita Bank, Ltd.	900	16,362
The Okinawa Electric Power Company, Inc. (A)	1,990	14,939
The Pack Corp.	800	16,867
The San-In Godo Bank, Ltd.	4,300	27,790
The Shibusawa Warehouse Company, Ltd.	1,000	20,360
The Shiga Bank, Ltd.	2,200	51,406
The Shikoku Bank, Ltd.	2,800	19,001
The Shimizu Bank, Ltd.	500	5,387
The Sumitomo Warehouse Company, Ltd. (C)	1,824	29,083
The Tochigi Bank, Ltd.	8,000	17,164
The Toho Bank, Ltd.	12,000	22,617
The Tohoku Bank, Ltd.	400	3,076
The Tottori Bank, Ltd.	400	3,760
The Towa Bank, Ltd.	2,900	12,212
The Yamagata Bank, Ltd.	2,000	15,181
The Yamanashi Chuo Bank, Ltd.	2,000	22,212
Tigers Polymer Corp.	1,000	4,680
TKC Corp.	1,300	31,621
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toa Corp. (Hyogo)	1,400	$10,908
Toa Corp. (Tokyo)	1,200	30,098
Toagosei Company, Ltd.	4,300	38,617
Tobishima Corp.	720	6,660
TOC Company, Ltd.	3,400	14,585
Tocalo Company, Ltd.	3,200	29,109
Toda Corp.	8,400	45,449
Toda Kogyo Corp. (A)	300	3,839
Toei Company, Ltd.	100	12,556
Toenec Corp.	600	16,986
Toho Company, Ltd.	600	13,545
Toho Gas Company, Ltd.	2,200	38,313
Toho Holdings Company, Ltd.	2,400	51,434
Toho Titanium Company, Ltd. (C)	1,300	15,568
Toho Zinc Company, Ltd.	800	8,739
Tokai Carbon Company, Ltd.	10,000	78,228
Tokai Corp.	1,200	15,241
TOKAI Holdings Corp.	4,000	24,764
Tokai Rika Company, Ltd.	2,600	40,747
Tokai Tokyo Financial Holdings, Inc.	11,500	37,280
Token Corp.	410	21,867
Tokushu Tokai Paper Company, Ltd.	600	13,721
Tokuyama Corp.	3,200	50,261
Tokyo Base Company, Ltd.	900	2,034
Tokyo Electron Device, Ltd.	1,200	28,382
Tokyo Energy & Systems, Inc.	2,000	13,223
Tokyo Keiki, Inc.	1,000	9,788
Tokyo Kiraboshi Financial Group, Inc.	1,936	58,270
Tokyo Ohka Kogyo Company, Ltd.	200	11,881
Tokyo Rakutenchi Company, Ltd.	200	5,566
Tokyo Rope Manufacturing Company, Ltd.	200	1,818
Tokyo Seimitsu Company, Ltd.	1,800	89,995
Tokyo Steel Manufacturing Company, Ltd.	2,700	30,413
Tokyo Tekko Company, Ltd.	800	18,884
Tokyo Theatres Company, Inc.	900	6,737
Tokyotokeiba Company, Ltd.	600	16,150
Tokyu Construction Company, Ltd.	3,900	20,336
Tomato Bank, Ltd.	1,100	9,070
Tomen Devices Corp.	200	6,472
Tomoe Corp.	2,200	8,408
Tomoku Company, Ltd.	500	8,206
TOMONY Holdings, Inc.	10,600	32,636
Tomy Company, Ltd.	4,500	64,985
Tonami Holdings Company, Ltd.	500	15,499
Topcon Corp.	4,700	51,831
Topre Corp.	2,300	26,096
Topy Industries, Ltd.	1,300	22,121
Torex Semiconductor, Ltd.	700	10,065
Toridoll Holdings Corp.	2,000	49,251
Torii Pharmaceutical Company, Ltd.	1,100	28,457
Torishima Pump Manufacturing Company, Ltd.	900	11,437
Tosei Corp.	2,500	32,249
Toshiba TEC Corp.	1,100	25,111
Tosho Company, Ltd.	1,300	9,883
Totetsu Kogyo Company, Ltd.	1,000	19,623
Towa Corp.	1,300	36,015
Towa Pharmaceutical Company, Ltd.	1,500	28,481
Toyo Construction Company, Ltd.	3,100	25,253
Toyo Corp.	1,100	9,599
Toyo Denki Seizo KK	600	3,943
Toyo Engineering Corp. (A)	2,200	10,058
Toyo Gosei Company, Ltd.	300	13,486

126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyo Ink SC Holdings Company, Ltd.	2,200	$34,378
Toyo Kanetsu KK	400	9,038
Toyo Securities Company, Ltd.	6,000	12,883
Toyo Tanso Company, Ltd.	1,000	36,217
Toyo Tire Corp.	5,100	78,498
Toyo Wharf & Warehouse Company, Ltd.	600	5,660
Toyobo Company, Ltd.	4,093	29,475
TPR Company, Ltd.	1,400	17,081
Trancom Company, Ltd.	400	19,630
Transaction Company, Ltd.	1,700	21,202
Transcosmos, Inc.	1,400	29,897
Tri Chemical Laboratories, Inc.	1,200	24,819
Trusco Nakayama Corp.	2,200	36,003
TS Tech Company, Ltd.	4,400	49,911
TSI Holdings Company, Ltd.	5,270	28,514
Tsubaki Nakashima Company, Ltd.	2,300	11,984
Tsubakimoto Chain Company	1,600	41,405
Tsugami Corp.	1,600	12,388
Tsukishima Holdings Company, Ltd.	2,000	17,639
Tsukuba Bank, Ltd.	5,700	10,133
Tsumura & Company	2,600	48,278
Tsurumi Manufacturing Company, Ltd.	1,000	20,511
TV Asahi Holdings Corp.	2,000	22,601
UACJ Corp.	1,903	39,894
UBE Corp. (C)	4,400	74,137
Ubicom Holdings, Inc.	500	4,502
Uchida Yoko Company, Ltd.	400	18,124
Ulvac, Inc.	1,600	57,650
Union Tool Company	700	18,138
Unipres Corp.	2,600	20,150
United Arrows, Ltd.	1,600	20,950
United Super Markets Holdings, Inc.	2,400	17,169
UNITED, Inc.	2,600	16,587
Unitika, Ltd. (A)	5,900	8,084
Universal Entertainment Corp.	1,200	17,689
Usen-Next Holdings Company, Ltd.	1,300	29,108
Ushio, Inc.	4,400	53,397
UT Group Company, Ltd. (A)	1,500	22,341
UUUM Company, Ltd. (A)	800	3,857
V Technology Company, Ltd.	400	5,551
Valor Holdings Company, Ltd.	1,700	24,859
Valqua, Ltd.	1,000	27,669
Value HR Company, Ltd.	1,200	10,174
ValueCommerce Company, Ltd.	900	7,660
Vector, Inc.	3,100	25,749
Vertex Corp.	1,100	10,929
Visional, Inc. (A)	400	20,124
Vital KSK Holdings, Inc.	3,500	23,463
VT Holdings Company, Ltd.	6,600	22,561
Wacoal Holdings Corp.	1,900	42,925
Wacom Company, Ltd.	5,300	20,999
Wakachiku Construction Company, Ltd.	900	18,086
Wakita & Company, Ltd.	2,300	21,579
Warabeya Nichiyo Holdings Company, Ltd.	900	17,011
Watahan & Company, Ltd.	600	5,315
WDB Holdings Company, Ltd.	700	9,557
Weathernews, Inc.	300	12,686
Wellneo Sugar Company, Ltd.	1,100	15,254
West Holdings Corp.	716	15,372
Will Group, Inc.	1,200	8,699
WingArc1st, Inc.	2,100	35,820
WIN-Partners Company, Ltd.	1,000	7,283
World Company, Ltd.	700	7,670
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
World Holdings Company, Ltd.	600	$9,739
Wowow, Inc.	600	4,559
Xebio Holdings Company, Ltd.	2,800	18,722
Yahagi Construction Company, Ltd.	2,000	16,819
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,696
YAKUODO Holdings Company, Ltd.	700	12,589
YAMABIKO Corp.	2,400	23,081
YAMADA Consulting Group Company, Ltd.	1,100	11,889
Yamae Group Holdings Company, Ltd.	1,000	24,500
Yamaguchi Financial Group, Inc.	9,600	84,039
Yamaichi Electronics Company, Ltd.	1,700	19,524
YA-MAN, Ltd.	1,700	11,496
Yamazen Corp.	3,900	30,644
Yaoko Company, Ltd.	300	15,429
Yasuda Logistics Corp.	1,400	9,991
Yellow Hat, Ltd.	2,000	25,374
Yodogawa Steel Works, Ltd.	1,200	28,420
Yokogawa Bridge Holdings Corp.	2,100	39,205
Yokorei Company, Ltd.	2,900	23,484
Yokowo Company, Ltd.	1,200	12,624
Yomeishu Seizo Company, Ltd.	500	6,173
Yondoshi Holdings, Inc.	1,300	16,410
Yonex Company, Ltd.	2,100	22,406
Yorozu Corp.	1,800	11,396
Yoshinoya Holdings Company, Ltd.	2,000	37,646
Yuasa Trading Company, Ltd.	1,100	30,393
Yukiguni Maitake Company, Ltd.	1,000	6,013
Yurtec Corp.	2,000	12,830
Yushiro Chemical Industry Company, Ltd.	1,100	11,366
Zenrin Company, Ltd.	1,950	11,904
ZERIA Pharmaceutical Company, Ltd.	1,200	17,799
ZIGExN Company, Ltd.	7,000	24,508
		24,135,925
Jersey, Channel Islands - 0.1%
Centamin PLC	57,981	58,916
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	51,888
VP Bank AG, Class A	188	18,029
		69,917
Luxembourg - 0.4%
ADLER Group SA (A)(C)(D)	776	398
APERAM SA	2,551	74,098
B&S Group Sarl (D)	983	3,638
Befesa SA (D)	1,789	54,530
d'Amico International Shipping SA	10,076	49,004
Global Fashion Group SA (A)	1,789	627
Grand City Properties SA (A)	3,748	35,340
IVS Group SA	2,104	12,235
L'Occitane International SA	10,750	32,061
RTL Group SA	241	8,264
SES SA	17,911	117,089
Sword Group	278	10,648
		397,932
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	5,030
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	12,554
Malta - 0.0%
Catena Media PLC (A)(C)	3,412	5,787

127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mauritius - 0.0%
Capital, Ltd.	9,014	$9,387
Netherlands - 1.9%
Aalberts NV	4,447	162,264
Acomo NV	876	18,267
Alfen N.V. (A)(C)(D)	1,069	45,128
AMG Critical Materials NV	1,350	40,514
Arcadis NV	3,031	135,994
ASR Nederland NV	3,738	139,865
Basic-Fit NV (A)(C)(D)	2,099	59,417
BE Semiconductor Industries NV	2,921	285,693
Beter Bed Holding NV	1,056	6,407
Brack Capital Properties NV (A)	230	19,182
Brunel International NV	1,169	16,050
Corbion NV	2,473	49,220
CTP NV (D)	3,948	56,394
Flow Traders, Ltd.	1,631	30,353
ForFarmers NV	2,398	6,272
Fugro NV (A)	3,784	58,010
Innoconcepts NV (A)(B)	10,527	0
Kendrion NV	1,152	15,742
Koninklijke BAM Groep NV	15,496	32,876
Koninklijke Heijmans NV	2,278	25,718
Koninklijke Vopak NV	2,374	81,205
Nedap NV	225	13,881
OCI NV	1,851	51,471
Ordina NV	5,537	33,415
Pharming Group NV (A)	30,666	39,306
PostNL NV	15,306	32,549
PPHE Hotel Group, Ltd.	592	7,651
Redcare Pharmacy NV (A)(D)	194	20,624
SBM Offshore NV	5,505	72,171
SIF Holding NV (A)	588	6,127
Signify NV (D)	5,215	139,933
Sligro Food Group NV	1,151	20,377
TKH Group NV	1,628	64,335
TomTom NV (A)	3,258	23,194
Van Lanschot Kempen NV	1,515	40,640
		1,850,245
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	16,621
Arvida Group, Ltd.	13,124	9,604
Channel Infrastructure NZ, Ltd.	11,354	10,475
Chorus, Ltd.	11,117	50,524
Delegat Group, Ltd.	1,200	5,895
Freightways Group, Ltd.	5,543	27,108
Gentrack Group, Ltd. (A)	3,060	8,768
Hallenstein Glasson Holdings, Ltd.	3,354	12,241
Heartland Group Holdings, Ltd.	23,172	24,703
Investore Property, Ltd.	14,057	10,686
KMD Brands, Ltd.	25,838	13,487
Manawa Energy, Ltd.	1,665	4,509
NZME, Ltd.	13,259	7,542
NZX, Ltd.	16,781	10,644
Oceania Healthcare, Ltd.	41,920	17,835
Pacific Edge, Ltd. (A)	27,936	2,025
PGG Wrightson, Ltd.	819	1,816
Restaurant Brands New Zealand, Ltd.	886	2,281
Sanford, Ltd.	2,767	6,451
Scales Corp., Ltd.	5,176	9,339
Serko, Ltd. (A)	2,827	7,277
Skellerup Holdings, Ltd.	7,637	21,269
SKY Network Television, Ltd.	6,265	9,311
SKYCITY Entertainment Group, Ltd.	20,410	23,609
Summerset Group Holdings, Ltd.	3,687	22,521
Synlait Milk, Ltd. (A)	5,495	4,704
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
The Warehouse Group, Ltd.	9,894	$10,257
Tourism Holdings, Ltd.	6,828	15,125
TOWER, Ltd.	11,445	4,253
Vista Group International, Ltd. (A)	7,682	6,622
		377,502
Norway - 0.9%
ABG Sundal Collier Holding ASA	24,237	11,655
AF Gruppen ASA	717	8,334
Akastor ASA	6,104	6,743
Aker Carbon Capture ASA (A)	4,495	4,724
AMSC ASA (A)	1,661	6,389
ArcticZymes Technologies ASA (A)	962	2,752
Atea ASA (A)	3,574	44,656
Austevoll Seafood ASA	1,488	10,427
Axactor ASA (A)	14,729	7,537
B2Holding ASA	23,929	15,417
Belships ASA	10,010	16,866
BLUENORD ASA (A)	912	44,230
Bonheur ASA	1,411	29,500
Borregaard ASA	2,318	34,107
Bouvet ASA	3,002	15,872
BW Offshore, Ltd.	4,568	10,497
Cloudberry Clean Energy ASA (A)	5,431	5,410
Crayon Group Holding ASA (A)(D)	1,983	12,230
DNO ASA	18,710	18,407
Europris ASA (D)	8,327	46,422
FLEX LNG, Ltd.	294	8,764
Grieg Seafood ASA (C)	2,264	16,520
Hexagon Composites ASA (A)	6,450	16,496
Hexagon Purus ASA (A)(C)	2,213	2,861
IDEX Biometrics ASA (A)	19,564	883
Kahoot! ASA (A)	8,215	26,534
Kid ASA (D)	1,128	9,253
Kitron ASA	9,158	30,288
LINK Mobility Group Holding ASA (A)	7,126	8,566
Medistim ASA	352	7,020
MPC Container Ships ASA	15,398	25,029
Multiconsult ASA (D)	554	6,920
Norske Skog ASA (D)	1,815	7,853
Norwegian Air Shuttle ASA (A)	11,101	8,813
Odfjell Drilling, Ltd.	4,970	17,524
Panoro Energy ASA	3,699	10,820
Pareto Bank ASA	1,457	7,296
PGS ASA (A)	22,374	19,441
PhotoCure ASA (A)	2,625	13,181
PoLight ASA (A)(D)	3,259	4,077
Protector Forsikring ASA	3,316	53,755
Scatec ASA (D)	4,993	29,303
Self Storage Group ASA (A)	2,940	10,794
Selvaag Bolig ASA	1,842	4,898
Sparebank 1 Oestlandet	758	9,442
SpareBank 1 Sorost-Norge (C)	4,392	20,936
Sparebanken More	1,230	8,906
Ultimovacs ASA (A)(C)	584	5,495
Veidekke ASA	5,117	46,646
Volue ASA (A)	3,279	6,671
Wilh Wilhelmsen Holding ASA, Class A	862	25,154
XXL ASA (A)(D)	19,159	1,105
		823,419
Peru - 0.0%
Hochschild Mining PLC (A)	16,530	16,827
Poland - 0.0%
InPost SA (A)	2,875	33,328

128

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal - 0.4%
Altri SGPS SA	6,511	$29,448
Banco Comercial Portugues SA (A)	308,962	84,794
Corticeira Amorim SGPS SA	2,100	21,587
CTT-Correios de Portugal SA	8,914	32,709
Greenvolt-Energias Renovaveis SA (A)(C)	2,423	13,645
Mota-Engil SGPS SA	5,636	20,369
NOS SGPS SA	10,693	39,336
REN - Redes Energeticas Nacionais SGPS SA	21,605	55,235
Sonae SGPS SA	34,734	33,734
The Navigator Company SA	12,847	48,412
		379,269
Singapore - 1.1%
AEM Holdings, Ltd.	9,100	22,799
Banyan Tree Holdings, Ltd. (A)	19,800	5,646
Best World International, Ltd. (A)	3,974	4,876
Boustead Singapore, Ltd.	10,000	6,208
Bukit Sembawang Estates, Ltd.	11,000	31,014
BW Energy, Ltd. (A)	1,203	3,071
BW LPG, Ltd. (D)	4,059	51,056
Capitaland India Trust	50,467	38,682
China Aviation Oil Singapore Corp., Ltd.	14,400	9,261
ComfortDelGro Corp., Ltd.	90,100	85,608
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	5,420
CSE Global, Ltd.	34,000	11,286
Delfi, Ltd.	21,900	20,322
Ezion Holdings, Ltd. (A)(B)	131,300	4,130
Far East Orchard, Ltd.	5,140	3,832
First Resources, Ltd.	19,300	21,546
Fraser and Neave, Ltd.	8,600	6,666
Gallant Venture, Ltd. (A)	71,000	6,700
Golden Agri-Resources, Ltd.	183,600	35,567
GuocoLand, Ltd.	10,400	11,631
Haw Par Corp., Ltd.	4,700	33,829
Ho Bee Land, Ltd.	11,400	15,149
Hong Fok Corp., Ltd.	20,100	13,282
Hong Leong Finance, Ltd.	12,900	23,229
Hyflux, Ltd. (A)	24,000	0
iFAST Corp., Ltd.	7,000	28,648
IGG, Inc. (A)	38,000	15,614
Indofood Agri Resources, Ltd.	25,000	5,479
Japfa, Ltd.	22,700	3,558
Kenon Holdings, Ltd.	413	9,583
Keppel Infrastructure Trust	165,049	56,073
Metro Holdings, Ltd.	31,600	12,709
Midas Holdings, Ltd. (A)(B)	86,000	10,267
Nanofilm Technologies International, Ltd.	6,500	4,450
NetLink NBN Trust	91,100	55,918
Oceanus Group, Ltd. (A)	1,035,500	6,777
OM Holdings, Ltd.	10,791	3,191
OUE, Ltd.	11,100	8,441
Oxley Holdings, Ltd.	27,222	2,131
Raffles Medical Group, Ltd.	35,758	32,658
SATS, Ltd. (A)	33,207	63,026
SBS Transit, Ltd.	5,000	9,610
Sheng Siong Group, Ltd.	29,900	33,228
SIA Engineering Company, Ltd.	12,800	22,348
SIIC Environment Holdings, Ltd.	35,800	5,203
Sinarmas Land, Ltd.	94,200	12,902
Singapore Land Group, Ltd.	7,100	10,635
Singapore Post, Ltd.	66,100	23,401
Stamford Land Corp., Ltd.	69,044	19,196
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
StarHub, Ltd.	25,600	$20,768
Straits Trading Company, Ltd.	1,416	2,049
Swiber Holdings, Ltd. (A)(B)	15,000	718
The Hour Glass, Ltd.	10,100	14,327
Thomson Medical Group, Ltd.	212,000	8,837
UMS Holdings, Ltd.	36,400	34,511
UOB-Kay Hian Holdings, Ltd.	16,691	17,192
Venture Corp., Ltd.	6,000	54,176
Wing Tai Holdings, Ltd.	21,205	21,698
Yeo Hiap Seng, Ltd.	1,129	528
		1,100,660
Spain - 2.4%
Acerinox SA	9,313	89,994
Aedas Homes SA (D)	426	7,283
Almirall SA	4,308	43,774
Amper SA (A)(C)	82,546	9,623
Applus Services SA	6,225	64,945
Atresmedia Corp. de Medios de Comunicacion SA	6,046	23,362
Banco de Sabadell SA	268,107	310,166
Bankinter SA	32,551	207,089
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	3,113	79,552
CIE Automotive SA	1,829	49,443
Construcciones y Auxiliar de Ferrocarriles SA	1,139	35,545
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	21,946
Ebro Foods SA	2,006	33,692
eDreams ODIGEO SA (A)	4,905	33,495
Elecnor SA	2,026	31,548
Enagas SA	11,699	193,730
Ence Energia y Celulosa SA	6,294	21,088
Ercros SA	5,006	15,910
Faes Farma SA	16,962	57,288
Fluidra SA	2,959	60,377
Fomento de Construcciones y Contratas SA (C)	1,281	16,098
Gestamp Automocion SA (D)	7,287	30,378
Global Dominion Access SA (D)	5,439	19,271
Grenergy Renovables SA (A)	573	12,509
Grifols SA (A)	2,322	30,074
Grupo Catalana Occidente SA	1,834	59,045
Grupo Empresarial San Jose SA (C)	2,194	8,453
Iberpapel Gestion SA	65	1,122
Indra Sistemas SA	6,513	94,111
Laboratorios Farmaceuticos Rovi SA	987	53,422
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	25,406
Mapfre SA	36,878	75,042
Melia Hotels International SA (A)	4,842	29,356
Neinor Homes SA (A)(D)	1,978	19,662
Obrascon Huarte Lain SA (A)	19,608	8,579
Pharma Mar SA	409	13,867
Promotora de Informaciones SA, Class A (A)	11,711	4,530
Prosegur Cash SA (D)	35,886	22,237
Prosegur Cia de Seguridad SA	10,114	16,268
Realia Business SA	17,710	19,844
Sacyr SA	23,824	69,922
Sacyr SA, Entitlement Offer (A)	626	1,837
Solaria Energia y Medio Ambiente SA (A)	2,636	40,702
Soltec Power Holdings SA (A)	2,101	6,865

129

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Talgo SA (D)	4,940	$18,344
Tecnicas Reunidas SA (A)	1,205	11,744
Tubacex SA	6,252	20,061
Unicaja Banco SA (D)	62,819	67,369
Vidrala SA	868	75,356
Viscofan SA	1,837	112,150
		2,373,474
Sweden - 2.3%
AcadeMedia AB (D)	3,665	15,666
AddLife AB, B Shares	2,462	14,530
AddNode Group AB	5,860	35,655
AFRY AB	3,857	45,158
Alimak Group AB (D)	4,282	26,065
Alligo AB, Class B	2,270	21,273
Ambea AB (D)	5,569	17,632
Annehem Fastigheter AB, B Shares (A)	1,155	1,777
AQ Group AB	291	11,065
Arjo AB, B Shares	10,690	41,311
Attendo AB (A)(D)	5,286	13,730
Balco Group AB	665	2,467
Beijer Alma AB	2,393	40,956
Bergman & Beving AB	2,270	32,626
Betsson AB, Class B (A)	5,105	56,103
BHG Group AB (A)	2,406	2,872
Bilia AB, A Shares	2,411	23,414
BioInvent International AB (A)	2,250	3,429
Biotage AB	1,300	12,765
Bonava AB, B Shares (A)	3,323	5,512
Boozt AB (A)(D)	2,040	16,849
BTS Group AB, B Shares	346	8,743
Bufab AB	1,460	36,710
Bulten AB	717	4,569
Bure Equity AB	2,057	40,901
Byggmax Group AB (A)	5,363	14,454
Catella AB	2,217	5,419
Catena AB	1,429	49,584
Cellavision AB	999	14,025
Cibus Nordic Real Estate AB	1,681	16,623
Clas Ohlson AB, B Shares	3,185	34,054
Cloetta AB, B Shares	10,640	17,775
Coor Service Management Holding AB (D)	5,027	20,403
Corem Property Group AB, B Shares	14,214	7,850
Corem Property Group AB, D Shares	408	5,873
CTT Systems AB	566	11,445
Dios Fastigheter AB	3,582	20,411
Duni AB (A)	2,559	22,688
Dustin Group AB (A)(D)	4,979	9,199
Elanders AB, B Shares	1,468	13,135
Electrolux Professional AB, B Shares	9,620	49,605
Enea AB (A)	1,522	6,564
Fagerhult Group AB	4,609	21,620
Fastighets AB Trianon (A)	1,452	2,108
FastPartner AB, A Shares	2,697	10,489
Ferronordic AB	318	1,979
Fingerprint Cards AB, B Shares (A)	21,915	1,896
G5 Entertainment AB	330	4,764
Granges AB	5,521	51,936
Green Landscaping Group AB (A)(D)	1,593	9,849
Heba Fastighets AB, Class B	4,570	10,000
Hemnet Group AB	660	11,647
HMS Networks AB	884	32,206
Hoist Finance AB (A)(D)	2,083	5,196
Humana AB (A)	2,641	6,433
Instalco AB	7,730	22,941
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Inwido AB	3,126	$31,421
JM AB	2,484	33,593
Karnov Group AB (A)	3,501	15,418
K-fast Holding AB (A)	1,142	1,427
KNOW IT AB	1,459	16,905
Lagercrantz Group AB, B Shares	981	9,941
Lime Technologies AB	558	13,377
Lindab International AB	3,819	55,755
Loomis AB	2,144	57,701
MEKO AB	2,150	18,662
MIPS AB	1,182	39,949
Modern Times Group MTG AB, B Shares (A)	2,851	19,243
Momentum Group AB	2,270	20,524
Munters Group AB (D)	5,052	64,801
Mycronic AB	3,563	73,465
NCAB Group AB	4,318	21,216
NCC AB, B Shares	3,723	40,249
Nederman Holding AB	887	15,193
Net Insight AB, B Shares (A)	16,550	6,290
New Wave Group AB, B Shares	7,177	49,875
Nobia AB (A)	6,676	4,984
Nolato AB, B Shares	6,748	27,596
Nordic Paper Holding AB	2,488	7,410
Nordic Waterproofing Holding AB	2,002	29,798
Note AB (A)	776	11,177
NP3 Fastigheter AB	1,683	24,287
Nyfosa AB	5,830	31,259
OEM International AB, B Shares	4,726	31,898
Orron Energy AB (A)	7,422	4,947
Peab AB, Class B	4,540	18,624
Platzer Fastigheter Holding AB, Series B	3,454	21,200
Pricer AB, B Shares	11,102	8,197
Proact IT Group AB	1,428	10,042
Ratos AB, B Shares	8,255	24,581
RaySearch Laboratories AB (A)	2,452	18,562
Resurs Holding AB (D)	6,236	13,413
Scandi Standard AB	4,648	22,147
Scandic Hotels Group AB (A)(D)	5,932	20,122
Sdiptech AB, Class B (A)	738	14,906
Sensys Gatso Group AB (A)(C)	293	1,687
SkiStar AB	2,041	20,841
Solid Forsakring AB	623	3,370
Stendorren Fastigheter AB (A)	1,288	16,218
Stillfront Group AB (A)	19,809	28,923
Storskogen Group AB, Class B	18,109	13,082
Systemair AB	6,526	40,991
Tethys Oil AB	2,334	11,705
Troax Group AB	1,308	18,520
Truecaller AB, Class B (A)	3,154	10,952
VBG Group AB, B Shares	630	11,016
Viaplay Group AB, B Shares (A)(C)	1,054	3,370
Vitec Software Group AB, B Shares	1,147	53,796
Volati AB	786	6,223
XANO Industri AB, Class B	694	5,077
		2,239,875
Switzerland - 7.5%
Accelleron Industries AG	925	23,976
Adecco Group AG	2,897	118,989
Allreal Holding AG	643	102,426
ALSO Holding AG	324	81,285
Aluflexpack AG (A)	549	7,192
APG SGA SA	84	16,510
Arbonia AG	2,962	27,143
Aryzta AG (A)	57,916	99,059

130

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Ascom Holding AG	1,310	$14,841
Autoneum Holding AG (A)(C)	276	35,881
Baloise Holding AG	1,848	267,547
Banque Cantonale de Geneve, Bearer Shares	142	33,671
Banque Cantonale Vaudoise	779	81,516
Basilea Pharmaceutica AG (A)	468	20,915
Belimo Holding AG	521	247,264
Bell Food Group AG	138	41,003
Bellevue Group AG	467	10,547
Berner Kantonalbank AG	246	64,712
BKW AG	1,123	197,695
Bossard Holding AG, Class A	248	54,361
Bucher Industries AG	333	127,030
Burckhardt Compression Holding AG	187	101,768
Bystronic AG	74	45,913
Calida Holding AG	285	9,411
Carlo Gavazzi Holding AG	38	14,032
Cembra Money Bank AG	1,485	100,698
Cie Financiere Tradition SA, Bearer Shares	105	13,384
Clariant AG (A)	9,918	156,374
Coltene Holding AG (A)	198	14,373
Comet Holding AG	425	94,493
Daetwyler Holding AG, Bearer Shares	281	53,800
DKSH Holding AG	1,625	109,918
dormakaba Holding AG (C)	178	87,349
Dufry AG (A)	3,848	146,093
EFG International AG (A)	4,687	53,053
Emmi AG	86	81,082
Energiedienst Holding AG	979	45,441
Feintool International Holding AG	426	9,825
Fenix Outdoor International AG (C)	225	13,705
Flughafen Zurich AG	1,072	204,105
Forbo Holding AG	39	47,508
Fundamenta Real Estate AG (A)	1,563	28,509
Galenica AG (D)	2,404	177,597
GAM Holding AG (A)	11,204	5,532
Georg Fischer AG	3,955	222,106
Gurit Holding AG, Bearer Shares (A)	220	22,299
Helvetia Holding AG	1,796	250,881
Hiag Immobilien Holding AG	325	28,006
HOCHDORF Holding AG (A)	16	394
Huber + Suhner AG	816	58,828
Hypothekarbank Lenzburg AG	3	13,632
Implenia AG	770	25,255
Ina Invest Holding AG (A)	199	3,697
Inficon Holding AG	68	82,904
Interroll Holding AG	30	81,931
Intershop Holding AG	54	35,701
Investis Holding SA	160	16,274
IWG PLC (A)	54,912	94,481
Jungfraubahn Holding AG	269	46,565
Kardex Holding AG	299	65,190
Komax Holding AG	228	52,368
Kongsberg Automotive ASA (A)	23,611	4,927
Kudelski SA, Bearer Shares (A)	2,497	4,348
Landis+Gyr Group AG (A)	1,306	94,257
LEM Holding SA	30	66,993
Luzerner Kantonalbank AG	1,067	86,898
Medacta Group SA (D)	308	38,883
medmix AG (D)	877	22,233
Metall Zug AG, B Shares	12	18,753
Mobilezone Holding AG	2,336	34,849
Mobimo Holding AG	387	103,661
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novavest Real Estate AG (A)	469	$18,717
OC Oerlikon Corp. AG	8,368	35,462
Orascom Development Holding AG (A)(C)	533	3,323
Orior AG	425	33,816
Peach Property Group AG (A)	212	3,082
Phoenix Mecano AG (A)	38	14,936
Plazza AG, Class A	68	22,208
PSP Swiss Property AG	2,283	269,353
Rieter Holding AG	251	23,310
Romande Energie Holding SA	850	51,947
Schaffner Holding AG	40	21,587
Schweiter Technologies AG	58	36,978
Sensirion Holding AG (A)(D)	493	39,456
SFS Group AG	898	97,966
Siegfried Holding AG (A)	194	165,700
Softwareone Holding AG (A)	4,165	82,260
St. Galler Kantonalbank AG	147	80,176
Stadler Rail AG	702	27,322
Sulzer AG	1,086	103,575
Swiss Prime Site AG	3,767	344,882
Swiss Steel Holding AG (A)	39,436	4,649
Swissquote Group Holding SA	465	84,725
Temenos AG	2,922	204,366
TX Group AG	201	20,304
u-blox Holding AG (A)	431	36,533
Valiant Holding AG	968	100,222
VAT Group AG (D)	226	80,647
Vaudoise Assurances Holding SA	64	30,772
Vetropack Holding AG	822	36,318
Vontobel Holding AG	1,192	70,771
VZ Holding AG	550	57,280
V-ZUG Holding AG (A)	120	8,272
Walliser Kantonalbank	203	25,240
Warteck Invest AG	8	16,876
Ypsomed Holding AG	164	48,164
Zehnder Group AG	615	36,052
Zug Estates Holding AG, B Shares	16	27,862
Zuger Kantonalbank AG, Bearer Shares	9	76,308
		7,305,257
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	6,354
United Arab Emirates - 0.1%
Network International Holdings PLC (A)(D)	4,888	23,255
Shelf Drilling, Ltd. (A)(D)	10,196	35,520
		58,775
United Kingdom - 11.8%
4imprint Group PLC	1,523	97,072
A.G. Barr PLC	4,718	28,199
Accesso Technology Group PLC (A)	2,349	17,748
Advanced Medical Solutions Group PLC	6,389	15,709
AJ Bell PLC	11,487	38,453
Alfa Financial Software Holdings PLC (D)	4,048	9,105
Alliance Pharma PLC	24,062	13,844
Anglo-Eastern Plantations PLC	1,225	10,711
Ascential PLC (A)	20,806	52,901
Ashmore Group PLC	22,693	51,804
Ashtead Technology Holdings PLC	2,347	12,487
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,390	15,244
Auction Technology Group PLC (A)	1,706	13,544
Avon Protection PLC	1,565	11,726

131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Babcock International Group PLC (A)	40,327	$202,683
Bakkavor Group PLC (D)	5,579	6,499
Balfour Beatty PLC	34,581	135,058
Bank of Georgia Group PLC	2,491	111,814
Beazley PLC	21,570	145,044
Begbies Traynor Group PLC	6,626	9,035
Bellway PLC	6,212	172,583
Bloomsbury Publishing PLC	4,265	20,802
Bodycote PLC	7,984	63,437
Boohoo Group PLC (A)	3,748	1,440
BRAEMAR PLC (B)	1,328	2,831
Breedon Group PLC	8,626	34,590
Bridgepoint Group PLC (D)	12,379	28,943
Britvic PLC	13,590	143,992
Brooks Macdonald Group PLC	427	8,678
Bytes Technology Group PLC	11,524	69,922
Capita PLC (A)	91,929	19,046
Capricorn Energy PLC	11,351	23,997
Card Factory PLC (A)	14,688	18,010
Carillion PLC (A)(B)	35,521	4,156
Carr's Group PLC	6,569	10,609
Cazoo Group, Ltd. (A)	225	123
Central Asia Metals PLC	8,189	18,821
CentralNic Group PLC	10,289	16,658
Chemring Group PLC	13,921	47,070
Chesnara PLC	7,709	25,841
City of London Investment Group PLC	2,068	9,578
Clarkson PLC	1,348	44,894
Close Brothers Group PLC	7,281	78,397
CMC Markets PLC (D)	7,009	8,988
Coats Group PLC	80,166	71,552
Cohort PLC	1,758	10,535
Computacenter PLC	3,991	122,891
Concentric AB	1,680	25,087
Costain Group PLC	4,797	3,332
Cranswick PLC	3,483	150,490
Crest Nicholson Holdings PLC	13,693	28,903
Currys PLC	46,489	27,366
CVS Group PLC	2,750	54,595
Darktrace PLC (A)	5,100	24,953
Debenhams PLC (A)(B)	76,182	0
Deliveroo PLC (A)(D)	30,267	44,029
DFS Furniture PLC	12,509	16,517
Dialight PLC (A)	105	213
Diploma PLC	4,036	147,346
Direct Line Insurance Group PLC (A)	26,553	55,550
DiscoverIE Group PLC	5,627	46,431
Domino's Pizza Group PLC	18,477	84,627
dotdigital Group PLC	12,814	12,120
Dr Martens PLC	12,054	20,649
Drax Group PLC	19,800	105,937
Dunelm Group PLC	5,320	67,925
DWF Group PLC (D)	14,677	17,815
easyJet PLC (A)	4,377	22,688
ECORA RESOURCES PLC	12,147	15,867
EKF Diagnostics Holdings PLC	8,242	2,713
Elementis PLC (A)	32,864	49,570
EMIS Group PLC	2,611	61,547
Energean PLC	5,147	71,471
EnQuest PLC (A)	115,537	21,416
Ergomed PLC (A)	2,357	38,645
Esken, Ltd. (A)	25,251	855
Essentra PLC	14,966	29,464
FDM Group Holdings PLC	4,489	28,475
Fevertree Drinks PLC	4,244	61,935
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Firstgroup PLC	37,976	$69,825
Foresight Group Holdings, Ltd.	2,196	11,514
Forterra PLC (D)	10,957	19,827
Foxtons Group PLC	23,551	10,491
Frasers Group PLC (A)	9,750	95,596
Frontier Developments PLC (A)	1,107	2,987
Fuller Smith & Turner PLC, Class A	1,525	11,131
Funding Circle Holdings PLC (A)(D)	3,849	1,818
Galliford Try Holdings PLC	5,675	16,824
Games Workshop Group PLC	1,582	203,700
Gamma Communications PLC	3,729	49,650
GB Group PLC	2,949	7,720
Gem Diamonds, Ltd. (A)	12,666	2,346
Genel Energy PLC	4,784	4,671
Genuit Group PLC	12,035	48,175
Gooch & Housego PLC	1,681	10,155
Grainger PLC	32,286	91,728
Greggs PLC	5,783	172,165
Gulf Keystone Petroleum, Ltd.	11,237	14,018
Halfords Group PLC	15,547	37,584
Harbour Energy PLC	17,422	54,560
Hargreaves Lansdown PLC	7,872	74,036
Harworth Group PLC	6,530	8,402
Hays PLC	77,290	102,515
Headlam Group PLC	6,602	18,076
Helical PLC	6,424	16,513
Helios Towers PLC (A)	21,114	18,829
Henry Boot PLC	5,301	12,728
Hill & Smith PLC	4,214	88,178
Hilton Food Group PLC	3,867	33,714
Hollywood Bowl Group PLC	8,153	24,620
Howden Joinery Group PLC	16,247	145,372
Hunting PLC	8,331	31,040
Ibstock PLC (D)	19,043	33,028
IDOX PLC (C)	10,437	8,099
IG Group Holdings PLC	8,133	63,671
IMI PLC	7,314	139,182
Impax Asset Management Group PLC	4,165	23,215
Inchcape PLC	19,351	178,232
Indivior PLC (A)	7,200	155,737
IntegraFin Holdings PLC	12,246	35,360
Intermediate Capital Group PLC	3,498	58,716
International Distributions Services PLC (A)	20,480	65,049
International Personal Finance PLC	12,526	19,218
iomart Group PLC	2,265	4,410
IP Group PLC	38,897	25,059
IQE PLC (A)	39,142	8,352
ITV PLC	154,019	132,309
J.D. Wetherspoon PLC (A)	4,332	36,618
James Fisher & Sons PLC (A)	2,814	11,266
James Halstead PLC (C)	11,052	27,875
JET2 PLC	6,865	90,269
John Wood Group PLC (A)	34,072	64,196
Johnson Matthey PLC	1,630	32,270
Johnson Service Group PLC	24,380	40,258
Jupiter Fund Management PLC	22,824	26,615
Just Group PLC	56,562	49,584
Kainos Group PLC	4,099	57,133
Keller Group PLC	4,206	38,569
Kier Group PLC (A)	22,531	31,581
Kin & Carta PLC (A)	5,938	5,997
Kitwave Group PLC	3,226	10,064
Knights Group Holdings PLC	2,269	2,594
Lancashire Holdings, Ltd.	14,953	107,446

132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Learning Technologies Group PLC	21,193	$16,523
Liontrust Asset Management PLC	3,242	23,911
Lookers PLC	22,449	35,434
LSL Property Services PLC	6,404	20,283
Luceco PLC (D)	1,922	2,717
M&C Saatchi PLC	253	432
Macfarlane Group PLC	6,288	8,316
Man Group PLC	60,987	165,765
Marks & Spencer Group PLC (A)	77,175	221,974
Marshalls PLC	3,831	11,758
Marston's PLC (A)	37,566	13,855
McBride PLC (A)	14,770	7,066
ME Group International PLC	18,684	35,847
Mears Group PLC	8,289	27,900
Metro Bank Holdings PLC (A)(C)	9,741	6,917
Midwich Group PLC	1,327	6,544
Mitchells & Butlers PLC (A)	16,776	46,073
Mitie Group PLC	94,711	118,166
MJ Gleeson PLC	2,770	14,105
Mobico Group PLC	21,097	22,743
Moneysupermarket.com Group PLC	27,587	81,574
Morgan Advanced Materials PLC	8,676	25,865
Morgan Sindall Group PLC	1,829	45,615
Mortgage Advice Bureau Holdings, Ltd.	1,276	8,319
MP Evans Group PLC	1,384	12,631
N. Brown Group PLC (A)	9,633	2,412
NCC Group PLC	17,294	24,895
Next 15 Group PLC	3,756	29,363
Ninety One PLC	25,181	52,316
NIOX Group PLC	9,034	7,362
Norcros PLC	6,666	12,418
Numis Corp. PLC	2,926	12,239
Odfjell Technology, Ltd.	828	4,151
On the Beach Group PLC (A)(D)	5,451	6,998
OSB Group PLC	22,040	87,447
Oxford Instruments PLC	3,076	81,992
Pagegroup PLC	17,115	87,515
Pan African Resources PLC	85,815	15,049
Paragon Banking Group PLC	13,704	81,875
PayPoint PLC	4,705	29,860
Pendragon PLC (A)(C)	102,667	41,669
Pennon Group PLC	11,961	85,395
Persimmon PLC	682	8,932
Petrofac, Ltd. (A)	13,839	12,798
Pets at Home Group PLC	22,046	89,597
Pharos Energy PLC	16,636	4,640
Phoenix Spree Deutschland, Ltd.	5,484	10,865
Polar Capital Holdings PLC	3,830	21,687
Porvair PLC	2,468	17,431
Premier Foods PLC	33,077	48,367
PZ Cussons PLC	13,141	22,646
QinetiQ Group PLC	25,053	97,029
Quilter PLC (D)	54,284	56,550
Rank Group PLC (A)	7,303	7,424
Rathbones Group PLC	3,057	64,734
Reach PLC	25,143	26,135
Redcentric PLC	5,876	9,000
Redde Northgate PLC	14,424	59,433
Redrow PLC	15,193	91,416
Renew Holdings PLC	4,150	36,226
Renewi PLC (A)	5,276	47,166
Renishaw PLC	449	19,253
Ricardo PLC	2,982	18,102
RM PLC (A)	8,752	6,340
Robert Walters PLC	4,693	23,918
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rotork PLC	49,078	$185,930
RS GROUP PLC	3,285	29,339
RWS Holdings PLC	1,824	5,332
S&U PLC	513	13,884
Sabre Insurance Group PLC (D)	10,582	19,560
Saga PLC (A)	4,637	6,993
Savannah Energy PLC (A)(B)	53,744	17,213
Savills PLC	5,951	62,691
Senior PLC	21,835	43,261
Serco Group PLC	46,758	84,806
Serica Energy PLC	10,784	32,702
Severfield PLC	11,941	9,065
SIG PLC (A)	64,105	28,089
Smart Metering Systems PLC	5,194	39,395
Softcat PLC	6,218	110,398
Spectris PLC	1,787	73,878
Speedy Hire PLC	24,369	9,505
Spire Healthcare Group PLC (D)	13,646	38,851
Spirent Communications PLC	33,589	56,435
SSP Group PLC (A)	32,793	80,930
SThree PLC	8,144	36,924
Stolt-Nielsen, Ltd.	1,128	32,641
Studio Retail Group PLC (A)(B)	8,139	11,420
STV Group PLC	2,712	5,980
Superdry PLC (A)	3,110	1,645
Synthomer PLC (A)(C)	890	2,520
Tate & Lyle PLC	17,496	145,967
Tatton Asset Management PLC	1,955	11,679
Taylor Wimpey PLC	38,545	54,972
Telecom Plus PLC	3,652	66,374
The Gym Group PLC (A)(D)	5,959	8,084
The Restaurant Group PLC (A)	30,769	19,102
The Vitec Group PLC	2,842	11,421
THG PLC (A)	6,472	5,503
TI Fluid Systems PLC (D)	15,076	22,603
Topps Tiles PLC	15,591	9,177
TORM PLC, Class A	1,596	43,195
TP ICAP Group PLC	45,423	94,047
Travis Perkins PLC	9,597	98,121
Trifast PLC	7,237	7,238
TT Electronics PLC	14,769	30,605
Tullow Oil PLC (A)	72,437	30,284
Tyman PLC	9,005	31,817
Vanquis Banking Group PLC	13,396	20,568
Vertu Motors PLC	13,548	12,309
Vesuvius PLC	12,719	67,190
Victrex PLC	3,473	59,340
Virgin Money UK PLC	57,990	118,589
Vistry Group PLC	14,429	159,616
Volex PLC	6,267	24,020
Volution Group PLC	9,834	43,308
Vp PLC	637	4,086
Watches of Switzerland Group PLC (A)(D)	10,654	69,385
Watkin Jones PLC	10,502	5,114
WH Smith PLC	5,221	85,246
Wickes Group PLC	13,094	21,832
Wilmington PLC	8,076	31,870
Wincanton PLC	8,498	28,348
Xaar PLC (A)	5,629	12,608
Young & Co's Brewery PLC	1,750	15,794
Young & Co's Brewery PLC, Class A	1,224	16,039
Zotefoams PLC	1,549	6,325
		11,482,216

133

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 0.8%
ADTRAN Holdings, Inc.	3,066	$25,969
Argonaut Gold, Inc. (A)	16,734	6,899
Atlantic Sapphire ASA (A)	1,608	236
Burford Capital, Ltd.	8,414	115,098
Diversified Energy Company PLC	38,586	37,897
Energy Fuels, Inc. (A)	730	5,998
Frontage Holdings Corp. (A)(D)	14,000	3,627
Invesque, Inc. (A)	2,000	760
Perpetua Resources Corp. (A)(C)	3,000	9,807
Primo Water Corp.	8,207	22,080
Primo Water Corp. (Toronto Stock Exchange)	6,607	91,255
PureTech Health PLC (A)	16,139	35,614
REC Silicon ASA (A)	16,036	23,885
Reliance Worldwide Corp., Ltd.	36,825	91,515
Samsonite International SA (A)(D)	37,800	129,266
SSR Mining, Inc.	8,907	118,301
SunOpta, Inc. (A)	5,608	18,828
Viemed Healthcare, Inc. (A)	2,600	17,498
		754,533
TOTAL COMMON STOCKS (Cost $112,534,633)		$95,076,580
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	565	25,312
FUCHS SE	3,739	144,939
Jungheinrich AG	2,336	69,854
Sixt SE	838	51,479
STO SE & Company KGaA	163	22,340
Villeroy & Boch AG	625	11,566
		325,490
TOTAL PREFERRED SECURITIES (Cost $331,907)		$325,490
RIGHTS - 0.0%
Brembo SpA (Expiration Date: 10-4-23; Strike Price: EUR 13.10) (A)	5,497	0
Intercell AG (A)(E)	3,233	0
PostNL NV (Expiration Date: 10-4-23; Strike Price: EUR 2.04) (A)	15,306	971
Strabag SE (Expiration Date: 1-1-27) (A)(B)(E)	1,144	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Synthomer PLC (Expiration Date: 10-13-23; Strike Price: GBP 1.97) (A)(C)	5,335	$1,953
The Star Entertainment Group, Ltd. (Expiration Date: 10-13-23; Strike Price: AUD 0.60) (A)	43,464	279
TOTAL RIGHTS (Cost $60,494)		$3,203
WARRANTS - 0.0%
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	873
TOTAL WARRANTS (Cost $0)		$873
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 5.2943% (F)(G)	332,878	3,327,350
TOTAL SHORT-TERM INVESTMENTS (Cost $3,327,606)		$3,327,350
Total Investments (International Small Company Trust) (Cost $116,254,640) - 101.7%		$98,733,496
Other assets and liabilities, net - (1.7%)		(1,675,686)
TOTAL NET ASSETS - 100.0%		$97,057,810
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $3,065,064.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	8	Long	Dec 2023	$841,497	$816,640	$(24,857)
						$(24,857)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 62.3%
U.S. Government – 26.3%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$1,967,393
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
1.875%, 11/15/2051 (A)	$4,890,000	$2,725,602

134

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.250%, 08/15/2046	$3,655,000	$2,317,498
2.500%, 02/15/2045 (A)	1,619,000	1,099,402
2.500%, 02/15/2046	648,000	434,869
3.000%, 11/15/2044 to 08/15/2052	11,680,000	8,600,795
3.125%, 08/15/2044 (A)	5,535,000	4,229,086
3.125%, 05/15/2048	3,205,000	2,399,994
3.375%, 08/15/2042 to 05/15/2044	2,490,000	1,996,755
3.625%, 02/15/2053 to 05/15/2053	2,985,000	2,470,709
3.750%, 11/15/2043 (A)	2,253,000	1,912,410
4.375%, 11/15/2039	1,170,000	1,113,374
U.S. Treasury Notes
1.625%, 05/15/2031	6,790,000	5,512,631
1.875%, 02/15/2032	3,110,000	2,526,268
2.750%, 08/15/2032	2,945,000	2,550,186
3.375%, 05/15/2033	1,025,000	929,547
3.875%, 08/15/2033	2,595,000	2,451,870
U.S. Treasury Treasury Inflation Protected Securities
0.125%, 02/15/2052	348,085	191,005
0.250%, 07/15/2029 to 02/15/2050	6,301,880	4,802,831
0.750%, 07/15/2028	2,341,695	2,178,874
		52,411,099
U.S. Government Agency – 36.0%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,791,506	2,131,196
2.500%, 01/01/2052 to 05/01/2052	4,138,567	3,288,275
3.000%, 12/01/2046 to 04/01/2048	244,161	205,596
3.500%, 03/01/2048 to 06/01/2048	666,389	582,689
5.000%, 12/01/2034 to 09/01/2052	2,059,410	1,950,633
6.500%, 04/01/2029 to 08/01/2034	4,277	4,398
7.500%, 12/01/2025 to 05/01/2028	931	943
Federal National Mortgage Association
2.000%, TBA (B)	3,600,000	2,967,594
2.000%, 04/01/2051 to 05/01/2051	8,364,883	6,386,232
2.500%, TBA (B)	3,100,000	2,458,807
2.500%, 07/01/2030 to 04/01/2050	1,194,157	980,262
2.660%, 03/01/2027	762,133	703,985
3.000%, TBA (B)	1,400,000	1,157,461
3.500%, 06/01/2046 to 05/01/2048	2,446,588	2,141,705
4.000%, TBA (B)	3,700,000	3,295,311
4.500%, TBA (B)	5,275,000	4,844,137
5.000%, TBA (B)	2,600,000	2,453,447
5.000%, 09/01/2052	1,984,068	1,876,517
5.500%, TBA (B)	10,230,000	9,887,933
6.000%, TBA (B)	5,200,000	5,132,763
Government National Mortgage Association
2.000%, TBA (B)	2,600,000	2,056,116
3.000%, TBA (B)	4,900,000	4,152,484
3.500%, TBA (B)	4,200,000	3,679,426
4.000%, TBA (B)	2,600,000	2,342,529
4.000%, 11/15/2040 to 02/15/2042	19,088	17,730
4.500%, TBA (B)	4,600,000	4,248,854
5.000%, TBA (B)	2,900,000	2,748,873
6.000%, 08/15/2032 to 04/15/2035	23,172	23,387
6.500%, 06/15/2028 to 02/15/2035	11,799	11,879
7.000%, 11/15/2031 to 11/15/2033	50,433	51,002
		71,782,164
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $145,225,526)		$124,193,263
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 2.7%
Angola – 0.1%
Republic of Angola 8.000%, 11/26/2029		$200,000	$164,342
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	305,000	220,905
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		$200,000	160,600
5.000%, 07/15/2032 (C)		200,000	186,347
			346,947
Brazil – 0.5%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	1,040,683
Chile – 0.0%
Republic of Chile 1.250%, 01/22/2051	EUR	165,000	83,811
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		$200,000	130,870
5.625%, 02/26/2044		200,000	142,836
			273,706
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		200,000	194,344
Ghana – 0.1%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	88,056
Hungary – 0.3%
Republic of Hungary 1.625%, 04/28/2032	EUR	735,000	574,743
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	402,914
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	180,373
North Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025		210,000	212,527
3.675%, 06/03/2026 (C)		265,000	262,731
			475,258
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033		330,000	259,646
1.750%, 04/28/2041		200,000	132,843
			392,489
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	207,379
2.750%, 04/14/2041		815,000	504,501
3.375%, 02/08/2038		170,000	125,903
			837,783
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.000%, 07/09/2039		155,000	114,262
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,483,604)			$5,390,616

135

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 28.3%
Communication services – 2.2%
AT&T, Inc.
2.550%, 12/01/2033	$55,000	$40,397
3.550%, 09/15/2055	348,000	213,031
3.800%, 12/01/2057	51,000	32,310
5.400%, 02/15/2034	105,000	98,269
Charter Communications Operating LLC
3.500%, 03/01/2042	42,000	25,955
5.125%, 07/01/2049	165,000	120,280
5.750%, 04/01/2048	45,000	35,931
6.484%, 10/23/2045	120,000	104,777
6.834%, 10/23/2055	40,000	35,346
Comcast Corp. 3.750%, 04/01/2040	215,000	166,548
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	130,000	101,270
Discovery Communications LLC
3.625%, 05/15/2030	65,000	55,019
4.000%, 09/15/2055	246,000	147,593
5.200%, 09/20/2047	93,000	70,508
5.300%, 05/15/2049	247,000	189,137
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	151,676
Lamar Media Corp. 3.625%, 01/15/2031	315,000	256,523
Paramount Global
4.200%, 05/19/2032	130,000	103,345
4.375%, 03/15/2043	75,000	48,509
4.950%, 01/15/2031	310,000	266,215
5.250%, 04/01/2044	115,000	80,300
Rogers Communications, Inc. 3.800%, 03/15/2032	105,000	87,258
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (C)	165,000	140,839
4.125%, 07/01/2030 (C)	40,000	32,024
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	315,233
5.875%, 11/15/2040	65,000	53,856
T-Mobile USA, Inc.
2.050%, 02/15/2028	150,000	128,982
3.875%, 04/15/2030	115,000	101,887
5.050%, 07/15/2033	125,000	115,976
5.750%, 01/15/2034	100,000	97,552
Verizon Communications, Inc.
2.355%, 03/15/2032	135,000	102,999
2.550%, 03/21/2031	108,000	85,993
2.650%, 11/20/2040	70,000	44,311
2.850%, 09/03/2041	50,000	32,324
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	130,000	110,346
5.050%, 03/15/2042	35,000	27,069
5.141%, 03/15/2052	110,000	81,734
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)	75,000	58,910
3.750%, 12/01/2029 (C)	85,000	71,400
3.875%, 07/15/2030 (C)	450,000	380,115
		4,411,747
Consumer discretionary – 1.2%
AutoZone, Inc. 4.750%, 08/01/2032 to 02/01/2033	115,000	105,290
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	45,838
Howard University
2.701%, 10/01/2029	100,000	84,241
2.801%, 10/01/2030	100,000	82,844
3.476%, 10/01/2041	120,000	82,134
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
LKQ Corp. 5.750%, 06/15/2028 (C)	$85,000	$83,038
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	205,000	187,862
Service Corp. International
3.375%, 08/15/2030	335,000	270,010
5.125%, 06/01/2029	507,000	468,722
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	40,000	34,950
5.750%, 01/15/2028 (C)	302,000	281,313
The Gap, Inc.
3.625%, 10/01/2029 (C)	240,000	177,605
3.875%, 10/01/2031 (C)	440,000	309,152
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	100,984
		2,313,983
Consumer staples – 1.0%
Bacardi, Ltd. 5.400%, 06/15/2033 (C)	100,000	93,703
BAT Capital Corp. 6.343%, 08/02/2030	65,000	64,023
General Mills, Inc. 4.950%, 03/29/2033	40,000	37,479
Kenvue, Inc. 5.050%, 03/22/2053 (C)	100,000	90,832
Minerva Luxembourg SA 8.875%, 09/13/2033 (C)	200,000	198,404
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	416,491
Ohio Edison Company 5.500%, 01/15/2033 (C)	90,000	86,107
Philip Morris International, Inc.
4.875%, 02/15/2028	195,000	188,911
5.125%, 11/17/2027 to 02/15/2030	380,000	367,358
5.375%, 02/15/2033	140,000	132,697
5.625%, 11/17/2029 to 09/07/2033	225,000	218,934
		1,894,939
Energy – 2.7%
Aker BP ASA
5.600%, 06/13/2028 (C)	175,000	170,985
6.000%, 06/13/2033 (C)	175,000	169,134
BP Capital Markets America, Inc.
2.939%, 06/04/2051	120,000	73,267
3.000%, 02/24/2050	20,000	12,470
4.812%, 02/13/2033	230,000	215,253
4.893%, 09/11/2033	130,000	122,047
Cheniere Energy Partners LP 4.500%, 10/01/2029	70,000	63,383
Columbia Pipelines Holding Company LLC 6.042%, 08/15/2028 (C)	110,000	109,442
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	20,000	19,743
6.036%, 11/15/2033 (C)	150,000	146,416
6.544%, 11/15/2053 (C)	40,000	39,105
ConocoPhillips Company
4.025%, 03/15/2062	45,000	32,331
5.050%, 09/15/2033	125,000	119,664
5.700%, 09/15/2063	90,000	85,744
Continental Resources, Inc.
2.875%, 04/01/2032 (C)	50,000	37,442
5.750%, 01/15/2031 (C)	60,000	56,367
Ecopetrol SA
4.625%, 11/02/2031	60,000	45,807

136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ecopetrol SA (continued)
8.625%, 01/19/2029	$345,000	$346,220
Enbridge, Inc.
5.700%, 03/08/2033	295,000	282,610
8.500%, (8.500% to 10-15-33, then 5 Year CMT + 4.431%), 01/15/2084	175,000	173,560
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	307,226
Energy Transfer LP
5.250%, 04/15/2029	130,000	124,648
6.125%, 12/15/2045	35,000	31,133
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	14,647
Equinor ASA
3.625%, 04/06/2040	125,000	96,466
3.700%, 04/06/2050	15,000	10,951
Hess Corp.
7.125%, 03/15/2033	18,000	19,007
7.300%, 08/15/2031	95,000	100,627
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	222,547
Marathon Oil Corp. 6.600%, 10/01/2037	70,000	68,175
MPLX LP
1.750%, 03/01/2026	105,000	95,209
4.950%, 09/01/2032	60,000	54,643
Occidental Petroleum Corp.
6.450%, 09/15/2036	60,000	58,916
6.625%, 09/01/2030	105,000	106,391
ONEOK, Inc.
3.400%, 09/01/2029	130,000	112,819
4.350%, 03/15/2029	40,000	36,890
6.100%, 11/15/2032	80,000	78,989
Ovintiv, Inc.
6.500%, 08/15/2034	40,000	39,395
6.625%, 08/15/2037	95,000	91,138
Patterson-UTI Energy, Inc. 7.150%, 10/01/2033	20,000	20,072
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	70,000	64,194
Shell International Finance BV
2.875%, 11/26/2041	55,000	37,326
3.000%, 11/26/2051	70,000	43,710
3.250%, 04/06/2050	75,000	49,800
Targa Resources Corp.
6.125%, 03/15/2033	55,000	53,917
6.250%, 07/01/2052	85,000	78,051
Targa Resources Partners LP
4.000%, 01/15/2032	45,000	37,867
4.875%, 02/01/2031	20,000	17,913
The Williams Companies, Inc.
4.650%, 08/15/2032	145,000	131,902
5.650%, 03/15/2033	85,000	82,135
TransCanada PipeLines, Ltd. 2.500%, 10/12/2031	90,000	69,689
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	60,000	51,462
Var Energi ASA 7.500%, 01/15/2028 (C)	250,000	256,535
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	257,000	243,439
Western Midstream Operating LP
4.750%, 08/15/2028	70,000	65,468
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Western Midstream Operating LP (continued)
6.150%, 04/01/2033		$115,000	$110,907
			5,405,194
Financials – 8.2%
ABN AMRO Bank NV 6.339%, (6.339% to 9-18-26, then 1 Year CMT + 1.650%), 09/18/2027 (C)		200,000	199,499
ANZ New Zealand International, Ltd. 5.355%, 08/14/2028 (C)		310,000	304,343
Aon Corp. 5.350%, 02/28/2033		75,000	71,899
Athene Global Funding
2.646%, 10/04/2031 (C)		225,000	166,596
2.717%, 01/07/2029 (C)		355,000	294,892
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	108,883
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027		100,000	109,383
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then SOFR + 1.530%), 07/23/2031		$30,000	22,796
1.922%, (1.922% to 10-24-30, then SOFR + 1.370%), 10/24/2031		80,000	60,355
2.572%, (2.572% to 10-20-31, then SOFR + 1.210%), 10/20/2032		110,000	84,523
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031		215,000	172,772
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032		600,000	471,565
2.972%, (2.972% to 2-4-32, then SOFR + 1.330%), 02/04/2033		30,000	23,657
3.194%, (3.194% to 7-23-29, then 3 month CME Term SOFR + 1.442%), 07/23/2030		320,000	273,527
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028		50,000	44,852
4.376%, (4.376% to 4-27-27, then SOFR + 1.580%), 04/27/2028		285,000	269,113
5.202%, (5.202% to 4-25-28, then SOFR + 1.630%), 04/25/2029		195,000	187,844
5.933%, (5.933% to 9-15-26, then SOFR + 1.340%), 09/15/2027		260,000	258,068
Bank of Ireland Group PLC 6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)		345,000	342,838
Barclays PLC
7.119%, (7.119% to 6-27-33, then SOFR + 3.570%), 06/27/2034		200,000	192,627
7.385%, (7.385% to 11-2-27, then 1 Year CMT + 3.300%), 11/02/2028		200,000	205,192
BNP Paribas SA
2.219%, (2.219% to 6-9-25, then SOFR + 2.074%), 06/09/2026 (C)		240,000	223,971
5.125%, (5.125% to 1-13-28, then 1 Year CMT + 1.450%), 01/13/2029 (C)		255,000	246,197
Capital One Financial Corp.
1.878%, (1.878% to 11-2-26, then SOFR + 0.855%), 11/02/2027		80,000	69,620

137

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (continued)
3.273%, (3.273% to 3-1-29, then SOFR + 1.790%), 03/01/2030	$55,000	$46,007
5.247%, (5.247% to 7-26-29, then SOFR + 2.600%), 07/26/2030	170,000	157,593
5.468%, (5.468% to 2-1-28, then SOFR + 2.080%), 02/01/2029	75,000	71,393
5.817%, (5.817% to 2-1-33, then SOFR + 2.600%), 02/01/2034	60,000	54,072
6.312%, (6.312% to 6-8-28, then SOFR + 2.640%), 06/08/2029	50,000	48,865
6.377%, (6.377% to 6-8-33, then SOFR + 2.860%), 06/08/2034	45,000	42,467
Citibank NA 5.803%, 09/29/2028	250,000	250,036
Corebridge Financial, Inc.
3.850%, 04/05/2029	75,000	67,371
6.050%, 09/15/2033 (C)	35,000	34,017
Danske Bank A/S 5.375%, 01/12/2024 (C)	235,000	234,059
Deutsche Bank AG 7.079%, (7.079% to 11-10-32, then SOFR + 3.650%), 02/10/2034	200,000	180,748
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	315,000	263,612
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	221,519
5.625%, 01/01/2030 (C)	220,000	197,940
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	698,489
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then SOFR + 1.285%), 08/17/2029	410,000	337,935
5.402%, (5.402% to 8-11-32, then SOFR + 2.870%), 08/11/2033	570,000	525,263
5.887%, (5.887% to 8-14-26, then SOFR + 1.570%), 08/14/2027	200,000	197,560
6.161%, (6.161% to 3-9-28, then SOFR + 1.970%), 03/09/2029	200,000	197,989
6.547%, (6.547% to 6-20-33, then SOFR + 2.980%), 06/20/2034	455,000	431,507
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then SOFR + 2.020%), 08/21/2029	35,000	34,239
Intercontinental Exchange, Inc. 4.350%, 06/15/2029	55,000	51,718
Intesa Sanpaolo SpA 6.625%, 06/20/2033 (C)	200,000	187,946
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then SOFR + 1.180%), 11/08/2032	115,000	88,998
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	285,000	258,511
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030	105,000	93,647
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029	315,000	290,295
5.299%, (5.299% to 7-24-28, then SOFR + 1.450%), 07/24/2029	175,000	170,272
M&T Bank Corp. 5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	160,000	138,362
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Manufacturers & Traders Trust Company 4.700%, 01/27/2028		$250,000	$230,888
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039		70,000	61,437
Morgan Stanley
1.794%, (1.794% to 2-13-31, then SOFR + 1.034%), 02/13/2032		270,000	199,948
1.928%, (1.928% to 4-28-31, then SOFR + 1.020%), 04/28/2032		200,000	148,560
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032		245,000	184,653
4.210%, (4.210% to 4-20-27, then SOFR + 1.610%), 04/20/2028		155,000	145,744
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029		230,000	221,273
5.449%, (5.449% to 7-20-28, then SOFR + 1.630%), 07/20/2029		55,000	53,596
MSCI, Inc.
3.625%, 11/01/2031 (C)		192,000	157,071
3.875%, 02/15/2031 (C)		63,000	53,374
4.000%, 11/15/2029 (C)		90,000	79,047
Nasdaq, Inc.
5.350%, 06/28/2028		70,000	68,721
5.550%, 02/15/2034		100,000	95,445
National Rural Utilities Cooperative Finance Corp. 5.800%, 01/15/2033		100,000	99,853
OneMain Finance Corp. 6.125%, 03/15/2024		37,000	36,883
OTP Bank NYRT
7.350%, (7.350% to 3-4-25, then 3 month EURIBOR + 4.523%), 03/04/2026	EUR	185,000	198,783
7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		$200,000	200,566
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (C)		565,000	511,671
Standard Chartered PLC
6.296%, (6.296% to 7-6-33, then 1 Year CMT + 2.580%), 07/06/2034 (C)		200,000	192,930
7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)		200,000	209,578
Synchrony Financial
2.875%, 10/28/2031		75,000	53,138
7.250%, 02/02/2033		125,000	110,326
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then SOFR + 1.248%), 07/21/2032		325,000	247,516
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032		365,000	285,093
4.223%, (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%), 05/01/2029		235,000	217,382
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028		65,000	61,523
The Huntington National Bank 5.650%, 01/10/2030		250,000	235,585
UBS Group AG
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (C)		250,000	249,785
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (C)		520,000	513,923

138

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	$190,000	$153,580
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	25,000	20,811
3.000%, 10/23/2026	35,000	32,144
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	220,000	177,836
3.908%, (3.908% to 4-25-25, then SOFR + 1.320%), 04/25/2026	115,000	110,809
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028	110,000	104,970
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	110,000	99,550
5.389%, (5.389% to 4-24-33, then SOFR + 2.020%), 04/24/2034	75,000	70,118
5.574%, (5.574% to 7-25-28, then SOFR + 1.740%), 07/25/2029	405,000	395,115
Willis North America, Inc. 3.600%, 05/15/2024	115,000	113,172
		16,379,839
Health care – 1.7%
Alcon Finance Corp. 2.600%, 05/27/2030 (C)	285,000	234,864
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	380,000	364,315
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	341,880
Centene Corp.
2.450%, 07/15/2028	100,000	84,484
3.375%, 02/15/2030	5,000	4,170
4.250%, 12/15/2027	50,000	46,096
4.625%, 12/15/2029	585,000	526,869
CommonSpirit Health 3.347%, 10/01/2029	60,000	52,380
CSL Finance PLC 4.050%, 04/27/2029 (C)	155,000	144,581
CVS Health Corp.
4.125%, 04/01/2040	85,000	66,062
5.125%, 02/21/2030	95,000	91,373
5.250%, 01/30/2031	60,000	57,649
GE HealthCare Technologies, Inc.
5.857%, 03/15/2030	100,000	99,204
5.905%, 11/22/2032	100,000	99,210
Haleon US Capital LLC 3.375%, 03/24/2029	250,000	224,189
Humana, Inc. 3.700%, 03/23/2029	135,000	123,150
Kaiser Foundation Hospitals
2.810%, 06/01/2041	45,000	30,224
3.002%, 06/01/2051	110,000	69,242
Royalty Pharma PLC
2.150%, 09/02/2031 (D)	315,000	235,722
2.200%, 09/02/2030	85,000	65,987
3.300%, 09/02/2040	25,000	16,369
Sutter Health 3.361%, 08/15/2050	20,000	13,072
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	74,738
3.500%, 08/15/2039	70,000	53,900
4.000%, 05/15/2029	140,000	131,022
4.950%, 05/15/2062	30,000	25,860
5.350%, 02/15/2033	55,000	54,405
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
5.875%, 02/15/2053	$20,000	$20,071
6.050%, 02/15/2063	30,000	30,354
		3,381,442
Industrials – 2.3%
Ashtead Capital, Inc.
4.375%, 08/15/2027 (C)	605,000	562,310
5.500%, 08/11/2032 (C)	200,000	184,790
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	420,000	376,278
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	200,612
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	620,000	584,249
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	416,571
Ingersoll Rand, Inc. 5.700%, 08/14/2033	55,000	53,081
International Airport Finance SA 12.000%, 03/15/2033 (C)	317,571	300,422
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	86,729
Otis Worldwide Corp. 2.565%, 02/15/2030	120,000	99,489
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	205,000	197,340
4.000%, 07/15/2025 (C)	170,000	163,279
4.400%, 07/01/2027 (C)	140,000	131,199
6.050%, 08/01/2028 (C)	50,000	49,373
Regal Rexnord Corp.
6.050%, 04/15/2028 (C)	310,000	301,527
6.300%, 02/15/2030 (C)	120,000	115,917
RTX Corp. 5.150%, 02/27/2033	70,000	66,288
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	262,000	247,234
The Boeing Company
5.040%, 05/01/2027	80,000	78,109
5.150%, 05/01/2030	170,000	162,435
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	29,828
5.500%, 05/15/2027	32,000	31,097
Veralto Corp. 5.350%, 09/18/2028 (C)	135,000	133,473
		4,571,630
Information technology – 2.3%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	499,000	447,229
Broadcom, Inc. 4.000%, 04/15/2029 (C)	210,000	189,502
CDW LLC
2.670%, 12/01/2026	60,000	54,114
3.250%, 02/15/2029	490,000	417,818
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	345,114
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	176,077
Gen Digital, Inc.
5.000%, 04/15/2025 (C)	360,000	351,667
6.750%, 09/30/2027 (C)	220,000	215,680
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	46,274
5.250%, 12/01/2027 (C)	454,000	428,256
Intel Corp.
3.100%, 02/15/2060	100,000	57,509

139

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Intel Corp. (continued)
5.700%, 02/10/2053	$45,000	$42,199
5.900%, 02/10/2063	40,000	37,919
Marvell Technology, Inc.
2.450%, 04/15/2028	175,000	151,166
2.950%, 04/15/2031	60,000	48,541
5.950%, 09/15/2033	45,000	44,168
Nokia OYJ 4.375%, 06/12/2027	130,000	120,360
NXP BV
4.300%, 06/18/2029	25,000	22,903
5.550%, 12/01/2028	95,000	92,985
Open Text Corp.
3.875%, 12/01/2029 (C)	355,000	291,817
6.900%, 12/01/2027 (C)	315,000	315,717
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	47,872
Oracle Corp.
2.950%, 04/01/2030	10,000	8,415
3.850%, 04/01/2060	380,000	241,648
4.100%, 03/25/2061	95,000	63,362
6.150%, 11/09/2029	170,000	172,576
Qorvo, Inc. 3.375%, 04/01/2031 (C)	120,000	95,048
		4,525,936
Materials – 1.4%
Anglo American Capital PLC 2.625%, 09/10/2030 (C)	200,000	159,768
ArcelorMittal SA 6.800%, 11/29/2032	150,000	148,972
Ball Corp.
4.000%, 11/15/2023	105,000	104,518
6.000%, 06/15/2029	735,000	713,552
Celanese US Holdings LLC
6.165%, 07/15/2027	190,000	187,353
6.330%, 07/15/2029	135,000	132,329
6.550%, 11/15/2030	115,000	112,542
Corp. Nacional del Cobre de Chile 5.950%, 01/08/2034 (C)	200,000	193,532
FMG Resources Proprietary, Ltd. 4.375%, 04/01/2031 (C)	85,000	69,937
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)	200,000	205,030
Glencore Funding LLC
2.850%, 04/27/2031 (C)	55,000	43,643
5.700%, 05/08/2033 (C)	125,000	118,529
6.375%, 10/06/2030 (C)	220,000	219,408
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	7,730
4.375%, 07/15/2030 (C)	410,000	339,562
		2,756,405
Real estate – 0.9%
American Tower Corp.
2.700%, 04/15/2031	30,000	23,792
3.650%, 03/15/2027	135,000	125,084
3.800%, 08/15/2029	135,000	120,084
5.800%, 11/15/2028	105,000	104,210
Crown Castle, Inc.
2.900%, 03/15/2027	110,000	99,772
3.800%, 02/15/2028	5,000	4,584
4.800%, 09/01/2028	330,000	313,223
5.000%, 01/11/2028	55,000	53,134
Equinix, Inc. 3.200%, 11/18/2029	135,000	115,605
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
GLP Capital LP
4.000%, 01/15/2031	$85,000	$70,764
5.300%, 01/15/2029	130,000	120,513
5.750%, 06/01/2028	130,000	124,644
SBA Tower Trust 2.836%, 01/15/2025 (C)	300,000	287,142
VICI Properties LP 4.950%, 02/15/2030	272,000	248,871
		1,811,422
Utilities – 4.4%
Alabama Power Company
3.450%, 10/01/2049	120,000	79,747
4.150%, 08/15/2044	105,000	80,752
Arizona Public Service Company 5.550%, 08/01/2033	55,000	53,315
Berkshire Hathaway Energy Company 4.600%, 05/01/2053	135,000	105,445
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	90,000	75,179
4.973%, 05/01/2046	5,000	3,755
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	120,000	75,149
Dominion Energy, Inc.
3.375%, 04/01/2030	60,000	51,614
5.375%, 11/15/2032	465,000	443,943
6.300%, 03/15/2033	5,000	5,077
Duke Energy Corp.
2.550%, 06/15/2031	425,000	336,984
4.500%, 08/15/2032	140,000	125,938
5.000%, 08/15/2052	40,000	33,251
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	45,811
3.250%, 10/01/2049	105,000	66,691
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	86,729
4.000%, 04/01/2052	65,000	47,286
Edison International
5.250%, 11/15/2028	115,000	110,646
6.950%, 11/15/2029	240,000	247,514
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440%), 06/15/2076	90,000	86,397
Enel Finance International NV 5.000%, 06/15/2032 (C)	200,000	180,936
Evergy, Inc. 2.900%, 09/15/2029	175,000	149,468
Eversource Energy
5.125%, 05/15/2033	260,000	241,831
5.450%, 03/01/2028	45,000	44,479
Florida Power & Light Company 5.100%, 04/01/2033	55,000	53,207
Georgia Power Company
4.300%, 03/15/2042	75,000	59,997
4.700%, 05/15/2032	65,000	60,223
4.950%, 05/17/2033	40,000	37,494
Greenko Power II, Ltd. 4.300%, 12/13/2028	222,600	190,297
Greensaif Pipelines Bidco Sarl
6.129%, 02/23/2038 (C)	200,000	195,160
6.510%, 02/23/2042 (C)	200,000	196,087
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	170,921
Kentucky Utilities Company 5.450%, 04/15/2033	80,000	78,156

140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	$130,000	$125,454
Monongahela Power Company 5.850%, 02/15/2034 (C)	75,000	73,615
National Grid PLC 5.602%, 06/12/2028	35,000	34,619
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/2027	125,000	110,685
2.250%, 06/01/2030	145,000	116,082
4.625%, 07/15/2027	300,000	289,157
5.000%, 02/28/2030 to 07/15/2032	175,000	164,480
6.051%, 03/01/2025	25,000	25,038
NiSource, Inc.
3.490%, 05/15/2027	155,000	143,667
3.600%, 05/01/2030	55,000	47,909
5.250%, 03/30/2028	80,000	78,403
5.400%, 06/30/2033	165,000	158,144
NRG Energy, Inc. 2.450%, 12/02/2027 (C)	140,000	118,673
Oglethorpe Power Corp. 4.500%, 04/01/2047	80,000	59,754
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	327,135
3.500%, 08/01/2050	55,000	32,742
4.400%, 03/01/2032	40,000	33,881
4.550%, 07/01/2030	165,000	145,853
4.950%, 07/01/2050	23,000	17,143
5.250%, 03/01/2052	62,000	47,783
5.900%, 06/15/2032	195,000	182,111
6.100%, 01/15/2029	300,000	293,017
6.150%, 01/15/2033	175,000	165,976
6.400%, 06/15/2033	345,000	332,523
6.750%, 01/15/2053	30,000	28,109
Piedmont Natural Gas Company, Inc. 5.400%, 06/15/2033	70,000	66,738
PPL Capital Funding, Inc. 4.125%, 04/15/2030	40,000	35,922
Puget Energy, Inc.
2.379%, 06/15/2028	130,000	111,205
3.650%, 05/15/2025	180,000	172,541
4.100%, 06/15/2030	60,000	52,280
Sempra
3.400%, 02/01/2028	45,000	40,958
5.400%, 08/01/2026	125,000	123,674
Southern California Edison Company
2.850%, 08/01/2029	135,000	116,437
5.300%, 03/01/2028	65,000	64,155
5.850%, 11/01/2027	20,000	20,107
Southern California Gas Company 5.200%, 06/01/2033	110,000	104,062
Southern Company Gas Capital Corp. 5.750%, 09/15/2033	35,000	34,311
Southwestern Electric Power Company 5.300%, 04/01/2033	150,000	141,640
The AES Corp. 3.300%, 07/15/2025 (C)	100,000	94,718
The Brooklyn Union Gas Company 6.388%, 09/15/2033 (C)	170,000	166,754
The Southern Company
5.200%, 06/15/2033	250,000	236,303
5.700%, 03/15/2034	60,000	58,761
Virginia Electric & Power Company 5.000%, 04/01/2033	130,000	121,871
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Xcel Energy, Inc. 4.600%, 06/01/2032	$85,000	$77,133
		8,811,002
TOTAL CORPORATE BONDS (Cost $61,372,708)		$56,263,539
MUNICIPAL BONDS – 1.8%
Chicago Board of Education (Illinois), GO 6.038%, 12/01/2029	30,000	28,918
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	138,853
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	185,000	179,420
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	72,746
County of Riverside (California) 3.070%, 02/15/2028	600,000	547,928
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	237,159
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	705,000	605,921
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	89,000	94,577
New York Transportation Development Corp. 4.248%, 09/01/2035	565,000	533,520
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	696,926
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	473,443
TOTAL MUNICIPAL BONDS (Cost $4,070,007)		$3,609,411
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.6%
Commercial and residential – 10.0%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 5.976%, 08/25/2035 (E)	102,582	80,119
Series 2005-56, Class 5A1 (1 month CME Term SOFR + 0.754%), 6.074%, 11/25/2035 (E)	49,179	38,569
Series 2005-72, Class A1 (1 month CME Term SOFR + 0.654%), 5.974%, 01/25/2036 (E)	13,507	11,827
Series 2005-7CB, Class 2A8 (1 month CME Term SOFR + 0.564%), 5.500%, 03/01/2038 (E)	89,660	66,485
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	63,782	24,962
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 5.566%, 10/25/2046 (E)	31,181	20,993
Series 2007-2, Class A1 (1 month CME Term SOFR + 0.239%), 5.559%, 03/25/2047 (E)	11,596	10,006

141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	$112,666	$100,940
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	134,260	108,424
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	127,581	100,446
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	320,232	259,728
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	471,361	362,312
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	228,806	188,021
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	162,052	148,413
BANK
Series 2017-BNK8, Class XA IO, 0.848%, 11/15/2050	3,680,929	85,988
Series 2019-BN18, Class XA IO, 1.033%, 05/15/2062	1,400,429	53,781
Series 2019-BN20, Class XA IO, 0.935%, 09/15/2062	2,208,801	82,176
Series 2019-BN22, Class XA IO, 0.708%, 11/15/2062	2,421,161	69,501
Series 2019-BN23, Class XA IO, 0.806%, 12/15/2052	1,908,793	63,315
Series 2019-BN24, Class XA IO, 0.754%, 11/15/2062	1,174,060	37,084
Series 2020-BN28, Class XA IO, 1.876%, 03/15/2063	2,536,356	228,216
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	219,020
Series 2023-BNK45, Class XA IO, 1.204%, 02/15/2056	997,624	63,704
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.623%, 02/15/2050	2,859,081	110,240
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	93,426
Series 2022-C16, Class A5, 4.600%, 06/15/2055 (F)	120,000	109,355
Series 2022-C18, Class A4, 5.439%, 12/15/2055 (F)	150,000	146,085
Series 2022-C18, Class A5, 5.710%, 12/15/2055 (F)	50,000	49,270
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month CME Term SOFR + 0.454%) 5.774%, 01/25/2037 (E)	75,077	68,784
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month CME Term SOFR + 0.614%) 5.934%, 01/25/2036 (E)	68,591	60,878
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month CME Term SOFR + 0.294%) 5.614%, 10/25/2036 (E)	6,480	5,342
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.679%, 01/15/2051	957,904	17,369
Series 2018-B4, Class XA IO, 0.607%, 07/15/2051	2,125,510	32,988
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2018-B8, Class XA IO, 0.781%, 01/15/2052	$4,436,679	$106,208
Series 2019-B10, Class XA IO, 1.356%, 03/15/2062	3,015,104	140,845
Series 2019-B12, Class XA IO, 1.161%, 08/15/2052	1,050,554	37,383
Series 2020-B18, Class XA IO, 1.912%, 07/15/2053	695,765	47,393
Series 2020-B22, Class XA IO, 1.627%, 01/15/2054	1,159,195	93,622
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	153,808	129,106
BPR Trust Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%) 8.564%, 08/15/2024 (C)(E)	275,000	272,987
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	85,794	74,501
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	71,504	65,369
BX Trust Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%) 7.783%, 08/15/2039 (C)(E)	249,933	249,864
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month CME Term SOFR + 2.597%) 7.930%, 12/15/2037 (C)(E)	355,000	344,056
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	90,666	65,067
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month CME Term SOFR + 0.794%), 6.114%, 03/25/2035 (E)	22,463	20,206
Series 2007-HY4, Class 1A1, 4.163%, 09/25/2047 (F)	53,319	46,293
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.043%, 07/10/2047	1,623,012	7,480
Series 2015-GC29, Class XA IO, 1.151%, 04/10/2048	1,548,487	18,111
Series 2016-C3, Class C, 4.199%, 11/15/2049 (F)	288,000	219,746
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	645,656	489,586
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	472,573
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	383,981
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	237,245
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	545,336

142

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) (continued)
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	$100,000	$84,650
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(F)	100,000	75,015
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	148,891	130,382
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	271,404	224,598
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	235,593	191,053
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(F)	139,294	129,684
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	582,620	477,959
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,408
Series 2015-C2, Class XA IO, 0.850%, 06/15/2057	4,528,154	33,987
Series 2016-C6, Class XA IO, 2.022%, 01/15/2049	1,026,755	35,907
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.824%, 09/15/2053	526,660	31,406
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	88,644	75,634
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month CME Term SOFR + 0.414%) 5.734%, 03/25/2037 (E)	36,059	31,682
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	89,956	70,046
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	266,558	216,395
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	186,298	147,601
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	240,281	191,644
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	174,072	147,312
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.279%, 04/19/2036 (F)	94,180	71,851
GS Mortgage Securities Trust Series 2014-GC20, Class A5 3.998%, 04/10/2047	395,000	391,180
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.922%, 01/25/2036 (F)	2,817	2,563
Series 2007-1F, Class 4A1 (1 month CME Term SOFR + 0.414%), 5.734%, 01/25/2037 (E)	74,876	19,512
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month CME Term SOFR + 0.774%), 6.102%, 09/19/2035 (E)	$19,715	$13,043
Series 2006-12, Class 2A13 (1 month CME Term SOFR + 0.594%), 5.922%, 12/19/2036 (E)	116,304	107,466
Series 2006-12, Class 2A2A (1 month CME Term SOFR + 0.494%), 5.822%, 01/19/2038 (E)	41,958	36,336
Series 2007-7, Class 2A1B (1 month CME Term SOFR + 2.114%), 6.434%, 10/25/2037 (E)	44,422	35,509
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	187,448	142,944
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	568,623	504,129
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.732%, 12/25/2036 (F)	30,792	26,121
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	299,582	296,432
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	145,562
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.932%, 05/25/2036 (F)	6,164	4,969
Legacy Mortgage Asset Trust
Series 2019-GS7, Class A1 (6.250% to 10-25-23, then 7.250% thereafter), 6.250%, 11/25/2059 (C)	353,545	350,253
Series 2021-GS2, Class A1 (1.750% to 4-25-24, then 4.750% to 4-25-25, then 5.750% thereafter), 1.750%, 04/25/2061 (C)	138,779	128,184
Series 2021-GS3, Class A1 (1.750% to 5-25-24, then 4.750% to 5-25-25, then 5.750% thereafter), 1.750%, 07/25/2061 (C)	182,433	169,900
Series 2021-GS4, Class A1 (1.650% to 8-25-24, then 4.650% to 8-25-25, then 5.650% thereafter), 1.650%, 11/25/2060 (C)	93,324	84,478
Lehman XS Trust Series 2006-16N, Class A4A (1 month CME Term SOFR + 0.494%) 5.814%, 11/25/2046 (E)	101,091	85,351
LSTAR Securities Investment Trust Series 2021-1, Class A (1 month CME Term SOFR + 2.914%) 8.229%, 02/01/2026 (C)(E)	231,150	228,655
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month CME Term SOFR + 0.494%) 5.814%, 05/25/2046 (E)	91,011	74,056

143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 5.387%, 11/21/2034 (F)	$11,206	$10,420
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	24,862	21,929
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	101,539	88,296
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	139,282	113,279
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.099%, 12/15/2047	915,233	5,613
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	463,600
Series 2017-H1, Class XA IO, 1.478%, 06/15/2050	669,202	20,108
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	147,211	135,834
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	169,702	154,525
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	148,350	134,997
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 6.934%, 06/25/2057 (C)(E)	136,280	135,392
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	109,756	101,924
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 6.184%, 01/25/2048 (C)(E)	180,485	175,020
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	157,389	143,151
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	41,005	37,783
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	84,352	74,326
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	398,427	316,819
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	259,397	210,163
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	240,117	178,818
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	471,387	390,066
PRPM LLC
Series 2020-6, Class A1 (2.363% to 11-25-23, then 5.363% to 11-25-24, then 6.363% thereafter), 2.363%, 11/25/2025 (C)	64,421	62,558
Series 2021-3, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	157,565	147,816
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC (continued)
Series 2021-4, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	$245,954	$226,055
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)	432,070	402,656
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month CME Term SOFR + 0.614%) 5.934%, 08/25/2037 (E)	34,042	30,617
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	113,838	99,623
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	599,334
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	343,410	260,481
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	192,959	166,716
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	68,616	60,282
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	366,541	289,718
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 (2.240% to 1-25-24, then 3.240% thereafter) 2.240%, 06/25/2024 (C)	251,768	244,807
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	591,407	466,400
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	110,141	91,787
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	253,754	208,864
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	120,409	102,126
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	358,333	308,179
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	84,458	76,000
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.782%, 06/25/2037 (F)	11,171	9,541
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month CME Term SOFR + 0.714%) 6.000%, 07/25/2036 (E)	17,617	11,571
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	303,175

144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-NXS1, Class D, 4.278%, 05/15/2048 (F)	$40,000	$33,199
Series 2015-NXS1, Class XA IO, 1.197%, 05/15/2048	1,377,734	13,839
Series 2015-NXS3, Class XA IO, 1.023%, 09/15/2057	2,495,836	34,530
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	301,582
		19,876,101
U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 8.215%, 04/25/2042 (C)(E)	168,000	171,607
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 8.665%, 05/25/2042 (C)(E)	235,000	243,568
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 9.815%, 06/25/2042 (C)(E)	285,000	305,875
Series 2022-DNA6, Class M1B (1 month SOFR + 3.700%), 9.015%, 09/25/2042 (C)(E)	200,000	209,562
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 8.815%, 03/25/2042 (C)(E)	55,000	56,834
Series 2022-HQA2, Class M1B (1 month SOFR + 4.000%), 9.315%, 07/25/2042 (C)(E)	180,000	187,088
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.865%, 08/25/2042 (C)(E)	70,000	72,345
Series 2023-DNA2, Class M1B (1 month SOFR + 3.250%), 8.565%, 04/25/2043 (C)(E)	150,000	154,710
Series 2023-HQA1, Class M1B (1 month SOFR + 3.500%), 8.815%, 05/25/2043 (C)(E)	445,000	456,675
Series 2023-HQA2, Class M1B (1 month SOFR + 3.350%), 8.665%, 06/25/2043 (C)(E)	510,000	521,840
Series 3883, Class PB, 3.000%, 05/15/2041	53,077	48,686
Series 5055, Class DG, 1.500%, 12/25/2050	415,457	328,126
Series 5170, Class DP, 2.000%, 07/25/2050	418,191	342,607
Series K064, Class X1 IO, 0.734%, 03/25/2027	2,115,185	36,484
Series K068, Class A2, 3.244%, 08/25/2027	545,000	509,747
Series K104, Class X1 IO, 1.245%, 01/25/2030	1,299,279	70,621
Series K111, Class X1 IO, 1.680%, 05/25/2030	548,581	43,785
Series K114, Class X1 IO, 1.210%, 06/25/2030	1,595,671	93,315
Series K121, Class X1 IO, 1.118%, 10/25/2030	844,796	45,406
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K122, Class X1 IO, 0.970%, 11/25/2030	$476,743	$22,474
Series K124, Class X1 IO, 0.810%, 12/25/2030	1,904,416	76,593
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/2042	439,356	388,883
Series 2012-18, Class GA, 2.000%, 12/25/2041	56,070	49,240
Series 2012-21, Class PQ, 2.000%, 09/25/2041	32,537	28,954
Series 2012-52, Class PA, 3.500%, 05/25/2042	50,134	46,520
Series 2015-48, Class QB, 3.000%, 02/25/2043	65,768	61,649
Series 2016-11, Class GA, 2.500%, 03/25/2046	80,475	71,651
Series 2016-38, Class NA, 3.000%, 01/25/2046	41,939	36,819
Series 2016-C07, Class 2M2 (1 month SOFR + 4.464%), 9.779%, 05/25/2029 (E)	158,103	166,443
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	217,553
Series 2017-26, Class CG, 3.500%, 07/25/2044	47,168	45,569
Series 2017-34, Class JK, 3.000%, 05/25/2047	31,219	29,112
Series 2017-35, Class AH, 3.500%, 04/25/2053	57,235	55,165
Series 2017-49, Class JA, 4.000%, 07/25/2053	57,636	55,670
Series 2017-84, Class KA, 3.500%, 04/25/2053	65,983	62,666
Series 2017-C01, Class 1M2 (1 month SOFR + 3.664%), 8.979%, 07/25/2029 (E)	91,041	94,222
Series 2018-23, Class LA, 3.500%, 04/25/2048	115,338	105,097
Series 2018-70, Class HA, 3.500%, 10/25/2056	81,646	76,619
Series 2019-12, Class HA, 3.500%, 11/25/2057	134,665	122,909
Series 2019-14, Class CA, 3.500%, 04/25/2049	145,002	133,166
Series 2019-45, Class PT, 3.000%, 08/25/2049	124,577	107,995
Series 2019-7, Class JA, 3.500%, 03/25/2049	117,434	107,178
Series 2019-HRP1, Class M2 (1 month SOFR + 2.264%), 7.579%, 11/25/2039 (C)(E)	56,380	56,380
Series 2019-R03, Class 1M2 (1 month SOFR + 2.264%), 7.579%, 09/25/2031 (C)(E)	503	503
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	591,931
Series 2022-R08, Class 1M1 (1 month SOFR + 2.550%), 7.865%, 07/25/2042 (C)(E)	74,707	76,078

145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R05, Class 1M2 (1 month SOFR + 3.100%), 8.415%, 06/25/2043 (C)(E)	$144,000	$147,534
Series 2023-R06, Class 1M2 (1 month SOFR + 2.700%), 8.015%, 07/25/2043 (C)(E)	150,000	150,796
Series 415, Class A3, 3.000%, 11/25/2042	101,694	89,756
Government National Mortgage Association
Series 2006-38, Class XS IO, 1.805%, 09/16/2035	13,945	206
Series 2013-37, Class LG, 2.000%, 01/20/2042	56,044	52,371
		7,226,583
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,771,228)		$27,102,684
ASSET BACKED SECURITIES – 13.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	112,732	98,077
ABFC Trust Series 2006-HE1, Class A2D (1 month CME Term SOFR + 0.334%) 5.654%, 01/25/2037 (E)	91,229	51,375
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	383	383
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	11,401	11,318
Series 2023-A, Class 1A 6.610%, 01/18/2028 (C)	185,000	184,079
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	360,000	346,302
American Credit Acceptance Receivables Trust
Series 2022-3, Class B 4.550%, 10/13/2026 (C)	25,000	24,845
Series 2023-3, Class B 6.090%, 11/12/2027 (C)	155,000	154,746
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	290,113
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.300%, 06/21/2028 (C)	98,509	97,572
ARI Fleet Lease Trust Series 2023-A, Class A2 5.410%, 02/17/2032 (C)	380,000	376,687
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	139,390	137,614
Avis Budget Rental Car Funding Aesop LLC Series 2023-7A, Class A 5.900%, 08/21/2028 (C)	175,000	175,253
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month CME Term SOFR + 1.442%) 6.793%, 07/25/2034 (C)(E)	$650,000	$644,246
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 7.220%, 04/25/2036 (C)(E)	270,000	270,206
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month CME Term SOFR + 1.362%) 6.688%, 04/20/2034 (C)(E)	415,000	410,775
Carvana Auto Receivables Trust Series 2022-P2, Class A3 4.130%, 04/12/2027	465,000	455,260
CCG Receivables Trust Series 2023-1, Class A2 5.820%, 09/16/2030 (C)	160,000	159,762
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	104,128	94,585
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	127,083	106,494
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,644	97,872
Chesapeake Funding II LLC Series 2023-1A, Class A1 5.650%, 05/15/2035 (C)	290,545	288,584
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month CME Term SOFR + 1.212%) 6.538%, 04/20/2030 (C)(E)	871,821	869,273
CNH Equipment Trust Series 2023-A, Class A4 4.770%, 10/15/2030	85,000	82,779
CPS Auto Receivables Trust Series 2023-B, Class A 5.910%, 08/16/2027 (C)	400,686	399,994
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (C)	135,000	134,759
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	352,425	334,364
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,875	146,117
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	263,925	222,499
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	109,620	108,766
DT Auto Owner Trust
Series 2023-1A, Class B 5.190%, 10/16/2028 (C)	120,000	118,223
Series 2023-2A, Class B 5.410%, 02/15/2029 (C)	135,000	133,011
Elmwood CLO, Ltd.
Series 2022-6A, Class BR (3 month CME Term SOFR + 2.400%) 7.765%, 10/17/2036 (C)(E)	365,000	365,092
Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 7.307%, 04/16/2036 (C)(E)	250,000	247,102
Enterprise Fleet Financing LLC Series 2023-1, Class A3 5.420%, 10/22/2029 (C)	185,000	182,249

146

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	$217,160	$213,839
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	87,801	86,219
Series 2022-1A, Class B 2.180%, 06/15/2026	121,068	120,237
Series 2022-4A, Class B 4.570%, 01/15/2027	175,000	173,236
Series 2022-6A, Class B 6.030%, 08/16/2027	75,000	74,538
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month CME Term SOFR + 0.424%) 5.744%, 09/25/2036 (E)	176,551	160,121
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/17/2039 (C)	139,213	130,382
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	571,766	535,633
Flagship Credit Auto Trust
Series 2022-3, Class B 4.690%, 07/17/2028 (C)	239,000	231,621
Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	64,441
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month CME Term SOFR + 1.132%) 6.477%, 04/24/2029 (C)(E)	577,133	575,779
GLS Auto Receivables Issuer Trust Series 2022-3A, Class B 4.920%, 01/15/2027 (C)	45,000	44,296
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 8.197%, 07/25/2036 (C)(E)	250,000	251,607
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (F)	135,702	34,469
Series 2006-15, Class AF6 6.376%, 09/25/2036	341,709	84,989
Series 2006-20, Class 2A1A (1 month CME Term SOFR + 0.214%) 5.534%, 12/25/2046 (E)	181,243	86,170
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	149,980	138,844
GSAMP Trust Series 2007-FM2, Class A2B (1 month CME Term SOFR + 0.204%) 5.524%, 01/25/2037 (E)	179,326	101,809
Hertz Vehicle Financing III LLC Series 2023-3A, Class A 5.940%, 02/25/2028 (C)	475,000	473,810
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 7.156%, 04/21/2036 (C)(E)	250,000	247,878
Kubota Credit Owner Trust Series 2023-1A, Class A3 5.020%, 06/15/2027 (C)	185,000	182,086
LCM XX LP Series 20A, Class AR (3 month CME Term SOFR + 1.302%) 6.628%, 10/20/2027 (C)(E)	3,299	3,298
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Madison Park Funding XLI, Ltd. Series 12A, Class AR (3 month CME Term SOFR + 1.092%) 6.437%, 04/22/2027 (C)(E)	$413,687	$413,100
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	25,272	25,062
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 7.077%, 02/19/2037 (C)(E)	335,000	327,624
MFA LLC Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter) 2.363%, 03/25/2060 (C)	244,504	234,595
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	157,943	132,191
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	225,322	187,827
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	287,323	281,430
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	310,000	267,312
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	39,716	37,047
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 7.419%, 04/20/2036 (C)(E)	270,000	266,086
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 07/25/2051 (C)	193,869	179,299
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	146,753	139,408
Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	442,533	411,274
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	392,042	341,596
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	134,084	121,417
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	103,668	97,962
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	624,093	589,105
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	163,848	155,165
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month CME Term SOFR + 1.422%) 6.748%, 04/20/2034 (C)(E)	595,000	591,413
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	530,000	477,640

147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
RR 23, Ltd. Series 2022-23A, Class A2R (3 month CME Term SOFR + 2.650%) 7.999%, 10/15/2035 (C)(E)	$520,000	$519,970
RR 26, Ltd. Series 2023-26A, Class A2 (3 month CME Term SOFR + 2.250%) 6.982%, 04/15/2038 (C)(E)	250,000	250,476
Santander Drive Auto Receivables Trust
Series 2022-4, Class B 4.420%, 11/15/2027	350,000	341,971
Series 2022-5, Class B 4.430%, 03/15/2027	110,000	107,874
Series 2022-6, Class B 4.720%, 06/15/2027	80,000	78,467
Series 2022-7, Class B 5.950%, 01/17/2028	305,000	303,335
Series 2023-1, Class B 4.980%, 02/15/2028	140,000	137,564
Series 2023-3, Class B 5.610%, 07/17/2028	235,000	232,826
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month CME Term SOFR + 0.294%) 5.614%, 07/25/2036 (E)	119,288	40,299
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	113,001
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 6.683%, 04/25/2034 (C)(E)	655,000	643,674
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month CME Term SOFR + 0.294%) 5.614%, 07/25/2037 (E)	22,772	19,162
Stack Infrastructure Issuer LLC Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	335,000	321,662
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	139,460
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	717,474
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 7.122%, 04/20/2036 (C)(E)	300,000	300,092
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	280,000	274,584
THL Credit Wind River CLO, Ltd. Series 2020-1A, Class A (3 month CME Term SOFR + 1.692%) 7.018%, 10/20/2033 (C)(E)	520,000	519,971
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.480%, 08/17/2026 (C)	89,770	89,573
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	373,915	355,128
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VCAT LLC
Series 2021-NPL2, Class A1 (2.115% to 3-25-24, then 5.115% to 3-25-25, then 6.115% thereafter) 2.115%, 03/27/2051 (C)	$60,659	$57,730
Series 2021-NPL3, Class A1 (1.743% to 5-25-24, then 4.473% to 5-25-25, then 5.743% thereafter) 1.743%, 05/25/2051 (C)	196,394	182,438
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 6.700%, 04/15/2034 (C)(E)	655,000	642,578
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month CME Term SOFR + 1.502%) 6.810%, 04/15/2034 (C)(E)	260,000	257,481
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1 (1.992% to 8-25-24, then 4.992% to 8-25-25, then 5.992% thereafter) 1.992%, 08/25/2051 (C)	238,652	221,343
Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 08/25/2051 (C)	380,904	352,202
Series 2021-NPL3, Class A1 (2.240% to 1-25-24, then 5.239% to 1-25-25, then 6.239% thereafter) 2.240%, 02/27/2051 (C)	214,706	202,306
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month CME Term SOFR + 1.162%) 6.472%, 01/18/2029 (C)(E)	289,080	288,437
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month CME Term SOFR + 1.432%) 6.758%, 07/20/2032 (C)(E)	520,000	515,678
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	221,488	198,305
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	571,838	469,511
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	208,704
Series 2022-2A, Class B 4.310%, 09/15/2027 (C)	270,000	264,799
Series 2023-1A, Class B 5.410%, 01/18/2028 (C)	75,000	74,052
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	98,500	85,221
World Omni Auto Receivables Trust Series 2023-A, Class B 5.030%, 05/15/2029	125,000	121,832
TOTAL ASSET BACKED SECURITIES (Cost $27,833,772)		$26,761,411
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 0.0%
John Hancock Collateral Trust, 5.2943% (G)(H)	383	3,826

148

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-29-23 at 5.300% to be repurchased at $7,403,268 on 10-2-23, collateralized by $200 U.S. Treasury Bonds, 2.750% due 11-15-42 (valued at $148) and $7,864,500 U.S. Treasury Notes, 2.875% - 4.375% due 8-15-26 to 8-15-33 (valued at $7,547,897)	$7,400,000	$7,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,403,827)		$7,403,826
Total Investments (Investment Quality Bond Trust) (Cost $284,160,672) – 125.8%		$250,724,750
Other assets and liabilities, net – (25.8%)		(51,419,365)
TOTAL NET ASSETS – 100.0%		$199,305,385
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
Investment Quality Bond Trust (continued)
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $61,896,562 or 31.1% of the fund's net assets as of 9-30-23.
(D)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $3,746.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	79	Long	Dec 2023	$16,049,711	$16,014,164	$(35,547)
5-Year Canada Government Bond Futures	57	Long	Dec 2023	4,584,768	4,531,463	(53,305)
5-Year U.S. Treasury Note Futures	61	Long	Dec 2023	6,473,226	6,426,922	(46,304)
U.K. Long Gilt Bond Futures	5	Long	Dec 2023	577,505	574,423	(3,082)
10-Year Canada Government Bond Futures	10	Short	Dec 2023	(870,297)	(847,635)	22,662
10-Year U.S. Treasury Note Futures	48	Short	Dec 2023	(5,283,275)	(5,187,000)	96,275
Euro-BTP Italian Government Bond Futures	15	Short	Dec 2023	(1,805,044)	(1,740,181)	64,863
Euro-Buxl Futures	12	Short	Dec 2023	(1,657,898)	(1,552,381)	105,517
German Euro BUND Futures	9	Short	Dec 2023	(1,249,654)	(1,224,042)	25,612
Ultra 10-Year U.S. Treasury Note Futures	29	Short	Dec 2023	(3,250,687)	(3,235,313)	15,374
Ultra U.S. Treasury Bond Futures	90	Short	Dec 2023	(11,340,915)	(10,681,875)	659,040
						$851,105

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,038,759	BRL	5,210,000	JPM	12/20/2023	$12,221	—
USD	3,632,290	EUR	3,377,000	DB	12/20/2023	48,866	—
USD	115,106	EUR	107,000	JPM	12/20/2023	1,565	—
149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	116,195	EUR	108,000	MSI	12/20/2023	$1,593	—
						$64,245	—

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(11,137)	$808,243	$797,106
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,769)	584,329	576,560
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,398	73,545	77,943
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	660	208,639	209,299
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(4,021)	54,234	50,213
								$(17,869)	$1,728,990	$1,711,121
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Federative Republic of Brazil	937,000	USD	$937,000	1.000%	Quarterly	Jun 2027	$38,486	$(29,035)	$9,451
Centrally cleared	Federative Republic of Brazil	930,000	USD	930,000	1.000%	Quarterly	Jun 2028	44,669	(18,358)	26,311
Centrally cleared	CDX.EM.40	3,340,000	USD	3,340,000	1.000%	Quarterly	Dec 2028	166,809	15,880	182,689
				$5,207,000				$249,964	$(31,513)	$218,451
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.41	4.803%	1,055,000	USD	$1,055,000	5.000%	Quarterly	Dec 2028	$9,111	$725	$9,836
					$1,055,000				$9,111	$725	$9,836
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.8%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,789,671	$445,512,225
150

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 50.2%
Select Bond, Series NAV, JHVIT (MIM US) (B)	39,513,547	$449,269,028
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,005,657,720)		$894,781,253
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,005,657,720) - 100.0%		$894,781,253
Other assets and liabilities, net - (0.0%)		(20,664)
TOTAL NET ASSETS - 100.0%		$894,760,589
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.8%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,876,150	$31,200,367
Fixed income - 80.2%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,125,962	126,502,194
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $187,430,009)		$157,702,561
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (C)(D)	7,058	70,551
TOTAL SHORT-TERM INVESTMENTS (Cost $70,556)		$70,551
Total Investments (Lifestyle Conservative Portfolio) (Cost $187,500,565) - 100.0%		$157,773,112
Other assets and liabilities, net - (0.0%)		(28,335)
TOTAL NET ASSETS - 100.0%		$157,744,777
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	203,650,249	$3,386,703,639
Fixed income - 29.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	124,806,034	1,419,044,610
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,243,913,106)		$4,805,748,249
Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (C)(D)	201	$2,010
TOTAL SHORT-TERM INVESTMENTS (Cost $2,010)		$2,010
Total Investments (Lifestyle Growth Portfolio) (Cost $5,243,915,116) - 100.0%		$4,805,750,259
Other assets and liabilities, net - 0.0%		32,170
TOTAL NET ASSETS - 100.0%		$4,805,782,429
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.8%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,424,120	$106,833,113
Fixed income - 60.2%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,202,523	161,482,684
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $309,929,939)		$268,315,797
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (C)(D)	5,353	53,507
TOTAL SHORT-TERM INVESTMENTS (Cost $53,515)		$53,507
Total Investments (Lifestyle Moderate Portfolio) (Cost $309,983,454) - 100.0%		$268,369,304
Other assets and liabilities, net - (0.0%)		(27,416)
TOTAL NET ASSETS - 100.0%		$268,341,888
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 47.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,584,212	$132,848,395
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	12,411,594	105,746,778
Equity Income, Series NAV, JHVIT (T. Rowe Price)	13,847,615	189,712,327
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,248,122	199,921,918

151

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Cap Growth, Series NAV, JHVIT (Wellington)	4,496,163	$35,879,377
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,085,335	52,531,506
Multifactor Developed International ETF, JHETF (DFA)	2,800,149	83,752,457
Multifactor Emerging Markets ETF, JHETF (DFA)	2,424,435	57,569,906
Multifactor Mid Cap ETF, JHETF (DFA)	1,392,088	65,873,604
Multifactor Small Cap ETF, JHETF (DFA)	1,592,782	51,239,797
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,464,563	19,302,939
Small Cap Value, Series NAV, JHVIT (Wellington)	3,377,834	45,431,867
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	53,201,233	884,736,512
		1,924,547,383
Fixed income - 49.4%
Bond, Class NAV, JHSB (MIM US) (B)	39,844,225	511,998,289
Core Bond, Series NAV, JHVIT (Allspring Investments)	16,333,598	178,036,222
Select Bond, Series NAV, JHVIT (MIM US) (B)	114,922,423	1,306,667,945
		1,996,702,456
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,359,182,852)		$3,921,249,839
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity 500 Index Fund	525,702	$78,518,885
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $71,840,939)		$78,518,885
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 5.2943% (D)(E)	2,675,717	26,745,669
TOTAL SHORT-TERM INVESTMENTS (Cost $26,745,874)		$26,745,669
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,457,769,665) - 99.6%		$4,026,514,393
Other assets and liabilities, net - 0.4%		15,097,567
TOTAL NET ASSETS - 100.0%		$4,041,611,960
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	151	Long	Dec 2023	$20,335,018	$20,031,094	$(303,924)
Euro STOXX 50 Index Futures	456	Long	Dec 2023	20,589,544	20,267,738	(321,806)
FTSE 100 Index Futures	69	Long	Dec 2023	6,376,606	6,457,977	81,371
Japanese Yen Currency Futures	106	Long	Dec 2023	9,200,376	8,980,188	(220,188)
MSCI Emerging Markets Index Futures	496	Long	Dec 2023	24,421,574	23,696,400	(725,174)
Nikkei 225 Index Futures	41	Long	Dec 2023	8,906,059	8,730,059	(176,000)
Pound Sterling Currency Futures	84	Long	Dec 2023	6,554,130	6,410,250	(143,880)
Russell 2000 E-Mini Index Futures	135	Long	Dec 2023	12,559,035	12,140,550	(418,485)
S&P 500 E-Mini Index Futures	603	Long	Dec 2023	135,464,593	130,413,824	(5,050,769)
S&P Mid 400 E-Mini Index Futures	85	Long	Dec 2023	22,015,823	21,423,400	(592,423)
						$(7,871,278)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.1%
Equity - 18.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	383,965	$9,134,527
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	630,787	5,374,309
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,093,177	14,976,532
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	202,210	12,446,048
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	96,184	$2,283,956
Multifactor Mid Cap ETF, JHETF (DFA)	173,550	8,212,386
Multifactor Small Cap ETF, JHETF (DFA)	201,878	6,494,415
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,206,870	53,330,246
		112,252,419

152

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 79.2%
Bond, Class NAV, JHSB (MIM US) (B)	9,399,777	$120,787,135
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,842,557	41,883,869
Select Bond, Series NAV, JHVIT (MIM US) (B)	27,069,867	307,784,382
		470,455,386
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $673,478,646)		$582,707,805
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	32,478	4,850,922
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,461,774)		$4,850,922
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.2943% (C)(D)	514,540	5,143,187
TOTAL SHORT-TERM INVESTMENTS (Cost $5,143,137)		$5,143,187
Total Investments (Managed Volatility Conservative Portfolio) (Cost $683,083,557) - 99.8%		$592,701,914
Other assets and liabilities, net - 0.2%		1,373,692
TOTAL NET ASSETS - 100.0%		$594,075,606
Managed Volatility Conservative Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	7	Long	Dec 2023	$942,534	$928,594	$(13,940)
Euro STOXX 50 Index Futures	23	Long	Dec 2023	1,038,409	1,022,276	(16,133)
FTSE 100 Index Futures	3	Long	Dec 2023	277,917	280,782	2,865
Japanese Yen Currency Futures	4	Long	Dec 2023	348,133	338,875	(9,258)
MSCI Emerging Markets Index Futures	23	Long	Dec 2023	1,129,772	1,098,825	(30,947)
Nikkei 225 Index Futures	1	Long	Dec 2023	217,294	212,928	(4,366)
Pound Sterling Currency Futures	3	Long	Dec 2023	234,926	228,938	(5,988)
Russell 2000 E-Mini Index Futures	7	Long	Dec 2023	651,355	629,510	(21,845)
S&P 500 E-Mini Index Futures	38	Long	Dec 2023	8,527,033	8,218,449	(308,584)
S&P Mid 400 E-Mini Index Futures	5	Long	Dec 2023	1,294,734	1,260,200	(34,534)
						$(442,730)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 67.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,917,339	$212,143,495
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	25,422,262	216,597,676
Equity Income, Series NAV, JHVIT (T. Rowe Price)	21,747,981	297,947,340
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,673,613	349,210,910
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Cap Growth, Series NAV, JHVIT (Wellington)	10,573,050	$84,372,941
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,806,636	111,632,548
Multifactor Developed International ETF, JHETF (DFA)	6,562,331	196,279,320
Multifactor Emerging Markets ETF, JHETF (DFA)	4,898,769	116,324,699
Multifactor Mid Cap ETF, JHETF (DFA)	2,518,720	119,185,830

153

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Small Cap ETF, JHETF (DFA)	3,457,885	$111,240,160
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	2,690,263	35,457,665
Small Cap Value, Series NAV, JHVIT (Wellington)	5,362,453	72,124,999
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	97,561,275	1,622,443,996
		3,544,961,579
Fixed income - 28.8%
Bond, Class NAV, JHSB (MIM US) (B)	29,996,004	385,448,651
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,322,454	134,314,751
Select Bond, Series NAV, JHVIT (MIM US) (B)	86,994,867	989,131,633
		1,508,895,035
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,448,096,859)		$5,053,856,614
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity 500 Index Fund	644,224	96,221,302
Fidelity International Index Fund	824,186	36,264,195
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $121,408,937)		$132,485,497
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 5.2943% (D)(E)	3,800,417	$37,987,831
TOTAL SHORT-TERM INVESTMENTS (Cost $37,987,978)		$37,987,831
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,607,493,774) - 99.6%		$5,224,329,942
Other assets and liabilities, net - 0.4%		20,181,683
TOTAL NET ASSETS - 100.0%		$5,244,511,625
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	271	Long	Dec 2023	$36,271,655	$35,949,844	$(321,811)
Euro STOXX 50 Index Futures	802	Long	Dec 2023	36,030,074	35,646,329	(383,745)
FTSE 100 Index Futures	125	Long	Dec 2023	11,604,190	11,699,233	95,043
Japanese Yen Currency Futures	193	Long	Dec 2023	16,601,844	16,350,719	(251,125)
MSCI Emerging Markets Index Futures	885	Long	Dec 2023	43,104,330	42,280,875	(823,455)
Nikkei 225 Index Futures	55	Long	Dec 2023	11,897,418	11,711,055	(186,363)
Pound Sterling Currency Futures	155	Long	Dec 2023	11,985,826	11,828,438	(157,388)
Russell 2000 E-Mini Index Futures	218	Long	Dec 2023	20,099,181	19,604,740	(494,441)
S&P 500 E-Mini Index Futures	922	Long	Dec 2023	204,549,899	199,405,550	(5,144,349)
S&P Mid 400 E-Mini Index Futures	139	Long	Dec 2023	35,732,517	35,033,560	(698,957)
						$(8,366,591)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 37.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,319,242	$31,384,777
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,613,295	22,265,274
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,450,720	47,274,869
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	748,487	46,069,350
Mid Cap Growth, Series NAV, JHVIT (Wellington)	1,231,833	9,830,028
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,247,388	$12,885,519
Multifactor Developed International ETF, JHETF (DFA)	334,402	10,001,964
Multifactor Emerging Markets ETF, JHETF (DFA)	413,294	9,813,955
Multifactor Mid Cap ETF, JHETF (DFA)	172,585	8,166,722
Multifactor Small Cap ETF, JHETF (DFA)	209,192	6,729,707
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	339,360	4,472,764

154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Small Cap Value, Series NAV, JHVIT (Wellington)	714,374	$9,608,327
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	11,911,905	198,094,986
		416,598,242
Fixed income - 59.4%
Bond, Class NAV, JHSB (MIM US) (B)	13,108,031	168,438,194
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,377,314	58,612,722
Select Bond, Series NAV, JHVIT (MIM US) (B)	37,844,526	430,292,258
		657,343,174
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,216,372,324)		$1,073,941,416
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	139,589	20,849,087
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $19,074,242)		$20,849,087
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 5.2943% (D)(E)	764,366	$7,640,374
TOTAL SHORT-TERM INVESTMENTS (Cost $7,640,282)		$7,640,374
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,243,086,848) - 99.7%		$1,102,430,877
Other assets and liabilities, net - 0.3%		2,848,277
TOTAL NET ASSETS - 100.0%		$1,105,279,154
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	27	Long	Dec 2023	$3,643,402	$3,581,719	$(61,683)
Euro STOXX 50 Index Futures	78	Long	Dec 2023	3,535,085	3,466,850	(68,235)
FTSE 100 Index Futures	13	Long	Dec 2023	1,202,129	1,216,720	14,591
Japanese Yen Currency Futures	20	Long	Dec 2023	1,737,618	1,694,375	(43,243)
MSCI Emerging Markets Index Futures	93	Long	Dec 2023	4,586,794	4,443,075	(143,719)
Nikkei 225 Index Futures	8	Long	Dec 2023	1,737,469	1,703,426	(34,043)
Pound Sterling Currency Futures	16	Long	Dec 2023	1,251,400	1,221,000	(30,400)
Russell 2000 E-Mini Index Futures	26	Long	Dec 2023	2,423,034	2,338,180	(84,854)
S&P 500 E-Mini Index Futures	134	Long	Dec 2023	30,116,376	28,980,850	(1,135,526)
S&P Mid 400 E-Mini Index Futures	16	Long	Dec 2023	4,154,980	4,032,640	(122,340)
						$(1,709,452)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 89.6%
Communication services – 7.2%
Entertainment – 6.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	122,642	$7,640,597
Liberty Media Corp.-Liberty Live, Series C (A)	5,307	170,355
Live Nation Entertainment, Inc. (A)	104,998	8,719,034
Spotify Technology SA (A)	120,053	18,564,996
		35,094,982
Interactive media and services – 0.8%
ZoomInfo Technologies, Inc. (A)	250,939	4,115,400
		39,210,382
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 14.3%
Automobile components – 2.4%
Mobileye Global, Inc., Class A (A)(B)	311,523	$12,943,781
Automobiles – 1.4%
Rivian Automotive, Inc., Class A (A)	322,533	7,831,101
Broadline retail – 1.1%
Global-e Online, Ltd. (A)	148,828	5,914,425
Diversified consumer services – 1.3%
Duolingo, Inc. (A)	43,171	7,160,774
Hotels, restaurants and leisure – 2.4%
Chipotle Mexican Grill, Inc. (A)	2,870	5,257,352

155

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp.	173,570	$7,956,449
		13,213,801
Household durables – 1.2%
Lennar Corp., A Shares	56,853	6,380,612
Specialty retail – 2.6%
Ross Stores, Inc.	124,366	14,047,140
Textiles, apparel and luxury goods – 1.9%
Deckers Outdoor Corp. (A)	20,834	10,710,551
		78,202,185
Consumer staples – 4.8%
Beverages – 2.9%
Celsius Holdings, Inc. (A)	91,143	15,640,139
Food products – 0.2%
Lamb Weston Holdings, Inc.	12,333	1,140,309
Personal care products – 1.7%
e.l.f. Beauty, Inc. (A)	87,542	9,614,738
		26,395,186
Energy – 5.1%
Oil, gas and consumable fuels – 5.1%
Cheniere Energy, Inc.	49,757	8,257,672
Diamondback Energy, Inc.	42,488	6,580,541
Pioneer Natural Resources Company	25,181	5,780,299
Targa Resources Corp.	87,006	7,458,154
		28,076,666
Financials – 6.3%
Capital markets – 4.4%
Ares Management Corp., Class A	104,469	10,746,726
Tradeweb Markets, Inc., Class A	169,247	13,573,609
		24,320,335
Financial services – 1.9%
Block, Inc. (A)	230,515	10,202,594
		34,522,929
Health care – 22.0%
Biotechnology – 3.1%
Exact Sciences Corp. (A)	182,726	12,465,568
United Therapeutics Corp. (A)	20,919	4,724,975
		17,190,543
Health care equipment and supplies – 10.4%
Align Technology, Inc. (A)	58,638	17,903,354
DexCom, Inc. (A)	166,660	15,549,378
Inspire Medical Systems, Inc. (A)	39,757	7,889,379
Insulet Corp. (A)	49,646	7,918,041
Shockwave Medical, Inc. (A)	39,547	7,873,808
		57,133,960
Health care providers and services – 1.5%
agilon health, Inc. (A)	449,520	7,983,475
Health care technology – 3.8%
Veeva Systems, Inc., Class A (A)	102,764	20,907,333
Life sciences tools and services – 2.3%
Agilent Technologies, Inc.	47,849	5,350,475
Medpace Holdings, Inc. (A)	28,735	6,957,606
		12,308,081
Pharmaceuticals – 0.9%
Jazz Pharmaceuticals PLC (A)	36,425	4,714,852
		120,238,244
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 13.8%
Aerospace and defense – 2.1%
Axon Enterprise, Inc. (A)	58,880	$11,716,531
Building products – 1.1%
Builders FirstSource, Inc. (A)	47,890	5,961,826
Commercial services and supplies – 2.2%
Copart, Inc. (A)	280,951	12,106,179
Construction and engineering – 2.0%
Fluor Corp. (A)	302,763	11,111,402
Machinery – 1.3%
The Toro Company	85,624	7,115,354
Professional services – 5.1%
EXL Service Holdings, Inc. (A)	289,145	8,107,626
KBR, Inc.	103,444	6,096,989
Paycom Software, Inc.	52,160	13,523,523
		27,728,138
		75,739,430
Information technology – 12.6%
Electronic equipment, instruments and components – 3.0%
Flex, Ltd. (A)	602,408	16,252,968
IT services – 3.2%
Gartner, Inc. (A)	15,983	5,491,919
MongoDB, Inc. (A)	10,691	3,697,589
Snowflake, Inc., Class A (A)	56,539	8,637,463
		17,826,971
Semiconductors and semiconductor equipment – 3.1%
First Solar, Inc. (A)	21,241	3,432,333
MKS Instruments, Inc.	61,190	5,295,383
Universal Display Corp.	52,713	8,275,414
		17,003,130
Software – 3.3%
Klaviyo, Inc., Class A (A)	2,700	93,150
Workday, Inc., Class A (A)	83,078	17,849,308
		17,942,458
		69,025,527
Materials – 1.2%
Construction materials – 1.2%
Vulcan Materials Company	33,298	6,726,862
Real estate – 2.3%
Real estate management and development – 2.3%
CoStar Group, Inc. (A)	159,935	12,297,402
TOTAL COMMON STOCKS (Cost $506,452,237)		$490,434,813
PREFERRED SECURITIES – 0.7%
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	2,128,881
Lookout, Inc., Series F (A)(C)(D)	211,003	1,770,315
		3,899,196
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$3,899,196
EXCHANGE-TRADED FUNDS – 7.1%
iShares Russell Mid-Cap Growth ETF (B)	292,273	26,699,139
Vanguard Mid-Cap Growth ETF (B)	64,078	12,480,472
TOTAL EXCHANGE-TRADED FUNDS (Cost $40,039,380)		$39,179,611
SHORT-TERM INVESTMENTS – 8.8%
Short-term funds – 6.8%
John Hancock Collateral Trust, 5.2943% (E)(F)	3,712,360	37,107,633

156

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-29-23 at 5.300% to be repurchased at $10,804,770 on 10-2-23, collateralized by $11,529,515 Government National Mortgage Association, 4.730% due 4-15-58 (valued at $11,016,001)	$10,800,000	$10,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $47,910,923)		$47,907,633
Total Investments (Mid Cap Growth Trust) (Cost $599,472,825) – 106.2%		$581,421,253
Other assets and liabilities, net – (6.2%)		(33,827,235)
TOTAL NET ASSETS – 100.0%		$547,594,018
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $36,349,048.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 1.7%
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	106,551	$1,667,523
Iridium Communications, Inc.	60,241	2,740,363
		4,407,886
Entertainment – 0.2%
TKO Group Holdings, Inc.	20,908	1,757,526
Interactive media and services – 0.3%
Ziff Davis, Inc. (A)	22,392	1,426,146
ZoomInfo Technologies, Inc. (A)	146,984	2,410,538
		3,836,684
Media – 0.8%
Cable One, Inc.	2,194	1,350,714
Nexstar Media Group, Inc.	16,055	2,301,805
TEGNA, Inc.	97,079	1,414,441
The New York Times Company, Class A	78,791	3,246,189
		8,313,149
		18,315,245
Consumer discretionary – 14.2%
Automobile components – 1.6%
Adient PLC (A)	45,117	1,655,794
Autoliv, Inc.	36,604	3,531,554
Fox Factory Holding Corp. (A)	20,410	2,022,223
Gentex Corp.	112,453	3,659,221
Lear Corp.	28,300	3,797,860
The Goodyear Tire & Rubber Company (A)	136,560	1,697,441
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp. (A)	13,584	$1,875,543
		18,239,636
Automobiles – 0.4%
Harley-Davidson, Inc.	62,112	2,053,423
Thor Industries, Inc.	25,680	2,442,938
		4,496,361
Broadline retail – 0.5%
Kohl's Corp.	53,275	1,116,644
Macy's, Inc.	131,286	1,524,230
Nordstrom, Inc.	46,678	697,369
Ollie's Bargain Outlet Holdings, Inc. (A)	29,770	2,297,649
		5,635,892
Diversified consumer services – 0.9%
Graham Holdings Company, Class B	1,775	1,034,825
Grand Canyon Education, Inc. (A)	14,366	1,679,098
H&R Block, Inc.	73,360	3,158,882
Service Corp. International	72,672	4,152,478
		10,025,283
Hotels, restaurants and leisure – 3.4%
Aramark	125,756	4,363,733
Boyd Gaming Corp.	34,207	2,080,812
Choice Hotels International, Inc. (B)	13,348	1,635,263
Churchill Downs, Inc.	32,821	3,808,549
Hilton Grand Vacations, Inc. (A)	34,989	1,424,052
Light & Wonder, Inc. (A)	43,894	3,130,959
Marriott Vacations Worldwide Corp.	16,338	1,644,093
Penn Entertainment, Inc. (A)	72,759	1,669,819
Planet Fitness, Inc., Class A (A)	40,736	2,003,396
Texas Roadhouse, Inc.	32,155	3,090,096
The Wendy's Company	81,664	1,666,762
Travel + Leisure Company	35,611	1,307,992
Vail Resorts, Inc.	18,573	4,121,163
Wingstop, Inc.	14,441	2,597,069
Wyndham Hotels & Resorts, Inc.	40,589	2,822,559
		37,366,317
Household durables – 1.7%
Helen of Troy, Ltd. (A)	11,609	1,353,145
KB Home	37,436	1,732,538
Leggett & Platt, Inc.	64,163	1,630,382
Taylor Morrison Home Corp. (A)	52,725	2,246,612
Tempur Sealy International, Inc.	82,933	3,594,316
Toll Brothers, Inc.	52,673	3,895,695
TopBuild Corp. (A)	15,298	3,848,977
		18,301,665
Leisure products – 1.1%
Brunswick Corp.	33,641	2,657,639
Mattel, Inc. (A)	170,599	3,758,296
Polaris, Inc.	25,670	2,673,274
Topgolf Callaway Brands Corp. (A)	68,846	952,829
YETI Holdings, Inc. (A)	41,783	2,014,776
		12,056,814
Specialty retail – 2.7%
AutoNation, Inc. (A)	12,944	1,959,722
Dick's Sporting Goods, Inc.	30,186	3,277,596
Five Below, Inc. (A)	26,815	4,314,534
GameStop Corp., Class A (A)(B)	129,191	2,126,484
Lithia Motors, Inc.	13,277	3,921,096
Murphy USA, Inc.	9,404	3,213,629
Penske Automotive Group, Inc.	9,402	1,570,698
RH (A)	7,443	1,967,631
The Gap, Inc.	102,836	1,093,147
Valvoline, Inc.	66,798	2,153,568

157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	30,938	$4,807,765
		30,405,870
Textiles, apparel and luxury goods – 1.9%
Capri Holdings, Ltd. (A)	55,913	2,941,583
Carter's, Inc.	17,948	1,241,104
Columbia Sportswear Company	16,840	1,247,844
Crocs, Inc. (A)	29,696	2,620,078
Deckers Outdoor Corp. (A)	12,590	6,472,393
PVH Corp.	30,213	2,311,597
Skechers USA, Inc., Class A (A)	64,729	3,168,485
Under Armour, Inc., Class A (A)	90,907	622,713
Under Armour, Inc., Class C (A)	96,327	614,566
		21,240,363
		157,768,201
Consumer staples – 4.2%
Beverages – 0.6%
Celsius Holdings, Inc. (A)	23,706	4,067,950
Coca-Cola Consolidated, Inc.	2,258	1,436,811
The Boston Beer Company, Inc., Class A (A)	4,554	1,773,920
		7,278,681
Consumer staples distribution and retail – 2.0%
BJ's Wholesale Club Holdings, Inc. (A)	64,730	4,619,780
Casey's General Stores, Inc.	18,012	4,890,618
Grocery Outlet Holding Corp. (A)	47,584	1,372,798
Performance Food Group Company (A)	75,220	4,427,449
Sprouts Farmers Market, Inc. (A)	49,139	2,103,149
U.S. Foods Holding Corp. (A)	109,425	4,344,173
		21,757,967
Food products – 1.2%
Darling Ingredients, Inc. (A)	76,832	4,010,630
Flowers Foods, Inc.	92,637	2,054,689
Ingredion, Inc.	31,862	3,135,221
Lancaster Colony Corp.	9,811	1,619,109
Pilgrim's Pride Corp. (A)	19,392	442,719
Post Holdings, Inc. (A)	24,478	2,098,744
		13,361,112
Personal care products – 0.4%
BellRing Brands, Inc. (A)	63,322	2,610,766
Coty, Inc., Class A (A)	172,543	1,892,797
		4,503,563
		46,901,323
Energy – 5.7%
Energy equipment and services – 1.1%
ChampionX Corp.	94,700	3,373,214
NOV, Inc.	189,694	3,964,605
Valaris, Ltd. (A)	30,652	2,298,287
Weatherford International PLC (A)	34,721	3,136,348
		12,772,454
Oil, gas and consumable fuels – 4.6%
Antero Midstream Corp.	164,062	1,965,463
Antero Resources Corp. (A)	136,022	3,452,238
Chesapeake Energy Corp.	54,196	4,673,321
Chord Energy Corp.	20,007	3,242,534
Civitas Resources, Inc.	42,731	3,455,656
CNX Resources Corp. (A)	77,783	1,756,340
DT Midstream, Inc.	46,681	2,470,359
Equitrans Midstream Corp.	208,715	1,955,660
HF Sinclair Corp.	70,067	3,988,914
Matador Resources Company	53,379	3,174,983
Murphy Oil Corp.	71,463	3,240,847
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	116,095	$5,522,639
PBF Energy, Inc., Class A	52,990	2,836,555
Permian Resources Corp.	123,835	1,728,737
Range Resources Corp.	116,267	3,768,213
Southwestern Energy Company (A)	530,608	3,422,422
		50,654,881
		63,427,335
Financials – 14.5%
Banks – 5.0%
Associated Banc-Corp.	72,703	1,243,948
Bank OZK	50,690	1,879,078
Cadence Bank	87,974	1,866,808
Columbia Banking System, Inc.	100,475	2,039,643
Commerce Bancshares, Inc.	54,665	2,622,827
Cullen/Frost Bankers, Inc.	30,890	2,817,477
East West Bancorp, Inc.	68,157	3,592,555
First Financial Bankshares, Inc.	61,886	1,554,576
First Horizon Corp.	269,144	2,965,967
FNB Corp.	172,855	1,865,105
Glacier Bancorp, Inc.	53,412	1,522,242
Hancock Whitney Corp.	41,490	1,534,715
Home BancShares, Inc.	90,758	1,900,473
International Bancshares Corp.	25,706	1,114,098
New York Community Bancorp, Inc.	323,675	3,670,475
Old National Bancorp	140,949	2,049,398
Pinnacle Financial Partners, Inc.	36,977	2,478,938
Prosperity Bancshares, Inc.	45,149	2,464,232
SouthState Corp.	36,614	2,466,319
Synovus Financial Corp.	70,413	1,957,481
Texas Capital Bancshares, Inc. (A)	23,124	1,362,004
UMB Financial Corp.	21,036	1,305,284
United Bankshares, Inc.	65,002	1,793,405
Valley National Bancorp	205,416	1,758,361
Webster Financial Corp.	83,462	3,364,353
Wintrust Financial Corp.	29,488	2,226,344
		55,416,106
Capital markets – 2.2%
Affiliated Managers Group, Inc.	16,883	2,200,530
Evercore, Inc., Class A	16,793	2,315,419
Federated Hermes, Inc.	42,530	1,440,491
Interactive Brokers Group, Inc., Class A	51,532	4,460,610
Janus Henderson Group PLC	63,842	1,648,400
Jefferies Financial Group, Inc.	85,138	3,118,605
Morningstar, Inc.	12,534	2,935,964
SEI Investments Company	48,458	2,918,625
Stifel Financial Corp.	50,316	3,091,415
		24,130,059
Consumer finance – 0.6%
Ally Financial, Inc.	130,769	3,488,917
FirstCash Holdings, Inc.	17,818	1,788,571
SLM Corp.	108,910	1,483,354
		6,760,842
Financial services – 1.5%
Essent Group, Ltd.	51,539	2,437,279
Euronet Worldwide, Inc. (A)	22,726	1,803,990
MGIC Investment Corp.	136,003	2,269,890
The Western Union Company	180,424	2,377,988
Voya Financial, Inc.	50,957	3,386,093
WEX, Inc. (A)	20,692	3,891,958
		16,167,198
Insurance – 4.6%
American Financial Group, Inc.	31,888	3,560,933
Brighthouse Financial, Inc. (A)	31,554	1,544,253

158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	54,434	$1,291,719
Erie Indemnity Company, Class A	12,015	3,529,887
Fidelity National Financial, Inc.	124,559	5,144,287
First American Financial Corp.	49,660	2,805,293
Kemper Corp.	29,006	1,219,122
Kinsale Capital Group, Inc.	10,600	4,389,778
Old Republic International Corp.	127,523	3,435,470
Primerica, Inc.	17,230	3,342,792
Reinsurance Group of America, Inc.	31,896	4,630,980
RenaissanceRe Holdings, Ltd.	24,656	4,879,916
RLI Corp.	19,329	2,626,618
Selective Insurance Group, Inc.	29,177	3,010,191
The Hanover Insurance Group, Inc.	17,224	1,911,520
Unum Group	88,584	4,357,447
		51,680,206
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	237,930	4,475,463
Starwood Property Trust, Inc.	143,140	2,769,759
		7,245,222
		161,399,633
Health care – 8.2%
Biotechnology – 1.6%
Arrowhead Pharmaceuticals, Inc. (A)	51,638	1,387,513
Exelixis, Inc. (A)	153,374	3,351,222
Halozyme Therapeutics, Inc. (A)	63,550	2,427,610
Neurocrine Biosciences, Inc. (A)	47,042	5,292,225
United Therapeutics Corp. (A)	22,609	5,106,695
		17,565,265
Health care equipment and supplies – 2.7%
Enovis Corp. (A)	23,909	1,260,722
Envista Holdings Corp. (A)	78,919	2,200,262
Globus Medical, Inc., Class A (A)	56,539	2,807,161
Haemonetics Corp. (A)	24,430	2,188,439
ICU Medical, Inc. (A)	9,767	1,162,371
Inari Medical, Inc. (A)	24,589	1,608,121
Integra LifeSciences Holdings Corp. (A)	34,117	1,302,928
Lantheus Holdings, Inc. (A)	32,965	2,290,408
LivaNova PLC (A)	25,957	1,372,606
Masimo Corp. (A)	21,373	1,873,985
Neogen Corp. (A)	94,797	1,757,536
Penumbra, Inc. (A)	18,516	4,479,206
QuidelOrtho Corp. (A)	23,810	1,739,082
Shockwave Medical, Inc. (A)	17,704	3,524,866
		29,567,693
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	44,402	3,121,905
Amedisys, Inc. (A)	15,720	1,468,248
Chemed Corp.	7,263	3,774,581
Encompass Health Corp.	48,284	3,242,753
HealthEquity, Inc. (A)	41,174	3,007,761
Option Care Health, Inc. (A)	86,652	2,803,192
Patterson Companies, Inc.	40,994	1,215,062
Progyny, Inc. (A)	39,985	1,360,290
R1 RCM, Inc. (A)	94,858	1,429,510
Tenet Healthcare Corp. (A)	48,912	3,222,812
		24,646,114
Health care technology – 0.1%
Doximity, Inc., Class A (A)	60,464	1,283,046
Life sciences tools and services – 1.1%
Azenta, Inc. (A)	28,978	1,454,406
Bruker Corp.	47,398	2,952,895
Medpace Holdings, Inc. (A)	11,190	2,709,435
Repligen Corp. (A)	24,979	3,971,911
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Sotera Health Company (A)	47,650	$713,797
		11,802,444
Pharmaceuticals – 0.5%
Jazz Pharmaceuticals PLC (A)	30,414	3,936,788
Perrigo Company PLC	65,225	2,083,939
		6,020,727
		90,885,289
Industrials – 21.8%
Aerospace and defense – 1.2%
BWX Technologies, Inc.	44,062	3,303,769
Curtiss-Wright Corp.	18,453	3,609,960
Hexcel Corp.	40,690	2,650,547
Woodward, Inc.	29,105	3,616,587
		13,180,863
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	57,295	3,360,352
Building products – 3.8%
Advanced Drainage Systems, Inc.	33,359	3,797,255
Builders FirstSource, Inc. (A)	60,234	7,498,531
Carlisle Companies, Inc.	24,047	6,234,425
Fortune Brands Innovations, Inc.	61,127	3,799,654
Lennox International, Inc.	15,397	5,765,253
Owens Corning	43,276	5,903,279
Simpson Manufacturing Company, Inc.	20,557	3,079,644
Trex Company, Inc. (A)	52,298	3,223,126
UFP Industries, Inc.	29,802	3,051,725
		42,352,892
Commercial services and supplies – 1.3%
Clean Harbors, Inc. (A)	24,260	4,060,154
MSA Safety, Inc.	17,797	2,805,697
Stericycle, Inc. (A)	44,571	1,992,769
Tetra Tech, Inc.	25,650	3,899,570
The Brink's Company	22,365	1,624,594
		14,382,784
Construction and engineering – 1.7%
AECOM	66,829	5,549,480
EMCOR Group, Inc.	22,706	4,777,115
Fluor Corp. (A)	69,065	2,534,686
MasTec, Inc. (A)	29,118	2,095,622
MDU Resources Group, Inc.	98,099	1,920,778
Valmont Industries, Inc.	10,123	2,431,646
		19,309,327
Electrical equipment – 2.4%
Acuity Brands, Inc.	15,026	2,559,078
EnerSys	19,770	1,871,626
Hubbell, Inc.	25,836	8,097,261
nVent Electric PLC	79,859	4,231,728
Regal Rexnord Corp.	31,944	4,564,159
Sensata Technologies Holding PLC	73,426	2,776,971
Sunrun, Inc. (A)	104,624	1,314,077
Vicor Corp. (A)	10,807	636,424
		26,051,324
Ground transportation – 2.0%
Avis Budget Group, Inc. (A)	9,517	1,710,110
Hertz Global Holdings, Inc. (A)	64,475	789,819
Knight-Swift Transportation Holdings, Inc.	77,700	3,896,655
Landstar System, Inc.	17,316	3,063,893
Ryder System, Inc.	21,932	2,345,627
Saia, Inc. (A)	12,783	5,095,943
Werner Enterprises, Inc.	30,537	1,189,416

159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
XPO, Inc. (A)	55,865	$4,170,881
		22,262,344
Machinery – 4.7%
AGCO Corp.	29,940	3,541,303
Chart Industries, Inc. (A)	20,220	3,419,606
Crane Company	23,520	2,089,517
Donaldson Company, Inc.	58,406	3,483,334
Esab Corp.	27,287	1,916,093
Flowserve Corp.	63,206	2,513,703
Graco, Inc.	81,409	5,933,088
ITT, Inc.	39,550	3,872,341
Lincoln Electric Holdings, Inc.	27,658	5,027,948
Oshkosh Corp.	31,457	3,001,942
RBC Bearings, Inc. (A)	13,997	3,277,118
Terex Corp.	32,469	1,870,864
The Middleby Corp. (A)	25,822	3,305,216
The Timken Company	31,485	2,313,833
The Toro Company	50,055	4,159,571
Watts Water Technologies, Inc., Class A	13,191	2,279,669
		52,005,146
Marine transportation – 0.2%
Kirby Corp. (A)	28,663	2,373,296
Professional services – 3.0%
ASGN, Inc. (A)	23,316	1,904,451
CACI International, Inc., Class A (A)	10,983	3,447,893
Concentrix Corp.	20,813	1,667,329
EXL Service Holdings, Inc. (A)	79,833	2,238,517
Exponent, Inc.	24,496	2,096,858
FTI Consulting, Inc. (A)	16,393	2,924,675
Genpact, Ltd.	80,359	2,908,996
Insperity, Inc.	17,455	1,703,608
KBR, Inc.	64,993	3,830,687
ManpowerGroup, Inc.	23,885	1,751,248
Maximus, Inc.	29,281	2,186,705
Paylocity Holding Corp. (A)	20,743	3,769,003
Science Applications International Corp.	25,861	2,729,370
		33,159,340
Trading companies and distributors – 1.2%
GATX Corp.	17,053	1,855,878
MSC Industrial Direct Company, Inc., Class A	22,833	2,241,059
Watsco, Inc.	16,156	6,102,444
WESCO International, Inc.	21,292	3,062,215
		13,261,596
		241,699,264
Information technology – 10.4%
Communications equipment – 0.6%
Calix, Inc. (A)	28,434	1,303,415
Ciena Corp. (A)	72,018	3,403,571
Lumentum Holdings, Inc. (A)	33,095	1,495,232
		6,202,218
Electronic equipment, instruments and components – 3.5%
Arrow Electronics, Inc. (A)	26,815	3,358,311
Avnet, Inc.	44,030	2,121,806
Belden, Inc.	20,376	1,967,303
Cognex Corp.	82,999	3,522,478
Coherent Corp. (A)	62,689	2,046,169
Crane NXT Company	23,257	1,292,391
IPG Photonics Corp. (A)	14,375	1,459,638
Jabil, Inc.	63,049	8,000,288
Littelfuse, Inc.	11,991	2,965,614
National Instruments Corp.	63,347	3,776,748
Novanta, Inc. (A)	17,250	2,474,340
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TD SYNNEX Corp.	23,034	$2,300,175
Vishay Intertechnology, Inc.	61,154	1,511,727
Vontier Corp.	74,542	2,304,839
		39,101,827
IT services – 0.6%
GoDaddy, Inc., Class A (A)	70,724	5,267,524
Kyndryl Holdings, Inc. (A)	110,264	1,664,986
		6,932,510
Semiconductors and semiconductor equipment – 2.3%
Allegro MicroSystems, Inc. (A)	34,289	1,095,191
Amkor Technology, Inc.	49,718	1,123,627
Cirrus Logic, Inc. (A)	26,355	1,949,216
Lattice Semiconductor Corp. (A)	66,400	5,705,752
MACOM Technology Solutions Holdings, Inc. (A)	25,990	2,120,264
MKS Instruments, Inc.	30,277	2,620,172
Power Integrations, Inc.	27,648	2,109,819
Silicon Laboratories, Inc. (A)	15,350	1,778,912
Synaptics, Inc. (A)	19,040	1,702,938
Universal Display Corp.	20,983	3,294,121
Wolfspeed, Inc. (A)	59,963	2,284,590
		25,784,602
Software – 2.8%
ACI Worldwide, Inc. (A)	52,313	1,180,181
Aspen Technology, Inc. (A)	13,664	2,791,009
Blackbaud, Inc. (A)	20,755	1,459,492
CommVault Systems, Inc. (A)	21,136	1,429,005
Dolby Laboratories, Inc., Class A	28,689	2,273,890
Dropbox, Inc., Class A (A)	124,226	3,382,674
Dynatrace, Inc. (A)	114,442	5,347,875
Envestnet, Inc. (A)	23,906	1,052,581
Manhattan Associates, Inc. (A)	29,708	5,872,083
NCR Corp. (A)	64,482	1,739,080
Qualys, Inc. (A)	17,685	2,697,847
Teradata Corp. (A)	48,125	2,166,588
		31,392,305
Technology hardware, storage and peripherals – 0.6%
Super Micro Computer, Inc. (A)	21,998	6,032,292
		115,445,754
Materials – 6.8%
Chemicals – 2.1%
Ashland, Inc.	24,684	2,016,189
Avient Corp.	43,876	1,549,700
Axalta Coating Systems, Ltd. (A)	106,800	2,872,920
Cabot Corp.	26,947	1,866,619
NewMarket Corp.	3,326	1,513,463
Olin Corp.	60,614	3,029,488
RPM International, Inc.	62,168	5,894,148
The Chemours Company	71,333	2,000,891
The Scotts Miracle-Gro Company	20,018	1,034,530
Westlake Corp.	15,378	1,917,175
		23,695,123
Construction materials – 0.4%
Eagle Materials, Inc.	17,069	2,842,330
Knife River Corp. (A)	24,525	1,197,556
		4,039,886
Containers and packaging – 1.9%
AptarGroup, Inc.	31,619	3,953,640
Berry Global Group, Inc.	56,892	3,522,184
Crown Holdings, Inc.	58,120	5,142,458
Graphic Packaging Holding Company	147,993	3,297,284

160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Greif, Inc., Class A	12,271	$819,826
Silgan Holdings, Inc.	40,253	1,735,307
Sonoco Products Company	47,188	2,564,668
		21,035,367
Metals and mining – 2.3%
Alcoa Corp.	85,965	2,498,143
Cleveland-Cliffs, Inc. (A)	245,048	3,830,100
Commercial Metals Company	56,259	2,779,757
MP Materials Corp. (A)	69,319	1,323,993
Reliance Steel & Aluminum Company	28,209	7,397,246
Royal Gold, Inc.	31,644	3,364,707
U.S. Steel Corp.	107,409	3,488,644
Worthington Industries, Inc.	14,676	907,270
		25,589,860
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	30,915	1,708,672
		76,068,908
Real estate – 7.1%
Health care REITs – 1.0%
Healthcare Realty Trust, Inc.	183,471	2,801,602
Medical Properties Trust, Inc.	288,268	1,571,061
Omega Healthcare Investors, Inc.	117,962	3,911,620
Physicians Realty Trust	114,871	1,400,277
Sabra Health Care REIT, Inc.	111,385	1,552,707
		11,237,267
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	103,925	1,280,356
Industrial REITs – 1.3%
EastGroup Properties, Inc.	21,870	3,642,011
First Industrial Realty Trust, Inc.	63,711	3,032,006
Rexford Industrial Realty, Inc.	99,449	4,907,808
STAG Industrial, Inc.	86,550	2,986,841
		14,568,666
Office REITs – 0.6%
COPT Defense Properties	54,211	1,291,848
Cousins Properties, Inc.	73,114	1,489,332
Kilroy Realty Corp.	51,368	1,623,742
Vornado Realty Trust	77,104	1,748,719
		6,153,641
Real estate management and development – 0.3%
Jones Lang LaSalle, Inc. (A)	22,970	3,242,905
Residential REITs – 0.8%
Apartment Income REIT Corp.	71,885	2,206,870
Equity LifeStyle Properties, Inc.	89,735	5,717,017
Independence Realty Trust, Inc.	108,108	1,521,080
		9,444,967
Retail REITs – 1.2%
Agree Realty Corp.	46,376	2,561,810
Brixmor Property Group, Inc.	144,805	3,009,048
Kite Realty Group Trust	105,679	2,263,644
NNN REIT, Inc.	87,873	3,105,432
Spirit Realty Capital, Inc.	68,083	2,282,823
		13,222,757
Specialized REITs – 1.8%
CubeSmart	108,297	4,129,365
EPR Properties	36,286	1,507,320
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Gaming and Leisure Properties, Inc.	126,521	$5,763,026
Lamar Advertising Company, Class A	42,171	3,520,013
National Storage Affiliates Trust	39,979	1,268,933
PotlatchDeltic Corp.	38,496	1,747,333
Rayonier, Inc.	65,711	1,870,135
		19,806,125
		78,956,684
Utilities – 3.3%
Electric utilities – 1.0%
ALLETE, Inc.	27,650	1,459,920
IDACORP, Inc.	24,383	2,283,468
OGE Energy Corp.	96,484	3,215,812
PNM Resources, Inc.	41,349	1,844,579
Portland General Electric Company	48,701	1,971,416
		10,775,195
Gas utilities – 1.0%
National Fuel Gas Company	44,232	2,296,083
New Jersey Resources Corp.	46,998	1,909,529
ONE Gas, Inc.	26,711	1,823,827
Southwest Gas Holdings, Inc.	28,923	1,747,238
Spire, Inc.	25,340	1,433,737
UGI Corp.	100,912	2,320,976
		11,531,390
Independent power and renewable electricity producers – 0.6%
Ormat Technologies, Inc.	25,836	1,806,453
Vistra Corp.	166,445	5,522,645
		7,329,098
Multi-utilities – 0.3%
Black Hills Corp.	32,329	1,635,524
NorthWestern Corp.	28,924	1,390,087
		3,025,611
Water utilities – 0.4%
Essential Utilities, Inc.	117,227	4,024,403
		36,685,697
TOTAL COMMON STOCKS (Cost $932,097,299)		$1,087,553,333
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 5.2943% (C)(D)	2,568,046	25,669,414
TOTAL SHORT-TERM INVESTMENTS (Cost $25,669,276)		$25,669,414
Total Investments (Mid Cap Index Trust) (Cost $957,766,575) – 100.2%		$1,113,222,747
Other assets and liabilities, net – (0.2%)		(2,320,245)
TOTAL NET ASSETS – 100.0%		$1,110,902,502
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $3,780,372.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,867,253.

161

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	94	Long	Dec 2023	$24,492,098	$23,691,760	$(800,338)
						$(800,338)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 3.9%
Entertainment – 0.6%
Madison Square Garden Entertainment Corp. (A)	52,281	$1,720,568
Sphere Entertainment Company (A)	43,981	1,634,334
		3,354,902
Media – 3.3%
DISH Network Corp., Class A (A)	131,793	772,307
News Corp., Class A	572,125	11,476,828
News Corp., Class B	56,942	1,188,380
Paramount Global, Class B	167,734	2,163,769
Scholastic Corp.	90,548	3,453,501
		19,054,785
		22,409,687
Consumer discretionary – 7.2%
Automobiles – 1.2%
General Motors Company	209,300	6,900,621
Diversified consumer services – 1.0%
Bright Horizons Family Solutions, Inc. (A)	71,476	5,822,435
Hotels, restaurants and leisure – 0.8%
Compass Group PLC	183,160	4,458,404
Specialty retail – 2.9%
Advance Auto Parts, Inc.	67,500	3,775,275
Bath & Body Works, Inc.	159,708	5,398,130
Best Buy Company, Inc.	56,933	3,955,136
Burlington Stores, Inc. (A)	24,780	3,352,734
		16,481,275
Textiles, apparel and luxury goods – 1.3%
Ralph Lauren Corp.	61,203	7,105,056
		40,767,791
Consumer staples – 7.2%
Beverages – 1.8%
Constellation Brands, Inc., Class A	30,158	7,579,610
Monster Beverage Corp. (A)	54,112	2,865,230
		10,444,840
Consumer staples distribution and retail – 1.7%
Dollar General Corp.	40,300	4,263,740
Sysco Corp.	81,343	5,372,705
		9,636,445
Food products – 2.9%
Bunge, Ltd.	32,994	3,571,601
Flowers Foods, Inc.	294,290	6,527,352
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	130,478	$6,587,834
		16,686,787
Personal care products – 0.8%
Kenvue, Inc.	209,700	4,210,776
		40,978,848
Energy – 8.0%
Energy equipment and services – 5.6%
Baker Hughes Company	131,300	4,637,516
Expro Group Holdings NV (A)	170,061	3,950,517
SEACOR Marine Holdings, Inc. (A)	129,032	1,790,964
TechnipFMC PLC	557,055	11,330,499
Tidewater, Inc. (A)	145,729	10,356,960
		32,066,456
Oil, gas and consumable fuels – 2.4%
Cameco Corp.	123,938	4,912,902
Hess Corp.	19,300	2,952,900
Suncor Energy, Inc. (B)	165,363	5,685,180
		13,550,982
		45,617,438
Financials – 15.9%
Banks – 4.6%
Fifth Third Bancorp	361,407	9,154,439
Popular, Inc.	115,320	7,266,313
Webster Financial Corp.	145,501	5,865,145
Western Alliance Bancorp	82,600	3,797,122
		26,083,019
Capital markets – 1.7%
Main Street Capital Corp.	91,462	3,716,101
Morningstar, Inc.	16,800	3,935,232
Open Lending Corp. (A)	281,013	2,057,015
		9,708,348
Consumer finance – 0.8%
OneMain Holdings, Inc.	109,283	4,381,155
Financial services – 5.4%
Apollo Global Management, Inc.	72,690	6,524,654
Corebridge Financial, Inc. (B)	157,301	3,106,695
FleetCor Technologies, Inc. (A)	34,982	8,932,304
Global Payments, Inc.	73,609	8,493,743
Jackson Financial, Inc., Class A	99,184	3,790,812
		30,848,208
Insurance – 3.4%
Assurant, Inc.	25,900	3,718,722
Kemper Corp.	110,652	4,650,704
RenaissanceRe Holdings, Ltd.	29,855	5,908,902
The Allstate Corp.	35,500	3,955,055

162

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	13,800	$1,531,524
		19,764,907
		90,785,637
Health care – 10.3%
Health care equipment and supplies – 3.7%
Baxter International, Inc.	176,373	6,656,317
Dentsply Sirona, Inc.	123,187	4,208,068
Koninklijke Philips NV, NYRS (A)(B)	175,496	3,499,390
Teleflex, Inc.	14,300	2,808,663
Zimmer Biomet Holdings, Inc.	34,559	3,878,211
		21,050,649
Health care providers and services – 3.5%
agilon health, Inc. (A)	70,800	1,257,408
Cardinal Health, Inc.	41,999	3,646,353
Centene Corp. (A)	55,453	3,819,603
Select Medical Holdings Corp.	444,154	11,223,772
		19,947,136
Life sciences tools and services – 1.2%
Charles River Laboratories International, Inc. (A)	33,378	6,541,420
Pharmaceuticals – 1.9%
Catalent, Inc. (A)	99,000	4,507,470
Elanco Animal Health, Inc. (A)	257,240	2,891,378
Viatris, Inc.	363,151	3,580,669
		10,979,517
		58,518,722
Industrials – 16.5%
Aerospace and defense – 5.2%
Huntington Ingalls Industries, Inc.	20,753	4,245,649
L3Harris Technologies, Inc.	31,000	5,397,720
Rolls-Royce Holdings PLC (A)	2,455,878	6,580,236
Spirit AeroSystems Holdings, Inc., Class A (A)	287,632	4,642,380
Textron, Inc.	111,063	8,678,463
		29,544,448
Building products – 1.0%
Armstrong World Industries, Inc.	24,500	1,764,000
Trane Technologies PLC	18,382	3,729,892
		5,493,892
Ground transportation – 2.3%
JB Hunt Transport Services, Inc.	38,597	7,276,306
Norfolk Southern Corp.	28,955	5,702,108
		12,978,414
Machinery – 5.0%
Alstom SA (B)	32,551	773,646
Alstom SA, ADR	1,240,785	2,915,845
Esab Corp.	62,294	4,374,285
PACCAR, Inc.	41,936	3,565,399
Stanley Black & Decker, Inc.	147,625	12,338,498
The Middleby Corp. (A)	36,516	4,674,048
		28,641,721
Passenger airlines – 1.1%
Southwest Airlines Company	234,063	6,336,085
Professional services – 1.3%
SS&C Technologies Holdings, Inc.	91,946	4,830,843
Verra Mobility Corp. (A)	148,110	2,769,657
		7,600,500
Trading companies and distributors – 0.6%
Ashtead Group PLC	58,814	3,566,634
		94,161,694
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 10.3%
Communications equipment – 0.6%
Arista Networks, Inc. (A)	18,279	$3,362,056
Electronic equipment, instruments and components – 2.8%
Corning, Inc.	288,925	8,803,545
TE Connectivity, Ltd.	35,500	4,385,315
Zebra Technologies Corp., Class A (A)	11,500	2,720,095
		15,908,955
Semiconductors and semiconductor equipment – 3.1%
Marvell Technology, Inc.	129,440	7,006,587
MKS Instruments, Inc.	119,452	10,337,376
		17,343,963
Technology hardware, storage and peripherals – 3.8%
Pure Storage, Inc., Class A (A)	126,000	4,488,120
Western Digital Corp. (A)	381,325	17,399,857
		21,887,977
		58,502,951
Materials – 5.7%
Chemicals – 0.8%
FMC Corp.	20,200	1,352,794
The Scotts Miracle-Gro Company	57,547	2,974,029
		4,326,823
Construction materials – 1.4%
Summit Materials, Inc., Class A (A)	143,120	4,456,757
Vulcan Materials Company	17,758	3,587,471
		8,044,228
Containers and packaging – 2.3%
Ball Corp.	104,347	5,194,394
Westrock Company	222,092	7,950,894
		13,145,288
Metals and mining – 1.2%
Franco-Nevada Corp.	33,763	4,507,451
Freeport-McMoRan, Inc.	63,977	2,385,702
		6,893,153
		32,409,492
Real estate – 6.3%
Industrial REITs – 1.1%
Rexford Industrial Realty, Inc.	127,778	6,305,844
Office REITs – 0.7%
Douglas Emmett, Inc.	83,623	1,067,029
Vornado Realty Trust	141,167	3,201,668
		4,268,697
Residential REITs – 1.5%
Apartment Investment and Management Company, Class A (A)	446,352	3,035,194
Equity Residential	85,630	5,027,337
Sun Communities, Inc.	4,300	508,862
		8,571,393
Retail REITs – 1.1%
Regency Centers Corp.	81,821	4,863,440
Simon Property Group, Inc.	13,668	1,476,554
		6,339,994
Specialized REITs – 1.9%
Digital Realty Trust, Inc.	23,022	2,786,122
Rayonier, Inc.	147,327	4,192,926
Weyerhaeuser Company	121,084	3,712,435
		10,691,483
		36,177,411

163

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 6.5%
Electric utilities – 4.6%
Constellation Energy Corp.	52,500	$5,726,700
Evergy, Inc.	90,798	4,603,459
FirstEnergy Corp.	285,014	9,741,779
PG&E Corp. (A)	375,174	6,051,557
		26,123,495
Multi-utilities – 1.9%
Ameren Corp.	90,494	6,771,666
CenterPoint Energy, Inc.	161,065	4,324,595
		11,096,261
		37,219,756
TOTAL COMMON STOCKS (Cost $527,710,228)		$557,549,427
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 5.2943% (C)(D)	1,001,602	10,011,714
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (C)	1,589,320	1,589,320
T. Rowe Price Government Reserve Fund, 5.3808% (C)	13,155,109	13,155,109
TOTAL SHORT-TERM INVESTMENTS (Cost $24,756,722)		$24,756,143
Total Investments (Mid Value Trust) (Cost $552,466,950) – 102.1%		$582,305,570
Other assets and liabilities, net – (2.1%)		(12,031,932)
TOTAL NET ASSETS – 100.0%		$570,273,638
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $9,784,321.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.1%
U.S. Government - 11.5%
U.S. Treasury Bonds 4.125%, 08/15/2053	$83,200	$75,530
U.S. Treasury Notes
3.500%, 04/30/2028 to 02/15/2033	48,200	45,211
3.875%, 08/15/2033	141,100	133,317
4.375%, 08/31/2028	33,300	32,970
U.S. Treasury Treasury Inflation Protected Securities
1.125%, 01/15/2033	2,626,995	2,372,197
1.375%, 07/15/2033	1,806,614	1,670,306
1.625%, 10/15/2027 (A)	13,579,541	13,183,559
		17,513,090
U.S. Government Agency - 24.6%
Federal National Mortgage Association
4.500%, TBA (B)	380,000	348,962
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.000%, TBA (B)		$10,629,000	$10,029,879
5.500%, TBA (B)		16,341,000	15,794,594
6.000%, TBA (B)		11,472,000	11,323,665
			37,497,100
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $56,357,464)			$55,010,190
FOREIGN GOVERNMENT OBLIGATIONS - 41.1%
Angola - 0.1%
Republic of Angola 8.750%, 04/14/2032		200,000	160,474
Argentina - 0.3%
Republic of Argentina
1.000%, 07/09/2029		34,723	9,636
3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	378,478
			388,114
Australia - 1.5%
Commonwealth of Australia
0.250%, 11/21/2032	AUD	685,000	426,539
1.750%, 06/21/2051		5,345,000	1,816,388
			2,242,927
Benin - 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	280,000	202,798
Brazil - 7.6%
Federative Republic of Brazil
6.000%, 08/15/2050	BRL	92,000	77,746
10.000%, 01/01/2025 to 01/01/2033		55,934,000	10,891,597
10.521%, 01/01/2026 (C)		1,697,000	268,517
10.584%, 07/01/2026 (C)		1,559,000	234,207
10.866%, 07/01/2027 (C)		1,065,000	143,086
			11,615,153
Canada - 1.8%
Government of Canada 4.000%, 12/01/2031	CAD	1,141,642	947,329
Province of Ontario 2.000%, 12/01/2036		2,861,034	1,836,475
			2,783,804
Chile - 0.4%
Republic of Chile
4.125%, 07/05/2034	EUR	100,000	99,910
4.700%, 09/01/2030 (D)	CLP	120,000,000	123,896
5.000%, 03/01/2035		30,000,000	31,126
6.000%, 04/01/2033 (D)		340,000,000	388,975
6.000%, 01/01/2043		15,000,000	17,195
			661,102
Colombia - 1.3%
Republic of Colombia
2.250%, 04/18/2029	COP	569,851,781	121,457
3.000%, 03/25/2033		802,732,385	166,325
3.875%, 02/15/2061		$645,000	333,415
4.125%, 02/22/2042		840,000	506,665
6.000%, 04/28/2028	COP	792,600,000	160,219
7.000%, 03/26/2031		380,600,000	73,080
7.750%, 09/18/2030		1,604,500,000	328,245
9.250%, 05/28/2042		642,900,000	125,250

164

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia (continued)
13.250%, 02/09/2033	COP	689,800,000	$182,635
			1,997,291
Czech Republic - 1.0%
Czech Republic
0.950%, 05/15/2030	CZK	7,560,000	257,364
1.200%, 03/13/2031		2,440,000	82,444
1.500%, 04/24/2040		980,000	26,446
1.750%, 06/23/2032 to 06/23/2032		4,740,000	162,470
1.950%, 07/30/2037		460,000	14,271
2.000%, 10/13/2033		2,990,000	101,571
2.500%, 08/25/2028		6,950,000	271,548
4.900%, 04/14/2034		6,950,000	303,717
5.000%, 09/30/2030		4,340,000	190,668
6.000%, 02/26/2026		2,430,000	108,113
			1,518,612
Dominican Republic - 0.8%
Government of the Dominican Republic 11.250%, 09/15/2035 (D)	DOP	67,900,000	1,221,134
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		$250,000	167,025
Greece - 1.0%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	1,514,138
Guatemala - 0.1%
Republic of Guatemala 7.050%, 10/04/2032 (D)		$200,000	200,500
Hungary - 0.8%
Republic of Hungary
1.000%, 11/26/2025	HUF	11,030,000	25,898
1.625%, 04/28/2032	EUR	520,000	406,621
1.750%, 06/05/2035		135,000	95,807
2.250%, 06/22/2034	HUF	69,210,000	120,244
3.000%, 10/27/2027 to 08/21/2030		73,020,000	163,545
3.250%, 10/22/2031		47,430,000	97,992
4.500%, 03/23/2028		19,240,000	46,157
4.750%, 11/24/2032		51,500,000	115,410
6.750%, 10/22/2028		37,840,000	99,182
			1,170,856
Iceland - 2.0%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	2,761,914
6.500%, 01/24/2031		46,170,000	314,913
			3,076,827
Indonesia - 1.3%
Republic of Indonesia
1.100%, 03/12/2033	EUR	280,000	212,860
1.400%, 10/30/2031		380,000	312,766
6.375%, 08/15/2028 to 04/15/2032	IDR	9,392,000,000	598,274
6.500%, 02/15/2031		1,940,000,000	122,349
7.000%, 05/15/2027 to 02/15/2033		3,452,000,000	225,080
7.500%, 08/15/2032 to 05/15/2038		6,742,000,000	455,125
8.375%, 03/15/2034		104,000,000	7,493
			1,933,947
Ivory Coast - 0.1%
Republic of Ivory Coast 5.875%, 10/17/2031	EUR	115,000	100,282
Malaysia - 1.1%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,580,000	306,809
3.502%, 05/31/2027		305,000	64,391
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
3.582%, 07/15/2032	MYR	1,175,000	$242,179
3.757%, 05/22/2040		270,000	53,922
3.882%, 03/14/2025		1,080,000	231,565
3.885%, 08/15/2029		955,000	202,901
3.906%, 07/15/2026		1,245,000	267,434
4.254%, 05/31/2035		240,000	51,683
4.696%, 10/15/2042		290,000	64,839
4.893%, 06/08/2038		610,000	140,296
			1,626,019
Mexico - 2.4%
Government of Mexico
2.750%, 11/27/2031	MXN	22,087,732	1,060,997
5.500%, 03/04/2027		4,905,300	242,182
5.625%, 03/19/2114	GBP	100,000	87,847
7.500%, 05/26/2033	MXN	10,208,200	497,439
7.750%, 05/29/2031 to 11/13/2042		5,286,100	246,537
8.000%, 05/24/2035 to 07/31/2053		4,422,100	211,392
8.500%, 05/31/2029 to 11/18/2038		3,507,600	184,530
10.000%, 11/20/2036		1,035,600	59,646
11.216%, 07/10/2025 (C)		9,501,420	450,115
11.371%, 03/20/2025 (C)		11,795,630	576,395
			3,617,080
Morocco - 0.1%
Kingdom of Morocco 1.500%, 11/27/2031	EUR	190,000	146,890
New Zealand - 4.1%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	316,564
2.750%, 05/15/2051		2,975,000	1,085,763
Government of New Zealand, Inflation Linked Bond
3.125%, 09/20/2040		3,365,000	2,273,049
3.158%, 09/20/2035		2,315,000	1,642,378
3.848%, 09/20/2030		1,280,000	980,073
			6,297,827
North Macedonia - 0.4%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	470,000	402,495
2.750%, 01/18/2025		150,000	151,805
			554,300
Norway - 1.4%
Kingdom of Norway 1.250%, 09/17/2031 (D)	NOK	27,765,000	2,110,282
Peru - 0.7%
Republic of Peru
5.400%, 08/12/2034	PEN	400,000	90,097
5.940%, 02/12/2029		815,000	208,843
6.150%, 08/12/2032		70,000	17,191
6.350%, 08/12/2028		320,000	84,482
6.900%, 08/12/2037		120,000	30,111
6.950%, 08/12/2031		1,340,000	349,980
7.300%, 08/12/2033 (D)		967,000	254,853
			1,035,557
Poland - 0.8%
Republic of Poland
1.750%, 04/25/2032	PLN	1,015,000	169,434
2.750%, 04/25/2028 to 10/25/2029		1,030,000	207,835
3.250%, 07/25/2025		660,000	146,625
3.750%, 05/25/2027		1,420,000	310,462
6.000%, 10/25/2033		155,000	35,732
7.500%, 07/25/2028		1,535,000	383,812
			1,253,900

165

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 1.1%
Republic of Romania
2.625%, 12/02/2040 (D)	EUR	540,000	$334,282
3.650%, 09/24/2031	RON	365,000	62,443
3.700%, 11/25/2024		90,000	18,600
3.875%, 10/29/2035	EUR	520,000	426,682
4.750%, 10/11/2034	RON	125,000	22,042
4.850%, 07/25/2029		335,000	64,944
5.800%, 07/26/2027		850,000	175,540
6.700%, 02/25/2032		690,000	143,470
8.000%, 04/29/2030		260,000	58,110
8.250%, 09/29/2032		1,180,000	268,938
8.750%, 10/30/2028		595,000	136,496
			1,711,547
Russia - 0.5%
Government of Russia
6.900%, 05/23/2029	RUB	164,290,000	476,696
7.650%, 04/10/2030		84,090,000	243,992
			720,688
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	235,000	162,069
Slovakia - 0.1%
Republic of Slovakia 4.000%, 02/23/2043		190,000	186,595
South Africa - 2.1%
Republic of South Africa
5.875%, 06/22/2030 to 04/20/2032		$435,000	377,705
6.250%, 03/31/2036	ZAR	11,665,000	377,051
7.000%, 02/28/2031		1,345,000	55,736
8.000%, 01/31/2030		6,400,000	294,889
8.250%, 03/31/2032		10,805,000	465,156
8.500%, 01/31/2037		7,080,000	273,571
8.750%, 01/31/2044		25,365,000	924,802
9.000%, 01/31/2040		8,405,000	327,166
11.625%, 03/31/2053		955,000	44,827
			3,140,903
South Korea - 2.3%
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030	KRW	3,094,238,824	2,244,855
1.750%, 06/10/2028		1,607,843,078	1,223,410
			3,468,265
Sweden - 1.9%
Kingdom of Sweden, Inflation Linked Bond 0.163%, 06/01/2032	SEK	26,820,000	2,920,486
Thailand - 0.7%
Kingdom of Thailand
1.000%, 06/17/2027	THB	6,320,000	163,086
1.585%, 12/17/2035		8,830,000	201,771
1.600%, 12/17/2029		1,010,000	25,643
2.000%, 12/17/2031 to 06/17/2042		8,970,000	221,705
2.875%, 12/17/2028 to 06/17/2046		8,465,000	229,614
3.350%, 06/17/2033		6,105,000	169,390
3.450%, 06/17/2043		4,395,000	116,514
			1,127,723
United Kingdom - 0.6%
United Kingdom of Great Britain 0.500%, 10/22/2061	GBP	2,930,000	970,941
Uruguay - 0.4%
Republic of Uruguay
8.500%, 03/15/2028	UYU	16,468,000	414,769
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uruguay (continued)
Republic of Uruguay (continued)
9.750%, 07/20/2033	UYU	4,663,000	$121,571
			536,340
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $75,012,632)			$62,542,396
CORPORATE BONDS - 15.2%
Australia - 0.3%
FMG Resources Proprietary, Ltd. 5.875%, 04/15/2030 (D)		$85,000	84,988
Macquarie Group, Ltd. 5.887%, (5.887% to 6-15-33, then SOFR + 2.380%), 06/15/2034 (D)		105,000	98,821
Mineral Resources, Ltd. 9.250%, 10/01/2028 (D)		235,000	237,350
Newcrest Finance Pty, Ltd. 5.750%, 11/15/2041 (D)		23,000	20,967
			442,126
Austria - 0.1%
Klabin Austria GmbH 7.000%, 04/03/2049 (D)		200,000	188,789
Canada - 0.9%
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028 (D)		80,000	80,238
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (D)		29,000	16,492
5.250%, 01/30/2030 (D)		185,000	69,449
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440%), 06/15/2076		134,000	128,635
Enbridge, Inc.
5.700%, 03/08/2033		35,000	33,530
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080		204,000	177,574
8.250%, (8.250% to 10-15-28, then 5 Year CMT + 3.785%), 01/15/2084		125,000	122,612
8.500%, (8.500% to 10-15-33, then 5 Year CMT + 4.431%), 01/15/2084		89,000	88,268
goeasy, Ltd.
4.375%, 05/01/2026 (D)		40,000	36,602
5.375%, 12/01/2024 (D)		38,000	37,426
Mercer International, Inc. 12.875%, 10/01/2028 (D)		8,000	8,088
NOVA Chemicals Corp.
4.250%, 05/15/2029 (D)		95,000	73,937
5.250%, 06/01/2027 (D)		38,000	32,896
Ontario Gaming GTA LP 8.000%, 08/01/2030 (D)		70,000	70,000
The Bank of Nova Scotia
3.625%, (3.625% to 10-27-26, then 5 Year CMT + 2.613%), 10/27/2081		200,000	142,622
4.900%, (4.900% to 6-4-25, then 5 Year CMT + 4.551%), 06/04/2025 (F)		88,000	80,486
Transcanada Trust 5.600%, (5.600% to 12-7-31, then 5 Year CMT + 3.986%), 03/07/2082		110,000	90,038
			1,288,893
Cayman Islands - 0.1%
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)		145,000	145,020
Chile - 0.3%
Corp. Nacional del Cobre de Chile
5.950%, 01/08/2034 (D)		200,000	193,532

166

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Chile (continued)
Corp. Nacional del Cobre de Chile (continued)
6.300%, 09/08/2053 (D)		$200,000	$190,057
VTR Comunicaciones SpA 4.375%, 04/15/2029		200,000	110,200
			493,789
China - 0.0%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (G)		260,000	18,200
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030		290,000	16,965
Times China Holdings, Ltd. 5.750%, 01/14/2027 (G)		200,000	6,000
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (G)		200,000	11,000
7.375%, 01/13/2026 (G)		200,000	11,350
			63,515
Colombia - 0.0%
Ecopetrol SA 6.875%, 04/29/2030		45,000	41,088
Czech Republic - 0.1%
Ceska sporitelna AS 0.500%, (0.500% to 9-13-27, then 3 month EURIBOR + 0.780%), 09/13/2028	EUR	100,000	86,297
Finland - 0.0%
Nokia OYJ 6.625%, 05/15/2039		$4,000	3,585
France - 0.9%
Altice France SA 5.125%, 07/15/2029 (D)		200,000	142,181
Elior Group SA 3.750%, 07/15/2026	EUR	100,000	82,983
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (D)		$420,000	380,357
TotalEnergies SE 2.125%, (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%), 07/25/2032 (F)	EUR	470,000	357,152
Valeo SE 1.000%, 08/03/2028		500,000	433,475
			1,396,148
Germany - 0.3%
Allianz SE 2.600%, (2.600% to 10-30-31, then 5 Year Euro Swap Rate + 2.579%), 10/30/2031 (F)		200,000	137,467
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027		$150,000	130,618
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033		200,000	143,519
Volkswagen Bank GmbH 4.625%, 05/03/2031	EUR	100,000	102,972
			514,576
Israel - 0.1%
Energean Israel Finance, Ltd. 8.500%, 09/30/2033 (D)		$49,275	49,055
Leviathan Bond, Ltd. 6.750%, 06/30/2030 (D)		45,000	41,338
			90,393
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Italy - 0.6%
Assicurazioni Generali SpA 2.429%, 07/14/2031	EUR	600,000	$513,362
Castor SpA 6.000%, 02/15/2029		100,000	89,838
Intesa Sanpaolo SpA
6.625%, 06/20/2033 (D)		$200,000	187,946
7.778%, (7.778% to 6-20-53, then 1 Year CMT + 3.900%), 06/20/2054 (D)		200,000	180,113
Telecom Italia Capital SA 6.375%, 11/15/2033		5,000	4,335
			975,594
Japan - 0.1%
Rakuten Group, Inc. 4.250%, (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%), 04/22/2027 (F)	EUR	200,000	114,183
Luxembourg - 0.3%
Millicom International Cellular SA 4.500%, 04/27/2031		$200,000	142,830
Minerva Luxembourg SA 8.875%, 09/13/2033 (D)		200,000	198,404
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)		105,000	54,778
			396,012
Malta - 0.0%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (D)		64,000	49,431
9.500%, 06/01/2028 (D)		15,000	13,169
			62,600
Mexico - 0.0%
Unifin Financiera SAB de CV 8.375%, 01/27/2028 (G)		205,000	5,098
Netherlands - 0.6%
Braskem Netherlands Finance BV
7.250%, 02/13/2033		200,000	184,274
8.500%, 01/12/2031 (D)		200,000	198,190
Prosus NV 1.985%, 07/13/2033	EUR	145,000	102,073
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030		460,000	414,705
			899,242
Romania - 0.1%
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027		100,000	109,383
Singapore - 0.0%
Pfizer Investment Enterprises Pte, Ltd.
5.110%, 05/19/2043		$20,000	18,367
5.340%, 05/19/2063		10,000	9,135
			27,502
Switzerland - 0.1%
UBS Group AG 1.494%, (1.494% to 8-10-26, then 1 Year CMT + 0.850%), 08/10/2027 (D)		200,000	174,572
United Kingdom - 0.6%
Anglo American Capital PLC
2.625%, 09/10/2030 (D)		330,000	263,617
5.625%, 04/01/2030 (D)		400,000	386,310

167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Macquarie Airfinance Holdings, Ltd. 8.125%, 03/30/2029 (D)	$64,000	$64,086
WE Soda Investments Holding PLC 9.500%, 10/06/2028 (D)	200,000	201,500
		915,513
United States - 9.7%
AbbVie, Inc. 4.250%, 11/21/2049	35,000	27,708
Activision Blizzard, Inc.
3.400%, 06/15/2027	20,000	18,736
4.500%, 06/15/2047	10,000	8,779
Adams Homes, Inc. 7.500%, 02/15/2025 (D)	10,000	9,813
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(F)	136,000	106,943
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (D)	154,000	143,222
Ally Financial, Inc. 4.700%, (4.700% to 5-15-28, then 7 Year CMT + 3.481%), 05/15/2028 (F)	74,000	46,339
American International Group, Inc. 4.500%, 07/16/2044	35,000	27,899
AmeriGas Partners LP 5.750%, 05/20/2027	117,000	109,670
Amgen, Inc.
2.450%, 02/21/2030	35,000	28,980
5.600%, 03/02/2043	5,000	4,648
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	17,000	14,816
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048	20,000	16,904
5.450%, 01/23/2039	20,000	19,324
Antero Resources Corp. 5.375%, 03/01/2030 (D)	60,000	55,240
Apple, Inc. 2.650%, 05/11/2050	22,000	13,474
Ares Finance Company III LLC 4.125%, (4.125% to 6-30-26, then 5 Year CMT + 3.237%), 06/30/2051 (D)	85,000	64,596
Arizona Public Service Company
2.200%, 12/15/2031	15,000	11,356
4.200%, 08/15/2048	15,000	10,782
4.350%, 11/15/2045	5,000	3,756
Ashton Woods USA LLC 4.625%, 04/01/2030 (D)	45,000	36,837
AssuredPartners, Inc. 5.625%, 01/15/2029 (D)	143,000	123,799
AT&T, Inc.
0.900%, 03/25/2024	40,000	39,064
2.300%, 06/01/2027	32,000	28,334
3.500%, 06/01/2041 to 09/15/2053	40,000	25,867
3.650%, 09/15/2059	20,000	12,169
5.400%, 02/15/2034	10,000	9,359
Athene Global Funding 0.914%, 08/19/2024 (D)	40,000	38,098
AutoZone, Inc. 4.750%, 08/01/2032	65,000	59,625
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	29,000	24,277
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (continued)
5.202%, (5.202% to 4-25-28, then SOFR + 1.630%), 04/25/2029	$40,000	$38,532
5.288%, (5.288% to 4-25-33, then SOFR + 1.910%), 04/25/2034	45,000	41,873
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)	40,000	34,835
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	490,000	439,163
Blue Racer Midstream LLC 7.625%, 12/15/2025 (D)	10,000	10,037
Boston Scientific Corp. 2.650%, 06/01/2030	35,000	29,254
BP Capital Markets America, Inc. 4.893%, 09/11/2033	20,000	18,776
Broadcom Corp. 3.875%, 01/15/2027	74,000	69,531
Buckeye Partners LP 9.627%, (3 month LIBOR + 4.020%), 01/22/2078 (H)	128,000	104,677
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (D)	60,000	58,384
Capital One Financial Corp.
2.359%, (2.359% to 7-29-31, then SOFR + 1.337%), 07/29/2032	130,000	89,083
6.312%, (6.312% to 6-8-28, then SOFR + 2.640%), 06/08/2029	25,000	24,432
Carnival Corp. 6.000%, 05/01/2029 (D)	115,000	98,093
CCO Holdings LLC 5.375%, 06/01/2029 (D)	156,000	139,964
Celanese US Holdings LLC
6.330%, 07/15/2029	40,000	39,208
6.550%, 11/15/2030	40,000	39,145
Charter Communications Operating LLC 3.700%, 04/01/2051	40,000	23,276
Cheniere Energy Partners LP 3.250%, 01/31/2032	50,000	39,740
Citigroup, Inc.
4.000%, (4.000% to 12-10-25, then 5 Year CMT + 3.597%), 12/10/2025 (F)	113,000	98,847
7.375%, (7.375% to 5-15-28, then 5 Year CMT + 3.209%), 05/15/2028 (F)	65,000	63,071
Citizens Financial Group, Inc. 5.650%, (5.650% to 10-6-25, then 5 Year CMT + 5.313%), 10/06/2025 (F)	111,000	101,393
Clear Channel Outdoor Holdings, Inc. 9.000%, 09/15/2028 (D)	210,000	207,971
Clearway Energy Operating LLC 3.750%, 02/15/2031 (D)	100,000	78,880
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030 (D)	165,000	141,514
CMS Energy Corp. 4.750%, (4.750% to 3-1-30, then 5 Year CMT + 4.116%), 06/01/2050	75,000	63,979
CoBank ACB 6.250%, (6.250% to 10-1-26, then 3 month LIBOR + 4.660%), 10/01/2026 (F)	41,000	39,028
Columbia Pipelines Operating Company LLC 6.497%, 08/15/2043 (D)	20,000	19,482

168

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Comcast Corp.
2.800%, 01/15/2051	$12,000	$7,024
3.750%, 04/01/2040	42,000	32,535
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (D)	105,000	91,800
Conagra Brands, Inc. 5.400%, 11/01/2048	20,000	16,963
Corebridge Financial, Inc.
3.900%, 04/05/2032	10,000	8,415
6.050%, 09/15/2033 (D)	45,000	43,736
6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052	71,000	68,017
Corporate Office Properties LP
2.250%, 03/15/2026	25,000	22,508
2.900%, 12/01/2033	15,000	10,508
Covanta Holding Corp.
4.875%, 12/01/2029 (D)	100,000	82,040
5.000%, 09/01/2030	130,000	103,740
CSC Holdings LLC 4.500%, 11/15/2031 (D)	200,000	141,556
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (D)	20,000	19,350
Discover Financial Services 6.125%, (6.125% to 6-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (F)	69,000	66,320
Discovery Communications LLC 5.000%, 09/20/2037	22,000	17,928
DISH DBS Corp.
5.125%, 06/01/2029	20,000	11,088
5.750%, 12/01/2028 (D)	26,000	19,988
Dollar General Corp. 5.450%, 07/05/2033	40,000	36,942
Dominion Energy South Carolina, Inc. 5.300%, 05/15/2033	12,000	11,635
Dominion Energy, Inc.
3.071%, 08/15/2024	40,000	38,940
4.350%, (4.350% to 1-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (F)	90,000	77,707
4.650%, (4.650% to 12-15-24, then 5 Year CMT + 2.993%), 12/15/2024 (F)	45,000	41,191
4.850%, 08/15/2052	20,000	16,166
Duke Energy Corp. 4.875%, (4.875% to 9-16-24, then 5 Year CMT + 3.388%), 09/16/2024 (F)	34,000	33,092
Edison International
5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (F)	151,000	133,215
6.950%, 11/15/2029	50,000	51,565
Emera US Finance LP 4.750%, 06/15/2046	30,000	22,132
Energy Transfer LP
4.200%, 04/15/2027	15,000	14,134
4.750%, 01/15/2026	22,000	21,407
5.000%, 05/15/2050	10,000	7,844
EnLink Midstream LLC 5.625%, 01/15/2028 (D)	75,000	70,911
EnLink Midstream Partners LP 5.450%, 06/01/2047	86,000	67,194
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	$18,000	$15,840
8.619%, (3 month CME Term SOFR + 3.248%), 08/16/2077 (H)	86,000	84,954
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (D)	50,000	41,843
Fifth Third Bancorp
4.500%, (4.500% to 9-30-25, then 5 Year CMT + 4.215%), 09/30/2025 (F)	93,000	83,289
6.339%, (6.339% to 7-27-28, then SOFR + 2.340%), 07/27/2029	5,000	4,939
First Student Bidco, Inc. 4.000%, 07/31/2029 (D)	125,000	105,743
FirstCash, Inc.
4.625%, 09/01/2028 (D)	118,000	104,557
5.625%, 01/01/2030 (D)	115,000	103,469
FirstEnergy Corp.
5.100%, 07/15/2047	25,000	21,216
7.375%, 11/15/2031	15,000	16,369
Freedom Mortgage Corp.
6.625%, 01/15/2027 (D)	19,000	16,698
7.625%, 05/01/2026 (D)	82,000	76,430
12.000%, 10/01/2028 (D)	37,000	37,623
12.250%, 10/01/2030 (D)	60,000	61,329
Frontier Communications Holdings LLC 6.750%, 05/01/2029 (D)	135,000	103,866
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (F)	114,000	97,425
Georgia Power Company
4.300%, 03/15/2042	30,000	23,999
5.125%, 05/15/2052	25,000	22,028
Gilead Sciences, Inc.
2.800%, 10/01/2050	20,000	12,080
4.600%, 09/01/2035	10,000	9,151
5.250%, 10/15/2033	20,000	19,508
Glencore Funding LLC
6.125%, 10/06/2028 (D)	30,000	29,949
6.500%, 10/06/2033 (D)	205,000	204,638
Global Atlantic Fin Company 7.950%, 06/15/2033 (D)	101,000	97,047
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)(I)	400,000	328,079
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (D)	80,000	78,637
Hanesbrands, Inc. 9.000%, 02/15/2031 (D)(I)	75,000	71,486
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (D)	59,404	53,455
HCA, Inc.
3.500%, 09/01/2030	25,000	21,151
4.625%, 03/15/2052	25,000	18,770
HEICO Corp. 5.350%, 08/01/2033	35,000	33,149
Hess Corp. 7.125%, 03/15/2033	35,000	36,959
Hightower Holding LLC 6.750%, 04/15/2029 (D)	180,000	154,573
Highwoods Realty LP 4.125%, 03/15/2028	18,000	16,085

169

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
HUB International, Ltd. 5.625%, 12/01/2029 (D)	$125,000	$108,845
Humana, Inc. 3.125%, 08/15/2029	30,000	26,240
Huntington Bancshares, Inc.
4.000%, 05/15/2025	30,000	28,715
4.443%, (4.443% to 8-4-27, then SOFR + 1.970%), 08/04/2028	25,000	23,092
4.450%, (4.450% to 10-15-27, then 7 Year CMT + 4.045%), 10/15/2027 (F)	40,000	32,355
6.208%, (6.208% to 8-21-28, then SOFR + 2.020%), 08/21/2029	20,000	19,565
Illumina, Inc. 5.750%, 12/13/2027	20,000	19,665
Intel Corp.
3.050%, 08/12/2051	15,000	9,118
4.900%, 08/05/2052	15,000	12,582
5.700%, 02/10/2053	10,000	9,378
Intercontinental Exchange, Inc. 4.950%, 06/15/2052	20,000	17,353
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (D)	50,000	37,613
Iron Mountain, Inc. 7.000%, 02/15/2029 (D)	150,000	146,705
JBS USA LUX SA 7.250%, 11/15/2053 (D)	25,000	24,169
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	30,000	24,317
4.323%, (4.323% to 4-26-27, then SOFR + 1.560%), 04/26/2028	45,000	42,696
KeySpan Gas East Corp. 5.994%, 03/06/2033 (D)	105,000	101,328
Kilroy Realty LP 2.500%, 11/15/2032	15,000	10,244
Kyndryl Holdings, Inc.
3.150%, 10/15/2031	65,000	49,231
4.100%, 10/15/2041	60,000	39,446
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	43,000	35,260
Lear Corp. 3.800%, 09/15/2027	7,000	6,467
LFS Topco LLC 5.875%, 10/15/2026 (D)	80,000	68,530
Liberty Mutual Group, Inc.
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	123,000	101,123
4.300%, 02/01/2061 (D)	275,000	162,358
Lincoln National Corp. 3.050%, 01/15/2030	25,000	20,436
Lowe's Companies, Inc.
4.250%, 04/01/2052	15,000	11,065
4.500%, 04/15/2030	10,000	9,331
5.625%, 04/15/2053	10,000	9,089
LSF9 Atlantis Holdings LLC 7.750%, 02/15/2026 (D)	80,000	72,639
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR + 1.780%), 08/16/2028	40,000	36,843
5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	5,000	4,324
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
M&T Bank Corp. (continued)
5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (F)	$62,000	$50,784
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	100,000	82,297
Medline Borrower LP 5.250%, 10/01/2029 (D)	170,000	146,930
Merck & Company, Inc.
4.300%, 05/17/2030	20,000	18,902
5.150%, 05/17/2063	10,000	9,120
Meta Platforms, Inc.
3.850%, 08/15/2032	20,000	17,744
5.600%, 05/15/2053	30,000	28,394
Micron Technology, Inc.
4.185%, 02/15/2027	40,000	37,634
5.875%, 09/15/2033	10,000	9,525
Midcap Financial Issuer Trust 6.500%, 05/01/2028 (D)	60,000	51,792
Monongahela Power Company 5.850%, 02/15/2034 (D)	20,000	19,631
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	22,000	21,132
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	42,000	36,182
MSCI, Inc. 3.625%, 09/01/2030 (D)	115,000	96,386
National Rural Utilities Cooperative Finance Corp. 8.541%, (3 month CME Term SOFR + 3.172%), 04/30/2043 (H)	42,000	41,265
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/2031 (D)	91,000	75,277
NCL Corp., Ltd. 7.750%, 02/15/2029 (D)	125,000	116,016
NCR Atleos Escrow Corp. 9.500%, 04/01/2029 (D)	145,000	140,244
Nordstrom, Inc. 2.300%, 04/08/2024	35,000	34,267
Novelis Corp. 4.750%, 01/30/2030 (D)	160,000	138,472
NRG Energy, Inc. 7.000%, 03/15/2033 (D)	100,000	96,617
Occidental Petroleum Corp. 4.500%, 07/15/2044	50,000	35,217
OneMain Finance Corp.
6.625%, 01/15/2028	50,000	46,134
9.000%, 01/15/2029	180,000	179,419
ONEOK, Inc.
5.800%, 11/01/2030	30,000	29,372
6.350%, 01/15/2031	20,000	20,114
6.625%, 09/01/2053	15,000	14,688
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)	118,000	94,149
Oracle Corp. 3.600%, 04/01/2050	75,000	48,514
Outfront Media Capital LLC 4.625%, 03/15/2030 (D)	195,000	153,291
Ovintiv, Inc. 5.650%, 05/15/2025	25,000	24,857
Owens & Minor, Inc. 4.500%, 03/31/2029 (D)	90,000	74,068
Pacific Gas & Electric Company
3.400%, 08/15/2024	40,000	39,039

170

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Pacific Gas & Electric Company (continued)
4.550%, 07/01/2030	$25,000	$22,099
4.950%, 07/01/2050	63,000	46,958
6.700%, 04/01/2053	68,000	63,863
Paramount Global
4.000%, 01/15/2026	25,000	23,670
6.250%, (6.250% to 2-28-27, then 3 month LIBOR + 3.899%), 02/28/2057	95,000	71,582
6.375%, (6.375% to 3-30-27, then 5 Year CMT + 3.999%), 03/30/2062	130,000	102,103
Patterson-UTI Energy, Inc. 7.150%, 10/01/2033	15,000	15,054
PennyMac Financial Services, Inc. 5.750%, 09/15/2031 (D)	48,000	39,262
Penske Truck Leasing Company LP
5.750%, 05/24/2026 (D)	40,000	39,411
6.050%, 08/01/2028 (D)	15,000	14,812
Performance Food Group, Inc. 4.250%, 08/01/2029 (D)	212,000	183,134
Philip Morris International, Inc.
5.125%, 02/15/2030	30,000	28,771
6.375%, 05/16/2038	15,000	15,280
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	118,000	106,965
PPL Capital Funding, Inc. 8.317%, (3 month CME Term SOFR + 2.927%), 03/30/2067 (H)	39,000	35,692
Presidio Holdings, Inc. 8.250%, 02/01/2028 (D)	53,000	50,652
Principal Life Global Funding II 1.375%, 01/10/2025 (D)	45,000	42,483
Qualcomm, Inc. 4.500%, 05/20/2052	20,000	16,400
Range Resources Corp.
4.750%, 02/15/2030 (D)	15,000	13,313
8.250%, 01/15/2029	45,000	46,135
Regions Financial Corp. 1.800%, 08/12/2028	25,000	20,287
RHP Hotel Properties LP 7.250%, 07/15/2028 (D)	25,000	24,562
Royalty Pharma PLC
3.300%, 09/02/2040	21,000	13,750
3.350%, 09/02/2051	10,000	5,787
Sasol Financing USA LLC 8.750%, 05/03/2029 (D)	200,000	192,295
Sempra
4.125%, (4.125% to 1-1-27, then 5 Year CMT + 2.868%), 04/01/2052	190,000	153,687
4.875%, (4.875% to 10-15-25, then 5 Year CMT + 4.550%), 10/15/2025 (F)	70,000	66,324
Southern California Edison Company 4.875%, 03/01/2049	15,000	12,255
STL Holding Company LLC 7.500%, 02/15/2026 (D)(I)	100,000	92,467
Synchrony Financial 7.250%, 02/02/2033	205,000	180,935
Targa Resources Partners LP 6.875%, 01/15/2029	40,000	40,038
Terex Corp. 5.000%, 05/15/2029 (D)	128,000	114,627
The Boeing Company
3.950%, 08/01/2059	15,000	9,954
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Boeing Company (continued)
5.805%, 05/01/2050	$30,000	$27,166
The Brooklyn Union Gas Company 6.388%, 09/15/2033 (D)	105,000	102,995
The Charles Schwab Corp.
2.450%, 03/03/2027	35,000	31,176
4.000%, (4.000% to 6-1-26, then 5 Year CMT + 3.168%), 06/01/2026 (F)	38,000	31,738
5.375%, (5.375% to 6-1-25, then 5 Year CMT + 4.971%), 06/01/2025 (F)	34,000	32,665
5.853%, (5.853% to 5-19-33, then SOFR + 2.500%), 05/19/2034	30,000	28,527
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	20,000	16,780
The Gap, Inc.
3.625%, 10/01/2029 (D)	183,000	135,424
3.875%, 10/01/2031 (D)	347,000	243,809
The Goldman Sachs Group, Inc.
1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	50,000	44,148
2.600%, 02/07/2030	35,000	28,665
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	42,000	39,753
7.500%, (7.500% to 2-10-29, then 5 Year CMT + 3.156%), 02/10/2029 (F)	33,000	32,616
The Michaels Companies, Inc. 7.875%, 05/01/2029 (D)	52,000	33,948
The Southern Company
4.000%, (4.000% to 10-15-25, then 5 Year CMT + 3.733%), 01/15/2051	69,000	63,824
5.500%, 03/15/2029	10,000	9,937
5.700%, 03/15/2034	5,000	4,897
The Toledo Hospital 5.750%, 11/15/2038	100,000	97,054
The William Carter Company 5.625%, 03/15/2027 (D)	393,000	377,968
T-Mobile USA, Inc.
3.000%, 02/15/2041	20,000	13,253
4.750%, 02/01/2028	20,000	19,170
6.000%, 06/15/2054	15,000	14,298
Uber Technologies, Inc. 4.500%, 08/15/2029 (D)	199,000	177,877
UnitedHealth Group, Inc.
2.000%, 05/15/2030	40,000	32,390
3.750%, 10/15/2047	27,000	19,857
Unum Group 4.125%, 06/15/2051	30,000	19,703
Verizon Communications, Inc.
2.100%, 03/22/2028	37,000	31,781
3.400%, 03/22/2041	22,000	15,597
Victoria's Secret & Company 4.625%, 07/15/2029 (D)	110,000	79,741
Viking Cruises, Ltd.
7.000%, 02/15/2029 (D)	80,000	73,600
9.125%, 07/15/2031 (D)	75,000	75,035
Virginia Electric & Power Company 6.000%, 05/15/2037	5,000	4,956
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (D)(F)	17,000	16,187

171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Vital Energy, Inc. 9.750%, 10/15/2030		$80,000	$81,783
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042		37,000	28,615
5.141%, 03/15/2052		6,000	4,458
Wells Fargo & Company
3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (F)		114,000	99,562
4.611%, (4.611% to 4-25-52, then SOFR + 2.130%), 04/25/2053		15,000	11,744
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028		40,000	38,171
5.389%, (5.389% to 4-24-33, then SOFR + 2.020%), 04/24/2034		50,000	46,745
5.574%, (5.574% to 7-25-28, then SOFR + 1.740%), 07/25/2029		15,000	14,634
Western Midstream Operating LP
4.050%, 02/01/2030		183,000	159,959
6.350%, 01/15/2029		20,000	20,041
Willis North America, Inc. 5.350%, 05/15/2033		20,000	18,657
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)		110,000	108,514
			14,768,127
TOTAL CORPORATE BONDS (Cost $25,331,904)			$23,202,045
CONVERTIBLE BONDS - 6.1%
Canada - 0.1%
Shopify, Inc. 0.125%, 11/01/2025		125,000	111,438
China - 0.3%
NIO, Inc. 0.500%, 02/01/2027		402,000	350,745
Smart Insight International, Ltd. 4.500%, 12/05/2023	HKD	2,000,000	39,587
			390,332
Denmark - 0.2%
Ascendis Pharma A/S 2.250%, 04/01/2028		$395,000	360,438
Italy - 0.1%
DiaSorin SpA 5.701%, 05/05/2028 (C)	EUR	100,000	81,635
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)		$515,000	25,750
Singapore - 0.3%
Sea, Ltd. 0.250%, 09/15/2026		513,000	409,118
United States - 5.1%
3D Systems Corp. 10.814%, 11/15/2026 (C)		28,000	20,216
Affirm Holdings, Inc. 9.664%, 11/15/2026 (C)		100,000	74,630
Airbnb, Inc. 5.264%, 03/15/2026 (C)		150,000	132,000
Alarm.com Holdings, Inc. 6.481%, 01/15/2026 (C)		160,000	138,240
Alliant Energy Corp. 3.875%, 03/15/2026 (D)		315,000	304,290
American Water Capital Corp. 3.625%, 06/15/2026 (D)		315,000	303,597
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026		60,000	74,214
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Axon Enterprise, Inc. 0.500%, 12/15/2027 (D)	$33,000	$35,145
Bandwidth, Inc.
0.250%, 03/01/2026	57,000	45,429
0.500%, 04/01/2028	90,000	57,600
Bentley Systems, Inc. 0.125%, 01/15/2026	145,000	139,925
Beyond Meat, Inc. 46.854%, 03/15/2027 (C)	130,000	33,800
BILL Holdings, Inc. 6.134%, 04/01/2027 (C)	136,000	110,075
Block, Inc.
0.125%, 03/01/2025	85,000	78,880
0.250%, 11/01/2027	197,000	147,872
Cable One, Inc. 1.125%, 03/15/2028	60,000	44,640
Cardlytics, Inc. 1.000%, 09/15/2025	80,000	48,848
CenterPoint Energy, Inc. 4.250%, 08/15/2026 (D)	315,000	307,283
Ceridian HCM Holding, Inc. 0.250%, 03/15/2026	149,000	131,031
CMS Energy Corp. 3.375%, 05/01/2028 (D)	85,000	79,688
Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/2026	495,000	408,684
Cytokinetics, Inc. 3.500%, 07/01/2027	80,000	67,848
DigitalOcean Holdings, Inc. 8.711%, 12/01/2026 (C)	127,000	97,079
DraftKings Holdings, Inc. 6.365%, 03/15/2028 (C)	45,000	34,043
Dropbox, Inc. 1.222%, 03/01/2028 (C)	145,000	137,315
Duke Energy Corp. 4.125%, 04/15/2026 (D)	395,000	383,348
Etsy, Inc. 0.250%, 06/15/2028	190,000	143,545
Euronet Worldwide, Inc. 0.750%, 03/15/2049	42,000	38,588
Exact Sciences Corp. 0.375%, 03/15/2027	125,000	113,125
FirstEnergy Corp. 4.000%, 05/01/2026 (D)	320,000	308,000
Fluor Corp. 1.125%, 08/15/2029 (D)	34,000	35,139
Health Catalyst, Inc. 2.500%, 04/15/2025	5,000	4,760
JetBlue Airways Corp. 0.500%, 04/01/2026	400,000	309,240
John Bean Technologies Corp. 0.250%, 05/15/2026	125,000	112,125
Lumentum Holdings, Inc. 0.500%, 06/15/2028	100,000	72,630
MP Materials Corp. 0.250%, 04/01/2026 (D)	345,000	296,286
Nabors Industries, Inc. 0.750%, 01/15/2024	26,000	25,116
NCL Corp., Ltd. 2.500%, 02/15/2027	129,000	111,198
Nutanix, Inc. 0.250%, 10/01/2027	50,000	44,625
NuVasive, Inc. 0.375%, 03/15/2025	95,000	87,495

172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Okta, Inc. 0.125%, 09/01/2025	$110,000	$99,605
ON Semiconductor Corp. 0.500%, 03/01/2029 (D)	22,000	24,156
PAR Technology Corp. 1.500%, 10/15/2027	25,000	20,675
Patrick Industries, Inc. 1.750%, 12/01/2028	52,000	49,062
Pebblebrook Hotel Trust 1.750%, 12/15/2026	75,000	62,205
Pegasystems, Inc. 0.750%, 03/01/2025	132,000	120,648
Rapid7, Inc. 0.250%, 03/15/2027	135,000	115,003
Redfin Corp. 0.500%, 04/01/2027	130,000	75,400
Repay Holdings Corp. 9.455%, 02/01/2026 (C)(D)	475,000	383,278
Shake Shack, Inc. 6.907%, 03/01/2028 (C)	25,000	18,531
Shift4 Payments, Inc. 0.500%, 08/01/2027	90,000	76,896
Snap, Inc. 0.125%, 03/01/2028	670,000	461,630
Southwest Airlines Company 1.250%, 05/01/2025	15,000	14,888
Splunk, Inc. 1.125%, 06/15/2027	100,000	94,350
Spotify USA, Inc. 6.715%, 03/15/2026 (C)	150,000	127,575
Stem, Inc. 0.500%, 12/01/2028 (D)	135,000	77,693
Teladoc Health, Inc. 1.250%, 06/01/2027	107,000	85,268
The Greenbrier Companies, Inc. 2.875%, 04/15/2028	125,000	117,750
The Southern Company 3.875%, 12/15/2025 (D)	390,000	379,080
Uber Technologies, Inc. 3.146%, 12/15/2025 (C)	155,000	144,602
Ventas Realty LP 3.750%, 06/01/2026 (D)	96,000	93,552
Western Digital Corp. 1.500%, 02/01/2024	45,000	44,235
		7,823,674
TOTAL CONVERTIBLE BONDS (Cost $10,359,100)		$9,202,385
MUNICIPAL BONDS - 0.2%
United States - 0.2%
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	20,000	21,575
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	125,786
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	15,266
New York City Transitional Finance Authority 4.750%, 02/01/2029	45,000	43,828
Regents of the University of California Medical Center Pooled Revenue 4.563%, 05/15/2053	20,000	16,867
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Sales Tax Securitization Corp. (Illinois) 3.238%, 01/01/2042		$25,000	$18,427
State of Illinois, GO 5.100%, 06/01/2033		40,000	37,972
TOTAL MUNICIPAL BONDS (Cost $370,108)			$279,721
TERM LOANS (J) - 4.5%
Luxembourg - 0.2%
Delta 2 Lux Sarl, Term Loan B (1 month SOFR + 3.000%) 8.331%, 01/15/2030		140,000	139,860
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month SOFR + 3.750%) 9.240%, 10/01/2026		97,254	97,039
			236,899
Netherlands - 0.1%
Boels Topholding BV, 2021 EUR Term Loan B (1 and 3 month EURIBOR + 3.250%) 6.996%, 02/06/2027	EUR	122,931	129,693
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.000%) 6.698%, 07/20/2026		155,000	162,809
United States - 4.1%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 7.196%, 03/11/2025		$82,352	82,146
Artera Services LLC, Incremental Term Loan (3 month SOFR + 3.500%) 8.990%, 03/06/2025		97,750	91,213
Asurion LLC, 2020 Term Loan B8 (3 month SOFR + 3.250%) 8.650%, 12/23/2026		144,484	141,233
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month SOFR + 5.250%) 10.568%, 01/31/2028		245,000	220,020
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.250%) 8.568%, 02/15/2029		88,611	86,811
Avantor Funding, Inc., 2021 Term Loan B5 (1 month SOFR + 2.250%) 7.666%, 11/08/2027		75,543	75,440
Berlin Packaging LLC, 2021 Term Loan B5 (1 month SOFR + 3.750% and 3 month LIBOR + 3.750%) 9.204%, 03/11/2028		166,600	164,607
Brown Group Holding LLC, Term Loan B (1 month SOFR + 2.750%) 8.068%, 06/07/2028		171,254	169,506
Caesars Entertainment, Inc., Term Loan B (1 month SOFR + 3.250%) 8.666%, 02/06/2030		104,475	104,410
Carnival Corp., 2021 Incremental Term Loan B (1 month SOFR + 3.250%) 8.681%, 10/18/2028		162,113	161,099
Charter Communications Operating LLC, 2019 Term Loan B2 (3 month SOFR + 1.750%) 7.116%, 02/01/2027		144,724	144,489
Cinemark USA, Inc., 2023 Term Loan B (1 and 3 month SOFR + 3.750%) 9.093%, 05/24/2030		124,375	124,090
Dcert Buyer, Inc., 2019 Term Loan B (1 month SOFR + 4.000%) 9.316%, 10/16/2026		193,000	191,531

173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
DT Midstream, Inc., Term Loan B (1 month SOFR + 2.000%) 7.318%, 06/26/2028	$51,913	$51,963
EG America LLC, 2021 Term Loan (1 month SOFR + 4.250%) 9.555%, 03/31/2026	89,206	89,067
Elanco Animal Health, Inc., Term Loan B (1 month SOFR + 1.750%) 7.180%, 08/01/2027	103,723	101,634
Emerald Debt Merger Sub LLC, Term Loan B (3 month SOFR + 3.000%) 8.316%, 05/31/2030	191,835	191,476
Epicor Software Corp., 2020 Term Loan (1 month SOFR + 3.250%) 8.681%, 07/30/2027	131,995	131,706
Filtration Group Corp., 2023 USD Term Loan (1 month SOFR + 4.250%) 9.681%, 10/21/2028	109,450	109,496
Gainwell Acquisition Corp., Term Loan B (3 month SOFR + 4.000%) 9.490%, 10/01/2027	111,838	108,936
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month SOFR + 3.750%) 9.181%, 03/06/2028	272,342	271,419
Hanesbrands, Inc., 2023 Term Loan B (1 month SOFR + 3.750%) 9.066%, 03/08/2030	99,500	97,261
HUB International, Ltd., 2023 Term Loan B (3 month SOFR + 4.250%) 9.584%, 06/20/2030	104,517	104,692
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 8.316%, 12/15/2027	196,000	195,094
LBM Acquisition LLC, Term Loan B (1 month SOFR + 3.750%) 9.068%, 12/17/2027	200,547	195,419
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 3.750%) 9.180%, 03/01/2029	128,375	125,205
Medline Borrower LP, USD Term Loan B (1 month SOFR + 3.250%) 8.681%, 10/23/2028	201,925	201,259
MH Sub I LLC, 2023 Term Loan (1 month SOFR + 4.250%) 9.568%, 05/03/2028	98,235	94,904
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan (1 month SOFR + 3.250%) 8.692%, 10/05/2028	97,296	97,144
Pathway Vet Alliance LLC, 2021 Term Loan (1 month SOFR + 3.750%) 9.181%, 03/31/2027	120,696	112,566
Polaris Newco LLC, USD Term Loan B (1 month SOFR + 4.000%) 9.431%, 06/02/2028	117,600	112,434
Quartz Acquireco LLC, Term Loan B (1 month SOFR + 3.500%) 8.818%, 06/28/2030	100,000	99,750
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month SOFR + 2.625%) 8.056%, 02/01/2027	192,500	192,019
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month SOFR + 3.750%) 9.066%, 02/24/2028	193,995	193,487
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
SRS Distribution, Inc., 2021 Term Loan B (1 month SOFR + 3.500%) 8.931%, 06/02/2028	$151,900	$150,191
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month SOFR + 1.750%) 7.181%, 04/16/2025	79,623	79,562
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month SOFR + 1.750%) 7.181%, 04/16/2025	75,186	75,129
Surgery Center Holdings, Inc., 2021 Term Loan (1 month SOFR + 3.750%) 9.189%, 08/31/2026	87,207	87,241
Tecta America Corp., 2021 Term Loan (1 month SOFR + 4.000%) 9.431%, 04/10/2028	127,075	126,667
The Michaels Companies, Inc., 2021 Term Loan B (3 month SOFR + 4.250%) 9.902%, 04/15/2028	127,075	115,695
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%) 7.788%, 05/30/2025	166,331	166,305
UFC Holdings LLC, 2021 Term Loan B (3 month SOFR + 2.750%) 8.369%, 04/29/2026	175,861	175,581
UKG, Inc., Term Loan B (3 month SOFR + 3.750%) 9.219%, 05/04/2026	144,724	144,453
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 9.140%, 11/22/2029	199,777	199,471
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month SOFR + 3.250%) 8.697%, 01/31/2029	145,000	141,275
Windsor Holdings III LLC, USD Term Loan B (1 month SOFR + 4.500%) 9.830%, 08/01/2030	115,000	114,425
WW International, Inc., 2021 Term Loan B (1 month SOFR + 3.500%) 8.931%, 04/13/2028	94,500	71,033
		6,280,554
TOTAL TERM LOANS (Cost $6,880,219)		$6,809,955
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
Commercial and residential - 1.5%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(K)	180,000	155,377
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1 (2.115% to 10-25-23, then 3.115% thereafter), 2.115%, 11/25/2024 (D)	61,146	60,515
BANK
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	47,564
Series 2021-BN35, Class XA IO, 1.148%, 06/15/2064	1,317,236	72,002
Series 2021-BN37, Class XA IO, 0.706%, 11/15/2064	993,241	30,052
Series 2022-BNK42, Class AS, 4.879%, 06/15/2055 (K)	60,000	52,370
BBCMS Mortgage Trust, Series 2023-C20, Class AS, 5.973%, 07/15/2056 (K)	15,000	14,439
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (K)	85,000	74,359

174

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B10, Class XA IO, 1.356%, 03/15/2062	$535,392	$25,010
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (K)	60,000	48,324
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(K)	180,000	164,792
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(K)	100,000	70,522
BX Commercial Mortgage Trust, Series 2020-VKNG, Class F (1 month CME Term SOFR + 2.864%), 8.197%, 10/15/2037 (D)(H)	189,000	182,345
BX Trust
Series 2021-ARIA, Class C (1 month CME Term SOFR + 1.760%), 7.092%, 10/15/2036 (D)(H)	25,000	24,082
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.946%, 01/15/2034 (D)(H)	49,733	48,546
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%), 8.022%, 05/15/2038 (D)(H)	50,000	50,063
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E (1 month CME Term SOFR + 2.197%), 7.530%, 12/15/2037 (D)(H)	120,000	118,504
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572%, 07/10/2028 (D)(K)	100,000	99,591
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, 05/10/2050 (K)	25,000	18,321
LHOME Mortgage Trust, Series 2021-RTL2, Class A1 (2.090% to 1-25-24, then 3.090% thereafter), 2.090%, 06/25/2026 (D)	118,328	116,403
MFA Trust, Series 2023-NQM1, Class A1 (5.750% to 1-1-27, then 6.750% thereafter), 5.750%, 11/25/2067 (D)	93,376	91,282
NYMT Loan Trust I, Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter), 2.239%, 05/25/2026 (D)	172,315	170,707
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (D)	108,976	102,446
PRPM LLC, Series 2021-5, Class A1 (1.793% to 6-25-24, then 4.793% to 6-25-25, then 5.793% thereafter), 1.793%, 06/25/2026 (D)	103,863	95,797
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month CME Term SOFR + 1.614%), 6.934%, 11/25/2036 (D)(H)	55,000	53,484
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(K)	100,000	79,935
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (D)(K)	100,000	93,093
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 4.993%, 06/15/2044 (D)(K)	$53,544	$49,796
WSTN Trust, Series 2023-MAUI, Class B, 7.263%, 07/05/2037 (D)(K)	30,000	29,521
		2,239,242
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (1 month SOFR + 3.000%), 8.315%, 12/25/2050 (D)(H)	35,000	34,410
Series 2020-HQA3, Class B1 (1 month SOFR + 5.864%), 11.179%, 07/25/2050 (D)(H)	170,890	186,593
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%), 6.815%, 10/25/2041 (D)(H)	188,000	185,298
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%), 7.565%, 08/25/2033 (D)(H)	169,859	168,852
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 7.415%, 09/25/2041 (D)(H)	355,000	347,950
Series 2021-HQA4, Class M2 (1 month SOFR + 2.350%), 7.665%, 12/25/2041 (D)(H)	210,000	202,913
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%), 8.715%, 01/25/2042 (D)(H)	175,000	175,110
Series 2022-DNA1, Class M2 (1 month SOFR + 2.500%), 7.815%, 01/25/2042 (D)(H)	185,000	180,838
Series 2022-DNA2, Class M2 (1 month SOFR + 3.750%), 9.065%, 02/25/2042 (D)(H)	150,000	153,836
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 8.215%, 04/25/2042 (D)(H)	60,000	61,288
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%), 12.065%, 06/25/2042 (D)(H)	75,000	84,323
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 8.815%, 03/25/2042 (D)(H)	20,000	20,667
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 10.565%, 03/25/2042 (D)(H)	560,000	589,384
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.865%, 08/25/2042 (D)(H)	60,000	62,010
Series 2023-DNA1, Class M2 (1 month SOFR + 5.500%), 10.815%, 03/25/2043 (D)(H)	35,000	37,856
Series 2023-DNA2, Class B1 (1 month SOFR + 7.600%), 12.915%, 04/25/2043 (D)(H)	20,000	21,691
Series 2023-HQA2, Class M1B (1 month SOFR + 3.350%), 8.665%, 06/25/2043 (D)(H)	50,000	51,161
Series 324, Class C18 IO, 4.000%, 12/15/2033	203,868	21,761

175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4446, Class BI IO, 6.500%, 04/15/2039	$83,804	$16,266
Series 4898, Class SA IO, 0.672%, 07/15/2049	487,649	40,798
Series 4954, Class SL IO, 0.621%, 02/25/2050	1,362,183	115,756
Series 4999, Class KS IO, 0.721%, 12/25/2042	384,873	27,890
Series 4999, Class PS IO, 0.521%, 03/25/2044	484,130	32,684
Series K103, Class X1 IO, 0.757%, 11/25/2029	1,020,451	32,097
Series K106, Class X3 IO, 1.986%, 03/25/2048	490,000	45,753
Series K122, Class X1 IO, 0.970%, 11/25/2030	99,322	4,682
Series K129, Class X3 IO, 3.272%, 05/25/2031	165,000	29,515
Series K737, Class X1 IO, 0.746%, 10/25/2026	485,111	7,227
Series K740, Class X3 IO, 2.564%, 11/25/2047	135,000	10,963
Series K742, Class X3, IO, 2.685%, 04/25/2028	100,000	9,307
Series Q014, Class X IO, 2.788%, 10/25/2055	153,723	24,290
Federal National Mortgage Association
Series 2016-88, Class SK IO, 0.571%, 12/25/2046	390,043	33,404
Series 2018-C05, Class 1B1 (1 month SOFR + 4.364%), 9.679%, 01/25/2031 (H)	230,000	249,258
Series 2019-25, Class SA IO, 0.621%, 06/25/2049	1,670,830	138,926
Series 2019-50, Class S IO, 0.621%, 09/25/2049	982,714	83,706
Series 2019-68, Class SC IO, 0.571%, 11/25/2049	324,254	27,504
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	134,804	21,613
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%), 9.815%, 01/25/2042 (D)(H)	175,000	178,938
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%), 11.565%, 03/25/2042 (D)(H)	69,000	75,858
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%), 8.815%, 03/25/2042 (D)(H)	59,000	60,623
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%), 10.565%, 03/25/2042 (D)(H)	165,000	175,568
Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%), 9.815%, 04/25/2042 (D)(H)	70,000	72,232
Series 2023-R01, Class 1B1 (1 month SOFR + 5.100%), 10.415%, 12/25/2042 (D)(H)	20,000	20,950
Series 2023-R02, Class 1M2 (1 month SOFR + 3.350%), 8.665%, 01/25/2043 (D)(H)	40,000	41,425
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R03, Class 2M2 (1 month SOFR + 3.900%), 9.215%, 04/25/2043 (D)(H)	$35,000	$36,560
Series 2023-R05, Class 1M2 (1 month SOFR + 3.100%), 8.415%, 06/25/2043 (D)(H)	36,000	36,883
Series 2023-R06, Class 1B1 (1 month SOFR + 3.900%), 9.215%, 07/25/2043 (D)(H)	20,000	20,179
Series 410, Class C8 IO, 4.000%, 04/25/2032	122,506	12,345
Series 437, Class C8 IO, 2.500%, 06/25/2052	124,254	19,097
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	129,830	25,775
Series 2017-130, Class IO, 4.500%, 02/20/2040	134,196	25,357
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	113,212	22,065
		4,361,435
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,722,073)		$6,600,677
ASSET BACKED SECURITIES - 3.3%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 7.047%, 08/15/2034 (D)(H)	110,000	105,296
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 02/20/2030 (D)	100,000	99,178
Bain Capital Credit CLO, Ltd., Series 2020-5A, Class E (3 month CME Term SOFR + 7.162%), 12.488%, 01/20/2032 (D)(H)	250,000	243,209
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E (3 month CME Term SOFR + 7.282%), 12.590%, 01/15/2033 (D)(H)	250,000	242,833
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 8.776%, 08/15/2031 (D)(H)	250,000	227,401
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (D)	123,125	112,553
BSPRT Issuer, Ltd., Series 2023-FL10, Class A (1 month CME Term SOFR + 2.259%), 7.559%, 09/15/2035 (D)(H)	100,000	99,564
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.710%, 07/10/2029 (D)	10,000	9,889
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	88,592

176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668%, 10/25/2049 (D)	$48,250	$41,748
Series 2021-1A, Class A2II, 3.151%, 04/25/2051 (D)	58,650	47,251
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	39,767
Series 2023-4A, Class C, 6.510%, 08/15/2028	50,000	50,042
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	99,498
Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 02/15/2036 (D)	100,000	98,525
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C, 6.380%, 12/15/2028 (D)	32,000	31,821
Series 2023-3A, Class D, 6.440%, 05/15/2029 (D)	30,000	29,643
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 7.097%, 07/15/2039 (D)(H)	100,000	95,008
Hertz Vehicle Financing LLC
Series 2021-2A, Class B, 2.120%, 12/27/2027 (D)	100,000	87,644
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	86,288
Series 2022-2A, Class B, 2.650%, 06/26/2028 (D)	100,000	87,492
Series 2023-4A, Class A, 6.150%, 03/25/2030 (D)	100,000	99,648
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	149,545	136,502
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	185,479	159,516
LCM XXV, Ltd., Series 25A, Class B2 (3 month CME Term SOFR + 1.912%), 7.238%, 07/20/2030 (D)(H)	250,000	244,267
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 06/15/2026 (D)	71,210	68,456
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	136,524	117,729
MFA LLC, Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter), 2.363%, 03/25/2060 (D)	56,424	54,137
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061 (D)	120,000	103,476
Octagon Investment Partners 49, Ltd., Series 2020-5A, Class D (3 month CME Term SOFR + 3.662%), 8.970%, 01/15/2033 (D)(H)	250,000	243,272
OZLM VII, Ltd., Series 2014-7RA, Class CR (3 month CME Term SOFR + 3.262%), 8.570%, 07/17/2029 (D)(H)	250,000	245,226
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	$185,000	$150,799
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	87,992
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	125,646
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	91,650
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month CME Term SOFR + 2.762%), 8.088%, 12/29/2029 (D)(H)	250,000	246,258
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month CME Term SOFR + 2.412%), 7.722%, 04/18/2033 (D)(H)	250,000	245,516
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	47,740
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 7.897%, 10/15/2034 (D)(H)	100,000	93,070
Vericrest Opportunity Loan Transferee
Series 2021-NPL5, Class A1 (2.116% to 2-25-24, then 5.116% to 2-25-25, then 6.116% thereafter), 2.116%, 03/27/2051 (D)	52,666	49,837
Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter), 1.868%, 08/25/2051 (D)	157,616	145,739
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month CME Term SOFR + 2.511%), 7.821%, 10/18/2031 (D)(H)	250,000	240,258
Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 03/15/2028 (D)	55,000	54,675
TOTAL ASSET BACKED SECURITIES (Cost $5,331,583)		$5,074,651
COMMON STOCKS - 0.0%
United Kingdom - 0.0%
Endeavour Mining PLC	1,012	19,834
TOTAL COMMON STOCKS (Cost $79,464)		$19,834
PREFERRED SECURITIES - 0.5%
Bermuda - 0.0%
Athene Holding, Ltd., 6.375% (6.375% to 6-30-25, then 5 Year CMT + 5.970%)	4,345	104,497
United States - 0.5%
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	219,600
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month LIBOR + 4.697%)	10,000	216,300
AT&T, Inc., 5.000%	1,379	27,883
Bank of America Corp., 7.250%	110	122,343
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	1,350	33,885

177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States (continued)
Wells Fargo & Company, 7.500%	110	$122,650
		742,661
TOTAL PREFERRED SECURITIES (Cost $836,337)		$847,158
SHORT-TERM INVESTMENTS - 13.2%
U.S. Government - 0.0%
U.S. Treasury Bill 5.273%, 10/17/2023 *	$42,000	41,908
Short-term funds - 13.2%
John Hancock Collateral Trust, 5.2943% (L)(M)	28,034	280,217
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (L)	19,757,339	19,757,339
		20,037,556
TOTAL SHORT-TERM INVESTMENTS (Cost $20,079,483)		$20,079,464
Total Investments (Opportunistic Fixed Income Trust) (Cost $207,360,367) - 124.6%		$189,668,476
Other assets and liabilities, net - (24.6%)		(37,492,894)
TOTAL NET ASSETS - 100.0%		$152,175,582
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
Opportunistic Fixed Income Trust (continued)
THB	Thai Bhat
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $30,345,700 or 19.9% of the fund's net assets as of 9-30-23.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $274,419.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	The rate shown is the annualized seven-day yield as of 9-30-23.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	12	Long	Dec 2023	$1,035,894	$1,017,162	$(18,732)
10-Year U.S. Treasury Note Futures	125	Long	Dec 2023	13,751,126	13,507,813	(243,313)
2-Year U.S. Treasury Note Futures	168	Long	Dec 2023	34,110,823	34,055,438	(55,385)
30-Day Federal Funds Futures	18	Long	Mar 2024	7,092,096	7,094,818	2,722
5-Year U.S. Treasury Note Futures	157	Long	Dec 2023	16,667,971	16,541,422	(126,549)
Euro SCHATZ Futures	1	Long	Dec 2023	111,385	111,001	(384)
Ultra U.S. Treasury Bond Futures	5	Long	Dec 2023	573,886	557,813	(16,073)
10-Year Australian Treasury Bond Futures	7	Short	Dec 2023	(509,423)	(504,528)	4,895
10-Year Japan Government Bond Futures	9	Short	Dec 2023	(8,791,343)	(8,730,193)	61,150
178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year Canada Government Bond Futures	2	Short	Dec 2023	$(160,866)	$(158,999)	$1,867
Euro-BTP Italian Government Bond Futures	27	Short	Dec 2023	(3,243,870)	(3,132,325)	111,545
Euro-Buxl Futures	18	Short	Dec 2023	(2,485,559)	(2,328,573)	156,986
Euro-OAT Futures	15	Short	Dec 2023	(1,998,671)	(1,953,798)	44,873
German Euro BOBL Futures	4	Short	Dec 2023	(490,138)	(489,507)	631
German Euro BUND Futures	4	Short	Dec 2023	(538,179)	(544,019)	(5,840)
U.K. Long Gilt Bond Futures	7	Short	Dec 2023	(813,067)	(804,192)	8,875
U.S. Treasury Long Bond Futures	24	Short	Dec 2023	(2,876,040)	(2,730,750)	145,290
Ultra U.S. Treasury Bond Futures	6	Short	Dec 2023	(727,647)	(712,125)	15,522
						$88,080

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,632,000	USD	1,048,606	MSI	10/31/2023	$1,658	—
AUD	35,000	USD	22,537	HSBC	12/20/2023	27	—
AUD	45,000	USD	28,942	JPM	12/20/2023	69	—
BRL	44,602,000	USD	8,891,496	CITI	10/3/2023	—	$(18,213)
BRL	860,000	USD	171,739	GSI	10/3/2023	—	(647)
BRL	663,000	USD	132,399	MSI	10/3/2023	—	(499)
BRL	5,056,000	USD	1,034,296	SSB	10/3/2023	—	(28,437)
BRL	3,533,000	USD	701,110	CITI	11/3/2023	—	(1,298)
BRL	1,079,000	USD	214,416	GSI	12/4/2023	—	(1,457)
CAD	4,495,000	USD	3,339,735	BARC	10/31/2023	—	(29,045)
CAD	55,000	USD	41,042	JPM	12/20/2023	—	(499)
CLP	14,532,000	USD	16,207	GSI	12/20/2023	49	—
CLP	90,993,000	USD	101,807	MSI	12/20/2023	—	(19)
CNY	969,000	USD	133,264	BARC	12/20/2023	—	(85)
CNY	1,092,000	USD	150,119	MSI	12/20/2023	—	(34)
COP	700,548,000	USD	171,703	CITI	10/31/2023	—	(1,424)
COP	3,456,273,000	USD	867,811	MSI	10/31/2023	—	(27,712)
COP	239,700,000	USD	58,130	CITI	12/20/2023	—	(514)
COP	1,402,120,000	USD	341,939	MSI	12/20/2023	—	(4,913)
CZK	1,100,000	USD	47,836	GSI	12/20/2023	—	(262)
CZK	2,360,000	USD	102,410	HSBC	12/20/2023	—	(342)
CZK	1,170,000	USD	51,156	JPM	12/20/2023	—	(554)
EGP	1,740,000	USD	52,459	CITI	11/28/2023	3,273	—
EGP	2,420,000	USD	73,311	GSI	11/28/2023	4,201	—
EGP	202,000	USD	5,577	GSI	12/11/2023	839	—
EGP	2,716,000	USD	83,492	GSI	12/20/2023	1,961	—
EUR	770,000	USD	810,001	CITI	10/31/2023	5,017	—
EUR	95,000	USD	100,556	MSI	10/31/2023	—	(2)
EUR	46,000	USD	49,110	BARC	12/20/2023	—	(299)
EUR	73,000	USD	78,795	CITI	12/20/2023	—	(1,333)
EUR	126,000	USD	134,414	GSI	12/20/2023	—	(713)
EUR	47,000	USD	50,575	JPM	12/20/2023	—	(702)
GBP	1,529,000	USD	1,870,025	BARC	10/31/2023	—	(4,171)
GBP	624,000	USD	761,932	JPM	10/31/2023	—	(459)
GBP	22,000	USD	26,844	GSI	12/20/2023	13	—
HUF	574,299,000	USD	1,555,951	HSBC	10/31/2023	—	(4,873)
HUF	72,289,000	USD	197,864	GSI	12/20/2023	—	(4,068)
HUF	17,500,000	USD	48,054	JPM	12/20/2023	—	(1,139)
HUF	41,374,000	USD	109,002	MSI	12/20/2023	1,916	—
IDR	28,575,537,000	USD	1,858,451	JPM	10/31/2023	—	(13,059)
IDR	7,485,980,000	USD	486,577	BARC	12/20/2023	—	(3,469)
INR	16,810,000	USD	201,576	DB	12/20/2023	—	(58)
INR	3,450,000	USD	41,342	HSBC	12/20/2023	16	—
JPY	1,176,314,000	USD	7,949,855	JPM	10/31/2023	—	(43,140)
KRW	80,620,000	USD	61,206	JPM	12/20/2023	—	(1,355)
KZT	22,800,000	USD	48,718	BOA	12/20/2023	—	(1,855)
KZT	700,000	USD	1,440	GSI	12/20/2023	—	(2)
KZT	12,800,000	USD	27,509	BOA	2/7/2024	—	(1,467)
179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KZT	10,900,000	USD	23,406	BOA	2/9/2024	—	$(1,238)
MXN	1,696,000	USD	95,404	CITI	12/20/2023	$647	—
MXN	780,000	USD	44,346	GSI	12/20/2023	—	(172)
MXN	11,140,000	USD	620,890	GSI	7/24/2024	—	(12,963)
MXN	3,345,000	USD	183,137	CITI	9/13/2024	—	(2,113)
MXN	4,435,000	USD	240,405	HSBC	9/13/2024	—	(393)
MYR	2,022,000	USD	435,293	HSBC	12/20/2023	—	(1,570)
NOK	24,929,000	USD	2,319,954	BARC	10/31/2023	12,394	—
NZD	456,000	USD	272,051	HSBC	10/31/2023	1,255	—
NZD	50,000	USD	29,793	BARC	12/20/2023	175	—
NZD	35,000	USD	20,649	HSBC	12/20/2023	329	—
PEN	274,000	USD	73,676	CITI	12/20/2023	—	(1,635)
PEN	205,000	USD	54,901	SCB	12/20/2023	—	(1,002)
PLN	229,000	USD	52,875	BOA	12/20/2023	—	(611)
PLN	358,000	USD	81,908	BARC	12/20/2023	—	(202)
PLN	120,000	USD	27,703	GSI	12/20/2023	—	(315)
PLN	1,512,000	USD	350,843	MSI	12/20/2023	—	(5,761)
RON	583,000	USD	125,422	BARC	12/20/2023	—	(1,660)
RON	255,000	USD	54,767	GSI	12/20/2023	—	(634)
SEK	18,895,000	USD	1,704,728	MSI	10/31/2023	26,650	—
THB	30,938,000	USD	876,596	BARC	12/20/2023	—	(20,994)
TRY	8,072,000	USD	288,424	BARC	10/31/2023	—	(3,798)
TRY	5,385,000	USD	185,343	BARC	12/20/2023	—	(5,267)
USD	2,390,847	AUD	3,721,000	MSI	10/31/2023	—	(3,780)
USD	51,624	AUD	80,000	MSI	12/20/2023	50	—
USD	8,905,540	BRL	44,602,000	CITI	10/3/2023	32,257	—
USD	175,251	BRL	860,000	GSI	10/3/2023	4,159	—
USD	136,128	BRL	663,000	MSI	10/3/2023	4,229	—
USD	8,401,403	BRL	41,069,000	SSB	10/3/2023	230,989	—
USD	8,149,986	BRL	41,069,000	CITI	11/3/2023	15,094	—
USD	797,444	BRL	3,965,000	GSI	12/4/2023	14,883	—
USD	59,966	BRL	305,000	MSI	12/4/2023	—	(231)
USD	5,318,315	CAD	7,158,000	BARC	10/31/2023	46,252	—
USD	40,559	CAD	55,000	MSI	12/20/2023	15	—
USD	1,918,273	CHF	1,747,000	GSI	10/31/2023	4,041	—
USD	683,295	CLP	609,328,000	MSI	10/31/2023	—	(1,021)
USD	103,915	CLP	93,507,000	MSI	12/20/2023	—	(685)
USD	156,132	CLP	140,261,000	SSB	12/20/2023	—	(768)
USD	760,216	CNY	5,565,000	MSI	10/31/2023	—	(2,871)
USD	107,034	CNY	779,000	GSI	12/20/2023	—	(32)
USD	84,775	COP	343,644,000	BOA	12/20/2023	2,174	—
USD	126,481	COP	511,236,000	CITI	12/20/2023	3,596	—
USD	477,123	CZK	10,961,000	HSBC	10/31/2023	2,608	—
USD	50,746	CZK	1,160,000	HSBC	12/20/2023	577	—
USD	27,390	CZK	620,000	JPM	12/20/2023	575	—
USD	229,348	CZK	5,239,000	MSI	12/20/2023	2,766	—
USD	38,243	EGP	1,210,000	GSI	11/28/2023	—	(513)
USD	81,430	EUR	77,000	CITI	10/31/2023	—	(72)
USD	8,452,772	EUR	7,943,386	GSI	10/31/2023	44,961	—
USD	212,723	EUR	200,000	JPM	10/31/2023	1,030	—
USD	104,989	EUR	99,000	MSI	10/31/2023	201	—
USD	180,801	EUR	169,000	GSI	12/20/2023	1,471	—
USD	99,260	EUR	93,000	HSBC	12/20/2023	575	—
USD	81,309	EUR	76,000	JPM	12/20/2023	663	—
USD	1,691,461	GBP	1,383,000	BARC	10/31/2023	3,773	—
USD	266,634	GBP	219,000	MSI	10/31/2023	—	(614)
USD	98,560	GBP	79,000	MSI	12/20/2023	2,119	—
USD	259,292	HKD	2,026,000	GSI	10/31/2023	426	—
USD	48,589	HUF	18,100,000	BARC	12/20/2023	65	—
USD	96,536	HUF	35,700,000	JPM	12/20/2023	829	—
USD	60,110	IDR	926,000,000	DB	12/20/2023	351	—
USD	857,406	INR	71,166,000	GSI	10/31/2023	2,354	—
USD	311,414	KRW	416,498,000	BOA	10/31/2023	3,069	—
USD	3,730,587	KRW	4,963,397,000	BARC	10/31/2023	56,038	—
USD	111,744	KRW	147,600,000	JPM	12/20/2023	2,169	—
USD	19,052	KZT	9,100,000	BOA	12/20/2023	348	—
180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	30,704	KZT	14,400,000	GSI	12/20/2023	$1,106	—
USD	26,029	KZT	12,800,000	GSI	2/7/2024	—	$(13)
USD	22,154	KZT	10,900,000	GSI	2/9/2024	—	(13)
USD	1,080,768	MXN	18,730,000	GSI	10/31/2023	11,096	—
USD	791,743	MXN	13,828,000	MSI	10/31/2023	2,024	—
USD	77,289	MXN	1,348,000	GSI	12/20/2023	947	—
USD	761,698	MXN	13,633,000	JPM	12/20/2023	—	(10,389)
USD	640,083	MXN	11,140,000	GSI	1/24/2024	12,965	—
USD	188,930	MXN	3,345,000	CITI	3/13/2024	2,205	—
USD	247,973	MXN	4,435,000	HSBC	3/13/2024	402	—
USD	182,539	MYR	851,000	HSBC	12/20/2023	—	(3)
USD	2,132,247	NOK	22,912,000	BARC	10/31/2023	—	(11,391)
USD	902,145	NOK	9,706,000	GSI	10/31/2023	—	(5,944)
USD	6,340,089	NZD	10,627,000	HSBC	10/31/2023	—	(29,240)
USD	324,306	NZD	547,000	MSI	10/31/2023	—	(3,540)
USD	50,309	NZD	85,000	MSI	12/20/2023	—	(638)
USD	70,185	PEN	268,000	BOA	12/20/2023	—	(278)
USD	474,088	PEN	1,767,000	CITI	12/20/2023	9,506	—
USD	122,062	PEN	456,000	SCB	12/20/2023	2,170	—
USD	1,480,176	PHP	84,111,000	SSB	10/31/2023	—	(6,327)
USD	122,549	PHP	6,970,000	JPM	12/20/2023	—	(544)
USD	1,942,285	PLN	8,393,000	MSI	10/31/2023	22,607	—
USD	99,090	PLN	430,000	BARC	12/20/2023	951	—
USD	71,880	PLN	315,000	GSI	12/20/2023	—	(12)
USD	46,548	PLN	200,000	MSI	12/20/2023	903	—
USD	42,573	RON	200,000	BARC	12/20/2023	116	—
USD	2,947,434	SEK	32,669,000	MSI	10/31/2023	—	(46,078)
USD	1,915,354	SGD	2,613,000	BOA	10/31/2023	1,524	—
USD	51,320	SGD	70,000	BARC	12/20/2023	—	(68)
USD	51,622	SGD	70,000	GSI	12/20/2023	233	—
USD	51,687	SGD	70,000	JPM	12/20/2023	298	—
USD	47,857	SGD	65,000	MSI	12/20/2023	139	—
USD	56,828	THB	2,010,000	JPM	12/20/2023	1,241	—
USD	55,642	UYU	2,140,000	DB	12/20/2023	691	—
USD	166,925	UYU	6,420,000	HSBC	12/20/2023	2,069	—
USD	34,708	UYU	1,362,000	CITI	1/16/2024	13	—
USD	87,897	UYU	3,406,000	DB	1/16/2024	1,134	—
USD	52,462	UYU	2,044,000	HSBC	1/16/2024	393	—
USD	762,743	ZAR	14,380,000	BOA	10/31/2023	5,100	—
USD	734,025	ZAR	13,860,000	MSI	10/31/2023	3,779	—
USD	278,771	ZAR	5,375,000	HSBC	12/20/2023	—	(3,164)
USD	97,801	ZAR	1,902,000	MSI	12/20/2023	—	(1,965)
ZAR	31,998,000	USD	1,694,612	MSI	10/31/2023	—	(8,725)
ZAR	1,110,000	USD	58,369	GSI	12/20/2023	—	(146)
ZAR	440,000	USD	22,810	MSI	12/20/2023	269	—
						$629,077	$(397,511)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	33,820,000	CAD	CAD CORRA Compounded OIS	Fixed 4.500%	Semi-Annual	Semi-Annual	Sep 2025	$(26,966)	$(205,026)	$(231,992)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	1,754	(184,356)	(182,602)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(14,577)	(426,052)	(440,629)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	4,874	(332,752)	(327,878)
Centrally cleared	25,835,000	SEK	SEK STIBOR SIDE	Fixed 3.042%	Annual	Quarterly	Mar 2028	—	(20,633)	(20,633)
Centrally cleared	39,115,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,814)	(66,869)	(69,683)
Centrally cleared	55,310,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	(72,778)	(72,778)
Centrally cleared	4,000,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(574)	(30,233)	(30,807)
Centrally cleared	29,770,000	NOK	NOK NIBOR NIBR	Fixed 3.810%	Annual	Semi-Annual	Sep 2028	(11,616)	(64,112)	(75,728)
Centrally cleared	24,530,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(6,721)	(6,721)
181

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	9,355,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	$(3,919)	$(3,919)
Centrally cleared	15,265,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(6,269)	(6,269)
Centrally cleared	308,595,000	INR	INR MIBOR Compounded OIS	Fixed 6.790%	Semi-Annual	Semi-Annual	Sep 2028	—	(2,076)	(2,076)
Centrally cleared	12,020,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	326	326
Centrally cleared	2,360,000	CAD	CAD CORRA Compounded OIS	Fixed 3.910%	Semi-Annual	Semi-Annual	Dec 2028	$(446)	(26,484)	(26,930)
Centrally cleared	6,320,000	PLN	Fixed 4.309%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2028	—	8,042	8,042
Centrally cleared	5,100,000	PLN	Fixed 4.398%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2028	—	1,964	1,964
Centrally cleared	17,445,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(250)	(142,366)	(142,616)
Centrally cleared	16,930,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	(33,722)	(33,722)
								$(50,615)	$(1,614,036)	$(1,664,651)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	585,000	USD	$585,000	1.000%	Quarterly	Dec 2026	$23,015	$(21,671)	$1,344
BARC	Federative Republic of Brazil	955,000	USD	955,000	1.000%	Quarterly	Jun 2028	47,663	(20,645)	27,018
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	20,296	(6,150)	14,146
BARC	Republic of Colombia	650,000	USD	650,000	1.000%	Quarterly	Jun 2028	46,354	(15,720)	30,634
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(2,620)	(583)	(3,203)
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,363)	160	(3,203)
BARC	United Mexican States	485,000	USD	485,000	1.000%	Quarterly	Jun 2028	(202)	3,154	2,952
BOA	Federative Republic of Brazil	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2027	127,570	(86,380)	41,190
BOA	Federative Republic of Brazil	620,000	USD	620,000	1.000%	Quarterly	Dec 2027	33,834	(22,944)	10,890
CITI	Federative Republic of Brazil	485,000	USD	485,000	1.000%	Quarterly	Dec 2027	26,882	(18,363)	8,519
CITI	United Mexican States	770,000	USD	770,000	1.000%	Quarterly	Jun 2028	5,459	(771)	4,688
GSI	Government of Malaysia	1,600,000	USD	1,600,000	1.000%	Quarterly	Jun 2028	(22,294)	(14,439)	(36,733)
GSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,169)	(4,219)	(7,388)
GSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,811)	(3,577)	(7,388)
GSI	Republic of Indonesia	140,000	USD	140,000	1.000%	Quarterly	Jun 2028	(468)	(429)	(897)
GSI	Republic of Peru	1,130,000	USD	1,130,000	1.000%	Quarterly	Jun 2028	3,078	(13,977)	(10,899)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	734	(5,557)	(4,823)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(1,264)	(3,559)	(4,823)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(5,557)	734	(4,823)
GSI	Republic of the Philippines	865,000	USD	865,000	1.000%	Quarterly	Jun 2028	(3,254)	(5,234)	(8,488)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(85,426)	(25,537)	(110,963)
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	21,263	(7,117)	14,146
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	17,459	(3,313)	14,146
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	13,649	497	14,146
MSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(6,154)	(5,325)	(11,479)
MSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(9,010)	1,622	(7,388)
MSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	21,630	1,935	23,565
MSI	Republic of Peru	375,000	USD	375,000	1.000%	Quarterly	Jun 2028	(1,696)	(1,921)	(3,617)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,779)	(1,044)	(4,823)
				$28,075,000				$256,819	$(280,373)	$(23,554)
Centrally cleared	CDX.EM.38	15,515,000	USD	15,515,000	1.000%	Quarterly	Dec 2027	724,774	(130,960)	593,814
Centrally cleared	CDX.EM.39	8,880,000	USD	8,880,000	1.000%	Quarterly	Jun 2028	475,725	(77,962)	397,763
Centrally cleared	CDX.NA.IG.40	2,195,000	USD	2,195,000	1.000%	Quarterly	Jun 2028	(34,178)	4,765	(29,413)
182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Senior Financials Series 39 Version 1	9,205,000	EUR	$9,959,169	1.000%	Quarterly	Jun 2028	$(56,651)	$(13,828)	$(70,479)
Centrally cleared	iTraxx Europe Series 39 Version 1	2,145,000	EUR	2,364,740	1.000%	Quarterly	Jun 2028	(27,255)	106	(27,149)
Centrally cleared	iTraxx Europe Sub Financials Series 39 Version 1	2,340,000	EUR	2,587,782	1.000%	Quarterly	Jun 2028	57,265	(4,594)	52,671
Centrally cleared	CDX.NA.HY.41	400,000	USD	400,000	5.000%	Quarterly	Dec 2028	(2,796)	(933)	(3,729)
				$41,901,691				$1,136,884	$(223,406)	$913,478
				$69,976,691				$1,393,703	$(503,779)	$889,924
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.14	8.333%	25,000	USD	$25,000	3.000%	Monthly	Dec 2072	$(4,130)	$(1,832)	$(5,962)
MSI	CMBX.NA.AAA.15	1.024%	100,000	USD	100,000	0.500%	Monthly	Nov 2064	(3,178)	75	(3,103)
					$125,000				$(7,308)	$(1,757)	$(9,065)
Centrally cleared	CDX.NA.HY.41	4.803%	490,000	USD	490,000	5.000%	Quarterly	Dec 2028	4,232	337	4,569
					$490,000				$4,232	$337	$4,569
					$615,000				$(3,076)	$(1,420)	$(4,496)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	5,975,000	Dec 2023	JPM	—	$80,116	$80,116
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	3,755,000	Dec 2023	JPM	—	87,459	87,459
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,160,000	Dec 2023	MSI	—	(22,628)	(22,628)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,180,000	Dec 2023	MSI	—	9,100	9,100
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	645,000	Dec 2023	MSI	—	1,047	1,047
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	645,000	Dec 2023	MSI	—	1,057	1,057
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,560,000	Mar 2024	MSI	—	21,918	21,918
								—	$178,069	$178,069

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$5,743	$5,743
183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,990,000	USD	$2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$5,781	$5,781
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	36,981	36,981
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	125,621	125,621
CITI	1,400,000	USD	1,400,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(132)	1,854	1,722
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	58,678	58,678
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(38,916)	407,623	368,707
			$15,980,000						$(39,048)	$642,281	$603,233
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
184

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 2.0%
Hotels, restaurants and leisure – 2.0%
Hyatt Hotels Corp., Class A	37,287	$3,955,405
Wynn Resorts, Ltd.	14,228	1,314,809
		5,270,214
Industrials – 0.5%
Construction and engineering – 0.5%
WillScot Mobile Mini Holdings Corp. (A)	34,559	1,437,309
Real estate – 96.4%
Diversified REITs – 3.1%
American Assets Trust, Inc.	132,719	2,581,385
Empire State Realty Trust, Inc., Class A	690,861	5,554,522
		8,135,907
Health care REITs – 10.6%
CareTrust REIT, Inc.	335,521	6,878,181
Omega Healthcare Investors, Inc.	163,022	5,405,810
Welltower, Inc.	194,622	15,943,434
		28,227,425
Hotel and resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	48,121	4,007,517
Industrial REITs – 17.0%
EastGroup Properties, Inc.	53,168	8,854,067
Plymouth Industrial REIT, Inc.	224,633	4,706,061
Prologis, Inc.	283,113	31,768,110
		45,328,238
Office REITs – 3.4%
Kilroy Realty Corp.	115,279	3,643,969
SL Green Realty Corp.	145,738	5,436,027
		9,079,996
Real estate management and development – 3.9%
CBRE Group, Inc., Class A (A)	54,020	3,989,919
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Corp. Inmobiliaria Vesta SAB de CV, ADR (B)	122,720	$4,033,806
Tricon Residential, Inc.	328,897	2,433,838
		10,457,563
Residential REITs – 16.3%
American Homes 4 Rent, Class A	277,155	9,337,352
AvalonBay Communities, Inc.	88,146	15,138,194
Essex Property Trust, Inc.	31,958	6,777,972
UDR, Inc.	170,535	6,082,983
Veris Residential, Inc.	365,478	6,030,387
		43,366,888
Retail REITs – 12.4%
Brixmor Property Group, Inc.	470,154	9,769,800
Getty Realty Corp.	129,598	3,593,753
Kite Realty Group Trust	94,990	2,034,686
Phillips Edison & Company, Inc.	163,745	5,492,007
Simon Property Group, Inc.	57,312	6,191,415
Tanger Factory Outlet Centers, Inc.	254,439	5,750,321
		32,831,982
Specialized REITs – 28.2%
American Tower Corp.	15,119	2,486,320
CubeSmart	105,124	4,008,378
Digital Realty Trust, Inc.	65,394	7,913,982
EPR Properties	102,533	4,259,221
Equinix, Inc.	31,505	22,880,821
Iron Mountain, Inc.	131,990	7,846,806
Public Storage	55,460	14,614,819
VICI Properties, Inc.	333,123	9,693,879
Weyerhaeuser Company	41,186	1,262,763
		74,966,989
		256,402,505
TOTAL COMMON STOCKS (Cost $269,139,877)		$263,110,028

185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 5.2943% (C)(D)	111,222	$1,111,739
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (C)	1,944,967	1,944,967
TOTAL SHORT-TERM INVESTMENTS (Cost $3,056,773)		$3,056,706
Total Investments (Real Estate Securities Trust) (Cost $272,196,650) – 100.0%		$266,166,734
Other assets and liabilities, net – (0.0%)		(95,294)
TOTAL NET ASSETS – 100.0%		$266,071,440
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $1,088,583.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 16.4%
Interactive media and services – 15.8%
Alphabet, Inc., Class A (A)	541,952	$70,919,839
Baidu, Inc., ADR (A)	106,039	14,246,340
Kanzhun, Ltd., ADR (A)	129,666	1,967,033
Match Group, Inc. (A)	81,300	3,184,928
Meta Platforms, Inc., Class A (A)	93,555	28,086,147
Pinterest, Inc., Class A (A)	551,420	14,904,883
		133,309,170
Wireless telecommunication services – 0.6%
T-Mobile US, Inc. (A)	33,000	4,621,650
		137,930,820
Consumer discretionary – 18.4%
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)	43,960	1,067,349
Broadline retail – 10.0%
Alibaba Group Holding, Ltd., ADR (A)	208,643	18,097,694
Amazon.com, Inc. (A)	294,249	37,404,933
Coupang, Inc. (A)	24,934	423,878
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)	27,357	36,385
Etsy, Inc. (A)	252,333	16,295,665
JD.com, Inc., ADR	114,537	3,336,463
MercadoLibre, Inc. (A)	2,830	3,588,100
Prosus NV (A)	163,561	4,819,493
		84,002,611
Hotels, restaurants and leisure – 4.6%
Booking Holdings, Inc. (A)	6,291	19,401,129
Deliveroo PLC (A)(B)	2,546,500	3,704,371
Delivery Hero SE (A)(B)	298,196	8,514,533
DoorDash, Inc., Class A (A)	51,387	4,083,725
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Tongcheng Travel Holdings, Ltd. (A)	1,442,400	$3,154,943
		38,858,701
Specialty retail – 3.7%
Auto1 Group SE (A)(B)	490,222	3,124,674
Warby Parker, Inc., Class A (A)	132,298	1,741,042
Zalando SE (A)(B)	1,181,236	26,245,108
		31,110,824
		155,039,485
Consumer staples – 0.6%
Consumer staples distribution and retail – 0.6%
Maplebear, Inc. (A)(C)	174,718	5,187,377
Financials – 3.1%
Financial services – 3.1%
Mastercard, Inc., Class A	32,891	13,021,876
Visa, Inc., Class A	56,423	12,977,854
		25,999,730
Health care – 0.3%
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	10,284	2,092,280
Industrials – 0.7%
Ground transportation – 0.7%
Uber Technologies, Inc. (A)	132,862	6,110,323
Information technology – 58.8%
Communications equipment – 0.3%
Arista Networks, Inc. (A)	13,719	2,523,336
IT services – 3.7%
Accenture PLC, Class A	100,772	30,948,089
Semiconductors and semiconductor equipment – 22.8%
Advanced Micro Devices, Inc. (A)	273,335	28,104,305
ASML Holding NV, NYRS	17,376	10,228,556
KLA Corp.	27,722	12,714,973
Lam Research Corp.	19,468	12,201,958
Micron Technology, Inc.	71,927	4,893,194
NVIDIA Corp.	99,830	43,425,052
Qualcomm, Inc.	302,095	33,550,671
Silergy Corp.	418,000	3,962,151
Taiwan Semiconductor Manufacturing Company, Ltd.	1,132,000	18,458,656
Texas Instruments, Inc.	152,913	24,314,696
		191,854,212
Software – 26.0%
Adobe, Inc. (A)	17,283	8,812,602
DocuSign, Inc. (A)	589,264	24,749,088
Fortinet, Inc. (A)	151,892	8,913,023
Gen Digital, Inc.	394,940	6,982,539
Intuit, Inc.	34,838	17,800,128
Klaviyo, Inc., Class A (A)	16,104	555,588
Microsoft Corp.	283,365	89,472,492
Salesforce, Inc. (A)	208,241	42,227,110
Samsara, Inc., Class A (A)	25,194	635,141
TeamViewer SE (A)(B)	217,335	3,652,865
Workday, Inc., Class A (A)	40,953	8,798,752
Zoom Video Communications, Inc., Class A (A)	86,499	6,049,740
		218,649,068
Technology hardware, storage and peripherals – 6.0%
Pure Storage, Inc., Class A (A)	433,784	15,451,386
Samsung Electronics Company, Ltd.	526,138	26,598,438

186

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp. (A)	177,946	$8,119,676
		50,169,500
		494,144,205
Real estate – 0.3%
Real estate management and development – 0.3%
KE Holdings, Inc., ADR	168,615	2,616,905
TOTAL COMMON STOCKS (Cost $757,281,450)		$829,121,125
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 5.2943% (D)(E)	140,033	1,399,730
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (D)	1,273,636	1,273,636
T. Rowe Price Government Reserve Fund, 5.3808% (D)	19,838,433	19,838,433
TOTAL SHORT-TERM INVESTMENTS (Cost $22,511,905)		$22,511,799
Total Investments (Science & Technology Trust) (Cost $779,793,355) – 101.3%		$851,632,924
Other assets and liabilities, net – (1.3%)		(10,531,376)
TOTAL NET ASSETS – 100.0%		$841,101,548
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $1,369,197.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.3%
U.S. Government – 20.3%
U.S. Treasury Bonds
2.250%, 02/15/2052	$31,952,000	$19,608,044
2.500%, 02/15/2045	83,239,000	56,524,483
3.000%, 08/15/2052	144,332,000	105,170,670
3.375%, 08/15/2042 to 11/15/2048	48,236,000	38,254,985
3.625%, 05/15/2053	115,041,000	95,250,353
4.000%, 11/15/2042	236,251,000	209,691,218
4.375%, 08/15/2043	82,874,000	77,318,852
U.S. Treasury Notes
3.875%, 08/15/2033	224,766,000	212,368,750
4.125%, 08/31/2030	364,821,000	354,104,385
		1,168,291,740
U.S. Government Agency – 35.0%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	75,357,339	59,385,774
2.500%, 08/01/2051 to 12/01/2051	37,831,431	30,340,422
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 03/01/2043 to 12/01/2049	$88,671,906	$75,206,598
3.500%, 04/01/2044 to 04/01/2052	110,252,811	96,332,608
4.000%, 08/01/2037 to 05/01/2052	49,724,721	46,555,013
4.500%, 12/01/2037 to 04/01/2053	105,706,946	98,731,457
5.000%, 09/01/2052 to 08/01/2053	158,521,248	150,089,007
5.500%, 09/01/2052 to 09/01/2053	64,286,302	62,444,409
6.000%, 08/01/2053 to 10/01/2053 (A)	58,335,467	57,918,771
Federal National Mortgage Association
2.000%, 06/01/2036 to 04/01/2037	63,242,410	54,452,861
2.500%, 08/01/2035 to 03/01/2052	254,900,602	208,203,870
3.000%, 03/01/2033 to 02/01/2052	196,562,715	167,047,269
3.500%, 06/01/2042 to 04/01/2052	151,119,412	132,832,238
4.000%, 09/01/2037 to 09/01/2052	332,162,962	302,945,922
4.500%, 11/01/2037 to 05/01/2053	210,919,535	196,767,968
5.000%, 09/01/2052 to 05/01/2053	158,699,096	150,235,224
5.500%, 10/01/2052 to 05/01/2053	127,211,788	123,557,742
		2,013,047,153
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,508,478,349)		$3,181,338,893
FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
Qatar – 0.1%
State of Qatar 5.103%, 04/23/2048 (B)	8,410,000	7,608,426
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,410,000)		$7,608,426
CORPORATE BONDS – 30.0%
Communication services – 1.5%
Charter Communications Operating LLC
4.200%, 03/15/2028	12,055,000	11,064,542
5.750%, 04/01/2048	13,071,000	10,436,681
6.484%, 10/23/2045	9,276,000	8,099,276
Meta Platforms, Inc. 4.800%, 05/15/2030	3,067,000	2,987,381
Netflix, Inc. 4.875%, 06/15/2030 (B)	9,050,000	8,567,707
T-Mobile USA, Inc.
3.875%, 04/15/2030	17,265,000	15,296,288
5.750%, 01/15/2054	7,388,000	6,808,218
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	5,570,000	4,727,919
5.050%, 03/15/2042	3,145,000	2,432,306
5.141%, 03/15/2052	17,651,000	13,115,407
		83,535,725
Consumer discretionary – 1.7%
AutoNation, Inc. 4.750%, 06/01/2030	6,447,000	5,808,747
Booking Holdings, Inc. 4.625%, 04/13/2030	6,995,000	6,640,345
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	5,555,000	4,711,965
eBay, Inc. 2.700%, 03/11/2030	6,971,000	5,793,309
Expedia Group, Inc.
2.950%, 03/15/2031	2,787,000	2,245,332
3.800%, 02/15/2028	14,524,000	13,268,657
General Motors Company 5.400%, 10/15/2029	8,209,000	7,824,374
General Motors Financial Company, Inc.
2.400%, 10/15/2028	17,219,000	14,275,252
3.600%, 06/21/2030	20,346,000	17,028,548

187

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.375%, 10/15/2027 (B)	$2,708,000	$2,344,408
LKQ Corp. 5.750%, 06/15/2028 (B)	2,166,000	2,116,000
Marriott International, Inc. 4.625%, 06/15/2030	4,305,000	3,965,589
Nissan Motor Acceptance Company LLC
1.850%, 09/16/2026 (B)	7,839,000	6,820,021
2.000%, 03/09/2026 (B)	3,856,000	3,446,592
		96,289,139
Consumer staples – 0.8%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	7,537,000	6,907,934
4.900%, 02/01/2046	3,282,000	2,860,407
JBS USA LUX SA
3.625%, 01/15/2032	5,127,000	4,082,171
5.125%, 02/01/2028	3,366,000	3,203,094
5.750%, 04/01/2033	9,181,000	8,396,607
Kraft Heinz Foods Company
4.375%, 06/01/2046	13,908,000	10,837,692
4.875%, 10/01/2049	3,550,000	2,963,316
5.000%, 06/04/2042	3,892,000	3,370,735
Pilgrim's Pride Corp. 6.250%, 07/01/2033	6,510,000	6,118,028
		48,739,984
Energy – 3.8%
Aker BP ASA
3.100%, 07/15/2031 (B)	3,211,000	2,569,701
3.750%, 01/15/2030 (B)	2,039,000	1,752,106
4.000%, 01/15/2031 (B)	9,819,000	8,434,776
Cheniere Energy Partners LP
3.250%, 01/31/2032	15,491,000	12,312,214
4.500%, 10/01/2029	3,497,000	3,166,440
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (B)	2,291,000	2,261,506
6.036%, 11/15/2033 (B)	3,553,000	3,468,100
Continental Resources, Inc. 4.900%, 06/01/2044	4,244,000	3,117,788
Enbridge, Inc.
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	8,820,000	7,677,463
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%), 03/01/2078	8,767,000	7,823,422
8.500%, (8.500% to 10-15-33, then 5 Year CMT + 4.431%), 01/15/2084	3,720,000	3,689,388
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	4,616,004
5.150%, 03/15/2045	4,125,000	3,323,579
5.250%, 04/15/2029	17,785,000	17,052,868
5.400%, 10/01/2047	8,136,000	6,710,155
5.500%, 06/01/2027	6,402,000	6,301,477
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	11,320,000	9,961,414
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	3,697,000	3,955,745
MPLX LP
4.125%, 03/01/2027	2,551,000	2,413,427
4.250%, 12/01/2027	4,887,000	4,590,433
4.950%, 09/01/2032	3,979,000	3,623,721
5.000%, 03/01/2033	4,017,000	3,660,438
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp.
6.450%, 09/15/2036	$9,319,000	$9,150,652
6.625%, 09/01/2030	3,170,000	3,212,003
ONEOK, Inc.
5.650%, 11/01/2028	2,845,000	2,808,151
6.050%, 09/01/2033	10,670,000	10,482,536
6.625%, 09/01/2053	6,815,000	6,673,283
Ovintiv, Inc.
5.650%, 05/15/2028	2,243,000	2,193,968
6.250%, 07/15/2033	2,249,000	2,174,591
7.200%, 11/01/2031	1,177,000	1,211,564
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	3,845,987
4.500%, 05/15/2030	12,438,000	11,406,402
5.000%, 03/15/2027	6,022,000	5,842,044
Targa Resources Corp. 4.950%, 04/15/2052	6,464,000	4,971,642
Targa Resources Partners LP 4.000%, 01/15/2032	4,769,000	4,013,018
The Williams Companies, Inc. 4.650%, 08/15/2032	5,495,000	4,998,630
Var Energi ASA
7.500%, 01/15/2028 (B)	1,397,000	1,433,517
8.000%, 11/15/2032 (B)	12,131,000	12,729,058
Western Midstream Operating LP
4.050%, 02/01/2030	6,184,000	5,405,386
6.150%, 04/01/2033	1,540,000	1,485,189
		216,519,786
Financials – 9.5%
Ally Financial, Inc. 6.992%, (6.992% to 6-13-28, then SOFR + 3.260%), 06/13/2029	5,910,000	5,782,902
Ares Capital Corp.
2.150%, 07/15/2026	10,912,000	9,573,732
2.875%, 06/15/2028	6,780,000	5,670,737
3.250%, 07/15/2025	3,689,000	3,455,547
3.875%, 01/15/2026	8,615,000	8,061,179
Athene Holding, Ltd. 3.500%, 01/15/2031	13,028,000	10,613,376
Banco Santander SA 4.379%, 04/12/2028	6,240,000	5,760,801
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	11,760,000	9,844,698
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	10,542,000	8,471,458
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	17,919,000	14,083,279
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	8,914,000	7,250,241
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	7,807,000	7,151,413
4.271%, (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%), 07/23/2029	13,117,000	12,089,208
Blackstone Private Credit Fund
2.350%, 11/22/2024	7,493,000	7,109,769
2.700%, 01/15/2025	5,893,000	5,581,534
3.250%, 03/15/2027	1,690,000	1,467,991
4.000%, 01/15/2029	8,340,000	7,089,606
BNP Paribas SA 9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(C)	2,997,000	3,066,171

188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA 4.500%, 03/15/2025 (B)	$7,805,000	$7,527,722
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then SOFR + 1.167%), 05/01/2032	5,665,000	4,385,258
4.600%, 03/09/2026	11,011,000	10,630,154
6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	7,532,000	7,197,753
Citizens Financial Group, Inc. 3.250%, 04/30/2030	9,801,000	7,941,261
CNA Financial Corp. 2.050%, 08/15/2030	2,944,000	2,297,764
CNO Financial Group, Inc. 5.250%, 05/30/2029	8,650,000	8,146,938
Corebridge Financial, Inc. 6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052	2,918,000	2,795,415
Credit Agricole SA
3.250%, 01/14/2030 (B)	12,902,000	10,767,849
6.316%, (6.316% to 10-3-28, then SOFR + 1.860%), 10/03/2029 (B)	7,198,000	7,198,831
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	7,009,000	6,103,325
2.552%, (2.552% to 1-7-27, then SOFR + 1.318%), 01/07/2028	11,487,000	10,024,237
Discover Financial Services
4.100%, 02/09/2027	3,143,000	2,871,796
6.700%, 11/29/2032	7,827,000	7,565,818
Fifth Third Bancorp 6.339%, (6.339% to 7-27-28, then SOFR + 2.340%), 07/27/2029	6,330,000	6,253,194
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then SOFR + 2.020%), 08/21/2029	4,260,000	4,167,348
ING Groep NV 6.114%, (6.114% to 9-11-33, then SOFR + 2.090%), 09/11/2034	3,038,000	2,950,236
Jefferies Financial Group, Inc. 5.875%, 07/21/2028	5,365,000	5,250,375
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	11,243,000	9,113,340
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	11,196,000	9,198,910
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (C)	8,230,000	7,699,079
Lazard Group LLC 4.375%, 03/11/2029	5,875,000	5,410,504
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (C)	3,746,000	3,068,312
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	5,613,000	4,565,668
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	5,277,000	5,156,259
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	4,486,000	3,381,036
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	11,122,000	8,078,876
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.431%, (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%), 01/23/2030	$1,512,000	$1,398,818
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	8,928,000	8,589,225
5.449%, (5.449% to 7-20-28, then SOFR + 1.630%), 07/20/2029	7,349,000	7,161,371
NatWest Group PLC 3.754%, (3.754% to 11-1-24, then 5 Year CMT + 2.100%), 11/01/2029	3,137,000	2,986,870
NatWest Markets PLC 1.600%, 09/29/2026 (B)	11,436,000	10,051,359
Nippon Life Insurance Company 2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (B)	2,819,000	2,217,503
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	836,000	719,917
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	6,103,000	5,299,096
3.244%, 10/05/2026	13,364,000	12,106,004
3.450%, 06/02/2025	12,038,000	11,449,333
4.400%, 07/13/2027	2,484,000	2,305,038
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	5,793,000	4,511,572
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (B)	4,310,000	3,903,189
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (B)	11,617,000	11,482,767
Synovus Bank 5.625%, 02/15/2028	2,547,000	2,307,765
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	7,027,645
The Charles Schwab Corp. 5.643%, (5.643% to 5-19-28, then SOFR + 2.210%), 05/19/2029	6,429,000	6,296,709
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	23,362,000	18,247,516
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	7,882,000	6,083,860
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (C)	9,949,000	7,360,007
5.582%, (5.582% to 6-12-28, then SOFR + 1.841%), 06/12/2029	11,207,000	10,872,064
5.939%, (5.939% to 8-18-33, then SOFR + 1.946%), 08/18/2034	6,375,000	6,125,237
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	4,542,000	3,893,469
8.711%, (3 month CME Term SOFR + 3.302%), 12/01/2023 (C)(D)	4,314,000	4,287,124
9.312%, (3 month CME Term SOFR + 3.940%), 11/01/2023 (C)(D)(E)	7,133,000	7,140,001
Truist Financial Corp. 5.867%, (5.867% to 6-8-33, then SOFR + 2.361%), 06/08/2034	6,656,000	6,264,779

189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp 5.836%, (5.836% to 6-10-33, then SOFR + 2.260%), 06/12/2034	$7,471,000	$7,046,273
UBS Group AG 6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	4,297,000	4,196,702
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	19,183,000	16,822,898
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	11,773,000	9,800,498
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	18,031,000	14,575,241
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (C)	22,240,000	21,808,095
		546,208,845
Health care – 1.5%
Amgen, Inc. 5.250%, 03/02/2030	2,398,000	2,342,814
Cencora, Inc. 2.800%, 05/15/2030	9,144,000	7,664,390
Centene Corp. 4.625%, 12/15/2029	13,970,000	12,581,801
CVS Health Corp.
3.750%, 04/01/2030	2,600,000	2,298,240
5.050%, 03/25/2048	5,828,000	4,842,167
5.250%, 01/30/2031	1,445,000	1,388,389
5.300%, 06/01/2033	4,018,000	3,805,696
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	12,349,000	8,949,037
3.750%, 06/15/2029 (B)	11,470,000	9,820,311
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	6,574,000	6,214,256
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,512,761
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	3,630,000	3,533,254
Universal Health Services, Inc.
1.650%, 09/01/2026	6,167,000	5,435,977
2.650%, 10/15/2030	6,598,000	5,142,600
Viatris, Inc.
2.700%, 06/22/2030	7,946,000	6,211,827
4.000%, 06/22/2050	6,862,000	4,148,308
		87,891,828
Industrials – 4.5%
AerCap Ireland Capital DAC
1.750%, 01/30/2026	9,702,000	8,755,765
2.450%, 10/29/2026	24,766,000	22,182,795
3.000%, 10/29/2028	12,158,000	10,425,220
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,379,032	2,256,292
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	2,889,894	2,709,260
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	3,720,231
2.875%, 01/15/2026	3,181,000	2,961,732
3.625%, 12/01/2027	4,932,000	4,462,448
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	3,647,694	3,664,508
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	$6,949,274	$6,212,651
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,085,388	5,610,545
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	4,635,619	3,984,299
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,328,731	4,839,148
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,168,448	3,610,788
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	6,276,979	5,071,376
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	6,396,071	5,466,514
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,752,704	3,905,202
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	1,274,910	1,096,912
Ashtead Capital, Inc.
4.250%, 11/01/2029 (B)	2,302,000	2,038,287
5.500%, 08/11/2032 (B)	5,436,000	5,022,594
5.550%, 05/30/2033 (B)	2,706,000	2,510,453
5.950%, 10/15/2033 (B)	6,014,000	5,709,436
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,577,845	1,395,536
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,286,974	2,049,642
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	1,736,423	1,766,599
Concentrix Corp. 6.600%, 08/02/2028	6,971,000	6,725,833
DAE Funding LLC 3.375%, 03/20/2028 (B)	7,806,000	6,881,613
Delta Air Lines, Inc. 4.750%, 10/20/2028 (B)	8,667,678	8,237,266
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	3,156,000	2,854,210
Ingersoll Rand, Inc.
5.400%, 08/14/2028	1,332,000	1,309,573
5.700%, 08/14/2033	2,121,000	2,047,010
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	6,628,439	5,554,851
Owens Corning 3.950%, 08/15/2029	8,341,000	7,577,564
Regal Rexnord Corp.
6.050%, 02/15/2026 (B)	4,778,000	4,724,733
6.400%, 04/15/2033 (B)	4,095,000	3,944,336
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	3,894,000	3,275,569
The Boeing Company
3.200%, 03/01/2029	4,360,000	3,828,973
5.040%, 05/01/2027	12,008,000	11,724,141

190

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
5.150%, 05/01/2030	$16,612,000	$15,872,743
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	8,409,027	7,851,425
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	7,716,349	6,840,543
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	6,704,253	6,266,661
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,653,723	2,508,595
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	4,429,697	3,898,134
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	12,847,509	12,692,311
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	3,855,080	3,700,761
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	7,169,000	6,937,513
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	1,807,551	1,725,063
		258,407,654
Information technology – 2.3%
Autodesk, Inc. 2.850%, 01/15/2030	3,346,000	2,835,397
Broadcom, Inc.
3.419%, 04/15/2033 (B)	11,115,000	8,890,406
4.750%, 04/15/2029	21,124,000	19,919,227
Dell International LLC 5.300%, 10/01/2029	5,382,000	5,224,673
Foundry JV Holdco LLC 5.875%, 01/25/2034 (B)	5,347,000	5,107,734
Marvell Technology, Inc. 5.950%, 09/15/2033	8,941,000	8,775,702
Micron Technology, Inc.
2.703%, 04/15/2032	4,907,000	3,747,534
4.185%, 02/15/2027	12,235,000	11,511,194
5.327%, 02/06/2029	13,718,000	13,221,288
6.750%, 11/01/2029	3,005,000	3,053,215
Motorola Solutions, Inc.
2.300%, 11/15/2030	8,865,000	6,884,126
2.750%, 05/24/2031	8,602,000	6,794,292
4.600%, 05/23/2029	3,233,000	3,060,439
NXP BV 3.875%, 06/18/2026	11,636,000	11,063,220
Oracle Corp. 2.950%, 04/01/2030	6,898,000	5,804,573
Qorvo, Inc. 3.375%, 04/01/2031 (B)	3,682,000	2,916,387
VeriSign, Inc. 2.700%, 06/15/2031	4,203,000	3,347,621
VMware, Inc. 4.700%, 05/15/2030	9,327,000	8,590,475
		130,747,503
Materials – 0.5%
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	4,433,000	4,248,556
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (B)	$7,422,000	$6,049,138
5.875%, 01/31/2050 (B)	1,981,000	1,426,886
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	5,211,000	4,604,452
5.450%, 03/15/2043	7,603,000	6,482,281
Newmont Corp. 2.800%, 10/01/2029	2,032,000	1,720,810
OCI NV 6.700%, 03/16/2033 (B)	2,933,000	2,798,535
		27,330,658
Real estate – 1.4%
American Homes 4 Rent LP 4.250%, 02/15/2028	3,147,000	2,926,881
American Tower Corp. 3.800%, 08/15/2029	11,055,000	9,833,534
American Tower Trust I 5.490%, 03/15/2028 (B)	7,995,000	7,868,261
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	8,616,000	6,942,284
Crown Castle, Inc.
3.650%, 09/01/2027	11,831,000	10,860,830
3.800%, 02/15/2028	4,658,000	4,270,907
GLP Capital LP
3.250%, 01/15/2032	3,361,000	2,608,434
4.000%, 01/15/2030	2,026,000	1,718,159
5.375%, 04/15/2026	4,312,000	4,180,842
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	9,134,704
3.500%, 09/15/2030	3,530,000	2,926,791
Prologis LP 5.125%, 01/15/2034	7,898,000	7,458,596
SBA Tower Trust 6.599%, 01/15/2028 (B)	2,536,000	2,542,628
VICI Properties LP
4.125%, 08/15/2030 (B)	2,123,000	1,805,357
4.375%, 05/15/2025	1,793,000	1,732,974
4.625%, 12/01/2029 (B)	4,089,000	3,627,147
5.125%, 05/15/2032	1,733,000	1,551,162
		81,989,491
Utilities – 2.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,898,714	5,013,328
American Electric Power Company, Inc. 5.625%, 03/01/2033	2,475,000	2,394,949
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)	2,486,978	2,418,586
Constellation Energy Generation LLC
6.125%, 01/15/2034	2,070,000	2,066,703
6.500%, 10/01/2053	3,530,000	3,538,243
Dominion Energy, Inc. 3.375%, 04/01/2030	5,292,000	4,552,390
Duke Energy Carolinas LLC 4.950%, 01/15/2033	6,133,000	5,827,471
Duke Energy Corp.
2.450%, 06/01/2030	2,272,000	1,844,817
5.750%, 09/15/2033	7,220,000	7,093,046
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	5,816,393
Eversource Energy 5.125%, 05/15/2033	5,667,000	5,270,986
Georgia Power Company 4.950%, 05/17/2033	3,760,000	3,524,392
Indianapolis Power & Light Company 5.650%, 12/01/2032 (B)	9,200,000	9,015,928

191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
National Grid PLC 5.809%, 06/12/2033	$8,795,000	$8,542,783
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	14,881,000	11,913,258
NiSource, Inc.
1.700%, 02/15/2031	2,272,000	1,699,105
3.600%, 05/01/2030	4,887,000	4,256,916
5.250%, 03/30/2028	1,446,000	1,417,135
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	6,241,000	5,290,289
4.450%, 06/15/2029 (B)	5,451,000	4,727,340
7.000%, 03/15/2033 (B)	6,323,000	6,109,122
San Diego Gas & Electric Company 4.950%, 08/15/2028	10,536,000	10,256,809
Sempra 5.500%, 08/01/2033	5,830,000	5,577,336
The Southern Company 5.700%, 03/15/2034	3,610,000	3,535,429
Vistra Operations Company LLC
3.700%, 01/30/2027 (B)	10,864,000	9,909,360
4.300%, 07/15/2029 (B)	11,729,000	10,255,026
6.950%, 10/15/2033 (B)	4,156,000	4,076,349
		145,943,489
TOTAL CORPORATE BONDS (Cost $1,929,213,402)		$1,723,604,102
MUNICIPAL BONDS – 0.5%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,856,000	4,464,837
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	3,384,064
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	9,725,000	6,254,196
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	6,647,000	6,265,301
New Jersey Transportation Trust Fund Authority 4.081%, 06/15/2039	2,000	1,631
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,704,398
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	9,720,000	6,166,738
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	3,337,000	2,912,104
TOTAL MUNICIPAL BONDS (Cost $43,163,712)		$31,153,269
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.4%
Commercial and residential – 4.4%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(F)	2,508,062	2,247,037
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(F)	2,329,612	1,881,319
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	5,315,713	4,195,962
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(F)	4,778,839	3,875,935
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	$2,974,883	$2,323,857
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218%, 04/14/2033 (B)	5,706,000	5,318,914
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	3,175,000	2,968,577
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	2,655,053	2,305,571
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.946%, 01/15/2034 (B)(D)	3,097,040	3,023,084
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	5,805,000	5,599,289
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 6.546%, 08/15/2036 (B)(D)	17,743,000	16,005,036
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	11,754,000	11,323,733
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	12,459,473
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (B)(F)	4,232,000	4,120,777
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(F)	3,057,527	2,312,591
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(F)	4,928,146	3,736,898
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(F)	4,139,978	3,282,587
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	6,946,220	5,640,649
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (B)(F)	4,291,000	3,056,624
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,218,503
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month CME Term SOFR + 1.277%), 6.610%, 05/15/2036 (B)(D)	4,340,202	4,320,882
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,170,458	1,942,754
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(F)	7,972,783	5,826,271
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	2,814,530	2,329,136
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	2,160,827	1,749,186

192

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(F)	$2,605,106	$1,968,372
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	6,569,576	5,119,099
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(F)	8,650,197	6,880,782
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,970,000	8,177,318
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(F)	3,960,116	3,378,898
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	1,623,123	1,327,462
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	3,597,663	2,801,373
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	7,103,619	5,360,178
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	2,941,173	2,436,401
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	3,114,459	2,467,534
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	3,428,706	2,734,677
GS Mortgage Securities Trust Series 2020-UPTN, Class A 2.751%, 02/10/2037 (B)	5,820,000	5,389,396
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(F)	976,043	869,539
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(F)	2,214,521	1,857,575
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	2,846,717	2,291,834
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A 3.024%, 01/05/2039 (B)	6,678,000	5,350,255
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month CME Term SOFR + 1.246%) 6.578%, 05/15/2036 (B)(D)	8,981,000	8,895,337
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(F)	2,125,123	1,847,947
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(F)	2,453,172	2,231,011
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(F)	5,819,836	4,627,783
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	2,984,846	2,642,360
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	2,076,708	1,638,069
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBX Trust (continued)
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	$3,574,666	$2,669,704
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(F)	5,246,373	3,907,051
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	6,027,506	5,056,830
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	13,974,000	10,410,332
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(F)	2,026,643	1,780,488
Series 2022-1, Class A1, 2.447%, 12/25/2066 (B)(F)	5,398,210	4,476,005
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	3,115,648	2,790,600
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	3,041,638	2,786,971
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	3,874,761	3,343,250
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (B)	1,334,160	1,224,773
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(F)	2,964,960	2,465,969
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	4,127,962	3,422,206
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	2,981,582	2,248,423
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	2,857,760	2,240,660
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(F)	2,645,467	2,243,767
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	2,995,894	2,632,802
		251,057,676
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp. Series K048, Class X1 IO 0.334%, 06/25/2025	150,195,314	444,728
Government National Mortgage Association
Series 2012-114, Class IO, 0.621%, 01/16/2053	12,663,626	195,257
Series 2016-174, Class IO, 0.891%, 11/16/2056	9,911,432	394,263
Series 2017-109, Class IO, 0.230%, 04/16/2057	11,519,223	187,686
Series 2017-124, Class IO, 0.619%, 01/16/2059	11,961,871	376,734
Series 2017-135, Class IO, 0.718%, 10/16/2058	40,199,390	1,514,914
Series 2017-140, Class IO, 0.486%, 02/16/2059	19,155,385	587,777
Series 2017-159, Class IO, 0.433%, 06/16/2059	27,052,500	760,714
Series 2017-20, Class IO, 0.528%, 12/16/2058	25,184,639	597,712

193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-22, Class IO, 0.756%, 12/16/2057	$12,295,685	$436,921
Series 2017-41, Class IO, 0.592%, 07/16/2058	9,572,201	271,029
Series 2017-46, Class IO, 0.644%, 11/16/2057	13,222,554	456,325
Series 2017-61, Class IO, 0.745%, 05/16/2059	21,474,086	778,706
Series 2018-158, Class IO, 0.775%, 05/16/2061	20,337,282	1,000,503
Series 2018-69, Class IO, 0.612%, 04/16/2060	22,612,780	970,509
Series 2019-131, Class IO, 0.802%, 07/16/2061	26,829,618	1,395,789
Series 2020-100, Class IO, 0.783%, 05/16/2062	28,558,767	1,598,314
Series 2020-108, Class IO, 0.847%, 06/16/2062	69,131,009	3,899,487
Series 2020-114, Class IO, 0.800%, 09/16/2062	68,050,255	3,906,683
Series 2020-118, Class IO, 0.882%, 06/16/2062	50,220,061	3,045,329
Series 2020-119, Class IO, 0.602%, 08/16/2062	28,288,675	1,336,835
Series 2020-120, Class IO, 0.761%, 05/16/2062	15,844,440	877,608
Series 2020-137, Class IO, 0.795%, 09/16/2062	88,368,898	4,803,035
Series 2020-150, Class IO, 0.962%, 12/16/2062	44,866,379	2,969,454
Series 2020-170, Class IO, 0.834%, 11/16/2062	57,896,243	3,510,602
Series 2020-92, Class IO, 0.878%, 02/16/2062	65,539,857	4,015,109
Series 2021-10, Class IO, 0.986%, 05/16/2063	41,878,543	2,841,849
Series 2021-11, Class IO, 1.020%, 12/16/2062	65,106,330	4,435,134
Series 2021-203, Class IO, 0.869%, 07/16/2063	54,862,155	3,452,322
Series 2021-3, Class IO, 0.868%, 09/16/2062	76,185,249	4,616,628
Series 2021-40, Class IO, 0.824%, 02/16/2063	19,900,718	1,193,975
Series 2022-181, Class IO, 0.716%, 07/16/2064	20,532,646	1,363,594
Series 2022-21, Class IO, 0.783%, 10/16/2063	18,809,742	1,157,600
		59,393,125
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $424,757,026)		$310,450,801
ASSET BACKED SECURITIES – 7.9%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,282,286	8,738,159
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	10,977,000	9,601,998
AMSR Trust
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	6,375,000	5,889,982
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
AMSR Trust (continued)
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	$1,129,000	$1,024,507
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)	5,614,000	4,661,855
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (B)	1,681,000	1,486,286
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (B)	3,779,000	3,725,448
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	2,590,256	2,276,530
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	8,877,440	7,862,518
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	6,782,725	5,783,477
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	2,175,088	2,043,281
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	6,340,967	5,985,046
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (B)	7,848,000	7,700,244
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	7,713,700	7,006,767
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	6,834,630	6,000,436
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	7,545,568	6,517,007
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	6,615,892	5,649,850
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	4,655,373	3,941,547
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	5,907,000	5,204,717
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	11,474,000	10,076,066
Series 2021-2A, Class A2 2.400%, 10/25/2051 (B)	7,833,000	6,746,047
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	2,776,410	2,521,908
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	12,162,368	10,646,632
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	7,537,000	6,441,665
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	9,154,215	8,468,985
Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	2,677,875	2,316,997
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	5,522,875	4,655,988

194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	$2,340,325	$2,251,870
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	5,499,000	4,704,807
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	7,919,933	6,485,276
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	1,148,465	1,079,312
FirstKey Homes Trust
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	5,187,938	4,707,009
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	4,063,350	3,566,177
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	8,099,000	7,113,511
Ford Credit Auto Owner Trust Series 2023-2, Class A 5.280%, 02/15/2036 (B)	7,561,000	7,446,477
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	4,020,006	3,806,142
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	5,593,000	5,211,087
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	6,407,000	5,858,501
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (B)	1,995,655	1,745,515
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (B)	5,233,000	4,595,674
Series 2023-1A, Class A2 5.687%, 05/20/2053 (B)	6,594,000	6,340,391
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	2,973,750	2,652,097
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (B)	6,691,060	5,989,121
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	3,616,000	3,498,902
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	12,749,990
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	2,279,089	2,138,989
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	1,874,845	1,719,672
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	4,128,267	3,743,342
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	3,723,714	3,296,428
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	4,722,196	4,274,364
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	4,475,487	3,871,355
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	3,366,195	2,865,836
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	9,073,155	7,567,193
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Neighborly Issuer LLC (continued)
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	$4,297,555	$3,501,708
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	9,768,000	8,422,921
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	3,933,000	3,270,255
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	1,461,554	1,363,342
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	1,504,851	1,344,334
Progress Residential Trust
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	11,868,879	10,574,839
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	9,349,548	8,248,885
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	3,129,000	2,713,509
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	7,117,000	6,413,897
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	7,917,000	7,629,760
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	5,189,000	4,838,319
Series 2022-2A, Class A3 6.500%, 10/21/2030 (B)	8,159,000	8,189,520
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	5,023,373	4,146,598
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	7,512,000	7,067,973
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	4,303,661	4,021,595
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	3,077,050	2,727,703
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	1,925,310	1,645,990
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	1,063,861	999,123
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	6,549,628	5,926,536
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	5,389,536	4,655,045
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	5,873,140	4,717,124
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	1,388,919	1,170,623
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	10,277,933	8,886,999
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	9,021,133	7,819,486
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	4,102,470	3,395,739

195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	$6,069,075	$5,109,079
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	8,777,590	7,514,002
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	5,475,488	4,571,833
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	6,834,000	6,175,220
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	4,913,000	4,107,607
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	1,926,420	1,751,560
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	6,753,881	5,915,247
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	5,636,265	4,627,695
Westgate Resorts LLC Series 2022-1A, Class A 1.788%, 08/20/2036 (B)	4,427,310	4,183,649
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	1,626,037	1,377,448
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	10,760,140	9,309,501
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	4,264,960	3,540,621
TOTAL ASSET BACKED SECURITIES (Cost $509,471,697)		$454,128,266
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 5.2943% (G)(H)	7,325,373	73,222,234
TOTAL SHORT-TERM INVESTMENTS (Cost $73,231,034)		$73,222,234
Total Investments (Select Bond Trust) (Cost $6,496,725,220) – 100.5%		$5,781,505,991
Other assets and liabilities, net – (0.5%)		(28,403,226)
TOTAL NET ASSETS – 100.0%		$5,753,102,765
Select Bond Trust (continued)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $996,319,856 or 17.3% of the fund's net assets as of 9-30-23.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $1,682,554.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,754,684.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	188	Long	Dec 2023	$20,316,017	$20,315,750	$(267)
						$(267)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
196

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.4%
U.S. Government – 34.1%
U.S. Treasury Notes
0.625%, 07/31/2026	$1,000,000	$890,039
0.875%, 06/30/2026	1,800,000	1,619,578
1.125%, 10/31/2026	2,500,000	2,240,039
3.500%, 01/31/2028	17,150,000	16,366,858
3.750%, 04/15/2026	10,744,000	10,450,219
4.000%, 02/15/2026 to 02/29/2028	4,000,000	3,906,015
4.250%, 10/15/2025	2,500,000	2,460,840
4.375%, 08/15/2026 to 08/31/2028	14,841,000	14,689,349
4.500%, 11/30/2024	3,920,000	3,880,647
4.625%, 03/15/2026	1,675,000	1,663,354
		58,166,938
U.S. Government Agency – 60.3%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	8,984,037
0.680%, 01/13/2027	6,000,000	5,201,157
1.600%, 12/14/2026	2,000,000	1,795,018
3.370%, 12/08/2025	2,000,000	1,918,942
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,890,557
0.650%, 02/26/2026	6,000,000	5,383,538
0.700%, 01/28/2026	7,000,000	6,308,581
0.850%, 10/28/2024	4,000,000	3,804,487
0.900%, 02/26/2027	2,000,000	1,738,832
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,663,062
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,688,332
2.750%, 03/25/2027	2,600,000	2,401,959
3.250%, 06/09/2025	2,415,000	2,330,376
3.500%, 05/19/2025	4,000,000	3,878,373
4.130%, 08/28/2025	2,500,000	2,440,431
5.000%, 10/20/2025 to 09/14/2027	3,300,000	3,238,347
6.000%, 06/26/2028	1,500,000	1,482,394
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	3,060,000	2,789,988
0.640%, 11/24/2025	2,000,000	1,812,858
0.650%, 10/22/2025	2,000,000	1,822,216
0.700%, 12/23/2025	2,000,000	1,809,639
0.800%, 10/27/2026	2,000,000	1,757,738
1.500%, 02/12/2025	3,500,000	3,326,809
2.500%, 09/01/2034	1,433,404	1,274,273
3.000%, 07/01/2030 to 12/01/2032	1,586,979	1,496,018
3.500%, 04/01/2032	726,802	683,528
4.050%, 08/28/2025	2,000,000	1,954,319
4.250%, 08/25/2027	2,000,000	1,918,155
4.429%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (A)	275,475	276,078
5.500%, 02/28/2028	2,060,000	2,038,333
6.250%, 09/13/2028	2,000,000	1,999,733
7.000%, 04/01/2031 to 04/01/2032	229	235
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,573,428
0.625%, 04/22/2025	4,000,000	3,722,578
0.650%, 12/17/2025	2,000,000	1,808,722
2.500%, 10/01/2027 to 09/01/2034	1,741,530	1,565,718
3.000%, 03/01/2028 to 09/01/2034	4,275,024	4,023,945
3.500%, 07/01/2031 to 06/01/2034	2,811,445	2,642,587
6.500%, 01/01/2039	217,288	224,790
7.000%, 12/01/2026 to 01/01/2029	469	480
8.000%, 10/01/2024 to 09/01/2030	600	624
		102,671,215
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $171,485,812)		$160,838,153
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 4.4%
City of Houston (Texas) 3.628%, 05/15/2024	$1,000,000	$987,986
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	952,739
City of New York, GO 1.990%, 10/01/2026	1,000,000	907,926
City of New York, GO 3.250%, 03/01/2024	1,000,000	990,252
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	934,470
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	923,318
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	988,776
State of California, GO 2.375%, 10/01/2026	1,000,000	924,444
TOTAL MUNICIPAL BONDS (Cost $8,161,774)		$7,609,911
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Federal Home Loan Mortgage Corp. Series K038, Class X1 IO 1.229%, 03/25/2024	7,273,231	19,012
Government National Mortgage Association
Series 2012-114, Class IO, 0.621%, 01/16/2053	862,379	13,297
Series 2017-109, Class IO, 0.230%, 04/16/2057	855,855	13,945
Series 2017-124, Class IO, 0.619%, 01/16/2059	715,218	22,526
Series 2017-140, Class IO, 0.486%, 02/16/2059	637,672	19,567
Series 2017-20, Class IO, 0.528%, 12/16/2058	1,560,882	37,045
Series 2017-41, Class IO, 0.592%, 07/16/2058	862,900	24,432
Series 2017-46, Class IO, 0.644%, 11/16/2057	1,181,672	40,781
Series 2017-61, Class IO, 0.745%, 05/16/2059	739,959	26,833
Series 2017-74, Class IO, 0.441%, 09/16/2058	1,274,575	26,336
Series 2017-89, Class IO, 0.494%, 07/16/2059	1,079,376	30,876
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,346,988	40,943
Series 2020-118, Class IO, 0.882%, 06/16/2062	1,373,281	83,275
Series 2020-119, Class IO, 0.602%, 08/16/2062	779,523	36,838
Series 2020-120, Class IO, 0.761%, 05/16/2062	2,050,357	113,567
Series 2020-137, Class IO, 0.795%, 09/16/2062	1,396,373	75,896
Series 2020-170, Class IO, 0.834%, 11/16/2062	1,536,546	93,170
Series 2021-40, Class IO, 0.824%, 02/16/2063	482,852	28,969
Series 2022-53, Class IO, 0.712%, 06/16/2064	1,708,200	85,963
		833,271
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,577,474)		$833,271

197

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 5.2943% (B)(C)	11,048	$110,436
TOTAL SHORT-TERM INVESTMENTS (Cost $110,450)		$110,436
Total Investments (Short Term Government Income Trust) (Cost $182,335,510) – 99.4%		$169,391,771
Other assets and liabilities, net – 0.6%		1,049,880
TOTAL NET ASSETS – 100.0%		$170,441,651
Short Term Government Income Trust (continued)
Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 9-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	66	Long	Dec 2023	$7,034,270	$6,953,719	$(80,551)
						$(80,551)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.6%
Communication services – 2.3%
Diversified telecommunication services – 0.4%
Anterix, Inc. (A)	3,246	$101,859
AST SpaceMobile, Inc. (A)(B)	15,523	58,987
ATN International, Inc.	2,410	76,060
Bandwidth, Inc., Class A (A)	4,714	53,127
Cogent Communications Holdings, Inc.	8,819	545,896
Consolidated Communications Holdings, Inc. (A)	17,177	58,745
EchoStar Corp., Class A (A)	7,390	123,783
Globalstar, Inc. (A)	148,142	194,066
IDT Corp., Class B (A)	3,344	73,735
Liberty Latin America, Ltd., Class A (A)	13,798	112,592
Liberty Latin America, Ltd., Class C (A)	24,811	202,458
Lumen Technologies, Inc. (A)	208,953	296,713
Ooma, Inc. (A)	5,519	71,802
		1,969,823
Entertainment – 0.4%
Atlanta Braves Holdings, Inc., Series A (A)	2,822	110,256
Atlanta Braves Holdings, Inc., Series C (A)	7,259	259,364
Cinemark Holdings, Inc. (A)	22,776	417,940
IMAX Corp. (A)	9,454	182,651
Lions Gate Entertainment Corp., Class A (A)	12,251	103,888
Lions Gate Entertainment Corp., Class B (A)	24,301	191,249
Madison Square Garden Entertainment Corp. (A)	9,031	297,210
Playstudios, Inc. (A)	18,499	58,827
Sphere Entertainment Company (A)	5,543	205,978
The Marcus Corp. (B)	5,386	83,483
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Vivid Seats, Inc., Class A (A)	5,988	$38,443
		1,949,289
Interactive media and services – 0.7%
Bumble, Inc., Class A (A)	20,871	311,395
CarGurus, Inc. (A)	20,027	350,873
Cars.com, Inc. (A)	13,869	233,831
DHI Group, Inc. (A)	11,588	35,459
Eventbrite, Inc., Class A (A)	16,198	159,712
FuboTV, Inc. (A)(B)	55,030	146,930
Grindr, Inc. (A)	8,841	50,836
MediaAlpha, Inc., Class A (A)	5,226	43,167
Nextdoor Holdings, Inc. (A)	32,007	58,253
Outbrain, Inc. (A)	10,440	50,843
QuinStreet, Inc. (A)	11,293	101,298
Shutterstock, Inc.	4,976	189,337
TrueCar, Inc. (A)	20,516	42,468
Vimeo, Inc. (A)	32,880	116,395
Yelp, Inc. (A)	13,749	571,821
Ziff Davis, Inc. (A)	9,729	619,640
ZipRecruiter, Inc., Class A (A)	14,202	170,282
		3,252,540
Media – 0.6%
Advantage Solutions, Inc. (A)	20,432	58,027
AMC Networks, Inc., Class A (A)	6,836	80,528
Boston Omaha Corp., Class A (A)	5,051	82,786
Cardlytics, Inc. (A)	7,090	116,985
Clear Channel Outdoor Holdings, Inc. (A)	80,353	126,958
Daily Journal Corp. (A)	274	80,556
Entravision Communications Corp., Class A	14,173	51,731
Gannett Company, Inc. (A)	31,416	76,969
Gray Television, Inc.	17,474	120,920
iHeartMedia, Inc., Class A (A)	23,277	73,555
Integral Ad Science Holding Corp. (A)	8,385	99,698
John Wiley & Sons, Inc., Class A	8,817	327,728

198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Magnite, Inc. (A)	27,938	$210,653
PubMatic, Inc., Class A (A)	9,104	110,158
Scholastic Corp.	5,856	223,348
Sinclair, Inc.	7,132	80,021
Stagwell, Inc. (A)	18,281	85,738
TechTarget, Inc. (A)	5,570	169,105
TEGNA, Inc.	44,014	641,284
The EW Scripps Company, Class A (A)	13,256	72,643
Thryv Holdings, Inc. (A)	6,476	121,555
WideOpenWest, Inc. (A)	11,317	86,575
		3,097,521
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	13,912	165,970
Shenandoah Telecommunications Company	10,290	212,077
Spok Holdings, Inc.	4,025	57,437
Telephone & Data Systems, Inc.	21,057	385,554
Tingo Group, Inc. (A)(B)	23,160	23,739
		844,777
		11,113,950
Consumer discretionary – 10.1%
Automobile components – 1.5%
Adient PLC (A)	19,694	722,770
American Axle & Manufacturing Holdings, Inc. (A)	24,206	175,736
Atmus Filtration Technologies, Inc. (A)	2,012	41,950
Cooper-Standard Holdings, Inc. (A)	3,542	47,534
Dana, Inc.	26,762	392,599
Dorman Products, Inc. (A)	5,449	412,816
Fox Factory Holding Corp. (A)	8,851	876,957
Gentherm, Inc. (A)	6,929	375,968
Holley, Inc. (A)	12,129	60,524
LCI Industries	5,083	596,846
Luminar Technologies, Inc. (A)(B)	56,833	258,590
Modine Manufacturing Company (A)	10,614	485,591
Patrick Industries, Inc.	4,373	328,237
Solid Power, Inc. (A)(B)	35,372	71,451
Standard Motor Products, Inc.	4,262	143,288
Stoneridge, Inc. (A)	5,924	118,895
The Goodyear Tire & Rubber Company (A)	58,268	724,271
Visteon Corp. (A)	5,783	798,459
XPEL, Inc. (A)	4,715	363,574
		6,996,056
Automobiles – 0.1%
Fisker, Inc. (A)(B)	41,252	264,838
Winnebago Industries, Inc.	6,000	356,700
		621,538
Broadline retail – 0.1%
Big Lots, Inc.	6,570	33,573
CarParts.com, Inc. (A)	11,028	45,435
ContextLogic, Inc., Class A (A)(B)	5,380	23,726
Dillard's, Inc., Class A (B)	724	239,506
Savers Value Village, Inc. (A)	4,028	75,203
		417,443
Diversified consumer services – 1.1%
2U, Inc. (A)	17,589	43,445
Adtalem Global Education, Inc. (A)	9,200	394,220
Carriage Services, Inc.	2,856	80,682
Chegg, Inc. (A)	24,759	220,850
Coursera, Inc. (A)	27,180	507,994
Duolingo, Inc. (A)	5,906	979,628
European Wax Center, Inc., Class A (A)	7,294	118,163
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
frontdoor, Inc. (A)	16,979	$519,388
Graham Holdings Company, Class B	736	429,088
Laureate Education, Inc.	27,272	384,535
Lincoln Educational Services Corp. (A)	5,787	48,900
Nerdy, Inc. (A)	13,494	49,928
OneSpaWorld Holdings, Ltd. (A)	15,634	175,413
Perdoceo Education Corp.	14,160	242,136
Rover Group, Inc. (A)	20,264	126,853
Strategic Education, Inc.	4,699	353,600
Stride, Inc. (A)	8,692	391,401
Udemy, Inc. (A)	18,355	174,373
Universal Technical Institute, Inc. (A)	8,207	68,775
WW International, Inc. (A)	11,365	125,811
		5,435,183
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	12,208	133,678
Bally's Corp. (A)	6,359	83,366
BJ's Restaurants, Inc. (A)	4,816	112,983
Bloomin' Brands, Inc.	18,049	443,825
Bluegreen Vacations Holding Corp.	2,387	87,555
Bowlero Corp., Class A (A)(B)	6,291	60,519
Brinker International, Inc. (A)	9,044	285,700
Carrols Restaurant Group, Inc. (A)	8,602	56,687
Century Casinos, Inc. (A)	5,989	30,724
Chuy's Holdings, Inc. (A)	3,855	137,161
Cracker Barrel Old Country Store, Inc. (B)	4,518	303,610
Dave & Buster's Entertainment, Inc. (A)	7,653	283,697
Denny's Corp. (A)	11,661	98,769
Dine Brands Global, Inc.	3,167	156,608
El Pollo Loco Holdings, Inc.	6,638	59,410
Everi Holdings, Inc. (A)	17,751	234,668
Fiesta Restaurant Group, Inc. (A)	4,755	40,227
First Watch Restaurant Group, Inc. (A)	3,289	56,867
Full House Resorts, Inc. (A)	8,379	35,778
Global Business Travel Group I (A)(B)	7,168	39,424
Golden Entertainment, Inc.	4,255	145,436
Hilton Grand Vacations, Inc. (A)	16,722	680,585
Inspired Entertainment, Inc. (A)	4,949	59,190
International Game Technology PLC	22,330	677,046
Jack in the Box, Inc.	4,271	294,955
Krispy Kreme, Inc. (B)	18,198	226,929
Kura Sushi USA, Inc., Class A (A)	1,252	82,782
Life Time Group Holdings, Inc. (A)	9,418	143,248
Light & Wonder, Inc. (A)	18,718	1,335,155
Lindblad Expeditions Holdings, Inc. (A)	7,917	57,002
Monarch Casino & Resort, Inc.	2,802	174,004
Mondee Holdings, Inc. (A)(B)	9,804	35,000
Nathan's Famous, Inc.	688	48,614
ONE Group Hospitality, Inc. (A)	5,893	32,412
Papa John's International, Inc.	7,004	477,813
PlayAGS, Inc. (A)	7,958	51,886
Portillo's, Inc., Class A (A)	8,984	138,264
Potbelly Corp. (A)	6,086	47,471
RCI Hospitality Holdings, Inc.	1,804	109,431
Red Robin Gourmet Burgers, Inc. (A)	3,668	29,491
Red Rock Resorts, Inc., Class A	9,751	399,791
Rush Street Interactive, Inc. (A)	14,062	64,966
Sabre Corp. (A)	69,137	310,425
SeaWorld Entertainment, Inc. (A)	7,242	334,943
Shake Shack, Inc., Class A (A)	7,844	455,501
Six Flags Entertainment Corp. (A)	14,665	344,774
Super Group SGHC, Ltd. (A)	25,378	93,645
Sweetgreen, Inc., Class A (A)	20,416	239,888
Target Hospitality Corp. (A)(B)	6,819	108,286

199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
The Cheesecake Factory, Inc.	9,995	$302,849
Xponential Fitness, Inc., Class A (A)	5,298	82,119
		10,325,157
Household durables – 1.9%
Beazer Homes USA, Inc. (A)	6,081	151,478
Cavco Industries, Inc. (A)	1,815	482,173
Century Communities, Inc.	5,834	389,595
Cricut, Inc., Class A (B)	10,111	93,931
Dream Finders Homes, Inc., Class A (A)(B)	5,157	114,640
Ethan Allen Interiors, Inc.	4,759	142,294
GoPro, Inc., Class A (A)	27,687	86,937
Green Brick Partners, Inc. (A)	5,482	227,558
Hamilton Beach Brands Holding Company, Class B	1,197	14,855
Helen of Troy, Ltd. (A)	4,987	581,285
Hooker Furnishings Corp.	2,614	50,842
Hovnanian Enterprises, Inc., Class A (A)	985	100,135
Installed Building Products, Inc.	4,906	612,710
iRobot Corp. (A)	5,801	219,858
KB Home	15,151	701,188
La-Z-Boy, Inc.	9,065	279,927
Legacy Housing Corp. (A)	2,338	45,381
LGI Homes, Inc. (A)	4,300	427,807
M/I Homes, Inc. (A)	5,514	463,397
MDC Holdings, Inc.	11,911	491,091
Meritage Homes Corp.	7,480	915,477
Purple Innovation, Inc. (B)	14,486	24,771
Skyline Champion Corp. (A)	11,110	707,929
Sonos, Inc. (A)	26,522	342,399
Taylor Morrison Home Corp. (A)	21,534	917,564
The Lovesac Company (A)	2,859	56,951
Tri Pointe Homes, Inc. (A)	20,328	555,971
Vizio Holding Corp., Class A (A)	16,473	89,119
VOXX International Corp. (A)	3,644	29,079
		9,316,342
Leisure products – 0.4%
Acushnet Holdings Corp.	6,599	350,011
AMMO, Inc. (A)	21,417	43,262
Clarus Corp.	6,978	52,754
Escalade, Inc.	2,902	44,430
Funko, Inc., Class A (A)	7,811	59,754
JAKKS Pacific, Inc. (A)	1,560	29,000
Johnson Outdoors, Inc., Class A	1,298	70,988
Malibu Boats, Inc., Class A (A)	4,309	211,227
Marine Products Corp.	2,784	39,561
MasterCraft Boat Holdings, Inc. (A)	3,741	83,125
Smith & Wesson Brands, Inc.	9,545	123,226
Sturm Ruger & Company, Inc.	3,470	180,856
Topgolf Callaway Brands Corp. (A)	30,052	415,920
Vista Outdoor, Inc. (A)	11,775	389,988
		2,094,102
Specialty retail – 2.4%
1-800-Flowers.com, Inc., Class A (A)	5,862	41,034
Abercrombie & Fitch Company, Class A (A)	10,159	572,663
Academy Sports & Outdoors, Inc.	15,406	728,242
American Eagle Outfitters, Inc.	37,939	630,167
America's Car-Mart, Inc. (A)	1,274	115,921
Arko Corp.	17,951	128,350
Asbury Automotive Group, Inc. (A)	4,298	988,841
BARK, Inc. (A)(B)	25,394	30,473
Big 5 Sporting Goods Corp.	5,234	36,690
Boot Barn Holdings, Inc. (A)	6,166	500,618
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Build-A-Bear Workshop, Inc.	2,855	$83,966
Caleres, Inc.	7,391	212,565
Camping World Holdings, Inc., Class A	8,402	171,485
Carvana Company (A)	19,824	832,212
Chico's FAS, Inc. (A)	25,872	193,523
Designer Brands, Inc., Class A	10,781	136,487
Destination XL Group, Inc. (A)	13,261	59,409
EVgo, Inc. (A)(B)	19,984	67,546
Foot Locker, Inc.	17,009	295,106
Genesco, Inc. (A)	2,858	88,084
Group 1 Automotive, Inc.	2,853	766,630
GrowGeneration Corp. (A)	14,077	41,105
Guess?, Inc.	6,029	130,468
Haverty Furniture Companies, Inc.	3,107	89,419
Hibbett, Inc.	2,657	126,234
Leslie's, Inc. (A)	37,069	209,811
MarineMax, Inc. (A)	4,407	144,638
Monro, Inc.	6,450	179,117
National Vision Holdings, Inc. (A)	16,124	260,886
OneWater Marine, Inc., Class A (A)	2,495	63,922
Overstock.com, Inc. (A)	9,476	149,910
PetMed Express, Inc.	4,678	47,950
Revolve Group, Inc. (A)	8,409	114,446
Sally Beauty Holdings, Inc. (A)	22,364	187,410
Shoe Carnival, Inc.	3,929	94,414
Signet Jewelers, Ltd.	9,211	661,442
Sleep Number Corp. (A)	4,618	113,557
Sonic Automotive, Inc., Class A	3,219	153,739
Sportsman's Warehouse Holdings, Inc. (A)	9,403	42,219
Stitch Fix, Inc., Class A (A)	19,059	65,754
The Aaron's Company, Inc.	6,790	71,091
The Buckle, Inc.	6,369	212,661
The Children's Place, Inc. (A)	2,720	73,522
The ODP Corp. (A)	7,038	324,804
ThredUp, Inc., Class A (A)(B)	16,880	67,689
Upbound Group, Inc.	11,502	338,734
Urban Outfitters, Inc. (A)	13,266	433,666
Warby Parker, Inc., Class A (A)	17,632	232,037
Winmark Corp.	582	217,162
Zumiez, Inc. (A)	4,000	71,200
		11,599,019
Textiles, apparel and luxury goods – 0.5%
Figs, Inc., Class A (A)	26,551	156,651
G-III Apparel Group, Ltd. (A)	9,146	227,918
Hanesbrands, Inc.	73,459	290,898
Kontoor Brands, Inc.	11,607	509,663
Movado Group, Inc.	3,462	94,686
Oxford Industries, Inc.	3,134	301,271
Steven Madden, Ltd.	15,896	505,016
Vera Bradley, Inc. (A)	6,419	42,430
Wolverine World Wide, Inc.	16,787	135,303
		2,263,836
		49,068,676
Consumer staples – 3.4%
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	987	628,048
MGP Ingredients, Inc.	3,277	345,658
National Beverage Corp. (A)	4,956	233,031
Primo Water Corp.	32,141	443,546
The Duckhorn Portfolio, Inc. (A)	9,042	92,771

200

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Vita Coco Company, Inc. (A)	5,932	$154,469
		1,897,523
Consumer staples distribution and retail – 0.5%
Ingles Markets, Inc., Class A	2,889	217,628
PriceSmart, Inc.	5,384	400,731
SpartanNash Company	7,314	160,908
Sprouts Farmers Market, Inc. (A)	21,435	917,418
The Andersons, Inc.	6,667	343,417
The Chefs' Warehouse, Inc. (A)	7,353	155,737
United Natural Foods, Inc. (A)	12,334	174,403
Village Super Market, Inc., Class A	2,543	57,574
Weis Markets, Inc.	3,517	221,571
		2,649,387
Food products – 1.2%
Alico, Inc.	1,944	48,522
B&G Foods, Inc.	14,669	145,076
Benson Hill, Inc. (A)	43,301	14,354
Beyond Meat, Inc. (A)(B)	12,667	121,857
BRC, Inc., Class A (A)(B)	9,268	33,272
Calavo Growers, Inc.	3,750	94,613
Cal-Maine Foods, Inc.	7,647	370,268
Dole PLC	14,858	172,056
Fresh Del Monte Produce, Inc.	6,871	177,547
Hostess Brands, Inc. (A)	27,332	910,429
J&J Snack Foods Corp.	3,081	504,206
John B Sanfilippo & Son, Inc.	1,829	180,705
Lancaster Colony Corp.	3,989	658,305
Limoneira Company	4,193	64,237
Mission Produce, Inc. (A)	10,359	100,275
Seneca Foods Corp., Class A (A)	1,234	66,426
Sovos Brands, Inc. (A)	9,766	220,223
SunOpta, Inc. (A)	19,523	65,793
The Hain Celestial Group, Inc. (A)	19,049	197,538
The Simply Good Foods Company (A)	18,822	649,735
TreeHouse Foods, Inc. (A)	10,598	461,861
Utz Brands, Inc.	15,007	201,544
Vital Farms, Inc. (A)	6,777	78,478
Westrock Coffee Company (A)	6,206	54,985
		5,592,305
Household products – 0.3%
Central Garden & Pet Company (A)	2,968	131,008
Central Garden & Pet Company, Class A (A)	7,284	292,016
Energizer Holdings, Inc.	14,836	475,345
Oil-Dri Corp. of America	1,228	75,829
WD-40 Company	2,796	568,259
		1,542,457
Personal care products – 0.9%
BellRing Brands, Inc. (A)	27,682	1,141,329
e.l.f. Beauty, Inc. (A)	10,658	1,170,568
Edgewell Personal Care Company	10,571	390,704
Herbalife, Ltd. (A)	20,535	287,285
Inter Parfums, Inc.	3,812	512,104
Medifast, Inc.	2,178	163,023
Nu Skin Enterprises, Inc., Class A	10,376	220,075
The Beauty Health Company (A)(B)	17,398	104,736
Thorne HealthTech, Inc. (A)	2,218	22,601
USANA Health Sciences, Inc. (A)	2,375	139,199
Waldencast PLC, Class A (A)(B)	7,451	70,188
		4,221,812
Tobacco – 0.1%
Turning Point Brands, Inc.	3,629	83,794
Universal Corp.	4,827	227,883
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	29,863	$317,742
		629,419
		16,532,903
Energy – 8.1%
Energy equipment and services – 2.9%
Archrock, Inc.	28,853	363,548
Atlas Energy Solutions, Inc., Class A	3,454	76,782
Borr Drilling, Ltd. (A)	46,555	330,541
Bristow Group, Inc. (A)	5,038	141,920
Cactus, Inc., Class A	13,435	674,571
ChampionX Corp.	41,242	1,469,040
Core Laboratories, Inc.	9,938	238,611
Diamond Offshore Drilling, Inc. (A)	21,280	312,390
DMC Global, Inc. (A)	4,263	104,316
Dril-Quip, Inc. (A)	7,241	203,979
Expro Group Holdings NV (A)	18,429	428,106
Forum Energy Technologies, Inc. (A)	2,427	58,297
Helix Energy Solutions Group, Inc. (A)	30,082	336,016
Helmerich & Payne, Inc.	20,551	866,430
Liberty Energy, Inc.	34,233	633,995
Nabors Industries, Ltd. (A)	1,934	238,153
Newpark Resources, Inc. (A)	17,528	121,118
Noble Corp. PLC	22,000	1,114,300
Oceaneering International, Inc. (A)	21,017	540,557
Oil States International, Inc. (A)	13,645	114,209
Patterson-UTI Energy, Inc.	73,282	1,014,223
ProFrac Holding Corp., Class A (A)	5,284	57,490
ProPetro Holding Corp. (A)	20,600	218,978
Ranger Energy Services, Inc.	3,985	56,507
RPC, Inc.	18,137	162,145
SEACOR Marine Holdings, Inc. (A)	5,651	78,436
Seadrill, Ltd. (A)	10,464	468,683
Select Water Solutions, Inc.	17,976	142,909
Solaris Oilfield Infrastructure, Inc., Class A	7,093	75,611
TETRA Technologies, Inc. (A)	26,274	167,628
Tidewater, Inc. (A)	9,857	700,537
U.S. Silica Holdings, Inc. (A)	15,891	223,110
Valaris, Ltd. (A)	12,597	944,523
Weatherford International PLC (A)	14,733	1,330,832
		14,008,491
Oil, gas and consumable fuels – 5.2%
Amplify Energy Corp. (A)	7,693	56,544
Ardmore Shipping Corp.	8,527	110,936
Berry Corp.	17,117	140,359
California Resources Corp.	14,501	812,201
Callon Petroleum Company (A)	12,704	496,980
Centrus Energy Corp., Class A (A)	2,575	146,157
Chord Energy Corp.	8,561	1,387,481
Civitas Resources, Inc.	14,270	1,154,015
Clean Energy Fuels Corp. (A)	36,319	139,102
CNX Resources Corp. (A)	33,201	749,679
Comstock Resources, Inc.	19,345	213,375
CONSOL Energy, Inc.	6,873	721,046
Crescent Energy Company, Class A	8,508	107,541
CVR Energy, Inc.	6,085	207,073
Delek US Holdings, Inc.	13,671	388,393
Denbury, Inc. (A)	10,382	1,017,540
DHT Holdings, Inc.	27,755	285,877
Dorian LPG, Ltd.	6,442	185,079
Earthstone Energy, Inc., Class A (A)	11,788	238,589
Encore Energy Corp. (A)	33,473	109,122
Energy Fuels, Inc. (A)(B)	32,566	267,693
Enviva, Inc.	6,963	52,014

201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Equitrans Midstream Corp.	90,552	$848,472
Evolution Petroleum Corp.	7,579	51,840
Excelerate Energy, Inc., Class A	3,919	66,780
FLEX LNG, Ltd.	5,745	173,269
Gevo, Inc. (A)(B)	52,594	62,587
Golar LNG, Ltd.	20,827	505,263
Granite Ridge Resources, Inc.	5,964	36,380
Green Plains, Inc. (A)	12,145	365,565
Gulfport Energy Corp. (A)	2,044	242,541
Hallador Energy Company (A)	5,001	72,114
HighPeak Energy, Inc.	1,924	32,477
International Seaways, Inc.	8,341	375,345
Kinetik Holdings, Inc.	3,661	123,559
Kosmos Energy, Ltd. (A)	94,900	776,282
Magnolia Oil & Gas Corp., Class A	38,015	870,924
Matador Resources Company	23,461	1,395,460
Murphy Oil Corp.	30,715	1,392,925
NextDecade Corp. (A)	6,858	35,113
Nordic American Tankers, Ltd.	41,623	171,487
Northern Oil and Gas, Inc.	15,494	623,324
Overseas Shipholding Group, Inc., Class A (A)	13,263	58,225
Par Pacific Holdings, Inc. (A)	11,409	410,039
PBF Energy, Inc., Class A	23,541	1,260,150
Peabody Energy Corp.	25,703	668,021
Permian Resources Corp.	52,715	735,901
REX American Resources Corp. (A)	3,251	132,381
Riley Exploration Permian, Inc.	1,955	62,149
Ring Energy, Inc. (A)	27,915	54,434
SandRidge Energy, Inc.	6,612	103,544
Scorpio Tankers, Inc.	10,302	557,544
SFL Corp., Ltd.	22,968	256,093
SilverBow Resources, Inc. (A)	3,726	133,279
Sitio Royalties Corp., Class A	16,769	405,977
SM Energy Company	24,850	985,303
Talos Energy, Inc. (A)	22,858	375,786
Teekay Corp. (A)	14,418	88,959
Teekay Tankers, Ltd., Class A	4,807	200,115
Tellurian, Inc. (A)(B)	113,448	131,600
Uranium Energy Corp. (A)	76,395	393,434
VAALCO Energy, Inc.	23,421	102,818
Vertex Energy, Inc. (A)	13,679	60,872
Vital Energy, Inc. (A)	3,524	195,300
Vitesse Energy, Inc.	5,343	122,301
W&T Offshore, Inc. (A)	21,245	93,053
World Kinect Corp.	12,430	278,805
		25,074,586
		39,083,077
Financials – 15.4%
Banks – 8.1%
1st Source Corp.	3,243	136,498
ACNB Corp.	1,888	59,680
Amalgamated Financial Corp.	4,052	69,775
Amerant Bancorp, Inc.	5,498	95,885
American National Bankshares, Inc.	2,512	95,305
Ameris Bancorp	13,753	527,978
Ames National Corp.	2,564	42,537
Arrow Financial Corp.	3,619	61,603
Associated Banc-Corp.	30,250	517,578
Atlantic Union Bankshares Corp.	15,497	446,004
Axos Financial, Inc. (A)	11,234	425,319
Banc of California, Inc.	10,781	133,469
BancFirst Corp.	4,526	392,540
Bank First Corp. (B)	1,400	108,010
Bank of Hawaii Corp. (B)	8,165	405,719
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Marin Bancorp	3,963	$72,444
BankUnited, Inc.	14,975	339,933
Banner Corp.	7,036	298,186
Bar Harbor Bankshares	3,318	78,404
BayCom Corp.	3,340	64,161
Berkshire Hills Bancorp, Inc.	9,063	181,713
Blue Foundry Bancorp (A)	6,807	56,975
Bridgewater Bancshares, Inc. (A)	5,531	52,434
Brookline Bancorp, Inc.	18,325	166,941
Burke & Herbert Financial Services Corp. (B)	1,310	60,869
Business First Bancshares, Inc.	5,574	104,568
Byline Bancorp, Inc.	5,302	104,502
C&F Financial Corp.	863	46,257
Cadence Bank	37,610	798,084
Cambridge Bancorp	1,742	108,509
Camden National Corp.	3,090	87,200
Capital City Bank Group, Inc.	2,787	83,136
Capitol Federal Financial, Inc.	26,709	127,402
Capstar Financial Holdings, Inc.	5,253	74,540
Carter Bankshares, Inc. (A)	5,610	70,293
Cathay General Bancorp	14,095	489,942
Central Pacific Financial Corp.	5,753	95,960
Central Valley Community Bancorp	2,643	37,293
Citizens & Northern Corp.	3,688	64,724
Citizens Financial Services, Inc. (B)	1,016	48,687
City Holding Company	2,937	265,358
Civista Bancshares, Inc.	3,755	58,203
CNB Financial Corp.	4,956	89,753
Coastal Financial Corp. (A)	2,388	102,469
Columbia Financial, Inc. (A)	6,257	98,297
Community Bank System, Inc.	10,837	457,430
Community Trust Bancorp, Inc.	2,889	98,977
ConnectOne Bancorp, Inc.	8,057	143,656
CrossFirst Bankshares, Inc. (A)	10,320	104,129
Customers Bancorp, Inc. (A)	5,626	193,816
CVB Financial Corp.	27,908	462,436
Dime Community Bancshares, Inc.	7,428	148,263
Eagle Bancorp, Inc.	6,587	141,291
Eastern Bankshares, Inc.	32,295	404,979
Enterprise Financial Services Corp.	7,270	272,625
Equity Bancshares, Inc., Class A	3,485	83,884
Esquire Financial Holdings, Inc.	1,614	73,744
ESSA Bancorp, Inc.	2,589	38,861
Farmers & Merchants Bancorp, Inc.	2,777	48,681
Farmers National Banc Corp.	8,210	94,908
FB Financial Corp.	7,365	208,871
Fidelity D&D Bancorp, Inc.	1,251	56,795
Financial Institutions, Inc.	4,011	67,505
First Bancorp (North Carolina)	8,173	229,988
First Bancorp (Puerto Rico)	36,452	490,644
First Busey Corp.	10,579	203,328
First Business Financial Services, Inc.	1,871	56,149
First Commonwealth Financial Corp.	20,422	249,353
First Community Bankshares, Inc.	3,825	112,646
First Financial Bancorp	19,098	374,321
First Financial Bankshares, Inc.	27,001	678,265
First Financial Corp.	2,529	85,505
First Foundation, Inc.	11,497	69,902
First Interstate BancSystem, Inc., Class A	16,988	423,681
First Merchants Corp.	12,188	339,070
First Mid Bancshares, Inc.	4,129	109,666
Five Star Bancorp	3,062	61,424
Flushing Financial Corp.	6,359	83,494

202

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FS Bancorp, Inc.	1,626	$47,967
Fulton Financial Corp.	33,241	402,549
German American Bancorp, Inc.	5,760	156,038
Glacier Bancorp, Inc.	23,033	656,441
Great Southern Bancorp, Inc.	1,772	84,914
Greene County Bancorp, Inc.	1,693	40,717
Guaranty Bancshares, Inc.	2,208	63,348
Hancock Whitney Corp.	17,685	654,168
Hanmi Financial Corp.	6,599	107,102
HarborOne Bancorp, Inc.	9,827	93,553
HBT Financial, Inc.	2,750	50,160
Heartland Financial USA, Inc.	8,812	259,337
Heritage Commerce Corp.	13,505	114,387
Heritage Financial Corp.	7,443	121,395
Hilltop Holdings, Inc.	9,402	266,641
Home Bancorp, Inc.	1,812	57,748
Home BancShares, Inc.	38,872	813,980
HomeTrust Bancshares, Inc.	3,630	78,662
Hope Bancorp, Inc.	23,266	205,904
Horizon Bancorp, Inc.	9,621	102,752
Independent Bank Corp. (Massachusetts)	9,173	450,303
Independent Bank Corp. (Michigan)	4,588	84,144
Independent Bank Group, Inc.	7,607	300,857
International Bancshares Corp.	10,852	470,326
John Marshall Bancorp, Inc.	2,602	46,446
Kearny Financial Corp.	12,815	88,808
Lakeland Bancorp, Inc.	12,705	160,337
Lakeland Financial Corp.	5,176	245,653
LCNB Corp.	3,249	46,363
Live Oak Bancshares, Inc.	7,083	205,053
Macatawa Bank Corp.	6,888	61,716
MainStreet Bancshares, Inc.	2,115	43,442
Mercantile Bank Corp.	3,327	102,838
Metrocity Bankshares, Inc.	4,049	79,684
Metropolitan Bank Holding Corp. (A)	2,153	78,111
Mid Penn Bancorp, Inc.	3,284	66,107
Middlefield Banc Corp.	2,181	55,419
Midland States Bancorp, Inc.	4,489	92,204
MidWestOne Financial Group, Inc.	3,503	71,216
MVB Financial Corp.	2,850	64,353
National Bank Holdings Corp., Class A	7,379	219,599
National Bankshares, Inc.	1,629	40,790
NBT Bancorp, Inc.	8,537	270,538
Nicolet Bankshares, Inc.	2,624	183,103
Northeast Bank	1,783	78,630
Northeast Community Bancorp, Inc.	3,141	46,361
Northfield Bancorp, Inc.	9,110	86,090
Northrim BanCorp, Inc.	1,373	54,398
Northwest Bancshares, Inc.	25,301	258,829
Norwood Financial Corp.	1,936	49,871
Oak Valley Bancorp	1,690	42,385
OceanFirst Financial Corp.	12,070	174,653
OFG Bancorp	9,260	276,504
Old National Bancorp	59,425	864,040
Old Second Bancorp, Inc.	9,439	128,465
Orange County Bancorp, Inc.	1,455	62,812
Origin Bancorp, Inc.	6,015	173,653
Orrstown Financial Services, Inc.	2,757	57,925
Pacific Premier Bancorp, Inc.	19,710	428,890
PacWest Bancorp	24,642	194,918
Park National Corp.	2,879	272,123
Parke Bancorp, Inc.	2,673	43,543
Pathward Financial, Inc.	5,491	253,080
PCB Bancorp	3,188	49,255
Peapack-Gladstone Financial Corp.	3,883	99,599
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Penns Woods Bancorp, Inc.	1,834	$38,661
Peoples Bancorp, Inc.	6,684	169,640
Peoples Financial Services Corp.	1,622	65,042
Plumas Bancorp	1,364	46,567
Ponce Financial Group, Inc. (A)	6,172	48,265
Preferred Bank	2,728	169,818
Premier Financial Corp.	7,787	132,846
Primis Financial Corp.	6,220	50,693
Princeton Bancorp, Inc.	1,478	42,847
Provident Financial Services, Inc.	14,730	225,222
QCR Holdings, Inc.	3,453	167,540
RBB Bancorp	4,308	55,056
Renasant Corp.	11,284	295,528
Republic Bancorp, Inc., Class A	1,763	77,660
S&T Bancorp, Inc.	7,659	207,406
Sandy Spring Bancorp, Inc.	9,099	194,992
Seacoast Banking Corp. of Florida	17,597	386,430
ServisFirst Bancshares, Inc.	10,635	554,828
Shore Bancshares, Inc.	8,685	91,366
Sierra Bancorp	3,714	70,417
Simmons First National Corp., Class A	25,667	435,312
SmartFinancial, Inc.	3,659	78,193
South Plains Financial, Inc.	2,814	74,402
Southern First Bancshares, Inc. (A)	2,105	56,709
Southern Missouri Bancorp, Inc.	1,998	77,303
Southern States Bancshares, Inc.	1,910	43,147
Southside Bancshares, Inc.	5,935	170,335
SouthState Corp.	15,460	1,041,354
Stellar Bancorp, Inc.	10,057	214,415
Stock Yards Bancorp, Inc.	5,702	224,032
Summit Financial Group, Inc.	2,779	62,639
Texas Capital Bancshares, Inc. (A)	9,863	580,931
The Bancorp, Inc. (A)	11,032	380,604
The Bank of NT Butterfield & Son, Ltd.	10,205	276,351
The First Bancorp, Inc.	2,627	61,735
The First Bancshares, Inc.	6,276	169,264
The First of Long Island Corp.	5,428	62,476
The Hingham Institution for Savings (B)	331	61,814
Third Coast Bancshares, Inc. (A)	3,256	55,678
Timberland Bancorp, Inc.	2,047	55,474
Tompkins Financial Corp.	2,808	137,564
Towne Bank	14,408	330,375
TriCo Bancshares	6,399	204,960
Triumph Financial, Inc. (A)	4,661	301,986
Trustmark Corp.	12,621	274,254
UMB Financial Corp.	9,150	567,758
United Bankshares, Inc.	26,749	738,005
United Community Banks, Inc.	23,850	606,029
Univest Financial Corp.	6,184	107,478
Valley National Bancorp	88,664	758,964
Veritex Holdings, Inc.	11,016	197,737
Virginia National Bankshares Corp. (B)	1,364	41,397
Washington Federal, Inc.	13,039	334,059
Washington Trust Bancorp, Inc.	3,770	99,264
WesBanco, Inc.	11,864	289,719
West BanCorp, Inc.	3,821	62,321
Westamerica BanCorp	5,209	225,289
WSFS Financial Corp.	12,595	459,718
		39,124,490
Capital markets – 1.4%
AlTi Global, Inc. (A)(B)	4,304	29,956
Artisan Partners Asset Management, Inc., Class A	12,194	456,299
AssetMark Financial Holdings, Inc. (A)	4,726	118,528
Avantax, Inc. (A)	8,394	214,719

203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
B. Riley Financial, Inc. (B)	3,924	$160,845
BGC Group, Inc., Class A	65,238	344,457
Brightsphere Investment Group, Inc.	6,791	131,677
Cohen & Steers, Inc.	5,416	339,529
Diamond Hill Investment Group, Inc.	643	108,391
Donnelley Financial Solutions, Inc. (A)	5,117	287,985
Ellington Financial, Inc.	12,938	161,337
Forge Global Holdings, Inc. (A)	24,906	50,559
GCM Grosvenor, Inc., Class A	9,818	76,188
Hamilton Lane, Inc., Class A	7,598	687,163
Moelis & Company, Class A	13,720	619,184
Open Lending Corp. (A)	21,109	154,518
P10, Inc., Class A	9,410	109,627
Patria Investments, Ltd., Class A	11,481	167,393
Perella Weinberg Partners	9,854	100,314
Piper Sandler Companies	3,566	518,175
PJT Partners, Inc., Class A	4,960	394,022
Sculptor Capital Management, Inc.	5,474	63,498
Silvercrest Asset Management Group, Inc., Class A	2,621	41,595
StepStone Group, Inc., Class A	11,413	360,423
StoneX Group, Inc. (A)	3,710	359,573
Victory Capital Holdings, Inc., Class A	5,735	191,205
Virtus Investment Partners, Inc.	1,408	284,402
WisdomTree, Inc.	28,958	202,706
		6,734,268
Consumer finance – 0.8%
Atlanticus Holdings Corp. (A)	1,091	33,068
Bread Financial Holdings, Inc.	10,327	353,183
Encore Capital Group, Inc. (A)	4,822	230,299
Enova International, Inc. (A)	6,260	318,446
FirstCash Holdings, Inc.	7,808	783,767
Green Dot Corp., Class A (A)	9,871	137,503
LendingClub Corp. (A)	22,543	137,512
LendingTree, Inc. (A)	2,547	39,479
Navient Corp.	18,662	321,360
Nelnet, Inc., Class A	2,904	259,385
NerdWallet, Inc., Class A (A)	7,553	67,146
PRA Group, Inc. (A)	8,297	159,385
PROG Holdings, Inc. (A)	9,591	318,517
Regional Management Corp.	1,948	53,921
Upstart Holdings, Inc. (A)	14,940	426,388
World Acceptance Corp. (A)	810	102,919
		3,742,278
Financial services – 2.2%
Acacia Research Corp. (A)	9,910	36,172
Alerus Financial Corp.	4,297	78,119
A-Mark Precious Metals, Inc.	3,997	117,232
AvidXchange Holdings, Inc. (A)	31,150	295,302
Banco Latinoamericano de Comercio Exterior SA, Class E	5,779	122,515
Cannae Holdings, Inc. (A)	14,941	278,500
Cantaloupe, Inc. (A)	12,632	78,950
Cass Information Systems, Inc.	2,841	105,827
Compass Diversified Holdings	13,310	249,829
Enact Holdings, Inc.	6,042	164,524
Essent Group, Ltd.	21,740	1,028,085
EVERTEC, Inc.	13,419	498,918
Federal Agricultural Mortgage Corp., Class C	1,851	285,609
Flywire Corp. (A)	19,933	635,663
i3 Verticals, Inc., Class A (A)	4,882	103,205
International Money Express, Inc. (A)	6,531	110,570
Jackson Financial, Inc., Class A	16,520	631,394
Marqeta, Inc., Class A (A)	102,463	612,729
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Merchants Bancorp	3,255	$90,229
Mr. Cooper Group, Inc. (A)	13,648	730,987
NewtekOne, Inc. (B)	5,060	74,635
NMI Holdings, Inc., Class A (A)	17,089	462,941
Ocwen Financial Corp. (A)	1,635	42,314
PagSeguro Digital, Ltd., Class A (A)	41,153	354,327
Payoneer Global, Inc. (A)	55,499	339,654
Paysafe, Ltd. (A)	7,154	85,776
PennyMac Financial Services, Inc.	5,216	347,386
Radian Group, Inc.	32,208	808,743
Remitly Global, Inc. (A)	26,345	664,421
Repay Holdings Corp. (A)	17,075	129,599
StoneCo, Ltd., Class A (A)	60,105	641,320
TrustCo Bank Corp. NY	3,886	106,049
Walker & Dunlop, Inc.	6,621	491,543
Waterstone Financial, Inc.	4,725	51,739
		10,854,806
Insurance – 1.8%
Ambac Financial Group, Inc. (A)	9,022	108,805
American Coastal Insurance Corp. (A)	3,982	29,308
American Equity Investment Life Holding Company	15,908	853,305
AMERISAFE, Inc.	3,946	197,576
Argo Group International Holdings, Ltd.	6,611	197,272
BRP Group, Inc., Class A (A)	12,458	289,399
CNO Financial Group, Inc.	22,975	545,197
Donegal Group, Inc., Class A	3,924	55,937
eHealth, Inc. (A)	5,591	41,373
Employers Holdings, Inc.	5,408	216,050
Enstar Group, Ltd. (A)	2,431	588,302
F&G Annuities & Life, Inc.	3,937	110,472
Genworth Financial, Inc., Class A (A)	99,386	582,402
Goosehead Insurance, Inc., Class A (A)	4,486	334,342
Greenlight Capital Re, Ltd., Class A (A)	6,535	70,186
HCI Group, Inc.	1,442	78,286
Hippo Holdings, Inc. (A)(B)	2,807	22,372
Horace Mann Educators Corp.	8,312	244,207
Investors Title Company	375	55,534
James River Group Holdings, Ltd.	8,071	123,890
Lemonade, Inc. (A)(B)	10,734	124,729
MBIA, Inc. (A)	10,762	77,594
Mercury General Corp.	5,744	161,004
National Western Life Group, Inc., Class A	474	207,370
Oscar Health, Inc., Class A (A)	32,410	180,524
Palomar Holdings, Inc. (A)	5,115	259,586
ProAssurance Corp.	11,658	220,220
Safety Insurance Group, Inc.	2,947	200,956
Selective Insurance Group, Inc.	12,395	1,278,792
SelectQuote, Inc. (A)	30,486	35,669
SiriusPoint, Ltd. (A)	19,084	194,084
Skyward Specialty Insurance Group, Inc. (A)	3,444	94,228
Stewart Information Services Corp.	5,479	239,980
Tiptree, Inc.	5,642	94,560
Trupanion, Inc. (A)(B)	8,434	237,839
United Fire Group, Inc.	4,686	92,549
Universal Insurance Holdings, Inc.	5,596	78,456
		8,522,355
Mortgage real estate investment trusts – 1.1%
AFC Gamma, Inc.	4,173	48,991
Apollo Commercial Real Estate Finance, Inc.	28,259	286,264
Arbor Realty Trust, Inc.	36,885	559,914
Ares Commercial Real Estate Corp.	10,459	99,570

204

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
ARMOUR Residential REIT, Inc.	40,056	$170,238
Blackstone Mortgage Trust, Inc., Class A	34,820	757,335
BrightSpire Capital, Inc.	26,993	168,976
Chicago Atlantic Real Estate Finance, Inc.	3,908	57,526
Chimera Investment Corp.	47,223	257,838
Claros Mortgage Trust, Inc.	18,982	210,321
Dynex Capital, Inc.	10,947	130,707
Franklin BSP Realty Trust, Inc.	16,726	221,452
Granite Point Mortgage Trust, Inc.	11,808	57,623
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,455	454,846
Invesco Mortgage Capital, Inc.	8,973	89,820
KKR Real Estate Finance Trust, Inc.	11,811	140,197
Ladder Capital Corp.	22,653	232,420
MFA Financial, Inc.	20,848	200,349
New York Mortgage Trust, Inc.	19,143	162,524
Orchid Island Capital, Inc.	8,529	72,582
PennyMac Mortgage Investment Trust	17,833	221,129
Ready Capital Corp.	32,308	326,634
Redwood Trust, Inc.	23,338	166,400
TPG RE Finance Trust, Inc.	15,243	102,585
Two Harbors Investment Corp.	19,867	263,039
		5,459,280
		74,437,477
Health care – 14.2%
Biotechnology – 6.3%
2seventy bio, Inc. (A)	10,848	42,524
4D Molecular Therapeutics, Inc. (A)	7,933	100,987
89bio, Inc. (A)	12,862	198,589
ACADIA Pharmaceuticals, Inc. (A)	25,076	522,584
ACELYRIN, Inc. (A)	6,701	68,149
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,979
Actinium Pharmaceuticals, Inc. (A)(B)	6,170	36,526
ADMA Biologics, Inc. (A)	44,639	159,808
Aduro Biotech, Inc. (A)(C)	4,010	9,932
Aerovate Therapeutics, Inc. (A)	2,155	29,243
Agenus, Inc. (A)	74,302	83,961
Agios Pharmaceuticals, Inc. (A)	11,712	289,872
Akero Therapeutics, Inc. (A)	10,394	525,729
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)	10,000	66,800
Alector, Inc. (A)	13,917	90,182
Alkermes PLC (A)	34,348	962,087
Allakos, Inc. (A)	14,792	33,578
Allogene Therapeutics, Inc. (A)	18,056	57,238
Alpine Immune Sciences, Inc. (A)	7,148	81,845
Altimmune, Inc. (A)	11,069	28,779
Amicus Therapeutics, Inc. (A)	58,079	706,241
AnaptysBio, Inc. (A)	4,055	72,828
Anavex Life Sciences Corp. (A)(B)	14,971	98,060
Anika Therapeutics, Inc. (A)	3,300	61,479
Annexon, Inc. (A)	10,670	25,181
Apogee Therapeutics, Inc. (A)	2,825	60,173
Arbutus Biopharma Corp. (A)(B)	28,399	57,650
Arcellx, Inc. (A)	7,851	281,694
Arcturus Therapeutics Holdings, Inc. (A)	4,862	124,224
Arcus Biosciences, Inc. (A)	11,062	198,563
Arcutis Biotherapeutics, Inc. (A)	11,134	59,122
Ardelyx, Inc. (A)	44,759	182,617
Arrowhead Pharmaceuticals, Inc. (A)	21,212	569,966
ARS Pharmaceuticals, Inc. (A)	4,716	17,826
Astria Therapeutics, Inc. (A)(B)	5,726	42,716
Atara Biotherapeutics, Inc. (A)	23,063	34,133
Aura Biosciences, Inc. (A)	6,210	55,704
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Aurinia Pharmaceuticals, Inc. (A)	28,501	$221,453
Avid Bioservices, Inc. (A)	13,142	124,060
Avidity Biosciences, Inc. (A)	14,848	94,730
Avita Medical, Inc. (A)	5,480	80,063
Beam Therapeutics, Inc. (A)	14,233	342,304
BioAtla, Inc. (A)	10,385	17,655
BioCryst Pharmaceuticals, Inc. (A)	39,638	280,637
Biohaven, Ltd. (A)	12,188	317,010
Biomea Fusion, Inc. (A)	4,134	56,884
Bluebird Bio, Inc. (A)	23,449	71,285
Blueprint Medicines Corp. (A)	12,616	633,576
Bridgebio Pharma, Inc. (A)	23,826	628,292
Cabaletta Bio, Inc. (A)	7,006	106,631
CareDx, Inc. (A)	11,372	79,604
Caribou Biosciences, Inc. (A)	14,601	69,793
Carisma Therapeutics, Inc. (B)	6,163	26,069
Catalyst Pharmaceuticals, Inc. (A)	20,298	237,284
Celcuity, Inc. (A)(B)	3,995	36,514
Celldex Therapeutics, Inc. (A)	9,675	266,256
Cerevel Therapeutics Holdings, Inc. (A)	12,836	280,210
Chinook Therapeutics, Inc. (A)(C)	12,035	4,694
Cogent Biosciences, Inc. (A)	16,248	158,418
Coherus Biosciences, Inc. (A)	19,758	73,895
Compass Therapeutics, Inc. (A)	20,318	40,026
Crinetics Pharmaceuticals, Inc. (A)	13,063	388,494
Cullinan Oncology, Inc. (A)	5,626	50,915
Cytokinetics, Inc. (A)	19,297	568,490
Day One Biopharmaceuticals, Inc. (A)	12,647	155,179
Deciphera Pharmaceuticals, Inc. (A)	11,064	140,734
Denali Therapeutics, Inc. (A)	24,519	505,827
Design Therapeutics, Inc. (A)	8,072	19,050
Disc Medicine, Inc. (A)	1,806	84,846
Dynavax Technologies Corp. (A)	26,915	397,535
Dyne Therapeutics, Inc. (A)	9,127	81,778
Eagle Pharmaceuticals, Inc. (A)	2,442	38,510
Editas Medicine, Inc. (A)	15,095	117,741
Emergent BioSolutions, Inc. (A)	11,291	38,389
Enanta Pharmaceuticals, Inc. (A)	4,449	49,695
Entrada Therapeutics, Inc. (A)(B)	4,747	75,003
EQRx, Inc. (A)	68,891	152,938
Erasca, Inc. (A)	19,311	38,043
Fate Therapeutics, Inc. (A)	18,554	39,334
Fennec Pharmaceuticals, Inc. (A)	4,711	35,380
Foghorn Therapeutics, Inc. (A)(B)	4,953	24,765
Genelux Corp. (A)	3,799	93,038
Generation Bio Company (A)	10,224	38,749
Geron Corp. (A)	103,630	219,696
Gritstone bio, Inc. (A)	19,793	34,044
Halozyme Therapeutics, Inc. (A)	27,204	1,039,193
HilleVax, Inc. (A)	4,684	63,000
Humacyte, Inc. (A)(B)	15,084	44,196
Icosavax, Inc. (A)(B)	6,029	46,725
Ideaya Biosciences, Inc. (A)	11,317	305,333
Immuneering Corp., Class A (A)	4,640	35,635
ImmunityBio, Inc. (A)(B)	24,019	40,592
ImmunoGen, Inc. (A)	49,784	790,072
Immunovant, Inc. (A)	11,295	433,615
Inhibrx, Inc. (A)	7,250	133,038
Inozyme Pharma, Inc. (A)(B)	7,614	31,979
Insmed, Inc. (A)	27,418	692,305
Intellia Therapeutics, Inc. (A)	18,326	579,468
Intercept Pharmaceuticals, Inc. (A)	7,687	142,517
Iovance Biotherapeutics, Inc. (A)	46,623	212,135
Ironwood Pharmaceuticals, Inc. (A)	28,595	275,370
iTeos Therapeutics, Inc. (A)	5,452	59,699

205

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Janux Therapeutics, Inc. (A)(B)	3,989	$40,209
KalVista Pharmaceuticals, Inc. (A)	5,717	55,055
Karyopharm Therapeutics, Inc. (A)	25,774	34,537
Keros Therapeutics, Inc. (A)	4,721	150,505
Kezar Life Sciences, Inc. (A)	17,702	21,065
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,876	119,436
Krystal Biotech, Inc. (A)	4,482	519,912
Kura Oncology, Inc. (A)	13,951	127,233
Kymera Therapeutics, Inc. (A)	7,969	110,769
Lexicon Pharmaceuticals, Inc. (A)(B)	21,315	23,233
Lineage Cell Therapeutics, Inc. (A)	32,559	38,420
Lyell Immunopharma, Inc. (A)(B)	36,975	54,353
MacroGenics, Inc. (A)	13,869	64,630
Madrigal Pharmaceuticals, Inc. (A)	2,810	410,372
MannKind Corp. (A)	54,004	223,037
MeiraGTx Holdings PLC (A)	7,764	38,121
Mersana Therapeutics, Inc. (A)	22,020	27,965
MiMedx Group, Inc. (A)	24,011	175,040
Mineralys Therapeutics, Inc. (A)	3,206	30,489
Mirum Pharmaceuticals, Inc. (A)	5,599	176,928
Monte Rosa Therapeutics, Inc. (A)(B)	7,194	34,459
Morphic Holding, Inc. (A)	6,742	154,459
Myriad Genetics, Inc. (A)	16,784	269,215
Novavax, Inc. (A)(B)	18,509	134,005
Nurix Therapeutics, Inc. (A)	10,348	81,335
Nuvalent, Inc., Class A (A)	5,019	230,723
Nuvectis Pharma, Inc. (A)	1,476	19,026
Olema Pharmaceuticals, Inc. (A)	6,219	76,805
Omega Therapeutics, Inc. (A)(B)	5,661	12,171
Organogenesis Holdings, Inc. (A)	16,693	53,084
ORIC Pharmaceuticals, Inc. (A)	8,746	52,913
Ovid therapeutics, Inc. (A)	13,880	53,299
PDL BioPharma, Inc. (A)(C)	28,581	23,151
PDS Biotechnology Corp. (A)(B)	6,461	32,628
PMV Pharmaceuticals, Inc. (A)	9,076	55,727
Point Biopharma Global, Inc. (A)	19,100	127,397
Poseida Therapeutics, Inc. (A)(B)	16,114	38,351
Precigen, Inc. (A)(B)	24,462	34,736
Prime Medicine, Inc. (A)(B)	8,376	79,907
ProKidney Corp. (A)	10,603	48,562
Protagonist Therapeutics, Inc. (A)	11,536	192,420
Prothena Corp. PLC (A)	8,591	414,516
PTC Therapeutics, Inc. (A)	14,679	328,956
Radius Health, Inc. (A)(C)	9,985	799
Rallybio Corp. (A)	7,029	23,688
RAPT Therapeutics, Inc. (A)	6,236	103,642
Recursion Pharmaceuticals, Inc., Class A (A)	28,673	219,348
REGENXBIO, Inc. (A)	8,729	143,679
Relay Therapeutics, Inc. (A)	18,995	159,748
Replimune Group, Inc. (A)	8,597	147,095
REVOLUTION Medicines, Inc. (A)	21,095	583,910
Rhythm Pharmaceuticals, Inc. (A)	10,752	246,490
Rigel Pharmaceuticals, Inc. (A)	38,466	41,543
Rocket Pharmaceuticals, Inc. (A)	11,732	240,389
Sage Therapeutics, Inc. (A)	10,992	226,215
Sana Biotechnology, Inc. (A)(B)	20,207	78,201
Sangamo Therapeutics, Inc. (A)	35,760	21,449
Savara, Inc. (A)	17,905	67,681
Scholar Rock Holding Corp. (A)	8,819	62,615
Seres Therapeutics, Inc. (A)	21,218	50,499
SpringWorks Therapeutics, Inc. (A)	12,215	282,411
Stoke Therapeutics, Inc. (A)(B)	6,129	24,148
Summit Therapeutics, Inc. (A)(B)	24,921	46,602
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sutro Biopharma, Inc. (A)	13,918	$48,295
Syndax Pharmaceuticals, Inc. (A)	13,814	200,579
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	9,130	102,804
Tenaya Therapeutics, Inc. (A)	10,185	25,972
TG Therapeutics, Inc. (A)	28,436	237,725
Travere Therapeutics, Inc. (A)	15,271	136,523
Twist Bioscience Corp. (A)	11,960	242,310
Tyra Biosciences, Inc. (A)(B)	3,238	44,587
UroGen Pharma, Ltd. (A)	4,300	60,243
Vanda Pharmaceuticals, Inc. (A)	12,383	53,495
Vaxcyte, Inc. (A)	19,037	970,506
Vera Therapeutics, Inc. (A)	7,295	100,014
Veracyte, Inc. (A)	15,175	338,858
Vericel Corp. (A)	9,950	333,524
Verve Therapeutics, Inc. (A)	10,749	142,532
Vigil Neuroscience, Inc. (A)	3,406	18,358
Viking Therapeutics, Inc. (A)	19,907	220,370
Vir Biotechnology, Inc. (A)	17,358	162,644
Viridian Therapeutics, Inc. (A)	8,819	135,283
Vor BioPharma, Inc. (A)	9,109	19,311
Voyager Therapeutics, Inc. (A)	6,848	53,072
X4 Pharmaceuticals, Inc. (A)	27,872	30,380
Xencor, Inc. (A)	12,149	244,802
XOMA Corp. (A)	2,111	29,744
Y-mAbs Therapeutics, Inc. (A)	8,226	44,832
Zentalis Pharmaceuticals, Inc. (A)	11,656	233,819
Zymeworks, Inc. (A)	11,532	73,113
		30,726,305
Health care equipment and supplies – 2.9%
Accuray, Inc. (A)	20,909	56,872
Alphatec Holdings, Inc. (A)	16,031	207,922
AngioDynamics, Inc. (A)	8,324	60,848
Artivion, Inc. (A)	8,508	128,981
AtriCure, Inc. (A)	9,672	423,634
Atrion Corp.	287	118,580
Avanos Medical, Inc. (A)	9,573	193,566
Axogen, Inc. (A)	9,326	46,630
Axonics, Inc. (A)	10,194	572,087
Butterfly Network, Inc. (A)(B)	31,271	36,900
Cerus Corp. (A)	39,654	64,239
ClearPoint Neuro, Inc. (A)(B)	5,627	28,191
CONMED Corp.	6,280	633,338
Cutera, Inc. (A)(B)	3,789	22,810
CVRx, Inc. (A)	1,964	29,794
Embecta Corp.	11,828	178,011
Glaukos Corp. (A)	9,706	730,377
Haemonetics Corp. (A)	10,319	924,376
Inari Medical, Inc. (A)	10,746	702,788
Inmode, Ltd. (A)	15,714	478,648
Inogen, Inc. (A)	5,434	28,365
Integer Holdings Corp. (A)	6,839	536,383
iRadimed Corp.	1,590	70,548
iRhythm Technologies, Inc. (A)	6,361	599,588
Lantheus Holdings, Inc. (A)	14,062	977,028
LeMaitre Vascular, Inc.	4,085	222,551
LivaNova PLC (A)	11,251	594,953
Merit Medical Systems, Inc. (A)	11,727	809,398
Nano-X Imaging, Ltd. (A)(B)	9,578	62,832
Neogen Corp. (A)	45,207	838,138
Nevro Corp. (A)	7,422	142,651
Omnicell, Inc. (A)	9,328	420,133
OraSure Technologies, Inc. (A)	15,607	92,550
Orchestra BioMed Holdings, Inc. (A)(B)	3,034	26,456
Orthofix Medical, Inc. (A)	7,524	96,759

206

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
OrthoPediatrics Corp. (A)	3,341	$106,912
Outset Medical, Inc. (A)	10,364	112,760
Paragon 28, Inc. (A)	9,182	115,234
PROCEPT BioRobotics Corp. (A)	7,569	248,339
Pulmonx Corp. (A)	7,865	81,245
RxSight, Inc. (A)	5,729	159,782
Sanara Medtech, Inc. (A)	930	28,951
SI-BONE, Inc. (A)	7,278	154,585
Sight Sciences, Inc. (A)	5,438	18,326
Silk Road Medical, Inc. (A)	8,048	120,640
STAAR Surgical Company (A)	9,965	400,394
Surmodics, Inc. (A)	3,110	99,800
Tactile Systems Technology, Inc. (A)	4,939	69,393
Tela Bio, Inc. (A)	3,965	31,720
TransMedics Group, Inc. (A)	6,579	360,200
Treace Medical Concepts, Inc. (A)	9,386	123,050
UFP Technologies, Inc. (A)	1,462	236,040
Utah Medical Products, Inc.	740	63,640
Varex Imaging Corp. (A)	8,171	153,533
Zimvie, Inc. (A)	5,737	53,985
Zynex, Inc. (A)	4,657	37,256
		13,932,710
Health care providers and services – 2.5%
23andMe Holding Company, Class A (A)(B)	57,787	56,498
Accolade, Inc. (A)	13,967	147,771
AdaptHealth Corp. (A)	18,231	165,902
Addus HomeCare Corp. (A)	3,228	274,993
Agiliti, Inc. (A)	6,277	40,738
Alignment Healthcare, Inc. (A)	18,588	129,001
AMN Healthcare Services, Inc. (A)	8,332	709,720
Apollo Medical Holdings, Inc. (A)	8,947	276,015
Brookdale Senior Living, Inc. (A)	37,596	155,647
CareMax, Inc. (A)	17,557	37,221
Castle Biosciences, Inc. (A)	5,554	93,807
Community Health Systems, Inc. (A)	26,765	77,619
CorVel Corp. (A)	1,797	353,380
Cross Country Healthcare, Inc. (A)	7,115	176,381
DocGo, Inc. (A)	16,361	87,204
Enhabit, Inc. (A)	10,661	119,936
Fulgent Genetics, Inc. (A)	4,290	114,715
Guardant Health, Inc. (A)	23,053	683,291
HealthEquity, Inc. (A)	17,411	1,271,874
Hims & Hers Health, Inc. (A)	25,751	161,974
InfuSystem Holdings, Inc. (A)	4,446	42,859
Innovage Holding Corp. (A)	3,612	21,636
Invitae Corp. (A)(B)	57,713	34,928
LifeStance Health Group, Inc. (A)	22,222	152,665
ModivCare, Inc. (A)	2,728	85,959
National HealthCare Corp.	2,483	158,862
National Research Corp.	3,022	134,086
NeoGenomics, Inc. (A)	26,463	325,495
OPKO Health, Inc. (A)	86,860	138,976
Option Care Health, Inc. (A)	35,210	1,139,044
Owens & Minor, Inc. (A)	15,589	251,918
P3 Health Partners, Inc. (A)	9,337	13,725
Patterson Companies, Inc.	18,093	536,277
Pediatrix Medical Group, Inc. (A)	17,463	221,955
PetIQ, Inc. (A)	5,960	117,412
Privia Health Group, Inc. (A)	14,082	323,886
Progyny, Inc. (A)	16,300	554,526
Quipt Home Medical Corp. (A)	9,436	48,029
RadNet, Inc. (A)	11,085	312,486
Select Medical Holdings Corp.	21,379	540,247
Surgery Partners, Inc. (A)	14,014	409,910
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Ensign Group, Inc.	11,218	$1,042,489
The Joint Corp. (A)	3,588	32,256
The Pennant Group, Inc. (A)	6,435	71,622
US Physical Therapy, Inc.	2,681	245,928
Viemed Healthcare, Inc. (A)	7,642	51,431
		12,142,294
Health care technology – 0.5%
American Well Corp., Class A (A)	52,950	61,952
Computer Programs and Systems, Inc. (A)	3,141	50,068
Definitive Healthcare Corp. (A)	9,782	78,158
Evolent Health, Inc., Class A (A)	22,797	620,762
Health Catalyst, Inc. (A)	11,974	121,177
HealthStream, Inc.	5,066	109,324
MultiPlan Corp. (A)(B)	79,993	134,388
NextGen Healthcare, Inc. (A)	11,255	267,081
OptimizeRx Corp. (A)	3,973	30,910
Phreesia, Inc. (A)	10,623	198,438
Schrodinger, Inc. (A)	11,361	321,175
Sharecare, Inc. (A)	66,380	62,424
Simulations Plus, Inc.	3,347	139,570
Veradigm, Inc. (A)	22,427	294,691
		2,490,118
Life sciences tools and services – 0.4%
Adaptive Biotechnologies Corp. (A)	24,284	132,348
BioLife Solutions, Inc. (A)	7,377	101,876
Codexis, Inc. (A)	16,822	31,794
CryoPort, Inc. (A)	9,189	125,981
Cytek Biosciences, Inc. (A)	25,464	140,561
Harvard Bioscience, Inc. (A)	8,949	38,481
MaxCyte, Inc. (A)	19,370	60,434
Mesa Laboratories, Inc.	1,096	115,157
NanoString Technologies, Inc. (A)	11,487	19,758
OmniAb, Inc. (A)	20,475	106,265
OmniAb, Inc., $12.50 Earnout Shares (A)(C)	1,176	0
OmniAb, Inc., $15.00 Earnout Shares (A)(C)	1,176	0
Pacific Biosciences of California, Inc. (A)	52,240	436,204
Quanterix Corp. (A)	7,457	202,383
Quantum-Si, Inc. (A)	24,143	40,077
Seer, Inc. (A)	14,157	31,287
SomaLogic, Inc. (A)	34,769	83,098
		1,665,704
Pharmaceuticals – 1.6%
Aclaris Therapeutics, Inc. (A)	14,788	101,298
Amneal Pharmaceuticals, Inc. (A)	26,698	112,666
Amphastar Pharmaceuticals, Inc. (A)	7,906	363,597
Amylyx Pharmaceuticals, Inc. (A)	10,635	194,727
ANI Pharmaceuticals, Inc. (A)	2,754	159,897
Arvinas, Inc. (A)	10,367	203,608
Assertio Holdings, Inc. (A)(B)	16,090	41,190
Atea Pharmaceuticals, Inc. (A)	17,550	52,650
Axsome Therapeutics, Inc. (A)	7,124	497,896
Cara Therapeutics, Inc. (A)	11,861	19,926
Cassava Sciences, Inc. (A)(B)	8,295	138,029
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	7,284	162,797
Corcept Therapeutics, Inc. (A)	16,688	454,665
CorMedix, Inc. (A)	10,474	38,754
CymaBay Therapeutics, Inc. (A)	20,578	306,818
Edgewise Therapeutics, Inc. (A)	9,416	53,954
Enliven Therapeutics, Inc. (A)(B)	5,028	68,682

207

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Evolus, Inc. (A)	9,227	$84,335
EyePoint Pharmaceuticals, Inc. (A)(B)	5,965	47,660
Harmony Biosciences Holdings, Inc. (A)	6,902	226,179
Harrow, Inc. (A)	5,839	83,906
Innoviva, Inc. (A)	12,829	166,649
Intra-Cellular Therapies, Inc. (A)	19,410	1,011,067
Ligand Pharmaceuticals, Inc. (A)	3,472	208,042
Liquidia Corp. (A)	10,444	66,215
Marinus Pharmaceuticals, Inc. (A)	10,781	86,787
Nuvation Bio, Inc. (A)	36,610	49,057
Ocular Therapeutix, Inc. (A)	17,063	53,578
Omeros Corp. (A)(B)	13,375	39,055
Pacira BioSciences, Inc. (A)	9,479	290,816
Phathom Pharmaceuticals, Inc. (A)	6,338	65,725
Phibro Animal Health Corp., Class A	4,931	62,969
Pliant Therapeutics, Inc. (A)	11,791	204,456
Prestige Consumer Healthcare, Inc. (A)	10,230	585,054
Revance Therapeutics, Inc. (A)	17,297	198,397
Scilex Holding Company (A)	11,186	15,660
scPharmaceuticals, Inc. (A)	6,543	46,586
SIGA Technologies, Inc. (B)	10,137	53,219
Supernus Pharmaceuticals, Inc. (A)	10,296	283,861
Taro Pharmaceutical Industries, Ltd. (A)	1,759	66,332
Tarsus Pharmaceuticals, Inc. (A)	5,231	92,955
Terns Pharmaceuticals, Inc. (A)	9,106	45,803
Theravance Biopharma, Inc. (A)(B)	13,294	114,727
Ventyx Biosciences, Inc. (A)	9,702	336,950
WaVe Life Sciences, Ltd. (A)	13,563	77,987
Xeris Biopharma Holdings, Inc. (A)(B)	29,385	54,656
Zevra Therapeutics, Inc. (A)(B)	8,704	41,953
		7,747,668
		68,704,799
Industrials – 16.6%
Aerospace and defense – 0.9%
AAR Corp. (A)	7,069	420,818
AeroVironment, Inc. (A)	5,186	578,395
AerSale Corp. (A)	5,421	80,990
Archer Aviation, Inc., Class A (A)(B)	32,112	162,487
Astronics Corp. (A)	5,579	88,483
Cadre Holdings, Inc.	4,130	110,065
Ducommun, Inc. (A)	2,342	101,900
Eve Holding, Inc. (A)	4,018	33,309
Kaman Corp.	5,948	116,878
Kratos Defense & Security Solutions, Inc. (A)	26,173	393,118
Leonardo DRS, Inc. (A)	10,505	175,434
Moog, Inc., Class A	5,803	655,507
National Presto Industries, Inc.	1,060	76,808
Park Aerospace Corp.	4,551	70,677
Parsons Corp. (A)	8,395	456,268
Rocket Lab USA, Inc. (A)	58,371	255,665
Triumph Group, Inc. (A)	13,459	103,096
V2X, Inc. (A)	2,423	125,172
Virgin Galactic Holdings, Inc. (A)	52,817	95,071
		4,100,141
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	11,800	246,266
Forward Air Corp.	5,390	370,509
Hub Group, Inc., Class A (A)	6,367	500,064
Radiant Logistics, Inc. (A)	8,887	50,212
		1,167,051
Building products – 1.8%
AAON, Inc.	14,014	796,976
American Woodmark Corp. (A)	3,388	256,167
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Apogee Enterprises, Inc.	4,631	$218,027
AZZ, Inc.	5,131	233,871
CSW Industrials, Inc.	3,176	556,562
Gibraltar Industries, Inc. (A)	6,449	435,372
Griffon Corp.	9,118	361,711
Insteel Industries, Inc.	3,991	129,548
Janus International Group, Inc. (A)	17,829	190,770
JELD-WEN Holding, Inc. (A)	17,885	238,944
Masonite International Corp. (A)	4,592	428,066
Masterbrand, Inc. (A)	27,061	328,791
PGT Innovations, Inc. (A)	12,015	333,416
Quanex Building Products Corp.	6,999	197,162
Resideo Technologies, Inc. (A)	30,362	479,720
Simpson Manufacturing Company, Inc.	8,849	1,325,669
UFP Industries, Inc.	12,295	1,259,008
Zurn Elkay Water Solutions Corp.	30,525	855,311
		8,625,091
Commercial services and supplies – 1.5%
ABM Industries, Inc.	13,580	543,336
ACCO Brands Corp.	19,840	113,882
ACV Auctions, Inc., Class A (A)	26,480	401,966
Aris Water Solutions, Inc., Class A	6,955	69,411
BrightView Holdings, Inc. (A)	9,396	72,819
Casella Waste Systems, Inc., Class A (A)	11,489	876,611
CECO Environmental Corp. (A)	6,628	105,849
Cimpress PLC (A)	3,744	262,117
CoreCivic, Inc. (A)	23,565	265,106
Deluxe Corp.	9,002	170,048
Ennis, Inc.	5,413	114,864
Enviri Corp. (A)	17,248	124,531
Healthcare Services Group, Inc.	15,795	164,742
Heritage-Crystal Clean, Inc. (A)	3,409	154,598
HNI Corp.	9,675	335,045
Interface, Inc.	13,619	133,602
LanzaTech Global, Inc. (A)	4,289	20,030
Li-Cycle Holdings Corp. (A)(B)	29,577	104,998
Liquidity Services, Inc. (A)	5,311	93,580
Matthews International Corp., Class A	6,186	240,697
MillerKnoll, Inc.	15,865	387,899
Montrose Environmental Group, Inc. (A)	5,899	172,605
OPENLANE, Inc. (A)	22,424	334,566
Performant Financial Corp. (A)	15,655	35,380
Pitney Bowes, Inc.	37,095	112,027
SP Plus Corp. (A)	4,120	148,732
Steelcase, Inc., Class A	19,007	212,308
The Brink's Company	9,547	693,494
The GEO Group, Inc. (A)	23,993	196,263
UniFirst Corp.	3,067	499,952
Viad Corp. (A)	4,456	116,747
VSE Corp.	2,326	117,323
		7,395,128
Construction and engineering – 1.6%
Ameresco, Inc., Class A (A)	6,692	258,044
API Group Corp. (A)	43,378	1,124,792
Arcosa, Inc.	9,987	718,065
Argan, Inc.	2,694	122,631
Bowman Consulting Group, Ltd. (A)	2,311	64,777
Comfort Systems USA, Inc.	7,303	1,244,504
Concrete Pumping Holdings, Inc. (A)	6,125	52,553
Construction Partners, Inc., Class A (A)	8,479	309,992
Dycom Industries, Inc. (A)	5,900	525,100
Fluor Corp. (A)	29,567	1,085,109
Granite Construction, Inc.	9,047	343,967
Great Lakes Dredge & Dock Corp. (A)	14,555	116,003
IES Holdings, Inc. (A)	1,802	118,698

208

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Limbach Holdings, Inc. (A)	2,060	$65,364
MYR Group, Inc. (A)	3,413	459,936
Northwest Pipe Company (A)	2,307	69,602
Primoris Services Corp.	10,981	359,408
Sterling Infrastructure, Inc. (A)	6,217	456,825
Tutor Perini Corp. (A)	9,966	78,034
		7,573,404
Electrical equipment – 1.5%
Allient, Inc.	3,112	96,223
Array Technologies, Inc. (A)	31,322	695,035
Atkore, Inc. (A)	7,933	1,183,524
Babcock & Wilcox Enterprises, Inc. (A)	12,727	53,581
Blink Charging Company (A)(B)	10,486	32,087
Bloom Energy Corp., Class A (A)(B)	39,930	529,472
Encore Wire Corp.	3,303	602,665
Energy Vault Holdings, Inc. (A)	21,237	54,154
EnerSys	8,500	804,695
Enovix Corp. (A)(B)	28,505	357,738
Eos Energy Enterprises, Inc. (A)(B)	23,232	49,949
Fluence Energy, Inc. (A)(B)	8,257	189,828
FTC Solar, Inc. (A)(B)	14,832	18,985
FuelCell Energy, Inc. (A)	87,030	111,398
GrafTech International, Ltd.	40,843	156,429
LSI Industries, Inc.	5,709	90,659
NEXTracker, Inc., Class A (A)	9,609	385,897
NuScale Power Corp. (A)(B)	11,863	58,129
Powell Industries, Inc.	1,943	161,075
Preformed Line Products Company	547	88,931
SES AI Corp. (A)(B)	29,307	66,527
Shoals Technologies Group, Inc., Class A (A)	35,375	645,594
Stem, Inc. (A)(B)	30,154	127,853
SunPower Corp. (A)(B)	18,297	112,892
Thermon Group Holdings, Inc. (A)	7,202	197,839
TPI Composites, Inc. (A)(B)	9,324	24,709
Vicor Corp. (A)	4,681	275,664
		7,171,532
Ground transportation – 0.5%
ArcBest Corp.	4,933	501,439
Covenant Logistics Group, Inc.	1,760	77,176
Daseke, Inc. (A)	9,248	47,442
FTAI Infrastructure, Inc.	23,466	75,561
Heartland Express, Inc.	9,685	142,273
Marten Transport, Ltd.	11,807	232,716
PAM Transportation Services, Inc. (A)	1,521	32,778
RXO, Inc. (A)	24,083	475,158
TuSimple Holdings, Inc., Class A (A)	36,896	57,558
Universal Logistics Holdings, Inc.	1,469	36,989
Werner Enterprises, Inc.	12,877	501,559
		2,180,649
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A (B)	5,440	98,355
Machinery – 3.5%
374Water, Inc. (A)	13,926	17,268
3D Systems Corp. (A)	26,824	131,706
Alamo Group, Inc.	2,062	356,437
Albany International Corp., Class A	6,492	560,130
Astec Industries, Inc.	4,873	229,567
Barnes Group, Inc.	10,019	340,345
Blue Bird Corp. (A)	3,866	82,539
Chart Industries, Inc. (A)	8,730	1,476,418
CIRCOR International, Inc. (A)	3,842	214,192
Columbus McKinnon Corp.	5,878	205,201
Commercial Vehicle Group, Inc. (A)	7,280	56,493
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Desktop Metal, Inc., Class A (A)	60,154	$87,825
Douglas Dynamics, Inc.	4,862	146,735
Energy Recovery, Inc. (A)	11,622	246,503
Enerpac Tool Group Corp.	11,850	313,196
EnPro Industries, Inc.	4,313	522,692
ESCO Technologies, Inc.	5,254	548,728
Federal Signal Corp.	12,326	736,232
Franklin Electric Company, Inc.	9,495	847,239
Gencor Industries, Inc. (A)	2,569	36,300
Helios Technologies, Inc.	6,828	378,817
Hillenbrand, Inc.	14,223	601,775
Hillman Solutions Corp. (A)	36,277	299,285
Hyliion Holdings Corp. (A)(B)	34,138	40,283
Hyster-Yale Materials Handling, Inc.	2,309	102,935
John Bean Technologies Corp.	6,565	690,244
Kadant, Inc.	2,391	539,290
Kennametal, Inc.	16,379	407,510
Lindsay Corp.	2,270	267,134
Luxfer Holdings PLC	6,350	82,868
Mayville Engineering Company, Inc. (A)	2,786	30,562
Microvast Holdings, Inc. (A)(B)	19,918	37,645
Miller Industries, Inc.	2,440	95,672
Mueller Industries, Inc.	11,535	866,971
Mueller Water Products, Inc., Class A	32,015	405,950
Nikola Corp. (A)(B)	126,799	199,074
Omega Flex, Inc.	712	56,056
Park-Ohio Holdings Corp.	2,066	41,134
Proto Labs, Inc. (A)	5,586	147,470
REV Group, Inc.	6,961	111,376
SPX Technologies, Inc. (A)	9,118	742,205
Standex International Corp.	2,392	348,490
Tennant Company	3,795	281,399
Terex Corp.	13,547	780,578
The Gorman-Rupp Company	4,908	161,473
The Greenbrier Companies, Inc.	6,511	260,440
The Manitowoc Company, Inc. (A)	7,170	107,909
The Shyft Group, Inc.	7,261	108,697
Titan International, Inc. (A)	11,050	148,402
Trinity Industries, Inc.	16,728	407,327
Velo3D, Inc. (A)(B)	20,462	31,921
Wabash National Corp.	9,750	205,920
Watts Water Technologies, Inc., Class A	5,588	965,718
		17,108,276
Marine transportation – 0.3%
Costamare, Inc.	9,227	88,764
Eagle Bulk Shipping, Inc. (B)	1,965	82,589
Eneti, Inc.	5,627	56,720
Genco Shipping & Trading, Ltd.	8,324	116,453
Golden Ocean Group, Ltd.	25,221	198,741
Himalaya Shipping, Ltd. (A)	6,769	32,694
Matson, Inc.	7,324	649,785
Pangaea Logistics Solutions, Ltd.	8,339	49,033
Safe Bulkers, Inc. (B)	14,910	48,308
		1,323,087
Passenger airlines – 0.4%
Allegiant Travel Company	3,222	247,643
Blade Air Mobility, Inc. (A)	14,625	37,879
Frontier Group Holdings, Inc. (A)	8,255	39,954
Hawaiian Holdings, Inc. (A)	10,930	69,187
JetBlue Airways Corp. (A)	67,083	308,582
Joby Aviation, Inc. (A)	58,226	375,558
SkyWest, Inc. (A)	9,078	380,731
Spirit Airlines, Inc.	22,397	369,551

209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
Sun Country Airlines Holdings, Inc. (A)	7,971	$118,290
		1,947,375
Professional services – 2.3%
Alight, Inc., Class A (A)	82,253	583,174
ASGN, Inc. (A)	9,884	807,325
Asure Software, Inc. (A)	4,362	41,265
Barrett Business Services, Inc.	1,435	129,494
BlackSky Technology, Inc. (A)	28,482	33,324
CBIZ, Inc. (A)	9,836	510,488
Conduent, Inc. (A)	37,677	131,116
CRA International, Inc.	1,412	142,273
CSG Systems International, Inc.	6,428	328,599
EXL Service Holdings, Inc. (A)	33,355	935,274
Exponent, Inc.	10,421	892,038
First Advantage Corp.	11,588	159,799
FiscalNote Holdings, Inc. (A)	14,688	30,551
Forrester Research, Inc. (A)	2,689	77,712
Franklin Covey Company (A)	2,624	112,622
Heidrick & Struggles International, Inc.	4,059	101,556
HireQuest, Inc.	1,424	21,972
Huron Consulting Group, Inc. (A)	3,940	410,390
IBEX Holdings, Ltd. (A)	2,489	38,455
ICF International, Inc.	3,838	463,669
Innodata, Inc. (A)	5,513	47,026
Insperity, Inc.	7,527	734,635
Kelly Services, Inc., Class A	7,085	128,876
Kforce, Inc.	4,019	239,774
Korn Ferry	10,802	512,447
Legalzoom.com, Inc. (A)	21,894	239,520
Maximus, Inc.	12,473	931,484
Mistras Group, Inc. (A)	5,027	27,397
NV5 Global, Inc. (A)	2,852	274,448
Planet Labs PBC (A)	38,354	99,720
Resources Connection, Inc.	6,932	103,356
Sterling Check Corp. (A)	5,615	70,861
TriNet Group, Inc. (A)	7,756	903,419
TrueBlue, Inc. (A)	6,580	96,529
TTEC Holdings, Inc.	4,164	109,180
Upwork, Inc. (A)	25,812	293,224
Verra Mobility Corp. (A)	28,886	540,168
Willdan Group, Inc. (A)	3,086	63,047
		11,366,207
Trading companies and distributors – 2.1%
Alta Equipment Group, Inc.	4,211	50,785
Applied Industrial Technologies, Inc.	7,968	1,231,932
Beacon Roofing Supply, Inc. (A)	10,103	779,649
BlueLinx Holdings, Inc. (A)	1,738	142,672
Boise Cascade Company	8,101	834,727
Custom Truck One Source, Inc. (A)	12,060	74,772
Distribution Solutions Group, Inc. (A)	2,042	53,092
DXP Enterprises, Inc. (A)	3,135	109,537
FTAI Aviation, Ltd.	20,571	731,299
GATX Corp.	7,277	791,956
Global Industrial, Inc.	2,953	98,926
GMS, Inc. (A)	8,436	539,651
H&E Equipment Services, Inc.	6,684	288,682
Herc Holdings, Inc.	5,845	695,204
Hudson Technologies, Inc. (A)	9,382	124,781
McGrath RentCorp	5,091	510,322
MRC Global, Inc. (A)	17,904	183,516
NOW, Inc. (A)	22,874	271,514
Rush Enterprises, Inc., Class A	12,772	521,481
Rush Enterprises, Inc., Class B	2,007	90,897
Textainer Group Holdings, Ltd.	8,736	325,416
Titan Machinery, Inc. (A)	4,390	116,686
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Transcat, Inc. (A)	1,571	$153,911
Triton International, Ltd.	11,213	922,499
Veritiv Corp.	2,652	447,923
Xometry, Inc., Class A (A)	7,320	124,294
		10,216,124
		80,272,420
Information technology – 12.7%
Communications equipment – 0.7%
ADTRAN Holdings, Inc.	16,671	137,202
Aviat Networks, Inc. (A)	2,507	78,218
Calix, Inc. (A)	12,184	558,515
Cambium Networks Corp. (A)	2,878	21,096
Clearfield, Inc. (A)	2,779	79,646
CommScope Holding Company, Inc. (A)	43,742	146,973
Comtech Telecommunications Corp.	6,575	57,531
Digi International, Inc. (A)	7,279	196,533
Extreme Networks, Inc. (A)	26,212	634,593
Harmonic, Inc. (A)	22,932	220,835
Infinera Corp. (A)(B)	41,983	175,489
KVH Industries, Inc. (A)	4,843	24,699
NETGEAR, Inc. (A)	6,439	81,067
NetScout Systems, Inc. (A)	14,046	393,569
Ribbon Communications, Inc. (A)	19,740	52,903
Viavi Solutions, Inc. (A)	46,641	426,299
		3,285,168
Electronic equipment, instruments and components – 2.7%
908 Devices, Inc. (A)	5,727	38,142
Advanced Energy Industries, Inc.	7,765	800,727
Arlo Technologies, Inc. (A)	18,172	187,172
Badger Meter, Inc.	6,038	868,687
Bel Fuse, Inc., Class B	2,108	100,594
Belden, Inc.	8,748	844,619
Benchmark Electronics, Inc.	7,242	175,691
Climb Global Solutions, Inc.	993	42,709
CTS Corp.	6,457	269,515
Daktronics, Inc. (A)	8,868	79,103
ePlus, Inc. (A)	5,530	351,266
Evolv Technologies Holdings, Inc. (A)	23,964	116,465
Fabrinet (A)	7,589	1,264,479
FARO Technologies, Inc. (A)	4,731	72,053
Insight Enterprises, Inc. (A)	5,909	859,760
Iteris, Inc. (A)	10,727	44,410
Itron, Inc. (A)	9,458	572,966
Kimball Electronics, Inc. (A)	5,099	139,611
Knowles Corp. (A)	18,680	276,651
Lightwave Logic, Inc. (A)(B)	24,182	108,094
Luna Innovations, Inc. (A)	7,290	42,719
Methode Electronics, Inc.	7,161	163,629
MicroVision, Inc. (A)(B)	37,445	82,005
Mirion Technologies, Inc. (A)	41,561	310,461
Napco Security Technologies, Inc.	6,572	146,227
nLight, Inc. (A)	9,548	99,299
Novanta, Inc. (A)	7,388	1,059,735
OSI Systems, Inc. (A)	3,273	386,345
PAR Technology Corp. (A)(B)	5,591	215,477
PC Connection, Inc.	2,323	124,002
Plexus Corp. (A)	5,650	525,337
Richardson Electronics, Ltd.	2,454	26,822
Rogers Corp. (A)	3,587	471,583
Sanmina Corp. (A)	11,806	640,830
ScanSource, Inc. (A)	5,259	159,400
SmartRent, Inc. (A)	39,706	103,633
TTM Technologies, Inc. (A)	21,077	271,472
Vishay Intertechnology, Inc.	26,528	655,772

210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vishay Precision Group, Inc. (A)	2,693	$90,431
Vuzix Corp. (A)(B)	12,196	44,271
		12,832,164
IT services – 0.4%
BigCommerce Holdings, Inc., Series 1 (A)	14,512	143,233
Brightcove, Inc. (A)	11,168	36,743
DigitalOcean Holdings, Inc. (A)(B)	13,128	315,466
Fastly, Inc., Class A (A)	24,380	467,365
Grid Dynamics Holdings, Inc. (A)	12,075	147,074
Information Services Group, Inc.	8,676	38,001
Perficient, Inc. (A)	7,111	411,442
Squarespace, Inc., Class A (A)	9,249	267,944
The Hackett Group, Inc.	5,349	126,183
Thoughtworks Holding, Inc. (A)	19,472	79,446
Tucows, Inc., Class A (A)(B)	2,224	45,392
Unisys Corp. (A)	15,098	52,088
		2,130,377
Semiconductors and semiconductor equipment – 2.9%
ACM Research, Inc., Class A (A)	9,966	180,434
Aehr Test Systems (A)	5,298	242,119
Alpha & Omega Semiconductor, Ltd. (A)	4,748	141,680
Ambarella, Inc. (A)	7,583	402,126
Amkor Technology, Inc.	21,206	479,256
Axcelis Technologies, Inc. (A)	6,600	1,076,130
CEVA, Inc. (A)	5,081	98,521
Cohu, Inc. (A)	9,664	332,828
Credo Technology Group Holding, Ltd. (A)	20,372	310,673
Diodes, Inc. (A)	9,279	731,556
FormFactor, Inc. (A)	16,201	566,063
Ichor Holdings, Ltd. (A)	5,887	182,262
Impinj, Inc. (A)	4,781	263,098
Indie Semiconductor, Inc., Class A (A)	28,807	181,484
inTEST Corp. (A)	2,435	36,939
Kulicke & Soffa Industries, Inc.	11,367	552,777
MACOM Technology Solutions Holdings, Inc. (A)	11,265	918,999
Maxeon Solar Technologies, Ltd. (A)(B)	5,692	65,970
MaxLinear, Inc. (A)	15,572	346,477
Navitas Semiconductor Corp. (A)	21,492	149,369
NVE Corp.	1,082	88,875
Onto Innovation, Inc. (A)	10,103	1,288,335
PDF Solutions, Inc. (A)	6,366	206,258
Photronics, Inc. (A)	12,372	250,038
Power Integrations, Inc.	11,747	896,414
Rambus, Inc. (A)	22,471	1,253,657
Semtech Corp. (A)	13,399	345,024
Silicon Laboratories, Inc. (A)	6,520	755,603
SiTime Corp. (A)	3,539	404,331
SMART Global Holdings, Inc. (A)	10,095	245,813
Synaptics, Inc. (A)	8,029	718,114
Ultra Clean Holdings, Inc. (A)	9,234	273,973
Veeco Instruments, Inc. (A)	10,657	299,568
		14,284,764
Software – 5.2%
8x8, Inc. (A)	24,992	62,980
A10 Networks, Inc.	14,506	218,025
ACI Worldwide, Inc. (A)	22,424	505,885
Adeia, Inc.	22,455	239,819
Agilysys, Inc. (A)	4,157	275,027
Alarm.com Holdings, Inc. (A)	9,930	607,120
Alkami Technology, Inc. (A)	8,292	151,080
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Altair Engineering, Inc., Class A (A)	11,123	$695,855
American Software, Inc., Class A	7,288	83,520
Amplitude, Inc., Class A (A)	14,514	167,927
Appfolio, Inc., Class A (A)	3,972	725,406
Appian Corp., Class A (A)	8,447	385,268
Applied Digital Corp. (A)	14,367	89,650
Asana, Inc., Class A (A)	16,229	297,153
Aurora Innovation, Inc. (A)	67,301	158,157
AvePoint, Inc. (A)	32,167	216,162
Bit Digital, Inc. (A)(B)	15,737	33,677
Blackbaud, Inc. (A)	8,991	632,247
Blackline, Inc. (A)	11,559	641,178
Box, Inc., Class A (A)	29,086	704,172
Braze, Inc., Class A (A)	10,214	477,300
c3.ai, Inc., Class A (A)(B)	12,177	310,757
Cerence, Inc. (A)	8,517	173,491
Cipher Mining, Inc. (A)	8,042	18,738
CleanSpark, Inc. (A)	21,029	80,120
Clear Secure, Inc., Class A	17,317	329,716
CommVault Systems, Inc. (A)	9,219	623,297
Consensus Cloud Solutions, Inc. (A)	4,101	103,263
CoreCard Corp. (A)	1,707	34,140
Couchbase, Inc. (A)	7,233	124,118
Digimarc Corp. (A)(B)	3,186	103,513
Digital Turbine, Inc. (A)	20,068	121,411
Domo, Inc., Class B (A)	6,644	65,178
E2open Parent Holdings, Inc. (A)	37,768	171,467
Ebix, Inc.	5,599	55,318
eGain Corp. (A)	5,421	33,231
Enfusion, Inc., Class A (A)	6,710	60,189
EngageSmart, Inc. (A)	10,121	182,077
Envestnet, Inc. (A)	10,386	457,296
Everbridge, Inc. (A)	8,512	190,839
EverCommerce, Inc. (A)	4,958	49,729
Expensify, Inc., Class A (A)	12,283	39,920
Freshworks, Inc., Class A (A)	33,746	672,220
Instructure Holdings, Inc. (A)	4,002	101,651
Intapp, Inc. (A)	4,114	137,901
InterDigital, Inc.	5,550	445,332
Jamf Holding Corp. (A)	14,543	256,829
Kaltura, Inc. (A)	20,959	36,259
LivePerson, Inc. (A)	14,490	56,366
LiveRamp Holdings, Inc. (A)	13,266	382,591
Marathon Digital Holdings, Inc. (A)(B)	34,970	297,245
Matterport, Inc. (A)	53,805	116,757
MeridianLink, Inc. (A)	5,491	93,676
MicroStrategy, Inc., Class A (A)	2,274	746,509
Mitek Systems, Inc. (A)	9,261	99,278
Model N, Inc. (A)	7,687	187,640
N-able, Inc. (A)	14,580	188,082
NextNav, Inc. (A)	13,037	67,010
Olo, Inc., Class A (A)	21,990	133,259
ON24, Inc.	7,347	46,507
OneSpan, Inc. (A)	8,565	92,074
PagerDuty, Inc. (A)	17,656	397,083
PowerSchool Holdings, Inc., Class A (A)	11,636	263,672
Progress Software Corp.	8,914	468,698
PROS Holdings, Inc. (A)	9,276	321,135
Q2 Holdings, Inc. (A)	11,675	376,752
Qualys, Inc. (A)	7,600	1,159,380
Rapid7, Inc. (A)	12,354	565,566
Red Violet, Inc. (A)	2,116	42,341
Rimini Street, Inc. (A)	11,877	26,129
Riot Platforms, Inc. (A)	34,496	321,848
Sapiens International Corp. NV	6,312	179,450

211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SEMrush Holdings, Inc., Class A (A)	6,870	$58,395
SolarWinds Corp. (A)	10,715	101,150
SoundHound AI, Inc., Class A (A)(B)	29,524	59,343
SoundThinking, Inc. (A)	2,149	38,467
Sprinklr, Inc., Class A (A)	18,800	260,192
Sprout Social, Inc., Class A (A)	9,732	485,432
SPS Commerce, Inc. (A)	7,527	1,284,181
Tenable Holdings, Inc. (A)	23,562	1,055,578
TeraWulf, Inc. (A)(B)	26,856	33,839
Varonis Systems, Inc. (A)	22,402	684,157
Verint Systems, Inc. (A)	13,009	299,077
Weave Communications, Inc. (A)	7,484	60,995
Workiva, Inc. (A)	10,058	1,019,278
Xperi, Inc. (A)	9,245	91,156
Yext, Inc. (A)	22,323	141,305
Zeta Global Holdings Corp., Class A (A)	28,020	233,967
Zuora, Inc., Class A (A)	25,789	212,501
		25,093,669
Technology hardware, storage and peripherals – 0.8%
Avid Technology, Inc. (A)	7,100	190,777
Corsair Gaming, Inc. (A)	7,804	113,392
Eastman Kodak Company (A)	12,372	52,086
Immersion Corp. (A)	7,191	47,533
IonQ, Inc. (A)(B)	33,197	493,971
Super Micro Computer, Inc. (A)	9,554	2,619,899
Xerox Holdings Corp.	23,465	368,166
		3,885,824
		61,511,966
Materials – 4.3%
Chemicals – 1.8%
AdvanSix, Inc.	5,467	169,914
American Vanguard Corp.	5,975	65,307
Aspen Aerogels, Inc. (A)	11,369	97,773
Avient Corp.	18,638	658,294
Balchem Corp.	6,598	818,416
Cabot Corp.	11,401	789,747
Chase Corp.	1,551	197,334
Core Molding Technologies, Inc. (A)	1,902	54,188
Danimer Scientific, Inc. (A)(B)	19,980	41,359
Ecovyst, Inc. (A)	19,659	193,445
FutureFuel Corp.	6,483	46,483
Hawkins, Inc.	4,033	237,342
HB Fuller Company	11,097	761,365
Ingevity Corp. (A)	7,788	370,787
Innospec, Inc.	5,127	523,979
Intrepid Potash, Inc. (A)	2,276	57,264
Koppers Holdings, Inc.	4,287	169,551
Kronos Worldwide, Inc.	5,417	41,982
Livent Corp. (A)(B)	37,131	683,582
LSB Industries, Inc. (A)	11,745	120,151
Mativ Holdings, Inc.	11,339	161,694
Minerals Technologies, Inc.	6,713	367,604
Origin Materials, Inc. (A)(B)	23,873	30,557
Orion SA	11,575	246,316
Perimeter Solutions SA (A)	33,345	151,386
PureCycle Technologies, Inc. (A)	24,713	138,640
Quaker Chemical Corp.	2,865	458,400
Rayonier Advanced Materials, Inc. (A)	14,217	50,328
Sensient Technologies Corp.	8,599	502,870
Stepan Company	4,349	326,045
Trinseo PLC	7,749	63,309
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Tronox Holdings PLC	24,270	$326,189
		8,921,601
Construction materials – 0.3%
Knife River Corp. (A)	10,683	521,651
Summit Materials, Inc., Class A (A)	24,702	769,220
United States Lime & Minerals, Inc.	444	89,244
		1,380,115
Containers and packaging – 0.3%
Greif, Inc., Class A	4,823	322,225
Greif, Inc., Class B	1,137	75,679
Myers Industries, Inc.	7,863	140,984
O-I Glass, Inc. (A)	31,989	535,176
Pactiv Evergreen, Inc.	8,739	71,048
Ranpak Holdings Corp. (A)	9,896	53,834
TriMas Corp.	8,560	211,946
		1,410,892
Metals and mining – 1.8%
1911 Gold Corp. (A)	5,045	316
Alpha Metallurgical Resources, Inc.	2,577	669,324
Arch Resources, Inc.	3,725	635,709
ATI, Inc. (A)	26,686	1,098,129
Caledonia Mining Corp. PLC	4,594	45,297
Carpenter Technology Corp.	9,970	670,084
Century Aluminum Company (A)	10,973	78,896
Coeur Mining, Inc. (A)	67,704	150,303
Commercial Metals Company	24,126	1,192,066
Compass Minerals International, Inc.	7,256	202,805
Constellium SE (A)	26,348	479,534
Haynes International, Inc.	2,715	126,302
Hecla Mining Company	125,040	488,906
i-80 Gold Corp. (A)	44,291	67,765
Ivanhoe Electric, Inc. (A)	11,809	140,527
Kaiser Aluminum Corp.	3,357	252,648
Materion Corp.	4,269	435,054
Novagold Resources, Inc. (A)	51,384	197,315
Olympic Steel, Inc.	2,098	117,929
Pan American Silver Corp., CVR (A)	88,114	47,141
Perpetua Resources Corp. (A)	10,456	34,087
Piedmont Lithium, Inc. (A)	3,728	148,002
Ramaco Resources, Inc. (A)	5,458	59,983
Ryerson Holding Corp.	4,643	135,065
Schnitzer Steel Industries, Inc., Class A	5,494	153,008
SunCoke Energy, Inc.	17,383	176,437
TimkenSteel Corp. (A)	9,066	196,914
Warrior Met Coal, Inc.	10,398	531,130
Worthington Industries, Inc.	6,350	392,557
		8,923,233
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,597	130,391
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	7,425	326,255
		469,764
		21,105,605
Real estate – 5.8%
Diversified REITs – 0.6%
Alexander & Baldwin, Inc.	14,989	250,766
Alpine Income Property Trust, Inc.	3,373	55,182
American Assets Trust, Inc.	10,308	200,491
Armada Hoffler Properties, Inc.	14,483	148,306
Broadstone Net Lease, Inc.	38,715	553,625
CTO Realty Growth, Inc.	4,914	79,656
Empire State Realty Trust, Inc., Class A	27,866	224,043
Essential Properties Realty Trust, Inc.	30,583	661,510

212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
Gladstone Commercial Corp.	9,178	$111,604
Global Net Lease, Inc.	40,555	389,734
NexPoint Diversified Real Estate Trust	7,114	61,963
One Liberty Properties, Inc.	3,969	74,895
Star Holdings (A)	3,351	41,955
		2,853,730
Health care REITs – 0.6%
CareTrust REIT, Inc.	20,685	424,043
Community Healthcare Trust, Inc.	5,342	158,657
Diversified Healthcare Trust	50,659	98,278
Global Medical REIT, Inc.	13,290	119,211
LTC Properties, Inc.	8,217	264,012
National Health Investors, Inc.	8,520	437,587
Physicians Realty Trust	48,840	595,360
Sabra Health Care REIT, Inc.	47,436	661,258
Universal Health Realty Income Trust	2,778	112,315
		2,870,721
Hotel and resort REITs – 0.8%
Apple Hospitality REIT, Inc.	43,956	674,285
Braemar Hotels & Resorts, Inc.	16,191	44,849
Chatham Lodging Trust	11,173	106,926
DiamondRock Hospitality Company	44,145	354,484
Hersha Hospitality Trust, Class A	7,502	73,970
Pebblebrook Hotel Trust	25,233	342,916
RLJ Lodging Trust	32,842	321,523
Ryman Hospitality Properties, Inc.	11,912	992,031
Service Properties Trust	34,249	263,375
Summit Hotel Properties, Inc.	22,701	131,666
Sunstone Hotel Investors, Inc.	42,748	399,694
Xenia Hotels & Resorts, Inc.	23,277	274,203
		3,979,922
Industrial REITs – 0.4%
Innovative Industrial Properties, Inc.	5,711	432,094
LXP Industrial Trust	59,518	529,710
Plymouth Industrial REIT, Inc.	9,119	191,043
Terreno Realty Corp.	16,741	950,889
		2,103,736
Office REITs – 0.7%
Brandywine Realty Trust	34,879	158,351
City Office REIT, Inc.	9,847	41,850
COPT Defense Properties	23,080	549,996
Douglas Emmett, Inc.	34,633	441,917
Easterly Government Properties, Inc.	18,640	213,055
Equity Commonwealth	21,111	387,809
Hudson Pacific Properties, Inc.	29,139	193,774
JBG SMITH Properties	22,805	329,760
Office Properties Income Trust	10,792	44,247
Orion Office REIT, Inc.	13,374	69,679
Paramount Group, Inc.	38,539	178,050
Peakstone Realty Trust	7,334	122,038
Piedmont Office Realty Trust, Inc., Class A	25,709	144,485
Postal Realty Trust, Inc., Class A	4,872	65,772
SL Green Realty Corp.	13,386	499,298
		3,440,081
Real estate management and development – 0.7%
Anywhere Real Estate, Inc. (A)	22,032	141,666
Compass, Inc., Class A (A)	62,994	182,683
Cushman & Wakefield PLC (A)	34,695	264,376
DigitalBridge Group, Inc.	33,326	585,871
Douglas Elliman, Inc.	18,235	41,211
eXp World Holdings, Inc. (B)	14,492	235,350
Forestar Group, Inc. (A)	3,826	103,072
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
FRP Holdings, Inc. (A)	1,575	$85,003
Kennedy-Wilson Holdings, Inc.	24,567	362,118
Marcus & Millichap, Inc.	5,040	147,874
Newmark Group, Inc., Class A	28,661	184,290
Opendoor Technologies, Inc. (A)	113,366	299,286
RE/MAX Holdings, Inc., Class A	3,394	43,918
Redfin Corp. (A)(B)	22,124	155,753
Tejon Ranch Company (A)	4,710	76,396
The RMR Group, Inc., Class A	3,503	85,894
The St. Joe Company	7,168	389,437
		3,384,198
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A (A)	30,800	209,440
BRT Apartments Corp.	3,021	52,173
Centerspace	3,157	190,241
Elme Communities	18,297	249,571
Independence Realty Trust, Inc.	46,454	653,608
NexPoint Residential Trust, Inc.	4,839	155,719
UMH Properties, Inc.	11,717	164,272
Veris Residential, Inc.	16,420	270,930
		1,945,954
Retail REITs – 1.2%
Acadia Realty Trust	19,527	280,212
Alexander's, Inc.	440	80,181
CBL & Associates Properties, Inc.	5,644	118,411
Getty Realty Corp.	9,005	249,709
InvenTrust Properties Corp.	14,131	336,459
Kite Realty Group Trust	44,859	960,880
NETSTREIT Corp.	12,538	195,342
Phillips Edison & Company, Inc.	24,336	816,229
Regency Centers Corp.	566	33,643
Retail Opportunity Investments Corp.	25,813	319,565
RPT Realty	18,271	192,942
Saul Centers, Inc.	2,600	91,702
SITE Centers Corp.	39,400	485,802
Tanger Factory Outlet Centers, Inc.	20,865	471,549
The Macerich Company	44,506	485,560
Urban Edge Properties	23,768	362,700
Whitestone REIT	11,097	106,864
		5,587,750
Specialized REITs – 0.4%
Farmland Partners, Inc.	10,866	111,485
Four Corners Property Trust, Inc.	17,618	390,943
Gladstone Land Corp.	7,581	107,878
Outfront Media, Inc.	30,591	308,969
PotlatchDeltic Corp.	16,297	739,721
Safehold, Inc.	6,608	117,622
Uniti Group, Inc.	49,608	234,150
		2,010,768
		28,176,860
Utilities – 2.7%
Electric utilities – 0.7%
ALLETE, Inc.	11,799	622,987
Genie Energy, Ltd., B Shares	4,655	68,568
MGE Energy, Inc.	7,642	523,553
Otter Tail Corp.	8,494	644,864
PNM Resources, Inc.	17,395	775,991
Portland General Electric Company	19,756	799,723
		3,435,686
Gas utilities – 0.9%
Brookfield Infrastructure Corp., Class A	20,381	720,265
Chesapeake Utilities Corp.	3,556	347,599

213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
New Jersey Resources Corp.	19,958	$810,894
Northwest Natural Holding Company	7,480	285,437
ONE Gas, Inc.	11,267	769,311
RGC Resources, Inc.	2,300	39,790
Southwest Gas Holdings, Inc.	12,613	761,951
Spire, Inc.	10,372	586,848
		4,322,095
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	14,321	75,185
Montauk Renewables, Inc. (A)	14,986	136,522
Ormat Technologies, Inc.	10,953	765,834
Sunnova Energy International, Inc. (A)(B)	20,625	215,944
		1,193,485
Multi-utilities – 0.4%
Avista Corp.	15,435	499,631
Black Hills Corp.	13,574	686,709
NorthWestern Corp.	12,234	587,966
Unitil Corp.	3,308	141,285
		1,915,591
Water utilities – 0.5%
American States Water Company	7,601	598,047
Artesian Resources Corp., Class A	1,982	83,224
Cadiz, Inc. (A)	10,212	33,802
California Water Service Group	11,569	547,329
Consolidated Water Company, Ltd.	3,503	99,625
Global Water Resources, Inc.	3,892	37,947
Middlesex Water Company	3,638	241,018
Pure Cycle Corp. (A)	5,271	50,602
SJW Group	6,356	382,059
The York Water Company	3,363	126,079
		2,199,732
		13,066,589
TOTAL COMMON STOCKS (Cost $429,589,999)		$463,074,322
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	$9,820
TOTAL WARRANTS (Cost $0)		$9,820
SHORT-TERM INVESTMENTS – 6.0%
Short-term funds – 6.0%
John Hancock Collateral Trust, 5.2943% (D)(E)	2,909,274	29,080,232
TOTAL SHORT-TERM INVESTMENTS (Cost $29,080,584)		$29,080,232
Total Investments (Small Cap Index Trust) (Cost $458,670,583) – 101.6%		$492,164,374
Other assets and liabilities, net – (1.6%)		(7,636,000)
TOTAL NET ASSETS – 100.0%		$484,528,374
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $11,146,465. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,103,331 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,450,832.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	244	Long	Dec 2023	$22,840,251	$21,942,920	$(897,331)
						$(897,331)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 2.1%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,281	$40,428
Bandwidth, Inc., Class A (A)	831	9,365
Communications Systems, Inc. (A)(B)	450	1,418
Consolidated Communications Holdings, Inc. (A)	4,985	17,049
EchoStar Corp., Class A (A)	4,430	74,203
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Frontier Communications Parent, Inc. (A)	3,137	$49,094
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Latin America, Ltd., Class A (A)	4,204	34,305
Liberty Latin America, Ltd., Class C (A)	11,346	92,583

214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Lumen Technologies, Inc. (A)	22,539	$32,005
		350,450
Entertainment – 0.2%
FG Group Holdings, Inc. (A)	1,114	1,872
Liberty Media Corp.-Liberty Live, Series A (A)	94	3,000
Liberty Media Corp.-Liberty Live, Series C (A)	89	2,857
Lions Gate Entertainment Corp., Class A (A)	5,809	49,260
Lions Gate Entertainment Corp., Class B (A)	9,367	73,718
Madison Square Garden Entertainment Corp. (A)	1,748	57,527
Reading International, Inc., Class A (A)	1,100	2,332
Sphere Entertainment Company (A)	1,748	64,956
The Marcus Corp.	2,916	45,198
		300,720
Interactive media and services – 0.3%
Bumble, Inc., Class A (A)	4,827	72,019
Cars.com, Inc. (A)	5,579	94,062
DHI Group, Inc. (A)	5,212	15,949
QuinStreet, Inc. (A)	1,887	16,926
TrueCar, Inc. (A)	8,052	16,668
Yelp, Inc. (A)	2,091	86,965
Ziff Davis, Inc. (A)	1,371	87,319
		389,908
Media – 1.2%
Advantage Solutions, Inc. (A)	4,904	13,927
AMC Networks, Inc., Class A (A)	2,542	29,945
Boston Omaha Corp., Class A (A)	2,031	33,288
Cable One, Inc.	45	27,704
comScore, Inc. (A)	2,845	1,747
Cumulus Media, Inc., Class A (A)	1,193	6,072
Daily Journal Corp. (A)	41	12,054
DISH Network Corp., Class A (A)	1,108	6,493
Entravision Communications Corp., Class A	5,075	18,524
Fluent, Inc. (A)	5,600	2,486
Gannett Company, Inc. (A)	12,679	31,064
Gray Television, Inc.	6,546	45,298
iHeartMedia, Inc., Class A (A)	2,266	7,161
Integral Ad Science Holding Corp. (A)	2,369	28,167
John Wiley & Sons, Inc., Class A	2,970	110,395
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	379	9,646
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	356	9,064
Magnite, Inc. (A)	5,549	41,839
News Corp., Class A	20,011	401,421
News Corp., Class B	10,611	221,452
Nexstar Media Group, Inc.	1,995	286,023
PubMatic, Inc., Class A (A)	1,596	19,312
Scholastic Corp.	2,790	106,411
Sinclair, Inc.	1,410	15,820
TEGNA, Inc.	9,600	139,872
The EW Scripps Company, Class A (A)	5,843	32,020
Thryv Holdings, Inc. (A)	2,842	53,344
Urban One, Inc., Class D (A)	3,100	15,593
WideOpenWest, Inc. (A)	1,042	7,971
		1,734,113
Wireless telecommunication services – 0.2%
Shenandoah Telecommunications Company	3,663	75,494
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Spok Holdings, Inc.	2,056	$29,339
Telephone & Data Systems, Inc.	7,131	130,569
United States Cellular Corp. (A)	2,963	127,320
		362,722
		3,137,913
Consumer discretionary – 14.9%
Automobile components – 2.5%
Adient PLC (A)	6,695	245,707
American Axle & Manufacturing Holdings, Inc. (A)	9,766	70,901
Autoliv, Inc.	1,438	138,738
BorgWarner, Inc.	15,544	627,511
Cooper-Standard Holdings, Inc. (A)	1,311	17,594
Dana, Inc.	12,211	179,135
Dorman Products, Inc. (A)	6,268	474,864
Fox Factory Holding Corp. (A)	9,161	907,672
LCI Industries	1,659	194,800
Lear Corp.	999	134,066
Modine Manufacturing Company (A)	4,925	225,319
Motorcar Parts of America, Inc. (A)	1,585	12,823
Patrick Industries, Inc.	2,235	167,759
PHINIA, Inc.	3,108	83,263
Standard Motor Products, Inc.	1,901	63,912
Stoneridge, Inc. (A)	1,672	33,557
Strattec Security Corp. (A)	924	21,344
The Goodyear Tire & Rubber Company (A)	22,263	276,729
		3,875,694
Automobiles – 0.4%
Harley-Davidson, Inc.	7,860	259,852
Thor Industries, Inc.	2,658	252,856
Winnebago Industries, Inc.	2,220	131,979
		644,687
Broadline retail – 0.4%
Big Lots, Inc.	2,901	14,824
Dillard's, Inc., Class A	555	183,600
Kohl's Corp.	8,128	170,363
Macy's, Inc.	16,917	196,406
		565,193
Distributors – 0.0%
Weyco Group, Inc.	1,316	33,361
Diversified consumer services – 1.4%
2U, Inc. (A)	2,844	7,025
ADT, Inc.	14,064	84,384
Adtalem Global Education, Inc. (A)	4,671	200,152
American Public Education, Inc. (A)	1,450	7,221
Chegg, Inc. (A)	7,137	63,662
Graham Holdings Company, Class B	347	202,301
Grand Canyon Education, Inc. (A)	8,474	990,441
Laureate Education, Inc.	10,639	150,010
Lincoln Educational Services Corp. (A)	1,100	9,295
OneSpaWorld Holdings, Ltd. (A)	900	10,098
Perdoceo Education Corp.	6,679	114,211
Strategic Education, Inc.	1,856	139,664
Stride, Inc. (A)	2,888	130,047
Universal Technical Institute, Inc. (A)	3,087	25,869
		2,134,380
Hotels, restaurants and leisure – 1.2%
Ark Restaurants Corp.	64	984
Bally's Corp. (A)	1,300	17,043
Biglari Holdings, Inc., Class A (A)	3	2,385
Biglari Holdings, Inc., Class B (A)	102	16,932
BJ's Restaurants, Inc. (A)	1,781	41,782

215

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Carrols Restaurant Group, Inc. (A)	1,688	$11,124
Chuy's Holdings, Inc. (A)	21,492	764,685
El Pollo Loco Holdings, Inc.	2,613	23,386
Fiesta Restaurant Group, Inc. (A)	1,348	11,404
First Watch Restaurant Group, Inc. (A)	6,145	106,247
Krispy Kreme, Inc.	29,225	364,436
Marriott Vacations Worldwide Corp.	676	68,026
Monarch Casino & Resort, Inc.	1,074	66,695
Penn Entertainment, Inc. (A)	7,555	173,387
Playa Hotels & Resorts NV (A)	13,271	96,082
RCI Hospitality Holdings, Inc.	396	24,021
		1,788,619
Household durables – 3.8%
Bassett Furniture Industries, Inc.	1,234	18,078
Beazer Homes USA, Inc. (A)	3,089	76,947
Cavco Industries, Inc. (A)	882	234,312
Century Communities, Inc.	3,320	221,710
Ethan Allen Interiors, Inc.	2,768	82,763
Flexsteel Industries, Inc.	1,118	23,210
GoPro, Inc., Class A (A)	10,155	31,887
Green Brick Partners, Inc. (A)	2,414	100,205
Helen of Troy, Ltd. (A)	1,240	144,534
Hooker Furnishings Corp.	1,821	35,418
Hovnanian Enterprises, Inc., Class A (A)	292	29,685
KB Home	6,043	279,670
La-Z-Boy, Inc.	3,404	105,116
Legacy Housing Corp. (A)	1,185	23,001
LGI Homes, Inc. (A)	1,611	160,278
Lifetime Brands, Inc.	2,931	16,502
M/I Homes, Inc. (A)	2,195	184,468
MDC Holdings, Inc.	5,709	235,382
Meritage Homes Corp.	2,251	275,500
Mohawk Industries, Inc. (A)	3,830	328,652
Newell Brands, Inc.	19,380	175,001
PulteGroup, Inc.	12,401	918,294
Taylor Morrison Home Corp. (A)	7,865	335,128
Toll Brothers, Inc.	8,961	662,756
TopBuild Corp. (A)	2,881	724,860
Tri Pointe Homes, Inc. (A)	9,765	267,073
Universal Electronics, Inc. (A)	745	6,742
VOXX International Corp. (A)	3,131	24,985
		5,722,157
Leisure products – 0.5%
American Outdoor Brands, Inc. (A)	1,873	18,318
AMMO, Inc. (A)	4,648	9,389
Brunswick Corp.	1,757	138,803
Escalade, Inc.	2,724	41,704
Funko, Inc., Class A (A)	2,763	21,137
Johnson Outdoors, Inc., Class A	934	51,080
Malibu Boats, Inc., Class A (A)	1,146	56,177
Smith & Wesson Brands, Inc.	4,844	62,536
Solo Brands, Inc., Class A (A)	2,350	11,985
Topgolf Callaway Brands Corp. (A)	13,758	190,411
Vista Outdoor, Inc. (A)	4,878	161,559
		763,099
Specialty retail – 3.9%
1-800-Flowers.com, Inc., Class A (A)	3,196	22,372
Abercrombie & Fitch Company, Class A (A)	5,081	286,416
Academy Sports & Outdoors, Inc.	4,998	236,255
American Eagle Outfitters, Inc.	16,951	281,556
America's Car-Mart, Inc. (A)	565	51,409
Asbury Automotive Group, Inc. (A)	1,269	291,959
AutoNation, Inc. (A)	881	133,383
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Barnes & Noble Education, Inc. (A)	4,024	$4,386
Big 5 Sporting Goods Corp.	2,004	14,048
Boot Barn Holdings, Inc. (A)	574	46,603
Build-A-Bear Workshop, Inc.	1,594	46,880
Caleres, Inc.	3,065	88,149
Chico's FAS, Inc. (A)	10,969	82,048
Citi Trends, Inc. (A)	367	8,155
Conn's, Inc. (A)	2,177	8,599
Designer Brands, Inc., Class A	2,923	37,005
Destination XL Group, Inc. (A)	2,471	11,070
Duluth Holdings, Inc., Class B (A)	1,106	6,647
Foot Locker, Inc.	6,590	114,337
Genesco, Inc. (A)	1,311	40,405
Group 1 Automotive, Inc.	1,465	393,660
GrowGeneration Corp. (A)	2,529	7,385
Guess?, Inc.	5,350	115,774
Haverty Furniture Companies, Inc.	1,613	46,422
Hibbett, Inc.	1,098	52,166
Lands' End, Inc. (A)	2,354	17,584
Lithia Motors, Inc.	3,879	1,145,585
LL Flooring Holdings, Inc. (A)	1,480	4,692
MarineMax, Inc. (A)	2,016	66,165
Monro, Inc.	1,908	52,985
National Vision Holdings, Inc. (A)	1,611	26,066
Penske Automotive Group, Inc.	4,213	703,824
Petco Health & Wellness Company, Inc. (A)	1,412	5,775
PetMed Express, Inc.	654	6,704
Revolve Group, Inc. (A)	20,905	284,517
Shoe Carnival, Inc.	2,304	55,365
Signet Jewelers, Ltd.	3,675	263,902
Sonic Automotive, Inc., Class A	1,892	90,362
Sportsman's Warehouse Holdings, Inc. (A)	3,273	14,696
Stitch Fix, Inc., Class A (A)	3,724	12,848
The Aaron's Company, Inc.	1,356	14,197
The Cato Corp., Class A	1,957	14,991
The Container Store Group, Inc. (A)	3,997	8,993
The Gap, Inc.	16,361	173,917
The ODP Corp. (A)	3,276	151,187
Tilly's, Inc., Class A (A)	712	5,781
Upbound Group, Inc.	3,270	96,302
Urban Outfitters, Inc. (A)	7,018	229,418
Zumiez, Inc. (A)	1,822	32,432
		5,905,377
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	2,090	109,955
Culp, Inc. (A)	334	1,864
Delta Apparel, Inc. (A)	500	3,315
Fossil Group, Inc. (A)	3,231	6,656
G-III Apparel Group, Ltd. (A)	3,404	84,828
Lakeland Industries, Inc.	1,110	16,728
Movado Group, Inc.	1,758	48,081
Oxford Industries, Inc.	5,745	552,267
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	3,840	293,798
Ralph Lauren Corp.	189	21,941
Rocky Brands, Inc.	802	11,789
Skechers USA, Inc., Class A (A)	1,193	58,397
Steven Madden, Ltd.	1,460	46,384
Superior Group of Companies, Inc.	663	5,158
Under Armour, Inc., Class A (A)	1,502	10,289
Unifi, Inc. (A)	2,453	17,416

216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Vera Bradley, Inc. (A)	2,034	$13,445
		1,302,311
		22,734,878
Consumer staples – 3.1%
Beverages – 0.4%
MGP Ingredients, Inc.	571	60,229
Molson Coors Beverage Company, Class B	7,410	471,202
The Duckhorn Portfolio, Inc. (A)	5,466	56,081
		587,512
Consumer staples distribution and retail – 0.8%
Grocery Outlet Holding Corp. (A)	6,787	195,805
Ingles Markets, Inc., Class A	1,365	102,825
Natural Grocers by Vitamin Cottage, Inc.	1,014	13,091
Performance Food Group Company (A)	531	31,255
PriceSmart, Inc.	2,111	157,122
SpartanNash Company	3,523	77,506
The Andersons, Inc.	3,384	174,310
U.S. Foods Holding Corp. (A)	4,572	181,508
United Natural Foods, Inc. (A)	4,429	62,626
Village Super Market, Inc., Class A	685	15,508
Weis Markets, Inc.	2,371	149,373
		1,160,929
Food products – 1.3%
Alico, Inc.	650	16,224
B&G Foods, Inc.	1,941	19,196
Calavo Growers, Inc.	731	18,443
Cal-Maine Foods, Inc.	4,370	211,595
Farmer Brothers Company (A)	1,069	2,758
Fresh Del Monte Produce, Inc.	3,959	102,301
Hostess Brands, Inc. (A)	9,600	319,776
Ingredion, Inc.	2,406	236,750
Limoneira Company	2,147	32,892
Pilgrim's Pride Corp. (A)	3,438	78,490
Post Holdings, Inc. (A)	3,981	341,331
Seaboard Corp.	58	217,674
Seneca Foods Corp., Class A (A)	908	48,878
The Hain Celestial Group, Inc. (A)	4,728	49,029
The Simply Good Foods Company (A)	3,540	122,201
TreeHouse Foods, Inc. (A)	4,075	177,589
Whole Earth Brands, Inc. (A)	1,600	5,760
		2,000,887
Household products – 0.3%
Central Garden & Pet Company (A)	1,553	68,549
Central Garden & Pet Company, Class A (A)	3,288	131,816
Oil-Dri Corp. of America	531	32,789
Spectrum Brands Holdings, Inc.	2,746	215,149
		448,303
Personal care products – 0.2%
BellRing Brands, Inc. (A)	3,288	135,564
Edgewell Personal Care Company	4,648	171,790
Natural Alternatives International, Inc. (A)	200	1,298
Nature's Sunshine Products, Inc. (A)	1,118	18,525
Nu Skin Enterprises, Inc., Class A	2,988	63,375
The Honest Company, Inc. (A)	4,669	5,883
		396,435
Tobacco – 0.1%
Universal Corp.	1,975	93,240
		4,687,306
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 9.2%
Energy equipment and services – 2.8%
Archrock, Inc.	16,778	$211,403
Bristow Group, Inc. (A)	2,307	64,988
ChampionX Corp.	23,000	819,260
Dril-Quip, Inc. (A)	2,386	67,214
Expro Group Holdings NV (A)	1,587	36,866
Forum Energy Technologies, Inc. (A)	377	9,056
Geospace Technologies Corp. (A)	516	6,682
Gulf Island Fabrication, Inc. (A)	3,019	9,872
Helix Energy Solutions Group, Inc. (A)	12,029	134,364
Helmerich & Payne, Inc.	6,377	268,854
Liberty Energy, Inc.	12,732	235,797
Nabors Industries, Ltd. (A)	530	65,264
National Energy Services Reunited Corp. (A)	6,084	34,922
Natural Gas Services Group, Inc. (A)	2,620	38,147
Newpark Resources, Inc. (A)	6,750	46,643
NOV, Inc.	9,292	194,203
Oil States International, Inc. (A)	4,041	33,823
Patterson-UTI Energy, Inc.	23,331	322,901
ProPetro Holding Corp. (A)	9,437	100,315
RPC, Inc.	18,389	164,398
SEACOR Marine Holdings, Inc. (A)	2,432	33,756
Seadrill, Ltd. (A)	290	12,989
Select Water Solutions, Inc.	7,658	60,881
Solaris Oilfield Infrastructure, Inc., Class A	1,100	11,726
TechnipFMC PLC	24,797	504,371
Tidewater, Inc. (A)	3,747	266,299
Transocean, Ltd. (A)	45,322	372,094
U.S. Silica Holdings, Inc. (A)	7,085	99,473
		4,226,561
Oil, gas and consumable fuels – 6.4%
Adams Resources & Energy, Inc.	724	24,392
Alto Ingredients, Inc. (A)	3,300	14,586
Antero Midstream Corp.	9,614	115,176
Antero Resources Corp. (A)	13,489	342,351
Ardmore Shipping Corp.	3,297	42,894
Berry Corp.	5,062	41,508
California Resources Corp.	4,800	268,848
Callon Petroleum Company (A)	5,698	222,906
Chord Energy Corp.	972	157,532
Civitas Resources, Inc.	486	39,303
Clean Energy Fuels Corp. (A)	16,848	64,528
CNX Resources Corp. (A)	16,589	374,580
Comstock Resources, Inc.	10,859	119,775
CONSOL Energy, Inc.	3,428	359,631
Delek US Holdings, Inc.	6,133	174,239
Denbury, Inc. (A)	906	88,797
DHT Holdings, Inc.	15,373	158,342
Dorian LPG, Ltd.	3,417	98,170
DT Midstream, Inc.	4,836	255,921
Earthstone Energy, Inc., Class A (A)	44,935	909,484
Equitrans Midstream Corp.	9,398	88,059
Evolution Petroleum Corp.	1,700	11,628
Green Plains, Inc. (A)	3,377	101,648
Hallador Energy Company (A)	1,635	23,577
HF Sinclair Corp.	10,648	606,191
International Seaways, Inc.	3,851	173,295
Magnolia Oil & Gas Corp., Class A	29,072	666,040
Matador Resources Company	21,179	1,259,716
Murphy Oil Corp.	10,625	481,844
NACCO Industries, Inc., Class A	700	24,549
Nordic American Tankers, Ltd.	14,173	58,393
Northern Oil and Gas, Inc.	526	21,161

217

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Overseas Shipholding Group, Inc., Class A (A)	5,561	$24,413
Ovintiv, Inc.	1,040	49,473
PBF Energy, Inc., Class A	9,233	494,242
Peabody Energy Corp.	9,665	251,193
Permian Resources Corp.	13,015	181,689
PHX Minerals, Inc.	557	2,027
Range Resources Corp.	1,941	62,908
REX American Resources Corp. (A)	1,688	68,735
Riley Exploration Permian, Inc.	491	15,609
SandRidge Energy, Inc.	3,343	52,351
Scorpio Tankers, Inc.	4,270	231,092
SFL Corp., Ltd.	10,526	117,365
Sitio Royalties Corp., Class A	914	22,128
SM Energy Company	7,029	278,700
Southwestern Energy Company (A)	18,914	121,995
Talos Energy, Inc. (A)	6,898	113,403
Teekay Corp. (A)	5,602	34,564
Teekay Tankers, Ltd., Class A	2,780	115,731
Vitesse Energy, Inc.	1,343	30,741
World Kinect Corp.	5,267	118,139
		9,775,562
		14,002,123
Financials – 19.6%
Banks – 10.8%
1st Source Corp.	2,362	99,417
ACNB Corp.	394	12,454
Amalgamated Financial Corp.	2,221	38,246
Amerant Bancorp, Inc.	2,770	48,309
American National Bankshares, Inc.	991	37,599
Ameris Bancorp	13,647	523,908
Ames National Corp.	500	8,295
Arrow Financial Corp.	1,151	19,582
Associated Banc-Corp.	14,499	248,078
Atlantic Union Bankshares Corp.	7,040	202,611
Axos Financial, Inc. (A)	4,565	172,831
Banc of California, Inc.	5,646	69,897
Bank of Marin Bancorp	1,851	33,836
Bank OZK	9,057	335,743
BankFinancial Corp.	2,146	18,499
BankUnited, Inc.	7,029	159,558
Bankwell Financial Group, Inc.	400	9,708
Banner Corp.	3,379	143,202
Bar Harbor Bankshares	1,690	39,935
BayCom Corp.	1,125	21,611
BCB Bancorp, Inc.	1,477	16,454
Berkshire Hills Bancorp, Inc.	4,838	97,002
Blue Foundry Bancorp (A)	912	7,633
Blue Ridge Bankshares, Inc.	682	3,083
BOK Financial Corp.	3,700	295,926
Bridgewater Bancshares, Inc. (A)	798	7,565
Brookline Bancorp, Inc.	7,292	66,430
Business First Bancshares, Inc.	1,362	25,551
Byline Bancorp, Inc.	3,345	65,930
C&F Financial Corp.	627	33,607
Cadence Bank	11,653	247,277
Cambridge Bancorp	121	7,537
Camden National Corp.	1,722	48,595
Capital City Bank Group, Inc.	1,865	55,633
Capitol Federal Financial, Inc.	11,378	54,273
Capstar Financial Holdings, Inc.	972	13,793
Carter Bankshares, Inc. (A)	1,494	18,720
Cathay General Bancorp	6,734	234,074
Central Pacific Financial Corp.	2,460	41,033
Central Valley Community Bancorp	600	8,466
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Chemung Financial Corp.	723	$28,638
Citizens & Northern Corp.	960	16,848
Civista Bancshares, Inc.	1,114	17,267
CNB Financial Corp.	1,562	28,288
Colony Bankcorp, Inc.	959	9,585
Columbia Banking System, Inc.	6,233	126,530
Comerica, Inc.	2,361	98,100
Community Bank System, Inc.	3,006	126,883
Community Trust Bancorp, Inc.	1,615	55,330
ConnectOne Bancorp, Inc.	2,683	47,838
CrossFirst Bankshares, Inc. (A)	3,053	30,805
Customers Bancorp, Inc. (A)	2,568	88,468
CVB Financial Corp.	3,877	64,242
Dime Community Bancshares, Inc.	3,811	76,068
Eagle Bancorp, Inc.	2,765	59,309
Eastern Bankshares, Inc.	3,103	38,912
Enterprise Bancorp, Inc.	246	6,735
Enterprise Financial Services Corp.	2,420	90,750
Equity Bancshares, Inc., Class A	1,442	34,709
ESSA Bancorp, Inc.	897	13,464
Evans Bancorp, Inc.	380	10,184
Farmers National Banc Corp.	1,865	21,559
FB Financial Corp.	2,794	79,238
Financial Institutions, Inc.	1,481	24,925
First Bancorp (North Carolina)	3,759	105,778
First Bancorp (Puerto Rico)	16,660	224,244
First Bank	900	9,702
First Busey Corp.	4,369	83,972
First Business Financial Services, Inc.	1,366	40,994
First Commonwealth Financial Corp.	8,341	101,844
First Community Bankshares, Inc.	2,201	64,819
First Financial Bancorp	8,400	164,640
First Financial Corp.	1,432	48,416
First Financial Northwest, Inc.	1,100	13,992
First Foundation, Inc.	4,373	26,588
First Hawaiian, Inc.	9,183	165,753
First Horizon Corp.	25,469	280,668
First Internet Bancorp	777	12,595
First Interstate BancSystem, Inc., Class A	4,845	120,834
First Merchants Corp.	5,458	151,842
First Mid Bancshares, Inc.	1,570	41,699
First Northwest Bancorp	800	9,816
First Western Financial, Inc. (A)	421	7,641
Flushing Financial Corp.	2,921	38,353
FNB Corp.	23,789	256,683
FS Bancorp, Inc.	400	11,800
Fulton Financial Corp.	13,791	167,009
German American Bancorp, Inc.	1,155	31,289
Great Southern Bancorp, Inc.	1,117	53,527
Guaranty Bancshares, Inc.	693	19,882
Hancock Whitney Corp.	7,556	279,496
Hanmi Financial Corp.	3,082	50,021
HarborOne Bancorp, Inc.	4,217	40,146
Heartland Financial USA, Inc.	3,376	99,356
Heritage Commerce Corp.	5,322	45,077
Heritage Financial Corp.	2,815	45,913
Hilltop Holdings, Inc.	4,528	128,414
Home Bancorp, Inc.	902	28,747
Home BancShares, Inc.	752	15,747
HomeStreet, Inc.	1,802	14,038
HomeTrust Bancshares, Inc.	560	12,135
Hope Bancorp, Inc.	10,431	92,314
Horizon Bancorp, Inc.	4,654	49,705
Independent Bank Corp. (Massachusetts)	2,735	134,261

218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Corp. (Michigan)	1,806	$33,122
Independent Bank Group, Inc.	3,460	136,843
International Bancshares Corp.	4,680	202,831
Investar Holding Corp.	500	5,295
Kearny Financial Corp.	6,261	43,389
Lakeland Bancorp, Inc.	5,402	68,173
LCNB Corp.	600	8,562
Live Oak Bancshares, Inc.	752	21,770
Luther Burbank Corp.	1,694	14,230
Macatawa Bank Corp.	5,091	45,615
Mercantile Bank Corp.	1,666	51,496
Metrocity Bankshares, Inc.	637	12,536
Metropolitan Bank Holding Corp. (A)	762	27,645
Mid Penn Bancorp, Inc.	1,196	24,075
Midland States Bancorp, Inc.	1,553	31,899
MidWestOne Financial Group, Inc.	1,343	27,303
MVB Financial Corp.	300	6,774
National Bank Holdings Corp., Class A	1,336	39,759
National Bankshares, Inc.	622	15,575
NBT Bancorp, Inc.	3,950	125,176
New York Community Bancorp, Inc.	39,746	450,720
Nicolet Bankshares, Inc.	928	64,756
Northeast Bank	770	33,957
Northfield Bancorp, Inc.	4,825	45,596
Northrim BanCorp, Inc.	647	25,634
Northwest Bancshares, Inc.	9,669	98,914
Norwood Financial Corp.	1,188	30,603
OceanFirst Financial Corp.	5,012	72,524
OFG Bancorp	4,124	123,143
Old National Bancorp	18,139	263,741
Old Second Bancorp, Inc.	2,721	37,033
OP Bancorp	1,000	9,150
Origin Bancorp, Inc.	1,486	42,901
Orrstown Financial Services, Inc.	500	10,505
Pacific Premier Bancorp, Inc.	6,740	146,662
PacWest Bancorp	8,040	63,596
Pathward Financial, Inc.	1,912	88,124
PCB Bancorp	836	12,916
Peapack-Gladstone Financial Corp.	1,625	41,681
Penns Woods Bancorp, Inc.	1,188	25,043
Peoples Bancorp, Inc.	2,883	73,171
Pinnacle Financial Partners, Inc.	8,075	541,348
Popular, Inc.	5,455	343,720
Preferred Bank	659	41,023
Premier Financial Corp.	2,871	48,979
Primis Financial Corp.	3,850	31,378
Prosperity Bancshares, Inc.	5,736	313,071
Provident Financial Holdings, Inc.	1,778	23,274
Provident Financial Services, Inc.	6,184	94,553
QCR Holdings, Inc.	1,449	70,305
RBB Bancorp	1,075	13,739
Renasant Corp.	4,994	130,793
Republic Bancorp, Inc., Class A	1,449	63,828
Riverview Bancorp, Inc.	3,925	21,823
S&T Bancorp, Inc.	3,436	93,047
Sandy Spring Bancorp, Inc.	3,344	71,662
Seacoast Banking Corp. of Florida	2,776	60,961
Shore Bancshares, Inc.	2,923	30,750
Sierra Bancorp	1,759	33,351
Simmons First National Corp., Class A	9,236	156,643
SmartFinancial, Inc.	886	18,934
South Plains Financial, Inc.	443	11,713
Southern First Bancshares, Inc. (A)	537	14,467
Southern Missouri Bancorp, Inc.	1,012	39,154
Southside Bancshares, Inc.	1,224	35,129
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SouthState Corp.	4,375	$294,700
Stellar Bancorp, Inc.	2,534	54,025
Synovus Financial Corp.	5,630	156,514
Territorial Bancorp, Inc.	1,722	15,653
Texas Capital Bancshares, Inc. (A)	3,434	202,263
The Bank of NT Butterfield & Son, Ltd.	904	24,480
The First Bancorp, Inc.	1,316	30,926
The First Bancshares, Inc.	1,916	51,675
The First of Long Island Corp.	2,386	27,463
The Hingham Institution for Savings	69	12,886
Tompkins Financial Corp.	505	24,740
Towne Bank	5,579	127,926
TriCo Bancshares	1,406	45,034
Triumph Financial, Inc. (A)	540	34,987
Trustmark Corp.	4,932	107,172
UMB Financial Corp.	1,043	64,718
United Bankshares, Inc.	7,422	204,773
United Community Banks, Inc.	6,679	169,713
Unity Bancorp, Inc.	430	10,075
Univest Financial Corp.	2,739	47,604
Valley National Bancorp	24,313	208,119
Veritex Holdings, Inc.	3,741	67,151
Washington Federal, Inc.	5,681	145,547
Washington Trust Bancorp, Inc.	1,035	27,252
Webster Financial Corp.	7,167	288,902
WesBanco, Inc.	5,865	143,223
Western Alliance Bancorp	256	11,768
Western New England Bancorp, Inc.	3,609	23,422
Wintrust Financial Corp.	3,366	254,133
WSFS Financial Corp.	4,396	160,454
Zions Bancorp NA	6,476	225,948
		16,345,655
Capital markets – 2.2%
Avantax, Inc. (A)	2,434	62,262
Houlihan Lokey, Inc.	7,281	779,941
Invesco, Ltd.	24,463	355,203
Janus Henderson Group PLC	9,860	254,585
Jefferies Financial Group, Inc.	12,004	439,707
Oppenheimer Holdings, Inc., Class A	1,182	45,282
PJT Partners, Inc., Class A	10,151	806,395
Stifel Financial Corp.	8,150	500,736
StoneX Group, Inc. (A)	1,375	133,265
Virtus Investment Partners, Inc.	126	25,451
		3,402,827
Consumer finance – 1.2%
Ally Financial, Inc.	16,381	437,045
Atlanticus Holdings Corp. (A)	505	15,307
Bread Financial Holdings, Inc.	4,838	165,460
Consumer Portfolio Services, Inc. (A)	1,066	9,669
Encore Capital Group, Inc. (A)	2,509	119,830
Enova International, Inc. (A)	3,425	174,230
EZCORP, Inc., Class A (A)	4,801	39,608
Green Dot Corp., Class A (A)	3,440	47,919
LendingClub Corp. (A)	7,056	43,042
LendingTree, Inc. (A)	1,183	18,337
Navient Corp.	12,275	211,376
Nelnet, Inc., Class A	2,648	236,519
Nicholas Financial, Inc. (A)	75	363
OneMain Holdings, Inc.	3,331	133,540
PRA Group, Inc. (A)	3,071	58,994
PROG Holdings, Inc. (A)	2,293	76,151

219

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Regional Management Corp.	573	$15,861
		1,803,251
Financial services – 2.1%
Acacia Research Corp. (A)	2,172	7,928
Alerus Financial Corp.	904	16,435
A-Mark Precious Metals, Inc.	1,892	55,492
BM Technologies, Inc. (A)	367	734
California First Leasing Corp. (A)	880	14,608
Cannae Holdings, Inc. (A)	798	14,875
Essent Group, Ltd.	2,164	102,336
Federal Agricultural Mortgage Corp., Class C	694	107,084
Flywire Corp. (A)	33,884	1,080,561
Jackson Financial, Inc., Class A	5,691	217,510
Merchants Bancorp	1,376	38,143
MGIC Investment Corp.	17,269	288,220
Mr. Cooper Group, Inc. (A)	3,087	165,340
NMI Holdings, Inc., Class A (A)	5,822	157,718
Ocwen Financial Corp. (A)	315	8,152
PennyMac Financial Services, Inc.	3,525	234,765
Radian Group, Inc.	10,338	259,587
TrustCo Bank Corp. NY	1,826	49,832
Voya Financial, Inc.	5,033	334,443
Walker & Dunlop, Inc.	615	45,658
Waterstone Financial, Inc.	3,099	33,934
		3,233,355
Insurance – 3.3%
Ambac Financial Group, Inc. (A)	3,281	39,569
American Equity Investment Life Holding Company	7,384	396,078
Argo Group International Holdings, Ltd.	2,180	65,051
Assured Guaranty, Ltd.	5,779	349,745
Axis Capital Holdings, Ltd.	5,166	291,207
Brighthouse Financial, Inc. (A)	5,409	264,716
CNA Financial Corp.	581	22,862
CNO Financial Group, Inc.	8,457	200,685
Donegal Group, Inc., Class A	2,876	40,997
Employers Holdings, Inc.	2,283	91,206
Enstar Group, Ltd. (A)	1,090	263,780
F&G Annuities & Life, Inc.	192	5,388
Fidelity National Financial, Inc.	3,472	143,394
First American Financial Corp.	4,442	250,929
Genworth Financial, Inc., Class A (A)	36,213	212,208
Greenlight Capital Re, Ltd., Class A (A)	2,616	28,096
Hallmark Financial Services, Inc. (A)	400	788
Heritage Insurance Holdings, Inc. (A)	657	4,264
Horace Mann Educators Corp.	3,303	97,042
Investors Title Company	189	27,989
James River Group Holdings, Ltd.	2,157	33,110
Kemper Corp.	4,019	168,919
MBIA, Inc. (A)	1,892	13,641
Mercury General Corp.	4,889	137,039
National Western Life Group, Inc., Class A	221	96,685
Old Republic International Corp.	15,344	413,367
Oscar Health, Inc., Class A (A)	6,663	37,113
ProAssurance Corp.	4,655	87,933
Reinsurance Group of America, Inc.	80	11,615
Safety Insurance Group, Inc.	612	41,732
SiriusPoint, Ltd. (A)	10,334	105,097
Stewart Information Services Corp.	1,817	79,585
Tiptree, Inc.	3,689	61,828
United Fire Group, Inc.	1,897	37,466
Universal Insurance Holdings, Inc.	3,287	46,084
Unum Group	10,883	535,335
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	205	$306,616
		5,009,159
		29,794,247
Health care – 11.2%
Biotechnology – 3.4%
Achillion Pharmaceuticals, Inc. (A)(B)	10,940	16,623
Agios Pharmaceuticals, Inc. (A)	6,006	148,649
Allogene Therapeutics, Inc. (A)	4,442	14,081
Anika Therapeutics, Inc. (A)	1,585	29,529
Arcturus Therapeutics Holdings, Inc. (A)	790	20,185
Arcus Biosciences, Inc. (A)	3,846	69,036
Arcutis Biotherapeutics, Inc. (A)	29,090	154,468
Avidity Biosciences, Inc. (A)	2,235	14,259
BioCryst Pharmaceuticals, Inc. (A)	61,718	436,963
Crinetics Pharmaceuticals, Inc. (A)	21,745	646,696
Dynavax Technologies Corp. (A)	6,329	93,479
Eagle Pharmaceuticals, Inc. (A)	585	9,225
Editas Medicine, Inc. (A)	3,778	29,468
Emergent BioSolutions, Inc. (A)	2,676	9,098
Generation Bio Company (A)	4,046	15,334
Halozyme Therapeutics, Inc. (A)	15,690	599,358
Insmed, Inc. (A)	24,975	630,619
Ironwood Pharmaceuticals, Inc. (A)	9,512	91,601
iTeos Therapeutics, Inc. (A)	1,538	16,841
Kodiak Sciences, Inc. (A)	1,185	2,133
Kura Oncology, Inc. (A)	3,536	32,248
Myriad Genetics, Inc. (A)	5,783	92,759
PDL BioPharma, Inc. (A)(B)	5,434	4,402
REGENXBIO, Inc. (A)	1,693	27,867
Sage Therapeutics, Inc. (A)	2,666	54,866
Sutro Biopharma, Inc. (A)	1,765	6,125
Travere Therapeutics, Inc. (A)	28,022	250,517
Ultragenyx Pharmaceutical, Inc. (A)	11,370	405,341
Vanda Pharmaceuticals, Inc. (A)	4,716	20,373
Veracyte, Inc. (A)	24,884	555,660
Vericel Corp. (A)	20,287	680,020
Xencor, Inc. (A)	1,408	28,371
		5,206,194
Health care equipment and supplies – 2.1%
AngioDynamics, Inc. (A)	3,198	23,377
Artivion, Inc. (A)	20,042	303,837
AtriCure, Inc. (A)	11,138	487,844
Avanos Medical, Inc. (A)	4,440	89,777
Enovis Corp. (A)	5,061	266,867
Envista Holdings Corp. (A)	10,702	298,372
FONAR Corp. (A)	463	7,130
Globus Medical, Inc., Class A (A)	11,055	548,881
ICU Medical, Inc. (A)	2,238	266,344
Inogen, Inc. (A)	1,678	8,759
Integer Holdings Corp. (A)	2,433	190,820
Integra LifeSciences Holdings Corp. (A)	9,413	359,482
Kewaunee Scientific Corp. (A)	83	1,469
LENSAR, Inc. (A)	783	2,419
LivaNova PLC (A)	1,624	85,877
Omnicell, Inc. (A)	344	15,494
OraSure Technologies, Inc. (A)	4,040	23,957
Orthofix Medical, Inc. (A)	2,161	27,790
UFP Technologies, Inc. (A)	300	48,435
Utah Medical Products, Inc.	289	24,854
Varex Imaging Corp. (A)	4,007	75,292
		3,157,077
Health care providers and services – 2.7%
Acadia Healthcare Company, Inc. (A)	12,599	885,836
AdaptHealth Corp. (A)	1,098	9,992

220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Addus HomeCare Corp. (A)	1,766	$150,446
Agiliti, Inc. (A)	3,789	24,591
Amedisys, Inc. (A)	2,199	205,387
Brookdale Senior Living, Inc. (A)	14,458	59,856
Castle Biosciences, Inc. (A)	9,969	168,376
Cross Country Healthcare, Inc. (A)	2,734	67,776
Enhabit, Inc. (A)	1,091	12,274
Fulgent Genetics, Inc. (A)	1,997	53,400
HealthEquity, Inc. (A)	9,467	691,564
National HealthCare Corp.	1,428	91,363
NeoGenomics, Inc. (A)	4,116	50,627
OPKO Health, Inc. (A)	8,398	13,437
Owens & Minor, Inc. (A)	4,990	80,638
Patterson Companies, Inc.	6,467	191,682
Pediatrix Medical Group, Inc. (A)	5,689	72,307
PetIQ, Inc. (A)	1,147	22,596
Premier, Inc., Class A	7,830	168,345
Select Medical Holdings Corp.	1,202	30,375
Universal Health Services, Inc., Class B	3,240	407,365
US Physical Therapy, Inc.	7,524	690,177
		4,148,410
Health care technology – 0.3%
American Well Corp., Class A (A)	9,568	11,195
Certara, Inc. (A)	5,777	83,998
Computer Programs and Systems, Inc. (A)	1,067	17,008
HealthStream, Inc.	1,969	42,491
NextGen Healthcare, Inc. (A)	2,912	69,102
Teladoc Health, Inc. (A)	490	9,109
Veradigm, Inc. (A)	11,365	149,336
		382,239
Life sciences tools and services – 1.1%
Azenta, Inc. (A)	16,200	813,078
CryoPort, Inc. (A)	15,940	218,537
Harvard Bioscience, Inc. (A)	5,200	22,360
MaxCyte, Inc. (A)	3,699	11,541
Medpace Holdings, Inc. (A)	2,582	625,180
Mesa Laboratories, Inc.	169	17,757
OmniAb, Inc. (A)	3,101	16,094
OmniAb, Inc., $12.50 Earnout Shares (A)(B)	240	0
OmniAb, Inc., $15.00 Earnout Shares (A)(B)	240	0
Personalis, Inc. (A)	1,146	1,387
Seer, Inc. (A)	2,095	4,630
		1,730,564
Pharmaceuticals – 1.6%
Amphastar Pharmaceuticals, Inc. (A)	853	39,229
ANI Pharmaceuticals, Inc. (A)	800	46,448
Cumberland Pharmaceuticals, Inc. (A)	956	1,807
Elanco Animal Health, Inc. (A)	21,355	240,030
Innoviva, Inc. (A)	7,202	93,554
Intra-Cellular Therapies, Inc. (A)	11,127	579,605
Ligand Pharmaceuticals, Inc. (A)	1,301	77,956
Nektar Therapeutics (A)	10,585	6,304
Organon & Company	695	12,065
Perrigo Company PLC	8,748	279,499
Phathom Pharmaceuticals, Inc. (A)	26,996	279,949
Phibro Animal Health Corp., Class A	1,429	18,248
Prestige Consumer Healthcare, Inc. (A)	3,612	206,570
Supernus Pharmaceuticals, Inc. (A)	19,917	549,112
Taro Pharmaceutical Industries, Ltd. (A)	1,003	37,823
		2,468,199
		17,092,683
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 19.8%
Aerospace and defense – 1.1%
AAR Corp. (A)	3,353	$199,604
AerSale Corp. (A)	635	9,487
Astronics Corp. (A)	1,700	26,962
Ducommun, Inc. (A)	1,245	54,170
Hexcel Corp.	12,125	789,823
Kaman Corp.	1,770	34,781
Kratos Defense & Security Solutions, Inc. (A)	3,850	57,827
Mercury Systems, Inc. (A)	2,355	87,347
Moog, Inc., Class A	1,548	174,862
National Presto Industries, Inc.	644	46,664
Park Aerospace Corp.	2,083	32,349
Parsons Corp. (A)	721	39,186
SIFCO Industries, Inc. (A)	1,000	3,670
V2X, Inc. (A)	1,029	53,158
		1,609,890
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	7,279	151,913
Hub Group, Inc., Class A (A)	2,418	189,910
Radiant Logistics, Inc. (A)	3,764	21,267
		363,090
Building products – 2.2%
American Woodmark Corp. (A)	1,309	98,973
Apogee Enterprises, Inc.	2,178	102,540
AZZ, Inc.	1,376	62,718
Builders FirstSource, Inc. (A)	7,364	916,744
Gibraltar Industries, Inc. (A)	13,786	930,693
Hayward Holdings, Inc. (A)	2,363	33,318
Insteel Industries, Inc.	1,689	54,825
JELD-WEN Holding, Inc. (A)	4,097	54,736
Masonite International Corp. (A)	872	81,288
Masterbrand, Inc. (A)	538	6,537
Owens Corning	1,092	148,960
PGT Innovations, Inc. (A)	2,094	58,109
Quanex Building Products Corp.	3,929	110,680
Resideo Technologies, Inc. (A)	10,435	164,873
The AZEK Company, Inc. (A)	6,677	198,574
UFP Industries, Inc.	3,823	391,475
		3,415,043
Commercial services and supplies – 1.0%
ABM Industries, Inc.	5,899	236,019
ACCO Brands Corp.	8,323	47,774
Acme United Corp.	733	21,909
Brady Corp., Class A	2,444	134,224
BrightView Holdings, Inc. (A)	6,940	53,785
CECO Environmental Corp. (A)	3,081	49,204
Civeo Corp.	673	13,951
Clean Harbors, Inc. (A)	371	62,091
Deluxe Corp.	3,291	62,167
Ennis, Inc.	2,608	55,342
Enviri Corp. (A)	7,551	54,518
Healthcare Services Group, Inc.	2,180	22,737
Heritage-Crystal Clean, Inc. (A)	1,494	67,753
HNI Corp.	1,894	65,589
Interface, Inc.	2,884	28,292
Matthews International Corp., Class A	2,517	97,936
MillerKnoll, Inc.	1,587	38,802
NL Industries, Inc.	3,260	15,485
OPENLANE, Inc. (A)	8,224	122,702
SP Plus Corp. (A)	400	14,440
Steelcase, Inc., Class A	6,532	72,962
UniFirst Corp.	667	108,728
Virco Manufacturing Corp. (A)	1,200	9,528

221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	1,368	$69,002
		1,524,940
Construction and engineering – 1.1%
API Group Corp. (A)	3,732	96,771
Arcosa, Inc.	4,310	309,889
Argan, Inc.	1,446	65,822
Concrete Pumping Holdings, Inc. (A)	1,800	15,444
Dycom Industries, Inc. (A)	1,171	104,219
Fluor Corp. (A)	3,410	125,147
Granite Construction, Inc.	3,746	142,423
Great Lakes Dredge & Dock Corp. (A)	6,888	54,897
IES Holdings, Inc. (A)	1,180	77,727
MasTec, Inc. (A)	1,220	87,803
Matrix Service Company (A)	2,731	32,226
MDU Resources Group, Inc.	6,327	123,883
MYR Group, Inc. (A)	95	12,802
Northwest Pipe Company (A)	1,306	39,402
Orion Group Holdings, Inc. (A)	4,263	22,850
Primoris Services Corp.	3,474	113,704
Sterling Infrastructure, Inc. (A)	2,528	185,757
Tutor Perini Corp. (A)	4,167	32,628
		1,643,394
Electrical equipment – 2.1%
Allient, Inc.	300	9,276
American Superconductor Corp. (A)	1,655	12,495
Atkore, Inc. (A)	8,016	1,195,907
Encore Wire Corp.	1,762	321,495
EnerSys	1,533	145,129
LSI Industries, Inc.	4,131	65,600
nVent Electric PLC	3,155	167,183
Powell Industries, Inc.	1,244	103,128
Preformed Line Products Company	492	79,989
Regal Rexnord Corp.	3,159	451,358
Sensata Technologies Holding PLC	3,072	116,183
Shoals Technologies Group, Inc., Class A (A)	22,000	401,500
Sunrun, Inc. (A)	2,009	25,233
Thermon Group Holdings, Inc. (A)	3,483	95,678
Ultralife Corp. (A)	1,984	19,364
		3,209,518
Ground transportation – 1.2%
ArcBest Corp.	2,462	250,262
Covenant Logistics Group, Inc.	1,513	66,345
Heartland Express, Inc.	4,107	60,332
Knight-Swift Transportation Holdings, Inc.	8,340	418,251
Marten Transport, Ltd.	6,368	125,513
PAM Transportation Services, Inc. (A)	2,085	44,932
Patriot Transportation Holding, Inc. (A)	450	3,821
Ryder System, Inc.	3,393	362,881
Schneider National, Inc., Class B	3,459	95,780
U-Haul Holding Company, Series N	3,773	197,667
Universal Logistics Holdings, Inc.	600	15,108
Werner Enterprises, Inc.	4,155	161,837
		1,802,729
Machinery – 4.6%
3D Systems Corp. (A)	5,104	25,061
AGCO Corp.	1,707	201,904
Alamo Group, Inc.	5,170	893,686
Albany International Corp., Class A	743	64,106
Astec Industries, Inc.	2,415	113,771
Barnes Group, Inc.	4,989	169,476
Columbus McKinnon Corp.	2,178	76,034
Commercial Vehicle Group, Inc. (A)	2,492	19,338
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
EnPro Industries, Inc.	1,502	$182,027
Esab Corp.	2,502	175,690
ESCO Technologies, Inc.	1,885	196,869
Flowserve Corp.	699	27,799
Gates Industrial Corp. PLC (A)	18,170	210,954
Gencor Industries, Inc. (A)	2,100	29,673
Graham Corp. (A)	333	5,528
Helios Technologies, Inc.	1,138	63,136
Hillenbrand, Inc.	11,934	504,928
Hurco Companies, Inc.	1,054	23,641
Hyster-Yale Materials Handling, Inc.	466	20,774
Kennametal, Inc.	6,313	157,067
LB Foster Company, Class A (A)	1,699	32,128
Luxfer Holdings PLC	633	8,261
Mayville Engineering Company, Inc. (A)	1,096	12,023
Miller Industries, Inc.	1,434	56,227
Mueller Industries, Inc.	2,004	150,621
Mueller Water Products, Inc., Class A	2,340	29,671
NN, Inc. (A)	2,376	4,419
Oshkosh Corp.	1,276	121,769
Park-Ohio Holdings Corp.	749	14,913
Perma-Pipe International Holdings, Inc. (A)	1,100	8,987
Proto Labs, Inc. (A)	1,588	41,923
RBC Bearings, Inc. (A)	3,907	914,746
REV Group, Inc.	5,224	83,584
SPX Technologies, Inc. (A)	11,660	949,124
Standex International Corp.	310	45,164
Tennant Company	694	51,460
Terex Corp.	1,393	80,265
The Eastern Company	1,471	26,699
The Gorman-Rupp Company	1,454	47,837
The Greenbrier Companies, Inc.	2,830	113,200
The LS Starrett Company, Class A (A)	1,530	16,448
The Manitowoc Company, Inc. (A)	3,343	50,312
The Shyft Group, Inc.	33,097	495,462
The Timken Company	2,055	151,022
Titan International, Inc. (A)	3,936	52,860
Trinity Industries, Inc.	7,997	194,727
Twin Disc, Inc. (A)	1,650	22,638
Wabash National Corp.	1,980	41,818
		6,979,770
Marine transportation – 0.4%
Costamare, Inc.	9,592	92,275
Eagle Bulk Shipping, Inc.	1,293	54,345
Eneti, Inc.	1,112	11,209
Genco Shipping & Trading, Ltd.	4,550	63,655
Kirby Corp. (A)	2,166	179,345
Matson, Inc.	2,868	254,449
Pangaea Logistics Solutions, Ltd.	1,768	10,396
		665,674
Passenger airlines – 0.6%
Alaska Air Group, Inc. (A)	7,840	290,707
Allegiant Travel Company	1,247	95,844
Copa Holdings SA, Class A	905	80,654
Hawaiian Holdings, Inc. (A)	3,931	24,883
JetBlue Airways Corp. (A)	22,528	103,629
Mesa Air Group, Inc. (A)	1,399	1,202
SkyWest, Inc. (A)	3,644	152,829
Spirit Airlines, Inc.	5,129	84,629
		834,377
Professional services – 2.4%
Asure Software, Inc. (A)	1,391	13,159
BGSF, Inc.	800	7,688

222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CACI International, Inc., Class A (A)	2,352	$738,363
CBIZ, Inc. (A)	2,627	136,341
Clarivate PLC (A)	21,840	146,546
Concentrix Corp.	1,811	145,079
Conduent, Inc. (A)	14,444	50,265
CRA International, Inc.	429	43,226
Dun & Bradstreet Holdings, Inc.	6,331	63,247
Exponent, Inc.	8,590	735,304
First Advantage Corp.	1,878	25,898
Heidrick & Struggles International, Inc.	1,672	41,833
Huron Consulting Group, Inc. (A)	1,411	146,970
ICF International, Inc.	1,429	172,637
Kelly Services, Inc., Class A	3,287	59,791
Korn Ferry	3,492	165,660
ManpowerGroup, Inc.	1,014	74,346
Mistras Group, Inc. (A)	2,232	12,164
NV5 Global, Inc. (A)	533	51,291
Paycor HCM, Inc. (A)	32,389	739,441
Resources Connection, Inc.	4,120	61,429
TrueBlue, Inc. (A)	3,219	47,223
Willdan Group, Inc. (A)	400	8,172
		3,686,073
Trading companies and distributors – 2.9%
Air Lease Corp.	8,638	340,424
Beacon Roofing Supply, Inc. (A)	4,604	355,291
BlueLinx Holdings, Inc. (A)	893	73,306
Boise Cascade Company	3,470	357,549
Distribution Solutions Group, Inc. (A)	1,306	33,956
DXP Enterprises, Inc. (A)	1,767	61,739
GATX Corp.	1,451	157,912
GMS, Inc. (A)	1,599	102,288
Herc Holdings, Inc.	249	29,616
Hudson Technologies, Inc. (A)	2,645	35,179
McGrath RentCorp	1,500	150,360
MRC Global, Inc. (A)	2,745	28,136
NOW, Inc. (A)	7,656	90,877
Rush Enterprises, Inc., Class A	5,371	219,298
Rush Enterprises, Inc., Class B	1,675	75,861
SiteOne Landscape Supply, Inc. (A)	6,448	1,053,926
Textainer Group Holdings, Ltd.	3,510	130,748
Titan Machinery, Inc. (A)	2,366	62,888
Triton International, Ltd.	4,778	393,088
Veritiv Corp.	1,106	186,803
WESCO International, Inc.	2,696	387,739
Willis Lease Finance Corp. (A)	406	17,174
		4,344,158
		30,078,656
Information technology – 10.8%
Communications equipment – 0.8%
Aviat Networks, Inc. (A)	829	25,865
Comtech Telecommunications Corp.	2,706	23,678
Digi International, Inc. (A)	4,035	108,945
Juniper Networks, Inc.	6,436	178,856
KVH Industries, Inc. (A)	910	4,641
NETGEAR, Inc. (A)	3,326	41,874
NetScout Systems, Inc. (A)	5,946	166,607
Optical Cable Corp. (A)	931	2,784
Ribbon Communications, Inc. (A)	8,541	22,890
Viasat, Inc. (A)	5,154	95,143
Viavi Solutions, Inc. (A)	51,307	468,946
		1,140,229
Electronic equipment, instruments and components – 3.7%
Arrow Electronics, Inc. (A)	5,768	722,384
Avnet, Inc.	9,371	451,588
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Bel Fuse, Inc., Class B	1,641	$78,309
Belden, Inc.	1,487	143,570
Benchmark Electronics, Inc.	3,813	92,503
Climb Global Solutions, Inc.	314	13,505
Coherent Corp. (A)	1,922	62,734
CTS Corp.	3,299	137,700
Daktronics, Inc. (A)	3,929	35,047
ePlus, Inc. (A)	1,596	101,378
Fabrinet (A)	507	84,476
FARO Technologies, Inc. (A)	684	10,417
Flex, Ltd. (A)	6,570	177,259
Frequency Electronics, Inc.	1,783	12,374
Insight Enterprises, Inc. (A)	902	131,241
Itron, Inc. (A)	2,223	134,669
Jabil, Inc.	1,144	145,162
Key Tronic Corp. (A)	1,900	8,493
Kimball Electronics, Inc. (A)	3,036	83,126
Knowles Corp. (A)	7,107	105,255
Methode Electronics, Inc.	2,971	67,887
Mirion Technologies, Inc. (A)	1,282	9,577
Novanta, Inc. (A)	7,032	1,008,670
OSI Systems, Inc. (A)	1,091	128,782
PC Connection, Inc.	2,391	127,632
Plexus Corp. (A)	2,005	186,425
RF Industries, Ltd. (A)	120	361
Richardson Electronics, Ltd.	1,461	15,969
Rogers Corp. (A)	1,273	167,361
Sanmina Corp. (A)	4,939	268,089
ScanSource, Inc. (A)	2,542	77,048
TD SYNNEX Corp.	4,290	428,399
TTM Technologies, Inc. (A)	10,649	137,159
Vishay Intertechnology, Inc.	10,499	259,535
Vishay Precision Group, Inc. (A)	1,686	56,616
		5,670,700
IT services – 0.6%
Brightcove, Inc. (A)	2,443	8,037
DXC Technology Company (A)	15,631	325,594
Fastly, Inc., Class A (A)	4,758	91,211
Information Services Group, Inc.	4,400	19,272
Kyndryl Holdings, Inc. (A)	10,698	161,540
PFSweb, Inc.	1,835	13,652
Thoughtworks Holding, Inc. (A)	77,550	316,404
		935,710
Semiconductors and semiconductor equipment – 2.9%
Allegro MicroSystems, Inc. (A)	12,150	388,071
Alpha & Omega Semiconductor, Ltd. (A)	2,746	81,941
Amkor Technology, Inc.	18,705	422,733
Amtech Systems, Inc. (A)	2,404	18,318
AXT, Inc. (A)	4,229	10,150
CEVA, Inc. (A)	1,976	38,315
Cohu, Inc. (A)	4,842	166,758
Diodes, Inc. (A)	2,069	163,120
FormFactor, Inc. (A)	4,086	142,765
Ichor Holdings, Ltd. (A)	2,659	82,323
Kulicke & Soffa Industries, Inc.	4,804	233,619
MACOM Technology Solutions Holdings, Inc. (A)	9,696	791,000
Magnachip Semiconductor Corp. (A)	2,526	20,991
MaxLinear, Inc. (A)	981	21,827
Onto Innovation, Inc. (A)	1,755	223,798
Photronics, Inc. (A)	5,882	118,875
Power Integrations, Inc.	9,484	723,724
Semtech Corp. (A)	1,339	34,479
Silicon Laboratories, Inc. (A)	4,937	572,149

223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ultra Clean Holdings, Inc. (A)	3,668	$108,830
Veeco Instruments, Inc. (A)	2,996	84,218
		4,448,004
Software – 2.6%
ACI Worldwide, Inc. (A)	9,923	223,863
Adeia, Inc.	3,944	42,122
Appfolio, Inc., Class A (A)	4,782	873,337
Aware, Inc. (A)	2,160	2,981
Cerence, Inc. (A)	2,239	45,608
Cognyte Software, Ltd. (A)	402	1,934
Consensus Cloud Solutions, Inc. (A)	218	5,489
CyberArk Software, Ltd. (A)	5,485	898,278
Digital Turbine, Inc. (A)	2,201	13,316
E2open Parent Holdings, Inc. (A)	4,078	18,514
Ebix, Inc.	2,981	29,452
Intapp, Inc. (A)	13,227	443,369
LiveRamp Holdings, Inc. (A)	1,737	50,095
Matterport, Inc. (A)	4,537	9,845
Mitek Systems, Inc. (A)	1,915	20,529
NCR Corp. (A)	765	20,632
ON24, Inc.	2,666	16,876
OneSpan, Inc. (A)	1,048	11,266
Rapid7, Inc. (A)	6,881	315,012
SecureWorks Corp., Class A (A)	1,000	6,210
SolarWinds Corp. (A)	12,240	115,546
The Descartes Systems Group, Inc. (A)	9,433	692,194
Upland Software, Inc. (A)	1,064	4,916
Verint Systems, Inc. (A)	1,067	24,530
Xperi, Inc. (A)	1,943	19,158
		3,905,072
Technology hardware, storage and peripherals – 0.2%
AstroNova, Inc. (A)	1,439	17,988
Stratasys, Ltd. (A)	4,814	65,519
Xerox Holdings Corp.	12,185	191,183
		274,690
		16,374,405
Materials – 6.4%
Chemicals – 2.6%
AdvanSix, Inc.	2,405	74,747
American Vanguard Corp.	2,933	32,058
Ashland, Inc.	3,504	286,207
Avient Corp.	19,454	687,115
Balchem Corp.	4,713	584,601
Chase Corp.	234	29,772
Core Molding Technologies, Inc. (A)	1,000	28,490
Eastman Chemical Company	469	35,982
Ecovyst, Inc. (A)	9,373	92,230
Element Solutions, Inc.	6,015	117,954
FutureFuel Corp.	4,276	30,659
Hawkins, Inc.	1,460	85,921
HB Fuller Company	2,731	187,374
Huntsman Corp.	15,185	370,514
Innospec, Inc.	1,890	193,158
Intrepid Potash, Inc. (A)	1,117	28,104
Koppers Holdings, Inc.	1,694	66,998
Kronos Worldwide, Inc.	3,820	29,605
Livent Corp. (A)	525	9,665
LSB Industries, Inc. (A)	1,567	16,030
Mativ Holdings, Inc.	3,903	55,657
Minerals Technologies, Inc.	2,720	148,947
Olin Corp.	1,947	97,311
Perimeter Solutions SA (A)	1,880	8,535
Quaker Chemical Corp.	2,566	410,560
Rayonier Advanced Materials, Inc. (A)	4,555	16,125
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Stepan Company	1,794	$134,496
Tronox Holdings PLC	11,517	154,788
		4,013,603
Construction materials – 0.2%
Knife River Corp. (A)	1,581	77,200
Summit Materials, Inc., Class A (A)	5,752	179,117
United States Lime & Minerals, Inc.	686	137,886
		394,203
Containers and packaging – 1.0%
Berry Global Group, Inc.	7,897	488,903
Greif, Inc., Class A	1,784	119,189
Greif, Inc., Class B	913	60,769
Myers Industries, Inc.	617	11,063
O-I Glass, Inc. (A)	7,284	121,861
Pactiv Evergreen, Inc.	3,705	30,122
Ranpak Holdings Corp. (A)	1,842	10,020
Silgan Holdings, Inc.	206	8,881
Sonoco Products Company	1,332	72,394
TriMas Corp.	1,856	45,955
Westrock Company	13,906	497,835
		1,466,992
Metals and mining – 2.5%
Alcoa Corp.	11,756	341,629
Alpha Metallurgical Resources, Inc.	780	202,589
Ampco-Pittsburgh Corp. (A)	1,644	4,324
Arch Resources, Inc.	1,299	221,687
Ascent Industries Company (A)	2,209	19,594
Carpenter Technology Corp.	4,715	316,895
Century Aluminum Company (A)	4,406	31,679
Cleveland-Cliffs, Inc. (A)	28,008	437,765
Coeur Mining, Inc. (A)	21,745	48,274
Commercial Metals Company	7,902	390,438
Compass Minerals International, Inc.	1,647	46,034
Friedman Industries, Inc.	1,511	20,247
Haynes International, Inc.	1,127	52,428
Hecla Mining Company	42,155	164,826
Materion Corp.	1,721	175,387
Nexa Resources SA	900	5,445
Olympic Steel, Inc.	1,438	80,830
Ryerson Holding Corp.	2,583	75,139
Schnitzer Steel Industries, Inc., Class A	3,077	85,694
SunCoke Energy, Inc.	6,433	65,295
TimkenSteel Corp. (A)	3,682	79,973
Tredegar Corp.	1,654	8,948
U.S. Steel Corp.	13,527	439,357
Universal Stainless & Alloy Products, Inc. (A)	1,562	20,478
Warrior Met Coal, Inc.	3,785	193,338
Worthington Industries, Inc.	3,451	213,341
		3,741,634
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	57,891
Glatfelter Corp. (A)	4,610	9,220
Mercer International, Inc.	7,458	63,990
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	300	13,182
		154,991
		9,771,423

224

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 1.6%
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	6,377	$531,077
Industrial REITs – 0.4%
STAG Industrial, Inc.	17,542	605,374
Real estate management and development – 0.8%
Anywhere Real Estate, Inc. (A)	9,125	58,674
Cushman & Wakefield PLC (A)	14,309	109,035
Douglas Elliman, Inc.	6,219	14,055
Five Point Holdings LLC, Class A (A)	2,659	7,897
Forestar Group, Inc. (A)	2,613	70,394
FRP Holdings, Inc. (A)	931	50,246
Howard Hughes Holdings, Inc. (A)	3,339	247,520
Jones Lang LaSalle, Inc. (A)	2,430	343,067
Kennedy-Wilson Holdings, Inc.	9,598	141,475
Marcus & Millichap, Inc.	2,585	75,844
Newmark Group, Inc., Class A	7,419	47,704
Rafael Holdings, Inc., Class B (A)	500	950
RE/MAX Holdings, Inc., Class A	2,193	28,377
Stratus Properties, Inc. (A)	1,025	28,085
Tejon Ranch Company (A)	2,396	38,863
		1,262,186
		2,398,637
Utilities – 0.2%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	14,730
NRG Energy, Inc.	1,467	56,509
		71,239
Gas utilities – 0.1%
New Jersey Resources Corp.	3,121	126,806
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	502	35,100
Sunnova Energy International, Inc. (A)(C)	7,526	78,797
		113,897
		311,942
TOTAL COMMON STOCKS (Cost $137,589,694)		$150,384,213
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	39,800
TOTAL PREFERRED SECURITIES (Cost $37,663)		$39,800
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 5.2943% (D)(E)	8,041	80,375
State Street Institutional Treasury Money Market Fund, Premier Class, 5.2674% (D)	1,436,938	1,436,938
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (D)	121,819	121,819
TOTAL SHORT-TERM INVESTMENTS (Cost $1,639,142)		$1,639,132
Total Investments (Small Cap Opportunities Trust) (Cost $139,266,499) – 100.0%		$152,063,145
Other assets and liabilities, net – 0.0%		21,097
TOTAL NET ASSETS – 100.0%		$152,084,242
Small Cap Opportunities Trust (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $76,664.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 3.8%
Interactive media and services – 2.9%
CarGurus, Inc. (A)	87,414	$1,531,493
Eventbrite, Inc., Class A (A)	329,654	3,250,388
Ziff Davis, Inc. (A)	40,277	2,565,242
		7,347,123
Media – 0.9%
Criteo SA, ADR (A)	81,970	2,393,524
		9,740,647
Consumer discretionary – 12.9%
Automobile components – 1.0%
Visteon Corp. (A)	19,376	2,675,244
Broadline retail – 1.0%
Global-e Online, Ltd. (A)	65,106	2,587,312
Diversified consumer services – 2.6%
Duolingo, Inc. (A)	11,343	1,881,463
European Wax Center, Inc., Class A (A)	98,612	1,597,514
H&R Block, Inc.	71,431	3,075,819
		6,554,796
Hotels, restaurants and leisure – 3.6%
Boyd Gaming Corp.	55,299	3,363,838
Wingstop, Inc.	32,853	5,908,284
		9,272,122
Household durables – 1.5%
Skyline Champion Corp. (A)	59,073	3,764,132
Leisure products – 1.1%
YETI Holdings, Inc. (A)	55,796	2,690,483
Specialty retail – 0.8%
Boot Barn Holdings, Inc. (A)	24,834	2,016,272
Textiles, apparel and luxury goods – 1.3%
Crocs, Inc. (A)	36,868	3,252,864
		32,813,225
Consumer staples – 4.8%
Beverages – 1.8%
Celsius Holdings, Inc. (A)	26,932	4,621,531
Food products – 1.0%
TreeHouse Foods, Inc. (A)	56,253	2,451,506
Personal care products – 2.0%
e.l.f. Beauty, Inc. (A)	45,428	4,989,357
		12,062,394
Energy – 5.4%
Energy equipment and services – 2.6%
Cactus, Inc., Class A	82,239	4,129,220

225

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Seadrill, Ltd. (A)	56,947	$2,550,656
		6,679,876
Oil, gas and consumable fuels – 2.8%
Chord Energy Corp.	20,031	3,246,424
Viper Energy Partners LP	137,844	3,843,091
		7,089,515
		13,769,391
Financials – 3.9%
Banks – 0.8%
Cadence Bank	98,686	2,094,117
Capital markets – 1.1%
PJT Partners, Inc., Class A	34,787	2,763,479
Insurance – 1.0%
SiriusPoint, Ltd. (A)	251,675	2,559,535
Mortgage real estate investment trusts – 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	112,007	2,374,548
		9,791,679
Health care – 21.5%
Biotechnology – 8.6%
Akero Therapeutics, Inc. (A)	17,544	887,376
Amicus Therapeutics, Inc. (A)	98,678	1,199,924
Apellis Pharmaceuticals, Inc. (A)	27,992	1,064,816
Ascendis Pharma A/S, ADR (A)	6,327	592,460
Blueprint Medicines Corp. (A)	23,351	1,172,687
Celldex Therapeutics, Inc. (A)	16,261	447,503
Crinetics Pharmaceuticals, Inc. (A)	54,304	1,615,001
Cytokinetics, Inc. (A)	40,290	1,186,943
Immatics NV (A)	105,820	1,225,396
Immunocore Holdings PLC, ADR (A)	23,664	1,228,162
ImmunoGen, Inc. (A)	40,749	646,687
Intellia Therapeutics, Inc. (A)	35,326	1,117,008
Kymera Therapeutics, Inc. (A)	26,811	372,673
Merus NV (A)	65,738	1,550,102
Morphic Holding, Inc. (A)	24,022	550,344
Prothena Corp. PLC (A)	17,225	831,106
PTC Therapeutics, Inc. (A)	32,830	735,720
REVOLUTION Medicines, Inc. (A)	38,387	1,062,552
Rocket Pharmaceuticals, Inc. (A)	90,278	1,849,796
Syndax Pharmaceuticals, Inc. (A)	46,075	669,009
Vaxcyte, Inc. (A)	39,034	1,989,953
		21,995,218
Health care equipment and supplies – 7.8%
Glaukos Corp. (A)	46,006	3,461,952
Haemonetics Corp. (A)	48,356	4,331,730
Inari Medical, Inc. (A)	46,440	3,037,176
Inspire Medical Systems, Inc. (A)	16,092	3,193,296
Lantheus Holdings, Inc. (A)	8,795	611,077
PROCEPT BioRobotics Corp. (A)	82,040	2,691,732
Shockwave Medical, Inc. (A)	12,466	2,481,981
		19,808,944
Health care providers and services – 3.0%
Acadia Healthcare Company, Inc. (A)	34,679	2,438,280
Cross Country Healthcare, Inc. (A)	98,114	2,432,246
HealthEquity, Inc. (A)	37,250	2,721,113
		7,591,639
Pharmaceuticals – 2.1%
Aclaris Therapeutics, Inc. (A)	75,893	519,867
Intra-Cellular Therapies, Inc. (A)	47,998	2,500,216
Revance Therapeutics, Inc. (A)	32,656	374,564
Structure Therapeutics, Inc., ADR (A)	13,734	692,468
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Verona Pharma PLC, ADR (A)	71,514	$1,165,678
		5,252,793
		54,648,594
Industrials – 23.9%
Aerospace and defense – 1.6%
Curtiss-Wright Corp.	20,902	4,089,058
Building products – 3.3%
The AZEK Company, Inc. (A)	147,656	4,391,289
Zurn Elkay Water Solutions Corp.	146,155	4,095,263
		8,486,552
Commercial services and supplies – 1.4%
Aris Water Solutions, Inc., Class A	92,043	918,589
Casella Waste Systems, Inc., Class A (A)	35,940	2,742,222
		3,660,811
Construction and engineering – 5.0%
Ameresco, Inc., Class A (A)	62,846	2,423,342
Comfort Systems USA, Inc.	26,111	4,449,576
Fluor Corp. (A)	156,971	5,760,836
		12,633,754
Electrical equipment – 2.0%
Acuity Brands, Inc.	11,131	1,895,721
Shoals Technologies Group, Inc., Class A (A)	180,430	3,292,848
		5,188,569
Machinery – 0.9%
The Middleby Corp. (A)	17,584	2,250,752
Professional services – 6.1%
EXL Service Holdings, Inc. (A)	160,435	4,498,597
TriNet Group, Inc. (A)	35,268	4,108,017
Verra Mobility Corp. (A)	360,614	6,743,485
		15,350,099
Trading companies and distributors – 3.6%
Applied Industrial Technologies, Inc.	40,900	6,323,549
Rush Enterprises, Inc., Class A	65,796	2,686,451
		9,010,000
		60,669,595
Information technology – 17.2%
Communications equipment – 1.6%
Calix, Inc. (A)	90,974	4,170,248
Electronic equipment, instruments and components – 1.9%
ePlus, Inc. (A)	23,544	1,495,515
Novanta, Inc. (A)	22,544	3,233,711
		4,729,226
Semiconductors and semiconductor equipment – 2.4%
MKS Instruments, Inc.	20,846	1,804,013
SiTime Corp. (A)	16,390	1,872,558
Synaptics, Inc. (A)	26,418	2,362,826
		6,039,397
Software – 11.3%
Clearwater Analytics Holdings, Inc., Class A (A)	89,156	1,724,277
CyberArk Software, Ltd. (A)	18,289	2,995,190
DoubleVerify Holdings, Inc. (A)	126,199	3,527,262
Five9, Inc. (A)	45,120	2,901,216
Intapp, Inc. (A)	40,722	1,365,001
Jamf Holding Corp. (A)	163,084	2,880,063
Manhattan Associates, Inc. (A)	19,906	3,934,620
New Relic, Inc. (A)	15,862	1,358,104
PowerSchool Holdings, Inc., Class A (A)(B)	194,851	4,415,324

226

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
RingCentral, Inc., Class A (A)	22,465	$665,638
Sprout Social, Inc., Class A (A)	55,954	2,790,986
		28,557,681
		43,496,552
Materials – 3.1%
Chemicals – 3.1%
Cabot Corp.	73,571	5,096,263
Livent Corp. (A)(B)	151,596	2,790,882
		7,887,145
Real estate – 2.8%
Hotel and resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	44,373	3,695,383
Retail REITs – 1.3%
Phillips Edison & Company, Inc.	101,407	3,401,191
		7,096,574
TOTAL COMMON STOCKS (Cost $246,617,776)		$251,975,796
EXCHANGE-TRADED FUNDS – 0.5%
iShares Russell 2000 Growth ETF (B)	5,521	1,237,532
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,254,611)		$1,237,532
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.6%
John Hancock Collateral Trust, 5.2943% (C)(D)	653,098	6,528,176
Repurchase agreement – 0.1%
Societe Generale SA Tri-Party Repurchase Agreement dated 9-29-23 at 5.270% to be repurchased at $300,132 on 10-2-23, collateralized by $303,100 U.S. Treasury Notes, 5.572% due 4-30-25 (valued at $306,004)	$300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,828,693)		$6,828,176
Total Investments (Small Cap Stock Trust) (Cost $254,701,080) – 102.5%		$260,041,504
Other assets and liabilities, net – (2.5%)		(6,326,630)
TOTAL NET ASSETS – 100.0%		$253,714,874
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $6,365,015.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 1.2%
Interactive media and services – 1.2%
Shutterstock, Inc.	134,828	$5,130,205
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 11.5%
Automobile components – 2.6%
The Goodyear Tire & Rubber Company (A)	422,509	$5,251,787
Visteon Corp. (A)	42,737	5,900,698
		11,152,485
Hotels, restaurants and leisure – 1.5%
Aramark	23,192	804,762
Wyndham Hotels & Resorts, Inc.	77,817	5,411,394
		6,216,156
Household durables – 3.6%
Century Communities, Inc.	77,874	5,200,426
Sonos, Inc. (A)	393,314	5,077,684
Tri Pointe Homes, Inc. (A)	188,825	5,164,364
		15,442,474
Specialty retail – 1.2%
Five Below, Inc. (A)	3,137	504,743
Monro, Inc.	162,591	4,515,152
		5,019,895
Textiles, apparel and luxury goods – 2.6%
Kontoor Brands, Inc.	146,766	6,444,495
Oxford Industries, Inc.	45,804	4,403,139
		10,847,634
		48,678,644
Consumer staples – 2.7%
Consumer staples distribution and retail – 0.1%
U.S. Foods Holding Corp. (A)	10,196	404,781
Food products – 1.1%
Post Holdings, Inc. (A)	57,320	4,914,617
Household products – 1.5%
Spectrum Brands Holdings, Inc.	79,804	6,252,643
		11,572,041
Energy – 5.5%
Oil, gas and consumable fuels – 5.5%
Chesapeake Energy Corp.	6,700	577,741
Chord Energy Corp.	52,595	8,524,072
Gulfport Energy Corp. (A)	56,894	6,751,042
Sitio Royalties Corp., Class A	314,408	7,611,818
		23,464,673
Financials – 25.8%
Banks – 14.7%
1st Source Corp.	112,283	4,725,991
Berkshire Hills Bancorp, Inc.	230,852	4,628,583
Cadence Bank	283,244	6,010,438
Eastern Bankshares, Inc.	275,465	3,454,331
Enterprise Financial Services Corp.	118,483	4,443,113
First Busey Corp.	240,314	4,618,835
First Citizens BancShares, Inc., Class A	599	826,680
First Interstate BancSystem, Inc., Class A	178,230	4,445,056
Hancock Whitney Corp.	162,045	5,994,045
International Bancshares Corp.	98,536	4,270,550
National Bank Holdings Corp., Class A	195,976	5,832,246
Seacoast Banking Corp. of Florida	325,336	7,144,379
Synovus Financial Corp.	193,871	5,389,614

227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	12,275	$494,805
		62,278,666
Capital markets – 1.3%
Houlihan Lokey, Inc.	52,352	5,607,946
Consumer finance – 1.7%
Bread Financial Holdings, Inc.	206,709	7,069,448
Financial services – 1.1%
NMI Holdings, Inc., Class A (A)	167,928	4,549,170
Insurance – 7.0%
Assured Guaranty, Ltd.	95,575	5,784,199
Kemper Corp.	162,127	6,814,198
ProAssurance Corp. (B)	331,797	6,267,645
Reinsurance Group of America, Inc.	5,652	820,614
SiriusPoint, Ltd. (A)	487,826	4,961,190
White Mountains Insurance Group, Ltd.	3,425	5,122,738
		29,770,584
		109,275,814
Health care – 3.6%
Health care equipment and supplies – 3.5%
Haemonetics Corp. (A)	32,493	2,910,723
ICU Medical, Inc. (A)	43,090	5,128,141
Integra LifeSciences Holdings Corp. (A)	177,040	6,761,158
		14,800,022
Health care technology – 0.1%
Veradigm, Inc. (A)	40,800	536,112
		15,336,134
Industrials – 18.8%
Aerospace and defense – 0.8%
Leonardo DRS, Inc. (A)	200,607	3,350,137
Building products – 2.5%
American Woodmark Corp. (A)	91,920	6,950,071
Fortune Brands Innovations, Inc.	9,218	572,991
Janus International Group, Inc. (A)	301,070	3,221,449
		10,744,511
Commercial services and supplies – 6.6%
ACCO Brands Corp.	829,933	4,763,815
Brady Corp., Class A	119,166	6,544,597
BrightView Holdings, Inc. (A)	435,273	3,373,366
Clean Harbors, Inc. (A)	1,674	280,161
SP Plus Corp. (A)	211,008	7,617,389
UniFirst Corp.	33,131	5,400,684
		27,980,012
Electrical equipment – 1.1%
Thermon Group Holdings, Inc. (A)	172,847	4,748,107
Ground transportation – 0.5%
Ryder System, Inc.	19,027	2,034,938
Machinery – 1.0%
Luxfer Holdings PLC	287,534	3,752,319
The Middleby Corp. (A)	4,461	571,008
		4,323,327
Professional services – 4.5%
Huron Consulting Group, Inc. (A)	52,871	5,507,043
ICF International, Inc.	2,596	313,623
Sterling Check Corp. (A)	491,035	6,196,862
TriNet Group, Inc. (A)	9,866	1,149,192
WNS Holdings, Ltd., ADR (A)	82,042	5,616,595
		18,783,315
Trading companies and distributors – 1.8%
Air Lease Corp.	173,177	6,824,906
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
GATX Corp.	5,814	$632,738
		7,457,644
		79,421,991
Information technology – 8.5%
Electronic equipment, instruments and components – 4.3%
Belden, Inc.	66,918	6,460,933
CTS Corp.	128,549	5,365,635
ePlus, Inc. (A)	96,096	6,104,018
		17,930,586
IT services – 1.2%
Perficient, Inc. (A)	88,649	5,129,231
Software – 3.0%
ACI Worldwide, Inc. (A)	273,443	6,168,874
Progress Software Corp.	124,386	6,540,216
		12,709,090
		35,768,907
Materials – 8.5%
Chemicals – 6.3%
Axalta Coating Systems, Ltd. (A)	214,713	5,775,780
Element Solutions, Inc.	456,605	8,954,021
HB Fuller Company	80,158	5,499,640
Mativ Holdings, Inc.	449,767	6,413,677
		26,643,118
Containers and packaging – 2.2%
Sealed Air Corp.	15,186	499,012
TriMas Corp.	346,735	8,585,159
		9,084,171
		35,727,289
Real estate – 10.1%
Diversified REITs – 0.9%
Alexander & Baldwin, Inc.	228,623	3,824,863
Hotel and resort REITs – 1.4%
Pebblebrook Hotel Trust	451,141	6,131,006
Industrial REITs – 0.8%
LXP Industrial Trust	390,768	3,477,835
Real estate management and development – 1.1%
Colliers International Group, Inc.	47,063	4,482,751
Residential REITs – 2.4%
Centerspace	83,104	5,007,847
Independence Realty Trust, Inc.	362,833	5,105,060
		10,112,907
Retail REITs – 2.1%
Kimco Realty Corp.	32,612	573,645
NETSTREIT Corp.	263,752	4,109,256
Phillips Edison & Company, Inc.	118,840	3,985,894
		8,668,795
Specialized REITs – 1.4%
PotlatchDeltic Corp.	128,226	5,820,178
		42,518,335
Utilities – 2.2%
Electric utilities – 1.2%
Portland General Electric Company	121,463	4,916,822
Gas utilities – 1.0%
ONE Gas, Inc.	62,581	4,273,031
		9,189,853
TOTAL COMMON STOCKS (Cost $421,347,483)		$416,083,886

228

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 0.0%
John Hancock Collateral Trust, 5.2943% (C)(D)	385	$3,849
Repurchase agreement – 1.3%
Bank of America Tri-Party Repurchase Agreement dated 9-29-23 at 5.300% to be repurchased at $5,602,473 on 10-2-23, collateralized by $6,096,900 U.S. Treasury Notes, 2.625% due 5-31-27 (valued at $5,712,011)	$5,600,000	5,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,603,850)		$5,603,849
Total Investments (Small Cap Value Trust) (Cost $426,951,333) – 99.7%		$421,687,735
Other assets and liabilities, net – 0.3%		1,130,604
TOTAL NET ASSETS – 100.0%		$422,818,339
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $3,770.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 1.2%
Diversified telecommunication services – 0.1%
Frontier Communications Parent, Inc. (A)	8,400	$131,460
Media – 1.1%
Advantage Solutions, Inc. (A)	80,296	228,041
Nexstar Media Group, Inc.	700	100,359
The New York Times Company, Class A	22,226	915,711
		1,244,111
		1,375,571
Consumer discretionary – 9.9%
Automobile components – 1.4%
Dorman Products, Inc. (A)	8,341	631,914
LCI Industries	5,384	632,189
Visteon Corp. (A)	2,842	392,395
		1,656,498
Broadline retail – 0.2%
Kohl's Corp.	8,900	186,544
Savers Value Village, Inc. (A)	4,860	90,736
		277,280
Distributors – 0.2%
Pool Corp.	781	278,114
Diversified consumer services – 1.1%
Strategic Education, Inc.	17,189	1,293,473
Hotels, restaurants and leisure – 2.5%
BJ's Restaurants, Inc. (A)	12,583	295,197
Cava Group, Inc. (A)(B)	23,870	731,138
Dutch Bros, Inc., Class A (A)(B)	9,451	219,736
Marriott Vacations Worldwide Corp.	5,536	557,088
Papa John's International, Inc.	12,121	826,895
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc.	4,200	$292,068
		2,922,122
Household durables – 1.2%
Cavco Industries, Inc. (A)	1,062	282,131
Meritage Homes Corp.	8,641	1,057,572
		1,339,703
Leisure products – 0.1%
Peloton Interactive, Inc., Class A (A)	27,100	136,855
Specialty retail – 2.0%
Academy Sports & Outdoors, Inc.	3,354	158,544
Asbury Automotive Group, Inc. (A)	3,605	829,402
Caleres, Inc.	12,838	369,221
Farfetch, Ltd., Class A (A)(B)	39,672	82,914
Floor & Decor Holdings, Inc., Class A (A)	2,900	262,450
Monro, Inc.	18,568	515,633
Petco Health & Wellness Company, Inc. (A)	40,090	163,968
		2,382,132
Textiles, apparel and luxury goods – 1.2%
Figs, Inc., Class A (A)	63,882	376,904
Oxford Industries, Inc.	1,500	144,195
Steven Madden, Ltd.	25,603	813,407
		1,334,506
		11,620,683
Consumer staples – 2.2%
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	793	504,602
Food products – 1.7%
Nomad Foods, Ltd. (A)	60,489	920,643
Post Holdings, Inc. (A)	6,793	582,432
The Simply Good Foods Company (A)	14,971	516,799
		2,019,874
Personal care products – 0.1%
Oddity Tech, Ltd., Class A (A)(B)	2,037	57,749
		2,582,225
Energy – 9.8%
Energy equipment and services – 5.2%
Cactus, Inc., Class A	23,953	1,202,680
ChampionX Corp.	48,774	1,737,330
Enerflex, Ltd.	91,423	523,854
Expro Group Holdings NV (A)	32,642	758,274
Liberty Energy, Inc.	39,214	726,243
TechnipFMC PLC	51,600	1,049,544
		5,997,925
Oil, gas and consumable fuels – 4.6%
CONSOL Energy, Inc.	2,500	262,275
Magnolia Oil & Gas Corp., Class A	30,592	700,863
Matador Resources Company	38,157	2,269,578
Permian Resources Corp.	21,400	298,744
Range Resources Corp.	37,400	1,212,134
Southwestern Energy Company (A)	103,300	666,285
		5,409,879
		11,407,804
Financials – 26.1%
Banks – 15.8%
BankUnited, Inc.	52,112	1,182,942
Cathay General Bancorp	16,500	573,540
Columbia Banking System, Inc.	47,168	957,510
CrossFirst Bankshares, Inc. (A)	41,410	417,827

229

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Eastern Bankshares, Inc.	91,962	$1,153,203
FB Financial Corp.	29,768	844,220
HarborOne Bancorp, Inc.	48,015	457,103
Home BancShares, Inc.	57,944	1,213,347
Live Oak Bancshares, Inc.	29,806	862,884
National Bank Holdings Corp., Class A	29,061	864,855
Origin Bancorp, Inc.	19,880	573,936
Pinnacle Financial Partners, Inc.	24,773	1,660,782
Popular, Inc.	20,094	1,266,123
Sandy Spring Bancorp, Inc.	23,500	503,605
Southern First Bancshares, Inc. (A)	14,232	383,410
SouthState Corp.	17,009	1,145,726
Texas Capital Bancshares, Inc. (A)	16,143	950,823
Towne Bank	35,936	824,012
Veritex Holdings, Inc.	21,556	386,930
Webster Financial Corp.	18,204	733,803
Western Alliance Bancorp	13,565	623,583
WSFS Financial Corp.	24,809	905,529
		18,485,693
Capital markets – 2.1%
Houlihan Lokey, Inc.	12,368	1,324,860
StepStone Group, Inc., Class A	9,063	286,210
Virtus Investment Partners, Inc.	4,270	862,497
		2,473,567
Consumer finance – 1.3%
Green Dot Corp., Class A (A)	33,383	465,025
NerdWallet, Inc., Class A (A)	20,915	185,934
PRA Group, Inc. (A)	11,665	224,085
PROG Holdings, Inc. (A)	18,181	603,791
		1,478,835
Financial services – 3.4%
PennyMac Financial Services, Inc.	23,258	1,548,983
Radian Group, Inc.	50,149	1,259,241
Voya Financial, Inc.	5,700	378,765
Walker & Dunlop, Inc.	10,178	755,615
		3,942,604
Insurance – 2.3%
First American Financial Corp.	9,768	551,794
James River Group Holdings, Ltd.	30,309	465,243
ProAssurance Corp.	37,290	704,408
Ryan Specialty Holdings, Inc. (A)	19,166	927,634
		2,649,079
Mortgage real estate investment trusts – 1.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (B)	38,463	815,416
PennyMac Mortgage Investment Trust	47,655	590,922
		1,406,338
		30,436,116
Health care – 9.0%
Biotechnology – 4.1%
Apellis Pharmaceuticals, Inc. (A)	9,325	354,723
Ascendis Pharma A/S, ADR (A)	5,038	471,758
Blueprint Medicines Corp. (A)	8,207	412,156
CRISPR Therapeutics AG (A)(B)	5,591	253,775
Icosavax, Inc. (A)	21,252	164,703
Insmed, Inc. (A)	29,188	736,997
Ionis Pharmaceuticals, Inc. (A)	13,400	607,824
Karuna Therapeutics, Inc. (A)	3,084	521,474
Kymera Therapeutics, Inc. (A)	8,707	121,027
MacroGenics, Inc. (A)	28,651	133,514
MoonLake Immunotherapeutics (A)	1,871	106,647
Syndax Pharmaceuticals, Inc. (A)	12,493	181,398
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Verve Therapeutics, Inc. (A)	8,130	$107,804
Xencor, Inc. (A)	18,816	379,142
Zentalis Pharmaceuticals, Inc. (A)	8,383	168,163
		4,721,105
Health care equipment and supplies – 1.6%
Atrion Corp.	1,062	438,787
Avanos Medical, Inc. (A)	11,900	240,618
Embecta Corp.	3,796	57,130
Lantheus Holdings, Inc. (A)	6,133	426,121
QuidelOrtho Corp. (A)	9,990	729,670
		1,892,326
Health care providers and services – 2.5%
Agiliti, Inc. (A)	17,710	114,938
Alignment Healthcare, Inc. (A)	38,926	270,146
Option Care Health, Inc. (A)	8,862	286,686
Select Medical Holdings Corp.	49,248	1,244,497
The Ensign Group, Inc.	8,593	798,547
The Pennant Group, Inc. (A)	20,484	227,987
		2,942,801
Health care technology – 0.5%
MultiPlan Corp. (A)(B)	210,031	352,852
Phreesia, Inc. (A)	12,859	240,206
		593,058
Pharmaceuticals – 0.3%
Structure Therapeutics, Inc., ADR (A)(B)	3,400	171,428
Ventyx Biosciences, Inc. (A)	4,300	149,339
		320,767
		10,470,057
Industrials – 14.1%
Aerospace and defense – 1.0%
Moog, Inc., Class A	4,000	451,840
Parsons Corp. (A)	12,936	703,072
		1,154,912
Building products – 2.4%
UFP Industries, Inc.	20,838	2,133,811
Zurn Elkay Water Solutions Corp.	24,900	697,698
		2,831,509
Commercial services and supplies – 1.8%
Aris Water Solutions, Inc., Class A	9,509	94,900
Brady Corp., Class A	15,703	862,409
Casella Waste Systems, Inc., Class A (A)	4,300	328,090
MSA Safety, Inc.	2,731	430,542
UniFirst Corp.	2,023	329,769
		2,045,710
Construction and engineering – 0.4%
Valmont Industries, Inc.	2,166	520,295
Ground transportation – 1.0%
Landstar System, Inc.	6,279	1,111,006
Machinery – 3.6%
Alamo Group, Inc.	3,129	540,879
Esab Corp.	10,411	731,060
ESCO Technologies, Inc.	6,061	633,011
Helios Technologies, Inc.	13,120	727,898
John Bean Technologies Corp.	3,100	325,934
RBC Bearings, Inc. (A)	2,953	691,386
SPX Technologies, Inc. (A)	4,584	373,138

230

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Shyft Group, Inc.	14,900	$223,053
		4,246,359
Passenger airlines – 0.5%
Allegiant Travel Company	7,831	601,891
Professional services – 1.2%
Conduent, Inc. (A)	86,700	301,716
FTI Consulting, Inc. (A)	2,620	467,434
Paycor HCM, Inc. (A)	27,607	630,268
		1,399,418
Trading companies and distributors – 2.2%
Beacon Roofing Supply, Inc. (A)	15,939	1,230,013
Herc Holdings, Inc.	3,872	460,536
McGrath RentCorp	8,206	822,569
		2,513,118
		16,424,218
Information technology – 6.3%
Communications equipment – 0.3%
Viavi Solutions, Inc. (A)	41,097	375,627
Electronic equipment, instruments and components – 2.9%
Belden, Inc.	5,321	513,743
Littelfuse, Inc.	5,535	1,368,916
Mirion Technologies, Inc. (A)	55,097	411,575
PAR Technology Corp. (A)	3,100	119,474
Vishay Intertechnology, Inc.	14,600	360,912
Vontier Corp.	20,468	632,871
		3,407,491
Semiconductors and semiconductor equipment – 2.0%
Diodes, Inc. (A)	3,600	283,824
Entegris, Inc.	1,762	165,469
Lattice Semiconductor Corp. (A)	4,980	427,931
MACOM Technology Solutions Holdings, Inc. (A)	8,800	717,904
Onto Innovation, Inc. (A)	5,336	680,447
		2,275,575
Software – 1.1%
DoubleVerify Holdings, Inc. (A)	15,094	421,877
Envestnet, Inc. (A)	2,865	126,146
nCino, Inc. (A)	14,023	445,931
Workiva, Inc. (A)	3,191	323,376
		1,317,330
		7,376,023
Materials – 5.0%
Chemicals – 1.6%
Element Solutions, Inc.	44,571	874,037
Orion SA	24,107	512,997
Quaker Chemical Corp.	2,952	472,320
		1,859,354
Containers and packaging – 0.4%
Myers Industries, Inc.	25,541	457,950
Metals and mining – 2.5%
Alpha Metallurgical Resources, Inc.	600	155,838
Carpenter Technology Corp.	9,552	641,990
Constellium SE (A)	58,374	1,062,407
Reliance Steel & Aluminum Company	3,905	1,024,008
		2,884,243
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	18,071	655,074
		5,856,621
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 9.5%
Diversified REITs – 0.5%
Essential Properties Realty Trust, Inc.	29,403	$635,987
Hotel and resort REITs – 1.1%
Apple Hospitality REIT, Inc.	86,029	1,319,685
Industrial REITs – 2.1%
EastGroup Properties, Inc.	6,422	1,069,456
Terreno Realty Corp.	23,785	1,350,988
		2,420,444
Real estate management and development – 2.2%
FirstService Corp.	4,900	713,146
Opendoor Technologies, Inc. (A)	74,122	195,682
The St. Joe Company	18,992	1,031,835
Tricon Residential, Inc.	89,318	660,953
		2,601,616
Residential REITs – 0.7%
Independence Realty Trust, Inc.	33,884	476,748
NexPoint Residential Trust, Inc.	9,436	303,650
		780,398
Retail REITs – 1.2%
NETSTREIT Corp.	35,590	554,492
Phillips Edison & Company, Inc.	3,700	124,098
Saul Centers, Inc.	20,309	716,298
		1,394,888
Specialized REITs – 1.7%
CubeSmart	20,164	768,853
PotlatchDeltic Corp.	19,196	871,306
Safehold, Inc.	19,722	351,052
		1,991,211
		11,144,229
Utilities – 4.3%
Electric utilities – 2.3%
IDACORP, Inc.	16,035	1,501,678
MGE Energy, Inc.	16,692	1,143,569
		2,645,247
Gas utilities – 0.9%
Chesapeake Utilities Corp.	3,713	362,946
ONE Gas, Inc.	9,411	642,583
		1,005,529
Multi-utilities – 0.4%
NorthWestern Corp.	10,829	520,442
Water utilities – 0.7%
Artesian Resources Corp., Class A	5,310	222,967
California Water Service Group	12,657	598,803
		821,770
		4,992,988
TOTAL COMMON STOCKS (Cost $103,339,509)		$113,686,535
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	1,011
TOTAL WARRANTS (Cost $6,099)		$1,011
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 5.2943% (C)(D)	166,702	1,666,307

231

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2787% (C)	498,517	$498,517
T. Rowe Price Government Reserve Fund, 5.3808% (C)	1,924,793	1,924,793
TOTAL SHORT-TERM INVESTMENTS (Cost $4,089,750)		$4,089,617
Total Investments (Small Company Value Trust) (Cost $107,435,358) – 100.9%		$117,777,163
Other assets and liabilities, net – (0.9%)		(1,073,877)
TOTAL NET ASSETS – 100.0%		$116,703,286
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $1,628,734.
(C)	The rate shown is the annualized seven-day yield as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 6.2%
Diversified telecommunication services – 1.0%
Anterix, Inc. (A)	2,886	$90,563
AST SpaceMobile, Inc. (A)(B)	13,143	49,943
AT&T, Inc.	701,372	10,534,607
ATN International, Inc.	1,870	59,017
Bandwidth, Inc., Class A (A)	3,948	44,494
BT Group PLC	921,602	1,308,731
Cellnex Telecom SA (A)(C)	80,661	2,805,551
Cogent Communications Holdings, Inc.	6,910	427,729
Consolidated Communications Holdings, Inc. (A)	13,455	46,016
Deutsche Telekom AG	462,577	9,703,382
EchoStar Corp., Class A (A)	5,696	95,408
Elisa OYJ	20,299	941,329
Frontier Communications Parent, Inc. (A)	45,957	719,227
Globalstar, Inc. (A)	114,286	149,715
HKT Trust & HKT, Ltd.	540,421	563,534
IDT Corp., Class B (A)	2,592	57,154
Infrastrutture Wireless Italiane SpA (C)	47,963	569,914
Iridium Communications, Inc.	25,983	1,181,967
Koninklijke KPN NV	460,957	1,518,698
Liberty Latin America, Ltd., Class A (A)	10,677	87,124
Liberty Latin America, Ltd., Class C (A)	19,318	157,635
Lumen Technologies, Inc. (A)	164,769	233,972
Nippon Telegraph & Telephone Corp.	4,264,600	5,047,729
Ooma, Inc. (A)	4,269	55,540
Orange SA	265,747	3,048,188
Singapore Telecommunications, Ltd.	920,804	1,629,910
Singapore Telecommunications, Ltd.	258,829	459,652
Spark New Zealand, Ltd.	263,313	758,036
Swisscom AG	3,697	2,195,242
Telecom Italia SpA (A)	1,422,058	443,491
Telefonica Deutschland Holding AG	127,357	227,787
Telefonica SA	738,623	3,017,527
Telenor ASA	99,864	1,132,521
Telia Company AB	336,709	694,529
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telstra Corp., Ltd.	577,157	$1,425,948
Verizon Communications, Inc.	415,409	13,463,406
		64,945,216
Entertainment – 1.0%
Activision Blizzard, Inc.	70,691	6,618,798
Atlanta Braves Holdings, Inc., Series A (A)	2,255	88,103
Atlanta Braves Holdings, Inc., Series C (A)	6,539	233,638
Bollore SE	105,298	565,156
Capcom Company, Ltd.	24,700	888,995
Cinemark Holdings, Inc. (A)	17,808	326,777
Electronic Arts, Inc.	24,205	2,914,282
IMAX Corp. (A)	7,330	141,616
Koei Tecmo Holdings Company, Ltd.	16,800	238,687
Konami Group Corp.	14,309	754,434
Lions Gate Entertainment Corp., Class A (A)	9,364	79,407
Lions Gate Entertainment Corp., Class B (A)	19,517	153,599
Live Nation Entertainment, Inc. (A)	14,222	1,180,995
Madison Square Garden Entertainment Corp. (A)	7,016	230,897
Netflix, Inc. (A)	43,649	16,481,862
Nexon Company, Ltd.	48,706	870,310
Nintendo Company, Ltd.	148,290	6,161,886
Playstudios, Inc. (A)	14,355	45,649
Sea, Ltd., ADR (A)	52,100	2,289,795
Sphere Entertainment Company (A)	4,307	160,048
Square Enix Holdings Company, Ltd.	12,200	418,037
Take-Two Interactive Software, Inc. (A)	15,667	2,199,490
The Marcus Corp.	4,146	64,263
The Walt Disney Company (A)	180,562	14,634,550
TKO Group Holdings, Inc.	9,018	758,053
Toho Company, Ltd.	16,008	546,122
Universal Music Group NV	116,934	3,051,529
Vivid Seats, Inc., Class A (A)(B)	4,899	31,452
Warner Brothers Discovery, Inc. (A)	219,056	2,378,948
		64,507,378
Interactive media and services – 3.2%
Adevinta ASA (A)	41,591	409,743
Alphabet, Inc., Class A (A)	584,554	76,494,736
Alphabet, Inc., Class C (A)	497,238	65,560,830
Auto Trader Group PLC (C)	131,103	985,103
Bumble, Inc., Class A (A)	16,444	245,344
CarGurus, Inc. (A)	15,856	277,797
Cars.com, Inc. (A)	10,784	181,818
DHI Group, Inc. (A)	8,996	27,528
Eventbrite, Inc., Class A (A)	12,787	126,080
EverQuote, Inc., Class A (A)	3,464	25,045
FuboTV, Inc. (A)(B)	45,736	122,115
Grindr, Inc. (A)	7,468	42,941
Match Group, Inc. (A)	27,516	1,077,939
MediaAlpha, Inc., Class A (A)	4,528	37,401
Meta Platforms, Inc., Class A (A)	218,981	65,740,286
Nextdoor Holdings, Inc. (A)	24,652	44,867
Outbrain, Inc. (A)	8,309	40,465
QuinStreet, Inc. (A)	8,776	78,721
REA Group, Ltd.	7,542	744,866
Scout24 SE (C)	10,704	742,199
SEEK, Ltd.	50,839	718,207
Shutterstock, Inc.	3,997	152,086
TrueCar, Inc. (A)	17,512	36,250
Vimeo, Inc. (A)	25,528	90,369
Yelp, Inc. (A)	10,835	450,628

232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Z Holdings Corp.	381,354	$1,057,918
Ziff Davis, Inc. (A)	17,222	1,096,869
ZipRecruiter, Inc., Class A (A)	11,274	135,175
ZoomInfo Technologies, Inc. (A)	63,397	1,039,711
		217,783,037
Media – 0.6%
Advantage Solutions, Inc. (A)	15,794	44,855
AMC Networks, Inc., Class A (A)	5,309	62,540
Boston Omaha Corp., Class A (A)	3,920	64,249
Cable One, Inc.	946	582,395
Cardlytics, Inc. (A)	5,708	94,182
Charter Communications, Inc., Class A (A)	10,012	4,403,478
Clear Channel Outdoor Holdings, Inc. (A)	62,459	98,685
Comcast Corp., Class A	405,516	17,980,579
CyberAgent, Inc.	61,400	330,519
Daily Journal Corp. (A)	208	61,152
Dentsu Group, Inc.	28,965	851,909
Entravision Communications Corp., Class A	10,906	39,807
Fox Corp., Class A	24,210	755,352
Fox Corp., Class B	13,502	389,938
Gannett Company, Inc. (A)	24,230	59,364
Gray Television, Inc.	13,548	93,752
Hakuhodo DY Holdings, Inc.	30,573	251,128
iHeartMedia, Inc., Class A (A)	18,085	57,149
Informa PLC	199,746	1,823,974
Integral Ad Science Holding Corp. (A)	7,698	91,529
John Wiley & Sons, Inc., Class A	6,799	252,719
Magnite, Inc. (A)	21,797	164,349
News Corp., Class A	37,645	755,159
News Corp., Class B	11,602	242,134
Nexstar Media Group, Inc.	6,925	992,837
Omnicom Group, Inc.	19,715	1,468,373
Paramount Global, Class B (B)	44,583	575,121
Publicis Groupe SA	32,665	2,472,500
PubMatic, Inc., Class A (A)	7,112	86,055
Scholastic Corp.	4,640	176,970
Sinclair, Inc.	5,845	65,581
Stagwell, Inc. (A)	15,931	74,716
TechTarget, Inc. (A)	4,269	129,607
TEGNA, Inc.	77,682	1,131,827
The EW Scripps Company, Class A (A)	10,123	55,474
The Interpublic Group of Companies, Inc.	38,145	1,093,236
The New York Times Company, Class A	33,984	1,400,141
Thryv Holdings, Inc. (A)	5,033	94,469
Vivendi SE	96,642	846,402
WideOpenWest, Inc. (A)	8,772	67,106
WPP PLC	153,398	1,366,671
		41,647,983
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	10,862	129,584
KDDI Corp.	213,643	6,539,711
Shenandoah Telecommunications Company	8,025	165,395
SoftBank Corp.	410,100	4,641,633
SoftBank Group Corp.	146,874	6,187,141
Spok Holdings, Inc.	3,399	48,504
Tele2 AB, B Shares	76,244	583,075
Telephone & Data Systems, Inc.	16,619	304,294
Tingo Group, Inc. (A)(B)	19,584	20,074
T-Mobile US, Inc. (A)	50,913	7,130,366
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	3,281,813	$3,076,369
		28,826,146
		417,709,760
Consumer discretionary – 10.9%
Automobile components – 0.5%
Adient PLC (A)	34,834	1,278,408
Aisin Corp.	21,058	795,677
American Axle & Manufacturing Holdings, Inc. (A)	18,691	135,697
Aptiv PLC (A)	27,784	2,739,225
Atmus Filtration Technologies, Inc. (A)(B)	2,750	57,338
Autoliv, Inc.	15,788	1,523,226
BorgWarner, Inc.	23,159	934,929
Bridgestone Corp.	81,506	3,176,121
Cie Generale des Etablissements Michelin SCA	96,821	2,963,396
Continental AG	15,699	1,103,044
Cooper-Standard Holdings, Inc. (A)	2,994	40,179
Dana, Inc.	21,042	308,686
Denso Corp.	247,580	3,972,638
Dorman Products, Inc. (A)	4,337	328,571
Fox Factory Holding Corp. (A)	15,740	1,559,519
Gentex Corp.	48,503	1,578,288
Gentherm, Inc. (A)	5,387	292,299
Holley, Inc. (A)	9,448	47,146
Koito Manufacturing Company, Ltd.	29,832	449,858
LCI Industries	3,996	469,210
Lear Corp.	12,206	1,638,045
Luminar Technologies, Inc. (A)(B)	44,899	204,290
Modine Manufacturing Company (A)	8,334	381,281
Patrick Industries, Inc.	3,429	257,381
Solid Power, Inc. (A)	27,438	55,425
Standard Motor Products, Inc.	3,442	115,720
Stoneridge, Inc. (A)	4,536	91,038
Sumitomo Electric Industries, Ltd.	101,943	1,228,099
The Goodyear Tire & Rubber Company (A)	104,578	1,299,905
Valeo SE	29,539	506,888
Visteon Corp. (A)	10,389	1,434,409
XPEL, Inc. (A)	3,663	282,454
		31,248,390
Automobiles – 2.2%
Bayerische Motoren Werke AG	42,958	4,363,120
Ferrari NV	17,990	5,303,191
Fisker, Inc. (A)(B)	32,197	206,705
Ford Motor Company	388,328	4,823,034
General Motors Company	135,172	4,456,621
Harley-Davidson, Inc.	26,790	885,677
Honda Motor Company, Ltd.	659,319	7,417,136
Isuzu Motors, Ltd.	83,246	1,046,536
Livewire Group, Inc. (A)	2,148	14,886
Mazda Motor Corp.	81,200	921,985
Mercedes-Benz Group AG	114,514	7,969,799
Nissan Motor Company, Ltd.	331,276	1,462,001
Renault SA	27,433	1,122,461
Stellantis NV	315,751	6,046,134
Subaru Corp.	87,827	1,707,750
Suzuki Motor Corp.	52,543	2,113,330
Tesla, Inc. (A)	272,054	68,073,352
Thor Industries, Inc.	11,076	1,053,660
Toyota Motor Corp.	1,513,500	27,152,682
Volkswagen AG	4,211	553,021
Volvo Car AB, B Shares (A)	85,047	344,001

233

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	4,665	$277,334
Yamaha Motor Company, Ltd.	42,513	1,117,539
		148,431,955
Broadline retail – 2.0%
Amazon.com, Inc. (A)	894,527	113,712,272
Big Lots, Inc. (B)	5,177	26,454
CarParts.com, Inc. (A)	9,589	39,507
Dillard's, Inc., Class A (B)	573	189,554
eBay, Inc.	52,839	2,329,672
Etsy, Inc. (A)	12,189	787,166
Global-e Online, Ltd. (A)	12,900	512,646
Kohl's Corp.	22,979	481,640
Macy's, Inc.	56,626	657,428
Next PLC	17,191	1,524,698
Nordstrom, Inc.	20,133	300,787
Ollie's Bargain Outlet Holdings, Inc. (A)	12,840	990,991
Pan Pacific International Holdings Corp.	54,300	1,139,591
Prosus NV (A)	218,162	6,428,367
Rakuten Group, Inc.	213,305	876,426
Savers Value Village, Inc. (A)	4,837	90,307
Wesfarmers, Ltd.	161,915	5,479,846
		135,567,352
Distributors – 0.1%
D'ieteren Group	3,066	516,908
Genuine Parts Company	13,885	2,004,716
LKQ Corp.	26,577	1,315,827
Pool Corp.	3,858	1,373,834
		5,211,285
Diversified consumer services – 0.1%
2U, Inc. (A)	13,630	33,666
Adtalem Global Education, Inc. (A)	7,263	311,220
Carriage Services, Inc.	2,228	62,941
Chegg, Inc. (A)	19,223	171,469
Coursera, Inc. (A)	21,156	395,406
Duolingo, Inc. (A)	4,643	770,134
European Wax Center, Inc., Class A (A)	5,670	91,854
frontdoor, Inc. (A)	13,200	403,788
Graham Holdings Company, Class B	1,338	780,054
Grand Canyon Education, Inc. (A)	6,196	724,188
H&R Block, Inc.	31,641	1,362,461
IDP Education, Ltd.	35,751	489,259
Laureate Education, Inc.	21,194	298,835
Lincoln Educational Services Corp. (A)	4,927	41,633
Nerdy, Inc. (A)	10,473	38,750
OneSpaWorld Holdings, Ltd. (A)	13,077	146,724
Pearson PLC	91,990	970,564
Perdoceo Education Corp.	11,114	190,049
Rover Group, Inc. (A)	15,731	98,476
Service Corp. International	31,345	1,791,053
Strategic Education, Inc.	3,666	275,867
Stride, Inc. (A)	6,761	304,448
Udemy, Inc. (A)	14,240	135,280
Universal Technical Institute, Inc. (A)	6,390	53,548
WW International, Inc. (A)	9,166	101,468
		10,043,135
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	9,446	103,434
Accor SA	26,463	890,067
Airbnb, Inc., Class A (A)	41,974	5,759,253
Amadeus IT Group SA	64,294	3,883,530
Aramark	54,241	1,882,163
Aristocrat Leisure, Ltd.	83,975	2,193,967
Bally's Corp. (A)	4,931	64,645
BJ's Restaurants, Inc. (A)	3,771	88,468
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Bloomin' Brands, Inc.	14,063	$345,809
Bluegreen Vacations Holding Corp.	1,855	68,041
Booking Holdings, Inc. (A)	3,518	10,849,336
Bowlero Corp., Class A (A)(B)	4,871	46,859
Boyd Gaming Corp.	14,754	897,486
Brinker International, Inc. (A)	7,046	222,583
Caesars Entertainment, Inc. (A)	21,266	985,679
Carnival Corp. (A)	99,250	1,361,710
Carrols Restaurant Group, Inc. (A)	6,751	44,489
Century Casinos, Inc. (A)	4,961	25,450
Chipotle Mexican Grill, Inc. (A)	2,726	4,993,569
Choice Hotels International, Inc. (B)	5,757	705,290
Churchill Downs, Inc.	14,156	1,642,662
Chuy's Holdings, Inc. (A)	2,997	106,633
Compass Group PLC	247,412	6,022,399
Cracker Barrel Old Country Store, Inc.	3,517	236,342
Darden Restaurants, Inc.	11,950	1,711,479
Dave & Buster's Entertainment, Inc. (A)	6,579	243,884
Delivery Hero SE (A)(C)	25,000	713,837
Denny's Corp. (A)	9,049	76,645
Dine Brands Global, Inc.	2,466	121,944
Domino's Pizza, Inc.	3,492	1,322,735
El Pollo Loco Holdings, Inc.	5,268	47,149
Entain PLC	91,157	1,033,886
Everi Holdings, Inc. (A)	13,686	180,929
Evolution AB (C)	26,155	2,639,281
Expedia Group, Inc. (A)	13,400	1,381,138
Fiesta Restaurant Group, Inc. (A)	3,762	31,827
First Watch Restaurant Group, Inc. (A)	3,616	62,521
Flutter Entertainment PLC (A)	25,202	4,111,210
Full House Resorts, Inc. (A)	6,498	27,746
Galaxy Entertainment Group, Ltd.	312,153	1,867,805
Genting Singapore, Ltd.	863,021	532,776
Global Business Travel Group I (A)	5,600	30,800
Golden Entertainment, Inc.	3,338	114,093
Hilton Grand Vacations, Inc. (A)	28,080	1,142,856
Hilton Worldwide Holdings, Inc.	25,668	3,854,820
Inspired Entertainment, Inc. (A)	3,771	45,101
InterContinental Hotels Group PLC	24,024	1,776,678
International Game Technology PLC	17,517	531,115
Jack in the Box, Inc.	3,329	229,901
Krispy Kreme, Inc.	14,471	180,453
Kura Sushi USA, Inc., Class A (A)	978	64,665
La Francaise des Jeux SAEM (C)	14,992	486,935
Las Vegas Sands Corp.	32,474	1,488,608
Life Time Group Holdings, Inc. (A)	7,415	112,782
Light & Wonder, Inc. (A)	33,666	2,401,396
Lindblad Expeditions Holdings, Inc. (A)	6,268	45,130
Marriott International, Inc., Class A	24,688	4,852,673
Marriott Vacations Worldwide Corp.	7,047	709,140
McDonald's Corp.	71,818	18,919,734
McDonald's Holdings Company Japan, Ltd.	12,361	472,175
MGM Resorts International	27,528	1,011,929
Monarch Casino & Resort, Inc.	2,174	135,005
Mondee Holdings, Inc. (A)	7,595	27,114
Nathan's Famous, Inc.	555	39,216
Norwegian Cruise Line Holdings, Ltd. (A)	41,914	690,743
Oriental Land Company, Ltd.	155,700	5,108,151
Papa John's International, Inc.	5,608	382,578
Penn Entertainment, Inc. (A)	31,382	720,217
Planet Fitness, Inc., Class A (A)	17,570	864,093
PlayAGS, Inc. (A)	6,739	43,938
Portillo's, Inc., Class A (A)	7,316	112,593

234

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Potbelly Corp. (A)	4,775	$37,245
RCI Hospitality Holdings, Inc.	1,414	85,773
Red Robin Gourmet Burgers, Inc. (A)	2,873	23,099
Red Rock Resorts, Inc., Class A	7,581	310,821
Royal Caribbean Cruises, Ltd. (A)	23,211	2,138,662
Rush Street Interactive, Inc. (A)	12,458	57,556
Sabre Corp. (A)	53,764	241,400
Sands China, Ltd. (A)	346,682	1,054,253
SeaWorld Entertainment, Inc. (A)	6,379	295,029
Shake Shack, Inc., Class A (A)	6,078	352,949
Six Flags Entertainment Corp. (A)	11,607	272,881
Sodexo SA	12,627	1,299,919
Starbucks Corp.	112,518	10,269,518
Super Group SGHC, Ltd. (A)(B)	22,217	81,981
Sweetgreen, Inc., Class A (A)	15,890	186,708
Target Hospitality Corp. (A)	5,298	84,132
Texas Roadhouse, Inc.	13,869	1,332,811
The Cheesecake Factory, Inc.	7,797	236,249
The Lottery Corp., Ltd.	317,654	959,953
The Wendy's Company	35,223	718,901
Travel + Leisure Company	15,360	564,173
Vail Resorts, Inc.	8,011	1,777,561
Whitbread PLC	28,243	1,188,829
Wingstop, Inc.	6,229	1,120,223
Wyndham Hotels & Resorts, Inc.	17,507	1,217,437
Wynn Resorts, Ltd.	9,459	874,106
Xponential Fitness, Inc., Class A (A)	4,111	63,721
Yum! Brands, Inc.	27,676	3,457,839
Zensho Holdings Company, Ltd.	13,300	577,547
		137,002,564
Household durables – 0.8%
Barratt Developments PLC	139,092	745,760
Beazer Homes USA, Inc. (A)	4,727	117,750
Cavco Industries, Inc. (A)	1,432	380,425
Century Communities, Inc.	4,701	313,933
Cricut, Inc., Class A (B)	7,992	74,246
D.R. Horton, Inc.	30,021	3,226,357
Dream Finders Homes, Inc., Class A (A)(B)	4,079	90,676
Ethan Allen Interiors, Inc.	3,639	108,806
Garmin, Ltd.	15,122	1,590,834
GoPro, Inc., Class A (A)	21,321	66,948
Green Brick Partners, Inc. (A)	4,255	176,625
Hamilton Beach Brands Holding Company, Class B	853	10,586
Helen of Troy, Ltd. (A)	8,890	1,036,218
Hooker Furnishings Corp.	1,998	38,861
Hovnanian Enterprises, Inc., Class A (A)	799	81,226
Iida Group Holdings Company, Ltd.	22,600	375,034
Installed Building Products, Inc.	3,856	481,576
iRobot Corp. (A)	4,524	171,460
KB Home	27,917	1,291,999
La-Z-Boy, Inc.	6,932	214,060
Legacy Housing Corp. (A)	1,869	36,277
Leggett & Platt, Inc.	27,675	703,222
Lennar Corp., A Shares	25,077	2,814,392
LGI Homes, Inc. (A)	3,457	343,937
M/I Homes, Inc. (A)	4,282	359,859
MDC Holdings, Inc.	9,696	399,766
Meritage Homes Corp.	5,889	720,755
Mohawk Industries, Inc. (A)	5,223	448,186
NVR, Inc. (A)	322	1,920,183
Open House Group Company, Ltd.	11,200	379,759
Panasonic Holdings Corp.	315,209	3,558,006
Persimmon PLC	45,587	597,030
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	21,100	$1,562,455
Purple Innovation, Inc. (B)	11,823	20,217
SEB SA	3,554	331,542
Sekisui Chemical Company, Ltd.	54,944	790,477
Sekisui House, Ltd.	85,126	1,694,130
Sharp Corp. (A)(B)	37,100	230,971
Skyline Champion Corp. (A)	8,747	557,359
Snap One Holdings Corp. (A)	3,280	30,307
Sonos, Inc. (A)	20,568	265,533
Sony Group Corp.	180,000	14,719,599
Taylor Morrison Home Corp. (A)	39,642	1,689,146
Taylor Wimpey PLC	504,109	718,949
Tempur Sealy International, Inc.	35,771	1,550,315
The Berkeley Group Holdings PLC	15,194	758,781
The Lovesac Company (A)	2,404	47,888
Toll Brothers, Inc.	22,719	1,680,297
TopBuild Corp. (A)	6,598	1,660,057
Traeger, Inc. (A)	6,223	16,989
Tri Pointe Homes, Inc. (A)	16,081	439,815
Vizio Holding Corp., Class A (A)	12,715	68,788
Whirlpool Corp.	5,411	723,451
		52,431,818
Leisure products – 0.2%
Acushnet Holdings Corp.	5,126	271,883
AMMO, Inc. (A)(B)	16,618	33,568
Bandai Namco Holdings, Inc.	85,579	1,740,718
Brunswick Corp.	14,510	1,146,290
Clarus Corp.	5,881	44,460
Escalade, Inc.	2,249	34,432
Funko, Inc., Class A (A)	6,053	46,305
Hasbro, Inc.	12,875	851,553
JAKKS Pacific, Inc. (A)	1,416	26,323
Johnson Outdoors, Inc., Class A	1,002	54,799
Malibu Boats, Inc., Class A (A)	3,413	167,305
Marine Products Corp.	2,134	30,324
MasterCraft Boat Holdings, Inc. (A)	3,111	69,126
Mattel, Inc. (A)	73,583	1,621,033
Polaris, Inc.	11,072	1,153,038
Shimano, Inc.	10,981	1,469,747
Smith & Wesson Brands, Inc.	7,434	95,973
Sturm Ruger & Company, Inc.	2,823	147,135
Topgolf Callaway Brands Corp. (A)	53,024	733,852
Vista Outdoor, Inc. (A)	9,409	311,626
Yamaha Corp.	20,073	548,226
YETI Holdings, Inc. (A)	18,022	869,021
		11,466,737
Specialty retail – 1.7%
1-800-Flowers.com, Inc., Class A (A)	4,415	30,905
Abercrombie & Fitch Company, Class A (A)	7,948	448,029
Academy Sports & Outdoors, Inc.	12,080	571,022
American Eagle Outfitters, Inc.	29,729	493,799
America's Car-Mart, Inc. (A)	984	89,534
Arko Corp.	14,621	104,540
Asbury Automotive Group, Inc. (A)	3,469	798,113
AutoNation, Inc. (A)	5,583	845,266
AutoZone, Inc. (A)	1,787	4,538,962
BARK, Inc. (A)	23,236	27,883
Bath & Body Works, Inc.	22,623	764,657
Best Buy Company, Inc.	19,230	1,335,908
Big 5 Sporting Goods Corp. (B)	4,066	28,503
Boot Barn Holdings, Inc. (A)	4,834	392,472
Build-A-Bear Workshop, Inc.	2,238	65,820
Caleres, Inc.	5,697	163,846
Camping World Holdings, Inc., Class A	6,703	136,808

235

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
CarMax, Inc. (A)	15,633	$1,105,722
Carvana Company (A)	15,606	655,140
Chico's FAS, Inc. (A)	20,390	152,517
Designer Brands, Inc., Class A	8,361	105,850
Destination XL Group, Inc. (A)	10,414	46,655
Dick's Sporting Goods, Inc.	13,020	1,413,712
Dufry AG (A)	13,766	522,639
EVgo, Inc. (A)(B)	16,757	56,639
Fast Retailing Company, Ltd.	24,938	5,431,876
Five Below, Inc. (A)	11,566	1,860,969
Foot Locker, Inc.	13,597	235,908
GameStop Corp., Class A (A)(B)	55,722	917,184
Genesco, Inc. (A)	2,212	68,174
Group 1 Automotive, Inc.	2,212	594,387
GrowGeneration Corp. (A)	11,293	32,976
Guess?, Inc. (B)	4,848	104,911
Haverty Furniture Companies, Inc.	2,473	71,173
Hennes & Mauritz AB, B Shares	92,178	1,307,102
Hibbett, Inc.	2,055	97,633
Industria de Diseno Textil SA	155,681	5,793,208
JD Sports Fashion PLC	369,861	671,863
Kingfisher PLC	271,865	738,008
Leslie's, Inc. (A)	29,482	166,868
Lithia Motors, Inc.	5,727	1,691,355
Lowe's Companies, Inc.	57,748	12,002,344
MarineMax, Inc. (A)	3,420	112,244
Monro, Inc.	5,216	144,848
Murphy USA, Inc.	4,056	1,386,057
National Vision Holdings, Inc. (A)	12,820	207,428
Nitori Holdings Company, Ltd.	11,411	1,272,274
OneWater Marine, Inc., Class A (A)	1,971	50,497
O'Reilly Automotive, Inc. (A)	5,936	5,394,993
Overstock.com, Inc. (A)	7,360	116,435
Penske Automotive Group, Inc.	4,055	677,428
PetMed Express, Inc.	3,611	37,013
Revolve Group, Inc. (A)	6,788	92,385
RH (A)	3,210	848,596
Ross Stores, Inc.	33,799	3,817,597
Sally Beauty Holdings, Inc. (A)	17,208	144,203
Shoe Carnival, Inc.	2,990	71,850
Signet Jewelers, Ltd.	7,201	517,104
Sleep Number Corp. (A)	3,572	87,835
Sonic Automotive, Inc., Class A	2,564	122,457
Sportsman's Warehouse Holdings, Inc. (A)	7,249	32,548
Stitch Fix, Inc., Class A (A)	14,879	51,333
The Aaron's Company, Inc.	5,286	55,344
The Buckle, Inc.	5,059	168,920
The Children's Place, Inc. (A)	2,288	61,845
The Gap, Inc.	44,355	471,494
The Home Depot, Inc.	99,091	29,941,337
The ODP Corp. (A)	5,534	255,394
The TJX Companies, Inc.	112,989	10,042,462
ThredUp, Inc., Class A (A)	13,145	52,711
Tile Shop Holdings, Inc. (A)	5,773	31,694
Tilly's, Inc., Class A (A)	4,137	33,592
Tractor Supply Company	10,485	2,128,979
Ulta Beauty, Inc. (A)	4,949	1,976,878
Upbound Group, Inc.	8,916	262,576
Urban Outfitters, Inc. (A)	10,332	337,753
USS Company, Ltd.	29,348	485,162
Valvoline, Inc.	28,811	928,867
Warby Parker, Inc., Class A (A)	13,882	182,687
Williams-Sonoma, Inc.	13,344	2,073,658
Winmark Corp.	456	170,147
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Zalando SE (A)(C)	31,981	$710,565
ZOZO, Inc.	20,000	366,224
Zumiez, Inc. (A)	3,096	55,109
		112,659,403
Textiles, apparel and luxury goods – 1.3%
adidas AG	23,120	4,055,446
Burberry Group PLC	53,828	1,247,459
Capri Holdings, Ltd. (A)	24,116	1,268,743
Carter's, Inc.	7,741	535,290
Cie Financiere Richemont SA, A Shares	74,499	9,072,728
Columbia Sportswear Company	7,264	538,262
Crocs, Inc. (A)	12,808	1,130,050
Deckers Outdoor Corp. (A)	5,430	2,791,509
Figs, Inc., Class A (A)	20,793	122,679
G-III Apparel Group, Ltd. (A)	7,114	177,281
Hanesbrands, Inc.	58,031	229,803
Hermes International SCA	4,520	8,239,179
Kering SA	10,624	4,827,151
Kontoor Brands, Inc.	9,115	400,240
LVMH Moet Hennessy Louis Vuitton SE	39,408	29,746,357
Moncler SpA	29,396	1,703,645
Movado Group, Inc.	2,675	73,161
NIKE, Inc., Class B	120,548	11,526,800
Oxford Industries, Inc.	2,436	234,173
Pandora A/S	12,067	1,245,209
Puma SE	15,068	931,690
PVH Corp.	13,031	997,002
Ralph Lauren Corp.	4,061	471,441
Skechers USA, Inc., Class A (A)	27,919	1,366,635
Steven Madden, Ltd.	12,357	392,582
Tapestry, Inc.	22,904	658,490
The Swatch Group AG	7,510	366,781
The Swatch Group AG, Bearer Shares	4,130	1,057,784
Under Armour, Inc., Class A (A)	39,210	268,589
Under Armour, Inc., Class C (A)	41,548	265,076
Vera Bradley, Inc. (A)	5,583	36,904
VF Corp.	32,643	576,802
Wolverine World Wide, Inc.	13,135	105,868
		86,660,809
		730,723,448
Consumer staples – 7.0%
Beverages – 1.5%
Anheuser-Busch InBev SA/NV	123,964	6,872,087
Asahi Group Holdings, Ltd.	68,781	2,569,283
Brown-Forman Corp., Class B	18,073	1,042,631
Budweiser Brewing Company APAC, Ltd. (C)	245,700	482,852
Carlsberg A/S, Class B	14,054	1,771,999
Celsius Holdings, Inc. (A)	10,225	1,754,610
Coca-Cola Consolidated, Inc.	1,747	1,111,651
Coca-Cola Europacific Partners PLC	29,458	1,840,536
Coca-Cola HBC AG (A)	31,536	862,313
Constellation Brands, Inc., Class A	15,933	4,004,441
Davide Campari-Milano NV	74,601	878,227
Diageo PLC	320,690	11,823,229
Heineken Holding NV	18,498	1,394,032
Heineken NV	41,103	3,623,702
Keurig Dr. Pepper, Inc.	99,055	3,127,166
Kirin Holdings Company, Ltd.	110,892	1,552,537
MGP Ingredients, Inc.	2,557	269,712
Molson Coors Beverage Company, Class B	18,552	1,179,722
Monster Beverage Corp. (A)	73,163	3,873,981
National Beverage Corp. (A)	3,964	186,387

236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	135,723	$22,996,905
Pernod Ricard SA	29,187	4,859,341
Primo Water Corp.	25,328	349,526
Remy Cointreau SA	3,262	397,691
Suntory Beverage & Food, Ltd.	19,859	604,367
The Boston Beer Company, Inc., Class A (A)	1,964	765,037
The Coca-Cola Company	383,329	21,458,757
The Duckhorn Portfolio, Inc. (A)	7,407	75,996
The Vita Coco Company, Inc. (A)	4,615	120,175
Treasury Wine Estates, Ltd.	103,020	813,513
		102,662,406
Consumer staples distribution and retail – 1.5%
Aeon Company, Ltd.	93,378	1,849,640
BJ's Wholesale Club Holdings, Inc. (A)	27,919	1,992,579
Carrefour SA	85,273	1,464,572
Casey's General Stores, Inc.	7,769	2,109,439
Coles Group, Ltd.	191,012	1,906,462
Costco Wholesale Corp.	43,654	24,662,764
Dollar General Corp.	21,651	2,290,676
Dollar Tree, Inc. (A)	20,546	2,187,122
Endeavour Group, Ltd.	204,483	690,390
Grocery Outlet Holding Corp. (A)	20,524	592,117
HelloFresh SE (A)	22,144	657,998
Ingles Markets, Inc., Class A	2,284	172,054
J Sainsbury PLC	236,436	728,111
Jeronimo Martins SGPS SA	40,415	907,649
Kesko OYJ, B Shares	38,981	698,393
Kobe Bussan Company, Ltd.	21,500	503,346
Koninklijke Ahold Delhaize NV	138,617	4,177,873
MatsukiyoCocokara & Company	48,900	875,947
Ocado Group PLC (A)	82,644	600,895
Performance Food Group Company (A)	32,444	1,909,654
PriceSmart, Inc.	4,241	315,658
Seven & i Holdings Company, Ltd.	107,529	4,209,780
SpartanNash Company	5,682	125,004
Sprouts Farmers Market, Inc. (A)	37,915	1,622,762
Sysco Corp.	50,066	3,306,859
Target Corp.	45,608	5,042,877
Tesco PLC	1,023,066	3,290,674
The Andersons, Inc.	5,200	267,852
The Chefs' Warehouse, Inc. (A)	5,729	121,340
The Kroger Company	64,531	2,887,762
U.S. Foods Holding Corp. (A)	47,197	1,873,721
United Natural Foods, Inc. (A)	9,582	135,489
Village Super Market, Inc., Class A	1,931	43,718
Walgreens Boots Alliance, Inc.	70,763	1,573,769
Walmart, Inc.	140,668	22,497,033
Weis Markets, Inc.	2,787	175,581
Welcia Holdings Company, Ltd.	13,500	233,131
Woolworths Group, Ltd.	173,930	4,164,091
		102,864,782
Food products – 1.7%
Ajinomoto Company, Inc.	64,296	2,479,166
Alico, Inc.	1,522	37,989
Archer-Daniels-Midland Company	52,785	3,981,045
Associated British Foods PLC	49,630	1,246,895
B&G Foods, Inc.	11,505	113,784
Barry Callebaut AG	509	809,434
Beyond Meat, Inc. (A)(B)	9,839	94,651
BRC, Inc., Class A (A)(B)	7,174	25,755
Bunge, Ltd.	14,881	1,610,868
Calavo Growers, Inc.	2,933	74,000
Cal-Maine Foods, Inc.	6,023	291,634
Campbell Soup Company	19,827	814,493
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Chocoladefabriken Lindt & Spruengli AG	15	$1,642,436
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	137	1,522,418
Conagra Brands, Inc.	47,125	1,292,168
Danone SA	91,894	5,068,665
Darling Ingredients, Inc. (A)	33,139	1,729,856
Dole PLC	11,554	133,795
Flowers Foods, Inc.	39,956	886,224
Fresh Del Monte Produce, Inc.	5,597	144,626
General Mills, Inc.	58,039	3,713,916
Hormel Foods Corp.	28,622	1,088,495
Hostess Brands, Inc. (A)	21,543	717,597
Ingredion, Inc.	13,742	1,352,213
J&J Snack Foods Corp.	2,449	400,779
JDE Peet's NV	17,938	500,860
John B Sanfilippo & Son, Inc.	1,424	140,691
Kellogg Company	25,402	1,511,673
Kerry Group PLC, Class A	21,544	1,800,097
Kerry Group PLC, Class A (London Stock Exchange)	1,204	98,855
Kikkoman Corp.	19,346	1,013,977
Lamb Weston Holdings, Inc.	14,398	1,331,239
Lancaster Colony Corp.	7,398	1,220,892
Limoneira Company	3,276	50,188
Lotus Bakeries NV	58	471,239
McCormick & Company, Inc.	24,786	1,874,813
MEIJI Holdings Company, Ltd.	33,500	832,611
Mission Produce, Inc. (A)	8,587	83,122
Mondelez International, Inc., Class A	133,534	9,267,260
Mowi ASA	62,731	1,108,788
Nestle SA	381,057	43,134,127
Nissin Foods Holdings Company, Ltd.	8,775	729,140
Orkla ASA	107,191	800,603
Pilgrim's Pride Corp. (A)	8,364	190,950
Post Holdings, Inc. (A)	10,558	905,243
Salmar ASA	10,357	524,566
Seneca Foods Corp., Class A (A)	953	51,300
Sovos Brands, Inc. (A)	8,322	187,661
SunOpta, Inc. (A)	15,330	51,662
The Hain Celestial Group, Inc. (A)	14,703	152,470
The Hershey Company	14,906	2,982,392
The J.M. Smucker Company	9,954	1,223,446
The Kraft Heinz Company	78,825	2,651,673
The Simply Good Foods Company (A)	14,729	508,445
TreeHouse Foods, Inc. (A)	8,363	364,460
Tyson Foods, Inc., Class A	28,221	1,424,878
Utz Brands, Inc.	11,661	156,607
Vital Farms, Inc. (A)	5,207	60,297
Westrock Coffee Company (A)(B)	5,277	46,754
WH Group, Ltd. (C)	1,190,000	622,867
Wilmar International, Ltd.	274,203	746,186
Yakult Honsha Company, Ltd.	36,606	889,048
		110,983,982
Household products – 0.9%
Central Garden & Pet Company (A)	2,453	108,275
Central Garden & Pet Company, Class A (A)	5,608	224,825
Church & Dwight Company, Inc.	24,137	2,211,673
Colgate-Palmolive Company	80,959	5,756,994
Energizer Holdings, Inc.	11,680	374,227
Essity AB, B Shares	86,933	1,874,904
Henkel AG & Company KGaA	14,831	935,119
Kimberly-Clark Corp.	33,337	4,028,776
Oil-Dri Corp. of America	956	59,033

237

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Reckitt Benckiser Group PLC	102,401	$7,221,394
The Clorox Company	12,216	1,601,029
The Procter & Gamble Company	232,409	33,899,177
Unicharm Corp.	57,600	2,036,604
WD-40 Company	2,189	444,892
		60,776,922
Personal care products – 0.8%
Beiersdorf AG	14,386	1,855,636
BellRing Brands, Inc. (A)	49,012	2,020,765
Coty, Inc., Class A (A)	74,421	816,398
e.l.f. Beauty, Inc. (A)	8,623	947,064
Edgewell Personal Care Company	8,349	308,579
Haleon PLC	790,763	3,277,780
Herbalife, Ltd. (A)	16,037	224,358
Inter Parfums, Inc.	2,988	401,408
Kao Corp.	66,475	2,463,896
Kenvue, Inc.	170,296	3,419,544
Kobayashi Pharmaceutical Company, Ltd.	7,200	321,127
Kose Corp.	4,800	347,914
L'Oreal SA	34,421	14,264,477
Medifast, Inc.	1,744	130,538
Nature's Sunshine Products, Inc. (A)	2,170	35,957
Nu Skin Enterprises, Inc., Class A	8,101	171,822
Shiseido Company, Ltd.	57,060	1,999,618
The Beauty Health Company (A)	13,535	81,481
The Estee Lauder Companies, Inc., Class A	22,912	3,311,930
Thorne HealthTech, Inc. (A)	2,301	23,447
Unilever PLC	358,939	17,755,560
USANA Health Sciences, Inc. (A)	1,858	108,897
Waldencast PLC, Class A (A)(B)	6,197	58,376
		54,346,572
Tobacco – 0.6%
Altria Group, Inc.	174,737	7,347,691
British American Tobacco PLC	303,210	9,520,393
Imperial Brands PLC	123,218	2,499,651
Japan Tobacco, Inc.	171,266	3,940,495
Philip Morris International, Inc.	152,603	14,127,986
Turning Point Brands, Inc.	2,819	65,091
Universal Corp.	3,895	183,883
Vector Group, Ltd.	23,805	253,285
		37,938,475
		469,573,139
Energy – 4.8%
Energy equipment and services – 0.5%
Archrock, Inc.	22,557	284,218
Atlas Energy Solutions, Inc., Class A	2,679	59,554
Baker Hughes Company	100,035	3,533,236
Borr Drilling, Ltd. (A)(B)	37,143	263,715
Bristow Group, Inc. (A)	3,923	110,511
Cactus, Inc., Class A	10,437	524,042
ChampionX Corp.	72,920	2,597,410
Core Laboratories, Inc.	7,722	185,405
Diamond Offshore Drilling, Inc. (A)	16,556	243,042
DMC Global, Inc. (A)	3,479	85,131
Dril-Quip, Inc. (A)	5,549	156,315
Expro Group Holdings NV (A)	14,319	332,630
Forum Energy Technologies, Inc. (A)	1,895	45,518
Halliburton Company	89,148	3,610,494
Helix Energy Solutions Group, Inc. (A)	23,396	261,333
Helmerich & Payne, Inc.	16,087	678,228
KLX Energy Services Holdings, Inc. (A)	1,903	22,551
Kodiak Gas Services, Inc. (A)	2,114	37,798
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Liberty Energy, Inc.	27,392	$507,300
Nabors Industries, Ltd. (A)	1,498	184,464
Newpark Resources, Inc. (A)	13,630	94,183
Noble Corp. PLC	17,838	903,495
NOV, Inc.	81,819	1,710,017
Oceaneering International, Inc. (A)	16,425	422,451
Oil States International, Inc. (A)	10,887	91,124
Patterson-UTI Energy, Inc.	57,225	791,994
ProFrac Holding Corp., Class A (A)	4,432	48,220
ProPetro Holding Corp. (A)	16,120	171,356
Ranger Energy Services, Inc.	3,108	44,071
RPC, Inc.	14,084	125,911
Schlumberger, Ltd.	139,617	8,139,671
SEACOR Marine Holdings, Inc. (A)	4,410	61,211
Seadrill, Ltd. (A)	8,147	364,904
Select Water Solutions, Inc.	13,978	111,125
Solaris Oilfield Infrastructure, Inc., Class A	5,885	62,734
Tenaris SA	67,393	1,064,536
TETRA Technologies, Inc. (A)	21,999	140,354
Tidewater, Inc. (A)	7,661	544,467
U.S. Silica Holdings, Inc. (A)	12,281	172,425
Valaris, Ltd. (A)	23,080	1,730,538
Weatherford International PLC (A)	26,490	2,392,842
		32,910,524
Oil, gas and consumable fuels – 4.3%
Aker BP ASA	45,100	1,245,304
Amplify Energy Corp. (A)	6,526	47,966
Ampol, Ltd.	34,010	734,280
Antero Midstream Corp.	70,763	847,741
Antero Resources Corp. (A)	58,669	1,489,019
APA Corp.	30,494	1,253,303
Ardmore Shipping Corp.	6,650	86,517
Berry Corp.	13,129	107,658
BP PLC	2,476,409	15,962,770
California Resources Corp.	11,632	651,508
Callon Petroleum Company (A)	9,869	386,075
Centrus Energy Corp., Class A (A)	2,074	117,720
Chesapeake Energy Corp.	23,376	2,015,712
Chevron Corp.	174,836	29,480,846
Chord Energy Corp.	15,366	2,490,368
Civitas Resources, Inc.	30,233	2,444,943
Clean Energy Fuels Corp. (A)	28,356	108,603
CNX Resources Corp. (A)	59,561	1,344,887
Comstock Resources, Inc.	15,036	165,847
ConocoPhillips	117,937	14,128,853
CONSOL Energy, Inc.	5,423	568,927
Coterra Energy, Inc.	74,849	2,024,665
Crescent Energy Company, Class A (B)	6,476	81,857
CVR Energy, Inc.	4,757	161,881
Delek US Holdings, Inc.	10,614	301,544
Denbury, Inc. (A)	8,277	811,229
Devon Energy Corp.	63,409	3,024,609
DHT Holdings, Inc.	22,090	227,527
Diamondback Energy, Inc.	17,421	2,698,164
Dorian LPG, Ltd.	5,026	144,397
DT Midstream, Inc.	20,134	1,065,491
Earthstone Energy, Inc., Class A (A)	9,165	185,500
Encore Energy Corp. (A)(B)	26,038	84,884
ENEOS Holdings, Inc.	411,211	1,618,583
Energy Fuels, Inc. (A)(B)	25,746	211,632
Eni SpA	337,265	5,417,760
Enviva, Inc.	6,003	44,842
EOG Resources, Inc.	57,236	7,255,235
EQT Corp.	35,736	1,450,167

238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Equinor ASA	128,579	$4,213,795
Equitrans Midstream Corp.	160,862	1,507,277
Evolution Petroleum Corp.	5,942	40,643
Excelerate Energy, Inc., Class A	3,048	51,938
Exxon Mobil Corp.	394,473	46,382,135
FLEX LNG, Ltd. (B)	4,809	145,039
Galp Energia SGPS SA	70,227	1,040,210
Gevo, Inc. (A)(B)	40,845	48,606
Golar LNG, Ltd.	16,466	399,465
Granite Ridge Resources, Inc.	4,920	30,012
Green Plains, Inc. (A)	9,437	284,054
Gulfport Energy Corp. (A)	1,772	210,266
Hallador Energy Company (A)	4,204	60,622
Hess Corp.	27,307	4,177,971
HF Sinclair Corp.	30,221	1,720,482
HighPeak Energy, Inc.	2,086	35,212
Idemitsu Kosan Company, Ltd.	27,586	632,412
Inpex Corp.	138,541	2,077,883
International Seaways, Inc.	6,491	292,095
Kinder Morgan, Inc.	190,589	3,159,966
Kinetik Holdings, Inc.	2,846	96,053
Kosmos Energy, Ltd. (A)	74,257	607,422
Magnolia Oil & Gas Corp., Class A	29,872	684,368
Marathon Oil Corp.	58,251	1,558,214
Marathon Petroleum Corp.	39,485	5,975,660
Matador Resources Company	41,373	2,460,866
Murphy Oil Corp.	54,903	2,489,851
Neste OYJ	60,379	2,044,954
NextDecade Corp. (A)	5,395	27,622
Nordic American Tankers, Ltd.	33,008	135,993
Northern Oil and Gas, Inc.	13,093	526,731
Occidental Petroleum Corp.	65,325	4,238,286
OMV AG	21,018	1,003,915
ONEOK, Inc.	44,213	2,804,431
Overseas Shipholding Group, Inc., Class A (A)	10,401	45,660
Ovintiv, Inc.	50,074	2,382,020
Par Pacific Holdings, Inc. (A)	8,859	318,392
PBF Energy, Inc., Class A	41,506	2,221,816
Peabody Energy Corp.	20,171	524,244
Permian Resources Corp.	94,385	1,317,615
Phillips 66	43,917	5,276,628
Pioneer Natural Resources Company	23,096	5,301,687
Range Resources Corp.	50,148	1,625,297
Repsol SA	182,307	2,998,769
REX American Resources Corp. (A)	2,608	106,198
Riley Exploration Permian, Inc.	1,519	48,289
Ring Energy, Inc. (A)(B)	22,058	43,013
SandRidge Energy, Inc.	5,460	85,504
Santos, Ltd.	463,516	2,336,597
Scorpio Tankers, Inc.	8,341	451,415
SFL Corp., Ltd.	18,566	207,011
Shell PLC	956,832	30,326,040
SilverBow Resources, Inc. (A)	2,899	103,697
Sitio Royalties Corp., Class A (B)	13,250	320,783
SM Energy Company	19,337	766,712
Southwestern Energy Company (A)	228,861	1,476,153
Talos Energy, Inc. (A)	18,201	299,224
Targa Resources Corp.	21,463	1,839,808
Teekay Corp. (A)	11,267	69,517
Teekay Tankers, Ltd., Class A	3,783	157,486
Tellurian, Inc. (A)(B)	89,080	103,333
The Williams Companies, Inc.	120,375	4,055,434
TotalEnergies SE	320,892	21,098,430
Uranium Energy Corp. (A)	60,052	309,268
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
VAALCO Energy, Inc.	18,249	$80,113
Valero Energy Corp.	34,817	4,933,917
Vertex Energy, Inc. (A)(B)	11,337	50,450
Vital Energy, Inc. (A)	2,757	152,793
Vitesse Energy, Inc.	4,156	95,131
W&T Offshore, Inc. (A)	16,507	72,301
Woodside Energy Group, Ltd.	270,986	6,300,717
World Kinect Corp.	9,922	222,550
		291,777,275
		324,687,799
Financials – 14.6%
Banks – 5.5%
1st Source Corp.	2,870	120,798
ABN AMRO Bank NV (C)	57,642	814,629
ACNB Corp.	1,433	45,297
AIB Group PLC	205,558	921,354
Amalgamated Financial Corp.	3,157	54,364
Amerant Bancorp, Inc.	4,504	78,550
American National Bankshares, Inc.	1,930	73,224
Ameris Bancorp	10,656	409,084
Ames National Corp.	2,022	33,545
ANZ Group Holdings, Ltd.	428,908	7,034,805
Arrow Financial Corp.	2,838	48,307
Associated Banc-Corp.	55,492	949,468
Atlantic Union Bankshares Corp.	11,998	345,302
Axos Financial, Inc. (A)	9,048	342,557
Banc of California, Inc. (B)	8,907	110,269
BancFirst Corp.	3,615	313,529
Banco Bilbao Vizcaya Argentaria SA	851,379	6,890,149
Banco Santander SA	2,309,765	8,795,744
Bank First Corp. (B)	988	76,224
Bank Hapoalim BM	181,310	1,615,399
Bank Leumi Le-Israel BM	219,056	1,815,065
Bank of America Corp.	681,318	18,654,487
Bank of Hawaii Corp. (B)	6,347	315,382
Bank of Ireland Group PLC	150,801	1,474,172
Bank of Marin Bancorp	3,085	56,394
Bank OZK	21,864	810,498
BankUnited, Inc.	11,924	270,675
Bankwell Financial Group, Inc.	1,501	36,429
Banner Corp.	5,482	232,327
Banque Cantonale Vaudoise	4,299	449,857
Bar Harbor Bankshares	2,551	60,280
Barclays PLC	2,220,087	4,279,059
BayCom Corp.	2,501	48,044
BCB Bancorp, Inc.	3,267	36,394
Berkshire Hills Bancorp, Inc.	7,054	141,433
Blue Foundry Bancorp (A)	5,290	44,277
BNP Paribas SA	149,737	9,521,218
BOC Hong Kong Holdings, Ltd.	528,241	1,442,029
Bridgewater Bancshares, Inc. (A)	4,301	40,773
Brookline Bancorp, Inc.	14,178	129,162
Burke & Herbert Financial Services Corp.	1,122	52,134
Business First Bancshares, Inc.	4,338	81,381
Byline Bancorp, Inc.	4,178	82,348
C&F Financial Corp.	677	36,287
Cadence Bank	67,134	1,424,583
CaixaBank SA	588,878	2,346,085
Cambridge Bancorp	1,356	84,465
Camden National Corp.	2,423	68,377
Capital Bancorp, Inc.	1,720	32,904
Capital City Bank Group, Inc.	2,197	65,537
Capitol Federal Financial, Inc.	20,758	99,016
Capstar Financial Holdings, Inc.	4,082	57,924

239

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Carter Bankshares, Inc. (A)	4,473	$56,047
Cathay General Bancorp	10,943	380,379
Central Pacific Financial Corp.	4,501	75,077
Central Valley Community Bancorp	2,064	29,123
Citigroup, Inc.	189,824	7,807,461
Citizens & Northern Corp.	2,800	49,140
Citizens Financial Group, Inc.	45,137	1,209,672
Citizens Financial Services, Inc. (B)	794	38,048
City Holding Company	2,333	210,787
Civista Bancshares, Inc.	2,694	41,757
CNB Financial Corp.	3,868	70,049
Coastal Financial Corp. (A)	1,935	83,031
Columbia Banking System, Inc.	43,337	879,741
Columbia Financial, Inc. (A)	5,441	85,478
Comerica, Inc.	13,010	540,566
Commerce Bancshares, Inc.	23,578	1,131,272
Commerzbank AG	151,924	1,724,238
Commonwealth Bank of Australia	239,219	15,280,363
Community Bank System, Inc.	8,570	361,740
Community Trust Bancorp, Inc.	2,434	83,389
Concordia Financial Group, Ltd.	151,246	689,004
ConnectOne Bancorp, Inc.	6,161	109,851
Credit Agricole SA	172,741	2,123,816
CrossFirst Bankshares, Inc. (A)	7,859	79,297
Cullen/Frost Bankers, Inc.	13,323	1,215,191
Customers Bancorp, Inc. (A)	4,639	159,814
CVB Financial Corp.	21,660	358,906
Danske Bank A/S	98,439	2,284,373
DBS Group Holdings, Ltd.	258,483	6,348,248
Dime Community Bancshares, Inc.	5,776	115,289
DNB Bank ASA	132,095	2,654,022
Eagle Bancorp, Inc.	5,123	109,888
East West Bancorp, Inc.	29,397	1,549,516
Eastern Bankshares, Inc.	25,241	316,522
Enterprise Financial Services Corp.	5,776	216,600
Equity Bancshares, Inc., Class A	2,763	66,505
Erste Group Bank AG	49,072	1,694,793
Esquire Financial Holdings, Inc.	1,289	58,894
ESSA Bancorp, Inc.	2,032	30,500
Farmers & Merchants Bancorp, Inc.	2,104	36,883
Farmers National Banc Corp.	6,412	74,123
FB Financial Corp.	5,917	167,806
Fidelity D&D Bancorp, Inc.	975	44,265
Fifth Third Bancorp	67,264	1,703,797
Financial Institutions, Inc.	3,155	53,099
FinecoBank SpA	87,148	1,052,336
First Bancorp (North Carolina)	6,549	184,289
First Bancorp (Puerto Rico)	28,302	380,945
First Busey Corp.	8,470	162,793
First Business Financial Services, Inc.	1,340	40,213
First Commonwealth Financial Corp.	15,900	194,139
First Community Bankshares, Inc.	2,975	87,614
First Financial Bancorp	15,274	299,370
First Financial Bankshares, Inc.	48,142	1,209,327
First Financial Corp.	1,984	67,079
First Foundation, Inc.	9,397	57,134
First Horizon Corp.	116,087	1,279,279
First Interstate BancSystem, Inc., Class A	13,336	332,600
First Merchants Corp.	9,716	270,299
First Mid Bancshares, Inc.	3,337	88,631
Five Star Bancorp	2,386	47,863
Flushing Financial Corp.	4,979	65,374
FNB Corp.	74,556	804,459
FS Bancorp, Inc.	1,264	37,288
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fulton Financial Corp.	26,046	$315,417
German American Bancorp, Inc.	4,992	135,233
Glacier Bancorp, Inc.	41,219	1,174,742
Great Southern Bancorp, Inc.	1,497	71,736
Greene County Bancorp, Inc.	1,302	31,313
Guaranty Bancshares, Inc.	1,669	47,884
Hancock Whitney Corp.	31,731	1,173,730
Hang Seng Bank, Ltd.	109,190	1,354,772
Hanmi Financial Corp.	5,099	82,757
HarborOne Bancorp, Inc.	7,875	74,970
HBT Financial, Inc.	2,590	47,242
Heartland Financial USA, Inc.	6,833	201,095
Heritage Commerce Corp.	10,350	87,665
Heritage Financial Corp.	5,800	94,598
Hilltop Holdings, Inc.	7,492	212,473
Home Bancorp, Inc.	1,215	38,722
Home BancShares, Inc.	69,601	1,457,445
HomeStreet, Inc.	3,058	23,822
HomeTrust Bancshares, Inc.	2,832	61,369
Hope Bancorp, Inc.	18,033	159,592
Horizon Bancorp, Inc.	7,505	80,153
HSBC Holdings PLC	2,821,193	22,076,916
Huntington Bancshares, Inc.	142,650	1,483,560
Independent Bank Corp. (Massachusetts)	7,195	353,203
Independent Bank Corp. (Michigan)	3,680	67,491
Independent Bank Group, Inc.	5,903	233,464
ING Groep NV	516,569	6,808,414
International Bancshares Corp.	19,706	854,058
Intesa Sanpaolo SpA	2,217,888	5,680,492
Israel Discount Bank, Ltd., Class A	176,544	956,894
Japan Post Bank Company, Ltd.	206,500	1,796,930
John Marshall Bancorp, Inc.	1,961	35,004
JPMorgan Chase & Co.	286,404	41,534,308
KBC Group NV	35,722	2,223,930
Kearny Financial Corp.	9,808	67,969
KeyCorp	92,415	994,385
Lakeland Bancorp, Inc.	10,518	132,737
Lakeland Financial Corp.	4,026	191,074
LCNB Corp.	2,545	36,317
Live Oak Bancshares, Inc.	5,638	163,220
Lloyds Banking Group PLC	9,191,265	4,939,333
M&T Bank Corp.	16,390	2,072,516
Macatawa Bank Corp.	5,177	46,386
MainStreet Bancshares, Inc.	1,661	34,117
Mediobanca Banca di Credito Finanziario SpA	78,783	1,038,683
Mercantile Bank Corp.	2,651	81,942
Metrocity Bankshares, Inc.	3,135	61,697
Metropolitan Bank Holding Corp. (A)	1,814	65,812
Mid Penn Bancorp, Inc.	2,611	52,559
Middlefield Banc Corp.	1,714	43,553
Midland States Bancorp, Inc.	3,615	74,252
MidWestOne Financial Group, Inc.	2,737	55,643
Mitsubishi UFJ Financial Group, Inc.	1,629,668	13,810,060
Mizrahi Tefahot Bank, Ltd.	22,040	800,377
Mizuho Financial Group, Inc.	344,250	5,844,656
MVB Financial Corp.	2,201	49,699
National Australia Bank, Ltd.	448,064	8,318,011
National Bank Holdings Corp., Class A	5,867	174,602
National Bankshares, Inc.	1,277	31,976
NatWest Group PLC	829,507	2,372,851
NBT Bancorp, Inc.	7,396	234,379
New York Community Bancorp, Inc.	139,607	1,583,143
Nicolet Bankshares, Inc.	2,099	146,468

240

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Nordea Bank ABP (Nasdaq Stockholm Exchange)	459,757	$5,040,650
Northeast Bank	1,389	61,255
Northeast Community Bancorp, Inc.	2,440	36,014
Northfield Bancorp, Inc.	7,138	67,454
Northrim BanCorp, Inc.	1,071	42,433
Northwest Bancshares, Inc.	19,953	204,119
Norwood Financial Corp.	1,512	38,949
Oak Valley Bancorp	1,319	33,081
OceanFirst Financial Corp.	9,349	135,280
OFG Bancorp	7,264	216,903
Old National Bancorp	107,275	1,559,779
Old Second Bancorp, Inc.	7,332	99,789
Orange County Bancorp, Inc.	1,135	48,998
Origin Bancorp, Inc.	4,860	140,308
Orrstown Financial Services, Inc.	2,089	43,890
Oversea-Chinese Banking Corp., Ltd.	483,224	4,519,135
Pacific Premier Bancorp, Inc.	15,299	332,906
PacWest Bancorp (B)	19,742	156,159
Park National Corp.	2,411	227,888
Pathward Financial, Inc.	4,461	205,607
Peapack-Gladstone Financial Corp.	3,003	77,027
Penns Woods Bancorp, Inc.	1,441	30,376
Peoples Bancorp, Inc.	5,359	136,011
Peoples Financial Services Corp.	1,123	45,032
Pinnacle Financial Partners, Inc.	15,949	1,069,221
Plumas Bancorp	1,063	36,291
Ponce Financial Group, Inc. (A)	4,829	37,763
Preferred Bank	2,156	134,211
Premier Financial Corp.	6,000	102,360
Primis Financial Corp.	4,890	39,854
Princeton Bancorp, Inc.	1,162	33,686
Prosperity Bancshares, Inc.	19,474	1,062,891
Provident Financial Services, Inc.	11,452	175,101
QCR Holdings, Inc.	2,690	130,519
RBB Bancorp	3,368	43,043
Red River Bancshares, Inc.	769	35,343
Regions Financial Corp.	92,716	1,594,715
Renasant Corp.	8,981	235,212
Republic Bancorp, Inc., Class A	1,556	68,542
Resona Holdings, Inc.	305,446	1,688,866
S&T Bancorp, Inc.	6,145	166,407
Sandy Spring Bancorp, Inc.	7,302	156,482
Seacoast Banking Corp. of Florida	13,702	300,896
ServisFirst Bancshares, Inc.	8,330	434,576
Shizuoka Financial Group, Inc.	66,808	544,450
Shore Bancshares, Inc.	6,762	71,136
Sierra Bancorp	2,924	55,439
Simmons First National Corp., Class A	20,508	347,816
Skandinaviska Enskilda Banken AB, A Shares	226,475	2,700,002
SmartFinancial, Inc.	2,771	59,216
Societe Generale SA	103,811	2,511,977
South Plains Financial, Inc.	2,203	58,247
Southern First Bancshares, Inc. (A)	1,638	44,128
Southern Missouri Bancorp, Inc.	1,537	59,467
Southern States Bancshares, Inc.	1,486	33,569
Southside Bancshares, Inc.	4,762	136,669
SouthState Corp.	27,897	1,879,142
Standard Chartered PLC	338,513	3,113,483
Stellar Bancorp, Inc.	8,090	172,479
Stock Yards Bancorp, Inc.	4,552	178,848
Sumitomo Mitsui Financial Group, Inc.	181,258	8,904,486
Sumitomo Mitsui Trust Holdings, Inc.	46,783	1,761,241
Summit Financial Group, Inc.	2,177	49,070
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Svenska Handelsbanken AB, A Shares	208,166	$1,852,238
Swedbank AB, A Shares	121,168	2,227,238
Synovus Financial Corp.	30,370	844,286
Texas Capital Bancshares, Inc. (A)	17,635	1,038,702
The Bancorp, Inc. (A)	8,678	299,391
The Bank of NT Butterfield & Son, Ltd.	7,996	216,532
The Chiba Bank, Ltd.	75,664	549,706
The First Bancshares, Inc.	4,883	131,695
The First of Long Island Corp.	4,267	49,113
The Hingham Institution for Savings	262	48,929
The PNC Financial Services Group, Inc.	39,437	4,841,680
Third Coast Bancshares, Inc. (A)	2,733	46,734
Timberland Bancorp, Inc.	1,586	42,981
Tompkins Financial Corp.	2,399	117,527
Towne Bank	11,878	272,363
TriCo Bancshares	5,313	170,175
Triumph Financial, Inc. (A)	3,619	234,475
Truist Financial Corp.	131,612	3,765,419
Trustmark Corp.	10,030	217,952
U.S. Bancorp	153,129	5,062,445
UMB Financial Corp.	16,178	1,003,845
UniCredit SpA	263,134	6,269,531
United Bankshares, Inc.	48,973	1,351,165
United Community Banks, Inc.	18,521	470,619
United Overseas Bank, Ltd.	180,439	3,758,202
Univest Financial Corp.	4,824	83,841
Valley National Bancorp	158,194	1,354,141
Veritex Holdings, Inc.	8,507	152,701
Virginia National Bankshares Corp.	1,061	32,201
Washington Federal, Inc.	10,284	263,476
Washington Trust Bancorp, Inc.	2,938	77,358
Webster Financial Corp.	35,999	1,451,120
Wells Fargo & Company	360,420	14,726,761
WesBanco, Inc.	9,416	229,939
West BanCorp, Inc.	3,052	49,778
Westamerica BanCorp	4,107	177,628
Westpac Banking Corp.	500,808	6,769,697
Wintrust Financial Corp.	12,719	960,285
WSFS Financial Corp.	9,869	360,219
Zions Bancorp NA	14,634	510,580
		372,779,352
Capital markets – 2.6%
3i Group PLC	138,911	3,496,478
abrdn PLC	278,009	525,267
Affiliated Managers Group, Inc.	7,282	949,136
AlTi Global, Inc. (A)	3,627	25,244
Ameriprise Financial, Inc.	10,080	3,323,174
Amundi SA (C)	8,728	490,224
Artisan Partners Asset Management, Inc., Class A	9,865	369,148
AssetMark Financial Holdings, Inc. (A)	3,818	95,755
ASX, Ltd.	27,629	1,010,614
Avantax, Inc. (A)	6,527	166,961
B. Riley Financial, Inc. (B)	3,052	125,101
BGC Group, Inc., Class A	51,346	271,107
BlackRock, Inc.	13,817	8,932,552
Brightsphere Investment Group, Inc.	5,293	102,631
Cboe Global Markets, Inc.	10,432	1,629,583
CME Group, Inc.	35,545	7,116,820
Cohen & Steers, Inc.	4,216	264,301
Daiwa Securities Group, Inc.	190,408	1,097,999
Deutsche Bank AG	276,620	3,040,129
Deutsche Boerse AG	27,116	4,682,846
Diamond Hill Investment Group, Inc.	503	84,791
Donnelley Financial Solutions, Inc. (A)	3,982	224,107

241

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Ellington Financial, Inc.	10,106	$126,022
EQT AB	50,753	999,985
Euronext NV (C)	12,229	850,639
Evercore, Inc., Class A	7,243	998,665
FactSet Research Systems, Inc.	3,786	1,655,466
Federated Hermes, Inc.	18,344	621,311
Forge Global Holdings, Inc. (A)	19,968	40,535
Franklin Resources, Inc.	28,211	693,426
Futu Holdings, Ltd., ADR (A)	7,900	456,699
GCM Grosvenor, Inc., Class A	7,571	58,751
Hamilton Lane, Inc., Class A	5,902	533,777
Hargreaves Lansdown PLC	50,770	477,490
Hong Kong Exchanges & Clearing, Ltd.	171,871	6,378,607
Interactive Brokers Group, Inc., Class A	22,227	1,923,969
Intercontinental Exchange, Inc.	56,347	6,199,297
Invesco, Ltd.	45,275	657,393
Janus Henderson Group PLC	27,536	710,980
Japan Exchange Group, Inc.	71,700	1,328,335
Jefferies Financial Group, Inc.	36,722	1,345,127
Julius Baer Group, Ltd.	29,400	1,881,831
London Stock Exchange Group PLC	57,039	5,716,781
Macquarie Group, Ltd.	52,399	5,611,308
MarketAxess Holdings, Inc.	3,722	795,168
Moelis & Company, Class A	10,738	484,606
Moody's Corp.	15,594	4,930,355
Morgan Stanley	125,783	10,272,698
Morningstar, Inc.	5,406	1,266,301
MSCI, Inc.	7,773	3,988,171
Nasdaq, Inc.	33,461	1,625,870
Nomura Holdings, Inc.	428,913	1,717,552
Northern Trust Corp.	20,587	1,430,385
Open Lending Corp. (A)	16,390	119,975
P10, Inc., Class A	7,323	85,313
Partners Group Holding AG	3,239	3,636,083
Patria Investments, Ltd., Class A	8,970	130,783
Perella Weinberg Partners	7,647	77,846
Piper Sandler Companies	2,773	402,945
PJT Partners, Inc., Class A	3,852	306,003
Raymond James Financial, Inc.	18,151	1,822,905
S&P Global, Inc.	32,033	11,705,179
SBI Holdings, Inc.	34,990	736,393
Schroders PLC	115,034	568,414
Sculptor Capital Management, Inc.	4,896	56,794
SEI Investments Company	20,901	1,258,867
Silvercrest Asset Management Group, Inc., Class A	2,049	32,518
Singapore Exchange, Ltd.	122,348	870,385
St. James's Place PLC	78,289	789,855
State Street Corp.	31,327	2,097,656
StepStone Group, Inc., Class A	8,929	281,978
Stifel Financial Corp.	21,702	1,333,371
StoneX Group, Inc. (A)	2,934	284,363
T. Rowe Price Group, Inc.	22,191	2,327,170
The Bank of New York Mellon Corp.	76,645	3,268,909
The Blackstone Group, Inc.	69,871	7,485,979
The Charles Schwab Corp.	146,844	8,061,736
The Goldman Sachs Group, Inc.	32,516	10,521,202
UBS Group AG	469,397	11,562,276
Victory Capital Holdings, Inc., Class A	4,455	148,530
Virtus Investment Partners, Inc.	1,097	221,583
WisdomTree, Inc.	22,799	159,593
		174,156,072
Consumer finance – 0.3%
Ally Financial, Inc.	56,403	1,504,832
American Express Company	57,306	8,549,482
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Atlanticus Holdings Corp. (A)	848	$25,703
Bread Financial Holdings, Inc.	8,082	276,404
Capital One Financial Corp.	37,728	3,661,502
Discover Financial Services	24,261	2,101,730
Encore Capital Group, Inc. (A)	3,749	179,052
Enova International, Inc. (A)	4,865	247,483
FirstCash Holdings, Inc.	13,853	1,390,564
Green Dot Corp., Class A (A)	7,636	106,369
LendingClub Corp. (A)	17,490	106,689
LendingTree, Inc. (A)	1,895	29,373
Navient Corp.	14,506	249,793
Nelnet, Inc., Class A	2,507	223,925
NerdWallet, Inc., Class A (A)	5,861	52,104
PRA Group, Inc. (A)	6,592	126,632
PROG Holdings, Inc. (A)	7,493	248,843
Regional Management Corp.	1,500	41,520
SLM Corp.	46,975	639,800
Synchrony Financial	40,029	1,223,687
Upstart Holdings, Inc. (A)(B)	11,720	334,489
World Acceptance Corp. (A)	658	83,605
		21,403,581
Financial services – 2.9%
Acacia Research Corp. (A)	7,721	28,182
Adyen NV (A)(C)	3,098	2,296,962
Alerus Financial Corp.	3,354	60,976
A-Mark Precious Metals, Inc.	3,095	90,776
AvidXchange Holdings, Inc. (A)	24,323	230,582
Banco Latinoamericano de Comercio Exterior SA, Class E	4,592	97,350
Berkshire Hathaway, Inc., Class B (A)	179,736	62,961,521
Cannae Holdings, Inc. (A)	11,809	220,120
Cantaloupe, Inc. (A)	9,814	61,338
Cass Information Systems, Inc.	2,309	86,010
Compass Diversified Holdings	10,327	193,838
Edenred SE	35,621	2,228,308
Enact Holdings, Inc.	5,236	142,576
Essent Group, Ltd.	39,307	1,858,828
Eurazeo SE	6,219	370,062
Euronet Worldwide, Inc. (A)	9,802	778,083
EVERTEC, Inc.	10,511	390,799
EXOR NV	15,478	1,369,008
Federal Agricultural Mortgage Corp., Class C	1,455	224,507
Fidelity National Information Services, Inc.	58,540	3,235,506
Fiserv, Inc. (A)	60,022	6,780,085
FleetCor Technologies, Inc. (A)	7,296	1,862,961
Flywire Corp. (A)	15,606	497,675
Global Payments, Inc.	25,298	2,919,136
GMO Payment Gateway, Inc.	6,000	327,381
Groupe Bruxelles Lambert NV	13,609	1,012,649
i3 Verticals, Inc., Class A (A)	3,738	79,021
Industrivarden AB, A Shares	18,578	489,887
Industrivarden AB, C Shares	22,036	580,673
International Money Express, Inc. (A)	5,224	88,442
Investor AB, B Shares	247,022	4,729,115
Jack Henry & Associates, Inc.	7,201	1,088,359
Jackson Financial, Inc., Class A	13,368	510,925
L.E. Lundbergforetagen AB, B Shares	10,847	452,279
M&G PLC	320,092	766,913
Marqeta, Inc., Class A (A)	80,172	479,429
Mastercard, Inc., Class A	81,994	32,462,245
Merchants Bancorp	2,687	74,484
MGIC Investment Corp.	58,661	979,052
Mitsubishi HC Capital, Inc.	115,096	766,893

242

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Mr. Cooper Group, Inc. (A)	10,679	$571,967
NewtekOne, Inc. (B)	3,959	58,395
Nexi SpA (A)(C)	84,283	513,543
NMI Holdings, Inc., Class A (A)	13,315	360,703
Ocwen Financial Corp. (A)	1,278	33,075
ORIX Corp.	167,383	3,125,441
PagSeguro Digital, Ltd., Class A (A)	32,395	278,921
Payoneer Global, Inc. (A)	43,105	263,803
PayPal Holdings, Inc. (A)	108,044	6,316,252
Paysafe, Ltd. (A)	5,550	66,545
PennyMac Financial Services, Inc.	4,069	270,995
Radian Group, Inc.	25,208	632,973
Remitly Global, Inc. (A)	21,241	535,698
Repay Holdings Corp. (A)	13,884	105,380
Sofina SA	2,200	444,652
StoneCo, Ltd., Class A (A)	47,208	503,709
The Western Union Company	77,820	1,025,668
TrustCo Bank Corp. NY	3,051	83,262
Visa, Inc., Class A	158,329	36,417,253
Voya Financial, Inc.	21,979	1,460,505
Walker & Dunlop, Inc.	5,188	385,157
Washington H. Soul Pattinson & Company, Ltd.	33,486	698,540
Waterstone Financial, Inc.	3,634	39,792
Wendel SE	3,803	300,607
WEX, Inc. (A)	8,925	1,678,703
Wise PLC, Class A (A)	87,752	731,795
Worldline SA (A)(C)	34,286	962,451
		191,738,721
Insurance – 3.2%
Admiral Group PLC	30,294	875,485
Aegon NV	240,844	1,160,798
Aflac, Inc.	53,321	4,092,387
Ageas SA/NV	22,803	939,173
AIA Group, Ltd.	1,648,535	13,331,937
Allianz SE	57,560	13,697,905
Ambac Financial Group, Inc. (A)	7,163	86,386
American Coastal Insurance Corp. (A)(B)	3,250	23,920
American Equity Investment Life Holding Company	12,546	672,967
American Financial Group, Inc.	13,754	1,535,909
American International Group, Inc.	70,226	4,255,696
AMERISAFE, Inc.	3,125	156,469
Aon PLC, Class A	19,962	6,472,080
Arch Capital Group, Ltd. (A)	36,800	2,933,328
Argo Group International Holdings, Ltd.	5,302	158,212
Arthur J. Gallagher & Company	21,166	4,824,366
ASR Nederland NV	22,813	853,597
Assicurazioni Generali SpA	144,649	2,952,632
Assurant, Inc.	5,252	754,082
Aviva PLC	390,800	1,849,718
AXA SA	261,917	7,770,779
Baloise Holding AG	6,536	946,258
Brighthouse Financial, Inc. (A)	13,610	666,073
Brown & Brown, Inc.	23,263	1,624,688
BRP Group, Inc., Class A (A)	9,873	229,350
Chubb, Ltd.	40,515	8,434,413
Cincinnati Financial Corp.	15,535	1,589,075
CNO Financial Group, Inc.	41,519	985,246
Dai-ichi Life Holdings, Inc.	134,237	2,771,230
Donegal Group, Inc., Class A	3,536	50,406
eHealth, Inc. (A)	4,516	33,418
Employers Holdings, Inc.	4,322	172,664
Enstar Group, Ltd. (A)	1,963	475,046
Erie Indemnity Company, Class A	5,182	1,522,420
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Everest Group, Ltd.	4,237	$1,574,766
F&G Annuities & Life, Inc.	3,111	87,295
Fidelis Insurance Holdings, Ltd. (A)	2,596	38,109
Fidelity National Financial, Inc.	53,724	2,218,801
First American Financial Corp.	21,419	1,209,959
Genworth Financial, Inc., Class A (A)	77,316	453,072
Gjensidige Forsikring ASA	28,543	418,826
Globe Life, Inc.	8,781	954,758
Goosehead Insurance, Inc., Class A (A)	3,495	260,482
Greenlight Capital Re, Ltd., Class A (A)	5,183	55,665
Hannover Rueck SE	8,606	1,888,318
HCI Group, Inc.	1,129	61,293
Helvetia Holding AG	5,297	739,930
Hippo Holdings, Inc. (A)	2,193	17,478
Horace Mann Educators Corp.	6,844	201,077
Insurance Australia Group, Ltd.	348,309	1,263,508
James River Group Holdings, Ltd.	6,298	96,674
Japan Post Holdings Company, Ltd.	321,100	2,568,845
Japan Post Insurance Company, Ltd.	27,300	459,141
Kemper Corp.	12,511	525,837
Kinsale Capital Group, Inc.	4,572	1,893,402
Legal & General Group PLC	853,140	2,302,056
Lemonade, Inc. (A)(B)	8,343	96,946
Loews Corp.	18,692	1,183,391
Marsh & McLennan Companies, Inc.	48,885	9,302,816
MBIA, Inc. (A)	8,398	60,550
Medibank Private, Ltd.	393,042	867,495
Mercury General Corp.	4,496	126,023
MetLife, Inc.	62,205	3,913,317
MS&AD Insurance Group Holdings, Inc.	61,151	2,237,778
Muenchener Rueckversicherungs-Gesellschaft AG	19,476	7,584,977
National Western Life Group, Inc., Class A	377	164,934
NN Group NV	35,787	1,147,266
Old Republic International Corp.	55,003	1,481,781
Oscar Health, Inc., Class A (A)	25,240	140,587
Palomar Holdings, Inc. (A)	4,005	203,254
Phoenix Group Holdings PLC	107,155	627,990
Poste Italiane SpA (C)	74,562	782,999
Primerica, Inc.	7,432	1,441,882
Principal Financial Group, Inc.	22,311	1,607,954
ProAssurance Corp.	9,090	171,710
Prudential Financial, Inc.	35,303	3,349,902
Prudential PLC	392,933	4,223,766
QBE Insurance Group, Ltd.	212,947	2,133,141
Reinsurance Group of America, Inc.	13,757	1,997,379
RenaissanceRe Holdings, Ltd.	10,635	2,104,879
RLI Corp.	8,337	1,132,915
Safety Insurance Group, Inc.	2,382	162,429
Sampo OYJ, A Shares	65,633	2,837,412
Selective Insurance Group, Inc.	22,345	2,305,334
SelectQuote, Inc. (A)	23,679	27,704
SiriusPoint, Ltd. (A)	14,984	152,387
Skyward Specialty Insurance Group, Inc. (A)	3,791	103,722
Sompo Holdings, Inc.	42,191	1,808,170
Stewart Information Services Corp.	4,257	186,457
Suncorp Group, Ltd.	180,758	1,610,488
Swiss Life Holding AG	4,213	2,621,237
Swiss Re AG	43,047	4,420,942
T&D Holdings, Inc.	71,425	1,174,584
Talanx AG	9,039	572,078
The Allstate Corp.	25,973	2,893,652
The Hanover Insurance Group, Inc.	7,429	824,470

243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc.	29,635	$2,101,418
The Progressive Corp.	57,842	8,057,391
The Travelers Companies, Inc.	22,372	3,653,571
Tiptree, Inc.	4,397	73,694
Tokio Marine Holdings, Inc.	257,255	5,956,401
Trupanion, Inc. (A)(B)	6,584	185,669
Tryg A/S	49,832	911,895
United Fire Group, Inc.	3,765	74,359
Universal Insurance Holdings, Inc.	4,375	61,338
Unum Group	38,208	1,879,452
W.R. Berkley Corp.	19,841	1,259,705
Willis Towers Watson PLC	10,152	2,121,362
Zurich Insurance Group AG	21,473	9,825,087
		214,135,445
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	3,245	38,096
Annaly Capital Management, Inc.	102,624	1,930,357
Apollo Commercial Real Estate Finance, Inc.	22,708	230,032
Arbor Realty Trust, Inc.	28,967	439,719
Ares Commercial Real Estate Corp.	8,189	77,959
ARMOUR Residential REIT, Inc.	36,332	154,411
Blackstone Mortgage Trust, Inc., Class A	27,604	600,387
BrightSpire Capital, Inc.	21,045	131,742
Chicago Atlantic Real Estate Finance, Inc.	3,110	45,779
Chimera Investment Corp.	37,521	204,865
Claros Mortgage Trust, Inc.	15,157	167,940
Dynex Capital, Inc.	8,554	102,135
Franklin BSP Realty Trust, Inc.	13,501	178,753
Granite Point Mortgage Trust, Inc.	9,630	46,994
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (B)	16,917	358,640
Invesco Mortgage Capital, Inc.	7,048	70,550
KKR Real Estate Finance Trust, Inc.	9,541	113,252
Ladder Capital Corp.	18,154	186,260
MFA Financial, Inc.	16,229	155,961
New York Mortgage Trust, Inc.	14,960	127,010
Orchid Island Capital, Inc.	6,671	56,770
PennyMac Mortgage Investment Trust	13,948	172,955
Ready Capital Corp.	25,648	259,301
Redwood Trust, Inc.	18,265	130,229
Starwood Property Trust, Inc.	61,739	1,194,650
TPG RE Finance Trust, Inc.	11,737	78,990
Two Harbors Investment Corp.	15,485	205,021
		7,458,758
		981,671,929
Health care – 12.6%
Biotechnology – 1.9%
2seventy bio, Inc. (A)	8,710	34,143
4D Molecular Therapeutics, Inc. (A)	6,427	81,816
89bio, Inc. (A)	10,070	155,481
AbbVie, Inc.	173,847	25,913,634
ACADIA Pharmaceuticals, Inc. (A)	19,644	409,381
ACELYRIN, Inc. (A)	5,560	56,545
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	35,243
Actinium Pharmaceuticals, Inc. (A)	4,803	28,434
ADMA Biologics, Inc. (A)	34,725	124,316
Aduro Biotech, Inc. (A)(D)	2,435	6,031
Aerovate Therapeutics, Inc. (A)(B)	1,993	27,045
Agenus, Inc. (A)	58,080	65,630
Agios Pharmaceuticals, Inc. (A)	9,102	225,275
Akero Therapeutics, Inc. (A)	8,359	422,798
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Albireo Pharma, Inc. (A)(D)	2,883	$6,198
Aldeyra Therapeutics, Inc. (A)	7,783	51,990
Alector, Inc. (A)	10,821	70,120
Alkermes PLC (A)	26,862	752,405
Allakos, Inc. (A)	11,679	26,511
Allogene Therapeutics, Inc. (A)	14,037	44,497
Alpine Immune Sciences, Inc. (A)	5,570	63,777
Altimmune, Inc. (A)	8,623	22,420
Amgen, Inc.	52,799	14,190,259
Amicus Therapeutics, Inc. (A)	45,559	553,997
AnaptysBio, Inc. (A)	3,242	58,226
Anavex Life Sciences Corp. (A)	11,738	76,884
Anika Therapeutics, Inc. (A)	2,564	47,767
Annexon, Inc. (A)	8,294	19,574
Apogee Therapeutics, Inc. (A)	3,296	70,205
Arbutus Biopharma Corp. (A)	22,115	44,893
Arcellx, Inc. (A)	6,213	222,922
Arcturus Therapeutics Holdings, Inc. (A)	3,890	99,390
Arcus Biosciences, Inc. (A)	8,625	154,819
Arcutis Biotherapeutics, Inc. (A)	8,650	45,932
Ardelyx, Inc. (A)	34,799	141,980
Argenx SE (A)	7,907	3,865,157
Argenx SE, Additional Offering (A)	93	45,461
Arrowhead Pharmaceuticals, Inc. (A)	38,776	1,041,911
ARS Pharmaceuticals, Inc. (A)	4,166	15,747
Astria Therapeutics, Inc. (A)	4,457	33,249
Atara Biotherapeutics, Inc. (A)	17,912	26,510
Aura Biosciences, Inc. (A)	4,825	43,280
Aurinia Pharmaceuticals, Inc. (A)	22,006	170,987
Avid Bioservices, Inc. (A)	10,224	96,515
Avidity Biosciences, Inc. (A)	11,736	74,876
Avita Medical, Inc. (A)	4,263	62,282
Beam Therapeutics, Inc. (A)	11,425	274,771
BioCryst Pharmaceuticals, Inc. (A)	30,991	219,416
Biogen, Inc. (A)	14,302	3,675,757
Biohaven, Ltd. (A)	9,474	246,419
Biomea Fusion, Inc. (A)	3,303	45,449
Bluebird Bio, Inc. (A)	18,234	55,431
Blueprint Medicines Corp. (A)	9,925	498,434
Bridgebio Pharma, Inc. (A)	18,647	491,721
Cabaletta Bio, Inc. (A)(B)	5,608	85,354
CareDx, Inc. (A)	8,837	61,859
Caribou Biosciences, Inc. (A)	12,340	58,985
Carisma Therapeutics, Inc.	4,800	20,304
Catalyst Pharmaceuticals, Inc. (A)	16,107	188,291
Celcuity, Inc. (A)	3,175	29,020
Celldex Therapeutics, Inc. (A)	7,659	210,776
Cerevel Therapeutics Holdings, Inc. (A)	10,254	223,845
Chinook Therapeutics, Inc. (A)(D)	9,357	3,649
Cogent Biosciences, Inc. (A)	13,371	130,367
Coherus Biosciences, Inc. (A)	16,503	61,721
Compass Therapeutics, Inc. (A)	15,797	31,120
Crinetics Pharmaceuticals, Inc. (A)	10,602	315,303
CSL, Ltd.	68,843	11,090,815
Cullinan Oncology, Inc. (A)	4,375	39,594
Cytokinetics, Inc. (A)	15,243	449,059
Day One Biopharmaceuticals, Inc. (A)	10,400	127,608
Deciphera Pharmaceuticals, Inc. (A)	8,607	109,481
Denali Therapeutics, Inc. (A)	19,354	399,273
Disc Medicine, Inc. (A)	1,468	68,967
Dynavax Technologies Corp. (A)	20,922	309,018
Dyne Therapeutics, Inc. (A)	7,147	64,037
Eagle Pharmaceuticals, Inc. (A)	1,943	30,641
Editas Medicine, Inc. (A)	13,512	105,394
Emergent BioSolutions, Inc. (A)	8,616	29,294

244

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Enanta Pharmaceuticals, Inc. (A)	3,463	$38,682
Entrada Therapeutics, Inc. (A)	3,690	58,302
EQRx, Inc. (A)	53,508	118,788
Erasca, Inc. (A)	15,508	30,551
Exelixis, Inc. (A)	66,153	1,445,443
Fate Therapeutics, Inc. (A)	14,542	30,829
Fennec Pharmaceuticals, Inc. (A)(B)	3,706	27,832
Foghorn Therapeutics, Inc. (A)	3,939	19,695
Genelux Corp. (A)(B)	3,026	74,107
Generation Bio Company (A)	7,946	30,115
Genmab A/S (A)	9,425	3,336,926
Geron Corp. (A)	82,273	174,419
Gilead Sciences, Inc.	122,301	9,165,237
Grifols SA (A)	42,571	551,375
Gritstone bio, Inc. (A)	15,389	26,469
Halozyme Therapeutics, Inc. (A)	48,869	1,866,796
Heron Therapeutics, Inc. (A)	17,563	18,090
HilleVax, Inc. (A)	3,640	48,958
Humacyte, Inc. (A)(B)	11,643	34,114
Icosavax, Inc. (A)	4,687	36,324
Ideaya Biosciences, Inc. (A)	8,804	237,532
Immuneering Corp., Class A (A)(B)	3,995	30,682
ImmunityBio, Inc. (A)(B)	19,434	32,843
ImmunoGen, Inc. (A)	39,078	620,168
Immunovant, Inc. (A)	8,813	338,331
Incyte Corp. (A)	18,297	1,057,018
Inhibrx, Inc. (A)	5,649	103,659
Inozyme Pharma, Inc. (A)	5,926	24,889
Insmed, Inc. (A)	21,501	542,900
Intellia Therapeutics, Inc. (A)	14,356	453,937
Intercept Pharmaceuticals, Inc. (A)	6,536	121,177
Iovance Biotherapeutics, Inc. (A)	37,812	172,045
Ironwood Pharmaceuticals, Inc. (A)	22,281	214,566
iTeos Therapeutics, Inc. (A)	4,240	46,428
Janux Therapeutics, Inc. (A)	3,147	31,722
KalVista Pharmaceuticals, Inc. (A)	4,453	42,882
Karyopharm Therapeutics, Inc. (A)	20,039	26,852
Keros Therapeutics, Inc. (A)	3,777	120,411
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,289	91,870
Krystal Biotech, Inc. (A)	3,518	408,088
Kura Oncology, Inc. (A)	11,755	107,206
Kymera Therapeutics, Inc. (A)	6,262	87,042
Lexicon Pharmaceuticals, Inc. (A)	17,930	19,544
Lineage Cell Therapeutics, Inc. (A)	25,394	29,965
Lyell Immunopharma, Inc. (A)	29,598	43,509
MacroGenics, Inc. (A)	10,546	49,144
Madrigal Pharmaceuticals, Inc. (A)	2,222	324,501
MannKind Corp. (A)	41,699	172,217
MeiraGTx Holdings PLC (A)	6,040	29,656
Mersana Therapeutics, Inc. (A)	17,907	22,742
MiMedx Group, Inc. (A)	18,652	135,973
Mineralys Therapeutics, Inc. (A)	3,025	28,768
Mirum Pharmaceuticals, Inc. (A)	4,375	138,250
Moderna, Inc. (A)	32,395	3,346,080
Monte Rosa Therapeutics, Inc. (A)	5,466	26,182
Morphic Holding, Inc. (A)	5,597	128,227
Myriad Genetics, Inc. (A)	13,267	212,803
Neurocrine Biosciences, Inc. (A)	20,290	2,282,625
Novavax, Inc. (A)(B)	14,379	104,104
Nurix Therapeutics, Inc. (A)	8,044	63,226
Nuvalent, Inc., Class A (A)	3,933	180,800
Olema Pharmaceuticals, Inc. (A)	4,871	60,157
Organogenesis Holdings, Inc. (A)	12,521	39,817
ORIC Pharmaceuticals, Inc. (A)	6,805	41,170
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ovid therapeutics, Inc. (A)	10,811	$41,514
PDL BioPharma, Inc. (A)(D)	23,030	18,654
PDS Biotechnology Corp. (A)(B)	5,034	25,422
PMV Pharmaceuticals, Inc. (A)	7,054	43,312
Point Biopharma Global, Inc. (A)	14,836	98,956
Poseida Therapeutics, Inc. (A)	12,535	29,833
Precigen, Inc. (A)	22,468	31,905
Prime Medicine, Inc. (A)	6,908	65,902
ProKidney Corp. (A)(B)	8,384	38,399
Protagonist Therapeutics, Inc. (A)	9,344	155,858
Prothena Corp. PLC (A)	6,749	325,639
PTC Therapeutics, Inc. (A)	11,583	259,575
Radius Health, Inc. (A)(D)	8,191	655
Rallybio Corp. (A)	5,465	18,417
RAPT Therapeutics, Inc. (A)	4,891	81,288
Recursion Pharmaceuticals, Inc., Class A (A)	22,522	172,293
Regeneron Pharmaceuticals, Inc. (A)	10,511	8,650,133
REGENXBIO, Inc. (A)	6,787	111,714
Relay Therapeutics, Inc. (A)	15,175	127,622
Replimune Group, Inc. (A)	6,920	118,401
REVOLUTION Medicines, Inc. (A)	16,554	458,215
Rhythm Pharmaceuticals, Inc. (A)	8,367	191,813
Rigel Pharmaceuticals, Inc. (A)	28,955	31,271
Rocket Pharmaceuticals, Inc. (A)	9,286	190,270
Sage Therapeutics, Inc. (A)	8,830	181,721
Sana Biotechnology, Inc. (A)	15,810	61,185
Sangamo Therapeutics, Inc. (A)	27,816	16,684
Savara, Inc. (A)	15,157	57,293
Scholar Rock Holding Corp. (A)	7,451	52,902
Selecta Biosciences, Inc. (A)	19,937	21,133
Seres Therapeutics, Inc. (A)	16,499	39,268
SpringWorks Therapeutics, Inc. (A)	9,563	221,097
Stoke Therapeutics, Inc. (A)	4,974	19,598
Summit Therapeutics, Inc. (A)(B)	19,514	36,491
Sutro Biopharma, Inc. (A)	10,848	37,643
Swedish Orphan Biovitrum AB (A)(B)	27,929	570,666
Syndax Pharmaceuticals, Inc. (A)	11,013	159,909
Tango Therapeutics, Inc. (A)	7,412	83,459
Tenaya Therapeutics, Inc. (A)	8,023	20,459
TG Therapeutics, Inc. (A)	22,494	188,050
Travere Therapeutics, Inc. (A)	12,154	108,657
Twist Bioscience Corp. (A)	9,341	189,249
Tyra Biosciences, Inc. (A)	2,442	33,626
United Therapeutics Corp. (A)	9,752	2,202,684
UroGen Pharma, Ltd. (A)	3,537	49,553
Vanda Pharmaceuticals, Inc. (A)	9,640	41,645
Vaxcyte, Inc. (A)	15,274	778,669
Vera Therapeutics, Inc. (A)	5,666	77,681
Veracyte, Inc. (A)	11,798	263,449
Vericel Corp. (A)	7,728	259,043
Vertex Pharmaceuticals, Inc. (A)	25,450	8,849,983
Verve Therapeutics, Inc. (A)	8,355	110,787
Vigil Neuroscience, Inc. (A)	2,858	15,405
Viking Therapeutics, Inc. (A)	15,744	174,286
Vir Biotechnology, Inc. (A)	13,956	130,768
Viridian Therapeutics, Inc. (A)	6,918	106,122
Voyager Therapeutics, Inc. (A)	5,326	41,277
X4 Pharmaceuticals, Inc. (A)	21,667	23,617
Xencor, Inc. (A)	9,644	194,327
XOMA Corp. (A)	1,661	23,403
Y-mAbs Therapeutics, Inc. (A)	6,395	34,853
Zentalis Pharmaceuticals, Inc. (A)	9,537	191,312

245

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zymeworks, Inc. (A)	8,978	$56,921
		126,114,382
Health care equipment and supplies – 2.3%
Abbott Laboratories	170,882	16,549,922
Accuray, Inc. (A)	16,358	44,494
Alcon, Inc.	71,316	5,503,270
Align Technology, Inc. (A)	7,032	2,147,010
Alphatec Holdings, Inc. (A)	12,870	166,924
AngioDynamics, Inc. (A)	6,498	47,500
Artivion, Inc. (A)	6,671	101,132
Asahi Intecc Company, Ltd.	31,000	555,779
AtriCure, Inc. (A)	7,528	329,726
Atrion Corp.	224	92,550
Avanos Medical, Inc. (A)	7,485	151,347
Axogen, Inc. (A)	7,107	35,535
Axonics, Inc. (A)	7,910	443,909
Baxter International, Inc.	49,984	1,886,396
Becton, Dickinson and Company	28,559	7,383,358
BioMerieux	5,912	571,931
Boston Scientific Corp. (A)	144,023	7,604,414
Butterfly Network, Inc. (A)(B)	24,293	28,666
Carl Zeiss Meditec AG, Bearer Shares	5,744	500,720
Cerus Corp. (A)	30,878	50,022
ClearPoint Neuro, Inc. (A)	4,398	22,034
Cochlear, Ltd.	9,371	1,534,812
Coloplast A/S, B Shares	16,955	1,794,127
CONMED Corp.	4,917	495,879
Cutera, Inc. (A)	3,045	18,331
CVRx, Inc. (A)	1,803	27,352
Demant A/S (A)	14,382	593,851
Dentsply Sirona, Inc.	20,996	717,223
DexCom, Inc. (A)	38,304	3,573,763
DiaSorin SpA	3,194	290,854
Edwards Lifesciences Corp. (A)	59,902	4,150,011
Embecta Corp.	9,509	143,110
Enovis Corp. (A)	10,312	543,752
Envista Holdings Corp. (A)	34,039	949,007
EssilorLuxottica SA	42,079	7,319,457
Fisher & Paykel Healthcare Corp., Ltd.	82,693	1,066,167
GE HealthCare Technologies, Inc.	38,638	2,628,930
Getinge AB, B Shares	32,645	573,650
Glaukos Corp. (A)	7,597	571,674
Globus Medical, Inc., Class A (A)	25,585	1,270,295
Haemonetics Corp. (A)	18,641	1,669,861
Hologic, Inc. (A)	24,320	1,687,808
Hoya Corp.	50,507	5,172,797
ICU Medical, Inc. (A)	4,213	501,389
IDEXX Laboratories, Inc. (A)	8,202	3,586,489
Inari Medical, Inc. (A)	19,254	1,259,212
Inmode, Ltd. (A)	12,454	379,349
Inogen, Inc. (A)	4,243	22,148
Insulet Corp. (A)	6,887	1,098,408
Integer Holdings Corp. (A)	5,362	420,542
Integra LifeSciences Holdings Corp. (A)	14,715	561,966
Intuitive Surgical, Inc. (A)	34,624	10,120,249
iRadimed Corp.	1,276	56,616
iRhythm Technologies, Inc. (A)	4,988	470,169
Koninklijke Philips NV (A)	132,535	2,644,371
Lantheus Holdings, Inc. (A)	25,235	1,753,328
LeMaitre Vascular, Inc.	3,189	173,737
LivaNova PLC (A)	19,966	1,055,802
Masimo Corp. (A)	9,219	808,322
Medtronic PLC	130,556	10,230,368
Merit Medical Systems, Inc. (A)	9,178	633,466
Nano-X Imaging, Ltd. (A)(B)	8,032	52,690
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Neogen Corp. (A)	76,247	$1,413,619
Nevro Corp. (A)	5,787	111,226
Olympus Corp.	180,708	2,346,219
Omnicell, Inc. (A)	7,320	329,693
OraSure Technologies, Inc. (A)	12,697	75,293
Orchestra BioMed Holdings, Inc. (A)(B)	2,493	21,739
Orthofix Medical, Inc. (A)	5,777	74,292
OrthoPediatrics Corp. (A)	2,607	83,424
Outset Medical, Inc. (A)	8,163	88,813
Paragon 28, Inc. (A)	7,377	92,581
Penumbra, Inc. (A)	7,986	1,931,893
PROCEPT BioRobotics Corp. (A)(B)	5,919	194,202
Pulmonx Corp. (A)	6,127	63,292
QuidelOrtho Corp. (A)	10,270	750,121
ResMed, Inc.	14,519	2,146,925
RxSight, Inc. (A)	4,467	124,585
Sanara Medtech, Inc. (A)	727	22,632
Semler Scientific, Inc. (A)	805	20,423
Shockwave Medical, Inc. (A)	7,636	1,520,328
SI-BONE, Inc. (A)	5,668	120,388
Siemens Healthineers AG (C)	40,247	2,035,768
Silk Road Medical, Inc. (A)	6,345	95,112
Smith & Nephew PLC	124,647	1,546,940
Sonova Holding AG	7,419	1,755,904
STAAR Surgical Company (A)	7,857	315,694
STERIS PLC	9,811	2,152,730
Straumann Holding AG	15,930	2,027,553
Stryker Corp.	33,135	9,054,801
Surmodics, Inc. (A)	2,425	77,818
Sysmex Corp.	23,979	1,139,414
Tactile Systems Technology, Inc. (A)	3,850	54,093
Tela Bio, Inc. (A)	3,109	24,872
Teleflex, Inc.	4,641	911,539
Terumo Corp.	96,034	2,542,101
The Cooper Companies, Inc.	4,887	1,554,115
TransMedics Group, Inc. (A)	5,133	281,032
Treace Medical Concepts, Inc. (A)	7,572	99,269
UFP Technologies, Inc. (A)	1,137	183,569
Utah Medical Products, Inc.	569	48,934
Varex Imaging Corp. (A)	6,379	119,861
Zimmer Biomet Holdings, Inc.	20,609	2,312,742
Zimvie, Inc. (A)	4,474	42,100
Zynex, Inc. (A)(B)	3,649	29,192
		156,774,812
Health care providers and services – 2.0%
23andMe Holding Company, Class A (A)	44,993	43,990
Acadia Healthcare Company, Inc. (A)	19,151	1,346,507
Accolade, Inc. (A)	11,033	116,729
AdaptHealth Corp. (A)	15,694	142,815
Addus HomeCare Corp. (A)	2,566	218,598
Agiliti, Inc. (A)	5,503	35,714
Alignment Healthcare, Inc. (A)	14,790	102,643
Amedisys, Inc. (A)	6,780	633,252
AMN Healthcare Services, Inc. (A)	6,474	551,455
Amplifon SpA	17,770	526,011
Apollo Medical Holdings, Inc. (A)	7,071	218,140
Brookdale Senior Living, Inc. (A)	30,668	126,966
Cardinal Health, Inc.	25,158	2,184,218
CareMax, Inc. (A)	13,645	28,927
Castle Biosciences, Inc. (A)	4,341	73,319
Cencora, Inc.	16,422	2,955,467
Centene Corp. (A)	53,148	3,660,834
Chemed Corp.	3,133	1,628,220
Community Health Systems, Inc. (A)	20,802	60,326
CorVel Corp. (A)	1,428	280,816

246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cross Country Healthcare, Inc. (A)	5,531	$137,113
CVS Health Corp.	126,681	8,844,867
DaVita, Inc. (A)	5,467	516,796
DocGo, Inc. (A)	12,598	67,147
EBOS Group, Ltd.	21,877	448,167
Elevance Health, Inc.	23,209	10,105,663
Encompass Health Corp.	20,826	1,398,674
Enhabit, Inc. (A)	8,357	94,016
Fresenius Medical Care AG & Company KGaA	29,313	1,260,223
Fresenius SE & Company KGaA	60,288	1,872,558
Fulgent Genetics, Inc. (A)	3,353	89,659
Guardant Health, Inc. (A)	18,363	544,279
HCA Healthcare, Inc.	19,799	4,870,158
HealthEquity, Inc. (A)	31,419	2,295,158
Henry Schein, Inc. (A)	12,945	961,166
Hims & Hers Health, Inc. (A)	19,807	124,586
Humana, Inc.	12,190	5,930,679
InfuSystem Holdings, Inc. (A)	3,466	33,412
Innovage Holding Corp. (A)	3,344	20,031
Invitae Corp. (A)(B)	44,847	27,141
Laboratory Corp. of America Holdings	8,755	1,760,193
LifeStance Health Group, Inc. (A)(B)	17,799	122,279
McKesson Corp.	13,224	5,750,456
ModivCare, Inc. (A)	2,123	66,896
Molina Healthcare, Inc. (A)	5,761	1,888,974
National HealthCare Corp.	2,030	129,879
National Research Corp.	2,352	104,358
NeoGenomics, Inc. (A)	20,845	256,394
NMC Health PLC (A)	19,536	0
OPKO Health, Inc. (A)	68,702	109,923
Option Care Health, Inc. (A)	64,872	2,098,609
Owens & Minor, Inc. (A)	12,067	195,003
Patterson Companies, Inc.	31,774	941,781
Pediatrix Medical Group, Inc. (A)	13,715	174,318
PetIQ, Inc. (A)	4,689	92,373
Privia Health Group, Inc. (A)	11,098	255,254
Progyny, Inc. (A)	30,017	1,021,178
Quest Diagnostics, Inc.	11,068	1,348,746
Quipt Home Medical Corp. (A)	7,384	37,585
R1 RCM, Inc. (A)	40,914	616,574
RadNet, Inc. (A)	9,658	272,259
Ramsay Health Care, Ltd.	26,165	868,427
Select Medical Holdings Corp.	16,950	428,327
Sonic Healthcare, Ltd.	63,833	1,218,887
Surgery Partners, Inc. (A)	10,924	319,527
Tenet Healthcare Corp. (A)	21,097	1,390,081
The Cigna Group	29,236	8,363,543
The Ensign Group, Inc.	8,821	819,736
The Joint Corp. (A)	2,834	25,478
The Pennant Group, Inc. (A)	5,003	55,683
UnitedHealth Group, Inc.	91,286	46,025,488
Universal Health Services, Inc., Class B	6,218	781,789
US Physical Therapy, Inc.	2,363	216,758
Viemed Healthcare, Inc. (A)	5,950	40,044
		132,373,240
Health care technology – 0.1%
American Well Corp., Class A (A)	41,065	48,046
Computer Programs and Systems, Inc. (A)	2,504	39,914
Definitive Healthcare Corp. (A)	7,602	60,740
Doximity, Inc., Class A (A)	26,079	553,396
Evolent Health, Inc., Class A (A)	17,868	486,546
Health Catalyst, Inc. (A)	9,302	94,136
HealthStream, Inc.	3,920	84,594
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
M3, Inc.	62,986	$1,142,486
MultiPlan Corp. (A)	65,075	109,326
NextGen Healthcare, Inc. (A)	8,971	212,882
OptimizeRx Corp. (A)	2,951	22,959
Phreesia, Inc. (A)	8,437	157,603
Schrodinger, Inc. (A)	8,845	250,048
Sharecare, Inc. (A)	51,556	48,483
Simulations Plus, Inc.	2,591	108,045
Veradigm, Inc. (A)	17,390	228,505
		3,647,709
Life sciences tools and services – 1.0%
Adaptive Biotechnologies Corp. (A)	18,981	103,446
Agilent Technologies, Inc.	29,219	3,267,269
Azenta, Inc. (A)	12,499	627,325
Bachem Holding AG	4,817	355,297
BioLife Solutions, Inc. (A)	6,008	82,970
Bio-Rad Laboratories, Inc., Class A (A)	2,109	755,971
Bio-Techne Corp.	15,557	1,058,965
Bruker Corp.	20,444	1,273,661
Charles River Laboratories International, Inc. (A)	5,058	991,267
Codexis, Inc. (A)	13,254	25,050
CryoPort, Inc. (A)	7,147	97,985
Cytek Biosciences, Inc. (A)	19,897	109,831
Danaher Corp.	64,700	16,052,070
Eurofins Scientific SE	19,263	1,085,608
Harvard Bioscience, Inc. (A)	6,999	30,096
Illumina, Inc. (A)	15,622	2,144,588
IQVIA Holdings, Inc. (A)	17,971	3,535,794
Lonza Group AG	10,628	4,915,950
MaxCyte, Inc. (A)	15,126	47,193
Medpace Holdings, Inc. (A)	4,826	1,168,519
Mesa Laboratories, Inc.	855	89,835
Mettler-Toledo International, Inc. (A)	2,176	2,411,160
OmniAb, Inc. (A)	15,925	82,651
OmniAb, Inc., $12.50 Earnout Shares (A)(D)	967	0
OmniAb, Inc., $15.00 Earnout Shares (A)(D)	967	0
Pacific Biosciences of California, Inc. (A)	40,996	342,317
QIAGEN NV (A)	32,545	1,313,177
Quanterix Corp. (A)	5,802	157,466
Quantum-Si, Inc. (A)(B)	20,534	34,086
Repligen Corp. (A)	10,774	1,713,174
Revvity, Inc.	12,395	1,372,127
Sartorius Stedim Biotech	3,947	939,005
Seer, Inc. (A)	11,028	24,372
SomaLogic, Inc. (A)	27,028	64,597
Sotera Health Company (A)	20,553	307,884
Thermo Fisher Scientific, Inc.	37,970	19,219,275
Waters Corp. (A)	5,833	1,599,467
West Pharmaceutical Services, Inc.	7,336	2,752,541
		70,151,989
Pharmaceuticals – 5.3%
Aclaris Therapeutics, Inc. (A)	12,014	82,296
Amneal Pharmaceuticals, Inc. (A)	20,789	87,730
Amphastar Pharmaceuticals, Inc. (A)	6,182	284,310
Amylyx Pharmaceuticals, Inc. (A)	8,265	151,332
ANI Pharmaceuticals, Inc. (A)	2,378	138,067
Arvinas, Inc. (A)	8,212	161,284
Assertio Holdings, Inc. (A)	14,236	36,444
Astellas Pharma, Inc.	258,247	3,574,556
AstraZeneca PLC	221,195	29,835,758
Atea Pharmaceuticals, Inc. (A)	13,713	41,139

247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Axsome Therapeutics, Inc. (A)	5,716	$399,491
Bayer AG	140,209	6,733,451
Bristol-Myers Squibb Company	205,873	11,948,869
Cassava Sciences, Inc. (A)(B)	6,544	108,892
Catalent, Inc. (A)	17,795	810,206
Chugai Pharmaceutical Company, Ltd.	95,902	2,957,046
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	5,681	126,970
Corcept Therapeutics, Inc. (A)	13,103	356,991
CorMedix, Inc. (A)	9,171	33,933
CymaBay Therapeutics, Inc. (A)	16,024	238,918
Daiichi Sankyo Company, Ltd.	263,958	7,226,457
Edgewise Therapeutics, Inc. (A)	7,515	43,061
Eisai Company, Ltd.	35,968	1,993,482
Eli Lilly & Company	78,574	42,204,453
Enliven Therapeutics, Inc. (A)(B)	3,915	53,479
Evolus, Inc. (A)	7,194	65,753
EyePoint Pharmaceuticals, Inc. (A)(B)	4,296	34,325
GSK PLC	584,430	10,574,555
Harmony Biosciences Holdings, Inc. (A)	5,403	177,056
Harrow, Inc. (A)	4,808	69,091
Hikma Pharmaceuticals PLC	23,654	600,650
Innoviva, Inc. (A)	10,028	130,264
Intra-Cellular Therapies, Inc. (A)	15,238	793,747
Ipsen SA	5,383	705,291
Jazz Pharmaceuticals PLC (A)	13,118	1,697,994
Johnson & Johnson	237,298	36,959,164
Kyowa Kirin Company, Ltd.	38,559	670,421
Ligand Pharmaceuticals, Inc. (A)	2,715	162,683
Liquidia Corp. (A)	8,024	50,872
Marinus Pharmaceuticals, Inc. (A)	8,432	67,878
Merck & Company, Inc.	250,030	25,740,589
Merck KGaA	18,445	3,074,917
Novartis AG	292,533	29,875,995
Novo Nordisk A/S, Class B	465,742	42,406,359
Nuvation Bio, Inc. (A)	28,626	38,359
Ocular Therapeutix, Inc. (A)	13,281	41,702
Omeros Corp. (A)	10,407	30,388
Ono Pharmaceutical Company, Ltd.	55,400	1,062,482
Organon & Company	25,203	437,524
Orion OYJ, Class B	15,367	603,706
Otsuka Holdings Company, Ltd.	55,693	1,977,385
Pacira BioSciences, Inc. (A)	7,489	229,763
Perrigo Company PLC	28,133	898,849
Pfizer, Inc.	555,669	18,431,541
Phathom Pharmaceuticals, Inc. (A)(B)	5,175	53,665
Phibro Animal Health Corp., Class A	3,908	49,905
Pliant Therapeutics, Inc. (A)	9,399	162,979
Prestige Consumer Healthcare, Inc. (A)	8,242	471,360
Recordati Industria Chimica e Farmaceutica SpA	14,923	703,251
Revance Therapeutics, Inc. (A)	13,717	157,334
Roche Holding AG	100,268	27,373,268
Roche Holding AG, Bearer Shares	4,568	1,342,018
Sanofi	162,149	17,410,789
Scilex Holding Company (A)	8,717	12,204
scPharmaceuticals, Inc. (A)(B)	5,117	36,433
Shionogi & Company, Ltd.	37,311	1,664,236
SIGA Technologies, Inc.	8,201	43,055
Supernus Pharmaceuticals, Inc. (A)	8,123	223,951
Takeda Pharmaceutical Company, Ltd.	225,798	6,998,948
Taro Pharmaceutical Industries, Ltd. (A)	1,496	56,414
Tarsus Pharmaceuticals, Inc. (A)	4,076	72,431
Terns Pharmaceuticals, Inc. (A)	7,224	36,337
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., ADR (A)	159,908	$1,631,062
Theravance Biopharma, Inc. (A)	10,504	90,650
UCB SA	18,044	1,477,970
Ventyx Biosciences, Inc. (A)	7,646	265,546
Viatris, Inc.	118,483	1,168,242
WaVe Life Sciences, Ltd. (A)	10,612	61,019
Xeris Biopharma Holdings, Inc. (A)	22,871	42,540
Zevra Therapeutics, Inc. (A)	6,785	32,704
Zoetis, Inc.	45,258	7,873,987
		356,761,755
		845,823,887
Industrials – 11.8%
Aerospace and defense – 1.5%
AAR Corp. (A)	5,497	327,236
AeroVironment, Inc. (A)	4,226	471,326
AerSale Corp. (A)	4,214	62,957
Airbus SE	84,603	11,323,983
Archer Aviation, Inc., Class A (A)(B)	25,541	129,237
Astronics Corp. (A)	4,340	68,832
Axon Enterprise, Inc. (A)	6,936	1,380,195
BAE Systems PLC	435,053	5,286,695
BWX Technologies, Inc.	19,005	1,424,995
Cadre Holdings, Inc.	3,290	87,679
Curtiss-Wright Corp.	7,959	1,557,019
Dassault Aviation SA	2,944	554,502
Ducommun, Inc. (A)	2,100	91,371
Elbit Systems, Ltd.	3,798	752,787
Eve Holding, Inc. (A)(B)	3,224	26,727
General Dynamics Corp.	22,229	4,911,942
Hexcel Corp.	17,550	1,143,207
Howmet Aerospace, Inc.	38,718	1,790,708
Huntington Ingalls Industries, Inc.	3,942	806,454
Kaman Corp.	4,634	91,058
Kongsberg Gruppen ASA	12,554	517,395
Kratos Defense & Security Solutions, Inc. (A)	20,326	305,297
L3Harris Technologies, Inc.	18,721	3,259,701
Leonardo DRS, Inc. (A)	8,373	139,829
Lockheed Martin Corp.	22,084	9,031,473
Moog, Inc., Class A	4,611	520,859
MTU Aero Engines AG	7,682	1,391,283
National Presto Industries, Inc.	825	59,780
Northrop Grumman Corp.	13,932	6,132,727
Park Aerospace Corp.	3,486	54,138
Parsons Corp. (A)	6,602	358,819
Rheinmetall AG	6,217	1,599,332
Rocket Lab USA, Inc. (A)	45,329	198,541
Rolls-Royce Holdings PLC (A)	1,201,211	3,218,503
RTX Corp.	143,306	10,313,733
Saab AB, B Shares	11,428	581,634
Safran SA	48,782	7,644,586
Singapore Technologies Engineering, Ltd.	222,852	635,986
Terran Orbital Corp. (A)(B)	15,126	12,591
Textron, Inc.	19,929	1,557,252
Thales SA	15,000	2,108,147
The Boeing Company (A)	55,879	10,710,887
TransDigm Group, Inc. (A)	5,431	4,579,039
Triumph Group, Inc. (A)	10,467	80,177
V2X, Inc. (A)	1,977	102,132
Virgin Galactic Holdings, Inc. (A)(B)	41,754	75,157

248

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Woodward, Inc.	12,554	$1,559,960
		99,037,868
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	9,223	192,484
CH Robinson Worldwide, Inc.	11,506	991,012
DHL Group	141,469	5,740,178
DSV A/S	26,567	4,950,514
Expeditors International of Washington, Inc.	14,474	1,659,155
FedEx Corp.	22,850	6,053,422
Forward Air Corp.	4,280	294,207
GXO Logistics, Inc. (A)	24,712	1,449,359
Hub Group, Inc., Class A (A)	5,240	411,550
Nippon Express Holdings, Inc.	10,346	539,852
Radiant Logistics, Inc. (A)	7,117	40,211
SG Holdings Company, Ltd.	45,700	585,045
United Parcel Service, Inc., Class B	71,151	11,090,306
Yamato Holdings Company, Ltd.	37,993	618,383
		34,615,678
Building products – 0.9%
A.O. Smith Corp.	12,306	813,796
AAON, Inc.	11,052	628,527
Advanced Drainage Systems, Inc.	14,388	1,637,786
AGC, Inc.	27,576	966,467
Allegion PLC	8,690	905,498
American Woodmark Corp. (A)	2,737	206,945
Apogee Enterprises, Inc.	3,626	170,712
Assa Abloy AB, B Shares	143,046	3,108,185
AZZ, Inc.	3,968	180,861
Builders FirstSource, Inc. (A)	25,980	3,234,250
Carlisle Companies, Inc.	10,372	2,689,045
Carrier Global Corp.	82,493	4,553,614
Cie de Saint-Gobain SA	66,015	3,951,023
CSW Industrials, Inc.	2,500	438,100
Daikin Industries, Ltd.	37,697	5,909,821
Fortune Brands Innovations, Inc.	26,365	1,638,848
Geberit AG	4,771	2,379,191
Gibraltar Industries, Inc. (A)	5,014	338,495
Griffon Corp.	7,084	281,022
Insteel Industries, Inc.	3,110	100,951
Janus International Group, Inc. (A)	13,976	149,543
JELD-WEN Holding, Inc. (A)	13,931	186,118
Johnson Controls International PLC	66,505	3,538,731
Kingspan Group PLC	22,071	1,648,333
Lennox International, Inc.	6,641	2,486,656
Lixil Corp.	40,950	475,909
Masco Corp.	22,241	1,188,781
Masonite International Corp. (A)	3,567	332,516
Masterbrand, Inc. (A)	21,127	256,693
Nibe Industrier AB, B Shares	216,288	1,414,035
Owens Corning	18,666	2,546,229
PGT Innovations, Inc. (A)	9,376	260,184
Quanex Building Products Corp.	5,479	154,343
Resideo Technologies, Inc. (A)	23,968	378,694
ROCKWOOL A/S, B Shares	1,313	317,333
Simpson Manufacturing Company, Inc.	15,810	2,368,496
TOTO, Ltd.	18,900	487,711
Trane Technologies PLC	22,535	4,572,577
Trex Company, Inc. (A)	22,557	1,390,188
UFP Industries, Inc.	22,541	2,308,198
Xinyi Glass Holdings, Ltd.	236,000	304,104
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	24,042	$673,657
		61,572,166
Commercial services and supplies – 0.6%
ABM Industries, Inc.	10,678	427,227
ACCO Brands Corp.	15,453	88,700
ACV Auctions, Inc., Class A (A)	20,811	315,911
Aris Water Solutions, Inc., Class A	5,388	53,772
Brambles, Ltd.	198,278	1,821,487
BrightView Holdings, Inc. (A)	7,267	56,319
Casella Waste Systems, Inc., Class A (A)	9,240	705,012
CECO Environmental Corp. (A)	5,159	82,389
Cimpress PLC (A)	2,910	203,729
Cintas Corp.	8,542	4,108,787
Clean Harbors, Inc. (A)	10,464	1,751,255
Copart, Inc. (A)	84,768	3,652,653
CoreCivic, Inc. (A)	18,331	206,224
Dai Nippon Printing Company, Ltd.	31,273	813,666
Deluxe Corp.	7,005	132,324
Ennis, Inc.	4,366	92,647
Enviri Corp. (A)	13,201	95,311
Healthcare Services Group, Inc.	12,231	127,569
Heritage-Crystal Clean, Inc. (A)	2,661	120,676
HNI Corp.	7,598	263,119
Interface, Inc.	10,616	104,143
LanzaTech Global, Inc. (A)	3,563	16,639
Li-Cycle Holdings Corp. (A)(B)	23,013	81,696
Liquidity Services, Inc. (A)	4,159	73,282
Matthews International Corp., Class A	4,812	187,235
MillerKnoll, Inc.	12,372	302,495
Montrose Environmental Group, Inc. (A)	4,595	134,450
MSA Safety, Inc.	7,676	1,210,121
OPENLANE, Inc. (A)	17,658	263,457
Performant Financial Corp. (A)	12,171	27,506
Pitney Bowes, Inc.	28,826	87,055
Quad/Graphics, Inc. (A)	4,951	24,904
Rentokil Initial PLC	359,655	2,670,299
Republic Services, Inc.	20,314	2,894,948
Rollins, Inc.	22,886	854,334
Secom Company, Ltd.	29,955	2,032,170
Securitas AB, B Shares	70,190	555,001
SP Plus Corp. (A)	3,242	117,036
Steelcase, Inc., Class A	14,602	163,104
Stericycle, Inc. (A)	19,224	859,505
Tetra Tech, Inc.	11,063	1,681,908
The Brink's Company	17,111	1,242,943
The GEO Group, Inc. (A)	19,196	157,023
Toppan, Inc.	35,162	841,123
UniFirst Corp.	2,443	398,233
Viad Corp. (A)	3,465	90,783
VSE Corp.	2,105	106,176
Waste Management, Inc.	36,121	5,506,285
		37,802,631
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	31,263	1,123,895
AECOM	28,825	2,393,628
Ameresco, Inc., Class A (A)	5,239	202,016
API Group Corp. (A)	34,037	882,579
Arcosa, Inc.	7,910	568,729
Argan, Inc.	2,099	95,546
Bouygues SA	27,212	951,457
Bowman Consulting Group, Ltd. (A)	1,795	50,314
Comfort Systems USA, Inc.	5,746	979,176
Concrete Pumping Holdings, Inc. (A)	4,761	40,849
Construction Partners, Inc., Class A (A)	6,615	241,844

249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Dycom Industries, Inc. (A)	4,634	$412,426
Eiffage SA	10,490	995,686
EMCOR Group, Inc.	9,794	2,060,560
Ferrovial SE	72,673	2,220,668
Fluor Corp. (A)	52,935	1,942,715
Granite Construction, Inc.	7,099	269,904
Great Lakes Dredge & Dock Corp. (A)	11,367	90,595
IES Holdings, Inc. (A)	1,401	92,284
Kajima Corp.	60,385	982,947
Limbach Holdings, Inc. (A)	1,722	54,639
MasTec, Inc. (A)	12,559	903,871
MDU Resources Group, Inc.	42,312	828,469
MYR Group, Inc. (A)	2,644	356,305
Northwest Pipe Company (A)	1,797	54,215
Obayashi Corp.	92,715	815,880
Primoris Services Corp.	8,561	280,202
Quanta Services, Inc.	14,345	2,683,519
Shimizu Corp.	79,629	553,126
Skanska AB, B Shares	48,557	797,332
Sterling Infrastructure, Inc. (A)	4,841	355,717
Taisei Corp.	24,273	854,312
Tutor Perini Corp. (A)	7,921	62,021
Valmont Industries, Inc.	4,366	1,048,757
Vinci SA	75,850	8,391,363
		34,637,546
Electrical equipment – 1.1%
ABB, Ltd.	228,306	8,148,967
Acuity Brands, Inc.	6,481	1,103,779
Allient, Inc.	2,414	74,641
AMETEK, Inc.	22,774	3,365,086
Array Technologies, Inc. (A)	24,630	546,540
Atkore, Inc. (A)	6,352	947,655
Babcock & Wilcox Enterprises, Inc. (A)	9,836	41,410
Blink Charging Company (A)(B)	9,273	28,375
Bloom Energy Corp., Class A (A)	31,353	415,741
Eaton Corp. PLC	39,387	8,400,459
Emerson Electric Company	56,472	5,453,501
Encore Wire Corp.	2,683	489,540
Energy Vault Holdings, Inc. (A)	17,739	45,234
EnerSys	15,199	1,438,889
Enovix Corp. (A)(B)	22,425	281,434
Eos Energy Enterprises, Inc. (A)(B)	18,065	38,840
Fluence Energy, Inc. (A)(B)	6,416	147,504
FuelCell Energy, Inc. (A)(B)	67,503	86,404
Fuji Electric Company, Ltd.	18,140	816,947
Generac Holdings, Inc. (A)	6,145	669,559
GrafTech International, Ltd.	32,603	124,869
Hubbell, Inc.	11,143	3,492,328
Legrand SA	38,080	3,499,030
LSI Industries, Inc.	4,672	74,191
Mitsubishi Electric Corp.	275,797	3,407,323
NEXTracker, Inc., Class A (A)	8,033	322,605
Nidec Corp.	59,586	2,751,290
NuScale Power Corp. (A)(B)	9,288	45,511
nVent Electric PLC	34,445	1,825,241
Powell Industries, Inc.	1,510	125,179
Preformed Line Products Company	425	69,097
Prysmian SpA	37,480	1,504,382
Regal Rexnord Corp.	13,778	1,968,601
Rockwell Automation, Inc.	11,351	3,244,910
Schneider Electric SE	77,666	12,798,741
Sensata Technologies Holding PLC	31,670	1,197,759
SES AI Corp. (A)(B)	22,739	51,618
Shoals Technologies Group, Inc., Class A (A)	27,891	509,011
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Siemens Energy AG (A)	74,149	$966,361
Stem, Inc. (A)(B)	23,502	99,648
SunPower Corp. (A)(B)	14,268	88,034
Sunrun, Inc. (A)	45,126	566,783
Thermon Group Holdings, Inc. (A)	5,605	153,969
TPI Composites, Inc. (A)	7,232	19,165
Vestas Wind Systems A/S (A)	144,126	3,083,415
Vicor Corp. (A)	8,309	489,317
		75,018,883
Ground transportation – 0.8%
ArcBest Corp.	3,874	393,792
Aurizon Holdings, Ltd.	262,700	587,376
Avis Budget Group, Inc. (A)	4,105	737,627
Central Japan Railway Company	102,880	2,501,835
Covenant Logistics Group, Inc.	1,456	63,846
CSX Corp.	197,693	6,079,060
Daseke, Inc. (A)	7,211	36,992
East Japan Railway Company	43,140	2,468,769
FTAI Infrastructure, Inc.	18,271	58,833
Grab Holdings, Ltd., Class A (A)	267,400	946,596
Hankyu Hanshin Holdings, Inc.	32,700	1,115,744
Heartland Express, Inc.	7,757	113,950
Hertz Global Holdings, Inc. (A)	27,809	340,660
JB Hunt Transport Services, Inc.	7,804	1,471,210
Keio Corp.	14,715	505,874
Keisei Electric Railway Company, Ltd.	18,494	640,601
Kintetsu Group Holdings Company, Ltd.	25,874	733,597
Knight-Swift Transportation Holdings, Inc.	33,514	1,680,727
Landstar System, Inc.	7,469	1,321,565
Marten Transport, Ltd.	9,526	187,757
MTR Corp., Ltd.	221,815	876,261
Norfolk Southern Corp.	22,494	4,429,743
Odakyu Electric Railway Company, Ltd.	44,679	667,583
Old Dominion Freight Line, Inc.	8,885	3,635,209
RXO, Inc. (A)	18,958	374,041
Ryder System, Inc.	9,460	1,011,747
Saia, Inc. (A)	5,513	2,197,757
Tobu Railway Company, Ltd.	26,973	693,248
Tokyu Corp.	71,308	822,149
TuSimple Holdings, Inc., Class A (A)	28,663	44,714
Union Pacific Corp.	59,898	12,197,030
Universal Logistics Holdings, Inc.	1,149	28,932
Werner Enterprises, Inc.	23,201	903,679
West Japan Railway Company	31,325	1,296,254
XPO, Inc. (A)	24,096	1,799,007
		52,963,765
Industrial conglomerates – 0.9%
3M Company	54,512	5,103,413
Brookfield Business Corp., Class A	4,171	75,412
CK Hutchison Holdings, Ltd.	382,738	2,031,989
DCC PLC	14,096	789,229
General Electric Company	106,954	11,823,765
Hikari Tsushin, Inc.	2,900	441,657
Hitachi, Ltd.	133,894	8,298,420
Honeywell International, Inc.	65,368	12,076,084
Investment AB Latour, B Shares	21,131	371,395
Jardine Cycle & Carriage, Ltd.	14,100	328,730
Jardine Matheson Holdings, Ltd.	22,700	1,051,952
Keppel Corp., Ltd.	207,845	1,032,122
Lifco AB, B Shares	33,269	581,986
Melrose Industries PLC	192,880	1,099,492
Siemens AG	108,466	15,500,728
Smiths Group PLC	49,913	982,686

250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Toshiba Corp. (A)	58,728	$1,808,345
		63,397,405
Machinery – 2.4%
3D Systems Corp. (A)	20,925	102,742
AGCO Corp.	12,914	1,527,468
Alamo Group, Inc.	1,618	279,687
Albany International Corp., Class A	5,088	438,993
Alfa Laval AB	41,292	1,414,577
Alstom SA	40,873	971,436
Astec Industries, Inc.	3,783	178,217
Atlas Copco AB, A Shares	383,349	5,148,633
Atlas Copco AB, B Shares	222,765	2,605,246
Barnes Group, Inc.	8,122	275,904
Blue Bird Corp. (A)	2,976	63,538
Caterpillar, Inc.	50,235	13,714,155
Chart Industries, Inc. (A)	15,702	2,655,522
CIRCOR International, Inc. (A)	3,267	182,135
CNH Industrial NV	146,043	1,772,909
Columbus McKinnon Corp.	4,611	160,970
Commercial Vehicle Group, Inc. (A)	5,668	43,984
Crane Company	10,145	901,282
Cummins, Inc.	13,988	3,195,698
Daifuku Company, Ltd.	43,400	819,245
Daimler Truck Holding AG	70,470	2,439,970
Deere & Company	26,841	10,129,257
Desktop Metal, Inc., Class A (A)(B)	46,737	68,236
Donaldson Company, Inc.	25,192	1,502,451
Douglas Dynamics, Inc.	3,760	113,477
Dover Corp.	13,819	1,927,889
Energy Recovery, Inc. (A)	9,050	191,951
Enerpac Tool Group Corp.	9,231	243,975
EnPro Industries, Inc.	3,393	411,198
Epiroc AB, A Shares	94,053	1,785,807
Epiroc AB, B Shares	55,656	890,345
Esab Corp.	11,769	826,419
ESCO Technologies, Inc.	4,215	440,215
FANUC Corp.	135,990	3,536,749
Federal Signal Corp.	9,641	575,857
Flowserve Corp.	27,262	1,084,210
Fortive Corp.	34,936	2,590,854
Franklin Electric Company, Inc.	7,512	670,296
GEA Group AG	21,895	806,926
Gencor Industries, Inc. (A)	2,024	28,599
Graco, Inc.	35,113	2,559,035
Helios Technologies, Inc.	5,420	300,702
Hillenbrand, Inc.	11,225	474,930
Hillman Solutions Corp. (A)	32,260	266,145
Hitachi Construction Machinery Company, Ltd.	15,352	465,869
Hoshizaki Corp.	15,500	538,071
Husqvarna AB, B Shares	49,905	380,833
Hyliion Holdings Corp. (A)	26,518	31,291
Hyster-Yale Materials Handling, Inc.	1,772	78,996
IDEX Corp.	7,468	1,553,493
Illinois Tool Works, Inc.	26,991	6,216,297
Indutrade AB	38,997	720,230
Ingersoll Rand, Inc.	39,973	2,547,080
ITT, Inc.	17,059	1,670,247
John Bean Technologies Corp.	5,164	542,943
Kadant, Inc.	1,883	424,711
Kennametal, Inc.	12,882	320,504
Knorr-Bremse AG	10,353	656,352
Komatsu, Ltd.	131,976	3,559,540
Kone OYJ, B Shares	48,508	2,044,129
Kubota Corp.	144,452	2,125,007
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kurita Water Industries, Ltd.	14,927	$519,442
Lincoln Electric Holdings, Inc.	11,929	2,168,573
Lindsay Corp.	1,770	208,294
Luxfer Holdings PLC	4,859	63,410
Makita Corp.	31,952	787,911
Mayville Engineering Company, Inc. (A)	2,173	23,838
Metso OYJ	94,648	992,561
Microvast Holdings, Inc. (A)	17,631	33,323
Miller Industries, Inc.	1,933	75,793
MINEBEA MITSUMI, Inc.	51,800	843,980
MISUMI Group, Inc.	40,600	632,242
Mitsubishi Heavy Industries, Ltd.	45,763	2,552,518
Mueller Industries, Inc.	9,004	676,741
Mueller Water Products, Inc., Class A	25,392	321,971
NGK Insulators, Ltd.	33,361	442,153
Nikola Corp. (A)(B)	101,511	159,372
Nordson Corp.	5,319	1,187,041
Omega Flex, Inc.	607	47,789
Oshkosh Corp.	13,568	1,294,794
Otis Worldwide Corp.	40,838	3,279,700
PACCAR, Inc.	51,638	4,390,263
Parker-Hannifin Corp.	12,677	4,937,945
Park-Ohio Holdings Corp.	1,421	28,292
Pentair PLC	16,299	1,055,360
Proto Labs, Inc. (A)	4,346	114,734
Rational AG	730	461,873
RBC Bearings, Inc. (A)	6,037	1,413,443
REV Group, Inc.	5,420	86,720
Sandvik AB	152,170	2,799,981
Schindler Holding AG	3,351	644,761
Schindler Holding AG, Participation Certificates	5,811	1,157,550
Seatrium, Ltd. (A)	6,330,149	618,965
SKF AB, B Shares	48,634	807,399
SMC Corp.	8,147	3,651,992
Snap-on, Inc.	5,230	1,333,964
Spirax-Sarco Engineering PLC	10,529	1,218,766
SPX Technologies, Inc. (A)	7,187	585,022
Standex International Corp.	1,865	271,712
Stanley Black & Decker, Inc.	15,132	1,264,733
Techtronic Industries Company, Ltd.	196,242	1,894,439
Tennant Company	2,929	217,185
Terex Corp.	24,751	1,426,153
The Gorman-Rupp Company	3,962	130,350
The Greenbrier Companies, Inc.	5,047	201,880
The Manitowoc Company, Inc. (A)	5,821	87,606
The Middleby Corp. (A)	11,138	1,425,664
The Shyft Group, Inc.	5,649	84,566
The Timken Company	13,580	997,994
The Toro Company	21,589	1,794,046
Titan International, Inc. (A)	8,704	116,895
Toyota Industries Corp.	20,953	1,649,325
Trinity Industries, Inc.	13,289	323,587
VAT Group AG (C)	3,853	1,374,917
Velo3D, Inc. (A)(B)	15,761	24,587
Volvo AB, A Shares	28,579	593,488
Volvo AB, B Shares	215,367	4,436,051
Wabash National Corp.	7,546	159,372
Wabtec Corp.	17,773	1,888,737
Wartsila OYJ ABP	67,559	765,709
Watts Water Technologies, Inc., Class A	10,074	1,740,989
Xylem, Inc.	23,642	2,152,131

251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Yaskawa Electric Corp.	34,210	$1,231,938
		162,065,957
Marine transportation – 0.2%
A.P. Moller - Maersk A/S, Series A	433	766,280
A.P. Moller - Maersk A/S, Series B	692	1,244,835
Costamare, Inc.	7,246	69,707
Eagle Bulk Shipping, Inc.	1,853	77,882
Eneti, Inc.	4,504	45,400
Genco Shipping & Trading, Ltd.	6,771	94,726
Golden Ocean Group, Ltd. (B)	19,861	156,505
Kawasaki Kisen Kaisha, Ltd. (A)	19,700	672,279
Kirby Corp. (A)	12,363	1,023,656
Kuehne + Nagel International AG	7,755	2,203,433
Matson, Inc.	5,703	505,970
Mitsui OSK Lines, Ltd.	49,100	1,349,221
Nippon Yusen KK	69,175	1,796,116
Pangaea Logistics Solutions, Ltd.	6,552	38,526
Safe Bulkers, Inc.	12,106	39,223
SITC International Holdings Company, Ltd.	191,000	320,461
		10,404,220
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	12,640	468,691
Allegiant Travel Company	2,551	196,070
American Airlines Group, Inc. (A)	64,512	826,399
ANA Holdings, Inc. (A)	22,849	478,413
Blade Air Mobility, Inc. (A)(B)	11,415	29,565
Delta Air Lines, Inc.	63,508	2,349,796
Deutsche Lufthansa AG (A)	85,308	675,076
Frontier Group Holdings, Inc. (A)	6,404	30,995
Hawaiian Holdings, Inc. (A)	8,987	56,888
Japan Airlines Company, Ltd.	20,540	399,075
JetBlue Airways Corp. (A)	52,491	241,459
Joby Aviation, Inc. (A)(B)	45,232	291,746
Qantas Airways, Ltd. (A)	120,593	399,221
Singapore Airlines, Ltd.	212,427	1,002,063
SkyWest, Inc. (A)	7,660	321,260
Southwest Airlines Company	58,801	1,591,743
Spirit Airlines, Inc.	17,531	289,262
Sun Country Airlines Holdings, Inc. (A)	6,210	92,156
United Airlines Holdings, Inc. (A)	32,408	1,370,858
		11,110,736
Professional services – 1.2%
Adecco Group AG	22,836	937,946
Alight, Inc., Class A (A)	65,021	460,999
ASGN, Inc. (A)	17,776	1,451,944
Asure Software, Inc. (A)	3,348	31,672
Automatic Data Processing, Inc.	40,524	9,749,264
Barrett Business Services, Inc.	1,118	100,888
BayCurrent Consulting, Inc.	18,900	629,801
BlackSky Technology, Inc. (A)	22,091	25,846
Broadridge Financial Solutions, Inc.	11,658	2,087,365
Bureau Veritas SA	42,092	1,043,717
CACI International, Inc., Class A (A)	4,737	1,487,086
CBIZ, Inc. (A)	7,651	397,087
Ceridian HCM Holding, Inc. (A)	15,319	1,039,394
Computershare, Ltd.	81,855	1,364,075
Concentrix Corp.	8,977	719,147
Conduent, Inc. (A)	29,340	102,103
CRA International, Inc.	1,114	112,247
CSG Systems International, Inc.	5,061	258,718
Equifax, Inc.	12,119	2,219,958
EXL Service Holdings, Inc. (A)	60,592	1,699,000
Experian PLC	131,304	4,294,634
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Exponent, Inc.	18,734	$1,603,630
First Advantage Corp.	9,304	128,302
FiscalNote Holdings, Inc. (A)	11,363	23,635
Forrester Research, Inc. (A)	2,089	60,372
Franklin Covey Company (A)	2,123	91,119
FTI Consulting, Inc. (A)	7,071	1,261,537
Genpact, Ltd.	34,660	1,254,692
Heidrick & Struggles International, Inc.	3,348	83,767
HireRight Holdings Corp. (A)	2,463	23,423
Huron Consulting Group, Inc. (A)	3,061	318,834
IBEX Holdings, Ltd. (A)	1,934	29,880
ICF International, Inc.	3,011	363,759
Innodata, Inc. (A)	4,315	36,807
Insperity, Inc.	13,421	1,309,890
Intertek Group PLC	23,034	1,151,908
Jacobs Solutions, Inc.	12,535	1,711,028
KBR, Inc.	28,033	1,652,265
Kelly Services, Inc., Class A	5,525	100,500
Kforce, Inc.	3,107	185,364
Korn Ferry	8,391	398,069
Legalzoom.com, Inc. (A)	16,996	185,936
Leidos Holdings, Inc.	13,554	1,249,137
ManpowerGroup, Inc.	10,302	755,343
Maximus, Inc.	22,391	1,672,160
Mistras Group, Inc. (A)	3,906	21,288
NV5 Global, Inc. (A)	2,228	214,400
Paychex, Inc.	31,704	3,656,422
Paycom Software, Inc.	4,804	1,245,533
Paylocity Holding Corp. (A)	8,947	1,625,670
Persol Holdings Company, Ltd.	266,000	432,041
Planet Labs PBC (A)	31,573	82,090
Randstad NV	15,753	870,291
Recruit Holdings Company, Ltd.	205,700	6,293,394
RELX PLC	270,263	9,118,650
Resources Connection, Inc.	5,392	80,395
Robert Half, Inc.	10,648	780,285
Science Applications International Corp.	11,154	1,177,193
SGS SA (A)	21,393	1,795,420
Sterling Check Corp. (A)	5,280	66,634
Teleperformance SE	8,438	1,059,445
TriNet Group, Inc. (A)	6,067	706,684
TrueBlue, Inc. (A)	5,017	73,599
TTEC Holdings, Inc.	3,453	90,538
Upwork, Inc. (A)	20,333	230,983
Verisk Analytics, Inc.	14,307	3,379,886
Verra Mobility Corp. (A)	22,446	419,740
Willdan Group, Inc. (A)	2,396	48,950
Wolters Kluwer NV	36,752	4,449,764
		83,783,543
Trading companies and distributors – 0.9%
AerCap Holdings NV (A)	22,000	1,378,740
Alta Equipment Group, Inc.	3,832	46,214
Applied Industrial Technologies, Inc.	6,227	962,756
Ashtead Group PLC	62,540	3,792,588
Beacon Roofing Supply, Inc. (A)	8,669	668,987
Beijer Ref AB	54,933	577,964
BlueLinx Holdings, Inc. (A)	1,401	115,008
Boise Cascade Company	6,345	653,789
Brenntag SE	20,947	1,620,809
Bunzl PLC	48,230	1,717,652
Custom Truck One Source, Inc. (A)	10,706	66,377
Distribution Solutions Group, Inc. (A)	1,634	42,484
DXP Enterprises, Inc. (A)	2,422	84,625
Fastenal Company	56,425	3,083,062
FTAI Aviation, Ltd.	16,095	572,177

252

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
GATX Corp.	13,175	$1,433,835
Global Industrial, Inc.	2,308	77,318
GMS, Inc. (A)	6,686	427,703
H&E Equipment Services, Inc.	5,232	225,970
Herc Holdings, Inc.	4,573	543,913
Hudson Technologies, Inc. (A)	7,600	101,080
IMCD NV	8,133	1,028,294
ITOCHU Corp.	169,604	6,125,065
Marubeni Corp.	206,059	3,212,098
McGrath RentCorp	4,025	403,466
Mitsubishi Corp.	164,106	7,819,705
Mitsui & Company, Ltd.	187,403	6,797,096
MonotaRO Company, Ltd.	35,800	381,671
MRC Global, Inc. (A)	13,821	141,665
MSC Industrial Direct Company, Inc., Class A	9,848	966,581
NOW, Inc. (A)	18,016	213,850
Reece, Ltd.	32,268	384,097
Rush Enterprises, Inc., Class A	9,877	403,278
Rush Enterprises, Inc., Class B	1,868	84,602
Sumitomo Corp.	149,238	2,978,479
Textainer Group Holdings, Ltd.	6,800	253,300
Titan Machinery, Inc. (A)	3,412	90,691
Toyota Tsusho Corp.	30,282	1,781,067
Transcat, Inc. (A)	1,224	119,915
Triton International, Ltd. (B)	8,858	728,752
United Rentals, Inc.	6,627	2,946,165
Veritiv Corp.	2,111	356,548
W.W. Grainger, Inc.	4,412	3,052,398
Watsco, Inc.	6,968	2,631,953
WESCO International, Inc.	9,184	1,320,843
Xometry, Inc., Class A (A)	5,613	95,309
		62,509,939
Transportation infrastructure – 0.1%
Aena SME SA (C)	10,704	1,610,712
Aeroports de Paris	4,237	499,674
Auckland International Airport, Ltd.	178,670	846,760
Getlink SE	51,021	813,372
Transurban Group	439,648	3,572,429
		7,342,947
		796,263,284
Information technology – 18.3%
Communications equipment – 0.6%
ADTRAN Holdings, Inc.	13,405	110,323
Arista Networks, Inc. (A)	24,675	4,538,473
Aviat Networks, Inc. (A)	1,924	60,029
Calix, Inc. (A)	21,853	1,001,742
Ciena Corp. (A)	31,063	1,468,037
Cisco Systems, Inc.	401,662	21,593,349
Clearfield, Inc. (A)	2,156	61,791
CommScope Holding Company, Inc. (A)	34,241	115,050
Comtech Telecommunications Corp.	5,110	44,713
Digi International, Inc. (A)	5,668	153,036
Extreme Networks, Inc. (A)	20,405	494,005
F5, Inc. (A)	5,975	962,812
Harmonic, Inc. (A)	18,190	175,170
Infinera Corp. (A)	32,973	137,827
Juniper Networks, Inc.	31,778	883,111
Lumentum Holdings, Inc. (A)	14,274	644,899
Motorola Solutions, Inc.	16,310	4,440,234
NETGEAR, Inc. (A)	4,925	62,006
NetScout Systems, Inc. (A)	11,259	315,477
Nokia OYJ	763,639	2,871,338
Ribbon Communications, Inc. (A)	15,346	41,127
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Telefonaktiebolaget LM Ericsson, B Shares (B)	417,918	$2,035,996
Viavi Solutions, Inc. (A)	36,620	334,707
		42,545,252
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)	4,431	29,510
Advanced Energy Industries, Inc.	6,038	622,639
Amphenol Corp., Class A	58,825	4,940,712
Arlo Technologies, Inc. (A)	14,121	145,446
Arrow Electronics, Inc. (A)	11,566	1,448,526
Avnet, Inc.	18,991	915,176
Azbil Corp.	16,400	501,010
Badger Meter, Inc.	4,767	685,828
Bel Fuse, Inc., Class B	1,720	82,078
Belden, Inc.	15,632	1,509,270
Benchmark Electronics, Inc.	5,683	137,870
CDW Corp.	13,319	2,687,241
Climb Global Solutions, Inc.	759	32,645
Cognex Corp.	35,799	1,519,310
Coherent Corp. (A)	27,039	882,553
Corning, Inc.	75,605	2,303,684
Crane NXT Company	10,031	557,423
CTS Corp.	5,117	213,584
Daktronics, Inc. (A)	6,917	61,700
ePlus, Inc. (A)	4,336	275,423
Evolv Technologies Holdings, Inc. (A)	18,614	90,464
Fabrinet (A)	5,991	998,220
FARO Technologies, Inc. (A)	3,674	55,955
Halma PLC	54,182	1,276,567
Hamamatsu Photonics KK	20,000	841,074
Hexagon AB, B Shares	296,308	2,521,798
Hirose Electric Company, Ltd.	4,375	506,068
Ibiden Company, Ltd.	16,100	853,949
Insight Enterprises, Inc. (A)	4,606	670,173
IPG Photonics Corp. (A)	6,200	629,548
Iteris, Inc. (A)	8,340	34,528
Itron, Inc. (A)	7,404	448,534
Jabil, Inc.	27,194	3,450,647
Keyence Corp.	27,800	10,281,151
Keysight Technologies, Inc. (A)	17,603	2,329,053
Kimball Electronics, Inc. (A)	3,965	108,562
Knowles Corp. (A)	14,786	218,981
Kyocera Corp.	45,763	2,320,079
Lightwave Logic, Inc. (A)(B)	19,018	85,010
Littelfuse, Inc.	5,172	1,279,139
Luna Innovations, Inc. (A)	5,655	33,138
Methode Electronics, Inc.	6,011	137,351
MicroVision, Inc. (A)(B)	29,092	63,711
Mirion Technologies, Inc. (A)	32,845	245,352
Murata Manufacturing Company, Ltd.	245,817	4,484,231
Napco Security Technologies, Inc.	5,151	114,610
National Instruments Corp.	27,323	1,628,997
nLight, Inc. (A)	7,357	76,513
Novanta, Inc. (A)	13,274	1,904,023
Omron Corp.	25,018	1,113,337
OSI Systems, Inc. (A)	2,564	302,655
PAR Technology Corp. (A)	4,330	166,878
PC Connection, Inc.	1,965	104,892
Plexus Corp. (A)	4,446	413,389
Richardson Electronics, Ltd.	2,230	24,374
Rogers Corp. (A)	2,825	371,403
Sanmina Corp. (A)	9,242	501,656
ScanSource, Inc. (A)	4,036	122,331
Shimadzu Corp.	33,792	896,342
SmartRent, Inc. (A)(B)	30,896	80,639

253

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TD SYNNEX Corp.	9,935	$992,109
TDK Corp.	55,463	2,050,482
TE Connectivity, Ltd.	30,562	3,775,324
Teledyne Technologies, Inc. (A)	4,649	1,899,488
Trimble, Inc. (A)	24,481	1,318,547
TTM Technologies, Inc. (A)	16,552	213,190
Vishay Intertechnology, Inc.	46,984	1,161,444
Vishay Precision Group, Inc. (A)	2,107	70,753
Vontier Corp.	32,151	994,109
Vuzix Corp. (A)(B)	10,698	38,834
Yokogawa Electric Corp.	32,592	629,049
Zebra Technologies Corp., Class A (A)	5,082	1,202,045
		75,682,324
IT services – 1.0%
Accenture PLC, Class A	62,128	19,080,130
Akamai Technologies, Inc. (A)	15,040	1,602,362
Bechtle AG	11,689	544,360
BigCommerce Holdings, Inc., Series 1 (A)	11,238	110,919
Brightcove, Inc. (A)	8,668	28,518
Capgemini SE	23,535	4,106,711
Cognizant Technology Solutions Corp., Class A	50,145	3,396,822
DigitalOcean Holdings, Inc. (A)(B)	10,344	248,566
DXC Technology Company (A)	18,806	391,729
EPAM Systems, Inc. (A)	5,722	1,463,058
Fastly, Inc., Class A (A)	19,131	366,741
Fujitsu, Ltd.	25,123	2,954,743
Gartner, Inc. (A)	7,810	2,683,594
GoDaddy, Inc., Class A (A)	30,504	2,271,938
Grid Dynamics Holdings, Inc. (A)	9,309	113,384
IBM Corp.	89,727	12,588,698
Information Services Group, Inc.	6,685	29,280
Kyndryl Holdings, Inc. (A)	47,559	718,141
NEC Corp.	35,084	1,937,430
Nomura Research Institute, Ltd.	55,100	1,432,143
NTT Data Group Corp.	90,110	1,205,794
Obic Company, Ltd.	10,000	1,515,204
Otsuka Corp.	16,300	689,628
Perficient, Inc. (A)	5,604	324,247
SCSK Corp.	22,300	388,797
Squarespace, Inc., Class A (A)	7,305	211,626
The Hackett Group, Inc.	4,163	98,205
Thoughtworks Holding, Inc. (A)	16,105	65,708
TIS, Inc.	31,400	690,460
Tucows, Inc., Class A (A)(B)	1,735	35,411
Unisys Corp. (A)	11,814	40,758
VeriSign, Inc. (A)	8,949	1,812,441
Wix.com, Ltd. (A)	7,700	706,860
		63,854,406
Semiconductors and semiconductor equipment – 5.3%
ACM Research, Inc., Class A (A)	7,981	144,496
Advanced Micro Devices, Inc. (A)	159,125	16,361,233
Advantest Corp.	109,200	3,045,972
Aehr Test Systems (A)	4,192	191,574
Allegro MicroSystems, Inc. (A)	14,790	472,393
Alpha & Omega Semiconductor, Ltd. (A)	3,797	113,302
Ambarella, Inc. (A)	6,183	327,884
Amkor Technology, Inc.	38,217	863,704
Analog Devices, Inc.	49,430	8,654,699
Applied Materials, Inc.	82,851	11,470,721
ASM International NV	6,702	2,798,705
ASML Holding NV	57,535	33,873,731
Atomera, Inc. (A)(B)	4,103	25,685
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Axcelis Technologies, Inc. (A)	5,231	$852,915
BE Semiconductor Industries NV	11,002	1,076,066
Broadcom, Inc.	40,671	33,780,519
CEVA, Inc. (A)	3,950	76,591
Cirrus Logic, Inc. (A)	11,368	840,777
Cohu, Inc. (A)	7,515	258,817
Credo Technology Group Holding, Ltd. (A)	15,913	242,673
Diodes, Inc. (A)	7,329	577,818
Disco Corp.	13,100	2,420,305
Enphase Energy, Inc. (A)	13,542	1,627,071
First Solar, Inc. (A)	10,519	1,699,765
FormFactor, Inc. (A)	12,663	442,445
Ichor Holdings, Ltd. (A)	4,667	144,490
Impinj, Inc. (A)	3,790	208,564
Indie Semiconductor, Inc., Class A (A)	22,925	144,428
Infineon Technologies AG	186,378	6,172,977
Intel Corp.	412,150	14,651,933
inTEST Corp. (A)	1,886	28,611
KLA Corp.	13,404	6,147,879
Kulicke & Soffa Industries, Inc.	8,992	437,281
Lam Research Corp.	13,144	8,238,265
Lasertec Corp.	10,800	1,679,534
Lattice Semiconductor Corp. (A)	28,640	2,461,035
MACOM Technology Solutions Holdings, Inc. (A)	20,030	1,634,047
Maxeon Solar Technologies, Ltd. (A)	4,870	56,443
MaxLinear, Inc. (A)	12,280	273,230
Microchip Technology, Inc.	53,192	4,151,636
Micron Technology, Inc.	108,141	7,356,832
MKS Instruments, Inc.	13,059	1,130,126
Monolithic Power Systems, Inc.	4,697	2,170,014
Navitas Semiconductor Corp. (A)	17,983	124,982
NVE Corp.	829	68,094
NVIDIA Corp.	243,372	105,864,386
NXP Semiconductors NV	25,298	5,057,576
ON Semiconductor Corp. (A)	42,675	3,966,641
Onto Innovation, Inc. (A)	7,957	1,014,677
PDF Solutions, Inc. (A)	5,116	165,758
Photronics, Inc. (A)	9,852	199,109
Power Integrations, Inc.	21,155	1,614,338
Qorvo, Inc. (A)	9,870	942,289
Qualcomm, Inc.	110,078	12,225,263
Rambus, Inc. (A)	17,655	984,972
Renesas Electronics Corp. (A)	181,700	2,775,459
Rohm Company, Ltd.	50,168	943,121
Semtech Corp. (A)	10,537	271,328
Silicon Laboratories, Inc. (A)	11,761	1,362,982
SiTime Corp. (A)	2,811	321,157
Skyworks Solutions, Inc.	15,727	1,550,525
SMART Global Holdings, Inc. (A)	7,824	190,514
SolarEdge Technologies, Inc. (A)	5,568	721,112
STMicroelectronics NV	97,542	4,206,309
SUMCO Corp.	50,000	650,648
Synaptics, Inc. (A)	14,611	1,306,808
Teradyne, Inc.	15,320	1,539,047
Texas Instruments, Inc.	89,239	14,189,893
Tokyo Electron, Ltd.	67,280	9,189,926
Ultra Clean Holdings, Inc. (A)	7,296	216,472
Universal Display Corp.	9,051	1,420,916
Veeco Instruments, Inc. (A)	8,207	230,699
Wolfspeed, Inc. (A)	25,863	985,380
		353,627,567
Software – 6.3%
8x8, Inc. (A)	18,677	47,066

254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
A10 Networks, Inc.	11,242	$168,967
ACI Worldwide, Inc. (A)	40,147	905,716
Adeia, Inc.	17,783	189,922
Adobe, Inc. (A)	44,896	22,892,470
Agilysys, Inc. (A)	3,247	214,822
Alarm.com Holdings, Inc. (A)	7,765	474,752
Alkami Technology, Inc. (A)	6,635	120,890
Altair Engineering, Inc., Class A (A)	8,691	543,709
American Software, Inc., Class A	5,503	63,064
Amplitude, Inc., Class A (A)	11,239	130,035
ANSYS, Inc. (A)	8,563	2,547,921
Appfolio, Inc., Class A (A)	3,105	567,066
Appian Corp., Class A (A)	6,642	302,942
Applied Digital Corp. (A)	11,197	69,869
Asana, Inc., Class A (A)	12,835	235,009
Aspen Technology, Inc. (A)	5,894	1,203,908
Aurora Innovation, Inc. (A)	54,386	127,807
Autodesk, Inc. (A)	21,161	4,378,423
AvePoint, Inc. (A)	25,020	168,134
Bit Digital, Inc. (A)(B)	12,207	26,123
Blackbaud, Inc. (A)	16,016	1,126,245
Blackline, Inc. (A)	9,128	506,330
Box, Inc., Class A (A)	22,621	547,654
Braze, Inc., Class A (A)	8,498	397,112
c3.ai, Inc., Class A (A)(B)	9,787	249,764
Cadence Design Systems, Inc. (A)	26,639	6,241,518
Cerence, Inc. (A)	6,636	135,175
Check Point Software Technologies, Ltd. (A)	13,326	1,776,089
CleanSpark, Inc. (A)	17,757	67,654
Clear Secure, Inc., Class A	13,508	257,192
CommVault Systems, Inc. (A)	16,284	1,100,961
Consensus Cloud Solutions, Inc. (A)	3,222	81,130
CoreCard Corp. (A)	1,322	26,440
Couchbase, Inc. (A)	5,606	96,199
CS Disco, Inc. (A)	4,304	28,579
CyberArk Software, Ltd. (A)	6,000	982,620
Dassault Systemes SE	95,618	3,551,484
Digimarc Corp. (A)	2,409	78,268
Digital Turbine, Inc. (A)	15,613	94,459
Dolby Laboratories, Inc., Class A	12,374	980,763
Domo, Inc., Class B (A)	5,270	51,699
Dropbox, Inc., Class A (A)	53,581	1,459,011
Dynatrace, Inc. (A)	49,361	2,306,640
E2open Parent Holdings, Inc. (A)	32,694	148,431
Ebix, Inc.	4,420	43,670
eGain Corp. (A)	4,177	25,605
Enfusion, Inc., Class A (A)	6,220	55,793
EngageSmart, Inc. (A)	8,106	145,827
Envestnet, Inc. (A)	18,452	812,442
Everbridge, Inc. (A)	6,631	148,667
EverCommerce, Inc. (A)	4,179	41,915
Expensify, Inc., Class A (A)	9,685	31,476
Fair Isaac Corp. (A)	2,470	2,145,269
Fortinet, Inc. (A)	64,398	3,778,875
Freshworks, Inc., Class A (A)	26,274	523,378
Gen Digital, Inc.	56,207	993,740
Instructure Holdings, Inc. (A)	3,433	87,198
Intapp, Inc. (A)	3,616	121,208
InterDigital, Inc.	4,357	349,606
Intuit, Inc.	27,572	14,087,638
Jamf Holding Corp. (A)	11,546	203,902
Kaltura, Inc. (A)	16,172	27,978
LivePerson, Inc. (A)	12,117	47,135
LiveRamp Holdings, Inc. (A)	10,584	305,243
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Manhattan Associates, Inc. (A)	12,814	$2,532,815
Marathon Digital Holdings, Inc. (A)(B)	27,803	236,326
Matterport, Inc. (A)	41,708	90,506
MeridianLink, Inc. (A)	4,503	76,821
Microsoft Corp.	732,000	231,129,000
MicroStrategy, Inc., Class A (A)(B)	1,794	588,934
Mitek Systems, Inc. (A)	7,254	77,763
Model N, Inc. (A)	6,121	149,414
Monday.com, Ltd. (A)	3,100	493,582
N-able, Inc. (A)	11,588	149,485
NCR Corp. (A)	27,812	750,090
Nemetschek SE	8,242	501,596
NextNav, Inc. (A)	10,287	52,875
Nice, Ltd. (A)	9,030	1,540,147
Olo, Inc., Class A (A)	17,219	104,347
ON24, Inc.	5,666	35,866
OneSpan, Inc. (A)	6,720	72,240
Oracle Corp.	155,063	16,424,273
Oracle Corp. (Japan)	5,506	407,858
PagerDuty, Inc. (A)	14,308	321,787
Palo Alto Networks, Inc. (A)	30,201	7,080,322
PowerSchool Holdings, Inc., Class A (A)	9,197	208,404
Progress Software Corp.	6,912	363,433
PROS Holdings, Inc. (A)	7,227	250,199
PTC, Inc. (A)	11,607	1,644,480
Q2 Holdings, Inc. (A)	9,233	297,949
Qualys, Inc. (A)	13,594	2,073,765
Rapid7, Inc. (A)	9,753	446,492
Red Violet, Inc. (A)	1,601	32,036
Rimini Street, Inc. (A)	9,265	20,383
Riot Platforms, Inc. (A)(B)	27,698	258,422
Roper Technologies, Inc.	10,533	5,100,921
Salesforce, Inc. (A)	95,922	19,451,063
SAP SE	149,030	19,290,746
Sapiens International Corp. NV	5,087	144,623
SEMrush Holdings, Inc., Class A (A)	5,342	45,407
ServiceNow, Inc. (A)	20,132	11,252,983
SolarWinds Corp. (A)	8,623	81,401
SoundHound AI, Inc., Class A (A)(B)	22,920	46,069
SoundThinking, Inc. (A)	1,657	29,660
Sprinklr, Inc., Class A (A)	16,712	231,294
Sprout Social, Inc., Class A (A)	7,710	384,575
SPS Commerce, Inc. (A)	5,914	1,008,988
Synopsys, Inc. (A)	15,049	6,907,040
Temenos AG	9,103	636,666
Tenable Holdings, Inc. (A)	18,496	828,621
Teradata Corp. (A)	20,757	934,480
TeraWulf, Inc. (A)	22,218	27,995
The Sage Group PLC	146,295	1,760,500
Trend Micro, Inc.	19,064	721,636
Tyler Technologies, Inc. (A)	4,143	1,599,778
Varonis Systems, Inc. (A)	17,557	536,191
Verint Systems, Inc. (A)	10,110	232,429
Weave Communications, Inc. (A)	5,621	45,811
WiseTech Global, Ltd.	23,681	983,006
Workiva, Inc. (A)	7,900	800,586
Xero, Ltd. (A)	20,525	1,476,114
Xperi, Inc. (A)	7,175	70,746
Yext, Inc. (A)	17,345	109,794
Zeta Global Holdings Corp., Class A (A)	22,583	188,568
Zuora, Inc., Class A (A)	20,876	172,018
		425,157,916
Technology hardware, storage and peripherals – 4.0%
Apple, Inc.	1,448,003	247,912,570
Avid Technology, Inc. (A)	5,521	148,349

255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Brother Industries, Ltd.	33,136	$533,756
Canon, Inc.	142,777	3,439,303
Corsair Gaming, Inc. (A)	6,013	87,369
Eastman Kodak Company (A)(B)	9,797	41,245
FUJIFILM Holdings Corp.	53,238	3,079,848
Hewlett Packard Enterprise Company	128,050	2,224,229
HP, Inc.	85,661	2,201,488
Immersion Corp. (A)	5,548	36,672
IonQ, Inc. (A)(B)	26,089	388,204
Logitech International SA	23,470	1,614,698
NetApp, Inc.	20,191	1,532,093
Ricoh Company, Ltd.	78,277	675,371
Seagate Technology Holdings PLC	19,030	1,255,029
Seiko Epson Corp.	41,247	647,766
Super Micro Computer, Inc. (A)	17,020	4,667,224
Turtle Beach Corp. (A)	2,832	25,700
Western Digital Corp. (A)	31,614	1,442,547
Xerox Holdings Corp.	18,645	292,540
		272,246,001
		1,233,113,466
Materials – 4.4%
Chemicals – 2.1%
AdvanSix, Inc.	4,283	133,116
Air Liquide SA	74,748	12,589,917
Air Products & Chemicals, Inc.	21,949	6,220,347
Akzo Nobel NV	24,346	1,755,308
Albemarle Corp.	11,594	1,971,444
American Vanguard Corp.	4,649	50,814
Arkema SA	8,568	843,439
Asahi Kasei Corp.	179,057	1,127,069
Ashland, Inc.	10,647	869,647
Aspen Aerogels, Inc. (A)	8,817	75,826
Avient Corp.	33,528	1,184,209
Axalta Coating Systems, Ltd. (A)	46,065	1,239,149
Balchem Corp.	5,263	652,823
BASF SE	127,569	5,774,404
Cabot Corp.	20,534	1,422,390
Celanese Corp.	9,890	1,241,393
CF Industries Holdings, Inc.	19,261	1,651,438
Chase Corp.	1,211	154,076
Chr. Hansen Holding A/S	15,054	920,898
Clariant AG (A)	30,793	485,502
Core Molding Technologies, Inc. (A)	1,478	42,108
Corteva, Inc.	70,244	3,593,683
Covestro AG (A)(C)	27,573	1,482,736
Croda International PLC	19,928	1,190,331
Danimer Scientific, Inc. (A)(B)	15,205	31,474
Dow, Inc.	68,496	3,531,654
DSM-Firmenich AG	26,542	2,242,875
DuPont de Nemours, Inc.	45,357	3,383,179
Eastman Chemical Company	11,774	903,301
Ecolab, Inc.	24,962	4,228,563
Ecovyst, Inc. (A)	15,669	154,183
EMS-Chemie Holding AG	1,001	678,327
Evonik Industries AG	29,928	545,892
FMC Corp.	12,356	827,481
FutureFuel Corp.	4,959	35,556
Givaudan SA	1,318	4,291,185
Hawkins, Inc.	3,161	186,025
HB Fuller Company	8,678	595,398
ICL Group, Ltd.	110,408	609,242
Ingevity Corp. (A)	6,048	287,945
Innospec, Inc.	4,054	414,319
International Flavors & Fragrances, Inc.	25,207	1,718,361
Intrepid Potash, Inc. (A)	1,970	49,565
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Johnson Matthey PLC	26,182	$518,332
JSR Corp.	25,290	678,463
Koppers Holdings, Inc.	3,329	131,662
Kronos Worldwide, Inc.	4,720	36,580
Linde PLC	48,033	17,885,088
Livent Corp. (A)(B)	29,217	537,885
LSB Industries, Inc. (A)	9,125	93,349
LyondellBasell Industries NV, Class A	25,070	2,374,129
Mativ Holdings, Inc.	8,997	128,297
Minerals Technologies, Inc.	5,264	288,257
Mitsubishi Chemical Group Corp.	182,759	1,151,394
Mitsui Chemicals, Inc.	24,318	630,033
NewMarket Corp.	1,435	652,982
Nippon Paint Holdings Company, Ltd.	135,300	908,692
Nippon Sanso Holdings Corp.	24,757	586,159
Nissan Chemical Corp.	18,100	769,421
Nitto Denko Corp.	20,287	1,330,328
Novozymes A/S, B Shares	29,190	1,174,456
OCI NV	15,056	418,663
Olin Corp.	26,144	1,306,677
Orica, Ltd.	65,007	648,166
Origin Materials, Inc. (A)(B)	23,004	29,445
Orion SA	9,002	191,563
Perimeter Solutions SA (A)	25,912	117,640
PPG Industries, Inc.	23,262	3,019,408
PureCycle Technologies, Inc. (A)(B)	19,183	107,617
Quaker Chemical Corp.	2,261	361,760
Rayonier Advanced Materials, Inc. (A)	11,180	39,577
RPM International, Inc.	26,814	2,542,235
Sensient Technologies Corp.	6,989	408,717
Shin-Etsu Chemical Company, Ltd.	260,030	7,552,739
Sika AG	20,888	5,292,199
Solvay SA	10,577	1,168,856
Stepan Company	3,506	262,845
Sumitomo Chemical Company, Ltd.	200,844	546,279
Symrise AG	18,951	1,804,113
The Chemours Company	30,767	863,014
The Mosaic Company	32,817	1,168,285
The Scotts Miracle-Gro Company	8,634	446,205
The Sherwin-Williams Company	23,190	5,914,610
Toray Industries, Inc.	197,872	1,029,540
Tosoh Corp.	37,100	475,663
Trinseo PLC	5,975	48,816
Tronox Holdings PLC	18,846	253,290
Umicore SA	29,891	707,716
Wacker Chemie AG	2,605	371,991
Westlake Corp.	6,633	826,936
Yara International ASA	23,630	892,260
		140,078,924
Construction materials – 0.4%
CRH PLC (London Stock Exchange)	103,559	5,709,637
Eagle Materials, Inc.	7,362	1,225,920
Heidelberg Materials AG	20,668	1,600,744
Holcim, Ltd. (A)	74,386	4,761,366
James Hardie Industries PLC, CHESS Depositary Interest (A)	62,813	1,642,763
Knife River Corp. (A)	19,759	964,832
Martin Marietta Materials, Inc.	6,123	2,513,369
Summit Materials, Inc., Class A (A)	19,188	597,514
United States Lime & Minerals, Inc.	364	73,164
Vulcan Materials Company	13,148	2,656,159
		21,745,468
Containers and packaging – 0.3%
Amcor PLC	145,401	1,331,873
AptarGroup, Inc.	13,638	1,705,296

256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Avery Dennison Corp.	7,977	$1,457,159
Ball Corp.	31,082	1,547,262
Berry Global Group, Inc.	24,539	1,519,209
Crown Holdings, Inc.	25,068	2,218,017
Graphic Packaging Holding Company	63,832	1,422,177
Greif, Inc., Class A	9,019	602,559
Greif, Inc., Class B	1,049	69,821
International Paper Company	34,294	1,216,408
Myers Industries, Inc.	6,084	109,086
O-I Glass, Inc. (A)	24,907	416,694
Packaging Corp. of America	8,887	1,364,599
Pactiv Evergreen, Inc.	7,720	62,764
Ranpak Holdings Corp. (A)	8,226	44,749
Sealed Air Corp.	14,267	468,814
SIG Group AG (A)	43,646	1,075,236
Silgan Holdings, Inc.	17,362	748,476
Smurfit Kappa Group PLC	37,128	1,233,383
Sonoco Products Company	20,353	1,106,186
TriMas Corp.	6,871	170,126
Westrock Company	25,309	906,062
		20,795,956
Metals and mining – 1.5%
1911 Gold Corp. (A)	3,149	197
Alcoa Corp.	37,078	1,077,487
Alpha Metallurgical Resources, Inc.	2,063	535,823
Anglo American PLC	181,351	4,979,825
Antofagasta PLC	56,279	976,989
ArcelorMittal SA	73,027	1,828,308
Arch Resources, Inc.	2,950	503,447
ATI, Inc. (A)	20,855	858,183
BHP Group, Ltd.	722,983	20,309,176
BlueScope Steel, Ltd.	65,017	805,138
Boliden AB	39,035	1,120,180
Caledonia Mining Corp. PLC (B)	3,176	31,315
Carpenter Technology Corp.	7,831	526,322
Century Aluminum Company (A)	9,109	65,494
Cleveland-Cliffs, Inc. (A)	105,694	1,651,997
Coeur Mining, Inc. (A)	54,174	120,266
Commercial Metals Company	43,098	2,129,472
Compass Minerals International, Inc.	5,634	157,470
Constellium SE (A)	20,582	374,592
Dakota Gold Corp. (A)	11,106	28,653
Endeavour Mining PLC	26,463	510,840
Fortescue Metals Group, Ltd.	241,683	3,212,704
Freeport-McMoRan, Inc.	141,628	5,281,308
Glencore PLC	1,503,168	8,559,804
Haynes International, Inc.	2,116	98,436
Hecla Mining Company	99,423	388,744
i-80 Gold Corp. (A)	33,755	51,645
IGO, Ltd.	97,268	780,578
Ivanhoe Electric, Inc. (A)	9,306	110,741
JFE Holdings, Inc.	70,133	1,027,048
Kaiser Aluminum Corp.	2,612	196,579
Materion Corp.	3,309	337,220
Mineral Resources, Ltd.	24,980	1,072,685
MP Materials Corp. (A)	29,899	571,071
Newcrest Mining, Ltd.	127,623	2,010,895
Newmont Corp.	78,529	2,901,647
Nippon Steel Corp. (B)	122,100	2,860,574
Norsk Hydro ASA	189,356	1,184,959
Northern Star Resources, Ltd.	164,155	1,090,030
Novagold Resources, Inc. (A)	41,851	160,708
Nucor Corp.	24,366	3,809,624
Olympic Steel, Inc.	1,663	93,477
Pan American Silver Corp., CVR (A)	54,671	29,249
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Perpetua Resources Corp. (A)	6,884	$22,442
Piedmont Lithium, Inc. (A)	2,906	115,368
Pilbara Minerals, Ltd.	385,105	1,050,639
Ramaco Resources, Inc. (A)	4,178	45,916
Reliance Steel & Aluminum Company	12,167	3,190,552
Rio Tinto PLC	160,683	10,089,678
Rio Tinto, Ltd.	52,979	3,821,260
Royal Gold, Inc.	13,649	1,451,298
Ryerson Holding Corp.	3,924	114,149
Schnitzer Steel Industries, Inc., Class A	4,276	119,087
South32, Ltd.	648,711	1,400,700
Steel Dynamics, Inc.	15,120	1,621,166
Sumitomo Metal Mining Company, Ltd.	35,307	1,036,830
SunCoke Energy, Inc.	13,546	137,492
TimkenSteel Corp. (A)	7,134	154,950
U.S. Steel Corp.	46,327	1,504,701
voestalpine AG	16,563	450,933
Warrior Met Coal, Inc.	8,404	429,276
Worthington Industries, Inc.	11,323	699,988
		101,877,325
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,830	102,588
Holmen AB, B Shares	13,389	520,434
Louisiana-Pacific Corp.	13,334	736,970
Mondi PLC	69,297	1,156,002
Oji Holdings Corp.	123,038	517,648
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	83,029	1,040,633
Svenska Cellulosa AB SCA, B Shares	86,469	1,183,943
Sylvamo Corp.	5,887	258,675
UPM-Kymmene OYJ	76,174	2,608,263
		8,135,404
		292,633,077
Real estate – 2.8%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	11,689	195,557
Alpine Income Property Trust, Inc.	2,644	43,256
American Assets Trust, Inc.	7,919	154,025
Armada Hoffler Properties, Inc.	11,275	115,456
Broadstone Net Lease, Inc.	30,459	435,564
CTO Realty Growth, Inc.	3,888	63,024
Daiwa House REIT Investment Corp.	315	555,769
Empire State Realty Trust, Inc., Class A	21,691	174,396
Essential Properties Realty Trust, Inc.	24,570	531,449
Gladstone Commercial Corp.	7,181	87,321
Global Net Lease, Inc.	31,655	304,205
Land Securities Group PLC	100,541	720,681
Mirvac Group	563,146	765,421
NexPoint Diversified Real Estate Trust	5,564	48,462
Nomura Real Estate Master Fund, Inc.	606	678,722
One Liberty Properties, Inc.	3,094	58,384
Star Holdings (A)	2,608	32,652
Stockland	340,693	852,676
The GPT Group	273,389	680,800
		6,497,820
Health care REITs – 0.2%
CareTrust REIT, Inc.	16,080	329,640
Community Healthcare Trust, Inc.	4,169	123,819
Diversified Healthcare Trust	40,106	77,806
Global Medical REIT, Inc.	10,390	93,198
Healthcare Realty Trust, Inc.	79,134	1,208,376
Healthpeak Properties, Inc.	54,051	992,376
LTC Properties, Inc.	6,452	207,303
Medical Properties Trust, Inc.	124,335	677,626

257

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
National Health Investors, Inc.	6,626	$340,311
Omega Healthcare Investors, Inc.	50,879	1,687,148
Physicians Realty Trust	87,818	1,070,501
Sabra Health Care REIT, Inc.	84,974	1,184,538
Universal Health Realty Income Trust	2,174	87,895
Ventas, Inc.	39,530	1,665,399
Welltower, Inc.	51,068	4,183,491
		13,929,427
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	34,470	528,770
Braemar Hotels & Resorts, Inc.	12,248	33,927
Chatham Lodging Trust	8,519	81,527
DiamondRock Hospitality Company	34,192	274,562
Hersha Hospitality Trust, Class A	4,840	47,722
Host Hotels & Resorts, Inc.	70,281	1,129,416
Park Hotels & Resorts, Inc.	44,825	552,244
Pebblebrook Hotel Trust	19,604	266,418
RLJ Lodging Trust	25,483	249,479
Ryman Hospitality Properties, Inc.	9,302	774,671
Service Properties Trust	26,659	205,008
Summit Hotel Properties, Inc.	17,814	103,321
Sunstone Hotel Investors, Inc.	33,229	310,691
Xenia Hotels & Resorts, Inc.	18,072	212,888
		4,770,644
Industrial REITs – 0.4%
CapitaLand Ascendas REIT	532,578	1,068,178
EastGroup Properties, Inc.	9,433	1,570,877
First Industrial Realty Trust, Inc.	27,480	1,307,773
GLP J-REIT	668	597,064
Goodman Group	241,969	3,316,385
Innovative Industrial Properties, Inc.	4,499	340,394
LXP Industrial Trust	46,887	417,294
Mapletree Logistics Trust	493,800	605,367
Nippon Prologis REIT, Inc.	324	604,898
Plymouth Industrial REIT, Inc.	7,109	148,934
Prologis, Inc.	91,251	10,239,275
Rexford Industrial Realty, Inc.	42,894	2,116,819
Segro PLC	166,046	1,451,912
STAG Industrial, Inc.	37,330	1,288,258
Terreno Realty Corp.	13,083	743,114
Warehouses De Pauw CVA	23,648	584,430
		26,400,972
Office REITs – 0.2%
Alexandria Real Estate Equities, Inc.	14,892	1,490,689
Boston Properties, Inc.	14,103	838,846
Brandywine Realty Trust	28,544	129,590
City Office REIT, Inc.	7,313	31,080
COPT Defense Properties	41,323	984,727
Cousins Properties, Inc.	31,536	642,388
Covivio SA	7,208	319,723
Dexus	153,504	715,558
Douglas Emmett, Inc.	27,465	350,453
Easterly Government Properties, Inc.	14,449	165,152
Equity Commonwealth	16,772	308,102
Gecina SA	6,561	668,947
Hudson Pacific Properties, Inc.	22,742	151,234
Japan Real Estate Investment Corp.	183	713,104
JBG SMITH Properties	17,975	259,919
Kilroy Realty Corp.	22,156	700,351
Nippon Building Fund, Inc.	218	882,799
Office Properties Income Trust	8,257	33,854
Orion Office REIT, Inc.	10,582	55,132
Paramount Group, Inc.	30,121	139,159
Peakstone Realty Trust	5,959	99,158
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Piedmont Office Realty Trust, Inc., Class A	20,043	$112,642
Postal Realty Trust, Inc., Class A	3,822	51,597
SL Green Realty Corp.	10,640	396,872
Vornado Realty Trust	33,256	754,246
		10,995,322
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	17,708	113,862
Azrieli Group, Ltd.	6,057	310,924
CapitaLand Investment, Ltd.	371,284	838,938
CBRE Group, Inc., Class A (A)	30,714	2,268,536
City Developments, Ltd.	71,413	344,631
CK Asset Holdings, Ltd.	282,062	1,481,556
Compass, Inc., Class A (A)	48,962	141,990
CoStar Group, Inc. (A)	40,369	3,103,972
Cushman & Wakefield PLC (A)	26,945	205,321
Daito Trust Construction Company, Ltd.	8,811	928,094
Daiwa House Industry Company, Ltd.	84,666	2,272,383
DigitalBridge Group, Inc.	26,499	465,852
Douglas Elliman, Inc.	16,391	37,044
ESR Group, Ltd. (C)	312,600	437,004
eXp World Holdings, Inc. (B)	11,473	186,322
Fastighets AB Balder, B Shares (A)	93,048	417,117
Forestar Group, Inc. (A)	3,019	81,332
FRP Holdings, Inc. (A)	1,219	65,789
Hang Lung Properties, Ltd.	257,313	352,045
Henderson Land Development Company, Ltd.	207,709	545,435
Hongkong Land Holdings, Ltd.	158,034	563,597
Hulic Company, Ltd.	54,769	491,104
Jones Lang LaSalle, Inc. (A)	9,907	1,398,670
Kennedy-Wilson Holdings, Inc.	19,551	288,182
LEG Immobilien SE (A)	10,577	727,351
Lendlease Corp., Ltd.	98,379	451,167
Marcus & Millichap, Inc.	3,920	115,013
Mitsubishi Estate Company, Ltd.	160,624	2,095,503
Mitsui Fudosan Company, Ltd.	127,026	2,797,620
New World Development Company, Ltd.	215,392	417,622
Newmark Group, Inc., Class A	22,048	141,769
Nomura Real Estate Holdings, Inc.	15,663	393,228
Opendoor Technologies, Inc. (A)	88,746	234,289
RE/MAX Holdings, Inc., Class A	2,918	37,759
Redfin Corp. (A)	17,338	122,060
Sagax AB, Class B	28,150	534,722
Sino Land Company, Ltd.	525,722	591,245
Sumitomo Realty & Development Company, Ltd.	40,783	1,058,789
Sun Hung Kai Properties, Ltd.	206,814	2,206,696
Swire Pacific, Ltd., Class A	61,018	410,988
Swire Properties, Ltd.	166,887	347,078
Swiss Prime Site AG	10,949	1,002,367
Tejon Ranch Company (A)	3,611	58,570
The RMR Group, Inc., Class A	2,727	66,866
The St. Joe Company	5,574	302,835
UOL Group, Ltd.	66,370	310,450
Vonovia SE	104,638	2,506,949
Wharf Real Estate Investment Company, Ltd.	238,346	918,570
		35,189,206
Residential REITs – 0.2%
Apartment Income REIT Corp.	31,006	951,884
Apartment Investment and Management Company, Class A (A)	24,110	163,948
AvalonBay Communities, Inc.	14,031	2,409,684
BRT Apartments Corp.	2,376	41,034

258

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Camden Property Trust	10,550	$997,819
Centerspace	2,462	148,360
Elme Communities	14,359	195,857
Equity LifeStyle Properties, Inc.	38,704	2,465,832
Equity Residential	33,696	1,978,292
Essex Property Trust, Inc.	6,342	1,345,075
Independence Realty Trust, Inc.	82,970	1,167,388
Invitation Homes, Inc.	55,292	1,752,203
Mid-America Apartment Communities, Inc.	11,528	1,483,077
NexPoint Residential Trust, Inc.	3,774	121,447
UDR, Inc.	28,645	1,021,767
UMH Properties, Inc.	9,138	128,115
Veris Residential, Inc.	12,793	211,085
		16,582,867
Retail REITs – 0.4%
Acadia Realty Trust	15,091	216,556
Agree Realty Corp.	20,003	1,104,966
Alexander's, Inc.	371	67,607
Brixmor Property Group, Inc.	62,457	1,297,856
CapitaLand Integrated Commercial Trust	759,430	1,024,863
CBL & Associates Properties, Inc.	4,509	94,599
Federal Realty Investment Trust	7,249	656,977
Getty Realty Corp.	7,021	194,692
InvenTrust Properties Corp.	11,125	264,886
Japan Metropolitan Fund Investment Corp.	997	646,607
Kimco Realty Corp.	61,254	1,077,458
Kite Realty Group Trust	80,625	1,726,988
Klepierre SA	30,705	751,830
Link REIT	360,906	1,764,661
Mapletree Pan Asia Commercial Trust	336,700	351,395
NETSTREIT Corp.	10,362	161,440
NNN REIT, Inc.	37,901	1,339,421
Phillips Edison & Company, Inc.	19,024	638,065
Realty Income Corp.	69,871	3,489,358
Regency Centers Corp.	17,902	1,064,095
Retail Opportunity Investments Corp.	20,068	248,442
RPT Realty	14,304	151,050
Saul Centers, Inc.	2,060	72,656
Scentre Group	740,763	1,164,009
Simon Property Group, Inc.	32,310	3,490,449
SITE Centers Corp.	30,636	377,742
Spirit Realty Capital, Inc.	29,366	984,642
Tanger Factory Outlet Centers, Inc.	16,425	371,205
The Macerich Company	35,052	382,417
Unibail-Rodamco-Westfield (A)	16,867	829,442
Urban Edge Properties	18,528	282,737
Vicinity, Ltd.	552,242	598,493
Whitestone REIT	8,673	83,521
		26,971,125
Specialized REITs – 0.7%
American Tower Corp.	46,051	7,573,087
Crown Castle, Inc.	42,853	3,943,762
CubeSmart	46,711	1,781,090
Digital Realty Trust, Inc.	29,781	3,604,097
EPR Properties	15,651	650,143
Equinix, Inc.	9,241	6,711,369
Extra Space Storage, Inc.	20,870	2,537,375
Farmland Partners, Inc.	8,475	86,954
Four Corners Property Trust, Inc.	13,931	309,129
Gaming and Leisure Properties, Inc.	54,571	2,485,709
Gladstone Land Corp.	5,949	84,654
Iron Mountain, Inc.	28,816	1,713,111
Lamar Advertising Company, Class A	18,189	1,518,236
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
National Storage Affiliates Trust	17,244	$547,325
Outfront Media, Inc.	23,745	239,825
PotlatchDeltic Corp.	29,352	1,332,287
Public Storage	15,635	4,120,135
Rayonier, Inc.	28,343	806,642
Safehold, Inc.	7,255	129,139
SBA Communications Corp.	10,705	2,142,820
Uniti Group, Inc.	39,304	185,515
VICI Properties, Inc.	99,235	2,887,739
Weyerhaeuser Company	72,362	2,218,619
		47,608,762
		188,946,145
Utilities – 2.7%
Electric utilities – 1.5%
Acciona SA	3,523	448,671
ALLETE, Inc.	21,356	1,127,597
Alliant Energy Corp.	24,841	1,203,546
American Electric Power Company, Inc.	50,869	3,826,366
BKW AG	3,014	530,590
Chubu Electric Power Company, Inc.	91,929	1,170,246
CK Infrastructure Holdings, Ltd.	89,843	423,911
CLP Holdings, Ltd.	234,334	1,730,294
Constellation Energy Corp.	31,381	3,423,039
Duke Energy Corp.	76,152	6,721,176
Edison International	37,843	2,395,083
EDP - Energias de Portugal SA	447,851	1,862,140
Elia Group SA/NV	4,197	410,722
Endesa SA	45,331	922,551
Enel SpA	1,160,773	7,118,721
Entergy Corp.	20,893	1,932,603
Evergy, Inc.	22,695	1,150,637
Eversource Energy	34,471	2,004,489
Exelon Corp.	98,277	3,713,888
FirstEnergy Corp.	50,677	1,732,140
Fortum OYJ	64,028	742,536
Genie Energy, Ltd., B Shares	3,616	53,264
Iberdrola SA	868,897	9,718,133
IDACORP, Inc.	10,517	984,917
Mercury NZ, Ltd.	98,961	361,595
MGE Energy, Inc.	6,097	417,705
NextEra Energy, Inc.	198,863	11,392,861
NRG Energy, Inc.	22,750	876,330
OGE Energy Corp.	41,615	1,387,028
Origin Energy, Ltd.	245,867	1,384,461
Orsted A/S (C)	26,998	1,468,777
Otter Tail Corp.	6,719	510,106
PG&E Corp. (A)	206,181	3,325,700
Pinnacle West Capital Corp.	11,191	824,553
PNM Resources, Inc.	31,638	1,411,371
Portland General Electric Company	36,679	1,484,766
Power Assets Holdings, Ltd.	197,736	954,967
PPL Corp.	72,833	1,715,945
Redeia Corp. SA	57,916	911,096
SSE PLC	155,613	3,049,443
Terna - Rete Elettrica Nazionale	200,802	1,510,319
The Kansai Electric Power Company, Inc.	100,524	1,391,709
The Southern Company	107,746	6,973,321
Tokyo Electric Power Company Holdings, Inc. (A)	217,928	972,101
Verbund AG	9,718	790,575

259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	54,383	$3,111,795
		101,573,784
Gas utilities – 0.2%
APA Group	168,391	895,811
Atmos Energy Corp.	14,278	1,512,469
Brookfield Infrastructure Corp., Class A	16,014	565,935
Chesapeake Utilities Corp.	2,830	276,633
Enagas SA	35,521	588,210
Hong Kong & China Gas Company, Ltd.	1,598,022	1,111,882
National Fuel Gas Company	19,078	990,339
Naturgy Energy Group SA	17,990	489,421
New Jersey Resources Corp.	35,877	1,457,683
Northwest Natural Holding Company	5,798	221,252
ONE Gas, Inc.	20,376	1,391,273
Osaka Gas Company, Ltd.	53,475	879,925
RGC Resources, Inc.	1,793	31,019
Snam SpA	287,792	1,350,398
Southwest Gas Holdings, Inc.	22,435	1,355,298
Spire, Inc.	19,171	1,084,695
Tokyo Gas Company, Ltd.	55,896	1,267,310
UGI Corp.	43,525	1,001,075
		16,470,628
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	11,108	58,317
Corp ACCIONA Energias Renovables SA	9,398	242,071
EDP Renovaveis SA	43,842	718,019
Meridian Energy, Ltd.	184,334	566,894
Montauk Renewables, Inc. (A)	11,610	105,767
Ormat Technologies, Inc.	19,791	1,383,787
RWE AG	90,236	3,349,541
Sunnova Energy International, Inc. (A)(B)	16,333	171,007
The AES Corp.	66,140	1,005,328
Vistra Corp.	71,791	2,382,025
		9,982,756
Multi-utilities – 0.7%
Ameren Corp.	25,950	1,941,839
Avista Corp.	12,160	393,619
Black Hills Corp.	24,586	1,243,806
CenterPoint Energy, Inc.	62,354	1,674,205
Centrica PLC	794,146	1,493,718
CMS Energy Corp.	28,819	1,530,577
Consolidated Edison, Inc.	33,438	2,859,952
Dominion Energy, Inc.	82,601	3,689,787
DTE Energy Company	20,366	2,021,936
E.ON SE	320,419	3,789,278
Engie SA	260,669	3,997,661
National Grid PLC	525,496	6,284,589
NiSource, Inc.	40,815	1,007,314
NorthWestern Corp.	22,134	1,063,760
Public Service Enterprise Group, Inc.	49,304	2,805,891
Sembcorp Industries, Ltd.	127,600	474,275
Sempra	62,183	4,230,309
Unitil Corp.	2,601	111,089
Veolia Environnement SA	96,993	2,803,694
WEC Energy Group, Inc.	31,169	2,510,663
		45,927,962
Water utilities – 0.1%
American States Water Company	5,956	468,618
American Water Works Company, Inc.	19,233	2,381,622
Artesian Resources Corp., Class A	1,552	65,168
Cadiz, Inc. (A)	7,937	26,271
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
California Water Service Group	9,408	$445,092
Consolidated Water Company, Ltd.	2,977	84,666
Essential Utilities, Inc.	50,562	1,735,793
Global Water Resources, Inc.	3,039	29,630
Middlesex Water Company	2,829	187,421
Pure Cycle Corp. (A)	4,085	39,216
Severn Trent PLC	36,003	1,038,096
SJW Group	5,079	305,299
The York Water Company	2,618	98,149
United Utilities Group PLC	97,317	1,124,498
		8,029,539
		181,984,669
TOTAL COMMON STOCKS (Cost $3,683,123,198)		$6,463,130,603
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	8,249	767,822
Dr. Ing. h.c. F. Porsche AG (C)	16,252	1,524,878
Porsche Automobil Holding SE	21,854	1,074,986
Volkswagen AG	29,429	3,381,373
		6,749,059
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	24,156	1,720,136
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,740	1,266,715
TOTAL PREFERRED SECURITIES (Cost $10,566,293)		$9,735,910
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-24; Strike Price: $116.37) (A)	917	25,162
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	7,543
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	148,894
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	7,056
TOTAL WARRANTS (Cost $15,655)		$188,655
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 5.2943% (E)(F)	23,177,324	231,673,573
TOTAL SHORT-TERM INVESTMENTS (Cost $231,677,570)		$231,673,573
Total Investments (Strategic Equity Allocation Trust) (Cost $3,925,382,716) – 99.7%		$6,704,728,741
Other assets and liabilities, net – 0.3%		22,164,875
TOTAL NET ASSETS – 100.0%		$6,726,893,616
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.

260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $18,515,364.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Strategic Equity Allocation Trust (continued)
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $19,240,789.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	828	Long	Dec 2023	$86,749,701	$84,518,100	$(2,231,601)
Russell 2000 E-Mini Index Futures	181	Long	Dec 2023	16,935,642	16,277,330	(658,312)
S&P 500 E-Mini Index Futures	606	Long	Dec 2023	136,517,603	131,062,650	(5,454,953)
S&P Mid 400 E-Mini Index Futures	74	Long	Dec 2023	19,282,304	18,650,960	(631,344)
						$(8,976,210)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.4%
U.S. Government – 10.6%
U.S. Treasury Bonds
2.000%, 02/15/2050		$4,548,000	$2,654,184
2.375%, 02/15/2042		2,250,000	1,555,225
2.750%, 11/15/2042		995,000	726,389
3.000%, 02/15/2049 to 08/15/2052		8,210,000	5,996,167
3.625%, 02/15/2053		2,845,000	2,352,904
U.S. Treasury Notes
0.500%, 02/28/2026		1,775,000	1,598,055
1.500%, 01/31/2027		4,680,000	4,213,828
1.875%, 02/15/2032		1,509,000	1,225,768
2.625%, 05/31/2027		1,015,000	943,554
2.750%, 08/15/2032		4,205,000	3,641,267
2.875%, 05/15/2032		10,035,000	8,808,444
3.500%, 02/15/2033		4,330,000	3,972,775
5.000%, 08/31/2025		925,000	923,121
			38,611,681
U.S. Government Agency – 3.8%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/2052		850,370	781,914
5.000%, 08/01/2052 to 11/01/2052		2,766,561	2,627,491
5.500%, 11/01/2052 to 09/01/2053		4,473,686	4,354,016
Federal National Mortgage Association
4.500%, 09/01/2052		2,020,934	1,870,245
5.000%, 11/01/2052		764,134	724,862
5.500%, 10/01/2052 to 12/01/2052		3,797,991	3,682,875
			14,041,403
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $58,835,615)			$52,653,084
FOREIGN GOVERNMENT OBLIGATIONS – 22.4%
Australia – 1.5%
Commonwealth of Australia
0.500%, 09/21/2026	AUD	775,000	448,624
1.000%, 12/21/2030		905,000	461,736
New South Wales Treasury Corp.
1.250%, 03/20/2025		1,370,000	841,624
1.500%, 02/20/2032		2,750,000	1,352,620
2.000%, 03/08/2033		765,000	380,276
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
New South Wales Treasury Corp. (continued)
3.000%, 05/20/2027	AUD	630,000	$387,050
Queensland Treasury Corp. 2.750%, 08/20/2027 (A)		910,000	552,356
Treasury Corp. of Victoria 2.250%, 11/20/2034		795,000	382,685
Western Australian Treasury Corp. 1.500%, 10/22/2030		1,600,000	835,402
			5,642,373
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	755,000	691,005
Brazil – 0.9%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2027	BRL	16,510,000	3,330,801
Canada – 2.6%
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)	CAD	635,000	388,803
Government of Canada
0.500%, 12/01/2030		905,000	518,600
1.250%, 03/01/2025		2,310,000	1,615,529
1.500%, 09/01/2024		885,000	630,854
2.750%, 06/01/2033		1,820,000	1,203,632
Province of Alberta 0.625%, 04/18/2025	EUR	455,000	458,284
Province of British Columbia 4.200%, 07/06/2033		$750,000	702,308
Province of Ontario
1.350%, 12/02/2030	CAD	2,750,000	1,616,006
3.450%, 06/02/2045		1,060,000	626,838
Province of Quebec
0.200%, 04/07/2025	EUR	285,000	285,280
1.500%, 12/15/2023	GBP	497,000	601,458
4.500%, 09/08/2033		$824,000	790,618
			9,438,210
China – 0.2%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	582,120

261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 0.2%
Republic of Colombia
3.250%, 04/22/2032		$335,000	$240,410
4.500%, 03/15/2029		235,000	203,937
5.625%, 02/26/2044		235,000	167,832
			612,179
Finland – 0.2%
Republic of Finland 5.640%, (3 month NIBOR + 1.250%), 01/10/2025 (B)	NOK	7,000,000	664,399
Germany – 1.0%
Federal Republic of Germany 3.250%, 07/04/2042	EUR	435,000	472,553
Federal Republic of Germany, Zero Coupon 0.000%, 11/15/2027 to 05/15/2035		3,900,000	3,329,925
			3,802,478
Greece – 0.1%
Republic of Greece 2.000%, 04/22/2027 (A)		414,000	412,779
India – 1.0%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$630,000	582,800
Republic of India
5.220%, 06/15/2025	INR	80,250,000	935,317
6.100%, 07/12/2031		33,840,000	379,587
6.450%, 10/07/2029		33,000,000	381,730
7.060%, 04/10/2028		45,750,000	551,235
7.260%, 02/06/2033		29,600,000	357,014
7.270%, 04/08/2026		15,300,000	183,767
7.380%, 06/20/2027		30,500,000	367,874
			3,739,324
Indonesia – 3.4%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	900,015
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	198,416
2.150%, 07/18/2024 (A)		740,000	766,962
3.050%, 03/12/2051		$545,000	351,528
3.850%, 10/15/2030		405,000	362,589
5.125%, 04/15/2027	IDR	6,216,000,000	385,937
6.375%, 08/15/2028 to 04/15/2032		44,636,000,000	2,844,747
6.500%, 06/15/2025		41,210,000,000	2,673,921
6.625%, 05/15/2033		6,431,000,000	411,120
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	734,103
8.125%, 05/15/2024		3,514,000,000	229,744
8.375%, 09/15/2026		12,897,000,000	877,523
8.750%, 05/15/2031		17,423,000,000	1,262,082
9.000%, 03/15/2029		6,709,000,000	481,213
			12,479,900
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	298,028
Italy – 0.2%
Republic of Italy 1.250%, 02/17/2026		$742,000	667,108
Japan – 0.8%
Government of Japan
0.005%, 03/20/2027	JPY	107,000,000	712,152
0.100%, 06/20/2025		319,300,000	2,139,714
			2,851,866
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia – 1.4%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	$409,186
3.828%, 07/05/2034		1,965,000	408,715
3.844%, 04/15/2033		6,033,000	1,264,344
3.882%, 03/14/2025		2,835,000	607,858
3.899%, 11/16/2027		3,370,000	721,680
3.900%, 11/30/2026		1,805,000	387,307
3.906%, 07/15/2026		3,855,000	828,079
4.498%, 04/15/2030		3,215,000	708,763
			5,335,932
Mexico – 1.4%
Government of Mexico
5.000%, 03/06/2025	MXN	15,611,000	828,845
7.500%, 05/26/2033		46,370,000	2,259,578
7.750%, 05/29/2031		40,230,000	2,032,218
			5,120,641
New Zealand – 1.7%
Government of New Zealand
0.500%, 05/15/2024 to 05/15/2026	NZD	3,900,000	2,191,805
2.750%, 04/15/2025		690,000	395,612
3.500%, 04/14/2033		4,015,000	2,082,202
4.500%, 04/15/2027		1,175,000	684,321
New Zealand Local Government Funding Agency
3.000%, 05/15/2035		1,135,000	506,885
3.500%, 04/14/2033		1,035,000	509,100
			6,369,925
Norway – 1.1%
Kingdom of Norway
1.250%, 09/17/2031 (A)	NOK	11,450,000	870,258
1.750%, 03/13/2025 to 02/17/2027 (A)		11,725,000	1,054,236
2.125%, 05/18/2032 (A)		10,990,000	887,284
Kommunalbanken AS
4.250%, 07/16/2025	AUD	1,070,000	682,920
5.250%, 07/15/2024		764,000	493,755
			3,988,453
Philippines – 1.7%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,369,847
2.625%, 08/12/2025	PHP	88,455,000	1,461,583
3.625%, 09/09/2025		32,845,000	550,705
6.125%, 08/22/2028		50,410,000	884,276
6.250%, 01/14/2036		43,000,000	725,124
6.750%, 09/15/2032		49,410,000	879,695
8.000%, 09/30/2035		17,600,000	346,846
			6,218,076
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	615,478
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	200,000	136,591
3.375%, 09/01/2033		1,250,000	910,955
			1,047,546
South Korea – 1.7%
Republic of Korea
1.375%, 12/10/2029	KRW	557,700,000	355,038
2.125%, 06/10/2027		1,303,700,000	906,799
2.375%, 03/10/2027		3,972,830,000	2,798,489
3.125%, 09/10/2027		874,000,000	628,720
3.250%, 06/10/2033		1,308,000,000	904,736

262

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea (continued)
4.250%, 12/10/2032	KRW	893,100,000	$671,055
			6,264,837
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$475,000	355,484
United Kingdom – 0.4%
Government of United Kingdom
0.125%, 01/31/2024	GBP	260,000	312,211
0.250%, 01/31/2025		335,000	384,992
4.250%, 12/07/2027		750,000	909,209
			1,606,412
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $91,348,024)			$82,135,354
CORPORATE BONDS – 44.5%
Communication services – 3.9%
AT&T, Inc. 0.900%, 03/25/2024		$315,000	307,628
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	448,294
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	179,367
5.125%, 07/01/2049		1,395,000	1,016,908
5.750%, 04/01/2048		790,000	630,784
Globo Comunicacao e Participacoes SA 5.500%, 01/14/2032 (A)		550,000	451,736
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)		785,000	631,450
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	581,738
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,449,100
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,435,000	1,148,875
Sprint LLC 7.625%, 02/15/2025		370,000	375,422
T-Mobile USA, Inc.
2.625%, 02/15/2029		435,000	368,520
2.875%, 02/15/2031		400,000	324,301
3.375%, 04/15/2029		470,000	413,384
3.500%, 04/15/2031		950,000	803,291
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	565,941
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	553,487
5.500%, 05/15/2029 (A)		1,161,000	1,034,317
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	635,946
4.250%, 01/31/2031 (A)		$1,225,000	975,474
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,500,248
			14,396,211
Consumer discretionary – 6.0%
Carnival Corp. 5.750%, 03/01/2027 (A)		1,165,000	1,054,586
Duke University 3.299%, 10/01/2046		781,000	543,541
Ford Motor Company 3.250%, 02/12/2032		870,000	670,477
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	372,489
2.900%, 02/16/2028		$360,000	306,548
3.625%, 06/17/2031		1,011,000	816,941
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
4.000%, 11/13/2030	$255,000	$212,975
4.125%, 08/17/2027	205,000	186,709
4.542%, 08/01/2026	445,000	417,727
4.950%, 05/28/2027	1,115,000	1,046,598
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)	485,000	391,005
4.875%, 01/15/2030	710,000	646,155
Hyatt Hotels Corp. 5.750%, 04/23/2030	1,104,000	1,070,272
Massachusetts Institute of Technology 2.989%, 07/01/2050	465,000	309,165
MercadoLibre, Inc.
2.375%, 01/14/2026	565,000	515,682
3.125%, 01/14/2031	450,000	354,101
MGM Resorts International 4.750%, 10/15/2028	105,000	92,508
New Red Finance, Inc.
3.500%, 02/15/2029 (A)	1,918,000	1,641,910
3.875%, 01/15/2028 (A)	970,000	870,129
4.000%, 10/15/2030 (A)	2,424,000	2,014,280
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (A)	210,000	161,700
5.875%, 09/01/2031 (A)	503,000	370,963
President and Fellows of Harvard College 2.517%, 10/15/2050	1,020,000	608,775
Royal Caribbean Cruises, Ltd.
5.500%, 04/01/2028 (A)	1,235,000	1,132,485
11.625%, 08/15/2027 (A)	264,000	286,413
Travel + Leisure Company
4.500%, 12/01/2029 (A)	895,000	750,681
6.625%, 07/31/2026 (A)	372,000	361,956
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)	660,000	592,801
Yum! Brands, Inc.
3.625%, 03/15/2031	2,095,000	1,724,551
4.625%, 01/31/2032	875,000	758,995
4.750%, 01/15/2030 (A)	1,773,000	1,592,544
		21,875,662
Consumer staples – 2.6%
Becle SAB de CV 2.500%, 10/14/2031 (A)	795,000	607,380
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	1,485,000	1,405,898
JBS USA LUX SA
3.625%, 01/15/2032	1,070,000	851,945
5.750%, 04/01/2033	735,000	672,204
Kraft Heinz Foods Company
4.375%, 06/01/2046	1,445,000	1,126,004
6.875%, 01/26/2039	735,000	770,967
7.125%, 08/01/2039 (A)	975,000	1,034,475
MARB BondCo PLC 3.950%, 01/29/2031 (A)	1,205,000	893,542
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)	205,000	203,287
Post Holdings, Inc.
4.500%, 09/15/2031 (A)	515,000	428,631
5.500%, 12/15/2029 (A)	285,000	258,347
5.625%, 01/15/2028 (A)	1,255,000	1,186,437
		9,439,117

263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 7.0%
Aker BP ASA 3.750%, 01/15/2030 (A)		$750,000	$644,473
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	345,313
5.250%, 06/15/2037		$73,000	65,343
5.400%, 06/15/2047		462,000	396,808
6.750%, 11/15/2039		1,986,000	1,981,172
Cheniere Energy Partners LP 4.000%, 03/01/2031		2,067,000	1,767,153
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		1,000,000	1,021,469
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		240,000	234,265
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,936,000	1,449,772
5.750%, 01/15/2031 (A)		1,490,000	1,399,788
Ecopetrol SA
4.625%, 11/02/2031		435,000	332,112
5.375%, 06/26/2026		230,000	220,820
5.875%, 05/28/2045		235,000	154,856
6.875%, 04/29/2030		470,000	429,138
Enbridge, Inc.
3.125%, 11/15/2029		990,000	853,353
8.500%, (8.500% to 10-15-33, then 5 Year CMT + 4.431%), 01/15/2084		860,000	852,923
EQT Corp.
3.625%, 05/15/2031 (A)		1,645,000	1,391,571
3.900%, 10/01/2027		325,000	300,616
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	210,699
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		922,770	707,663
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,180,000	1,171,150
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	141,187
3.400%, 04/15/2026		638,000	595,485
6.125%, 01/01/2031		955,000	941,291
6.625%, 09/01/2030		1,160,000	1,175,370
7.500%, 05/01/2031		565,000	599,602
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,375,000	1,338,097
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	214,256
3.650%, 07/30/2029 (A)		295,000	263,758
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (A)		505,000	487,527
QatarEnergy
2.250%, 07/12/2031 (A)		935,000	748,202
3.300%, 07/12/2051 (A)		295,000	191,195
Southwestern Energy Company 5.700%, 01/23/2025		17,000	16,752
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	68,978
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,460,000	1,305,582
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	68,616
Var Energi ASA 7.500%, 01/15/2028 (A)		680,000	697,775
Western Midstream Operating LP 4.050%, 02/01/2030		975,000	852,240
			25,636,370
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 7.8%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2068		$1,700,000	$1,873,546
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	347,405
Bank of Montreal 7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,230,000	876,472
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	496,074
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	973,835
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	881,937
European Financial Stability Facility, Zero Coupon 0.000%, 10/15/2025		575,000	566,881
European Investment Bank 0.250%, 01/20/2032		1,085,000	890,544
Fidelity National Information Services, Inc.
1.000%, 12/03/2028		425,000	381,291
1.500%, 05/21/2027		820,000	785,623
Fiserv, Inc. 1.125%, 07/01/2027		290,000	274,880
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	358,778
2.750%, 10/30/2025		500,000	310,099
4.600%, 03/01/2029 (C)	CAD	650,000	478,916
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,940,000	1,627,094
1.250%, 03/16/2026	NOK	2,920,000	252,400
1.800%, 01/19/2027	CAD	625,000	418,535
1.900%, 01/16/2025		1,065,000	751,534
4.250%, 09/18/2030		505,000	363,749
5.000%, 06/22/2026	NZD	1,905,000	1,122,214
International Development Association 1.750%, 02/17/2027	NOK	2,750,000	234,600
International Finance Corp.
0.375%, 09/10/2025	NZD	1,240,000	669,842
3.600%, 02/24/2026	AUD	1,395,000	877,459
KfW 2.875%, 02/17/2027	NOK	2,280,000	201,867
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	300,163
3.625%, 09/01/2030 to 11/01/2031 (A)		2,874,000	2,381,851
3.875%, 02/15/2031 (A)		765,000	648,112
Nordea Eiendomskreditt AS 5.070%, (3 month NIBOR + 0.340%), 06/19/2024 (B)	NOK	8,000,000	749,147
Nordic Investment Bank
1.875%, 04/10/2024		3,920,000	360,896
3.000%, 08/23/2027		5,180,000	460,174
4.000%, 11/04/2026		2,000,000	183,553
Popular, Inc. 7.250%, 03/13/2028		$750,000	747,780
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	324,940
Royal Bank of Canada 4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (D)	CAD	615,000	336,829

264

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	$688,232
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$885,000	882,629
The Goldman Sachs Group, Inc.
0.250%, 01/26/2028	EUR	80,000	71,380
2.000%, 11/01/2028		328,000	311,255
The Toronto-Dominion Bank
2.667%, 09/09/2025	CAD	1,422,000	986,538
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$960,000	955,060
U.S. Bancorp
0.850%, 06/07/2024	EUR	1,660,000	1,709,211
3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (D)		$637,000	467,456
			28,580,781
Health care – 3.7%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	535,613
2.625%, 11/15/2028		300,000	285,183
Centene Corp.
2.500%, 03/01/2031		$905,000	695,238
3.000%, 10/15/2030		1,795,000	1,447,865
3.375%, 02/15/2030		1,765,000	1,472,137
4.625%, 12/15/2029		260,000	234,164
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,482,496
HCA, Inc.
3.500%, 09/01/2030		$3,998,000	3,382,410
4.125%, 06/15/2029		1,175,000	1,063,705
5.500%, 06/01/2033		715,000	676,192
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		367,000	310,122
4.950%, 01/17/2028 (A)		310,000	282,609
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	592,999
0.750%, 09/12/2024		282,000	288,782
1.400%, 01/23/2026		468,000	467,328
UnitedHealth Group, Inc. 0.550%, 05/15/2024		$395,000	382,555
			13,599,398
Industrials – 4.2%
AECOM 5.125%, 03/15/2027		1,460,000	1,382,772
Airbus SE 1.625%, 06/09/2030	EUR	255,000	232,328
American Airlines, Inc.
5.500%, 04/20/2026 (A)		$1,072,500	1,047,471
5.750%, 04/20/2029 (A)		790,000	734,740
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	564,211
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 12/10/2029		393,619	345,313
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	518,939
4.750%, 10/20/2028 (A)		3,217,000	3,057,253
7.375%, 01/15/2026		165,000	166,989
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	545,143
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	219,220
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Singapore Airlines, Ltd. 3.375%, 01/19/2029		$420,000	$380,285
The Boeing Company
5.150%, 05/01/2030		2,425,000	2,317,084
5.805%, 05/01/2050		850,000	769,690
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		500,000	505,878
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	931,621
4.000%, 07/15/2030		660,000	562,468
4.875%, 01/15/2028		530,000	495,075
6.000%, 12/15/2029 (A)		670,000	652,346
			15,428,826
Information technology – 0.3%
CDW LLC 4.250%, 04/01/2028		165,000	150,401
Dell International LLC 8.350%, 07/15/2046		541,000	632,318
Gartner, Inc. 3.750%, 10/01/2030 (A)		475,000	398,622
			1,181,341
Materials – 3.6%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		960,000	800,440
Ball Corp.
2.875%, 08/15/2030		2,440,000	1,933,442
6.875%, 03/15/2028		1,120,000	1,126,772
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	569,959
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	464,566
5.875%, 01/31/2050 (A)		585,000	421,367
Cemex SAB de CV 3.875%, 07/11/2031 (A)		1,355,000	1,134,969
Cleveland-Cliffs, Inc.
4.875%, 03/01/2031 (A)		780,000	664,212
6.750%, 04/15/2030 (A)		856,000	800,032
CSN Islands XI Corp. 6.750%, 01/28/2028 (A)		835,000	772,695
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	128,247
4.625%, 08/01/2030		490,000	441,479
5.400%, 11/14/2034		495,000	453,043
5.450%, 03/15/2043		1,905,000	1,624,194
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		435,000	445,940
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,064,930
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	382,126
			13,228,413
Real estate – 2.4%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	241,781
1.950%, 05/22/2026		305,000	302,978
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	718,428
Boston Properties LP 2.750%, 10/01/2026		134,000	120,149
Crown Castle, Inc. 2.900%, 04/01/2041		215,000	138,017
Host Hotels & Resorts LP
3.375%, 12/15/2029		690,000	579,635

265

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Host Hotels & Resorts LP (continued)
3.500%, 09/15/2030		$240,000	$198,989
SBA Communications Corp.
3.125%, 02/01/2029		1,305,000	1,088,464
3.875%, 02/15/2027		2,400,000	2,199,062
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	952,483
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	761,090
4.625%, 12/01/2029 (A)		785,000	696,334
5.125%, 05/15/2032		925,000	827,943
			8,825,353
Utilities – 3.0%
Brazos Securitization LLC
5.014%, 03/01/2034 (A)		665,905	637,328
5.413%, 09/01/2052 (A)		860,000	797,718
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,260,175
E.ON SE 0.375%, 09/29/2027	EUR	315,000	290,711
EDP Finance BV 0.375%, 09/16/2026		130,000	123,551
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440%), 06/15/2076		$1,220,000	1,171,157
Engie SA 0.375%, 06/21/2027	EUR	300,000	278,186
FirstEnergy Corp.
4.150%, 07/15/2027		$1,170,000	1,087,481
7.375%, 11/15/2031		1,355,000	1,478,652
Greenko Dutch BV 3.850%, 03/29/2026 (A)		568,875	510,986
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	413,875
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025 (A)		775,000	742,428
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (A)		490,000	402,309
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,353,888
The AES Corp. 3.950%, 07/15/2030 (A)		160,000	137,907
United Electric Securitization LLC 5.109%, 06/01/2033 (A)		170,000	165,202
			10,851,554
TOTAL CORPORATE BONDS (Cost $185,450,955)			$163,043,026
CONVERTIBLE BONDS – 3.0%
Communication services – 0.6%
Liberty Broadband Corp. 3.125%, 03/31/2053 (A)		1,960,000	2,041,340
Consumer discretionary – 0.8%
Burlington Stores, Inc. 1.250%, 12/15/2027 (A)		730,000	682,550
Carnival Corp. 5.750%, 12/01/2027 (A)		860,000	1,148,100
Liberty Media Corp. 2.375%, 09/30/2053 (A)		530,000	531,855
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027 (A)		755,000	658,738
			3,021,243
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Industrials – 1.0%
Air Canada 4.000%, 07/01/2025	$500,000	$560,105
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,488,465
Southwest Airlines Company 1.250%, 05/01/2025	915,000	908,138
Uber Technologies, Inc. 3.146%, 12/15/2025 (E)	945,000	881,606
		3,838,314
Utilities – 0.6%
American Water Capital Corp. 3.625%, 06/15/2026 (A)	1,005,000	968,619
CenterPoint Energy, Inc. 4.250%, 08/15/2026 (A)	1,120,000	1,092,560
		2,061,179
TOTAL CONVERTIBLE BONDS (Cost $11,615,594)		$10,962,076
MUNICIPAL BONDS – 2.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	1,210,000	722,306
City of Norfolk (Virginia) 1.804%, 10/01/2031	410,000	318,473
City of San Antonio (Texas) 5.718%, 02/01/2041	240,000	238,939
Commonwealth of Massachusetts 2.900%, 09/01/2049	595,000	384,882
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198%, 12/01/2039	730,000	697,801
Massachusetts Educational Financing Authority 5.950%, 07/01/2044	870,000	789,904
Massachusetts School Building Authority 2.950%, 05/15/2043	370,000	255,957
Massachusetts Water Resources Authority 3.124%, 08/01/2039	775,000	583,976
South Carolina Public Service Authority 5.740%, 01/01/2030	245,000	244,375
State Board of Administration Finance Corp. (Florida) 2.154%, 07/01/2030	333,000	266,700
State of Texas 5.235%, 10/01/2043	940,000	891,346
University of Nebraska Facilities Corp. 3.037%, 10/01/2049	335,000	231,683
University of Virginia 2.256%, 09/01/2050	1,930,000	1,098,566
University of Washington 2.618%, 04/01/2042	805,000	524,458
Utah Transit Authority 3.443%, 12/15/2042	655,000	476,645
TOTAL MUNICIPAL BONDS (Cost $8,386,767)		$7,726,011
TERM LOANS (F) – 0.7%
Consumer discretionary – 0.0%
APX Group, Inc., 2021 Term Loan B (1 month SOFR + 3.250%) 8.657%, 07/10/2028	39,496	39,441
Industrials – 0.7%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month SOFR + 4.750%) 10.338%, 04/20/2028	574,750	591,418

266

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month SOFR + 5.250%) 10.798%, 06/21/2027	$626,250	$649,803
United Airlines, Inc., 2021 Term Loan B (1 month SOFR + 3.750%) 9.182%, 04/21/2028	1,223,769	1,224,050
		2,465,271
TOTAL TERM LOANS (Cost $2,472,062)		$2,504,712
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Commercial and residential – 3.4%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)	254,486	234,268
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 7.651%, 05/15/2039 (A)(B)	300,000	295,859
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%), 6.367%, 10/15/2036 (A)(B)	1,704,346	1,699,490
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 6.367%, 12/15/2038 (A)(B)	470,000	459,975
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.147%, 09/15/2036 (A)(B)	535,000	520,562
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	573,915
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%), 7.497%, 08/15/2039 (A)(B)	795,000	796,495
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%), 7.996%, 08/15/2041 (A)(B)	480,000	480,000
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.117%) 6.450%, 12/15/2037 (A)(B)	364,300	362,491
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 6.015%, 10/12/2040 (A)(G)	470,000	457,648
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(G)	329,698	310,415
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month CME Term SOFR + 1.027%), 6.360%, 05/15/2036 (A)(B)	1,032,431	1,031,314
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter), 2.656%, 10/25/2059 (A)	67,995	64,931
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	378,345	368,961
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	3,153,402	32,909
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	3,229,552	42,511
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	$3,349,656	$41,662
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 8.618%, 08/15/2039 (A)(B)	640,000	639,799
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.627%, 05/15/2039 (A)(B)	1,155,000	1,134,122
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 7.126%, 05/15/2039 (A)(B)	1,090,000	1,066,747
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.308%, 11/25/2034 (G)	67,323	65,814
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/15/2040 (A)	300,000	287,595
Verus Securitization Trust
Series 2022-4, Class A2, 4.740%, 04/25/2067 (A)(G)	443,683	407,142
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	280,179	274,675
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	771,736	746,986
		12,396,286
U.S. Government Agency – 2.4%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 7.315%, 04/25/2042 (A)(B)	560,681	564,681
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 7.515%, 05/25/2042 (A)(B)	664,286	671,294
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 8.665%, 05/25/2042 (A)(B)	1,165,000	1,207,477
Series 2022-DNA6, Class M1A (1 month SOFR + 2.150%), 7.465%, 09/25/2042 (A)(B)	655,345	661,956
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%), 7.815%, 03/25/2052 (A)(B)	507,215	515,281
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 8.815%, 03/25/2042 (A)(B)	365,000	377,171
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.865%, 08/25/2042 (A)(B)	540,000	558,088
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (1 month SOFR + 6.200%), 11.515%, 11/25/2041 (A)(B)	285,000	285,000
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%), 6.315%, 12/25/2041 (A)(B)	199,683	198,498

267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 7.415%, 03/25/2042 (A)(B)	$85,032	$86,026
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 7.315%, 03/25/2042 (A)(B)	172,266	173,448
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%), 8.315%, 04/25/2042 (A)(B)	1,420,000	1,439,922
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 8.065%, 05/25/2042 (A)(B)	323,882	331,992
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%), 7.815%, 09/25/2042 (A)(B)	623,129	630,274
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%), 7.715%, 12/25/2042 (A)(B)	469,389	477,312
Series 2023-R03, Class 2M2 (1 month SOFR + 3.900%), 9.215%, 04/25/2043 (A)(B)	320,000	334,264
Series 2023-R06, Class 1M2 (1 month SOFR + 2.700%), 8.015%, 07/25/2043 (A)(B)	450,000	452,388
		8,965,072
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,257,966)		$21,361,358
ASSET BACKED SECURITIES – 1.7%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	462,752
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	465,600	435,230
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	843,913	809,608
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	525,771	477,032
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	335,387	299,030
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	97,626	95,264
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	605,000	600,216
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,462,500	1,409,517
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2 5.169%, 04/01/2041	970,000	926,154
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	720,000	710,077
TOTAL ASSET BACKED SECURITIES (Cost $6,480,534)		$6,224,880
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.8%
Utilities – 0.8%
NextEra Energy, Inc., 6.926%	51,700	$1,955,811
The AES Corp., 6.875%	13,600	829,600
TOTAL PREFERRED SECURITIES (Cost $3,855,450)		$2,785,411
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 5.2943% (H)(I)	1,339,801	13,392,248
TOTAL SHORT-TERM INVESTMENTS (Cost $13,393,436)		$13,392,248
Total Investments (Strategic Income Opportunities Trust) (Cost $403,096,403) – 99.0%		$362,788,160
Other assets and liabilities, net – 1.0%		3,574,119
TOTAL NET ASSETS – 100.0%		$366,362,279
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $106,383,340 or 29.0% of the fund's net assets as of 9-30-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 9-30-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	3	Long	Dec 2023	$415,820	$408,014	$(7,806)
10-Year U.S. Treasury Note Futures	51	Short	Dec 2023	(5,585,264)	(5,511,188)	74,076
2-Year U.S. Treasury Note Futures	4	Short	Dec 2023	(812,995)	(810,844)	2,151
Euro-BTP Italian Government Bond Futures	4	Short	Dec 2023	(479,903)	(464,048)	15,855
U.S. Treasury Long Bond Futures	16	Short	Dec 2023	(1,881,974)	(1,820,500)	61,474
						$145,750

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	649,935	USD	480,808	MSCS	10/12/2023	—	$(2,238)
CAD	423,036	USD	315,000	SSB	1/17/2024	—	(3,000)
EUR	1,148,726	NOK	12,978,394	GSI	1/17/2024	$3,961	—
EUR	1,272,323	NOK	14,347,605	RBC	1/17/2024	6,937	—
EUR	1,393,407	USD	1,496,582	CIBC	1/17/2024	—	(15,699)
EUR	1,233,906	USD	1,332,274	CITI	1/17/2024	—	(20,905)
EUR	3,150,000	USD	3,361,986	GSI	1/17/2024	—	(14,232)
GBP	315,000	CAD	516,962	SSB	1/17/2024	3,361	—
JPY	332,470,258	CAD	3,120,000	RBC	1/17/2024	—	(36,693)
JPY	450,862,824	USD	3,128,750	MSCS	1/17/2024	—	(58,010)
MXN	27,556,561	USD	1,564,375	BARC	1/17/2024	—	(11,221)
MXN	22,033,497	USD	1,233,941	SSB	1/17/2024	7,920	—
USD	8,092,033	AUD	12,549,639	ANZ	1/17/2024	—	(6,549)
USD	836,482	BRL	4,200,646	CITI	1/17/2024	11,312	—
USD	257,770	CAD	345,830	BARC	1/17/2024	2,712	—
USD	957,205	CAD	1,287,283	CIBC	1/17/2024	7,799	—
USD	1,933,915	CAD	2,600,440	CITI	1/17/2024	16,019	—
USD	3,160,000	CAD	4,239,898	HUS	1/17/2024	32,960	—
USD	586,026	CAD	785,577	JPM	1/17/2024	6,642	—
USD	481,554	CAD	649,935	MSCS	1/17/2024	2,209	—
USD	5,888,865	CAD	7,958,428	RBC	1/17/2024	19,309	—
USD	315,000	CAD	425,696	SSB	1/17/2024	1,038	—
USD	976,710	CAD	1,310,458	UBS	1/17/2024	10,211	—
USD	2,128,077	EUR	1,982,093	BARC	1/17/2024	21,550	—
USD	13,453,492	EUR	12,451,852	CITI	1/17/2024	219,923	—
USD	13,452,452	EUR	12,451,017	GSI	1/17/2024	219,773	—
USD	3,386,487	EUR	3,150,000	MSCS	1/17/2024	38,733	—
USD	3,814,430	GBP	3,053,895	HUS	1/17/2024	85,435	—
USD	1,565,625	MXN	27,734,734	BARC	1/17/2024	2,429	—
USD	625,000	MXN	11,061,059	GSI	1/17/2024	1,572	—
USD	4,143,978	MXN	73,044,377	JPM	1/17/2024	27,023	—
USD	1,565,625	MXN	27,320,156	MSCS	1/17/2024	25,796	—
USD	607,691	MXN	10,814,768	SSB	1/17/2024	—	(1,855)
USD	3,028,000	NOK	32,246,239	RBC	1/17/2024	4,526	—
USD	7,914,338	NZD	13,413,472	CITI	1/17/2024	—	(125,047)
USD	4,136,492	SGD	5,620,561	CIBC	1/17/2024	4,616	—
USD	2,068,246	SGD	2,810,591	MSCS	1/17/2024	2,080	—
USD	15,447,965	SGD	20,917,967	SSB	1/17/2024	70,421	—
						$856,267	$(295,449)
269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 69.0%
U.S. Government – 40.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$3,774,375
2.000%, 11/15/2041 to 08/15/2051	19,000,000	11,466,992
2.250%, 08/15/2049	2,000,000	1,245,000
2.750%, 08/15/2047	3,000,000	2,094,258
2.875%, 05/15/2049	1,500,000	1,070,039
3.000%, 02/15/2047 to 08/15/2052	26,635,000	19,501,998
3.375%, 08/15/2042	8,000,000	6,481,875
3.625%, 02/15/2053 to 05/15/2053	10,000,000	8,275,000
3.875%, 02/15/2043 to 05/15/2043	9,000,000	7,828,125
4.000%, 11/15/2052	6,000,000	5,317,969
4.250%, 05/15/2039 to 11/15/2040	4,610,000	4,335,911
4.375%, 05/15/2041	1,830,000	1,725,275
4.625%, 02/15/2040	5,000,000	4,897,461
4.750%, 02/15/2041	2,000,000	1,978,047
U.S. Treasury Notes
0.250%, 07/31/2025 to 10/31/2025	16,000,000	14,543,594
0.375%, 09/15/2024 to 07/31/2027	3,800,000	3,434,945
0.500%, 10/31/2027	12,000,000	10,150,781
0.625%, 03/31/2027	6,000,000	5,212,969
0.750%, 03/31/2026	4,000,000	3,617,188
0.875%, 01/31/2024 to 09/30/2026	13,000,000	12,342,657
1.125%, 01/15/2025	20,000,000	18,960,938
1.250%, 08/31/2024	4,000,000	3,849,688
1.375%, 08/31/2026 to 11/15/2031	6,000,000	5,073,398
1.500%, 01/31/2027	30,000,000	27,011,725
1.750%, 12/31/2024 to 01/31/2029	34,000,000	29,848,594
2.125%, 05/31/2026	2,000,000	1,864,141
2.250%, 11/15/2027	20,595,000	18,730,187
2.375%, 05/15/2029	5,000,000	4,443,359
2.750%, 08/15/2032	5,000,000	4,329,688
2.875%, 05/15/2028 to 05/15/2032	11,800,000	10,690,555
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.000%, 10/31/2025	$2,000,000	$1,920,469
3.125%, 08/31/2027	4,000,000	3,775,156
3.375%, 05/15/2033	5,000,000	4,534,375
3.500%, 04/30/2030	3,000,000	2,807,695
3.625%, 05/15/2026	4,000,000	3,877,344
3.875%, 09/30/2029	10,000,000	9,592,578
4.000%, 10/31/2029	15,000,000	14,482,617
4.125%, 09/30/2027 to 11/15/2032	25,000,000	24,401,172
4.250%, 09/30/2024 to 10/15/2025	24,000,000	23,667,187
4.375%, 10/31/2024	10,000,000	9,887,891
4.500%, 11/15/2025	10,000,000	9,894,141
		362,937,357
U.S. Government Agency – 28.2%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	1,804,405
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	6,115,383	4,616,743
2.000%, 07/01/2035 to 05/01/2051	5,953,879	4,614,167
2.500%, 04/01/2031 to 04/01/2052	11,684,367	9,401,616
3.000%, 07/01/2032 to 03/01/2052	10,450,602	8,864,896
3.500%, 12/01/2025 to 07/01/2052	8,083,798	7,057,171
4.000%, 02/01/2024 to 09/01/2047	1,030,866	940,765
4.500%, 05/01/2024 to 07/01/2052	6,244,838	5,812,569
5.000%, 04/01/2024 to 07/01/2053	2,744,593	2,598,148
5.500%, 04/01/2027 to 07/01/2053	4,584,636	4,445,153
6.000%, 10/01/2036 to 07/01/2053	3,696,149	3,663,030
6.110%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.861%), 08/01/2037 (A)	349,390	352,862
6.250%, 07/15/2032	450,000	497,880
6.500%, 08/01/2037 to 08/01/2038	23,721	24,615

270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.500%, 09/01/2053 (B)	$2,000,000	$2,025,313
6.750%, 09/15/2029	1,200,000	1,320,483
7.000%, 04/01/2029 to 04/01/2032	7,870	8,096
7.500%, 09/01/2030 to 03/01/2032	3,942	4,120
8.000%, 02/01/2030	388	401
Federal National Mortgage Association
0.500%, 06/17/2025	3,000,000	2,773,794
1.500%, 11/01/2036 to 02/01/2051	6,519,989	5,238,618
2.000%, 02/01/2035 to 02/01/2052	60,648,265	47,534,577
2.125%, 04/24/2026	2,000,000	1,865,436
2.500%, 05/01/2028 to 02/01/2052	35,089,964	28,591,480
2.625%, 09/06/2024	1,000,000	974,062
3.000%, 01/01/2027 to 03/01/2052	16,759,124	14,373,752
3.500%, 12/01/2025 to 02/01/2052	10,314,941	9,073,792
3.710%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	11,136	11,110
4.000%, 03/01/2024 to 06/01/2052	12,056,919	10,891,339
4.000%, 04/01/2053 (B)	2,236,235	2,008,418
4.500%, 08/01/2024 to 09/01/2052	3,426,420	3,196,995
4.570%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.409%), 07/01/2034 (A)	37,972	37,934
4.995%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.843%), 04/01/2037 (A)	61,364	62,148
5.000%, 12/01/2034 to 04/01/2053	5,867,394	5,575,717
5.080%, (1 Year CMT + 2.185%), 05/01/2036 (A)	37,846	38,334
5.107%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.585%), 09/01/2037 (A)	37,836	38,146
5.500%, 01/01/2034 to 07/01/2053	2,084,480	2,025,076
6.000%, 07/01/2027 to 08/01/2038	173,139	176,031
6.175%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.925%), 10/01/2037 (A)	9,251	9,389
6.500%, 07/01/2031 to 04/01/2053	1,099,687	1,110,483
7.000%, 02/01/2031 to 10/01/2038	33,468	34,962
7.125%, 01/15/2030	209,000	235,085
7.250%, 05/15/2030	1,450,000	1,649,143
7.500%, 09/01/2030 to 08/01/2031	12,039	12,489
8.000%, 08/01/2030 to 09/01/2031	2,017	2,098
8.500%, 09/01/2030	183	192
Government National Mortgage Association
2.000%, 02/20/2051	11,277,951	8,952,078
2.500%, 08/20/2050 to 11/20/2051	13,386,026	10,979,992
3.000%, 08/15/2043 to 07/20/2051	10,789,397	9,215,842
3.500%, 04/15/2042 to 01/20/2052	8,934,320	7,931,719
4.000%, 11/15/2026 to 02/20/2053	4,589,214	4,197,516
4.500%, 08/15/2033 to 07/20/2052	3,554,375	3,303,491
4.500%, 03/20/2053 (B)	1,622,340	1,501,678
5.000%, 10/15/2023 to 05/20/2053	1,402,530	1,341,593
5.000%, 11/20/2052 (B)	1,924,762	1,829,842
5.500%, 11/15/2032 to 02/20/2053	2,571,001	2,501,790
6.000%, 07/15/2029 to 05/20/2053	1,312,160	1,305,061
6.500%, 05/15/2028 to 12/15/2038	103,229	105,837
6.500%, 11/20/2052 (B)	1,448,977	1,464,372
7.000%, 08/15/2029 to 05/15/2032	14,526	14,746
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
7.500%, 09/15/2030 to 01/15/2031	$4,341	$4,471
		250,243,061
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $698,369,284)		$613,180,418
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,573,970
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	501,468
Province of Quebec 7.125%, 02/09/2024	150,000	150,670
		652,138
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	949,602
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	783,669
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,850,459
6.050%, 01/11/2040	930,000	858,257
		2,708,716
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	365,233
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	257,929
Turkey – 0.0%
Republic of Turkey 6.000%, 01/14/2041	400,000	294,582
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,275,305)		$7,585,839
CORPORATE BONDS – 26.1%
Communication services – 2.2%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	233,526
2.050%, 08/15/2050	400,000	218,383
AT&T, Inc.
2.550%, 12/01/2033	665,000	488,435
3.800%, 12/01/2057	609,000	385,817
4.750%, 05/15/2046	900,000	710,950
4.850%, 07/15/2045	500,000	399,730
5.150%, 03/15/2042	50,000	43,210
5.400%, 02/15/2034	1,000,000	935,898
6.375%, 03/01/2041	360,000	351,775
7.625%, 04/15/2031	285,000	305,279
Baidu, Inc. 4.125%, 06/30/2025	250,000	241,512
British Telecommunications PLC 9.625%, 12/15/2030	190,000	223,789
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	467,914
5.050%, 03/30/2029	400,000	373,901
5.375%, 05/01/2047	500,000	381,012

271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp.
2.350%, 01/15/2027	$455,000	$412,103
2.887%, 11/01/2051	256,000	150,871
3.450%, 02/01/2050	500,000	338,063
3.999%, 11/01/2049	500,000	371,024
4.049%, 11/01/2052	1,000,000	741,563
4.600%, 10/15/2038	400,000	350,482
6.500%, 11/15/2035	52,000	55,036
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	167,235
Discovery Communications LLC
4.125%, 05/15/2029	900,000	804,172
5.300%, 05/15/2049	400,000	306,294
Fox Corp. 3.500%, 04/08/2030	600,000	520,168
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	213,899
Meta Platforms, Inc. 4.950%, 05/15/2033	700,000	670,844
Paramount Global 4.000%, 01/15/2026	600,000	568,084
Rogers Communications, Inc. 4.500%, 03/15/2042	700,000	542,033
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	116,575
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	236,639
Telefonica Europe BV 8.250%, 09/15/2030	350,000	389,436
The Walt Disney Company 2.650%, 01/13/2031	400,000	331,208
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	564,407
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	265,059
3.875%, 04/15/2030	600,000	531,583
4.500%, 04/15/2050	700,000	536,781
5.750%, 01/15/2054	700,000	645,067
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	478,416
4.125%, 06/01/2044	500,000	394,645
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	304,123
2.875%, 11/20/2050	500,000	289,048
4.016%, 12/03/2029	500,000	453,383
4.522%, 09/15/2048	1,260,000	989,154
Vodafone Group PLC
4.375%, 05/30/2028	400,000	386,419
5.250%, 05/30/2048 (C)	300,000	256,208
		19,141,153
Consumer discretionary – 1.6%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	320,668
2.500%, 06/03/2050	800,000	468,686
4.050%, 08/22/2047	600,000	482,154
4.700%, 12/01/2032	700,000	668,339
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	466,212
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	962,463
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	279,266
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	166,557
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
D.R. Horton, Inc. 1.400%, 10/15/2027	$200,000	$169,888
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	253,741
General Motors Company 5.400%, 04/01/2048	300,000	236,957
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	248,712
3.100%, 01/12/2032	350,000	270,789
5.250%, 03/01/2026	650,000	635,004
Lennar Corp. 4.750%, 11/29/2027	300,000	289,002
Lowe's Companies, Inc.
3.375%, 09/15/2025	460,000	439,738
3.750%, 04/01/2032	700,000	606,130
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	963,015
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	956,520
Starbucks Corp. 3.550%, 08/15/2029	300,000	271,385
The Home Depot, Inc.
2.700%, 04/15/2030	700,000	597,781
3.350%, 09/15/2025	752,000	723,344
4.250%, 04/01/2046	390,000	312,977
5.875%, 12/16/2036	280,000	288,522
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	551,659
4.500%, 04/15/2050	600,000	502,468
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	174,382
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	428,431
1.900%, 09/12/2031	700,000	542,857
3.050%, 01/11/2028	300,000	275,347
Whirlpool Corp. 5.150%, 03/01/2043	300,000	247,308
		13,800,302
Consumer staples – 1.5%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	259,844
4.500%, 05/02/2043	500,000	371,661
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	768,288
4.900%, 02/01/2046	500,000	435,772
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	334,291
4.750%, 01/23/2029	500,000	484,782
BAT Capital Corp.
2.726%, 03/25/2031	600,000	462,983
3.215%, 09/06/2026	500,000	463,785
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	277,188
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	401,485
Diageo Capital PLC 2.000%, 04/29/2030	300,000	243,375
General Mills, Inc. 2.875%, 04/15/2030	600,000	507,074
Kellogg Company 3.250%, 04/01/2026	400,000	378,540
Kenvue, Inc. 4.900%, 03/22/2033 (D)	500,000	477,850
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	480,615

272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kimberly-Clark Corp. 3.200%, 07/30/2046	$300,000	$202,441
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	429,339
6.875%, 01/26/2039	40,000	41,957
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	240,010
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	468,525
4.000%, 03/05/2042	270,000	218,395
5.500%, 01/15/2040	280,000	275,928
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	249,336
6.375%, 05/16/2038	300,000	305,594
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	188,684
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,032,350
Target Corp. 3.900%, 11/15/2047	500,000	382,005
The Coca-Cola Company
2.125%, 09/06/2029	400,000	341,061
2.500%, 06/01/2040	400,000	272,222
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	503,412
The Kroger Company 3.500%, 02/01/2026	500,000	475,945
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	458,165
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	372,400
Walmart, Inc.
3.250%, 07/08/2029	600,000	548,134
4.050%, 06/29/2048	500,000	409,849
		13,763,285
Energy – 1.8%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	277,017
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	456,761
4.486%, 05/01/2030	500,000	468,812
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	394,120
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	775,655
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	280,939
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	284,705
Chevron Corp. 2.954%, 05/16/2026	800,000	756,547
Devon Energy Corp.
5.000%, 06/15/2045	885,000	712,776
7.875%, 09/30/2031	170,000	186,498
Enbridge, Inc.
3.700%, 07/15/2027	400,000	371,851
4.500%, 06/10/2044	400,000	308,395
5.700%, 03/08/2033	700,000	670,599
Energy Transfer LP
5.500%, 06/01/2027	600,000	590,579
6.125%, 12/15/2045	350,000	311,326
6.500%, 02/01/2042	50,000	47,804
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	446,933
4.850%, 08/15/2042	280,000	241,549
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (continued)
6.875%, 03/01/2033	$130,000	$140,212
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	291,742
3.482%, 03/19/2030	700,000	632,081
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	693,093
6.375%, 03/01/2041	60,000	56,742
6.500%, 09/01/2039	180,000	173,705
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	322,259
MPLX LP 4.800%, 02/15/2029	400,000	379,505
ONEOK Partners LP 6.650%, 10/01/2036	268,000	266,006
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	265,915
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	154,054
6.700%, 02/16/2032	173,000	128,395
Phillips 66 Company 3.750%, 03/01/2028	200,000	185,709
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	379,697
Shell International Finance BV
4.375%, 05/11/2045 (C)	1,000,000	820,656
6.375%, 12/15/2038	90,000	95,980
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	216,434
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	420,740
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	344,891
5.100%, 09/15/2045	400,000	336,028
Tosco Corp. 8.125%, 02/15/2030	383,000	430,480
TotalEnergies Capital International SA 3.700%, 01/15/2024	500,000	496,869
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	386,331
Valero Energy Corp.
2.850%, 04/15/2025	600,000	572,115
7.500%, 04/15/2032	270,000	293,915
		16,066,420
Financials – 8.5%
American Express Company 4.420%, (4.420% to 8-3-32, then SOFR + 1.760%), 08/03/2033	1,000,000	892,243
American International Group, Inc.
4.125%, 02/15/2024	550,000	545,991
6.250%, 05/01/2036	430,000	426,098
Ameriprise Financial, Inc. 5.150%, 05/15/2033	700,000	661,183
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	378,987
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	935,714
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	612,082
Bank of America Corp.
3.366%, (3.366% to 1-23-25, then 3 month CME Term SOFR + 1.072%), 01/23/2026	1,700,000	1,634,278

273

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	$1,312,000	$1,176,928
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	458,013
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,000,000	1,796,196
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	500,000	399,204
4.450%, 03/03/2026	700,000	674,191
7.750%, 05/14/2038	480,000	537,226
Barclays PLC
4.375%, 01/12/2026	500,000	479,170
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	718,815
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	600,000	521,529
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	477,027
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,916,034
3.300%, 10/30/2024	1,500,000	1,452,182
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	284,552
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then SOFR + 0.770%), 06/09/2027	600,000	530,360
2.666%, (2.666% to 1-29-30, then SOFR + 1.146%), 01/29/2031	1,000,000	811,015
3.300%, 04/27/2025	600,000	576,458
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	500,000	387,425
4.450%, 09/29/2027	500,000	469,424
4.658%, (4.658% to 5-24-27, then SOFR + 1.887%), 05/24/2028	1,000,000	955,814
5.500%, 09/13/2025	400,000	395,172
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then SOFR + 1.870%), 11/24/2026	600,000	542,610
European Investment Bank
2.500%, 10/15/2024	1,500,000	1,454,164
3.250%, 01/29/2024	600,000	595,562
4.875%, 02/15/2036	1,000,000	1,002,966
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	438,169
Fiserv, Inc. 2.250%, 06/01/2027	600,000	532,469
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	667,045
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	735,030
Global Payments, Inc. 4.450%, 06/01/2028	400,000	370,816
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then SOFR + 2.387%), 06/04/2031	1,000,000	799,657
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,000,000	924,537
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (continued)
6.500%, 09/15/2037	$660,000	$644,450
Inter-American Development Bank
1.125%, 01/13/2031	2,000,000	1,557,218
2.000%, 07/23/2026	1,000,000	922,961
7.000%, 06/15/2025	325,000	333,024
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	400,000	366,674
4.600%, 03/15/2033	500,000	458,526
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	851,522
0.875%, 07/15/2026	1,000,000	895,009
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	1,000,000	810,579
3.300%, 04/01/2026	700,000	660,903
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	453,528
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	700,000	643,646
3.875%, 02/01/2024	1,300,000	1,290,764
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	600,000	560,075
4.851%, (4.851% to 7-25-27, then SOFR + 1.990%), 07/25/2028	1,000,000	963,965
6.400%, 05/15/2038	125,000	130,076
KeyBank NA 5.000%, 01/26/2033	500,000	420,882
KfW 2.625%, 02/28/2024	800,000	790,581
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	313,644
Lincoln National Corp.
3.625%, 12/12/2026	500,000	464,512
7.000%, 06/15/2040	150,000	149,666
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	852,770
Mastercard, Inc.
2.000%, 11/18/2031	350,000	274,553
2.950%, 11/21/2026	300,000	280,922
MetLife, Inc. 4.600%, 05/13/2046	500,000	413,530
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,600,000	1,417,167
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	705,981
Morgan Stanley
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	500,000	441,796
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	861,474
3.700%, 10/23/2024	950,000	928,272
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	550,000	501,520
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	1,000,000	962,055

274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
6.296%, (6.296% to 10-18-27, then SOFR + 2.240%), 10/18/2028	$1,000,000	$1,007,670
Nasdaq, Inc. 1.650%, 01/15/2031 (C)	500,000	377,575
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	616,563
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	828,761
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	490,343
2.850%, 10/01/2029	1,000,000	866,882
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	496,645
Royal Bank of Canada 2.300%, 11/03/2031	800,000	620,516
S&P Global, Inc. 2.900%, 03/01/2032	600,000	493,812
State Street Corp. 5.159%, (5.159% to 5-18-33, then SOFR + 1.890%), 05/18/2034	700,000	651,012
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	491,892
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	824,729
3.784%, 03/09/2026	550,000	523,645
The Allstate Corp. 3.280%, 12/15/2026	500,000	467,353
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	739,891
The Bank of Nova Scotia 4.850%, 02/01/2030	700,000	659,185
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	269,426
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	573,300
3.102%, (3.102% to 2-24-32, then SOFR + 1.410%), 02/24/2033	1,000,000	799,707
3.500%, 01/23/2025	750,000	725,323
3.750%, 02/25/2026	500,000	475,314
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	1,000,000	946,511
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	167,050
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	877,528
4.758%, (4.758% to 1-26-26, then SOFR + 1.085%), 01/26/2027	500,000	486,044
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	608,794
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	232,474
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	52,635
Truist Financial Corp.
1.125%, 08/03/2027	700,000	584,590
2.850%, 10/26/2024	700,000	675,628
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	912,770
UBS Group AG 4.550%, 04/17/2026	800,000	768,364
Visa, Inc.
2.050%, 04/15/2030	600,000	495,400
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Visa, Inc. (continued)
3.150%, 12/14/2025	$463,000	$441,911
4.300%, 12/14/2045	463,000	391,796
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,000,000	1,616,632
3.000%, 10/23/2026	1,000,000	918,393
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	1,000,000	808,343
Westpac Banking Corp. 1.150%, 06/03/2026 (C)	800,000	715,723
		75,188,711
Health care – 2.9%
Abbott Laboratories
2.950%, 03/15/2025	300,000	289,909
3.750%, 11/30/2026	283,000	271,592
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,558,767
4.400%, 11/06/2042	260,000	216,180
Aetna, Inc. 3.500%, 11/15/2024	200,000	194,747
Allergan Funding SCS 4.750%, 03/15/2045	321,000	228,130
Amgen, Inc.
4.400%, 05/01/2045	260,000	206,013
4.663%, 06/15/2051	659,000	533,160
5.250%, 03/02/2033	1,000,000	955,959
AstraZeneca PLC 0.700%, 04/08/2026	500,000	446,301
Baxalta, Inc. 4.000%, 06/23/2025	500,000	484,885
Baxter International, Inc. 3.950%, 04/01/2030	500,000	445,272
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	284,056
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	336,192
Biogen, Inc. 3.250%, 02/15/2051	561,000	348,326
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	417,915
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	354,421
4.550%, 02/20/2048	300,000	250,359
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	480,107
Centene Corp. 4.250%, 12/15/2027	700,000	645,337
CVS Health Corp.
3.875%, 07/20/2025	650,000	628,026
4.300%, 03/25/2028	389,000	368,154
5.050%, 03/25/2048	500,000	415,423
5.875%, 06/01/2053	366,000	338,456
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	56,151	59,683
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	225,191
Dignity Health 4.500%, 11/01/2042	300,000	245,075
Elevance Health, Inc.
4.101%, 03/01/2028	350,000	329,741
4.650%, 08/15/2044	150,000	124,105
6.100%, 10/15/2052	333,000	335,079

275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Eli Lilly & Company 2.250%, 05/15/2050	$500,000	$281,732
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	326,641
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	574,374
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	486,323
6.375%, 05/15/2038	210,000	227,931
HCA, Inc.
4.500%, 02/15/2027	500,000	477,303
5.500%, 06/15/2047	400,000	341,424
Humana, Inc. 3.850%, 10/01/2024	350,000	342,825
Johnson & Johnson
2.100%, 09/01/2040	500,000	320,075
5.850%, 07/15/2038	285,000	300,041
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	429,393
Medtronic, Inc. 4.375%, 03/15/2035	500,000	452,896
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	820,940
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	476,525
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	1,000,000	929,153
Pfizer, Inc.
2.750%, 06/03/2026	713,000	668,834
4.400%, 05/15/2044	264,000	224,771
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	466,785
4.700%, 03/30/2045	500,000	408,771
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050 (C)	1,000,000	577,175
Stryker Corp. 4.625%, 03/15/2046	350,000	294,762
The Cigna Group 4.375%, 10/15/2028	500,000	473,105
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	310,238
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	403,970
2.900%, 05/15/2050	400,000	245,601
4.375%, 03/15/2042	50,000	41,764
4.450%, 12/15/2048	300,000	247,476
5.350%, 02/15/2033	700,000	692,426
5.800%, 03/15/2036	300,000	304,082
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	468,372
Viatris, Inc. 2.700%, 06/22/2030	500,000	390,878
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	471,647
Zoetis, Inc. 2.000%, 05/15/2030	500,000	400,237
		25,895,031
Industrials – 2.2%
3M Company 3.000%, 08/07/2025	330,000	314,288
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	397,456
4.450%, 04/03/2026	400,000	384,019
5.750%, 06/06/2028	1,000,000	976,970
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Lease Corp.
3.125%, 12/01/2030	$600,000	$488,558
3.625%, 12/01/2027	400,000	361,918
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	209,100	186,919
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	724,940
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	41,578
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	430,371
Carrier Global Corp. 3.577%, 04/05/2050	500,000	337,417
Caterpillar, Inc.
3.250%, 04/09/2050	400,000	280,896
3.400%, 05/15/2024	500,000	492,957
CSX Corp.
3.350%, 11/01/2025	420,000	402,198
3.800%, 04/15/2050	1,000,000	721,780
Deere & Company 3.100%, 04/15/2030	500,000	439,608
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	196,162
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	999,398
FedEx Corp.
3.875%, 08/01/2042	420,000	314,801
4.400%, 01/15/2047	350,000	270,543
General Dynamics Corp. 3.625%, 04/01/2030	500,000	452,982
General Electric Company
4.500%, 03/11/2044	500,000	416,229
6.750%, 03/15/2032	66,000	71,547
6.875%, 01/10/2039	168,000	187,689
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	404,417
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	478,741
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	125,599
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	255,452
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	306,585
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	207,915
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	275,125
4.400%, 05/01/2030	200,000	187,209
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	482,406
Republic Services, Inc. 2.375%, 03/15/2033	400,000	307,329
RTX Corp.
4.625%, 11/16/2048	500,000	407,416
6.125%, 07/15/2038	225,000	223,494
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,186,078
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	162,030
The Boeing Company
2.600%, 10/30/2025	438,000	409,274
2.950%, 02/01/2030	400,000	336,524

276

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
3.750%, 02/01/2050	$400,000	$271,749
5.805%, 05/01/2050	600,000	543,310
8.750%, 09/15/2031	90,000	104,007
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	175,164
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	463,099
Union Pacific Corp.
3.250%, 08/15/2025	500,000	480,047
3.799%, 10/01/2051 to 04/06/2071	1,113,000	770,114
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	212,778	187,475
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	367,148
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	558,507
Waste Management, Inc. 2.500%, 11/15/2050	300,000	170,059
		19,737,497
Information technology – 1.8%
Apple, Inc.
1.650%, 05/11/2030	900,000	729,699
2.450%, 08/04/2026	1,060,000	984,649
3.250%, 02/23/2026	500,000	477,773
4.100%, 08/08/2062	700,000	538,369
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	456,545
5.100%, 10/01/2035	470,000	462,458
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	745,684
3.137%, 11/15/2035 (D)	600,000	437,449
4.300%, 11/15/2032	700,000	610,707
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	82,502
Dell International LLC 5.300%, 10/01/2029	600,000	582,461
Eaton Corp. 3.103%, 09/15/2027	500,000	461,629
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	401,931
HP, Inc. 6.000%, 09/15/2041	500,000	471,577
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,062,953
4.000%, 06/20/2042	210,000	163,564
5.600%, 11/30/2039	21,000	20,072
Intel Corp.
2.000%, 08/12/2031	500,000	391,580
5.200%, 02/10/2033 (C)	1,000,000	968,237
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	936,479
3.125%, 11/03/2025	438,000	419,641
NVIDIA Corp. 2.000%, 06/15/2031	400,000	320,053
NXP BV 3.400%, 05/01/2030 (C)	520,000	444,669
Oracle Corp.
2.650%, 07/15/2026	310,000	285,819
2.875%, 03/25/2031	400,000	326,732
2.950%, 05/15/2025	550,000	525,773
4.000%, 11/15/2047	400,000	281,119
4.125%, 05/15/2045	500,000	362,457
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Qualcomm, Inc. 1.650%, 05/20/2032	$566,000	$423,952
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	470,088
Salesforce, Inc. 2.700%, 07/15/2041	400,000	270,876
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	165,218
VMware, Inc. 1.800%, 08/15/2028	400,000	331,964
Xerox Corp. 6.750%, 12/15/2039 (C)	60,000	45,612
		15,660,291
Materials – 0.7%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	443,977
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	326,221
DuPont de Nemours, Inc. 5.319%, 11/15/2038	400,000	374,159
Eastman Chemical Company 4.650%, 10/15/2044	500,000	384,295
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	385,909
Huntsman International LLC 4.500%, 05/01/2029	500,000	452,154
International Paper Company 5.000%, 09/15/2035	500,000	467,019
LYB International Finance II BV 3.500%, 03/02/2027	400,000	373,221
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	234,570
Newmont Corp. 4.875%, 03/15/2042	270,000	230,967
Nucor Corp. 2.700%, 06/01/2030	300,000	250,865
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	130,163
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	101,644
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	238,014
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	233,979
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	250,990
The Dow Chemical Company
4.375%, 11/15/2042	590,000	459,264
9.400%, 05/15/2039	130,000	164,477
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	279,318
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	350,343
Vulcan Materials Company 3.500%, 06/01/2030	300,000	261,214
		6,392,763
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	283,177
American Tower Corp. 5.000%, 02/15/2024	500,000	497,968
AvalonBay Communities, Inc. 2.050%, 01/15/2032	400,000	310,081
Boston Properties LP 2.550%, 04/01/2032	500,000	360,919

277

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Brixmor Operating Partnership LP 4.125%, 05/15/2029	$700,000	$623,501
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	233,964
3.700%, 06/15/2026	400,000	378,258
CubeSmart LP 4.000%, 11/15/2025	200,000	191,173
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	187,482
Duke Realty LP 3.250%, 06/30/2026	200,000	183,749
Equinix, Inc. 2.150%, 07/15/2030	400,000	314,173
Essex Portfolio LP 3.000%, 01/15/2030	400,000	332,348
Extra Space Storage LP 2.350%, 03/15/2032	500,000	377,949
GLP Capital LP 5.300%, 01/15/2029	600,000	556,212
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	352,832
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	738,344
Service Properties Trust 4.500%, 03/15/2025	200,000	187,178
Simon Property Group LP
3.375%, 06/15/2027	500,000	461,061
3.500%, 09/01/2025	441,500	423,616
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	944,914
Welltower OP LLC 2.750%, 01/15/2031	500,000	401,888
		8,340,787
Utilities – 2.0%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	289,507
Ameren Corp. 3.500%, 01/15/2031	1,000,000	858,402
American Water Capital Corp. 4.300%, 09/01/2045	350,000	276,329
Arizona Public Service Company 3.350%, 05/15/2050 (C)	500,000	313,105
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	561,424
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	399,123
6.125%, 04/01/2036	436,000	438,020
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	586,647
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	517,069
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	154,982
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	516,144
3.900%, 10/01/2025	242,000	233,230
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	198,359
Duke Energy Corp.
3.750%, 04/15/2024	500,000	493,855
4.800%, 12/15/2045	500,000	409,451
5.000%, 08/15/2052	600,000	498,759
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	534,110
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Essential Utilities, Inc. 4.276%, 05/01/2049	$500,000	$366,694
Eversource Energy 4.250%, 04/01/2029	500,000	465,699
Exelon Corp. 3.400%, 04/15/2026	542,000	513,354
Florida Power & Light Company 5.650%, 02/01/2037	290,000	284,932
Georgia Power Company 5.950%, 02/01/2039	335,000	315,242
Indiana Michigan Power Company
3.850%, 05/15/2028	600,000	562,596
6.050%, 03/15/2037	187,000	184,075
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	700,000	560,398
5.250%, 02/28/2053	700,000	606,121
NiSource, Inc.
3.950%, 03/30/2048	400,000	285,613
5.400%, 06/30/2033	1,000,000	958,451
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	214,476
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	456,468
3.450%, 07/01/2025	30,000	28,459
3.750%, 07/01/2028	30,000	26,625
4.550%, 07/01/2030	227,000	200,659
4.950%, 07/01/2050	827,000	616,420
PacifiCorp 6.000%, 01/15/2039	335,000	316,198
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	355,075
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	240,035
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	194,899
Southern California Edison Company
2.250%, 06/01/2030	700,000	562,009
5.350%, 07/15/2035 (C)	130,000	123,448
Southern California Gas Company 6.350%, 11/15/2052	500,000	511,088
The Southern Company
3.250%, 07/01/2026	572,000	536,337
4.400%, 07/01/2046	500,000	387,634
Virginia Electric & Power Company 8.875%, 11/15/2038	190,000	236,843
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	383,492
		17,771,856
TOTAL CORPORATE BONDS (Cost $262,441,967)		$231,758,096
MUNICIPAL BONDS – 0.4%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	57,463
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	154,560
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	60,189
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	46,758
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	101,840
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	338,009

278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York State Urban Development Corp. 5.770%, 03/15/2039	$300,000	$300,481
State of California, GO 7.300%, 10/01/2039	400,000	453,447
State of California, GO 7.500%, 04/01/2034	80,000	92,282
State of Illinois, GO 5.100%, 06/01/2033	115,000	109,168
State of Illinois, GO 7.350%, 07/01/2035	240,000	249,983
State of Texas, GO 5.517%, 04/01/2039	260,000	258,224
State of Utah, GO 3.539%, 07/01/2025	181,658	178,007
State of Utah, GO 4.554%, 07/01/2024	55,000	54,650
State of Washington, GO 5.481%, 08/01/2039	260,000	256,511
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	306,263
University of California 5.770%, 05/15/2043	320,000	320,573
TOTAL MUNICIPAL BONDS (Cost $3,342,029)		$3,338,408
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.8%
Commercial and residential – 1.6%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	137,164
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	2,000,000	1,832,818
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (E)	2,000,000	1,606,764
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (E)	2,000,000	1,665,964
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	979,138
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-CR21, Class A3 3.528%, 12/10/2047	576,816	559,599
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,630,149
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,480,648
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	21,703	21,647
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,597,843
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	500,000	472,994
		13,984,728
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.2%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	$697,263	$679,104
Series K047, Class A2, 3.329%, 05/25/2025 (E)	700,000	676,085
Series K050, Class A2, 3.334%, 08/25/2025 (E)	700,000	673,864
		2,029,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,948,439)		$16,013,781
ASSET BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	999,621
GM Financial Automobile Leasing Trust Series 2023-2, Class A4 5.090%, 05/20/2027	1,300,000	1,281,733
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,157,180	1,029,964
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,219,328
TOTAL ASSET BACKED SECURITIES (Cost $4,711,525)		$4,530,646
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
John Hancock Collateral Trust, 5.2943% (F)(G)	1,542,470	15,418,071
TOTAL SHORT-TERM INVESTMENTS (Cost $15,419,101)		$15,418,071
Total Investments (Total Bond Market Trust) (Cost $1,010,507,650) – 100.4%		$891,825,259
Other assets and liabilities, net – (0.4%)		(3,272,077)
TOTAL NET ASSETS – 100.0%		$888,553,182
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $852,821.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $870,364.

279

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 8.2%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	210	$6,590
AST SpaceMobile, Inc. (A)	945	3,591
AT&T, Inc.	115,151	1,729,568
ATN International, Inc.	291	9,184
Bandwidth, Inc., Class A (A)	431	4,857
Cogent Communications Holdings, Inc.	797	49,334
Consolidated Communications Holdings, Inc. (A)	1,652	5,650
EchoStar Corp., Class A (A)	675	11,306
Frontier Communications Parent, Inc. (A)	3,784	59,220
GCI Liberty, Inc. (A)(B)	2,206	0
Globalstar, Inc. (A)	30,257	39,637
IDT Corp., Class B (A)	461	10,165
Iridium Communications, Inc.	2,109	95,938
Liberty Latin America, Ltd., Class C (A)	366	2,987
Lumen Technologies, Inc. (A)	17,158	24,364
Ooma, Inc. (A)	477	6,206
Verizon Communications, Inc.	67,710	2,194,481
		4,253,078
Entertainment – 1.3%
Activision Blizzard, Inc.	12,633	1,182,828
AMC Entertainment Holdings, Inc., Class A (A)(C)	982	7,846
Atlanta Braves Holdings, Inc., Series A (A)	829	32,389
Atlanta Braves Holdings, Inc., Series C (A)	99	3,537
Cinemark Holdings, Inc. (A)	2,030	37,251
CuriosityStream, Inc. (A)	831	589
Electronic Arts, Inc.	4,418	531,927
Endeavor Group Holdings, Inc., Class A	4,725	94,028
Kartoon Studios, Inc. (A)	345	483
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	12,722
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,224	200,855
Liberty Media Corp.-Liberty Live, Series A (A)	676	21,578
Liberty Media Corp.-Liberty Live, Series C (A)	769	24,685
Lions Gate Entertainment Corp., Class B (A)	4,105	32,306
Live Nation Entertainment, Inc. (A)	3,753	311,649
LiveOne, Inc. (A)	148	142
Madison Square Garden Entertainment Corp. (A)	478	15,731
Madison Square Garden Sports Corp.	298	52,537
Netflix, Inc. (A)	7,175	2,709,280
Playtika Holding Corp. (A)	5,937	57,173
Reservoir Media, Inc. (A)	795	4,850
ROBLOX Corp., Class A (A)	8,964	259,597
Roku, Inc. (A)	2,009	141,815
Sciplay Corp., Class A (A)	438	9,973
Skillz, Inc. (A)	341	1,739
Sphere Entertainment Company (A)	478	17,762
Take-Two Interactive Software, Inc. (A)	2,731	383,405
The Marcus Corp.	486	7,533
The Walt Disney Company (A)	29,558	2,395,676
TKO Group Holdings, Inc.	715	60,103
Vivid Seats, Inc., Class A (A)(C)	1,470	9,437
Warner Brothers Discovery, Inc. (A)	39,487	428,829
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Music Group Corp., Class A	2,260	$70,964
		9,121,219
Interactive media and services – 5.0%
Alphabet, Inc., Class A (A)	94,731	12,396,499
Alphabet, Inc., Class C (A)	92,946	12,254,930
Angi, Inc. (A)	1,822	3,608
Bumble, Inc., Class A (A)	2,062	30,765
BuzzFeed, Inc. (A)	1,643	628
CarGurus, Inc. (A)	1,735	30,397
Cars.com, Inc. (A)	1,154	19,456
DHI Group, Inc. (A)	372	1,138
Eventbrite, Inc., Class A (A)	1,461	14,405
EverQuote, Inc., Class A (A)	481	3,478
FaZe Holdings, Inc. (A)	1,062	176
FuboTV, Inc. (A)	2,869	7,660
IAC, Inc. (A)	1,394	70,244
Match Group, Inc. (A)	4,568	178,951
MediaAlpha, Inc., Class A (A)	781	6,451
Meta Platforms, Inc., Class A (A)	35,652	10,703,087
Nextdoor Holdings, Inc. (A)	3,090	5,624
Outbrain, Inc. (A)	626	3,049
Pinterest, Inc., Class A (A)	9,566	258,569
QuinStreet, Inc. (A)	983	8,818
Rumble, Inc. (A)	1,042	5,314
Shutterstock, Inc.	615	23,401
Snap, Inc., Class A (A)	21,793	194,176
System1, Inc. (A)	1,379	1,669
Taboola.com, Ltd. (A)	2,178	8,255
The Arena Group Holdings, Inc. (A)	200	856
TripAdvisor, Inc. (A)	2,094	34,719
TrueCar, Inc. (A)	1,900	3,933
Vimeo, Inc. (A)	2,863	10,135
Yelp, Inc. (A)	1,157	48,120
Ziff Davis, Inc. (A)	750	47,768
ZipRecruiter, Inc., Class A (A)	1,452	17,409
ZoomInfo Technologies, Inc. (A)	6,609	108,388
		36,502,076
Media – 0.9%
AdTheorent Holding Company, Inc. (A)	842	1,086
Advantage Solutions, Inc. (A)	4,745	13,476
Altice USA, Inc., Class A (A)	4,140	13,538
AMC Networks, Inc., Class A (A)	302	3,558
Boston Omaha Corp., Class A (A)	528	8,654
Cable One, Inc.	97	59,717
Cardlytics, Inc. (A)	559	9,224
Charter Communications, Inc., Class A (A)	2,467	1,085,036
Clear Channel Outdoor Holdings, Inc. (A)	8,831	13,953
Comcast Corp., Class A	64,463	2,858,289
comScore, Inc. (A)	1,108	680
DISH Network Corp., Class A (A)	4,903	28,732
Emerald Holding, Inc. (A)	1,284	5,804
Entravision Communications Corp., Class A	1,260	4,599
Fox Corp., Class A	4,783	149,230
Fox Corp., Class B	3,863	111,563
Gannett Company, Inc. (A)	2,798	6,855
Gray Television, Inc.	1,517	10,498
iHeartMedia, Inc., Class A (A)	2,155	6,810
Innovid Corp. (A)	1,897	2,428
John Wiley & Sons, Inc., Class A	781	29,030
Liberty Broadband Corp., Series C (A)	2,048	187,023
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,669	67,926

280

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,528	$64,363
Magnite, Inc. (A)	2,159	16,279
News Corp., Class A	8,727	175,064
News Corp., Class B	337	7,033
Nexstar Media Group, Inc.	595	85,305
Omnicom Group, Inc.	3,243	241,539
Paramount Global, Class B	9,956	128,432
PubMatic, Inc., Class A (A)	758	9,172
Saga Communications, Inc., Class A	175	3,756
Scholastic Corp.	561	21,397
Sinclair, Inc.	834	9,357
Sirius XM Holdings, Inc. (C)	44,479	201,045
Stagwell, Inc. (A)	1,894	8,883
TechTarget, Inc. (A)	503	15,271
TEGNA, Inc.	3,693	53,807
The EW Scripps Company, Class A (A)	1,348	7,387
The Interpublic Group of Companies, Inc.	6,249	179,096
The New York Times Company, Class A	2,669	109,963
The Trade Desk, Inc., Class A (A)	7,259	567,291
Tremor International, Ltd. (A)	81	143
Urban One, Inc., Class A (A)	45	226
Urban One, Inc., Class D (A)	346	1,740
WideOpenWest, Inc. (A)	1,455	11,131
		6,595,389
Wireless telecommunication services – 0.4%
FingerMotion, Inc. (A)	424	2,633
Gogo, Inc. (A)	2,008	23,955
KORE Group Holdings, Inc. (A)	967	585
Shenandoah Telecommunications Company	901	18,570
Spok Holdings, Inc.	444	6,336
Telephone & Data Systems, Inc.	1,870	34,240
Tingo Group, Inc. (A)(C)	2,134	2,187
T-Mobile US, Inc. (A)	19,711	2,760,526
United States Cellular Corp. (A)	961	41,294
		2,890,326
		59,362,088
Consumer discretionary – 10.8%
Automobile components – 0.2%
Adient PLC (A)	1,550	56,885
American Axle & Manufacturing Holdings, Inc. (A)	1,974	14,331
Autoliv, Inc.	1,369	132,081
BorgWarner, Inc.	3,802	153,487
Cooper-Standard Holdings, Inc. (A)	174	2,335
Dana, Inc.	2,445	35,868
Dorman Products, Inc. (A)	498	37,728
Fox Factory Holding Corp. (A)	717	71,040
Gentex Corp.	3,681	119,780
Gentherm, Inc. (A)	576	31,254
Holley, Inc. (A)	1,608	8,024
LCI Industries	430	50,491
Lear Corp.	957	128,429
Luminar Technologies, Inc. (A)(C)	4,169	18,969
Modine Manufacturing Company (A)	919	42,044
Motorcar Parts of America, Inc. (A)	447	3,616
Patrick Industries, Inc.	414	31,075
PHINIA, Inc.	760	20,360
QuantumScape Corp. (A)	5,966	39,913
Solid Power, Inc. (A)	2,413	4,874
Standard Motor Products, Inc.	404	13,582
Stoneridge, Inc. (A)	529	10,617
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Superior Industries International, Inc. (A)	282	$857
The Goodyear Tire & Rubber Company (A)	4,720	58,670
Visteon Corp. (A)	475	65,583
XPEL, Inc. (A)	221	17,041
		1,168,934
Automobiles – 2.1%
Canoo, Inc. (A)	5,484	2,687
Fisker, Inc. (A)(C)	2,697	17,315
Ford Motor Company	63,256	785,640
General Motors Company	21,218	699,557
Harley-Davidson, Inc.	2,375	78,518
Lordstown Motors Corp., Class A (A)	216	659
Lucid Group, Inc. (A)(C)	29,138	162,881
Rivian Automotive, Inc., Class A (A)	14,933	362,573
Tesla, Inc. (A)	51,032	12,769,227
Thor Industries, Inc.	904	85,998
Winnebago Industries, Inc.	534	31,746
Workhorse Group, Inc. (A)(C)	3,220	1,334
		14,998,135
Broadline retail – 3.1%
1stdibs.com, Inc. (A)	442	1,609
Amazon.com, Inc. (A)	164,261	20,880,858
Big Lots, Inc.	557	2,846
CarParts.com, Inc. (A)	778	3,205
ContextLogic, Inc., Class A (A)	373	1,645
Coupang, Inc. (A)	25,933	440,861
Dillard's, Inc., Class A (C)	217	71,786
eBay, Inc.	8,618	379,968
Etsy, Inc. (A)	2,055	132,712
Groupon, Inc. (A)	572	8,763
Kohl's Corp.	1,853	38,839
Macy's, Inc.	4,338	50,364
Nordstrom, Inc.	2,651	39,606
Ollie's Bargain Outlet Holdings, Inc. (A)	1,038	80,113
Qurate Retail, Inc., Series A (A)	5,287	3,207
		22,136,382
Distributors – 0.1%
Genuine Parts Company	2,254	325,433
LKQ Corp.	3,395	168,086
Pool Corp.	640	227,904
Weyco Group, Inc.	249	6,312
		727,735
Diversified consumer services – 0.1%
2U, Inc. (A)	1,345	3,322
ADT, Inc.	13,826	82,956
Adtalem Global Education, Inc. (A)	775	33,209
American Public Education, Inc. (A)	372	1,853
Bright Horizons Family Solutions, Inc. (A)	971	79,098
Carriage Services, Inc.	281	7,938
Chegg, Inc. (A)	2,095	18,687
Coursera, Inc. (A)	2,210	41,305
Duolingo, Inc. (A)	513	85,091
European Wax Center, Inc., Class A (A)	852	13,802
frontdoor, Inc. (A)	1,431	43,774
Graham Holdings Company, Class B	37	21,571
Grand Canyon Education, Inc. (A)	512	59,843
H&R Block, Inc.	2,472	106,444
ITT Educational Services, Inc. (A)(B)	608	0
Laureate Education, Inc.	2,848	40,157
Lincoln Educational Services Corp. (A)	91	769
Mister Car Wash, Inc. (A)	4,692	25,853
Nerdy, Inc. (A)	1,961	7,256

281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Perdoceo Education Corp.	1,215	$20,777
Regis Corp. (A)	223	157
Rover Group, Inc. (A)	2,832	17,728
Service Corp. International	2,466	140,907
Strategic Education, Inc.	434	32,659
Stride, Inc. (A)	726	32,692
Udemy, Inc. (A)	2,213	21,024
Universal Technical Institute, Inc. (A)	177	1,483
Wag! Group Company (A)	510	974
WW International, Inc. (A)	1,278	14,147
		955,476
Hotels, restaurants and leisure – 2.2%
Accel Entertainment, Inc. (A)	1,215	13,304
Airbnb, Inc., Class A (A)	6,559	899,960
Ambassadors Group, Inc. (A)(B)	714	29
Aramark	4,256	147,683
Bally's Corp. (A)	742	9,728
Biglari Holdings, Inc., Class B (A)	52	8,632
BJ's Restaurants, Inc. (A)	418	9,806
Bloomin' Brands, Inc.	1,512	37,180
Bluegreen Vacations Holding Corp.	136	4,988
Booking Holdings, Inc. (A)	557	1,717,760
Bowlero Corp., Class A (A)(C)	1,682	16,181
Boyd Gaming Corp.	964	58,640
Brinker International, Inc. (A)	737	23,282
Caesars Entertainment, Inc. (A)	3,551	164,589
Carnival Corp. (A)	17,793	244,120
Carrols Restaurant Group, Inc. (A)	1,021	6,728
Century Casinos, Inc. (A)	342	1,754
Chipotle Mexican Grill, Inc. (A)	448	820,660
Choice Hotels International, Inc. (C)	840	102,908
Churchill Downs, Inc.	1,214	140,873
Chuy's Holdings, Inc. (A)	382	13,592
Cracker Barrel Old Country Store, Inc.	380	25,536
Darden Restaurants, Inc.	1,972	282,430
Dave & Buster's Entertainment, Inc. (A)	706	26,171
Denny's Corp. (A)	1,094	9,266
Dine Brands Global, Inc.	262	12,956
Domino's Pizza, Inc.	573	217,047
DoorDash, Inc., Class A (A)	5,866	466,171
DraftKings, Inc., Class A (A)	7,440	219,034
Dutch Bros, Inc., Class A (A)(C)	796	18,507
El Pollo Loco Holdings, Inc.	773	6,918
Everi Holdings, Inc. (A)	1,572	20,782
Expedia Group, Inc. (A)	2,412	248,605
FAT Brands, Inc., Class A	116	771
Fiesta Restaurant Group, Inc. (A)	667	5,643
First Watch Restaurant Group, Inc. (A)	609	10,530
Full House Resorts, Inc. (A)	336	1,435
GAN, Ltd. (A)	553	641
Global Business Travel Group I (A)	853	4,692
Golden Entertainment, Inc.	521	17,808
Hilton Grand Vacations, Inc. (A)	1,856	75,539
Hilton Worldwide Holdings, Inc.	4,259	639,617
Hyatt Hotels Corp., Class A	816	86,561
Inspired Entertainment, Inc. (A)	269	3,217
Jack in the Box, Inc.	352	24,309
Krispy Kreme, Inc.	2,475	30,863
Kura Sushi USA, Inc., Class A (A)	125	8,265
Las Vegas Sands Corp.	12,307	564,153
Life Time Group Holdings, Inc. (A)	3,017	45,889
Light & Wonder, Inc. (A)	1,534	109,420
Lindblad Expeditions Holdings, Inc. (A)	506	3,643
Marriott International, Inc., Class A	4,944	971,793
Marriott Vacations Worldwide Corp.	622	62,592
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	11,273	$2,969,759
MGM Resorts International	6,204	228,059
Monarch Casino & Resort, Inc.	351	21,797
Nathan's Famous, Inc.	78	5,511
Noodles & Company (A)	1,045	2,571
Norwegian Cruise Line Holdings, Ltd. (A)	6,764	111,471
Papa John's International, Inc.	597	40,727
Penn Entertainment, Inc. (A)	2,550	58,523
Planet Fitness, Inc., Class A (A)	1,387	68,213
PlayAGS, Inc. (A)	767	5,001
Portillo's, Inc., Class A (A)	596	9,172
Potbelly Corp. (A)	141	1,100
RCI Hospitality Holdings, Inc.	169	10,252
Red Robin Gourmet Burgers, Inc. (A)	308	2,476
Red Rock Resorts, Inc., Class A	982	40,262
Restaurant Brands International LP	82	5,447
Royal Caribbean Cruises, Ltd. (A)	4,147	382,105
Rush Street Interactive, Inc. (A)	765	3,534
Sabre Corp. (A)	5,497	24,682
SeaWorld Entertainment, Inc. (A)	1,089	50,366
Shake Shack, Inc., Class A (A)	668	38,791
Six Flags Entertainment Corp. (A)	1,249	29,364
Soho House & Company, Inc. (A)	1,226	8,496
Sonder Holdings, Inc. (A)	163	1,338
Starbucks Corp.	18,591	1,696,801
Sweetgreen, Inc., Class A (A)	1,470	17,273
Target Hospitality Corp. (A)	1,561	24,789
Texas Roadhouse, Inc.	1,114	107,055
The Cheesecake Factory, Inc.	892	27,028
The Wendy's Company	3,468	70,782
Travel + Leisure Company	1,360	49,953
Vacasa, Inc., Class A (A)	3,522	1,624
Vail Resorts, Inc.	619	137,350
Wingstop, Inc.	496	89,201
Wyndham Hotels & Resorts, Inc.	1,397	97,147
Wynn Resorts, Ltd.	1,832	169,295
Xponential Fitness, Inc., Class A (A)	491	7,611
Yum China Holdings, Inc. (New York Stock Exchange)	1,406	78,342
Yum! Brands, Inc.	4,122	515,003
		15,871,472
Household durables – 0.4%
Bassett Furniture Industries, Inc.	199	2,915
Beazer Homes USA, Inc. (A)	198	4,932
Cavco Industries, Inc. (A)	155	41,177
Century Communities, Inc.	552	36,863
Cricut, Inc., Class A	754	7,005
D.R. Horton, Inc.	5,541	595,491
Dream Finders Homes, Inc., Class A (A)	686	15,250
Ethan Allen Interiors, Inc.	426	12,737
Flexsteel Industries, Inc.	139	2,886
GoPro, Inc., Class A (A)	2,431	7,633
Green Brick Partners, Inc. (A)	849	35,242
Hamilton Beach Brands Holding Company, Class A	205	2,544
Hamilton Beach Brands Holding Company, Class B	241	2,991
Helen of Troy, Ltd. (A)	381	44,409
Hooker Furnishings Corp.	257	4,999
Hovnanian Enterprises, Inc., Class A (A)	113	11,488
Installed Building Products, Inc.	498	62,195
iRobot Corp. (A)	455	17,245
KB Home	1,321	61,136
Landsea Homes Corp. (A)	283	2,544

282

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
La-Z-Boy, Inc.	740	$22,851
Legacy Housing Corp. (A)	491	9,530
Leggett & Platt, Inc.	2,014	51,176
Lennar Corp., A Shares	4,092	459,245
LGI Homes, Inc. (A)	335	33,329
Lifetime Brands, Inc.	75	422
M/I Homes, Inc. (A)	450	37,818
MDC Holdings, Inc.	1,048	43,209
Meritage Homes Corp.	524	64,132
Mohawk Industries, Inc. (A)	1,003	86,067
Newell Brands, Inc.	6,705	60,546
NVR, Inc. (A)	52	310,092
PulteGroup, Inc.	3,648	270,134
Purple Innovation, Inc. (C)	1,379	2,358
Skyline Champion Corp. (A)	968	61,681
Snap One Holdings Corp. (A)	1,112	10,275
Sonos, Inc. (A)	2,137	27,589
Taylor Morrison Home Corp. (A)	1,200	51,132
Tempur Sealy International, Inc.	2,764	119,792
The Lovesac Company (A)	280	5,578
Toll Brothers, Inc.	1,768	130,761
TopBuild Corp. (A)	532	133,851
Traeger, Inc. (A)	1,820	4,969
Tri Pointe Homes, Inc. (A)	1,388	37,962
Tupperware Brands Corp. (A)	610	854
Universal Electronics, Inc. (A)	236	2,136
Vizio Holding Corp., Class A (A)	2,005	10,847
VOXX International Corp. (A)	506	4,038
Whirlpool Corp.	854	114,180
		3,138,236
Leisure products – 0.1%
Acushnet Holdings Corp.	1,122	59,511
American Outdoor Brands, Inc. (A)	307	3,002
AMMO, Inc. (A)(C)	827	1,671
Brunswick Corp.	1,166	92,114
Clarus Corp.	526	3,977
Escalade, Inc.	328	5,022
Funko, Inc., Class A (A)	708	5,416
Hasbro, Inc.	2,239	148,087
JAKKS Pacific, Inc. (A)	88	1,636
Johnson Outdoors, Inc., Class A	178	9,735
Latham Group, Inc. (A)	1,783	4,992
Malibu Boats, Inc., Class A (A)	367	17,990
Marine Products Corp.	742	10,544
MasterCraft Boat Holdings, Inc. (A)	348	7,733
Mattel, Inc. (A)	5,818	128,171
Peloton Interactive, Inc., Class A (A)	5,138	25,947
Polaris, Inc.	936	97,475
Smith & Wesson Brands, Inc.	903	11,658
Solo Brands, Inc., Class A (A)	328	1,673
Sturm Ruger & Company, Inc.	325	16,939
Topgolf Callaway Brands Corp. (A)	3,017	41,755
Vista Outdoor, Inc. (A)	935	30,967
YETI Holdings, Inc. (A)	1,434	69,147
		795,162
Specialty retail – 2.0%
1-800-Flowers.com, Inc., Class A (A)	562	3,934
Abercrombie & Fitch Company, Class A (A)	826	46,562
Academy Sports & Outdoors, Inc.	1,278	60,411
Advance Auto Parts, Inc.	952	53,245
American Eagle Outfitters, Inc.	3,071	51,009
America's Car-Mart, Inc. (A)	117	10,646
Arhaus, Inc. (A)	962	8,947
Arko Corp.	1,443	10,317
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Asbury Automotive Group, Inc. (A)	359	$82,595
AutoNation, Inc. (A)	750	113,550
AutoZone, Inc. (A)	306	777,237
BARK, Inc. (A)	2,469	2,963
Barnes & Noble Education, Inc. (A)	1,158	1,262
Bath & Body Works, Inc.	3,695	124,891
Best Buy Company, Inc.	3,549	246,549
Big 5 Sporting Goods Corp.	321	2,250
Boot Barn Holdings, Inc. (A)	502	40,757
Brilliant Earth Group, Inc., Class A (A)	312	920
Build-A-Bear Workshop, Inc.	196	5,764
Burlington Stores, Inc. (A)	1,056	142,877
Caleres, Inc.	490	14,092
Camping World Holdings, Inc., Class A	715	14,593
CarMax, Inc. (A)	2,560	181,069
Carvana Company (A)	1,910	80,182
Chewy, Inc., Class A (A)	1,840	33,598
Chico's FAS, Inc. (A)	1,633	12,215
Citi Trends, Inc. (A)	79	1,755
Conn's, Inc. (A)	510	2,015
Designer Brands, Inc., Class A	872	11,040
Destination XL Group, Inc. (A)	773	3,463
Dick's Sporting Goods, Inc.	915	99,351
Duluth Holdings, Inc., Class B (A)	700	4,207
Envela Corp. (A)	145	687
EVgo, Inc. (A)(C)	1,443	4,877
Express, Inc. (A)	10	90
Five Below, Inc. (A)	909	146,258
Floor & Decor Holdings, Inc., Class A (A)	1,746	158,013
Foot Locker, Inc.	1,502	26,060
GameStop Corp., Class A (A)(C)	5,020	82,629
Genesco, Inc. (A)	197	6,072
Group 1 Automotive, Inc.	231	62,072
GrowGeneration Corp. (A)	1,030	3,008
Guess?, Inc.	938	20,298
Haverty Furniture Companies, Inc.	273	7,857
Hibbett, Inc.	222	10,547
Jjill, Inc. (A)	62	1,835
JOANN, Inc. (A)	421	303
Kirkland's, Inc. (A)	147	253
Lands' End, Inc. (A)	492	3,675
Lazydays Holdings, Inc. (A)	42	319
Leslie's, Inc. (A)	3,057	17,303
Lithia Motors, Inc.	445	131,422
LL Flooring Holdings, Inc. (A)	631	2,000
Lowe's Companies, Inc.	9,259	1,924,391
MarineMax, Inc. (A)	219	7,188
Monro, Inc.	568	15,773
Murphy USA, Inc.	354	120,972
National Vision Holdings, Inc. (A)	1,319	21,341
Newegg Commerce, Inc. (A)	4,426	3,742
OneWater Marine, Inc., Class A (A)	187	4,791
O'Reilly Automotive, Inc. (A)	999	907,951
Overstock.com, Inc. (A)	765	12,102
Penske Automotive Group, Inc.	1,104	184,434
Petco Health & Wellness Company, Inc. (A)	3,669	15,006
PetMed Express, Inc.	391	4,008
Rent the Runway, Inc., Class A (A)	942	641
Revolve Group, Inc. (A)	697	9,486
RH (A)	379	100,192
Ross Stores, Inc.	5,322	601,120
RumbleON, Inc., Class B (A)	228	1,398
Sally Beauty Holdings, Inc. (A)	1,774	14,866

283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Shoe Carnival, Inc.	500	$12,015
Signet Jewelers, Ltd.	762	54,719
Sleep Number Corp. (A)	378	9,295
Sonic Automotive, Inc., Class A	415	19,820
Sportsman's Warehouse Holdings, Inc. (A)	611	2,743
Stitch Fix, Inc., Class A (A)	1,692	5,837
The Aaron's Company, Inc.	635	6,648
The Buckle, Inc.	804	26,846
The Cato Corp., Class A	469	3,593
The Children's Place, Inc. (A)	154	4,163
The Container Store Group, Inc. (A)	529	1,190
The Gap, Inc.	6,031	64,110
The Home Depot, Inc.	15,815	4,778,660
The ODP Corp. (A)	730	33,690
The RealReal, Inc. (A)	2,001	4,222
The TJX Companies, Inc.	17,008	1,511,671
ThredUp, Inc., Class A (A)	1,553	6,228
Tilly's, Inc., Class A (A)	296	2,404
Torrid Holdings, Inc. (A)(C)	1,663	3,675
Tractor Supply Company	1,785	362,444
Ulta Beauty, Inc. (A)	823	328,747
Upbound Group, Inc.	1,004	29,568
Urban Outfitters, Inc. (A)	1,562	51,062
Valvoline, Inc.	2,811	90,627
Victoria's Secret & Company (A)	1,346	22,451
Warby Parker, Inc., Class A (A)	1,619	21,306
Wayfair, Inc., Class A (A)	1,337	80,982
Williams-Sonoma, Inc.	1,058	164,413
Winmark Corp.	60	22,388
Zumiez, Inc. (A)	371	6,604
		14,611,367
Textiles, apparel and luxury goods – 0.5%
Allbirds, Inc., Class A (A)	1,736	1,927
Carter's, Inc.	579	40,038
Columbia Sportswear Company	928	68,765
Crocs, Inc. (A)	1,018	89,818
Culp, Inc. (A)	350	1,953
Deckers Outdoor Corp. (A)	428	220,031
Figs, Inc., Class A (A)	2,697	15,912
Fossil Group, Inc. (A)	1,102	2,270
G-III Apparel Group, Ltd. (A)	474	11,812
Hanesbrands, Inc.	5,901	23,368
Kontoor Brands, Inc.	901	39,563
Levi Strauss & Company, Class A	1,731	23,507
Lululemon Athletica, Inc. (A)	1,970	759,652
Movado Group, Inc.	291	7,959
NIKE, Inc., Class B	20,176	1,929,229
Oxford Industries, Inc.	276	26,532
PLBY Group, Inc. (A)	607	486
PVH Corp.	1,028	78,652
Ralph Lauren Corp.	659	76,503
Rocky Brands, Inc.	87	1,279
Skechers USA, Inc., Class A (A)	2,182	106,809
Steven Madden, Ltd.	1,321	41,968
Superior Group of Companies, Inc.	407	3,166
Tapestry, Inc.	3,793	109,049
Under Armour, Inc., Class A (A)	6,449	44,176
Unifi, Inc. (A)	438	3,110
Vera Bradley, Inc. (A)	673	4,449
VF Corp.	6,247	110,384
Wolverine World Wide, Inc.	1,104	8,898
		3,851,265
		78,254,164
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 6.3%
Beverages – 1.5%
Brown-Forman Corp., Class B	4,988	$287,758
Celsius Holdings, Inc. (A)	1,253	215,015
Coca-Cola Consolidated, Inc.	139	88,448
Constellation Brands, Inc., Class A	2,955	742,680
Keurig Dr. Pepper, Inc.	23,060	728,004
MGP Ingredients, Inc.	345	36,391
Molson Coors Beverage Company, Class B	3,177	202,025
Monster Beverage Corp. (A)	16,902	894,961
National Beverage Corp. (A)	1,557	73,210
PepsiCo, Inc.	21,050	3,566,712
Splash Beverage Group, Inc. (A)	756	446
The Boston Beer Company, Inc., Class A (A)	170	66,220
The Coca-Cola Company	68,049	3,809,383
The Duckhorn Portfolio, Inc. (A)	1,652	16,950
The Vita Coco Company, Inc. (A)	814	21,197
Vintage Wine Estates, Inc. (A)	774	440
Zevia PBC, Class A (A)	777	1,725
		10,751,565
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	8,427	191,714
BJ's Wholesale Club Holdings, Inc. (A)	2,178	155,444
Casey's General Stores, Inc.	592	160,740
Costco Wholesale Corp.	7,171	4,051,328
Dollar General Corp.	3,603	381,197
Dollar Tree, Inc. (A)	3,569	379,920
Grocery Outlet Holding Corp. (A)	1,615	46,593
HF Foods Group, Inc. (A)	1,021	4,053
Ingles Markets, Inc., Class A	254	19,134
Natural Grocers by Vitamin Cottage, Inc.	475	6,132
Performance Food Group Company (A)	2,568	151,152
PriceSmart, Inc.	525	39,076
Rite Aid Corp. (A)(C)	1,145	513
SpartanNash Company	638	14,036
Sprouts Farmers Market, Inc. (A)	1,774	75,927
Sysco Corp.	8,222	543,063
Target Corp.	7,408	819,103
The Andersons, Inc.	652	33,585
The Chefs' Warehouse, Inc. (A)	665	14,085
The Kroger Company	11,542	516,505
U.S. Foods Holding Corp. (A)	3,724	147,843
United Natural Foods, Inc. (A)	984	13,914
Village Super Market, Inc., Class A	305	6,905
Walgreens Boots Alliance, Inc.	13,861	308,269
Walmart, Inc.	42,397	6,780,552
Weis Markets, Inc.	464	29,232
		14,890,015
Food products – 1.0%
Alico, Inc.	182	4,543
Archer-Daniels-Midland Company	8,517	642,352
B&G Foods, Inc.	1,224	12,105
Benson Hill, Inc. (A)	3,178	1,054
Beyond Meat, Inc. (A)(C)	1,108	10,659
BRC, Inc., Class A (A)(C)	641	2,301
Bunge, Ltd.	2,429	262,939
Calavo Growers, Inc.	340	8,578
Cal-Maine Foods, Inc.	745	36,073
Campbell Soup Company	4,829	198,375
Conagra Brands, Inc.	7,727	211,874
Darling Ingredients, Inc. (A)	2,635	137,547
Dole PLC	122	1,413
Farmer Brothers Company (A)	62	160

284

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Flowers Foods, Inc.	3,522	$78,118
Fresh Del Monte Produce, Inc.	851	21,990
Freshpet, Inc. (A)	763	50,266
General Mills, Inc.	9,489	607,201
Hormel Foods Corp.	8,848	336,489
Hostess Brands, Inc. (A)	2,320	77,279
Ingredion, Inc.	1,094	107,650
J&J Snack Foods Corp.	325	53,186
John B Sanfilippo & Son, Inc.	166	16,401
Kellogg Company	5,442	323,853
Lamb Weston Holdings, Inc.	2,349	217,189
Lancaster Colony Corp.	432	71,293
Lifecore Biomedical, Inc. (A)	729	5,500
Lifeway Foods, Inc. (A)	47	486
Limoneira Company	387	5,929
Local Bounti Corp. (A)	121	296
McCormick & Company, Inc.	4,065	307,477
Mission Produce, Inc. (A)	855	8,276
Mondelez International, Inc., Class A	21,972	1,524,857
Pilgrim's Pride Corp. (A)	3,970	90,635
Post Holdings, Inc. (A)	974	83,511
Seaboard Corp.	15	56,295
Seneca Foods Corp., Class A (A)	139	7,482
Sovos Brands, Inc. (A)	1,396	31,480
The Hain Celestial Group, Inc. (A)	1,558	16,156
The Hershey Company	2,381	476,390
The J.M. Smucker Company	1,622	199,360
The Kraft Heinz Company	19,894	669,234
The Simply Good Foods Company (A)	1,663	57,407
Tootsie Roll Industries, Inc.	734	21,917
TreeHouse Foods, Inc. (A)	936	40,791
Tyson Foods, Inc., Class A	4,597	232,103
Utz Brands, Inc.	572	7,682
Vital Farms, Inc. (A)	532	6,161
		7,340,313
Household products – 1.1%
Central Garden & Pet Company, Class A (A)	921	36,923
Church & Dwight Company, Inc.	3,933	360,381
Colgate-Palmolive Company	12,543	891,933
Energizer Holdings, Inc.	1,190	38,128
Kimberly-Clark Corp.	5,409	653,678
Oil-Dri Corp. of America	119	7,348
Reynolds Consumer Products, Inc.	3,053	78,248
Spectrum Brands Holdings, Inc.	679	53,200
The Clorox Company	1,998	261,858
The Procter & Gamble Company	37,136	5,416,657
WD-40 Company	231	46,948
		7,845,302
Personal care products – 0.2%
BellRing Brands, Inc. (A)	2,087	86,047
Coty, Inc., Class A (A)	13,695	150,234
e.l.f. Beauty, Inc. (A)	873	95,882
Edgewell Personal Care Company	876	32,377
Herbalife, Ltd. (A)	1,740	24,343
Inter Parfums, Inc.	538	72,275
Kenvue, Inc.	29,115	584,629
Medifast, Inc.	188	14,072
Nature's Sunshine Products, Inc. (A)	585	9,693
Nu Skin Enterprises, Inc., Class A	854	18,113
Olaplex Holdings, Inc. (A)	10,758	20,978
The Beauty Health Company (A)	2,356	14,183
The Estee Lauder Companies, Inc., Class A	3,751	542,207
The Honest Company, Inc. (A)	1,180	1,487
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
Thorne HealthTech, Inc. (A)	552	$5,625
Upexi, Inc. (A)	65	112
USANA Health Sciences, Inc. (A)	350	20,514
Veru, Inc. (A)(C)	1,270	913
		1,693,684
Tobacco – 0.5%
Altria Group, Inc.	27,156	1,141,910
Philip Morris International, Inc.	24,985	2,313,111
Turning Point Brands, Inc.	333	7,689
Universal Corp.	426	20,111
Vector Group, Ltd.	2,598	27,643
		3,510,464
		46,031,343
Energy – 4.6%
Energy equipment and services – 0.5%
Archrock, Inc.	2,767	34,864
Baker Hughes Company	16,283	575,116
Bristow Group, Inc. (A)	346	9,747
Cactus, Inc., Class A	1,047	52,570
ChampionX Corp.	3,261	116,157
Diamond Offshore Drilling, Inc. (A)	64	940
DMC Global, Inc. (A)	314	7,684
Dril-Quip, Inc. (A)	654	18,423
Expro Group Holdings NV (A)	790	18,352
Forum Energy Technologies, Inc. (A)	38	913
Halliburton Company	14,705	595,553
Helix Energy Solutions Group, Inc. (A)	2,742	30,628
Helmerich & Payne, Inc.	1,763	74,328
KLX Energy Services Holdings, Inc. (A)	158	1,872
Liberty Energy, Inc.	2,877	53,282
Mammoth Energy Services, Inc. (A)	729	3,383
Nabors Industries, Ltd. (A)	160	19,702
National Energy Services Reunited Corp. (A)	1,511	8,673
Newpark Resources, Inc. (A)	1,689	11,671
Nine Energy Service, Inc. (A)	508	2,093
NOV, Inc.	6,541	136,707
Oceaneering International, Inc. (A)	1,715	44,110
Oil States International, Inc. (A)	1,266	10,596
Patterson-UTI Energy, Inc.	6,786	93,918
ProFrac Holding Corp., Class A (A)	530	5,766
ProPetro Holding Corp. (A)	1,461	15,530
Ranger Energy Services, Inc.	169	2,396
RPC, Inc.	3,715	33,212
Schlumberger, Ltd.	22,973	1,339,326
SEACOR Marine Holdings, Inc. (A)	332	4,608
Select Water Solutions, Inc.	1,836	14,596
Smart Sand, Inc. (A)	446	1,035
Solaris Oilfield Infrastructure, Inc., Class A	160	1,706
TETRA Technologies, Inc. (A)	1,684	10,744
Tidewater, Inc. (A)	804	57,140
U.S. Silica Holdings, Inc. (A)	426	5,981
USA Compression Partners LP	534	12,741
Weatherford International PLC (A)	1,152	104,060
		3,530,123
Oil, gas and consumable fuels – 4.1%
Aemetis, Inc. (A)	638	2,648
Alto Ingredients, Inc. (A)	1,053	4,654
Amplify Energy Corp. (A)	487	3,579
Antero Midstream Corp.	7,998	95,816
Antero Resources Corp. (A)	4,972	126,189
APA Corp.	5,127	210,720
Baytex Energy Corp.	2,142	9,446

285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
BP Prudhoe Bay Royalty Trust	205	$1,466
California Resources Corp.	1,147	64,243
Callon Petroleum Company (A)	964	37,712
Calumet Specialty Products Partners LP (A)	243	4,641
Centrus Energy Corp., Class A (A)	203	11,522
Cheniere Energy, Inc.	3,934	652,887
Chesapeake Energy Corp.	1,709	147,367
Chevron Corp.	30,442	5,133,130
Chord Energy Corp.	554	89,787
Civitas Resources, Inc.	1,313	106,182
Clean Energy Fuels Corp. (A)	3,925	15,033
CNX Resources Corp. (A)	2,780	62,772
Comstock Resources, Inc.	3,787	41,771
ConocoPhillips	19,774	2,368,925
CONSOL Energy, Inc.	572	60,009
Coterra Energy, Inc.	12,796	346,132
Crescent Energy Company, Class A (C)	711	8,987
Crestwood Equity Partners LP	220	6,435
CrossAmerica Partners LP	406	8,806
CVR Energy, Inc.	1,544	52,542
Delek Logistics Partners LP	100	4,197
Delek US Holdings, Inc.	1,194	33,922
Denbury, Inc. (A)	828	81,152
Devon Energy Corp.	10,650	508,005
Diamondback Energy, Inc.	2,863	443,421
Dorchester Minerals LP	517	15,019
Dorian LPG, Ltd.	704	20,226
DT Midstream, Inc.	1,185	62,710
Earthstone Energy, Inc., Class A (A)	25	506
Empire Petroleum Corp. (A)	154	1,483
Enviva, Inc.	170	1,270
EOG Resources, Inc.	9,468	1,200,164
EQT Corp.	5,996	243,318
Equitrans Midstream Corp.	7,277	68,185
Evolution Petroleum Corp.	128	876
Excelerate Energy, Inc., Class A	304	5,180
Exxon Mobil Corp.	63,914	7,515,008
Genesis Energy LP	454	4,685
Gevo, Inc. (A)	3,981	4,737
Global Partners LP	158	5,581
Green Plains Partners LP	478	7,113
Green Plains, Inc. (A)	881	26,518
Gulfport Energy Corp. (A)	298	35,361
Hallador Energy Company (A)	431	6,215
Harvest Natural Resources, Inc. (A)(B)	270	0
Hess Corp.	5,030	769,590
Hess Midstream LP, Class A	142	4,136
HF Sinclair Corp.	3,153	179,500
HighPeak Energy, Inc.	1,811	30,570
International Seaways, Inc.	693	31,185
Kimbell Royalty Partners LP	1,094	17,504
Kinder Morgan, Inc.	34,580	573,336
Kosmos Energy, Ltd. (A)	7,208	58,961
Magnolia Oil & Gas Corp., Class A	3,178	72,808
Marathon Oil Corp.	10,430	279,003
Marathon Petroleum Corp.	6,216	940,729
Matador Resources Company	1,968	117,057
Murphy Oil Corp.	2,467	111,878
NACCO Industries, Inc., Class A	132	4,629
Natural Resource Partners LP	105	8,281
New Fortress Energy, Inc.	3,437	112,665
Next Bridge Hydrocarbons, Inc. (A)(B)	2,456	1,105
NextDecade Corp. (A)	1,986	10,168
Northern Oil and Gas, Inc.	1,194	48,035
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
NuStar Energy LP	198	$3,453
Occidental Petroleum Corp.	14,774	958,537
ONEOK, Inc.	7,213	457,521
OPAL Fuels, Inc., Class A (A)	311	2,550
Overseas Shipholding Group, Inc., Class A (A)	496	2,177
Ovintiv, Inc.	4,064	193,324
Par Pacific Holdings, Inc. (A)	524	18,833
PBF Energy, Inc., Class A	2,149	115,036
Peabody Energy Corp.	2,328	60,505
Permian Resources Corp.	4,698	65,584
Phillips 66	7,273	873,851
Pioneer Natural Resources Company	3,830	879,177
Range Resources Corp.	4,124	133,659
REX American Resources Corp. (A)	379	15,433
Riley Exploration Permian, Inc.	305	9,696
SandRidge Energy, Inc.	486	7,611
SFL Corp., Ltd.	2,278	25,400
SilverBow Resources, Inc. (A)	313	11,196
Sitio Royalties Corp., Class A	1,163	28,156
SM Energy Company	2,008	79,617
Southwestern Energy Company (A)	17,779	114,675
Talos Energy, Inc. (A)	1,236	20,320
Targa Resources Corp.	3,692	316,478
Teekay Corp. (A)	2,030	12,525
Tellurian, Inc. (A)(C)	9,089	10,543
Texas Pacific Land Corp.	126	229,769
The Williams Companies, Inc.	18,113	610,227
Uranium Energy Corp. (A)	5,202	26,790
VAALCO Energy, Inc.	1,457	6,396
Valero Energy Corp.	5,987	848,418
Vertex Energy, Inc. (A)	1,206	5,367
Viper Energy Partners LP	515	14,358
Vital Energy, Inc. (A)	259	14,354
Vitesse Energy, Inc.	455	10,415
W&T Offshore, Inc. (A)	2,049	8,975
World Kinect Corp.	1,088	24,404
		29,554,723
		33,084,846
Financials – 13.0%
Banks – 3.2%
1st Source Corp.	500	21,045
Amerant Bancorp, Inc.	649	11,319
American National Bankshares, Inc.	218	8,271
Ameris Bancorp	1,207	46,337
Ames National Corp.	260	4,313
Arrow Financial Corp.	410	6,977
Associated Banc-Corp.	2,550	43,631
Atlantic Union Bankshares Corp.	1,383	39,803
Axos Financial, Inc. (A)	1,046	39,602
Banc of California, Inc. (C)	1,160	14,361
BancFirst Corp.	496	43,018
Bank of America Corp.	127,733	3,497,330
Bank of Hawaii Corp.	678	33,690
Bank of Marin Bancorp	328	5,996
Bank OZK	1,946	72,138
BankFinancial Corp.	481	4,146
BankUnited, Inc.	1,357	30,804
Bankwell Financial Group, Inc.	211	5,121
Banner Corp.	610	25,852
Bar Harbor Bankshares	409	9,665
BayCom Corp.	336	6,455
BCB Bancorp, Inc.	437	4,868
Berkshire Hills Bancorp, Inc.	847	16,982
BOK Financial Corp.	1,118	89,418

286

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bridgewater Bancshares, Inc. (A)	655	$6,209
Brookline Bancorp, Inc.	2,130	19,404
Business First Bancshares, Inc.	293	5,497
Byline Bancorp, Inc.	787	15,512
Cadence Bank	3,163	67,119
Cambridge Bancorp	93	5,793
Camden National Corp.	332	9,369
Capital City Bank Group, Inc.	400	11,932
Capitol Federal Financial, Inc.	1,954	9,321
Capstar Financial Holdings, Inc.	374	5,307
Cathay General Bancorp	768	26,696
Central Pacific Financial Corp.	579	9,658
Central Valley Community Bancorp	295	4,162
Chemung Financial Corp.	36	1,426
Citigroup, Inc.	31,031	1,276,305
Citizens & Northern Corp.	324	5,686
Citizens Financial Group, Inc.	7,988	214,078
City Holding Company	280	25,298
Civista Bancshares, Inc.	342	5,301
CNB Financial Corp.	426	7,715
Codorus Valley Bancorp, Inc.	267	4,977
Columbia Banking System, Inc.	3,639	73,872
Columbia Financial, Inc. (A)	1,909	29,990
Comerica, Inc.	2,162	89,831
Commerce Bancshares, Inc.	1,812	86,940
Community Bank System, Inc.	769	32,459
Community Trust Bancorp, Inc.	310	10,621
ConnectOne Bancorp, Inc.	882	15,726
Cullen/Frost Bankers, Inc.	1,066	97,230
Customers Bancorp, Inc. (A)	374	12,884
CVB Financial Corp.	1,133	18,774
Dime Community Bancshares, Inc.	776	15,489
Eagle Bancorp, Inc.	547	11,733
East West Bancorp, Inc.	2,254	118,808
Eastern Bankshares, Inc.	1,922	24,102
Enterprise Bancorp, Inc.	293	8,022
Enterprise Financial Services Corp.	742	27,825
Equity Bancshares, Inc., Class A	331	7,967
Esquire Financial Holdings, Inc.	215	9,823
Farmers & Merchants Bancorp, Inc.	101	1,771
FB Financial Corp.	908	25,751
Fifth Third Bancorp	11,095	281,036
Financial Institutions, Inc.	396	6,665
First Bancorp (North Carolina)	684	19,248
First Bancorp (Puerto Rico)	3,172	42,695
First Busey Corp.	1,120	21,526
First Citizens BancShares, Inc., Class A	221	305,002
First Commonwealth Financial Corp.	1,842	22,491
First Community Bankshares, Inc.	247	7,274
First Financial Bancorp	1,737	34,045
First Financial Bankshares, Inc.	2,377	59,710
First Financial Corp.	283	9,568
First Hawaiian, Inc.	2,278	41,118
First Horizon Corp.	8,848	97,505
First Internet Bancorp	220	3,566
First Interstate BancSystem, Inc., Class A	1,855	46,264
First Merchants Corp.	955	26,568
Flushing Financial Corp.	465	6,105
FNB Corp.	5,943	64,125
Fulton Financial Corp.	2,254	27,296
FVCBankcorp, Inc. (A)	533	6,828
German American Bancorp, Inc.	635	17,202
Glacier Bancorp, Inc.	1,905	54,293
Great Southern Bancorp, Inc.	260	12,459
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Guaranty Bancshares, Inc.	278	$7,976
Hancock Whitney Corp.	1,414	52,304
Hanmi Financial Corp.	645	10,468
HarborOne Bancorp, Inc.	1,175	11,186
Heartland Financial USA, Inc.	771	22,691
Heritage Commerce Corp.	1,034	8,758
Heritage Financial Corp.	708	11,547
Hilltop Holdings, Inc.	1,026	29,097
Home Bancorp, Inc.	185	5,896
Home BancShares, Inc.	3,102	64,956
HomeStreet, Inc.	395	3,077
Hope Bancorp, Inc.	2,344	20,744
Horizon Bancorp, Inc.	928	9,911
Huntington Bancshares, Inc.	23,877	248,321
Independent Bank Corp. (Massachusetts)	711	34,903
Independent Bank Corp. (Michigan)	491	9,005
Independent Bank Group, Inc.	753	29,781
International Bancshares Corp.	802	34,759
Investar Holding Corp.	319	3,378
JPMorgan Chase & Co.	46,521	6,746,475
Kearny Financial Corp.	1,435	9,945
KeyCorp	14,999	161,389
Lakeland Bancorp, Inc.	1,308	16,507
Lakeland Financial Corp.	456	21,642
Live Oak Bancshares, Inc.	804	23,276
Luther Burbank Corp.	1,133	9,517
M&T Bank Corp.	2,736	345,967
Macatawa Bank Corp.	926	8,297
Mercantile Bank Corp.	362	11,189
Metropolitan Bank Holding Corp. (A)	184	6,676
Midland States Bancorp, Inc.	539	11,071
MidWestOne Financial Group, Inc.	336	6,831
MVB Financial Corp.	285	6,435
National Bank Holdings Corp., Class A	697	20,743
National Bankshares, Inc.	168	4,207
NBT Bancorp, Inc.	501	15,877
New York Community Bancorp, Inc.	8,838	100,223
Nicolet Bankshares, Inc.	67	4,675
Northfield Bancorp, Inc.	1,000	9,450
Northrim BanCorp, Inc.	150	5,943
Northwest Bancshares, Inc.	2,105	21,534
Norwood Financial Corp.	211	5,435
NU Holdings, Ltd., Class A (A)	56,681	410,937
OceanFirst Financial Corp.	1,155	16,713
OFG Bancorp	931	27,800
Old National Bancorp	4,312	62,696
Old Second Bancorp, Inc.	816	11,106
Origin Bancorp, Inc.	516	14,897
Pacific Premier Bancorp, Inc.	1,278	27,809
PacWest Bancorp	2,065	16,334
Park National Corp.	210	19,849
Pathward Financial, Inc.	521	24,013
Peapack-Gladstone Financial Corp.	397	10,183
Peoples Bancorp of North Carolina, Inc.	98	2,203
Peoples Bancorp, Inc.	711	18,045
Pinnacle Financial Partners, Inc.	1,285	86,146
Ponce Financial Group, Inc. (A)	702	5,490
Popular, Inc.	829	52,235
Preferred Bank	294	18,302
Premier Financial Corp.	804	13,716
Primis Financial Corp.	655	5,338
Princeton Bancorp, Inc.	226	6,552
Prosperity Bancshares, Inc.	1,071	58,455
Provident Bancorp, Inc. (A)	54	523
Provident Financial Services, Inc.	1,019	15,581

287

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
QCR Holdings, Inc.	349	$16,933
RBB Bancorp	407	5,201
Red River Bancshares, Inc.	155	7,124
Regions Financial Corp.	15,240	262,128
Renasant Corp.	1,005	26,321
Republic Bancorp, Inc., Class A	350	15,418
Republic First Bancorp, Inc. (A)	1,584	301
S&T Bancorp, Inc.	768	20,797
Sandy Spring Bancorp, Inc.	750	16,073
Seacoast Banking Corp. of Florida	1,097	24,090
ServisFirst Bancshares, Inc.	848	44,240
Shore Bancshares, Inc.	488	5,134
Sierra Bancorp	373	7,072
Silvergate Capital Corp., Class A (A)	497	75
Simmons First National Corp., Class A	2,304	39,076
South Plains Financial, Inc.	415	10,973
Southern First Bancshares, Inc. (A)	207	5,577
Southern Missouri Bancorp, Inc.	206	7,970
Southside Bancshares, Inc.	667	19,143
SouthState Corp.	1,302	87,703
Stellar Bancorp, Inc.	998	21,277
Sterling Bancorp, Inc. (A)	1,248	7,288
Stock Yards Bancorp, Inc.	419	16,463
Summit Financial Group, Inc.	329	7,416
Synovus Financial Corp.	2,472	68,722
Territorial Bancorp, Inc.	238	2,163
Texas Capital Bancshares, Inc. (A)	863	50,831
The Bancorp, Inc. (A)	1,009	34,811
The First Bancorp, Inc.	302	7,097
The First of Long Island Corp.	570	6,561
The PNC Financial Services Group, Inc.	6,509	799,110
Timberland Bancorp, Inc.	79	2,141
Tompkins Financial Corp.	290	14,207
Towne Bank	1,355	31,070
TriCo Bancshares	622	19,923
Triumph Financial, Inc. (A)	443	28,702
Truist Financial Corp.	21,712	621,180
Trustmark Corp.	1,112	24,164
U.S. Bancorp	24,386	806,201
UMB Financial Corp.	475	29,474
United Bankshares, Inc.	2,146	59,208
United Community Banks, Inc.	1,695	43,070
Unity Bancorp, Inc.	266	6,232
Univest Financial Corp.	651	11,314
Valley National Bancorp	7,874	67,401
Veritex Holdings, Inc.	1,027	18,435
Washington Federal, Inc.	1,028	26,337
Washington Trust Bancorp, Inc.	335	8,821
Webster Financial Corp.	2,933	118,229
Wells Fargo & Company	59,860	2,445,880
WesBanco, Inc.	1,118	27,302
West BanCorp, Inc.	410	6,687
Western Alliance Bancorp	1,809	83,160
Western New England Bancorp, Inc.	652	4,231
Wintrust Financial Corp.	1,028	77,614
WSFS Financial Corp.	1,111	40,552
Zions Bancorp NA	2,266	79,061
		23,210,783
Capital markets – 3.0%
Affiliated Managers Group, Inc.	573	74,685
AlTi Global, Inc. (A)	341	2,373
Ameriprise Financial, Inc.	1,684	555,181
Ares Management Corp., Class A	2,810	289,065
Artisan Partners Asset Management, Inc., Class A	1,162	43,482
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
AssetMark Financial Holdings, Inc. (A)	1,278	$32,052
Associated Capital Group, Inc., Class A	130	4,745
Avantax, Inc. (A)	860	21,999
Bain Capital Specialty Finance, Inc.	569	8,711
Bakkt Holdings, Inc. (A)	1,026	1,200
Barings BDC, Inc.	1,343	11,966
BGC Group, Inc., Class A	5,719	30,196
BlackRock Capital Investment Corp.	2,031	7,535
BlackRock TCP Capital Corp.	538	6,316
BlackRock, Inc.	2,404	1,554,162
Blue Owl Capital, Inc.	6,668	86,417
Bridge Investment Group Holdings, Inc., Class A	617	5,676
Brightsphere Investment Group, Inc.	415	8,047
Capital Southwest Corp.	445	10,191
Carlyle Secured Lending, Inc.	398	5,771
Cboe Global Markets, Inc.	1,712	267,432
CME Group, Inc.	5,821	1,165,481
Cohen & Steers, Inc.	825	51,719
Coinbase Global, Inc., Class A (A)	2,915	218,858
Diamond Hill Investment Group, Inc.	65	10,957
Donnelley Financial Solutions, Inc. (A)	521	29,322
Ellington Financial, Inc.	880	10,974
Evercore, Inc., Class A	649	89,484
FactSet Research Systems, Inc.	614	268,478
Federated Hermes, Inc.	1,473	49,891
Fidus Investment Corp.	537	10,310
Forge Global Holdings, Inc. (A)	2,536	5,148
Franklin Resources, Inc.	7,937	195,091
GCM Grosvenor, Inc., Class A	217	1,684
Gladstone Capital Corp.	801	7,722
Gladstone Investment Corp.	740	9,428
Golub Capital BDC, Inc.	297	4,357
Greenhill & Company, Inc.	96	1,421
Hamilton Lane, Inc., Class A	644	58,243
Houlihan Lokey, Inc.	832	89,124
Interactive Brokers Group, Inc., Class A	1,612	139,535
Intercontinental Exchange, Inc.	9,037	994,251
Invesco, Ltd.	7,229	104,965
Jefferies Financial Group, Inc.	3,593	131,612
KKR & Company, Inc.	14,008	862,893
Lazard, Ltd., Class A	1,833	56,841
LPL Financial Holdings, Inc.	1,273	302,528
MarketAxess Holdings, Inc.	613	130,961
MidCap Financial Investment Corp.	512	7,040
Moelis & Company, Class A	1,086	49,011
Monroe Capital Corp.	561	4,179
Moody's Corp.	2,946	931,437
Morgan Stanley	26,970	2,202,640
Morningstar, Inc.	696	163,031
MSCI, Inc.	1,292	662,899
Nasdaq, Inc.	7,919	384,784
Northern Trust Corp.	3,158	219,418
Open Lending Corp. (A)	2,053	15,028
Oppenheimer Holdings, Inc., Class A	169	6,474
Oxford Square Capital Corp.	1,411	4,247
P10, Inc., Class A	510	5,942
P10, Inc., Class B	665	7,747
PennantPark Floating Rate Capital, Ltd.	759	8,091
PennantPark Investment Corp.	1,644	10,818
Perella Weinberg Partners	815	8,297
Piper Sandler Companies	301	43,738
Portman Ridge Finance Corp.	262	5,044
Raymond James Financial, Inc.	3,491	350,601
Robinhood Markets, Inc., Class A (A)	12,450	122,135

288

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
S&P Global, Inc.	5,215	$1,905,613
Sculptor Capital Management, Inc.	537	6,229
SEI Investments Company	2,103	126,664
SLR Investment Corp.	420	6,464
State Street Corp.	5,517	369,418
Stellus Capital Investment Corp.	468	6,365
StepStone Group, Inc., Class A	1,110	35,054
Stifel Financial Corp.	1,702	104,571
StoneX Group, Inc. (A)	351	34,019
T. Rowe Price Group, Inc.	3,575	374,910
The Bank of New York Mellon Corp.	12,819	546,730
The Blackstone Group, Inc.	11,332	1,214,110
The Carlyle Group, Inc.	5,845	176,285
The Charles Schwab Corp.	28,936	1,588,586
The Goldman Sachs Group, Inc.	5,281	1,708,773
TPG, Inc.	1,243	37,439
Tradeweb Markets, Inc., Class A	1,792	143,718
TriplePoint Venture Growth BDC Corp.	568	5,941
Victory Capital Holdings, Inc., Class A	1,216	40,541
Virtu Financial, Inc., Class A	1,673	28,893
Virtus Investment Partners, Inc.	128	25,855
WhiteHorse Finance, Inc.	557	7,113
WisdomTree, Inc.	2,831	19,817
		21,754,189
Consumer finance – 0.5%
Ally Financial, Inc.	4,836	129,024
American Express Company	11,798	1,760,144
Atlanticus Holdings Corp. (A)	234	7,093
Bread Financial Holdings, Inc.	803	27,463
Capital One Financial Corp.	6,118	593,752
Consumer Portfolio Services, Inc. (A)	225	2,041
Credit Acceptance Corp. (A)	209	96,165
Curo Group Holdings Corp. (A)	544	571
Discover Financial Services	4,216	365,232
Encore Capital Group, Inc. (A)	412	19,677
Enova International, Inc. (A)	563	28,640
EZCORP, Inc., Class A (A)	1,126	9,290
FirstCash Holdings, Inc.	788	79,099
Green Dot Corp., Class A (A)	978	13,624
LendingClub Corp. (A)	511	3,117
LendingTree, Inc. (A)	258	3,999
Medallion Financial Corp.	113	793
MoneyLion, Inc. (A)	82	1,774
Navient Corp.	2,060	35,473
Nelnet, Inc., Class A	367	32,780
NerdWallet, Inc., Class A (A)	636	5,654
OneMain Holdings, Inc.	1,891	75,810
Oportun Financial Corp. (A)	464	3,350
PRA Group, Inc. (A)	701	13,466
PROG Holdings, Inc. (A)	872	28,959
Regional Management Corp.	205	5,674
SLM Corp.	3,985	54,276
SoFi Technologies, Inc. (A)	14,760	117,932
Sunlight Financial Holdings, Inc. (A)	74	33
Synchrony Financial	6,824	208,610
Upstart Holdings, Inc. (A)(C)	1,379	39,357
World Acceptance Corp. (A)	124	15,755
		3,778,627
Financial services – 4.2%
Acacia Research Corp. (A)	1,092	3,986
Affirm Holdings, Inc. (A)(C)	3,833	81,528
Apollo Global Management, Inc.	9,299	834,678
AvidXchange Holdings, Inc. (A)	3,067	29,075
Berkshire Hathaway, Inc., Class A (A)	9	4,783,293
Berkshire Hathaway, Inc., Class B (A)	20,430	7,156,629
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Block, Inc. (A)	8,691	$384,664
BM Technologies, Inc. (A)	308	616
Cannae Holdings, Inc. (A)	1,126	20,989
Cass Information Systems, Inc.	256	9,536
Enact Holdings, Inc.	2,321	63,201
Equitable Holdings, Inc.	6,007	170,539
Euronet Worldwide, Inc. (A)	845	67,076
Federal Agricultural Mortgage Corp., Class C	173	26,694
Federal National Mortgage Association (A)	8,554	5,295
Fidelity National Information Services, Inc.	9,627	532,084
Fiserv, Inc. (A)	9,709	1,096,729
FleetCor Technologies, Inc. (A)	1,183	302,067
Flywire Corp. (A)	1,698	54,149
Global Payments, Inc.	4,246	489,946
i3 Verticals, Inc., Class A (A)	424	8,963
International Money Express, Inc. (A)	496	8,397
Jack Henry & Associates, Inc.	1,176	177,741
Jackson Financial, Inc., Class A	1,256	48,004
LoanDepot, Inc., Class A (A)	82	141
Marqeta, Inc., Class A (A)	7,428	44,419
Mastercard, Inc., Class A	14,612	5,785,037
Merchants Bancorp	829	22,980
MGIC Investment Corp.	2,381	39,739
Mr. Cooper Group, Inc. (A)	340	18,210
NewtekOne, Inc. (C)	477	7,036
NMI Holdings, Inc., Class A (A)	1,463	39,633
Ocwen Financial Corp. (A)	165	4,270
PagSeguro Digital, Ltd., Class A (A)	2,248	19,355
Paymentus Holdings, Inc., Class A (A)	578	9,595
Payoneer Global, Inc. (A)	5,500	33,660
PayPal Holdings, Inc. (A)	18,268	1,067,947
Paysign, Inc. (A)	1,105	2,155
PennyMac Financial Services, Inc.	824	54,878
Priority Technology Holdings, Inc. (A)	1,154	3,739
Radian Group, Inc.	2,549	64,005
Remitly Global, Inc. (A)	2,668	67,287
Rocket Companies, Inc., Class A (A)(C)	499	4,082
Shift4 Payments, Inc., Class A (A)	852	47,175
TFS Financial Corp.	3,937	46,535
The Western Union Company	5,964	78,606
Toast, Inc., Class A (A)	5,509	103,184
TrustCo Bank Corp. NY	400	10,916
Visa, Inc., Class A	25,489	5,862,725
Voya Financial, Inc.	1,552	103,130
Walker & Dunlop, Inc.	566	42,020
WEX, Inc. (A)	719	135,237
		30,073,575
Insurance – 2.0%
Aflac, Inc.	9,884	758,597
American Coastal Insurance Corp. (A)	433	3,187
American Equity Investment Life Holding Company	1,278	68,552
American Financial Group, Inc.	1,282	143,161
American International Group, Inc.	11,878	719,807
AMERISAFE, Inc.	412	20,629
Aon PLC, Class A	3,312	1,073,817
Arch Capital Group, Ltd. (A)	5,996	477,941
Argo Group International Holdings, Ltd.	686	20,470
Arthur J. Gallagher & Company	3,447	785,675
Assurant, Inc.	835	119,889
Assured Guaranty, Ltd.	997	60,338
Axis Capital Holdings, Ltd.	1,428	80,496

289

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Bright Health Group, Inc. (A)	128	$764
Brighthouse Financial, Inc. (A)	1,236	60,490
Brown & Brown, Inc.	4,623	322,870
BRP Group, Inc., Class A (A)	1,065	24,740
Cincinnati Financial Corp.	2,553	261,146
CNA Financial Corp.	4,244	167,001
CNO Financial Group, Inc.	2,084	49,453
Crawford & Company, Class B	1,283	10,995
Donegal Group, Inc., Class A	786	11,204
eHealth, Inc. (A)	490	3,626
Employers Holdings, Inc.	594	23,730
Enstar Group, Ltd. (A)	223	53,966
Erie Indemnity Company, Class A	756	222,105
Everest Group, Ltd.	619	230,064
F&G Annuities & Life, Inc.	1,837	51,546
Fidelity National Financial, Inc.	4,470	184,611
First American Financial Corp.	1,651	93,265
Genworth Financial, Inc., Class A (A)	7,530	44,126
Globe Life, Inc.	1,471	159,942
GoHealth, Inc., Class A (A)	146	2,116
Goosehead Insurance, Inc., Class A (A)	367	27,353
Hagerty, Inc., Class A (A)	1,692	13,824
HCI Group, Inc.	170	9,229
Heritage Insurance Holdings, Inc. (A)	734	4,764
Hippo Holdings, Inc. (A)	362	2,885
Horace Mann Educators Corp.	841	24,709
Investors Title Company	50	7,405
Kemper Corp.	1,124	47,242
Kinsale Capital Group, Inc.	390	161,511
Lemonade, Inc. (A)(C)	1,150	13,363
Lincoln National Corp.	2,877	71,033
Loews Corp.	797	50,458
Maiden Holdings, Ltd. (A)	1,154	2,031
Markel Group, Inc. (A)	212	312,168
Marsh & McLennan Companies, Inc.	7,994	1,521,258
MBIA, Inc. (A)	1,050	7,571
Mercury General Corp.	1,013	28,394
MetLife, Inc.	12,451	783,292
Midwest Holding, Inc. (A)	14	366
National Western Life Group, Inc., Class A	35	15,312
NI Holdings, Inc. (A)	641	8,250
Old Republic International Corp.	4,621	124,490
Oscar Health, Inc., Class A (A)	3,277	18,253
Palomar Holdings, Inc. (A)	466	23,650
Primerica, Inc.	609	118,152
Principal Financial Group, Inc.	3,874	279,199
ProAssurance Corp.	1,099	20,760
Prudential Financial, Inc.	5,844	554,537
Reinsurance Group of America, Inc.	1,088	157,967
RenaissanceRe Holdings, Ltd.	725	143,492
RLI Corp.	774	105,179
Root, Inc., Class A (A)	229	2,178
Ryan Specialty Holdings, Inc. (A)	1,884	91,186
Safety Insurance Group, Inc.	323	22,025
Selective Insurance Group, Inc.	976	100,694
SelectQuote, Inc. (A)	2,185	2,556
Stewart Information Services Corp.	487	21,331
The Allstate Corp.	4,232	471,487
The Hanover Insurance Group, Inc.	568	63,037
The Hartford Financial Services Group, Inc.	4,860	344,623
The Progressive Corp.	9,455	1,317,082
The Travelers Companies, Inc.	3,701	604,410
Trupanion, Inc. (A)(C)	706	19,909
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	546	$10,784
Universal Insurance Holdings, Inc.	656	9,197
Unum Group	2,944	144,815
W.R. Berkley Corp.	4,258	270,340
White Mountains Insurance Group, Ltd.	37	55,341
		14,519,411
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	80	444
AGNC Investment Corp.	7,978	75,312
Angel Oak Mortgage, Inc.	160	1,365
Annaly Capital Management, Inc.	6,736	126,704
Apollo Commercial Real Estate Finance, Inc.	2,544	25,771
Arbor Realty Trust, Inc.	2,539	38,542
Ares Commercial Real Estate Corp.	789	7,511
ARMOUR Residential REIT, Inc.	1,413	6,005
Blackstone Mortgage Trust, Inc., Class A	2,768	60,204
BrightSpire Capital, Inc.	2,589	16,207
Chicago Atlantic Real Estate Finance, Inc.	109	1,604
Chimera Investment Corp.	3,772	20,595
Claros Mortgage Trust, Inc.	1,986	22,005
Dynex Capital, Inc.	611	7,295
Ellington Residential Mortgage REIT	471	2,925
Franklin BSP Realty Trust, Inc.	891	11,797
Granite Point Mortgage Trust, Inc.	1,105	5,392
Great Ajax Corp.	553	3,561
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (C)	1,402	29,722
Invesco Mortgage Capital, Inc.	352	3,524
KKR Real Estate Finance Trust, Inc.	1,084	12,867
Ladder Capital Corp.	2,439	25,024
MFA Financial, Inc.	1,816	17,452
New York Mortgage Trust, Inc.	1,306	11,088
Orchid Island Capital, Inc.	327	2,783
PennyMac Mortgage Investment Trust	1,708	21,179
Ready Capital Corp.	2,537	25,649
Redwood Trust, Inc.	2,127	15,166
Rithm Capital Corp.	7,947	73,828
Starwood Property Trust, Inc.	5,131	99,285
TPG RE Finance Trust, Inc.	1,656	11,145
Two Harbors Investment Corp.	1,453	19,238
		801,189
		94,137,774
Health care – 12.8%
Biotechnology – 2.5%
2seventy bio, Inc. (A)	648	2,540
4D Molecular Therapeutics, Inc. (A)	535	6,811
89bio, Inc. (A)	819	12,645
Aadi Bioscience, Inc. (A)	394	1,907
AbbVie, Inc.	28,609	4,264,458
Abeona Therapeutics, Inc. (A)	280	1,179
Absci Corp. (A)	1,544	2,038
ACADIA Pharmaceuticals, Inc. (A)	2,745	57,206
Achieve Life Sciences, Inc. (A)	170	731
Achillion Pharmaceuticals, Inc. (A)(B)	3,410	5,181
Actinium Pharmaceuticals, Inc. (A)	204	1,208
Acumen Pharmaceuticals, Inc. (A)	592	2,457
Acurx Pharmaceuticals, Inc. (A)	299	428
Adaptimmune Therapeutics PLC, ADR (A)	1,558	1,215
Adicet Bio, Inc. (A)	663	908
ADMA Biologics, Inc. (A)	1,384	4,955
Aduro Biotech, Inc. (A)(B)	312	773

290

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Aerovate Therapeutics, Inc. (A)(C)	391	$5,306
Agenus, Inc. (A)	4,630	5,232
Agios Pharmaceuticals, Inc. (A)	969	23,983
Akero Therapeutics, Inc. (A)	754	38,137
Akouos, Inc. (A)(B)	504	912
Albireo Pharma, Inc. (A)(B)	301	647
Aldeyra Therapeutics, Inc. (A)	1,138	7,602
Alector, Inc. (A)	1,508	9,772
Aligos Therapeutics, Inc. (A)	162	121
Alkermes PLC (A)	2,773	77,672
Allakos, Inc. (A)	1,352	3,069
Allogene Therapeutics, Inc. (A)	2,589	8,207
Allovir, Inc. (A)	1,480	3,182
Alnylam Pharmaceuticals, Inc. (A)	1,971	349,064
Alpine Immune Sciences, Inc. (A)	715	8,187
Altimmune, Inc. (A)	801	2,083
ALX Oncology Holdings, Inc. (A)	659	3,163
Ambrx Biopharma, Inc., ADR (A)	287	3,301
Amgen, Inc.	8,607	2,313,217
Amicus Therapeutics, Inc. (A)	4,686	56,982
AnaptysBio, Inc. (A)	530	9,519
Anavex Life Sciences Corp. (A)	431	2,823
Anika Therapeutics, Inc. (A)	288	5,365
Annexon, Inc. (A)	896	2,115
Annovis Bio, Inc. (A)	176	1,670
Apellis Pharmaceuticals, Inc. (A)	1,786	67,939
Applied Therapeutics, Inc. (A)	1,067	2,657
Aravive, Inc. (A)	893	118
Arbutus Biopharma Corp. (A)	1,653	3,356
ARCA biopharma, Inc. (A)	174	350
Arcellx, Inc. (A)	707	25,367
Arcturus Therapeutics Holdings, Inc. (A)	330	8,432
Arcus Biosciences, Inc. (A)	1,192	21,396
Arcutis Biotherapeutics, Inc. (A)	1,116	5,926
Ardelyx, Inc. (A)	3,046	12,428
Arrowhead Pharmaceuticals, Inc. (A)	1,775	47,694
ARS Pharmaceuticals, Inc. (A)	898	3,394
Assembly Biosciences, Inc. (A)	358	317
Astria Therapeutics, Inc. (A)	352	2,626
Atara Biotherapeutics, Inc. (A)	1,915	2,834
aTyr Pharma, Inc. (A)	237	374
Aura Biosciences, Inc. (A)	531	4,763
Avid Bioservices, Inc. (A)	992	9,364
Avidity Biosciences, Inc. (A)	920	5,870
Avita Medical, Inc. (A)	216	3,156
Beam Therapeutics, Inc. (A)	1,146	27,561
BioAtla, Inc. (A)	872	1,482
BioCryst Pharmaceuticals, Inc. (A)	2,966	20,999
Biogen, Inc. (A)	2,333	599,604
Biohaven, Ltd. (A)	1,091	28,377
BioMarin Pharmaceutical, Inc. (A)	3,057	270,483
Biomea Fusion, Inc. (A)	543	7,472
BioVie, Inc. (A)(C)	667	2,274
Bioxcel Therapeutics, Inc. (A)	460	1,164
Black Diamond Therapeutics, Inc. (A)	960	2,755
Bluebird Bio, Inc. (A)	1,199	3,645
Blueprint Medicines Corp. (A)	1,002	50,320
Bolt Biotherapeutics, Inc. (A)	1,138	1,184
Bridgebio Pharma, Inc. (A)	2,543	67,059
C4 Therapeutics, Inc. (A)	755	1,404
Cabaletta Bio, Inc. (A)	570	8,675
Candel Therapeutics, Inc. (A)	599	557
Capricor Therapeutics, Inc. (A)	749	2,562
Cardiff Oncology, Inc. (A)	1,316	1,829
CareDx, Inc. (A)	890	6,230
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Caribou Biosciences, Inc. (A)	936	$4,474
Carisma Therapeutics, Inc.	96	406
Catalyst Pharmaceuticals, Inc. (A)	1,738	20,317
Celcuity, Inc. (A)	202	1,846
Celldex Therapeutics, Inc. (A)	768	21,135
CEL-SCI Corp. (A)	784	980
Celularity, Inc. (A)	2,334	518
Century Therapeutics, Inc. (A)	839	1,678
Cerevel Therapeutics Holdings, Inc. (A)	2,518	54,968
Checkpoint Therapeutics, Inc. (A)	243	413
Chimerix, Inc. (A)	1,055	1,013
Chinook Therapeutics, Inc. (A)(B)	965	376
Cidara Therapeutics, Inc. (A)	519	489
Cogent Biosciences, Inc. (A)	1,064	10,374
Coherus Biosciences, Inc. (A)	1,434	5,363
Compass Therapeutics, Inc. (A)	1,405	2,768
Concert Pharmaceuticals, Inc. (A)(B)	1,064	394
Corvus Pharmaceuticals, Inc. (A)	153	223
Crinetics Pharmaceuticals, Inc. (A)	797	23,703
Cue Biopharma, Inc. (A)	664	1,527
Cullinan Oncology, Inc. (A)	632	5,720
Cyteir Therapeutics, Inc. (A)	402	1,142
Cytokinetics, Inc. (A)	1,511	44,514
CytomX Therapeutics, Inc. (A)	1,192	1,538
Day One Biopharmaceuticals, Inc. (A)	1,178	14,454
Decibel Therapeutics, Inc. (A)(B)	543	494
Deciphera Pharmaceuticals, Inc. (A)	1,040	13,229
Denali Therapeutics, Inc. (A)	2,200	45,386
DermTech, Inc. (A)	483	696
Design Therapeutics, Inc. (A)	844	1,992
DiaMedica Therapeutics, Inc. (A)	297	766
Dianthus Therapeutics, Inc. (A)	151	2,064
Disc Medicine, Inc. (A)	122	5,732
Dynavax Technologies Corp. (A)	1,983	29,289
Dyne Therapeutics, Inc. (A)	932	8,351
Eagle Pharmaceuticals, Inc. (A)	259	4,084
Editas Medicine, Inc. (A)	1,143	8,915
Eiger BioPharmaceuticals, Inc. (A)	622	190
Emergent BioSolutions, Inc. (A)	921	3,131
Enanta Pharmaceuticals, Inc. (A)	370	4,133
Entrada Therapeutics, Inc. (A)	489	7,726
EQRx, Inc. (A)	7,952	17,653
Erasca, Inc. (A)	2,011	3,962
Evelo Biosciences, Inc. (A)	129	506
Exact Sciences Corp. (A)	2,925	199,544
Exagen, Inc. (A)	252	617
Exelixis, Inc. (A)	5,369	117,313
Fate Therapeutics, Inc. (A)	1,608	3,409
Fennec Pharmaceuticals, Inc. (A)	279	2,095
FibroGen, Inc. (A)	1,640	1,415
Flexion Therapeutics, Inc. (A)(B)	867	684
Foghorn Therapeutics, Inc. (A)	709	3,545
Frequency Therapeutics, Inc. (A)	965	353
G1 Therapeutics, Inc. (A)	826	1,189
Gain Therapeutics, Inc. (A)	90	291
Galera Therapeutics, Inc. (A)	965	169
Gamida Cell, Ltd. (A)	1,402	1,444
Generation Bio Company (A)	1,161	4,400
Genprex, Inc. (A)	381	150
Geron Corp. (A)	5,962	12,639
Gilead Sciences, Inc.	20,177	1,512,064
GlycoMimetics, Inc. (A)	933	1,400
Gossamer Bio, Inc. (A)	1,668	1,389
Graphite Bio, Inc. (A)	889	2,205
Greenwich Lifesciences, Inc. (A)	209	1,848

291

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Gritstone bio, Inc. (A)	1,336	$2,298
GTX Corp. (A)(B)	38	0
Halozyme Therapeutics, Inc. (A)	2,283	87,211
Heron Therapeutics, Inc. (A)	1,826	1,881
HilleVax, Inc. (A)	527	7,088
Homology Medicines, Inc. (A)	999	1,169
Horizon Therapeutics PLC (A)	3,717	430,020
Humacyte, Inc. (A)	1,629	4,773
Icosavax, Inc. (A)	737	5,712
Ideaya Biosciences, Inc. (A)	764	20,613
IGM Biosciences, Inc. (A)	556	4,643
Immuneering Corp., Class A (A)	361	2,772
Immunic, Inc. (A)	884	1,299
ImmunityBio, Inc. (A)(C)	1,369	2,314
ImmunoGen, Inc. (A)	3,506	55,640
Immunome, Inc. (A)	505	4,217
Immunovant, Inc. (A)	2,107	80,888
Incyte Corp. (A)	3,667	211,843
Inhibrx, Inc. (A)	704	12,918
Inmune Bio, Inc. (A)	459	3,140
Inovio Pharmaceuticals, Inc. (A)	3,920	1,525
Inozyme Pharma, Inc. (A)	748	3,142
Insmed, Inc. (A)	2,162	54,591
Instil Bio, Inc. (A)	2,107	902
Intellia Therapeutics, Inc. (A)	1,380	43,636
Intercept Pharmaceuticals, Inc. (A)	671	12,440
Invivyd, Inc. (A)	1,879	3,194
Ionis Pharmaceuticals, Inc. (A)	2,363	107,186
Iovance Biotherapeutics, Inc. (A)	2,904	13,213
Ironwood Pharmaceuticals, Inc. (A)	2,657	25,587
iTeos Therapeutics, Inc. (A)	554	6,066
Janux Therapeutics, Inc. (A)	645	6,502
Jasper Therapeutics, Inc. (A)	1,683	1,178
Jounce Therapeutics, Inc. (A)(B)	372	11
KalVista Pharmaceuticals, Inc. (A)	408	3,929
Karuna Therapeutics, Inc. (A)	545	92,154
Karyopharm Therapeutics, Inc. (A)	1,275	1,709
Keros Therapeutics, Inc. (A)	439	13,995
Kezar Life Sciences, Inc. (A)	994	1,183
Kiniksa Pharmaceuticals, Ltd., Class A (A)	636	11,047
Kinnate Biopharma, Inc. (A)	686	960
Kodiak Sciences, Inc. (A)	899	1,618
Kronos Bio, Inc. (A)	1,099	1,429
Krystal Biotech, Inc. (A)	395	45,820
Kura Oncology, Inc. (A)	1,043	9,512
Kymera Therapeutics, Inc. (A)	885	12,302
Lantern Pharma, Inc. (A)	174	593
Larimar Therapeutics, Inc. (A)	656	2,591
Legend Biotech Corp., ADR (A)	2,721	182,770
Lexicon Pharmaceuticals, Inc. (A)	2,952	3,218
Lineage Cell Therapeutics, Inc. (A)	2,770	3,269
Lyell Immunopharma, Inc. (A)	3,975	5,843
MacroGenics, Inc. (A)	1,201	5,597
Madrigal Pharmaceuticals, Inc. (A)	285	41,621
Magenta Therapeutics, Inc. (A)(B)	2,418	118
MannKind Corp. (A)	4,112	16,983
MeiraGTx Holdings PLC (A)	698	3,427
Merrimack Pharmaceuticals, Inc. (A)(C)	204	2,515
Mersana Therapeutics, Inc. (A)	1,566	1,989
MiMedx Group, Inc. (A)	706	5,147
Mineralys Therapeutics, Inc. (A)	370	3,519
Mirati Therapeutics, Inc. (A)	902	39,291
Mirum Pharmaceuticals, Inc. (A)	650	20,540
Moderna, Inc. (A)	6,223	642,774
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Monte Rosa Therapeutics, Inc. (A)	877	$4,201
Morphic Holding, Inc. (A)	687	15,739
Mustang Bio, Inc. (A)	108	221
Myriad Genetics, Inc. (A)	1,391	22,312
Natera, Inc. (A)	1,772	78,411
Neurocrine Biosciences, Inc. (A)	1,582	177,975
NextCure, Inc. (A)	542	699
NightHawk Biosciences, Inc. (A)	122	64
Nkarta, Inc. (A)	741	1,030
Northwest Biotherapeutics, Inc. (A)(C)	11,656	10,603
Novavax, Inc. (A)(C)	1,306	9,455
Nurix Therapeutics, Inc. (A)	762	5,989
Nuvalent, Inc., Class A (A)	831	38,201
Nuvectis Pharma, Inc. (A)	46	593
Ocean Biomedical, Inc. (A)	129	503
Ocugen, Inc. (A)	4,428	1,771
Olema Pharmaceuticals, Inc. (A)	673	8,312
Omega Therapeutics, Inc. (A)	866	1,862
Omthera Pharmaceuticals, Inc. (A)(B)	498	0
Organogenesis Holdings, Inc. (A)	2,172	6,907
ORIC Pharmaceuticals, Inc. (A)	743	4,495
Outlook Therapeutics, Inc. (A)	1,883	416
Palatin Technologies, Inc. (A)	107	162
Paratek Pharmaceuticals, Inc. (A)(B)	901	72
Pardes Biosciences, Inc. (A)(B)	703	21
PDL BioPharma, Inc. (A)(B)	1,734	1,405
PDS Biotechnology Corp. (A)	567	2,863
PepGen, Inc. (A)	376	1,910
PMV Pharmaceuticals, Inc. (A)	729	4,476
Point Biopharma Global, Inc. (A)	1,690	11,272
Poseida Therapeutics, Inc. (A)	1,586	3,775
Praxis Precision Medicines, Inc. (A)	1,320	2,257
Precigen, Inc. (A)	3,305	4,693
Precision BioSciences, Inc. (A)	1,970	672
Prelude Therapeutics, Inc. (A)	793	2,450
Prime Medicine, Inc. (A)	1,235	11,782
ProKidney Corp. (A)(C)	577	2,643
Protagonist Therapeutics, Inc. (A)	791	13,194
Protalix BioTherapeutics, Inc. (A)	510	847
Prothena Corp. PLC (A)	569	27,454
PTC Therapeutics, Inc. (A)	1,210	27,116
Puma Biotechnology, Inc. (A)	890	2,341
Pyxis Oncology, Inc. (A)	721	1,435
Quince Therapeutics, Inc. (A)	478	535
Rallybio Corp. (A)	561	1,891
RAPT Therapeutics, Inc. (A)	543	9,025
Recursion Pharmaceuticals, Inc., Class A (A)	2,871	21,963
Regeneron Pharmaceuticals, Inc. (A)	1,733	1,426,190
REGENXBIO, Inc. (A)	771	12,691
Relay Therapeutics, Inc. (A)	1,927	16,206
Reneo Pharmaceuticals, Inc. (A)	651	4,957
Replimune Group, Inc. (A)	778	13,312
REVOLUTION Medicines, Inc. (A)	1,395	38,614
Rhythm Pharmaceuticals, Inc. (A)	921	21,114
Rigel Pharmaceuticals, Inc. (A)	1,780	1,922
Rocket Pharmaceuticals, Inc. (A)	1,269	26,002
Sage Therapeutics, Inc. (A)	1,024	21,074
Sana Biotechnology, Inc. (A)	3,178	12,299
Sangamo Therapeutics, Inc. (A)	2,664	1,598
Sarepta Therapeutics, Inc. (A)	1,435	173,951
Savara, Inc. (A)	2,744	10,372
Scholar Rock Holding Corp. (A)	838	5,950
Seagen, Inc. (A)	3,030	642,815
Selecta Biosciences, Inc. (A)	2,132	2,260

292

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
SELLAS Life Sciences Group, Inc. (A)	418	$686
Sensei Biotherapeutics, Inc. (A)	498	374
Senti Biosciences, Inc. (A)	532	226
Sera Prognostics, Inc., Class A (A)	414	770
Seres Therapeutics, Inc. (A)	2,022	4,812
Solid Biosciences, Inc. (A)	185	466
Spectrum Pharmaceuticals, Inc. (A)(B)	3,285	263
Spero Therapeutics, Inc. (A)	623	754
SpringWorks Therapeutics, Inc. (A)	998	23,074
Stoke Therapeutics, Inc. (A)	722	2,845
Summit Therapeutics, Inc. (A)(C)	2,216	4,144
Sutro Biopharma, Inc. (A)	868	3,012
Syndax Pharmaceuticals, Inc. (A)	887	12,879
Synergy Pharmaceuticals, Inc. (A)(B)	6,230	18
Syros Pharmaceuticals, Inc. (A)	285	1,126
Talaris Therapeutics, Inc. (A)	937	2,633
Tango Therapeutics, Inc. (A)	1,408	15,854
Taysha Gene Therapies, Inc. (A)	1,015	3,207
Tenaya Therapeutics, Inc. (A)	1,121	2,859
TG Therapeutics, Inc. (A)	2,388	19,964
Tracon Pharmaceuticals, Inc. (A)	1,275	227
Travere Therapeutics, Inc. (A)	1,004	8,976
TScan Therapeutics, Inc. (A)	684	1,751
Twist Bioscience Corp. (A)	907	18,376
Tyra Biosciences, Inc. (A)	661	9,102
Ultragenyx Pharmaceutical, Inc. (A)	1,176	41,924
United Therapeutics Corp. (A)	746	168,499
UNITY Biotechnology, Inc. (A)	109	262
UroGen Pharma, Ltd. (A)	495	6,935
Vanda Pharmaceuticals, Inc. (A)	1,167	5,041
Vaxart, Inc. (A)	2,037	1,536
Vaxcyte, Inc. (A)	1,279	65,203
Vaxxinity, Inc., Class A (A)	2,459	3,369
Vera Therapeutics, Inc. (A)	551	7,554
Veracyte, Inc. (A)	1,160	25,903
Vericel Corp. (A)	832	27,889
Vertex Pharmaceuticals, Inc. (A)	4,168	1,449,380
Verve Therapeutics, Inc. (A)	968	12,836
Vigil Neuroscience, Inc. (A)	587	3,164
Viking Therapeutics, Inc. (A)	1,415	15,664
Vir Biotechnology, Inc. (A)	2,215	20,755
Viracta Therapeutics, Inc. (A)	1,210	1,258
Viridian Therapeutics, Inc. (A)	614	9,419
Vor BioPharma, Inc. (A)	854	1,810
Voyager Therapeutics, Inc. (A)	883	6,843
Werewolf Therapeutics, Inc. (A)	415	888
X4 Pharmaceuticals, Inc. (A)	2,053	2,238
XBiotech, Inc. (A)	761	3,135
Xencor, Inc. (A)	1,071	21,581
Xilio Therapeutics, Inc. (A)	1,088	2,296
XOMA Corp. (A)	228	3,213
Y-mAbs Therapeutics, Inc. (A)	853	4,649
Zentalis Pharmaceuticals, Inc. (A)	900	18,054
Zymeworks, Inc. (A)	272	1,724
		18,334,598
Health care equipment and supplies – 2.4%
Abbott Laboratories	28,014	2,713,156
ABIOMED, Inc. (A)(B)	788	12,230
Accuray, Inc. (A)	2,141	5,824
Align Technology, Inc. (A)	1,244	379,818
Alphatec Holdings, Inc. (A)	1,632	21,167
AngioDynamics, Inc. (A)	735	5,373
Apyx Medical Corp. (A)	740	2,368
Artivion, Inc. (A)	737	11,173
AtriCure, Inc. (A)	795	34,821
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Atrion Corp.	32	$13,221
Avanos Medical, Inc. (A)	804	16,257
Axogen, Inc. (A)	823	4,115
Axonics, Inc. (A)	764	42,876
Baxter International, Inc.	8,184	308,864
Becton, Dickinson and Company	4,544	1,174,760
Beyond Air, Inc. (A)	409	945
BioSig Technologies, Inc. (A)	210	103
Bioventus, Inc., Class A (A)	978	3,227
Boston Scientific Corp. (A)	23,093	1,219,310
Butterfly Network, Inc. (A)(C)	2,633	3,107
Cerus Corp. (A)	3,177	5,147
ClearPoint Neuro, Inc. (A)	280	1,403
Co-Diagnostics, Inc. (A)	301	319
CONMED Corp.	512	51,635
Cue Health, Inc. (A)	2,236	989
Cutera, Inc. (A)	347	2,089
CVRx, Inc. (A)	285	4,323
CytoSorbents Corp. (A)	847	1,592
DarioHealth Corp. (A)	262	859
Delcath Systems, Inc. (A)	160	648
Dentsply Sirona, Inc.	3,486	119,082
DexCom, Inc. (A)	6,269	584,898
Eargo, Inc. (A)	77	169
Edwards Lifesciences Corp. (A)	9,857	682,893
Embecta Corp.	968	14,568
Enovis Corp. (A)	825	43,502
Envista Holdings Corp. (A)	2,659	74,133
Establishment Labs Holdings, Inc. (A)	425	20,855
GE HealthCare Technologies, Inc.	7,338	499,278
Glaukos Corp. (A)	799	60,125
Globus Medical, Inc., Class A (A)	1,928	95,725
Haemonetics Corp. (A)	847	75,874
Hologic, Inc. (A)	3,975	275,865
ICU Medical, Inc. (A)	382	45,462
IDEXX Laboratories, Inc. (A)	1,341	586,379
Inari Medical, Inc. (A)	850	55,590
Inogen, Inc. (A)	441	2,302
Inspire Medical Systems, Inc. (A)	473	93,862
Insulet Corp. (A)	1,135	181,021
Integer Holdings Corp. (A)	553	43,372
Integra LifeSciences Holdings Corp. (A)	1,356	51,786
Intuitive Surgical, Inc. (A)	5,659	1,654,069
iRadimed Corp.	243	10,782
iRhythm Technologies, Inc. (A)	501	47,224
Lantheus Holdings, Inc. (A)	1,118	77,679
LeMaitre Vascular, Inc.	393	21,411
Masimo Corp. (A)	860	75,405
Medtronic PLC	21,431	1,679,333
Merit Medical Systems, Inc. (A)	944	65,155
Neogen Corp. (A)	3,324	61,627
Neuronetics, Inc. (A)	550	743
NeuroPace, Inc. (A)	308	2,997
Nevro Corp. (A)	598	11,494
Omnicell, Inc. (A)	743	33,465
OraSure Technologies, Inc. (A)	1,347	7,988
Orchestra BioMed Holdings, Inc. (A)(C)	265	2,311
Orthofix Medical, Inc. (A)	633	8,140
OrthoPediatrics Corp. (A)	364	11,648
Outset Medical, Inc. (A)	759	8,258
Paragon 28, Inc. (A)	1,105	13,868
Penumbra, Inc. (A)	619	149,742
Predictive Oncology, Inc. (A)	31	99
PROCEPT BioRobotics Corp. (A)(C)	688	22,573
Pulmonx Corp. (A)	589	6,084

293

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Pulse Biosciences, Inc. (A)	574	$2,313
QuidelOrtho Corp. (A)	1,105	80,709
ResMed, Inc.	2,372	350,748
Retractable Technologies, Inc. (A)	238	283
RxSight, Inc. (A)	274	7,642
Sanara Medtech, Inc. (A)	43	1,339
Senseonics Holdings, Inc. (A)	7,349	4,438
Sensus Healthcare, Inc. (A)	133	368
Shockwave Medical, Inc. (A)	592	117,867
SI-BONE, Inc. (A)	650	13,806
Sight Sciences, Inc. (A)	750	2,528
Silk Road Medical, Inc. (A)	593	8,889
Sonendo, Inc. (A)	663	494
STAAR Surgical Company (A)	802	32,224
Stereotaxis, Inc. (A)	1,565	2,473
STERIS PLC	1,597	350,414
Stryker Corp.	6,072	1,659,295
Surmodics, Inc. (A)	278	8,921
Tactile Systems Technology, Inc. (A)	415	5,831
Tandem Diabetes Care, Inc. (A)	1,069	22,203
Tela Bio, Inc. (A)	217	1,736
Teleflex, Inc.	751	147,504
The Cooper Companies, Inc.	795	252,818
TransMedics Group, Inc. (A)	502	27,485
Treace Medical Concepts, Inc. (A)	822	10,776
UFP Technologies, Inc. (A)	86	13,885
Utah Medical Products, Inc.	74	6,364
Vapotherm, Inc. (A)	53	134
Varex Imaging Corp. (A)	707	13,285
Vicarious Surgical, Inc. (A)	1,697	1,002
Vivani Medical, Inc. (A)	781	797
VolitionRX, Ltd. (A)	126	87
Zimmer Biomet Holdings, Inc.	3,372	378,406
Zimvie, Inc. (A)	366	3,444
		17,151,063
Health care providers and services – 2.7%
23andMe Holding Company, Class A (A)	2,887	2,823
Acadia Healthcare Company, Inc. (A)	1,502	105,606
Accolade, Inc. (A)	1,133	11,987
Aceto Corp. (A)(B)	853	0
AdaptHealth Corp. (A)	2,139	19,465
Addus HomeCare Corp. (A)	281	23,938
Agiliti, Inc. (A)	1,043	6,769
agilon health, Inc. (A)	6,679	118,619
AirSculpt Technologies, Inc. (A)	845	5,780
Alignment Healthcare, Inc. (A)	3,052	21,181
Amedisys, Inc. (A)	545	50,903
AMN Healthcare Services, Inc. (A)	695	59,200
Apollo Medical Holdings, Inc. (A)	958	29,554
Aveanna Healthcare Holdings, Inc. (A)	504	600
Biodesix, Inc. (A)	1,285	2,120
Brookdale Senior Living, Inc. (A)	3,457	14,312
Cano Health, Inc. (A)	2,329	591
Cardinal Health, Inc.	4,215	365,946
CareMax, Inc. (A)	1,340	2,841
Castle Biosciences, Inc. (A)	404	6,824
Cencora, Inc.	3,281	590,482
Centene Corp. (A)	8,930	615,098
Chemed Corp.	230	119,531
Clover Health Investments Corp. (A)	6,044	6,528
Community Health Systems, Inc. (A)	2,429	7,044
CorVel Corp. (A)	295	58,012
Cross Country Healthcare, Inc. (A)	655	16,237
CVS Health Corp.	20,644	1,441,364
DaVita, Inc. (A)	1,452	137,258
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
DocGo, Inc. (A)	1,512	$8,059
Elevance Health, Inc.	3,817	1,661,998
Encompass Health Corp.	1,629	109,404
Enhabit, Inc. (A)	900	10,125
Fulgent Genetics, Inc. (A)	470	12,568
Guardant Health, Inc. (A)	1,715	50,833
HCA Healthcare, Inc.	4,149	1,020,571
HealthEquity, Inc. (A)	1,395	101,905
Henry Schein, Inc. (A)	2,086	154,886
Hims & Hers Health, Inc. (A)	2,702	16,996
Humana, Inc.	1,974	960,390
InfuSystem Holdings, Inc. (A)	130	1,253
Innovage Holding Corp. (A)	1,986	11,896
Invitae Corp. (A)(C)	4,121	2,494
Laboratory Corp. of America Holdings	1,419	285,290
LifeStance Health Group, Inc. (A)(C)	6,301	43,288
McKesson Corp.	2,210	961,019
ModivCare, Inc. (A)	241	7,594
Molina Healthcare, Inc. (A)	949	311,168
National HealthCare Corp.	278	17,786
National Research Corp.	430	19,079
NeoGenomics, Inc. (A)	2,205	27,122
Nutex Health, Inc. (A)	10,583	2,143
OPKO Health, Inc. (A)	12,549	20,078
Option Care Health, Inc. (A)	3,024	97,826
Owens & Minor, Inc. (A)	1,286	20,782
P3 Health Partners, Inc. (A)	434	638
Patterson Companies, Inc.	1,615	47,869
Pediatrix Medical Group, Inc. (A)	1,428	18,150
PetIQ, Inc. (A)	575	11,328
Premier, Inc., Class A	1,861	40,012
Privia Health Group, Inc. (A)	1,737	39,951
Progyny, Inc. (A)	1,553	52,833
Quest Diagnostics, Inc.	1,776	216,423
R1 RCM, Inc. (A)	6,807	102,581
RadNet, Inc. (A)	1,007	28,387
Select Medical Holdings Corp.	2,102	53,118
Surgery Partners, Inc. (A)	1,891	55,312
Tenet Healthcare Corp. (A)	1,675	110,366
The Cigna Group	4,792	1,370,847
The Ensign Group, Inc.	921	85,589
The Joint Corp. (A)	267	2,400
The Oncology Institute, Inc. (A)	1,147	1,606
The Pennant Group, Inc. (A)	570	6,344
UnitedHealth Group, Inc.	14,698	7,410,585
Universal Health Services, Inc., Class B	1,042	131,011
US Physical Therapy, Inc.	228	20,914
Viemed Healthcare, Inc. (A)	370	2,490
		19,585,920
Health care technology – 0.1%
American Well Corp., Class A (A)	4,289	5,018
CareCloud, Inc. (A)	107	123
Certara, Inc. (A)	2,677	38,924
Computer Programs and Systems, Inc. (A)	291	4,639
Definitive Healthcare Corp. (A)	1,802	14,398
Doximity, Inc., Class A (A)	1,839	39,024
Evolent Health, Inc., Class A (A)	1,650	44,930
GoodRx Holdings, Inc., Class A (A)	945	5,320
Health Catalyst, Inc. (A)	805	8,147
HealthStream, Inc.	552	11,912
iCAD, Inc. (A)	132	279
MultiPlan Corp. (A)	10,977	18,441
NextGen Healthcare, Inc. (A)	1,192	28,286
Phreesia, Inc. (A)	831	15,523

294

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Schrodinger, Inc. (A)	1,079	$30,503
Sharecare, Inc. (A)	5,224	4,913
Simulations Plus, Inc.	363	15,137
Tabula Rasa HealthCare, Inc. (A)	474	4,887
Teladoc Health, Inc. (A)	2,711	50,397
Veeva Systems, Inc., Class A (A)	2,282	464,273
Veradigm, Inc. (A)	1,873	24,611
		829,685
Life sciences tools and services – 1.5%
10X Genomics, Inc., Class A (A)	1,591	65,629
Adaptive Biotechnologies Corp. (A)	2,555	13,925
Agilent Technologies, Inc.	4,769	533,270
Akoya Biosciences, Inc. (A)	83	386
Alpha Teknova, Inc. (A)	360	1,004
Avantor, Inc. (A)	10,899	229,751
Azenta, Inc. (A)	1,203	60,379
BioLife Solutions, Inc. (A)	681	9,405
Bionano Genomics, Inc. (A)	511	1,548
Bio-Rad Laboratories, Inc., Class A (A)	399	143,022
Bio-Techne Corp.	2,559	174,191
Bruker Corp.	2,401	149,582
Charles River Laboratories International, Inc. (A)	839	164,427
Codexis, Inc. (A)	1,214	2,294
CryoPort, Inc. (A)	806	11,050
Cytek Biosciences, Inc. (A)	1,980	10,930
Danaher Corp.	11,771	2,920,385
Fortrea Holdings, Inc. (A)	1,419	40,569
Harvard Bioscience, Inc. (A)	430	1,849
ICON PLC (A)	1,327	326,774
Illumina, Inc. (A)	2,563	351,849
Inotiv, Inc. (A)	420	1,294
IQVIA Holdings, Inc. (A)	3,021	594,382
Maravai LifeSciences Holdings, Inc., Class A (A)	2,206	22,060
MaxCyte, Inc. (A)	54	168
Medpace Holdings, Inc. (A)	514	124,455
Mesa Laboratories, Inc.	96	10,087
Mettler-Toledo International, Inc. (A)	356	394,473
NanoString Technologies, Inc. (A)	769	1,323
Nautilus Biotechnology, Inc. (A)	1,576	4,980
OmniAb, Inc. (A)	1,514	7,858
OmniAb, Inc., $12.50 Earnout Shares (A)(B)	117	0
OmniAb, Inc., $15.00 Earnout Shares (A)(B)	117	0
Pacific Biosciences of California, Inc. (A)	3,737	31,204
Personalis, Inc. (A)	1,303	1,577
PhenomeX, Inc. (A)	1,103	1,101
Quanterix Corp. (A)	563	15,280
Quantum-Si, Inc. (A)(C)	1,805	2,996
Repligen Corp. (A)	915	145,494
Revvity, Inc.	2,043	226,160
Seer, Inc. (A)	912	2,016
Singular Genomics Systems, Inc. (A)	1,117	426
SomaLogic, Inc. (A)	2,875	6,871
Sotera Health Company (A)	4,736	70,945
Standard BioTools, Inc. (A)	1,624	4,710
Thermo Fisher Scientific, Inc.	6,214	3,145,340
Waters Corp. (A)	952	261,048
West Pharmaceutical Services, Inc.	1,201	450,627
		10,739,094
Pharmaceuticals – 3.6%
Acer Therapeutics, Inc. (A)	162	134
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Aclaris Therapeutics, Inc. (A)	1,042	$7,138
Alexza Pharmaceuticals, Inc. (A)(B)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	3,150	13,293
Amphastar Pharmaceuticals, Inc. (A)	893	41,069
Amylyx Pharmaceuticals, Inc. (A)	1,066	19,518
AN2 Therapeutics, Inc. (A)	304	4,888
ANI Pharmaceuticals, Inc. (A)	272	15,792
Aquestive Therapeutics, Inc. (A)	295	451
Arvinas, Inc. (A)	867	17,028
Assertio Holdings, Inc. (A)	1,092	2,796
Atea Pharmaceuticals, Inc. (A)	1,534	4,602
Athira Pharma, Inc. (A)	1,185	2,394
Axsome Therapeutics, Inc. (A)	668	46,687
Biote Corp., Class A (A)	50	256
Bright Green Corp. (A)	1,282	508
Bristol-Myers Squibb Company	33,595	1,949,854
Cara Therapeutics, Inc. (A)	906	1,522
Cassava Sciences, Inc. (A)	678	11,282
Catalent, Inc. (A)	2,967	135,088
CinCor Pharma, Inc. (A)(B)	708	2,166
Citius Pharmaceuticals, Inc. (A)	1,642	1,124
Cognition Therapeutics, Inc. (A)	866	1,247
Collegium Pharmaceutical, Inc. (A)	620	13,857
Corcept Therapeutics, Inc. (A)	1,839	50,104
CorMedix, Inc. (A)	487	1,802
CymaBay Therapeutics, Inc. (A)	1,028	15,327
Durect Corp. (A)	379	944
Edgewise Therapeutics, Inc. (A)	923	5,289
Elanco Animal Health, Inc. (A)	7,895	88,740
Eli Lilly & Company	15,350	8,244,946
Enliven Therapeutics, Inc. (A)	102	1,393
Esperion Therapeutics, Inc. (A)	1,411	1,383
Eton Pharmaceuticals, Inc. (A)	259	1,080
Evolus, Inc. (A)	1,113	10,173
Eyenovia, Inc. (A)	1,231	2,043
EyePoint Pharmaceuticals, Inc. (A)(C)	585	4,674
Fulcrum Therapeutics, Inc. (A)	1,161	5,155
Gemini Therapeutics Sub, Inc. (A)(B)	246	0
Harmony Biosciences Holdings, Inc. (A)	927	30,378
Harrow, Inc. (A)	535	7,688
Imara, Inc. (A)(B)	411	132
Innoviva, Inc. (A)	1,280	16,627
Intra-Cellular Therapies, Inc. (A)	1,529	79,646
Jazz Pharmaceuticals PLC (A)	1,023	132,417
Johnson & Johnson	38,294	5,964,291
Ligand Pharmaceuticals, Inc. (A)	308	18,455
Liquidia Corp. (A)	944	5,985
Longboard Pharmaceuticals, Inc. (A)	319	1,774
Lyra Therapeutics, Inc. (A)	554	2,166
Marinus Pharmaceuticals, Inc. (A)	749	6,029
Merck & Company, Inc.	41,030	4,224,039
Mind Medicine MindMed, Inc. (A)	624	1,953
MyMD Pharmaceuticals, Inc. (A)	848	502
Nektar Therapeutics (A)	3,478	2,072
NGM Biopharmaceuticals, Inc. (A)	1,448	1,549
Nuvation Bio, Inc. (A)	3,157	4,230
Ocular Therapeutix, Inc. (A)	1,256	3,944
Ocuphire Pharma, Inc. (A)	241	807
Omeros Corp. (A)	1,206	3,522
Opiant Pharmaceuticals, Inc. (A)(B)	87	57
Optinose, Inc. (A)	2,082	2,561
Oramed Pharmaceuticals, Inc. (A)	601	1,569
Organon & Company	3,979	69,075
Pacira BioSciences, Inc. (A)	796	24,421
Palisade Bio, Inc. (A)(B)	9,919	0

295

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Company PLC	2,188	$69,907
Pfizer, Inc.	90,553	3,003,643
Phathom Pharmaceuticals, Inc. (A)	633	6,564
Phibro Animal Health Corp., Class A	463	5,913
Pliant Therapeutics, Inc. (A)	781	13,543
Prestige Consumer Healthcare, Inc. (A)	755	43,178
Prevail Therapeutics, Inc. (A)(B)	788	1,516
ProPhase Labs, Inc. (A)	128	559
Rain Oncology, Inc. (A)	397	342
Rani Therapeutics Holdings, Inc., Class A (A)	594	1,292
Relmada Therapeutics, Inc. (A)	448	1,344
Revance Therapeutics, Inc. (A)	1,298	14,888
Reviva Pharmaceuticals Holdings, Inc. (A)(C)	246	1,200
Royalty Pharma PLC, Class A	7,158	194,268
Scilex Holding Company (A)	1,615	2,261
scPharmaceuticals, Inc. (A)	492	3,503
SCYNEXIS, Inc. (A)(C)	751	1,712
SIGA Technologies, Inc.	1,287	6,757
Structure Therapeutics, Inc., ADR (A)(C)	160	8,067
Supernus Pharmaceuticals, Inc. (A)	932	25,695
Tarsus Pharmaceuticals, Inc. (A)	380	6,753
Terns Pharmaceuticals, Inc. (A)	585	2,943
TFF Pharmaceuticals, Inc. (A)	715	250
TherapeuticsMD, Inc. (A)	165	498
Theseus Pharmaceuticals, Inc. (A)	652	1,754
Third Harmonic Bio, Inc. (A)	270	1,725
Tilray Brands, Inc. (A)(C)	9,449	22,583
Tobira Therapeutics, Inc. (A)(B)	609	0
Trevi Therapeutics, Inc. (A)	838	1,827
Ventyx Biosciences, Inc. (A)	911	31,639
Verrica Pharmaceuticals, Inc. (A)(C)	866	3,364
Viatris, Inc.	17,648	174,009
Xeris Biopharma Holdings, Inc. (A)	3,057	5,686
Zevra Therapeutics, Inc. (A)	290	1,398
Zoetis, Inc.	7,497	1,304,328
		26,296,617
		92,936,977
Industrials – 9.4%
Aerospace and defense – 1.5%
AAR Corp. (A)	646	38,456
AeroVironment, Inc. (A)	442	49,296
AerSale Corp. (A)	752	11,235
Archer Aviation, Inc., Class A (A)(C)	3,543	17,928
Astronics Corp. (A)	623	9,881
Axon Enterprise, Inc. (A)	1,177	234,211
BWX Technologies, Inc.	1,487	111,495
Byrna Technologies, Inc. (A)	79	177
Cadre Holdings, Inc.	486	12,952
Curtiss-Wright Corp.	627	122,660
Ducommun, Inc. (A)	264	11,487
General Dynamics Corp.	4,318	954,148
HEICO Corp.	886	143,470
HEICO Corp., Class A	1,335	172,509
Hexcel Corp.	1,407	91,652
Howmet Aerospace, Inc.	6,662	308,118
Huntington Ingalls Industries, Inc.	616	126,021
Kaman Corp.	551	10,827
Kratos Defense & Security Solutions, Inc. (A)	2,288	34,366
L3Harris Technologies, Inc.	3,063	533,330
Leonardo DRS, Inc. (A)	3,166	52,872
Lockheed Martin Corp.	3,960	1,619,482
Mercury Systems, Inc. (A)	964	35,755
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Moog, Inc., Class A	507	$57,271
National Presto Industries, Inc.	159	11,521
Northrop Grumman Corp.	2,455	1,080,666
Park Aerospace Corp.	423	6,569
Parsons Corp. (A)	1,719	93,428
Redwire Corp. (A)	1,008	2,913
Rocket Lab USA, Inc. (A)	7,533	32,995
RTX Corp.	23,592	1,697,916
Spirit AeroSystems Holdings, Inc., Class A (A)	1,758	28,374
Terran Orbital Corp. (A)(C)	1,845	1,536
Textron, Inc.	3,303	258,096
The Boeing Company (A)	9,669	1,853,354
TransDigm Group, Inc. (A)	881	742,798
Triumph Group, Inc. (A)	1,030	7,890
V2X, Inc. (A)	395	20,406
Virgin Galactic Holdings, Inc. (A)(C)	4,158	7,484
Woodward, Inc.	989	122,893
		10,728,438
Air freight and logistics – 0.5%
Air T, Inc. (A)	8	179
Air Transport Services Group, Inc. (A)	1,275	26,609
CH Robinson Worldwide, Inc.	1,891	162,872
Expeditors International of Washington, Inc.	2,113	242,213
FedEx Corp.	4,033	1,068,422
Forward Air Corp.	458	31,483
GXO Logistics, Inc. (A)	1,949	114,309
Hub Group, Inc., Class A (A)	546	42,883
United Parcel Service, Inc., Class B	11,060	1,723,922
		3,412,892
Building products – 0.6%
A.O. Smith Corp.	2,049	135,500
AAON, Inc.	1,365	77,628
Advanced Drainage Systems, Inc.	1,345	153,101
Allegion PLC	1,395	145,359
American Woodmark Corp. (A)	296	22,381
Apogee Enterprises, Inc.	449	21,139
Armstrong World Industries, Inc.	763	54,936
AZZ, Inc.	475	21,651
Builders FirstSource, Inc. (A)	2,269	282,468
Carlisle Companies, Inc.	805	208,704
Carrier Global Corp.	13,444	742,109
CSW Industrials, Inc.	278	48,717
Fortune Brands Innovations, Inc.	2,089	129,852
Gibraltar Industries, Inc. (A)	573	38,683
Griffon Corp.	992	39,353
Hayward Holdings, Inc. (A)	3,667	51,705
Insteel Industries, Inc.	385	12,497
Janus International Group, Inc. (A)	1,981	21,197
JELD-WEN Holding, Inc. (A)	1,496	19,987
Johnson Controls International PLC	11,057	588,343
Lennox International, Inc.	575	215,303
Masco Corp.	3,302	176,492
Masterbrand, Inc. (A)	2,215	26,912
Owens Corning	1,221	166,557
PGT Innovations, Inc. (A)	1,094	30,359
Quanex Building Products Corp.	554	15,606
Resideo Technologies, Inc. (A)	2,453	38,757
Simpson Manufacturing Company, Inc.	724	108,462
The AZEK Company, Inc. (A)	2,505	74,499
Trane Technologies PLC	3,675	745,694
Trex Company, Inc. (A)	1,837	113,214
UFP Industries, Inc.	704	72,090
View, Inc. (A)	56	407

296

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	2,540	$71,171
		4,670,833
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,114	44,571
ACCO Brands Corp.	1,727	9,913
ACV Auctions, Inc., Class A (A)	1,990	30,208
Aris Water Solutions, Inc., Class A	321	3,204
Brady Corp., Class A	813	44,650
BrightView Holdings, Inc. (A)	1,734	13,439
Casella Waste Systems, Inc., Class A (A)	868	66,228
CECO Environmental Corp. (A)	691	11,035
Cimpress PLC (A)	284	19,883
Cintas Corp.	1,641	789,337
Civeo Corp.	151	3,130
Clean Harbors, Inc. (A)	897	150,122
Copart, Inc. (A)	15,372	662,379
CoreCivic, Inc. (A)	2,098	23,603
Deluxe Corp.	765	14,451
Driven Brands Holdings, Inc. (A)	2,702	34,018
Ennis, Inc.	447	9,485
Enviri Corp. (A)	1,442	10,411
Healthcare Services Group, Inc.	1,315	13,715
Heritage-Crystal Clean, Inc. (A)	453	20,544
HNI Corp.	821	28,431
Interface, Inc.	1,138	11,164
Liquidity Services, Inc. (A)	635	11,189
Matthews International Corp., Class A	551	21,439
MillerKnoll, Inc.	1,294	31,638
Montrose Environmental Group, Inc. (A)	455	13,313
MSA Safety, Inc.	647	102,000
NL Industries, Inc.	1,028	4,883
OPENLANE, Inc. (A)	1,993	29,736
Performant Financial Corp. (A)	662	1,496
Pitney Bowes, Inc.	3,034	9,163
Quad/Graphics, Inc. (A)	985	4,955
Quest Resource Holding Corp. (A)	138	1,021
Republic Services, Inc.	5,065	721,813
Rollins, Inc.	7,982	297,968
SP Plus Corp. (A)	371	13,393
Steelcase, Inc., Class A	1,640	18,319
Stericycle, Inc. (A)	1,551	69,345
Tetra Tech, Inc.	873	132,722
The Brink's Company	790	57,386
The GEO Group, Inc. (A)	2,079	17,006
UniFirst Corp.	249	40,589
Viad Corp. (A)	380	9,956
VSE Corp.	270	13,619
Waste Management, Inc.	6,550	998,482
		4,635,352
Construction and engineering – 0.3%
AECOM	2,240	186,010
Ameresco, Inc., Class A (A)	584	22,519
API Group Corp. (A)	3,703	96,019
Arcosa, Inc.	836	60,108
Argan, Inc.	313	14,248
Bowman Consulting Group, Ltd. (A)	110	3,083
Comfort Systems USA, Inc.	610	103,950
Concrete Pumping Holdings, Inc. (A)	615	5,277
Construction Partners, Inc., Class A (A)	756	27,639
Dycom Industries, Inc. (A)	494	43,966
EMCOR Group, Inc.	780	164,104
Fluor Corp. (A)	2,369	86,942
Granite Construction, Inc.	774	29,427
Great Lakes Dredge & Dock Corp. (A)	1,412	11,254
IES Holdings, Inc. (A)	429	28,258
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Innovate Corp. (A)	1,028	$1,665
Limbach Holdings, Inc. (A)	117	3,712
MasTec, Inc. (A)	1,285	92,481
Matrix Service Company (A)	663	7,823
MDU Resources Group, Inc.	3,261	63,850
MYR Group, Inc. (A)	310	41,776
Northwest Pipe Company (A)	240	7,241
Primoris Services Corp.	1,003	32,828
Quanta Services, Inc.	2,344	438,492
Sterling Infrastructure, Inc. (A)	579	42,545
Tutor Perini Corp. (A)	1,033	8,088
Valmont Industries, Inc.	334	80,230
WillScot Mobile Mini Holdings Corp. (A)	3,453	143,610
		1,847,145
Electrical equipment – 0.7%
Acuity Brands, Inc.	522	88,902
Allient, Inc.	303	9,369
American Superconductor Corp. (A)	626	4,726
AMETEK, Inc.	3,696	546,121
Amprius Technologies, Inc. (A)	347	1,645
Array Technologies, Inc. (A)	2,420	53,700
Atkore, Inc. (A)	653	97,421
Babcock & Wilcox Enterprises, Inc. (A)	1,297	5,460
Beam Global (A)	31	229
Blink Charging Company (A)(C)	824	2,521
Bloom Energy Corp., Class A (A)	2,933	38,892
Capstone Green Energy Corp. (A)	503	357
ChargePoint Holdings, Inc. (A)(C)	5,450	27,087
Eaton Corp. PLC	6,401	1,365,205
Emerson Electric Company	8,977	866,909
Encore Wire Corp.	319	58,205
Energy Vault Holdings, Inc. (A)	2,063	5,261
EnerSys	698	66,080
Enovix Corp. (A)(C)	2,531	31,764
Eos Energy Enterprises, Inc. (A)(C)	1,147	2,466
ESS Tech, Inc. (A)(C)	2,241	4,213
Fluence Energy, Inc. (A)(C)	1,920	44,141
Flux Power Holdings, Inc. (A)	105	361
FTC Solar, Inc. (A)	1,558	1,994
FuelCell Energy, Inc. (A)(C)	6,492	8,310
Generac Holdings, Inc. (A)	1,029	112,120
GrafTech International, Ltd.	4,159	15,929
Hubbell, Inc.	867	271,726
Ideal Power, Inc. (A)	47	460
KULR Technology Group, Inc. (A)	1,492	535
LSI Industries, Inc.	323	5,129
NEXTracker, Inc., Class A (A)	413	16,586
NuScale Power Corp. (A)(C)	825	4,043
nVent Electric PLC	2,720	144,133
Plug Power, Inc. (A)(C)	9,539	72,496
Powell Industries, Inc.	245	20,311
Preformed Line Products Company	95	15,445
Regal Rexnord Corp.	1,090	155,739
Rockwell Automation, Inc.	1,858	531,146
Sensata Technologies Holding PLC	2,476	93,642
SES AI Corp. (A)	4,593	10,426
Shoals Technologies Group, Inc., Class A (A)	1,878	34,274
SKYX Platforms Corp. (A)	662	940
Stem, Inc. (A)(C)	2,447	10,375
SunPower Corp. (A)(C)	2,885	17,800
Sunrun, Inc. (A)	3,514	44,136
Sunworks, Inc. (A)	718	373
Thermon Group Holdings, Inc. (A)	624	17,141

297

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
TPI Composites, Inc. (A)	773	$2,048
Vertiv Holdings Company	6,050	225,060
Vicor Corp. (A)	554	32,625
		5,185,977
Ground transportation – 1.0%
ArcBest Corp.	422	42,896
Avis Budget Group, Inc. (A)	642	115,361
Covenant Logistics Group, Inc.	203	8,902
CSX Corp.	33,259	1,022,714
Daseke, Inc. (A)	1,184	6,074
FTAI Infrastructure, Inc.	1,753	5,645
Heartland Express, Inc.	1,446	21,242
Hertz Global Holdings, Inc. (A)	5,240	64,190
JB Hunt Transport Services, Inc.	1,682	317,091
Knight-Swift Transportation Holdings, Inc.	2,626	131,694
Landstar System, Inc.	521	92,186
Lyft, Inc., Class A (A)	5,711	60,194
Marten Transport, Ltd.	1,419	27,968
Norfolk Southern Corp.	3,657	720,173
Old Dominion Freight Line, Inc.	1,786	730,724
PAM Transportation Services, Inc. (A)	403	8,685
RXO, Inc. (A)	1,938	38,237
Ryder System, Inc.	650	69,518
Saia, Inc. (A)	439	175,007
Schneider National, Inc., Class B	1,620	44,858
TuSimple Holdings, Inc., Class A (A)	3,576	5,579
Uber Technologies, Inc. (A)	32,269	1,484,051
U-Haul Holding Company (A)	326	17,790
U-Haul Holding Company, Series N	2,763	144,754
Union Pacific Corp.	9,864	2,008,606
Universal Logistics Holdings, Inc.	464	11,684
Werner Enterprises, Inc.	858	33,419
XPO, Inc. (A)	1,907	142,377
Yellow Corp. (A)	875	1,234
		7,552,853
Industrial conglomerates – 0.7%
3M Company	8,815	825,260
General Electric Company	17,617	1,947,559
Honeywell International, Inc.	10,761	1,987,987
		4,760,806
Machinery – 1.9%
3D Systems Corp. (A)	2,231	10,954
AGCO Corp.	1,191	140,871
Alamo Group, Inc.	213	36,819
Albany International Corp., Class A	524	45,211
Allison Transmission Holdings, Inc.	720	42,523
Astec Industries, Inc.	412	19,409
Barnes Group, Inc.	889	30,199
Blue Bird Corp. (A)	93	1,986
Caterpillar, Inc.	8,317	2,270,541
Chart Industries, Inc. (A)	609	102,994
CIRCOR International, Inc. (A)	400	22,300
Columbus McKinnon Corp.	532	18,572
Commercial Vehicle Group, Inc. (A)	752	5,836
Crane Company	950	84,398
Cummins, Inc.	2,257	515,634
Deere & Company	4,690	1,769,912
Desktop Metal, Inc., Class A (A)(C)	4,586	6,696
Donaldson Company, Inc.	1,989	118,624
Douglas Dynamics, Inc.	425	12,827
Dover Corp.	2,207	307,899
Energy Recovery, Inc. (A)	1,056	22,398
Enerpac Tool Group Corp.	1,011	26,721
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
EnPro Industries, Inc.	363	$43,992
Esab Corp.	892	62,636
ESCO Technologies, Inc.	443	46,267
Federal Signal Corp.	1,034	61,761
Flowserve Corp.	2,207	87,772
Fortive Corp.	5,689	421,896
Franklin Electric Company, Inc.	783	69,867
Gates Industrial Corp. PLC (A)	4,677	54,300
Gencor Industries, Inc. (A)	339	4,790
Graco, Inc.	2,737	199,473
Graham Corp. (A)	310	5,146
Helios Technologies, Inc.	569	31,568
Hillenbrand, Inc.	1,194	50,518
Hillman Solutions Corp. (A)	2,839	23,422
Hurco Companies, Inc.	183	4,105
Hydrofarm Holdings Group, Inc. (A)	633	772
Hyliion Holdings Corp. (A)	2,439	2,878
Hyster-Yale Materials Handling, Inc.	272	12,126
Hyzon Motors, Inc. (A)	3,912	4,890
IDEX Corp.	1,112	231,318
Illinois Tool Works, Inc.	4,833	1,113,088
Ingersoll Rand, Inc.	6,659	424,311
ITT, Inc.	1,343	131,493
John Bean Technologies Corp.	542	56,986
Kadant, Inc.	210	47,366
Kennametal, Inc.	1,405	34,956
LB Foster Company, Class A (A)	298	5,635
Lincoln Electric Holdings, Inc.	847	153,976
Lindsay Corp.	190	22,359
Mayville Engineering Company, Inc. (A)	441	4,838
Microvast Holdings, Inc. (A)	5,831	11,021
Miller Industries, Inc.	293	11,489
Mueller Industries, Inc.	832	62,533
Mueller Water Products, Inc., Class A	2,820	35,758
Nikola Corp. (A)(C)	7,765	12,191
NN, Inc. (A)	766	1,425
Nordson Corp.	841	187,686
Omega Flex, Inc.	199	15,667
Oshkosh Corp.	1,051	100,297
Otis Worldwide Corp.	6,673	535,909
PACCAR, Inc.	8,435	717,144
Parker-Hannifin Corp.	2,061	802,801
Park-Ohio Holdings Corp.	316	6,292
Proterra, Inc. (A)	2,867	155
Proto Labs, Inc. (A)	501	13,226
RBC Bearings, Inc. (A)	483	113,085
REV Group, Inc.	1,120	17,920
Snap-on, Inc.	835	212,975
SPX Technologies, Inc. (A)	785	63,899
Standex International Corp.	223	32,489
Stanley Black & Decker, Inc.	2,446	204,437
Symbotic, Inc. (A)	872	29,151
Tennant Company	359	26,620
Terex Corp.	1,130	65,111
The Gorman-Rupp Company	562	18,490
The Greenbrier Companies, Inc.	566	22,640
The Manitowoc Company, Inc. (A)	748	11,257
The Middleby Corp. (A)	872	111,616
The Shyft Group, Inc.	664	9,940
The Timken Company	1,188	87,306
The Toro Company	1,675	139,193
Titan International, Inc. (A)	1,133	15,216
Trinity Industries, Inc.	1,368	33,311
Twin Disc, Inc. (A)	63	864
Urban-Gro, Inc. (A)	326	443

298

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Velo3D, Inc. (A)(C)	2,999	$4,678
Wabash National Corp.	849	17,931
Wabtec Corp.	2,952	313,709
Watts Water Technologies, Inc., Class A	461	79,670
Xylem, Inc.	3,864	351,740
		13,525,114
Marine transportation – 0.0%
Eagle Bulk Shipping, Inc.	242	10,171
Kirby Corp. (A)	1,000	82,800
Matson, Inc.	621	55,095
		148,066
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,028	75,198
Allegiant Travel Company	324	24,903
American Airlines Group, Inc. (A)	10,509	134,620
Blade Air Mobility, Inc. (A)(C)	670	1,735
Delta Air Lines, Inc.	10,164	376,068
Frontier Group Holdings, Inc. (A)	3,341	16,170
Hawaiian Holdings, Inc. (A)	993	6,286
JetBlue Airways Corp. (A)	5,595	25,737
Joby Aviation, Inc. (A)(C)	10,208	65,842
Mesa Air Group, Inc. (A)	734	631
SkyWest, Inc. (A)	997	41,814
Southwest Airlines Company	9,541	258,275
Spirit Airlines, Inc.	1,571	25,922
Sun Country Airlines Holdings, Inc. (A)	754	11,189
United Airlines Holdings, Inc. (A)	5,225	221,018
Wheels Up Experience, Inc. (A)	347	718
		1,286,126
Professional services – 1.0%
Alight, Inc., Class A (A)	7,207	51,098
ASGN, Inc. (A)	823	67,223
Asure Software, Inc. (A)	122	1,154
Automatic Data Processing, Inc.	6,676	1,606,112
Barrett Business Services, Inc.	138	12,453
BlackSky Technology, Inc. (A)	1,620	1,895
Booz Allen Hamilton Holding Corp.	2,080	227,282
Broadridge Financial Solutions, Inc.	1,903	340,732
CACI International, Inc., Class A (A)	337	105,794
CBIZ, Inc. (A)	893	46,347
Ceridian HCM Holding, Inc. (A)	2,524	171,253
Concentrix Corp.	847	67,853
Conduent, Inc. (A)	3,930	13,676
CRA International, Inc.	128	12,897
CSG Systems International, Inc.	542	27,707
DLH Holdings Corp. (A)	8	93
Dun & Bradstreet Holdings, Inc.	7,238	72,308
Equifax, Inc.	1,971	361,048
EXL Service Holdings, Inc. (A)	2,730	76,549
Exponent, Inc.	844	72,246
First Advantage Corp.	2,298	31,689
FiscalNote Holdings, Inc. (A)	1,892	3,935
Forrester Research, Inc. (A)	350	10,115
Franklin Covey Company (A)	263	11,288
FTI Consulting, Inc. (A)	525	93,665
Genpact, Ltd.	2,921	105,740
Heidrick & Struggles International, Inc.	391	9,783
HireQuest, Inc.	58	895
HireRight Holdings Corp. (A)	1,195	11,364
Huron Consulting Group, Inc. (A)	355	36,977
IBEX Holdings, Ltd. (A)	196	3,028
ICF International, Inc.	314	37,934
Innodata, Inc. (A)	187	1,595
Insperity, Inc.	634	61,878
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Jacobs Solutions, Inc.	2,056	$280,644
KBR, Inc.	2,268	133,676
Kelly Services, Inc., Class A	696	12,660
Kforce, Inc.	374	22,313
Korn Ferry	900	42,696
Legalzoom.com, Inc. (A)	3,194	34,942
Leidos Holdings, Inc.	2,171	200,079
ManpowerGroup, Inc.	822	60,269
Maximus, Inc.	1,004	74,979
Mistras Group, Inc. (A)	754	4,109
Paychex, Inc.	5,770	665,454
Paycom Software, Inc.	984	255,122
Paycor HCM, Inc. (A)	2,922	66,709
Paylocity Holding Corp. (A)	910	165,347
Planet Labs PBC (A)	3,837	9,976
RCM Technologies, Inc. (A)	29	567
Resources Connection, Inc.	615	9,170
Robert Half, Inc.	1,753	128,460
Science Applications International Corp.	855	90,237
Skillsoft Corp. (A)	2,271	2,013
Spire Global, Inc. (A)	258	1,262
SS&C Technologies Holdings, Inc.	4,051	212,840
StarTek, Inc. (A)	653	2,122
Sterling Check Corp. (A)	1,501	18,943
TaskUS, Inc., Class A (A)	505	5,242
TransUnion	3,144	225,708
TriNet Group, Inc. (A)	992	115,548
TrueBlue, Inc. (A)	614	9,007
TTEC Holdings, Inc.	804	21,081
Upwork, Inc. (A)	2,209	25,094
Verisk Analytics, Inc.	2,420	571,701
Verra Mobility Corp. (A)	2,598	48,583
Willdan Group, Inc. (A)	264	5,394
		7,277,553
Trading companies and distributors – 0.4%
Air Lease Corp.	1,729	68,140
Alta Equipment Group, Inc.	306	3,690
Applied Industrial Technologies, Inc.	635	98,177
Beacon Roofing Supply, Inc. (A)	1,079	83,266
BlueLinx Holdings, Inc. (A)	113	9,276
Boise Cascade Company	525	54,096
Core & Main, Inc., Class A (A)	2,900	83,665
Custom Truck One Source, Inc. (A)	1,299	8,054
Distribution Solutions Group, Inc. (A)	540	14,040
DXP Enterprises, Inc. (A)	379	13,242
EVI Industries, Inc. (A)	239	5,932
Fastenal Company	9,163	500,666
FTAI Aviation, Ltd.	999	35,514
GATX Corp.	566	61,598
Global Industrial, Inc.	669	22,412
GMS, Inc. (A)	735	47,018
H&E Equipment Services, Inc.	629	27,167
Herc Holdings, Inc.	492	58,518
Hudson Technologies, Inc. (A)	536	7,129
Karat Packaging, Inc.	141	3,251
McGrath RentCorp	425	42,602
MRC Global, Inc. (A)	1,509	15,467
MSC Industrial Direct Company, Inc., Class A	328	32,193
NOW, Inc. (A)	1,992	23,645
Rush Enterprises, Inc., Class A	1,090	44,505
SiteOne Landscape Supply, Inc. (A)	749	122,424
Textainer Group Holdings, Ltd.	594	22,127
Titan Machinery, Inc. (A)	402	10,685
United Rentals, Inc.	1,120	497,918

299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Veritiv Corp.	27	$4,560
W.W. Grainger, Inc.	803	555,548
Watsco, Inc.	541	204,347
WESCO International, Inc.	840	120,809
Willis Lease Finance Corp. (A)	25	1,058
Xometry, Inc., Class A (A)	675	11,462
		2,914,201
		67,945,356
Information technology – 25.2%
Communications equipment – 0.8%
ADTRAN Holdings, Inc.	1,059	8,716
Applied Optoelectronics, Inc. (A)	524	5,748
Arista Networks, Inc. (A)	4,965	913,212
Aviat Networks, Inc. (A)	36	1,123
CalAmp Corp. (A)	804	326
Calix, Inc. (A)	1,082	49,599
Cambium Networks Corp. (A)	513	3,760
Casa Systems, Inc. (A)	1,938	1,642
Ciena Corp. (A)	2,413	114,038
Cisco Systems, Inc.	65,452	3,518,700
Clearfield, Inc. (A)	239	6,850
CommScope Holding Company, Inc. (A)	3,501	11,763
Comtech Telecommunications Corp.	548	4,795
Digi International, Inc. (A)	613	16,551
DZS, Inc. (A)	566	1,189
Extreme Networks, Inc. (A)	2,202	53,310
F5, Inc. (A)	971	156,467
Harmonic, Inc. (A)	1,827	17,594
Infinera Corp. (A)	3,517	14,701
Inseego Corp. (A)	1,798	755
Juniper Networks, Inc.	5,200	144,508
KVH Industries, Inc. (A)	504	2,570
Lantronix, Inc. (A)	337	1,500
Lumentum Holdings, Inc. (A)	1,134	51,234
Motorola Solutions, Inc.	2,682	730,148
NETGEAR, Inc. (A)	540	6,799
NetScout Systems, Inc. (A)	1,205	33,764
Powerwave Technologies, Inc. (A)(B)	912	0
Ribbon Communications, Inc. (A)	2,627	7,040
Viasat, Inc. (A)	1,275	23,537
Viavi Solutions, Inc. (A)	3,860	35,280
		5,937,219
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	445	2,964
Advanced Energy Industries, Inc.	629	64,862
Aeva Technologies, Inc. (A)	3,059	2,340
Akoustis Technologies, Inc. (A)	872	657
Amphenol Corp., Class A	9,579	804,540
Arlo Technologies, Inc. (A)	1,497	15,419
Arrow Electronics, Inc. (A)	851	106,579
Avnet, Inc.	1,539	74,164
Badger Meter, Inc.	491	70,640
Bel Fuse, Inc., Class B	224	10,689
Belden, Inc.	729	70,385
Benchmark Electronics, Inc.	648	15,720
CDW Corp.	2,192	442,258
Cepton, Inc. (A)	231	877
Cognex Corp.	2,845	120,742
Coherent Corp. (A)	2,173	70,927
Corning, Inc.	13,632	415,367
Crane NXT Company	950	52,792
CTS Corp.	560	23,374
Daktronics, Inc. (A)	1,227	10,945
ePlus, Inc. (A)	342	21,724
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Evolv Technologies Holdings, Inc. (A)	2,210	$10,741
FARO Technologies, Inc. (A)	367	5,589
Flex, Ltd. (A)	7,332	197,817
Identiv, Inc. (A)	146	1,232
Insight Enterprises, Inc. (A)	564	82,062
IPG Photonics Corp. (A)	774	78,592
Iteris, Inc. (A)	1,032	4,272
Itron, Inc. (A)	770	46,647
Jabil, Inc.	2,170	275,351
Keysight Technologies, Inc. (A)	2,880	381,053
Kimball Electronics, Inc. (A)	462	12,650
Knowles Corp. (A)	1,589	23,533
Lightwave Logic, Inc. (A)	991	4,430
Littelfuse, Inc.	406	100,412
Luna Innovations, Inc. (A)	333	1,951
Methode Electronics, Inc.	649	14,830
MicroVision, Inc. (A)(C)	2,624	5,747
Mirion Technologies, Inc. (A)	2,986	22,305
Napco Security Technologies, Inc.	650	14,463
National Instruments Corp.	2,148	128,064
Netlist, Inc. (A)	656	1,430
nLight, Inc. (A)	848	8,819
Novanta, Inc. (A)	593	85,060
OSI Systems, Inc. (A)	287	33,877
Ouster, Inc. (A)(C)	537	2,706
PAR Technology Corp. (A)	404	15,570
PC Connection, Inc.	492	26,263
Plexus Corp. (A)	440	40,911
Powerfleet, Inc. (A)	304	629
Presto Automation, Inc. (A)	414	592
Richardson Electronics, Ltd.	77	842
Rogers Corp. (A)	310	40,756
Sanmina Corp. (A)	855	46,409
ScanSource, Inc. (A)	460	13,943
SmartRent, Inc. (A)(C)	2,850	7,439
TD SYNNEX Corp.	1,563	156,081
Teledyne Technologies, Inc. (A)	767	313,381
Trimble, Inc. (A)	4,027	216,894
TTM Technologies, Inc. (A)	1,778	22,901
Vishay Intertechnology, Inc.	2,027	50,107
Vishay Precision Group, Inc. (A)	247	8,294
Vontier Corp.	2,563	79,248
Vuzix Corp. (A)	549	1,993
Wrap Technologies, Inc. (A)	210	315
Zebra Technologies Corp., Class A (A)	838	198,212
		5,182,378
IT services – 1.4%
Accenture PLC, Class A	10,618	3,260,894
Akamai Technologies, Inc. (A)	2,531	269,653
Amdocs, Ltd.	1,900	160,531
Backblaze, Inc., Class A (A)	179	985
BigCommerce Holdings, Inc., Series 1 (A)	1,168	11,528
Brightcove, Inc. (A)	902	2,968
Cloudflare, Inc., Class A (A)	4,654	293,388
Cognizant Technology Solutions Corp., Class A	8,156	552,487
Cyxtera Technologies, Inc. (A)	2,849	115
DigitalOcean Holdings, Inc. (A)(C)	1,622	38,977
DXC Technology Company (A)	3,794	79,029
Edgio, Inc. (A)	3,318	2,827
EPAM Systems, Inc. (A)	939	240,093
Fastly, Inc., Class A (A)	1,995	38,244
Gartner, Inc. (A)	1,276	438,446

300

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
GoDaddy, Inc., Class A (A)	2,506	$186,647
Grid Dynamics Holdings, Inc. (A)	1,067	12,996
IBM Corp.	14,438	2,025,651
Information Services Group, Inc.	1,038	4,546
Kyndryl Holdings, Inc. (A)	3,641	54,979
MongoDB, Inc. (A)	1,119	387,017
Okta, Inc. (A)	2,498	203,612
Perficient, Inc. (A)	584	33,790
Rackspace Technology, Inc. (A)	3,379	7,941
Snowflake, Inc., Class A (A)	5,225	798,223
Squarespace, Inc., Class A (A)	1,525	44,179
The Glimpse Group, Inc. (A)	48	88
The Hackett Group, Inc.	589	13,895
Thoughtworks Holding, Inc. (A)	5,068	20,677
Twilio, Inc., Class A (A)	2,857	167,220
Unisys Corp. (A)	1,317	4,544
VeriSign, Inc. (A)	1,228	248,707
		9,604,877
Semiconductors and semiconductor equipment – 6.2%
ACM Research, Inc., Class A (A)	1,003	18,159
Advanced Micro Devices, Inc. (A)	26,043	2,677,741
Aehr Test Systems (A)	421	19,240
Allegro MicroSystems, Inc. (A)	3,168	101,186
Alpha & Omega Semiconductor, Ltd. (A)	487	14,532
Ambarella, Inc. (A)	642	34,045
Amkor Technology, Inc.	4,019	90,829
Analog Devices, Inc.	8,156	1,428,034
Applied Materials, Inc.	13,255	1,835,155
Atomera, Inc. (A)	385	2,410
Axcelis Technologies, Inc. (A)	550	89,678
AXT, Inc. (A)	287	689
Broadcom, Inc.	6,553	5,442,791
CEVA, Inc. (A)	442	8,570
Cirrus Logic, Inc. (A)	781	57,763
Cohu, Inc. (A)	842	28,998
Credo Technology Group Holding, Ltd. (A)	1,437	21,914
Diodes, Inc. (A)	757	59,682
Enphase Energy, Inc. (A)	2,217	266,373
Entegris, Inc.	2,431	228,295
Everspin Technologies, Inc. (A)	78	767
First Solar, Inc. (A)	1,735	280,359
FormFactor, Inc. (A)	1,299	45,387
GlobalFoundries, Inc. (A)(C)	8,854	515,214
Ichor Holdings, Ltd. (A)	384	11,889
Impinj, Inc. (A)	423	23,278
Indie Semiconductor, Inc., Class A (A)	1,150	7,245
Intel Corp.	66,812	2,375,167
KLA Corp.	2,084	955,847
Kopin Corp. (A)	1,136	1,386
Kulicke & Soffa Industries, Inc.	961	46,733
Lam Research Corp.	2,177	1,364,478
Lattice Semiconductor Corp. (A)	2,248	193,171
MACOM Technology Solutions Holdings, Inc. (A)	1,158	94,470
Marvell Technology, Inc.	13,844	749,376
MaxLinear, Inc. (A)	1,322	29,415
Meta Materials, Inc. (A)	5,869	1,244
Microchip Technology, Inc.	8,843	690,196
Micron Technology, Inc.	17,604	1,197,600
MKS Instruments, Inc.	1,042	90,175
Monolithic Power Systems, Inc.	764	352,968
Navitas Semiconductor Corp. (A)	1,917	13,323
NVE Corp.	86	7,064
NVIDIA Corp.	39,630	17,238,654
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (A)	7,001	$650,743
Onto Innovation, Inc. (A)	832	106,097
PDF Solutions, Inc. (A)	654	21,190
Photronics, Inc. (A)	1,065	21,524
Pixelworks, Inc. (A)	598	676
Power Integrations, Inc.	950	72,495
Qorvo, Inc. (A)	1,616	154,280
Qualcomm, Inc.	18,058	2,005,521
Rambus, Inc. (A)	1,809	100,924
Semtech Corp. (A)	1,046	26,935
Silicon Laboratories, Inc. (A)	544	63,044
SiTime Corp. (A)	340	38,845
SkyWater Technology, Inc. (A)	651	3,919
Skyworks Solutions, Inc.	2,558	252,193
SMART Global Holdings, Inc. (A)	881	21,452
Synaptics, Inc. (A)	659	58,941
Teradyne, Inc.	2,542	255,369
Texas Instruments, Inc.	14,213	2,260,009
Ultra Clean Holdings, Inc. (A)	780	23,143
Universal Display Corp.	788	123,708
Veeco Instruments, Inc. (A)	900	25,299
Wolfspeed, Inc. (A)	2,039	77,686
		45,075,483
Software – 9.9%
8x8, Inc. (A)	2,080	5,242
A10 Networks, Inc.	1,300	19,539
ACI Worldwide, Inc. (A)	1,879	42,390
Adeia, Inc.	1,869	19,961
Adobe, Inc. (A)	7,350	3,747,765
Agilysys, Inc. (A)	424	28,052
Alarm.com Holdings, Inc. (A)	836	51,113
Alkami Technology, Inc. (A)	1,353	24,652
Altair Engineering, Inc., Class A (A)	892	55,804
Alteryx, Inc., Class A (A)	1,007	37,954
American Software, Inc., Class A	618	7,082
Amplitude, Inc., Class A (A)	1,146	13,259
ANSYS, Inc. (A)	1,410	419,546
Appfolio, Inc., Class A (A)	342	62,459
Appian Corp., Class A (A)	703	32,064
Applied Digital Corp. (A)	1,358	8,474
AppLovin Corp., Class A (A)	4,863	194,325
Arteris, Inc. (A)	256	1,667
Asana, Inc., Class A (A)	2,165	39,641
Aspen Technology, Inc. (A)	1,065	217,537
Atlassian Corp., Class A (A)	2,440	491,684
Aurora Innovation, Inc. (A)	12,640	29,704
Autodesk, Inc. (A)	3,501	724,392
AvePoint, Inc. (A)	2,600	17,472
Bentley Systems, Inc., Class B	4,577	229,582
BILL Holdings, Inc. (A)	1,708	185,438
Bit Digital, Inc. (A)	1,535	3,285
Blackbaud, Inc. (A)	885	62,233
Blackline, Inc. (A)	994	55,137
Blend Labs, Inc., Class A (A)	3,398	4,655
Box, Inc., Class A (A)	2,356	57,039
Braze, Inc., Class A (A)	895	41,823
c3.ai, Inc., Class A (A)(C)	1,819	46,421
Cadence Design Systems, Inc. (A)	4,416	1,034,669
CCC Intelligent Solutions Holdings, Inc. (A)	9,972	133,126
Cerence, Inc. (A)	696	14,178
Cipher Mining, Inc. (A)(C)	3,422	7,973
CleanSpark, Inc. (A)	1,249	4,759
Clear Secure, Inc., Class A	1,377	26,218

301

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Clearwater Analytics Holdings, Inc., Class A (A)	1,001	$19,359
CommVault Systems, Inc. (A)	745	50,369
Confluent, Inc., Class A (A)	2,348	69,524
Consensus Cloud Solutions, Inc. (A)	297	7,478
CoreCard Corp. (A)	182	3,640
Couchbase, Inc. (A)	674	11,566
Crowdstrike Holdings, Inc., Class A (A)	3,529	590,684
CS Disco, Inc. (A)	897	5,956
Datadog, Inc., Class A (A)	4,779	435,319
Digimarc Corp. (A)	294	9,552
Digital Turbine, Inc. (A)	1,591	9,626
DocuSign, Inc. (A)	3,306	138,852
Dolby Laboratories, Inc., Class A	965	76,486
Domo, Inc., Class B (A)	570	5,592
DoubleVerify Holdings, Inc. (A)	2,579	72,083
Dropbox, Inc., Class A (A)	3,482	94,815
Dynatrace, Inc. (A)	4,719	220,519
E2open Parent Holdings, Inc. (A)	4,487	20,371
Ebix, Inc.	450	4,446
eGain Corp. (A)	659	4,040
Elastic NV (A)	1,554	126,247
Enfusion, Inc., Class A (A)	730	6,548
EngageSmart, Inc. (A)	2,600	46,774
Envestnet, Inc. (A)	921	40,552
Everbridge, Inc. (A)	671	15,044
EverCommerce, Inc. (A)	342	3,430
Expensify, Inc., Class A (A)	980	3,185
Fair Isaac Corp. (A)	387	336,121
Five9, Inc. (A)	1,163	74,781
Fortinet, Inc. (A)	12,669	743,417
Freshworks, Inc., Class A (A)	2,458	48,963
Gen Digital, Inc.	10,061	177,878
Gitlab, Inc., Class A (A)	1,439	65,072
Guidewire Software, Inc. (A)	1,368	123,120
HashiCorp, Inc., Class A (A)	1,258	28,720
HubSpot, Inc. (A)	790	389,075
Informatica, Inc., Class A (A)	3,953	83,290
Instructure Holdings, Inc. (A)	2,180	55,372
Intapp, Inc. (A)	971	32,548
InterDigital, Inc.	505	40,521
Intuit, Inc.	4,549	2,324,266
Jamf Holding Corp. (A)	1,836	32,424
JFrog, Ltd. (A)	1,675	42,478
Kaltura, Inc. (A)	1,498	2,592
LivePerson, Inc. (A)	1,279	4,975
LiveRamp Holdings, Inc. (A)	1,144	32,993
LiveVox Holdings, Inc. (A)	1,193	3,985
Manhattan Associates, Inc. (A)	1,030	203,590
Marathon Digital Holdings, Inc. (A)(C)	1,897	16,125
Matterport, Inc. (A)	4,431	9,615
Mawson Infrastructure Group, Inc. (A)	254	140
MeridianLink, Inc. (A)	1,186	20,233
Microsoft Corp.	118,766	37,500,365
MicroStrategy, Inc., Class A (A)(C)	157	51,540
Mitek Systems, Inc. (A)	858	9,198
Model N, Inc. (A)	632	15,427
N-able, Inc. (A)	3,105	40,055
nCino, Inc. (A)	1,764	56,095
NCR Corp. (A)	2,282	61,546
New Relic, Inc. (A)	1,119	95,809
NextNav, Inc. (A)	1,543	7,931
Nutanix, Inc., Class A (A)	3,704	129,196
Olo, Inc., Class A (A)	1,803	10,926
ON24, Inc.	546	3,456
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
OneSpan, Inc. (A)	743	$7,987
Oracle Corp.	43,512	4,608,791
PagerDuty, Inc. (A)	1,505	33,847
Palantir Technologies, Inc., Class A (A)	32,261	516,176
Palo Alto Networks, Inc. (A)	4,908	1,150,632
Pegasystems, Inc.	1,377	59,776
Porch Group, Inc. (A)	1,606	1,289
PowerSchool Holdings, Inc., Class A (A)	2,696	61,091
Procore Technologies, Inc. (A)	2,210	144,357
Progress Software Corp.	725	38,121
PROS Holdings, Inc. (A)	783	27,107
PTC, Inc. (A)	1,916	271,459
Q2 Holdings, Inc. (A)	981	31,657
Qualys, Inc. (A)	620	94,581
Quantum Computing, Inc. (A)	834	901
Rapid7, Inc. (A)	989	45,276
Red Violet, Inc. (A)	179	3,582
Rekor Systems, Inc. (A)	1,043	2,941
Rimini Street, Inc. (A)	1,519	3,342
RingCentral, Inc., Class A (A)	1,429	42,341
Riot Platforms, Inc. (A)(C)	2,577	24,043
Roper Technologies, Inc.	1,643	795,672
Rubicon Technologies, Inc. (A)	68	141
Salesforce, Inc. (A)	15,883	3,220,755
Samsara, Inc., Class A (A)	1,922	48,454
SecureWorks Corp., Class A (A)	542	3,366
SEMrush Holdings, Inc., Class A (A)	848	7,208
SentinelOne, Inc., Class A (A)	3,431	57,847
ServiceNow, Inc. (A)	3,290	1,838,978
Smartsheet, Inc., Class A (A)	2,165	87,596
Smith Micro Software, Inc. (A)	417	505
SolarWinds Corp. (A)	2,802	26,451
SoundHound AI, Inc., Class A (A)(C)	853	1,715
SoundThinking, Inc. (A)	239	4,278
Splunk, Inc. (A)	2,677	391,511
Sprinklr, Inc., Class A (A)	2,024	28,012
Sprout Social, Inc., Class A (A)	784	39,106
SPS Commerce, Inc. (A)	594	101,342
Synopsys, Inc. (A)	2,410	1,106,118
Telos Corp. (A)	1,050	2,510
Tenable Holdings, Inc. (A)	1,864	83,507
Teradata Corp. (A)	1,675	75,409
TeraWulf, Inc. (A)	2,656	3,347
Tyler Technologies, Inc. (A)	680	262,575
UiPath, Inc., Class A (A)	7,709	131,901
Unity Software, Inc. (A)	6,161	193,394
Upland Software, Inc. (A)	553	2,555
Varonis Systems, Inc. (A)	1,852	56,560
Verint Systems, Inc. (A)	1,108	25,473
Veritone, Inc. (A)	504	1,300
Vertex, Inc., Class A (A)	864	19,958
Viant Technology, Inc., Class A (A)	646	3,618
VirnetX Holding Corp.	1,593	405
VMware, Inc., Class A (A)	6,839	1,138,557
Weave Communications, Inc. (A)	969	7,897
Workday, Inc., Class A (A)	3,283	705,353
Workiva, Inc. (A)	808	81,883
Xperi, Inc. (A)	833	8,213
Yext, Inc. (A)	2,165	13,704
Zeta Global Holdings Corp., Class A (A)	2,922	24,399
Zoom Video Communications, Inc., Class A (A)	4,009	280,389
Zscaler, Inc. (A)	2,333	362,991

302

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zuora, Inc., Class A (A)	2,245	$18,499
		71,596,958
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	249,619	42,737,240
Avid Technology, Inc. (A)	804	21,603
Corsair Gaming, Inc. (A)	1,483	21,548
CPI Card Group, Inc. (A)	153	2,834
Dell Technologies, Inc., Class C	3,929	270,708
Eastman Kodak Company (A)	845	3,557
Hewlett Packard Enterprise Company	20,589	357,631
HP, Inc.	15,802	406,111
Immersion Corp. (A)	731	4,832
Intevac, Inc. (A)	711	2,211
IonQ, Inc. (A)(C)	3,046	45,324
NetApp, Inc.	3,482	264,214
Pure Storage, Inc., Class A (A)	4,903	174,645
Seagate Technology Holdings PLC	3,331	219,679
Stratasys, Ltd. (A)	282	3,838
Super Micro Computer, Inc. (A)	872	239,120
Turtle Beach Corp. (A)	214	1,942
Western Digital Corp. (A)	5,196	237,093
Xerox Holdings Corp.	2,690	42,206
		45,056,336
		182,453,251
Materials – 2.7%
Chemicals – 1.6%
AdvanSix, Inc.	524	16,286
Air Products & Chemicals, Inc.	3,580	1,014,572
Albemarle Corp.	1,902	323,416
American Vanguard Corp.	632	6,908
Amyris, Inc. (A)	5,405	324
Ashland, Inc.	880	71,878
Aspen Aerogels, Inc. (A)	612	5,263
Avient Corp.	1,554	54,887
Axalta Coating Systems, Ltd. (A)	3,648	98,131
Balchem Corp.	457	56,686
Cabot Corp.	964	66,776
Celanese Corp.	1,702	213,635
CF Industries Holdings, Inc.	3,173	272,053
Chase Corp.	194	24,683
Core Molding Technologies, Inc. (A)	20	570
Corteva, Inc.	11,499	588,289
CVR Nitrogen LP (A)(B)	1,086	195
Danimer Scientific, Inc. (A)(C)	1,518	3,142
Dow, Inc.	11,319	583,608
DuPont de Nemours, Inc.	6,724	501,543
Eastman Chemical Company	1,881	144,310
Ecolab, Inc.	4,555	771,617
Ecovyst, Inc. (A)	2,468	24,285
Element Solutions, Inc.	3,435	67,360
Flotek Industries, Inc. (A)	154	680
FMC Corp.	1,993	133,471
FutureFuel Corp.	986	7,070
Ginkgo Bioworks Holdings, Inc. (A)(C)	22,649	40,995
Hawkins, Inc.	415	24,423
HB Fuller Company	899	61,680
Huntsman Corp.	3,124	76,226
Ingevity Corp. (A)	659	31,375
Innospec, Inc.	397	40,573
International Flavors & Fragrances, Inc.	4,152	283,042
Intrepid Potash, Inc. (A)	154	3,875
Koppers Holdings, Inc.	390	15,425
Kronos Worldwide, Inc.	722	5,596
Linde PLC	7,709	2,870,446
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Livent Corp. (A)	2,960	$54,494
LSB Industries, Inc. (A)	1,275	13,043
LyondellBasell Industries NV, Class A	5,182	490,735
Mativ Holdings, Inc.	986	14,060
Minerals Technologies, Inc.	469	25,682
NewMarket Corp.	90	40,954
Olin Corp.	2,166	108,257
Origin Materials, Inc. (A)	1,904	2,437
PPG Industries, Inc.	3,780	490,644
PureCycle Technologies, Inc. (A)(C)	2,459	13,795
Quaker Chemical Corp.	311	49,760
Rayonier Advanced Materials, Inc. (A)	1,194	4,227
RPM International, Inc.	2,026	192,085
Sensient Technologies Corp.	716	41,872
Stepan Company	227	17,018
The Chemours Company	2,430	68,162
The Mosaic Company	5,461	194,412
The Scotts Miracle-Gro Company	934	48,269
The Sherwin-Williams Company	4,130	1,053,357
Trinseo PLC	506	4,134
Tronox Holdings PLC	372	5,000
Valhi, Inc.	518	6,869
Westlake Chemical Partners LP	369	8,026
Westlake Corp.	2,073	258,441
		11,711,027
Construction materials – 0.2%
Eagle Materials, Inc.	600	99,912
Knife River Corp. (A)	815	39,796
Martin Marietta Materials, Inc.	984	403,912
Summit Materials, Inc., Class A (A)	2,073	64,553
United States Lime & Minerals, Inc.	114	22,914
Vulcan Materials Company	2,081	420,404
		1,051,491
Containers and packaging – 0.3%
AptarGroup, Inc.	916	114,537
Avery Dennison Corp.	1,287	235,096
Ball Corp.	5,036	250,692
Berry Global Group, Inc.	1,882	116,515
Crown Holdings, Inc.	1,952	172,713
Graphic Packaging Holding Company	4,727	105,318
Greif, Inc., Class A	508	33,939
International Paper Company	5,573	197,674
Myers Industries, Inc.	710	12,730
O-I Glass, Inc. (A)	2,563	42,879
Packaging Corp. of America	1,426	218,962
Pactiv Evergreen, Inc.	2,656	21,593
Ranpak Holdings Corp. (A)	1,215	6,610
Sealed Air Corp.	2,299	75,545
Silgan Holdings, Inc.	1,565	67,467
Sonoco Products Company	1,175	63,861
TriMas Corp.	806	19,957
Westrock Company	4,088	146,350
		1,902,438
Metals and mining – 0.6%
5E Advanced Materials, Inc. (A)	637	1,440
Alcoa Corp.	2,938	85,378
Alpha Metallurgical Resources, Inc.	227	58,959
Arch Resources, Inc.	283	48,297
ATI, Inc. (A)	2,184	89,872
Atlas Lithium Corp. (A)	54	1,655
Carpenter Technology Corp.	853	57,330
Century Aluminum Company (A)	1,672	12,022
Cleveland-Cliffs, Inc. (A)	8,469	132,370
Coeur Mining, Inc. (A)	4,942	10,971

303

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Commercial Metals Company	1,876	$92,693
Compass Minerals International, Inc.	664	18,559
Dakota Gold Corp. (A)	1,069	2,758
Freeport-McMoRan, Inc.	23,121	862,182
Gatos Silver, Inc. (A)	1,095	5,672
Haynes International, Inc.	261	12,142
Hecla Mining Company	9,827	38,424
Kaiser Aluminum Corp.	289	21,750
Materion Corp.	365	37,197
MP Materials Corp. (A)	2,977	56,861
Newmont Corp.	12,880	475,916
Nucor Corp.	3,779	590,847
Olympic Steel, Inc.	262	14,727
Pan American Silver Corp., CVR (A)	7,232	3,869
Piedmont Lithium, Inc. (A)	286	11,354
Ramaco Resources, Inc. (A)	575	6,319
Ramaco Resources, Inc., Class B	115	1,372
Reliance Steel & Aluminum Company	789	206,899
Royal Gold, Inc.	1,062	112,922
Ryerson Holding Corp.	653	18,996
Schnitzer Steel Industries, Inc., Class A	532	14,816
Southern Copper Corp.	12,462	938,264
Steel Dynamics, Inc.	2,774	297,428
SunCoke Energy, Inc.	1,558	15,814
TimkenSteel Corp. (A)	841	18,267
Tredegar Corp.	821	4,442
U.S. Steel Corp.	3,684	119,656
US Gold Corp. (A)	143	445
Warrior Met Coal, Inc.	849	43,367
Worthington Industries, Inc.	793	49,023
		4,591,275
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	317	11,491
Glatfelter Corp. (A)	999	1,998
Louisiana-Pacific Corp.	1,181	65,274
Sylvamo Corp.	673	29,572
		108,335
		19,364,566
Real estate – 2.7%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,411	23,606
American Assets Trust, Inc.	1,151	22,387
Armada Hoffler Properties, Inc.	1,229	12,585
Broadstone Net Lease, Inc.	2,365	33,820
Empire State Realty Trust, Inc., Class A	2,981	23,967
Essential Properties Realty Trust, Inc.	1,951	42,200
Gladstone Commercial Corp.	793	9,643
Global Net Lease, Inc.	3,529	33,914
One Liberty Properties, Inc.	547	10,322
Star Holdings (A)	189	2,366
WP Carey, Inc.	3,216	173,921
		388,731
Health care REITs – 0.2%
CareTrust REIT, Inc.	1,737	35,609
Community Healthcare Trust, Inc.	472	14,018
Global Medical REIT, Inc.	854	7,660
Healthcare Realty Trust, Inc.	6,370	97,270
Healthpeak Properties, Inc.	9,008	165,387
LTC Properties, Inc.	749	24,065
Medical Properties Trust, Inc.	10,043	54,734
National Health Investors, Inc.	787	40,420
Omega Healthcare Investors, Inc.	3,924	130,120
Physicians Realty Trust	3,981	48,528
Sabra Health Care REIT, Inc.	4,102	57,182
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Universal Health Realty Income Trust	293	$11,846
Ventas, Inc.	6,506	274,098
Welltower, Inc.	7,629	624,968
		1,585,905
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,995	61,283
Ashford Hospitality Trust, Inc. (A)	444	1,061
Braemar Hotels & Resorts, Inc.	978	2,709
Chatham Lodging Trust	1,043	9,982
DiamondRock Hospitality Company	3,725	29,912
Hersha Hospitality Trust, Class A	852	8,401
Host Hotels & Resorts, Inc.	11,886	191,008
Park Hotels & Resorts, Inc.	3,834	47,235
Pebblebrook Hotel Trust	2,310	31,393
RLJ Lodging Trust	2,896	28,352
Ryman Hospitality Properties, Inc.	930	77,450
Service Properties Trust	3,030	23,301
Summit Hotel Properties, Inc.	2,173	12,603
Sunstone Hotel Investors, Inc.	3,688	34,483
Xenia Hotels & Resorts, Inc.	2,067	24,349
		583,522
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,289	130,428
EastGroup Properties, Inc.	741	123,399
First Industrial Realty Trust, Inc.	2,253	107,220
Industrial Logistics Properties Trust	1,490	4,306
Innovative Industrial Properties, Inc.	441	33,366
LXP Industrial Trust	4,958	44,126
Plymouth Industrial REIT, Inc.	458	9,595
Prologis, Inc.	15,060	1,689,883
Rexford Industrial Realty, Inc.	2,608	128,705
STAG Industrial, Inc.	2,912	100,493
Terreno Realty Corp.	1,329	75,487
		2,447,008
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	2,515	251,752
Boston Properties, Inc.	2,594	154,291
Brandywine Realty Trust	3,382	15,354
COPT Defense Properties	2,009	47,874
Cousins Properties, Inc.	2,664	54,266
Douglas Emmett, Inc.	2,995	38,216
Easterly Government Properties, Inc.	1,561	17,842
Equity Commonwealth	885	16,257
Franklin Street Properties Corp.	2,261	4,183
Highwoods Properties, Inc.	1,854	38,211
Hudson Pacific Properties, Inc.	2,615	17,390
JBG SMITH Properties	2,054	29,701
Kilroy Realty Corp.	2,018	63,789
New York REIT Liquidating LLC (A)(B)	457	2,939
Office Properties Income Trust	1,104	4,526
Orion Office REIT, Inc.	983	5,121
Paramount Group, Inc.	4,071	18,808
Piedmont Office Realty Trust, Inc., Class A	2,477	13,921
SL Green Realty Corp.	769	28,684
Vornado Realty Trust	3,256	73,846
		896,971
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	1,533	9,857
CBRE Group, Inc., Class A (A)	5,011	370,112
Compass, Inc., Class A (A)	6,964	20,196
CoStar Group, Inc. (A)	6,498	499,631
DigitalBridge Group, Inc.	2,569	45,163
Douglas Elliman, Inc.	1,475	3,334

304

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
eXp World Holdings, Inc. (C)	2,650	$43,036
Fathom Holdings, Inc. (A)	284	1,159
Five Point Holdings LLC, Class A (A)	2,087	6,198
Forestar Group, Inc. (A)	999	26,913
FRP Holdings, Inc. (A)	226	12,197
Howard Hughes Holdings, Inc. (A)	851	63,085
Jones Lang LaSalle, Inc. (A)	813	114,779
Kennedy-Wilson Holdings, Inc.	2,252	33,194
Marcus & Millichap, Inc.	708	20,773
Newmark Group, Inc., Class A	2,923	18,795
Opendoor Technologies, Inc. (A)	10,757	28,398
Rafael Holdings, Inc., Class B (A)	347	659
RE/MAX Holdings, Inc., Class A	374	4,840
Redfin Corp. (A)	1,922	13,531
Seritage Growth Properties, Class A (A)	866	6,703
Tejon Ranch Company (A)	577	9,359
The RMR Group, Inc., Class A	311	7,626
The St. Joe Company	1,041	56,558
WeWork, Inc., Class A (A)(C)	14,638	44,060
Zillow Group, Inc., Class A (A)	45	2,016
Zillow Group, Inc., Class C (A)	3,624	167,284
		1,629,456
Residential REITs – 0.4%
American Homes 4 Rent, Class A	5,853	197,188
Apartment Income REIT Corp.	2,626	80,618
Apartment Investment and Management Company, Class A (A)	2,711	18,435
AvalonBay Communities, Inc.	2,283	392,082
Bluerock Homes Trust, Inc. (A)	85	1,098
BRT Apartments Corp.	385	6,649
Camden Property Trust	1,551	146,694
Centerspace	226	13,619
Elme Communities	1,645	22,438
Equity LifeStyle Properties, Inc.	2,967	189,028
Equity Residential	6,203	364,178
Essex Property Trust, Inc.	961	203,818
Independence Realty Trust, Inc.	3,277	46,107
Invitation Homes, Inc.	10,123	320,798
Mid-America Apartment Communities, Inc.	1,807	232,471
NexPoint Residential Trust, Inc.	480	15,446
Sun Communities, Inc.	1,906	225,556
UDR, Inc.	5,225	186,376
UMH Properties, Inc.	958	13,431
Veris Residential, Inc.	1,641	27,077
		2,703,107
Retail REITs – 0.3%
Acadia Realty Trust	1,812	26,002
Agree Realty Corp.	1,193	65,901
Alexander's, Inc.	105	19,134
Brixmor Property Group, Inc.	5,029	104,503
CBL & Associates Properties, Inc.	347	7,280
Federal Realty Investment Trust	1,354	122,713
Getty Realty Corp.	881	24,430
Kimco Realty Corp.	10,305	181,265
Kite Realty Group Trust	3,726	79,811
NETSTREIT Corp.	495	7,712
NNN REIT, Inc.	3,009	106,338
Phillips Edison & Company, Inc.	1,540	51,652
Realty Income Corp.	10,736	536,156
Regency Centers Corp.	3,158	187,712
Retail Opportunity Investments Corp.	2,320	28,722
RPT Realty	1,545	16,315
Saul Centers, Inc.	490	17,282
Simon Property Group, Inc.	5,311	573,747
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
SITE Centers Corp.	3,696	$45,572
Spirit Realty Capital, Inc.	2,024	67,865
Tanger Factory Outlet Centers, Inc.	1,832	41,403
The Macerich Company	3,280	35,785
Urban Edge Properties	2,162	32,992
Whitestone REIT	991	9,543
		2,389,835
Specialized REITs – 1.0%
American Tower Corp.	7,573	1,245,380
Crown Castle, Inc.	7,038	647,707
CubeSmart	3,744	142,759
Digital Realty Trust, Inc.	4,744	574,119
EPR Properties	1,307	54,293
Equinix, Inc.	1,499	1,088,664
Extra Space Storage, Inc.	3,396	412,886
Farmland Partners, Inc.	930	9,542
Four Corners Property Trust, Inc.	1,453	32,242
Gaming and Leisure Properties, Inc.	4,293	195,546
Gladstone Land Corp.	706	10,046
Iron Mountain, Inc.	4,801	285,419
Lamar Advertising Company, Class A	1,479	123,452
National Storage Affiliates Trust	1,277	40,532
Outfront Media, Inc.	2,732	27,593
PotlatchDeltic Corp.	1,431	64,953
Public Storage	2,871	756,566
Rayonier, Inc.	2,536	72,175
Safehold, Inc.	1,263	22,481
SBA Communications Corp.	1,765	353,300
Uniti Group, Inc.	4,136	19,522
VICI Properties, Inc.	15,179	441,709
Weyerhaeuser Company	12,163	372,918
		6,993,804
		19,618,339
Utilities – 2.2%
Electric utilities – 1.3%
ALLETE, Inc.	971	51,269
Alliant Energy Corp.	3,580	173,451
American Electric Power Company, Inc.	8,274	622,370
Avangrid, Inc.	5,981	180,447
Constellation Energy Corp.	5,375	586,305
Duke Energy Corp.	12,388	1,093,365
Edison International	6,196	392,145
Entergy Corp.	3,343	309,228
Evergy, Inc.	3,738	189,517
Eversource Energy	5,593	325,233
Exelon Corp.	15,981	603,922
FirstEnergy Corp.	9,240	315,823
Genie Energy, Ltd., B Shares	616	9,074
Hawaiian Electric Industries, Inc.	1,834	22,577
IDACORP, Inc.	843	78,947
MGE Energy, Inc.	651	44,600
NextEra Energy, Inc.	32,245	1,847,316
NRG Energy, Inc.	3,719	143,256
OGE Energy Corp.	3,263	108,756
Otter Tail Corp.	715	54,283
PG&E Corp. (A)	32,528	524,677
Pinnacle West Capital Corp.	1,796	132,329
PNM Resources, Inc.	20	892
Portland General Electric Company	1,498	60,639
PPL Corp.	12,047	283,827
The Southern Company	17,583	1,137,972
Via Renewables, Inc.	126	914

305

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	8,814	$504,337
		9,797,471
Gas utilities – 0.1%
Atmos Energy Corp.	1,859	196,924
Chesapeake Utilities Corp.	310	30,303
National Fuel Gas Company	888	46,096
New Jersey Resources Corp.	1,632	66,308
Northwest Natural Holding Company	625	23,850
ONE Gas, Inc.	913	62,340
RGC Resources, Inc.	228	3,944
Southwest Gas Holdings, Inc.	848	51,228
Spire, Inc.	874	49,451
Star Group LP	919	11,056
UGI Corp.	3,247	74,681
		616,181
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,340	12,285
Brookfield Renewable Corp., Class A	100	2,394
Clearway Energy, Inc., Class A	1,122	22,350
Clearway Energy, Inc., Class C	974	20,610
Montauk Renewables, Inc. (A)	2,220	20,224
Ormat Technologies, Inc.	934	65,305
Sunnova Energy International, Inc. (A)(C)	1,925	20,155
The AES Corp.	10,972	166,774
Vistra Corp.	6,402	212,418
		542,515
Multi-utilities – 0.6%
Ameren Corp.	4,112	307,701
Avista Corp.	1,244	40,268
Black Hills Corp.	1,090	55,143
CenterPoint Energy, Inc.	10,277	275,937
CMS Energy Corp.	4,685	248,820
Consolidated Edison, Inc.	5,185	443,473
Dominion Energy, Inc.	13,417	599,337
DTE Energy Company	3,181	315,810
NiSource, Inc.	6,676	164,764
NorthWestern Corp.	961	46,186
Public Service Enterprise Group, Inc.	7,829	445,548
Sempra	10,120	688,464
Unitil Corp.	316	13,496
WEC Energy Group, Inc.	5,060	407,583
		4,052,530
Water utilities – 0.1%
American States Water Company	629	49,490
American Water Works Company, Inc.	2,908	360,098
Artesian Resources Corp., Class A	193	8,104
Cadiz, Inc. (A)	752	2,489
California Water Service Group	934	44,188
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Essential Utilities, Inc.	3,844	$131,965
Global Water Resources, Inc.	595	5,801
Middlesex Water Company	324	21,465
Pure Cycle Corp. (A)	615	5,904
SJW Group	527	31,678
The York Water Company	308	11,547
		672,729
		15,681,426
TOTAL COMMON STOCKS (Cost $328,199,213)		$708,870,130
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
Qurate Retail, Inc., 8.000%	260	7,449
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,873
TOTAL PREFERRED SECURITIES (Cost $82,033)		$19,322
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	2,573
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	1,132
TOTAL WARRANTS (Cost $62,446)		$3,705
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 2.4%
John Hancock Collateral Trust, 5.2943% (D)(E)	1,695,310	16,945,815
TOTAL SHORT-TERM INVESTMENTS (Cost $16,946,739)		$16,945,815
Total Investments (Total Stock Market Index Trust) (Cost $345,290,431) – 100.3%		$725,838,972
Other assets and liabilities, net – (0.3%)		(1,885,810)
TOTAL NET ASSETS – 100.0%		$723,953,162
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-23. The value of securities on loan amounted to $2,308,189.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,398,125.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	23	Long	Dec 2023	$2,150,159	$2,068,390	$(81,769)
S&P 500 E-Mini Index Futures	63	Long	Dec 2023	14,178,879	13,625,325	(553,554)
						$(635,323)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
306

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
4.745%, (1 Year CMT + 2.085%), 12/01/2035 (A)	$75,215	$75,493
4.772%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.585%), 05/01/2037 (A)	48,146	48,200
4.815%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	19,885	19,924
5.077%, (1 Year CMT + 2.165%), 11/01/2036 (A)	58,518	58,830
5.256%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.571%), 02/01/2036 (A)	30,622	30,661
5.341%, (1 Year CMT + 2.231%), 05/01/2034 (A)	85,097	85,151
5.352%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.639%), 09/01/2043 (A)	170,515	169,158
5.697%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	14,330	14,386
6.165%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	26,915	27,199
6.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	55,927	56,577
Federal National Mortgage Association
4.106%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	26,027	26,032
4.272%, (1 Year CMT + 2.147%), 01/01/2036 (A)	28,388	28,812
4.328%, (1 Year CMT + 2.194%), 02/01/2035 (A)	94,091	95,275
4.400%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.453%), 04/01/2035 (A)	195,365	196,374
4.412%, (1 Year CMT + 2.194%), 05/01/2036 (A)	120,968	122,566
4.642%, (1 Year CMT + 2.167%), 01/01/2036 (A)	82,098	82,999
4.737%, (1 Year CMT + 2.333%), 05/01/2034 (A)	40,446	41,119
5.065%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.557%), 07/01/2035 (A)	106,294	106,924
5.433%, (1 Year CMT + 2.272%), 07/01/2035 (A)	63,797	64,560
7.041%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.517%), 02/01/2035 (A)	40,997	41,375
7.070%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.486%), 10/01/2035 (A)	76,195	76,870
Government National Mortgage Association 2.625%, (1 Year CMT + 1.500%), 08/20/2032 (A)	85,052	82,331
		1,550,816
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,617,428)		$1,550,816
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 59.0%
Communication services – 1.7%
AT&T, Inc. 0.900%, 03/25/2024	$1,445,000	$1,411,184
Comcast Corp. 3.950%, 10/15/2025	2,000,000	1,940,492
WarnerMedia Holdings, Inc. 3.638%, 03/15/2025	1,111,000	1,071,548
		4,423,224
Consumer discretionary – 8.4%
Amazon.com, Inc.
0.450%, 05/12/2024	4,455,000	4,316,959
2.730%, 04/13/2024	2,000,000	1,970,560
American Honda Finance Corp. 3.550%, 01/12/2024	2,000,000	1,987,017
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,816,539
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,945,111
General Motors Financial Company, Inc. 5.100%, 01/17/2024	2,000,000	1,993,625
Hyundai Capital America 0.800%, 01/08/2024 (B)	3,000,000	2,957,862
Toyota Motor Credit Corp. 3.350%, 01/08/2024	3,360,000	3,340,876
		21,328,549
Consumer staples – 2.8%
Anheuser-Busch Companies LLC 3.650%, 02/01/2026	2,000,000	1,920,719
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,812,734
Kenvue, Inc. 5.500%, 03/22/2025 (B)	1,000,000	997,615
Walmart, Inc. 2.850%, 07/08/2024	1,370,000	1,342,006
		7,073,074
Energy – 3.7%
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	2,995,434
Enterprise Products Operating LLC 3.900%, 02/15/2024	2,000,000	1,984,811
MPLX LP 4.875%, 06/01/2025	1,500,000	1,471,298
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	2,992,506
		9,444,049
Financials – 24.9%
Ally Financial, Inc. 3.875%, 05/21/2024	2,000,000	1,962,717
American Express Company 3.400%, 02/22/2024	3,000,000	2,969,715
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	2,956,832
Bank of America Corp.
4.000%, 04/01/2024	2,000,000	1,981,317
5.726%, (1 month SOFR + 0.410%), 06/14/2024 (A)	2,855,000	2,850,529
Bank of Montreal 2.150%, 03/08/2024	3,000,000	2,951,499
Barclays PLC 3.932%, (3.932% to 5-7-24, then 3 month LIBOR + 1.610%), 05/07/2025	2,000,000	1,969,442
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	2,003,069

307

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Brighthouse Financial Global Funding 6.040%, (SOFR + 0.760%), 04/12/2024 (A)(B)	$2,000,000	$1,990,560
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,130,639
Citigroup, Inc. 3.352%, (3.352% to 4-24-24, then 3 month CME Term SOFR + 1.158%), 04/24/2025	3,000,000	2,946,493
Citizens Bank NA 6.064%, (6.064% to 10-24-24, then SOFR + 1.450%), 10/24/2025	1,333,000	1,286,129
Discover Bank 4.250%, 03/13/2026	2,000,000	1,892,974
Fifth Third Bancorp 3.650%, 01/25/2024	3,000,000	2,971,173
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	2,992,144
JPMorgan Chase & Co.
3.900%, 07/15/2025	3,000,000	2,905,040
5.546%, (5.546% to 12-15-24, then SOFR + 1.070%), 12/15/2025	1,750,000	1,737,798
Morgan Stanley
2.188%, (2.188% to 4-28-25, then SOFR + 1.990%), 04/28/2026	2,000,000	1,878,785
3.875%, 04/29/2024	2,000,000	1,975,897
Royal Bank of Canada 5.660%, 10/25/2024	2,000,000	1,992,887
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,717,600
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,975,138
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,773,461
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,863,357
Wells Fargo & Company
3.300%, 09/09/2024	2,765,000	2,695,660
3.750%, 01/24/2024	3,000,000	2,978,271
		63,349,126
Health care – 7.4%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,833,737
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	939,576
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,845,845
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	2,953,430
HCA, Inc. 5.875%, 02/15/2026	2,000,000	1,988,915
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2026	3,000,000	2,930,722
The Cigna Group 0.613%, 03/15/2024	3,000,000	2,928,028
UnitedHealth Group, Inc. 3.500%, 02/15/2024	1,360,000	1,348,619
		18,768,872
Industrials – 3.0%
3M Company 3.000%, 08/07/2025	3,000,000	2,857,159
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	1,977,181
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Daimler Truck Finance North America LLC 5.200%, 01/17/2025 (B)	$875,000	$866,897
The Boeing Company 1.433%, 02/04/2024	2,000,000	1,968,168
		7,669,405
Information technology – 2.3%
Apple, Inc.
0.700%, 02/08/2026	1,000,000	901,585
2.850%, 05/11/2024	2,000,000	1,965,752
NXP BV 4.875%, 03/01/2024	3,000,000	2,985,004
		5,852,341
Materials – 2.3%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,903,839
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,908,031
		5,811,870
Real estate – 0.4%
Realty Income Corp. 5.050%, 01/13/2026	1,143,000	1,126,714
Utilities – 2.1%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	2,980,167
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,438,503
		5,418,670
TOTAL CORPORATE BONDS (Cost $154,822,758)		$150,265,894
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	142,862	132,745
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month SOFR + 0.464%) 5.779%, 04/25/2042 (A)	448,388	436,620
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $592,229)		$569,365
ASSET BACKED SECURITIES – 18.4%
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	2,000,000	1,935,909
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.590%, 10/20/2025	1,903,687	1,878,542
Series 2022-1, Class A3 2.450%, 11/18/2026	1,000,000	972,952
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,645,489
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.550%, 07/15/2026	720,000	690,354
Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	1,950,757

308

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2021-3, Class A3 0.550%, 06/15/2026	$2,111,092	$2,026,279
Series 2022-1, Class A3 1.470%, 12/15/2026	849,762	817,708
Carvana Auto Receivables Trust
Series 2021-N4, Class A1 0.830%, 09/11/2028	277,349	272,372
Series 2022-P1, Class A2 2.570%, 05/12/2025	220,637	220,141
Series 2022-P3, Class A3 4.610%, 11/10/2027	1,000,000	978,243
CCG Receivables Trust Series 2021-1, Class A2 0.300%, 06/14/2027 (B)	424,144	416,469
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.870%, 08/15/2032 (B)	96,812	95,725
CNH Equipment Trust
Series 2020-A, Class A3 1.160%, 06/16/2025	152,596	151,745
Series 2020-A, Class A4 1.510%, 04/15/2027	1,000,000	982,116
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.440%, 12/21/2026 (B)	296,285	291,736
GM Financial Automobile Leasing Trust Series 2022-3, Class A3 4.010%, 09/22/2025	2,400,000	2,370,496
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4 1.900%, 03/17/2025	271,706	271,219
Series 2021-1, Class A3 0.350%, 10/16/2025	623,274	610,361
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1, Class A4 0.550%, 12/15/2026 (B)	1,500,000	1,429,389
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	1,500,000	1,480,874
Harley-Davidson Motorcycle Trust Series 2021-B, Class A3 0.560%, 11/16/2026	1,029,844	998,104
Honda Auto Receivables Owner Trust
Series 2020-3, Class A3 0.370%, 10/18/2024	297,083	294,596
Series 2021-1, Class A3 0.270%, 04/21/2025	303,369	297,968
Series 2021-4, Class A3 0.880%, 01/21/2026	1,285,709	1,235,583
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A4 1.320%, 12/15/2025 (B)	1,500,000	1,458,309
Series 2022-C, Class A3 4.380%, 10/15/2025 (B)	900,000	888,622
John Deere Owner Trust
Series 2020-B, Class A4 0.720%, 06/15/2027	1,500,000	1,478,674
Series 2023-A, Class A2 5.280%, 03/16/2026	3,000,000	2,989,713
MMAF Equipment Finance LLC
Series 2019-A, Class A4 2.930%, 03/10/2026 (B)	45,766	45,626
Series 2019-B, Class A3 2.010%, 12/12/2024 (B)	24,247	24,057
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MMAF Equipment Finance LLC (continued)
Series 2022-B, Class A2 5.570%, 09/09/2025 (B)	$262,116	$260,926
Nissan Auto Receivables Owner Trust Series 2020-B, Class A4 0.710%, 02/16/2027	493,204	486,818
PFS Financing Corp. Series 2020-G, Class A 0.970%, 02/15/2026 (B)	3,000,000	2,944,867
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3 0.330%, 10/15/2025 (B)	284,368	282,847
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.950%, 09/15/2027	1,146,399	1,128,954
Santander Retail Auto Lease Trust
Series 2021-B, Class A4 0.540%, 06/20/2025 (B)	1,000,000	982,803
Series 2022-A, Class A3 1.340%, 07/21/2025 (B)	2,000,000	1,946,474
Series 2022-B, Class A2 2.840%, 05/20/2025 (B)	421,669	419,212
SCF Equipment Leasing LLC
Series 2019-2A, Class A2 2.470%, 04/20/2026 (B)	42,551	42,417
Series 2021-1A, Class A3 0.830%, 08/21/2028 (B)	412,347	404,440
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	1,500,000	1,479,327
Verizon Owner Trust Series 2020-C, Class A 0.410%, 04/21/2025	18,636	18,552
World Omni Auto Receivables Trust Series 2021-D, Class A3 0.810%, 10/15/2026	1,267,856	1,220,371
World Omni Automobile Lease Securitization Trust Series 2022-A, Class A3 3.210%, 02/18/2025	2,115,000	2,090,180
TOTAL ASSET BACKED SECURITIES (Cost $45,242,115)		$46,908,316
SHORT-TERM INVESTMENTS – 21.3%
U.S. Government – 19.7%
U.S. Treasury Bill
5.265%, 10/26/2023 *	6,757,000	6,733,200
5.275%, 10/12/2023 *	4,700,000	4,693,110
5.278%, 10/12/2023 *	5,000,000	4,992,670
5.283%, 11/16/2023 *	14,883,000	14,784,493
5.303%, 12/07/2023 *	19,230,000	19,042,620
		50,246,093
Short-term funds – 1.6%
John Hancock Collateral Trust, 5.2943% (D)(E)	408,572	4,083,960
TOTAL SHORT-TERM INVESTMENTS (Cost $54,323,862)		$54,330,053
Total Investments (Ultra Short Term Bond Trust) (Cost $256,598,392) – 99.5%		$253,624,444
Other assets and liabilities, net – 0.5%		1,248,457
TOTAL NET ASSETS – 100.0%		$254,872,901
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

309

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,397,351 or 15.5% of the fund's net assets as of 9-30-23.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
310

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 9-30-23:
Capital Appreciation Trust
United States	87.2%
France	3.0%
Denmark	2.3%
Canada	1.8%
United Kingdom	1.8%
Uruguay	1.7%
Netherlands	1.3%
Other countries	0.9%
TOTAL	100.0%
Equity Income Trust
United States	86.8%
France	4.1%
Germany	2.6%
Switzerland	2.2%
Ireland	1.5%
Canada	1.4%
Other countries	1.4%
TOTAL	100.0%
Financial Industries Trust
United States	84.4%
Japan	3.2%
Bermuda	3.2%
France	2.4%
Canada	2.3%
Netherlands	2.1%
Puerto Rico	1.6%
Other countries	0.8%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	86.3%
France	2.7%
Canada	2.3%
Switzerland	2.3%
United Kingdom	1.9%
Belgium	1.7%
Netherlands	1.2%
South Korea	1.1%
Other countries	0.5%
TOTAL	100.0%
Health Sciences Trust
United States	88.3%
United Kingdom	3.8%
Netherlands	2.5%
Denmark	1.7%
Other countries	3.7%
TOTAL	100.0%
High Yield Trust
United States	75.5%
Cayman Islands	7.8%
Canada	4.5%
France	2.0%
United Kingdom	1.5%
Luxembourg	1.4%
Netherlands	1.2%
Other countries	6.1%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.2%
Cayman Islands	3.2%
United Kingdom	1.2%
Other countries	6.4%
TOTAL	100.0%
Mid Value Trust
United States	88.5%
United Kingdom	4.6%
Canada	2.7%
Puerto Rico	1.3%
Bermuda	1.0%
Other countries	1.9%
TOTAL	100.0%
Science & Technology Trust
United States	77.7%
China	5.6%
Germany	4.9%
Ireland	3.7%
South Korea	3.2%
Taiwan	2.2%
Netherlands	1.8%
Other countries	0.9%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.6%
Japan	7.2%
United Kingdom	4.6%
France	3.7%
Switzerland	3.4%
Germany	2.6%
Australia	2.2%
Netherlands	1.5%
Denmark	1.0%
Ireland	1.0%
Other countries	5.2%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	62.3%
Canada	7.0%
Indonesia	4.2%
Supranational	3.0%
Mexico	1.9%
New Zealand	1.7%
United Kingdom	1.7%
South Korea	1.7%
Philippines	1.7%
Norway	1.7%
Other countries	13.1%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-23:
311

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2023 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
Financials	22.1%
Industrials	14.6%
Consumer discretionary	12.3%
Energy	10.7%
Health care	9.7%
Consumer staples	8.8%
Materials	8.1%
Information technology	5.8%
Communication services	3.8%
Utilities	2.3%
Short-term investments and other	1.8%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	29.8%
Materials	13.9%
Information technology	12.6%
Energy	10.8%
Industrials	9.6%
Consumer discretionary	8.9%
Real estate	4.0%
Communication services	2.8%
Consumer staples	2.8%
Health care	2.7%
Utilities	1.4%
Short-term investments and other	0.7%
TOTAL	100.0%
Global Equity Trust
Information technology	21.0%
Financials	17.4%
Health care	10.4%
Industrials	10.4%
Consumer discretionary	8.3%
Consumer staples	7.9%
Materials	7.5%
Communication services	7.0%
Energy	5.4%
Utilities	2.0%
Real estate	1.1%
Short-term investments and other	1.6%
TOTAL	100.0%
International Equity Index Trust
Financials	20.3%
Industrials	12.8%
Consumer discretionary	11.7%
Information technology	11.1%
Health care	9.4%
Consumer staples	8.2%
Materials	7.7%
Energy	5.9%
Communication services	5.3%
Utilities	3.1%
Real estate	1.9%
Short-term investments and other	2.6%
TOTAL	100.0%
International Small Company Trust
Industrials	23.7%
Financials	13.7%
Consumer discretionary	12.3%
Materials	11.2%
Information technology	10.2%
Consumer staples	6.2%
Energy	5.7%
Health care	4.8%
Real estate	4.1%
Communication services	3.5%
Utilities	2.9%
Short-term investments and other	1.7%
TOTAL	100.0%

312

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$7,274,585,633	$7,274,585,633	—	—
Short-term investments	350,077,536	350,077,536	—	—
Total investments in securities	$7,624,663,169	$7,624,663,169	—	—
Derivatives:
Liabilities
Futures	$(15,229,003)	$(15,229,003)	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$231,579,861	—	$231,579,861	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Foreign government obligations	$3,490,503	—	$3,490,503	—
Corporate bonds	206,007,562	—	206,007,562	—
Capital preferred securities	1,066,341	—	1,066,341	—
Municipal bonds	3,040,389	—	3,040,389	—
Collateralized mortgage obligations	35,691,163	—	35,691,163	—
Asset backed securities	35,112,045	—	35,112,045	—
Common stocks	179,660	$154,369	25,291	—
Preferred securities	126,769	126,769	—	—
Escrow certificates	819	—	—	$819
Short-term investments	11,903,668	11,903,668	—	—
Total investments in securities	$528,198,780	$12,184,806	$516,013,155	$819
Derivatives:
Liabilities
Futures	$(30)	$(30)	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,082,638,832	$1,082,638,832	—	—
Total investments in securities	$1,082,638,832	$1,082,638,832	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$179,212,425	$179,212,425	—	—
Total investments in securities	$179,212,425	$179,212,425	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$809,023,023	$809,023,023	—	—
Total investments in securities	$809,023,023	$809,023,023	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$827,851,807	$827,851,807	—	—
Total investments in securities	$827,851,807	$827,851,807	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$340,774,129	$340,774,129	—	—
Total investments in securities	$340,774,129	$340,774,129	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$258,511,435	$258,511,435	—	—
Consumer discretionary	239,414,840	239,414,840	—	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Consumer staples	$10,917,821	$10,917,821	—	—
Energy	6,104,010	6,104,010	—	—
Financials	160,975,517	158,451,676	$2,523,841	—
Health care	213,741,906	213,741,906	—	—
Industrials	22,252,842	22,252,842	—	—
Information technology	666,868,940	666,868,940	—	—
Materials	15,129,925	15,129,925	—	—
Utilities	7,591,968	7,591,968	—	—
Corporate bonds	2,699,942	—	2,699,942	—
Short-term investments	7,250,055	7,250,055	—	—
Total investments in securities	$1,611,459,201	$1,606,235,418	$5,223,783	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$55,568,828	$55,568,828	—	—
Consumer discretionary	129,003,491	118,855,551	$10,147,940	—
Consumer staples	15,838,707	10,722,376	5,116,331	—
Financials	40,590,796	40,590,796	—	—
Health care	60,581,300	60,581,300	—	—
Industrials	11,176,582	11,176,582	—	—
Information technology	188,976,435	188,976,435	—	—
Real estate	4,388,513	4,388,513	—	—
Preferred securities	3,151,277	—	3,151,277	—
Short-term investments	2,197,005	2,197,005	—	—
Total investments in securities	$511,472,934	$493,057,386	$18,415,548	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$286,167,806	$286,167,806	—	—
Preferred securities	1,136,924	1,136,924	—	—
U.S. Government and Agency obligations	49,638,885	—	$49,638,885	—
Corporate bonds	41,441,655	—	41,441,655	—
Term loans	51,881,621	—	51,881,621	—
Asset backed securities	482,884	—	482,884	—
Short-term investments	17,346,714	15,228,714	2,118,000	—
Total investments in securities	$448,096,489	$302,533,444	$145,563,045	—
Derivatives:
Liabilities
Written options	$(1,436,160)	—	$(1,436,160)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$420,347,186	—	$420,347,186	—
Foreign government obligations	5,792,711	—	5,792,711	—
Corporate bonds	185,279,940	—	185,279,940	—
Municipal bonds	2,651,714	—	2,651,714	—
Collateralized mortgage obligations	109,339,317	—	109,339,317	—
Asset backed securities	79,396,686	—	79,396,686	—
Short-term investments	24,508,143	$24,508,143	—	—
Total investments in securities	$827,315,697	$24,508,143	$802,807,554	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$2,627,270	—	$2,627,270	—
Belgium	1,166,896	—	1,166,896	—
Bermuda	6,361,479	$6,361,479	—	—
Brazil	2,764,224	2,764,224	—	—
Canada	24,270,887	24,270,887	—	—
China	2,765,842	—	2,765,842	—
Finland	4,978,861	—	4,978,861	—
France	26,915,318	—	26,915,318	—
Germany	14,470,625	—	14,470,625	—
Greece	1,702,811	—	1,702,811	—
India	3,608,225	3,608,225	—	—
Ireland	10,892,799	4,787,981	6,104,818	—
Italy	1,431,591	—	1,431,591	—
Japan	45,583,207	—	45,583,207	—
Jordan	1,156,895	—	1,156,895	—
Luxembourg	2,644,307	—	2,644,307	—
Netherlands	14,630,936	—	14,630,936	—
Singapore	6,363,430	—	6,363,430	—
South Korea	8,264,371	—	8,264,371	—
Spain	5,979,530	—	5,979,530	—
Sweden	1,271,625	—	1,271,625	—
Switzerland	20,564,500	—	20,564,500	—
United Kingdom	69,563,241	9,865,423	59,697,818	—
United States	2,118,674	2,118,674	—	—
Short-term investments	12,813,002	12,813,002	—	—
Total investments in securities	$294,910,546	$66,589,895	$228,320,651	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$56,021	—	$56,021	—
Belgium	46,527	—	46,527	—
Brazil	6,216,725	$6,216,299	426	—
Canada	68,055	—	68,055	—
Chile	1,217,778	—	1,217,778	—
China	47,381,068	3,635,883	43,633,776	$111,409
Colombia	211,479	211,479	—	—
Czech Republic	279,382	—	279,382	—
Greece	943,291	—	943,291	—
Hong Kong	7,587,990	—	7,553,894	34,096
Hungary	364,395	—	364,395	—
India	36,906,196	86,399	36,804,134	15,663
Indonesia	4,007,780	—	3,962,789	44,991
Kuwait	1,261,166	—	1,261,166	—
Malaysia	3,282,452	—	3,282,452	—
Mexico	5,609,044	5,609,044	—	—
Panama	639	639	—	—
Philippines	1,582,277	—	1,582,114	163
Poland	1,613,561	—	1,613,561	—
Qatar	1,633,185	—	1,633,185	—
Russia	58,699	—	—	58,699
Saudi Arabia	8,050,870	—	8,050,870	—
Singapore	56,434	—	56,434	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
South Africa	$5,424,211	$179,661	$5,244,550	—
South Korea	26,354,758	2,133,849	24,148,306	$72,603
Taiwan	34,471,214	—	34,471,214	—
Thailand	4,142,520	—	4,142,520	—
Turkey	2,452,841	—	2,452,652	189
United Arab Emirates	3,292,759	—	3,292,759	—
United Kingdom	276,595	276,595	—	—
United States	51,547	—	51,547	—
Preferred securities
Brazil	4,792,852	4,792,852	—	—
Colombia	67,212	67,212	—	—
India	6,436	—	6,424	12
Philippines	8,942	—	8,942	—
Rights	107	—	—	107
Warrants	104	104	—	—
Short-term investments	518,079	518,079	—	—
Total investments in securities	$210,295,191	$23,728,095	$186,229,164	$337,932
Derivatives:
Liabilities
Futures	$(33,095)	$(33,095)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$58,134,024	$58,134,024	—	—
Consumer discretionary	35,080,104	35,080,104	—	—
Consumer staples	108,956,677	108,956,677	—	—
Energy	125,286,142	89,942,464	$35,343,678	—
Financials	281,370,293	281,370,293	—	—
Health care	214,603,984	204,928,078	9,675,906	—
Industrials	150,168,322	150,168,322	—	—
Information technology	101,270,302	91,862,991	9,407,311	—
Materials	49,752,354	49,752,354	—	—
Real estate	52,244,203	52,244,203	—	—
Utilities	82,953,516	82,953,516	—	—
Preferred securities
Consumer discretionary	20,371,305	11,743,154	8,628,151	—
Utilities	2,925,582	2,925,582	—	—
Short-term investments	25,821,308	25,821,308	—	—
Total investments in securities	$1,308,938,116	$1,245,883,070	$63,055,046	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$46,640,045	$38,786,918	$7,853,127	—
Capital markets	24,310,224	24,310,224	—	—
Consumer finance	1,036,423	1,036,423	—	—
Financial services	6,100,692	6,100,692	—	—
Insurance	24,268,753	24,268,753	—	—
Real estate
Industrial REITs	2,064,721	2,064,721	—	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust (continued)
Specialized REITs	$1,439,775	$1,439,775	—	—
Convertible bonds	666,309	—	$666,309	—
Corporate bonds	482,226	—	482,226	—
Short-term investments	2,808,030	2,808,030	—	—
Total investments in securities	$109,817,198	$100,815,536	$9,001,662	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$220,024,227	$220,024,227	—	—
Consumer discretionary	440,142,480	399,776,084	$40,366,396	—
Consumer staples	80,515,963	80,515,963	—	—
Energy	104,501,501	104,501,501	—	—
Financials	331,656,374	331,656,374	—	—
Health care	109,736,926	109,736,926	—	—
Industrials	101,140,477	101,140,477	—	—
Information technology	523,698,818	523,698,818	—	—
Materials	22,804,825	22,804,825	—	—
Real estate	82,038,814	82,038,814	—	—
Short-term investments	17,886,840	17,886,840	—	—
Total investments in securities	$2,034,147,245	$1,993,780,849	$40,366,396	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$62,426,646	$62,426,646	—	—
Consumer discretionary	52,072,781	45,283,298	$6,789,483	—
Consumer staples	56,847,578	38,234,564	18,613,014	—
Energy	54,389,647	54,389,647	—	—
Financials	136,565,039	136,565,039	—	—
Health care	108,166,182	108,166,182	—	—
Industrials	96,743,262	87,757,211	8,986,051	—
Information technology	91,138,263	83,186,607	7,951,656	—
Materials	14,768,000	14,768,000	—	—
Real estate	19,790,407	19,790,407	—	—
Escrow certificates	—	—	—	—
Short-term investments	22,655,273	22,655,273	—	—
Total investments in securities	$715,563,078	$673,222,874	$42,340,204	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$43,720,889	—	$43,720,889	—
Ireland	13,731,020	$7,074,744	6,656,276	—
Japan	28,438,945	—	28,438,945	—
Netherlands	13,915,116	—	13,915,116	—
Spain	3,165,102	—	3,165,102	—
Switzerland	6,588,171	3,992,476	2,595,695	—
United Kingdom	4,650,460	1,294,455	3,356,005	—
United States	150,342,186	150,342,186	—	—
Preferred securities	7,440,911	—	7,440,911	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust (continued)
Escrow certificates	—	—	—	—
Short-term investments	$3,987,114	$3,987,114	—	—
Total investments in securities	$275,979,914	$166,690,975	$109,288,939	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$182,069	$182,069	—	—
Financials	62,941	62,941	—	—
Health care	243,569,659	239,109,376	$4,460,283	—
Materials	142,733	142,733	—	—
Preferred securities	1,149,865	—	1,149,865	—
Warrants	777	777	—	—
Short-term investments	445,661	445,661	—	—
Total investments in securities	$245,553,705	$239,943,557	$5,610,148	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$562,800	—	$562,800	—
Corporate bonds	143,661,589	—	143,661,589	—
Convertible bonds	1,134,545	—	1,134,545	—
Term loans	8,454,024	—	8,020,767	$433,257
Asset backed securities	11,985,289	—	11,985,289	—
Common stocks	951,998	$937,314	—	14,684
Preferred securities	766,888	518,344	—	248,544
Escrow shares	58,367	—	—	58,367
Escrow certificates	—	—	—	—
Short-term investments	9,578,703	9,578,703	—	—
Total investments in securities	$177,154,203	$11,034,361	$165,364,990	$754,852
Derivatives:
Assets
Forward foreign currency contracts	$42	—	$42	—
Swap contracts	47,327	—	47,327	—
Liabilities
Futures	(73,573)	$(73,573)	—	—
Forward foreign currency contracts	(20,476)	—	(20,476)	—
Swap contracts	(42,593)	—	(42,593)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$36,235,767	—	$36,235,767	—
Austria	987,746	—	987,746	—
Belgium	4,053,910	—	4,053,910	—
Brazil	8,529,970	$8,525,699	4,271	—
Canada	59,292,726	59,031,797	260,929	—
Chile	1,096,219	419,292	676,927	—
China	57,744,030	4,191,268	53,552,762	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Colombia	$102,638	$102,638	—	—
Czech Republic	399,202	—	$399,202	—
Denmark	16,308,027	—	16,308,027	—
Egypt	201,051	—	201,051	—
Finland	5,582,294	—	5,582,294	—
France	59,574,404	—	59,574,404	—
Germany	38,923,360	—	38,923,360	—
Greece	1,005,084	—	1,002,120	$2,964
Hong Kong	16,240,119	98,277	16,130,072	11,770
Hungary	470,327	—	470,327	—
India	34,031,812	3,303,835	30,727,977	—
Indonesia	4,465,689	8,628	4,457,061	—
Ireland	7,904,624	2,269,296	5,635,328	—
Israel	3,438,493	1,080,507	2,357,986	—
Italy	10,928,200	—	10,928,200	—
Japan	116,307,563	—	116,307,563	—
Jordan	175,392	—	175,392	—
Luxembourg	1,055,343	—	1,055,343	—
Macau	279,770	—	279,770	—
Malaysia	3,088,098	—	3,088,098	—
Mexico	5,452,789	5,452,789	—	—
Netherlands	22,989,052	—	22,989,052	—
New Zealand	1,186,231	—	1,186,231	—
Norway	3,629,876	—	3,629,876	—
Peru	380,184	380,184	—	—
Philippines	1,416,175	—	1,416,175	—
Poland	1,573,363	—	1,573,363	—
Portugal	875,653	—	875,653	—
Russia	196,905	—	—	196,905
Saudi Arabia	8,727,954	—	8,727,954	—
Singapore	7,508,326	836,138	6,672,188	—
South Africa	6,212,218	—	6,212,218	—
South Korea	24,596,184	66,288	24,529,896	—
Spain	13,386,442	85,247	13,301,195	—
Sweden	14,678,374	—	14,678,374	—
Switzerland	52,531,413	—	52,531,413	—
Taiwan	31,829,215	—	31,829,215	—
Thailand	3,764,967	—	3,764,967	—
Turkey	1,525,568	—	1,525,568	—
United Arab Emirates	1	—	1	—
United Kingdom	71,484,006	—	71,484,006	—
United States	893,998	480,706	413,292	—
Preferred securities
Brazil	3,228,583	3,228,583	—	—
Germany	2,331,377	—	2,331,377	—
South Korea	1,319,531	—	1,319,531	—
Rights	1,499	707	792	—
Warrants	355	355	—	—
Short-term investments	17,699,166	17,699,166	—	—
Total investments in securities	$787,841,263	$107,261,400	$680,368,224	$211,639
Derivatives:
Assets
Futures	$124,230	$124,230	—	—
Liabilities
Futures	(469,095)	(469,095)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,169,348	$85,153	$6,043,068	$41,127
Austria	1,389,565	—	1,389,565	—
Belgium	1,393,192	38,183	1,355,009	—
Bermuda	182,704	—	182,704	—
Cambodia	25,475	—	25,475	—
Canada	10,400,525	10,366,700	33,572	253
China	11,796	—	11,796	—
Denmark	2,505,142	—	2,505,142	—
Finland	1,973,135	—	1,973,135	—
France	4,452,531	—	4,452,531	—
Gabon	3,576	—	3,576	—
Georgia	78,386	—	78,386	—
Germany	5,306,521	—	5,306,521	—
Gibraltar	19,247	—	19,247	—
Greece	18,886	—	18,822	64
Guernsey, Channel Islands	139	—	—	139
Hong Kong	1,957,267	—	1,934,227	23,040
Ireland	529,500	—	529,500	—
Isle of Man	64,502	—	64,502	—
Israel	1,225,524	12,830	1,212,694	—
Italy	3,872,437	—	3,872,437	—
Japan	24,135,925	—	24,135,925	—
Jersey, Channel Islands	58,916	—	58,916	—
Liechtenstein	69,917	—	69,917	—
Luxembourg	397,932	—	397,932	—
Macau	5,030	—	5,030	—
Malaysia	12,554	—	12,554	—
Malta	5,787	—	5,787	—
Mauritius	9,387	—	9,387	—
Netherlands	1,850,245	—	1,850,245	—
New Zealand	377,502	—	377,502	—
Norway	823,419	—	823,419	—
Peru	16,827	—	16,827	—
Poland	33,328	—	33,328	—
Portugal	379,269	—	379,269	—
Singapore	1,100,660	—	1,085,545	15,115
Spain	2,373,474	—	2,373,474	—
Sweden	2,239,875	—	2,239,875	—
Switzerland	7,305,257	—	7,305,257	—
Taiwan	6,354	—	6,354	—
United Arab Emirates	58,775	—	58,775	—
United Kingdom	11,482,216	123	11,446,473	35,620
United States	754,533	291,426	463,107	—
Preferred securities	325,490	—	325,490	—
Rights	3,203	1,953	1,250	—
Warrants	873	—	873	—
Short-term investments	3,327,350	3,327,350	—	—
Total investments in securities	$98,733,496	$14,123,718	$84,494,420	$115,358
Derivatives:
Liabilities
Futures	$(24,857)	$(24,857)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$124,193,263	—	$124,193,263	—
Foreign government obligations	5,390,616	—	5,390,616	—
Corporate bonds	56,263,539	—	56,263,539	—
Municipal bonds	3,609,411	—	3,609,411	—
Collateralized mortgage obligations	27,102,684	—	27,102,684	—
Asset backed securities	26,761,411	—	26,761,411	—
Short-term investments	7,403,826	$3,826	7,400,000	—
Total investments in securities	$250,724,750	$3,826	$250,720,924	—
Derivatives:
Assets
Futures	$989,343	$989,343	—	—
Forward foreign currency contracts	64,245	—	$64,245	—
Swap contracts	1,939,408	—	1,939,408	—
Liabilities
Futures	(138,238)	(138,238)	—	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$894,781,253	$894,781,253	—	—
Total investments in securities	$894,781,253	$894,781,253	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$157,702,561	$157,702,561	—	—
Short-term investments	70,551	70,551	—	—
Total investments in securities	$157,773,112	$157,773,112	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,805,748,249	$4,805,748,249	—	—
Short-term investments	2,010	2,010	—	—
Total investments in securities	$4,805,750,259	$4,805,750,259	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$268,315,797	$268,315,797	—	—
Short-term investments	53,507	53,507	—	—
Total investments in securities	$268,369,304	$268,369,304	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,921,249,839	$3,921,249,839	—	—
Unaffiliated investment companies	78,518,885	78,518,885	—	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Balanced Portfolio (continued)
Short-term investments	$26,745,669	$26,745,669	—	—
Total investments in securities	$4,026,514,393	$4,026,514,393	—	—
Derivatives:
Assets
Futures	$81,371	$81,371	—	—
Liabilities
Futures	(7,952,649)	(7,952,649)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$582,707,805	$582,707,805	—	—
Unaffiliated investment companies	4,850,922	4,850,922	—	—
Short-term investments	5,143,187	5,143,187	—	—
Total investments in securities	$592,701,914	$592,701,914	—	—
Derivatives:
Assets
Futures	$2,865	$2,865	—	—
Liabilities
Futures	(445,595)	(445,595)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,053,856,614	$5,053,856,614	—	—
Unaffiliated investment companies	132,485,497	132,485,497	—	—
Short-term investments	37,987,831	37,987,831	—	—
Total investments in securities	$5,224,329,942	$5,224,329,942	—	—
Derivatives:
Assets
Futures	$95,043	$95,043	—	—
Liabilities
Futures	(8,461,634)	(8,461,634)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,073,941,416	$1,073,941,416	—	—
Unaffiliated investment companies	20,849,087	20,849,087	—	—
Short-term investments	7,640,374	7,640,374	—	—
Total investments in securities	$1,102,430,877	$1,102,430,877	—	—
Derivatives:
Assets
Futures	$14,591	$14,591	—	—
Liabilities
Futures	(1,724,043)	(1,724,043)	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$490,434,813	$490,434,813	—	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Growth Trust (continued)
Preferred securities	$3,899,196	—	—	$3,899,196
Exchange-traded funds	39,179,611	$39,179,611	—	—
Short-term investments	47,907,633	37,107,633	$10,800,000	—
Total investments in securities	$581,421,253	$566,722,057	$10,800,000	$3,899,196

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,087,553,333	$1,087,553,333	—	—
Short-term investments	25,669,414	25,669,414	—	—
Total investments in securities	$1,113,222,747	$1,113,222,747	—	—
Derivatives:
Liabilities
Futures	$(800,338)	$(800,338)	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$22,409,687	$22,409,687	—	—
Consumer discretionary	40,767,791	36,309,387	$4,458,404	—
Consumer staples	40,978,848	40,978,848	—	—
Energy	45,617,438	45,617,438	—	—
Financials	90,785,637	90,785,637	—	—
Health care	58,518,722	58,518,722	—	—
Industrials	94,161,694	83,241,178	10,920,516	—
Information technology	58,502,951	58,502,951	—	—
Materials	32,409,492	32,409,492	—	—
Real estate	36,177,411	36,177,411	—	—
Utilities	37,219,756	37,219,756	—	—
Short-term investments	24,756,143	24,756,143	—	—
Total investments in securities	$582,305,570	$566,926,650	$15,378,920	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$55,010,190	—	$55,010,190	—
Foreign government obligations	62,542,396	—	62,542,396	—
Corporate bonds	23,202,045	—	23,202,045	—
Convertible bonds	9,202,385	—	9,202,385	—
Municipal bonds	279,721	—	279,721	—
Term loans	6,809,955	—	6,809,955	—
Collateralized mortgage obligations	6,600,677	—	6,600,677	—
Asset backed securities	5,074,651	—	5,074,651	—
Common stocks	19,834	$19,834	—	—
Preferred securities	847,158	847,158	—	—
Short-term investments	20,079,464	20,037,556	41,908	—
Total investments in securities	$189,668,476	$20,904,548	$168,763,928	—
Derivatives:
Assets
Futures	$554,356	$554,356	—	—
Forward foreign currency contracts	629,077	—	$629,077	—
Swap contracts	2,070,463	—	2,070,463	—
Liabilities

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Futures	$(466,276)	$(466,276)	—	—
Forward foreign currency contracts	(397,511)	—	$(397,511)	—
Swap contracts	(2,068,384)	—	(2,068,384)	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$263,110,028	$263,110,028	—	—
Short-term investments	3,056,706	3,056,706	—	—
Total investments in securities	$266,166,734	$266,166,734	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$137,930,820	$137,930,820	—	—
Consumer discretionary	155,039,485	105,476,363	$49,563,122	—
Consumer staples	5,187,377	5,187,377	—	—
Financials	25,999,730	25,999,730	—	—
Health care	2,092,280	2,092,280	—	—
Industrials	6,110,323	6,110,323	—	—
Information technology	494,144,205	441,472,095	52,672,110	—
Real estate	2,616,905	2,616,905	—	—
Short-term investments	22,511,799	22,511,799	—	—
Total investments in securities	$851,632,924	$749,397,692	$102,235,232	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,181,338,893	—	$3,181,338,893	—
Foreign government obligations	7,608,426	—	7,608,426	—
Corporate bonds	1,723,604,102	—	1,723,604,102	—
Municipal bonds	31,153,269	—	31,153,269	—
Collateralized mortgage obligations	310,450,801	—	310,450,801	—
Asset backed securities	454,128,266	—	454,128,266	—
Short-term investments	73,222,234	$73,222,234	—	—
Total investments in securities	$5,781,505,991	$73,222,234	$5,708,283,757	—
Derivatives:
Liabilities
Futures	$(267)	$(267)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$160,838,153	—	$160,838,153	—
Municipal bonds	7,609,911	—	7,609,911	—
Collateralized mortgage obligations	833,271	—	833,271	—
Short-term investments	110,436	$110,436	—	—
Total investments in securities	$169,391,771	$110,436	$169,281,335	—
Derivatives:
Liabilities
Futures	$(80,551)	$(80,551)	—	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$11,113,950	$11,113,950	—	—
Consumer discretionary	49,068,676	49,053,821	$14,855	—
Consumer staples	16,532,903	16,532,903	—	—
Energy	39,083,077	39,083,077	—	—
Financials	74,437,477	74,437,477	—	—
Health care	68,704,799	68,584,019	—	$120,780
Industrials	80,272,420	79,349,921	922,499	—
Information technology	61,511,966	61,511,966	—	—
Materials	21,105,605	21,092,487	—	13,118
Real estate	28,176,860	28,176,860	—	—
Utilities	13,066,589	13,066,589	—	—
Warrants	9,820	9,820	—	—
Short-term investments	29,080,232	29,080,232	—	—
Total investments in securities	$492,164,374	$491,093,122	$937,354	$133,898
Derivatives:
Liabilities
Futures	$(897,331)	$(897,331)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,137,913	$3,136,495	—	$1,418
Consumer discretionary	22,734,878	22,734,878	—	—
Consumer staples	4,687,306	4,687,306	—	—
Energy	14,002,123	14,002,123	—	—
Financials	29,794,247	29,794,247	—	—
Health care	17,092,683	17,071,658	—	21,025
Industrials	30,078,656	29,685,568	$393,088	—
Information technology	16,374,405	16,374,405	—	—
Materials	9,771,423	9,760,715	—	10,708
Real estate	2,398,637	2,398,637	—	—
Utilities	311,942	311,942	—	—
Preferred securities	39,800	39,800	—	—
Short-term investments	1,639,132	1,639,132	—	—
Total investments in securities	$152,063,145	$151,636,906	$393,088	$33,151
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$251,975,796	$251,975,796	—	—
Exchange-traded funds	1,237,532	1,237,532	—	—
Short-term investments	6,828,176	6,528,176	$300,000	—
Total investments in securities	$260,041,504	$259,741,504	$300,000	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust
Investments in securities:
Assets
Common stocks	$416,083,886	$416,083,886	—	—
Short-term investments	5,603,849	3,849	$5,600,000	—
Total investments in securities	$421,687,735	$416,087,735	$5,600,000	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$113,686,535	$113,686,535	—	—
Warrants	1,011	1,011	—	—
Short-term investments	4,089,617	4,089,617	—	—
Total investments in securities	$117,777,163	$117,777,163	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$417,709,760	$333,093,837	$84,615,923	—
Consumer discretionary	730,723,448	485,186,519	245,536,929	—
Consumer staples	469,573,139	267,752,468	201,820,671	—
Energy	324,687,799	224,570,844	100,116,955	—
Financials	981,671,929	582,417,458	399,254,471	—
Health care	845,823,887	567,977,046	277,764,872	$81,969
Industrials	796,263,284	462,831,799	333,431,485	—
Information technology	1,233,113,466	1,074,772,477	158,340,989	—
Materials	292,633,077	136,200,416	156,422,413	10,248
Real estate	188,946,145	140,279,238	48,666,907	—
Utilities	181,984,669	111,645,820	70,338,849	—
Preferred securities	9,735,910	—	9,735,910	—
Warrants	188,655	188,655	—	—
Short-term investments	231,673,573	231,673,573	—	—
Total investments in securities	$6,704,728,741	$4,618,590,150	$2,086,046,374	$92,217
Derivatives:
Liabilities
Futures	$(8,976,210)	$(8,976,210)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$52,653,084	—	$52,653,084	—
Foreign government obligations	82,135,354	—	82,135,354	—
Corporate bonds	163,043,026	—	163,043,026	—
Convertible bonds	10,962,076	—	10,962,076	—
Municipal bonds	7,726,011	—	7,726,011	—
Term loans	2,504,712	—	2,504,712	—
Collateralized mortgage obligations	21,361,358	—	21,361,358	—
Asset backed securities	6,224,880	—	6,224,880	—
Preferred securities	2,785,411	$2,785,411	—	—
Short-term investments	13,392,248	13,392,248	—	—
Total investments in securities	$362,788,160	$16,177,659	$346,610,501	—

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Derivatives:
Assets
Futures	$153,556	$153,556	—	—
Forward foreign currency contracts	856,267	—	$856,267	—
Liabilities
Futures	(7,806)	(7,806)	—	—
Forward foreign currency contracts	(295,449)	—	(295,449)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$613,180,418	—	$613,180,418	—
Foreign government obligations	7,585,839	—	7,585,839	—
Corporate bonds	231,758,096	—	231,758,096	—
Municipal bonds	3,338,408	—	3,338,408	—
Collateralized mortgage obligations	16,013,781	—	16,013,781	—
Asset backed securities	4,530,646	—	4,530,646	—
Short-term investments	15,418,071	$15,418,071	—	—
Total investments in securities	$891,825,259	$15,418,071	$876,407,188	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$59,362,088	$59,361,945	$143	—
Consumer discretionary	78,254,164	78,251,144	2,991	$29
Consumer staples	46,031,343	46,031,343	—	—
Energy	33,084,846	33,083,741	—	1,105
Financials	94,137,774	94,130,027	7,747	—
Health care	92,936,977	92,909,435	—	27,542
Industrials	67,945,356	67,945,356	—	—
Information technology	182,453,251	182,453,251	—	—
Materials	19,364,566	19,364,371	—	195
Real estate	19,618,339	19,615,400	—	2,939
Utilities	15,681,426	15,681,426	—	—
Preferred securities	19,322	19,322	—	—
Warrants	3,705	3,705	—	—
Short-term investments	16,945,815	16,945,815	—	—
Total investments in securities	$725,838,972	$725,796,281	$10,881	$31,810
Derivatives:
Liabilities
Futures	$(635,323)	$(635,323)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,550,816	—	$1,550,816	—
Corporate bonds	150,265,894	—	150,265,894	—
Collateralized mortgage obligations	569,365	—	569,365	—
Asset backed securities	46,908,316	—	46,908,316	—
Short-term investments	54,330,053	$4,083,960	50,246,093	—
Total investments in securities	$253,624,444	$4,083,960	$249,540,484	—

Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	35,022,813	$221,283,201	$589,624,120	$(460,828,490)	$88,392	$(89,687)	$10,116,250	—	$350,077,536
Active Bond Trust
John Hancock Collateral Trust	1,190,879	$12,007,133	$133,592,302	$(133,699,281)	$5,323	$(1,809)	$477,458	—	$11,903,668
Blue Chip Growth Trust
John Hancock Collateral Trust	113,794	$1,169,436	$31,215,551	$(31,247,128)	$(59)	$(344)	$19,544	—	$1,137,456
Capital Appreciation Trust
John Hancock Collateral Trust	151,248	$2,849,917	$9,838,823	$(11,177,240)	$472	$(138)	$1,694	—	$1,511,834
Capital Appreciation Value Trust
John Hancock Collateral Trust	76,238	—	$9,882,075	$(9,119,690)	$(271)	$(63)	$14,001	—	$762,051
Core Bond Trust
John Hancock Collateral Trust	20,647	—	$8,595,566	$(8,388,756)	$(403)	$(24)	$2,880	—	$206,383
Disciplined Value International Trust
John Hancock Collateral Trust	944,172	—	$66,761,188	$(57,322,250)	$(505)	$(772)	$48,850	—	$9,437,661
Emerging Markets Value Trust
John Hancock Collateral Trust	51,830	—	$8,581,623	$(8,063,244)	$(266)	$(34)	$10,354	—	$518,079
Equity Income Trust
John Hancock Collateral Trust	1,463,361	$56,404,547	$147,443,029	$(189,220,201)	$540	$(601)	$92,868	—	$14,627,314
Financial Industries Trust
John Hancock Collateral Trust	280,924	$5,681,050	$49,028,870	$(51,903,348)	$1,807	$(349)	$72,293	—	$2,808,030
Fundamental All Cap Core Trust
John Hancock Collateral Trust	1,789,453	$45,794,358	$165,201,167	$(193,111,492)	$4,585	$(1,778)	$909,083	—	$17,886,840
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	2,266,502	$6,104,753	$90,925,645	$(74,372,711)	$(1,601)	$(813)	$803,846	—	$22,655,273
High Yield Trust
John Hancock Collateral Trust	849,237	$3,347,124	$41,867,093	$(36,724,953)	$14	$(557)	$119,154	—	$8,488,721
International Equity Index Trust
John Hancock Collateral Trust	383,134	$142,499	$61,322,775	$(57,634,491)	$(737)	$(356)	$55,745	—	$3,829,690
International Small Company Trust
John Hancock Collateral Trust	332,878	—	$7,642,174	$(4,314,400)	$(168)	$(256)	$32,628	—	$3,327,350
Investment Quality Bond Trust
John Hancock Collateral Trust	383	—	$3,226,938	$(3,223,200)	$89	$(1)	$1,886	—	$3,826
Lifestyle Balanced Portfolio
Select Bond	39,513,547	$447,978,362	$24,287,767	$(19,576,464)	$(3,406,047)	$(14,590)	—	—	$449,269,028
Strategic Equity Allocation Trust	26,789,671	450,984,436	4,474,160	(52,609,831)	(1,317,521)	43,980,981	—	—	445,512,225
					$(4,723,568)	$43,966,391	—	—	$894,781,253
Lifestyle Conservative Portfolio

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,058	$21,217	$71,687	$(22,343)	$(2)	$(8)	$1,690	—	$70,551
Select Bond	11,125,962	132,228,407	5,705,730	(10,622,874)	(1,532,023)	722,954	—	—	126,502,194
Strategic Equity Allocation Trust	1,876,150	33,107,732	4,169,789	(9,338,468)	(1,457,174)	4,718,488	—	—	31,200,367
					$(2,989,199)	$5,441,434	$1,690	—	$157,773,112
Lifestyle Growth Portfolio
John Hancock Collateral Trust	201	—	$1,419,571	$(1,417,575)	$14	—	$628	—	$2,010
Select Bond	124,806,034	$1,439,741,831	6,173,711	(17,223,861)	(3,008,331)	$(6,638,740)	—	—	1,419,044,610
Strategic Equity Allocation Trust	203,650,249	3,432,899,552	—	(369,611,495)	(9,500,130)	332,915,712	—	—	3,386,703,639
					$(12,508,447)	$326,276,972	$628	—	$4,805,750,259
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	5,353	$15,630	$68,271	$(30,388)	$3	$(9)	$1,212	—	$53,507
Select Bond	14,202,523	164,008,718	7,515,311	(8,867,914)	(1,545,562)	372,131	—	—	161,482,684
Strategic Equity Allocation Trust	6,424,120	110,661,403	1,529,878	(15,867,581)	(201,980)	10,711,393	—	—	106,833,113
					$(1,747,539)	$11,083,515	$1,212	—	$268,369,304
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,584,212	$143,501,447	$5,767,513	$(56,945,546)	$(27,258,904)	$67,783,885	—	—	$132,848,395
Bond	39,844,225	539,030,673	19,429,647	(27,280,861)	(3,597,913)	(15,583,257)	$17,043,100	—	511,998,289
Core Bond	16,333,598	187,375,576	1,087,577	(9,255,518)	(1,602,927)	431,514	—	—	178,036,222
Emerging Markets Equity	12,411,594	119,426,144	2,830,790	(13,858,116)	(1,694,920)	(957,120)	—	—	105,746,778
Equity Income	13,847,615	200,741,171	9,763,461	(19,867,579)	(1,618,107)	693,381	—	—	189,712,327
Fundamental Large Cap Core	3,248,122	206,103,381	6,837,433	(44,447,221)	13,408,998	18,019,327	—	—	199,921,918
John Hancock Collateral Trust	2,675,717	72,390,026	309,849,210	(355,502,332)	9,139	(374)	1,566,358	—	26,745,669
Mid Cap Growth	4,496,163	38,234,440	466,808	(4,904,830)	(4,384,608)	6,467,567	—	—	35,879,377
Mid Value	5,085,335	48,113,770	6,281,769	(4,575,371)	209,005	2,502,333	—	—	52,531,506
Multifactor Developed International ETF	2,800,149	76,139,932	6,678,585	(3,707,651)	522,287	4,119,304	1,813,602	—	83,752,457
Multifactor Emerging Markets ETF	2,424,435	61,770,902	2,107	(5,845,159)	160,470	1,481,586	839,118	—	57,569,906
Multifactor Mid Cap ETF	1,392,088	68,636,680	3,332,750	(7,735,585)	2,443,405	(803,646)	365,137	—	65,873,604
Multifactor Small Cap ETF	1,592,782	53,105,953	2,942,042	(8,041,397)	1,809,039	1,424,160	238,865	—	51,239,797
Select Bond	114,922,423	1,375,208,322	7,520,363	(67,936,439)	(12,170,593)	4,046,292	—	—	1,306,667,945
Small Cap Growth	1,464,563	19,012,810	1,455,828	(1,374,041)	1,947	206,395	—	—	19,302,939
Small Cap Value	3,377,834	41,269,394	7,559,438	(3,603,324)	793,093	(586,734)	—	—	45,431,867
Strategic Equity Allocation Trust	53,201,233	929,122,886	—	(133,652,321)	3,633,408	85,632,539	—	—	884,736,512
					$(29,337,181)	$174,877,152	$21,866,180	—	$3,947,995,508
Managed Volatility Conservative Portfolio
Blue Chip Growth	383,965	$10,559,819	$488,379	$(4,794,100)	$(4,076,910)	$6,957,339	—	—	$9,134,527
Bond	9,399,777	132,513,178	4,347,114	(11,636,329)	(1,465,178)	(2,971,650)	$4,101,637	—	120,787,135
Core Bond	3,842,557	45,937,623	131,264	(3,956,150)	(645,490)	416,622	—	—	41,883,869
Emerging Markets Equity	630,787	6,291,977	542,821	(1,351,158)	(281,570)	172,239	—	—	5,374,309
Equity Income	1,093,177	15,524,399	1,944,476	(2,443,388)	150,594	(199,549)	—	—	14,976,532

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	202,210	$13,591,175	$371,178	$(3,569,098)	$791,325	$1,261,468	—	—	$12,446,048
John Hancock Collateral Trust	514,540	7,838,254	46,268,275	(48,963,962)	564	56	$201,151	—	5,143,187
Multifactor Emerging Markets ETF	96,184	2,582,276	173,547	(549,787)	5,395	72,525	33,445	—	2,283,956
Multifactor Mid Cap ETF	173,550	8,809,696	947,718	(1,786,253)	487,896	(246,671)	45,207	—	8,212,386
Multifactor Small Cap ETF	201,878	6,955,921	792,582	(1,692,204)	775,807	(337,691)	30,257	—	6,494,415
Select Bond	27,069,867	337,573,471	336,715	(28,621,337)	(4,919,998)	3,415,531	—	—	307,784,382
Strategic Equity Allocation Trust	3,206,870	57,614,450	1,703,802	(11,603,586)	(1,412,208)	7,027,788	—	—	53,330,246
					$(10,589,773)	$15,568,007	$4,411,697	—	$587,850,992
Managed Volatility Growth Portfolio
Blue Chip Growth	8,917,339	$225,414,175	$7,409,378	$(84,083,630)	$(44,383,446)	$107,787,018	—	—	$212,143,495
Bond	29,996,004	393,922,318	22,465,640	(16,386,839)	(2,088,453)	(12,464,015)	$12,704,944	—	385,448,651
Core Bond	12,322,454	137,251,685	3,756,402	(5,749,667)	(1,039,464)	95,795	—	—	134,314,751
Emerging Markets Equity	25,422,262	246,575,823	6,355,367	(30,636,777)	(4,142,710)	(1,554,027)	—	—	216,597,676
Equity Income	21,747,981	310,000,756	13,330,050	(23,479,831)	(2,993,758)	1,090,123	—	—	297,947,340
Fundamental Large Cap Core	5,673,613	351,203,755	7,917,302	(63,324,979)	18,287,051	35,127,781	—	—	349,210,910
John Hancock Collateral Trust	3,800,417	117,855,450	548,093,187	(627,974,423)	13,301	316	2,485,264	—	37,987,831
Mid Cap Growth	10,573,050	88,502,091	1,429,307	(10,281,610)	(9,200,050)	13,923,203	—	—	84,372,941
Mid Value	10,806,636	105,443,905	7,713,838	(7,378,672)	70,443	5,783,034	—	—	111,632,548
Multifactor Developed International ETF	6,562,331	167,365,251	27,759,051	(8,672,787)	1,309,717	8,518,088	4,242,840	—	196,279,320
Multifactor Emerging Markets ETF	4,898,769	125,731,565	1,399	(12,551,748)	274,873	2,868,610	1,691,273	—	116,324,699
Multifactor Mid Cap ETF	2,518,720	122,564,300	5,867,150	(12,067,569)	3,813,921	(991,972)	649,307	—	119,185,830
Multifactor Small Cap ETF	3,457,885	113,408,081	6,385,953	(15,376,661)	3,479,370	3,343,417	512,402	—	111,240,160
Select Bond	86,994,867	1,010,373,238	26,998,962	(41,516,981)	(8,206,555)	1,482,969	—	—	989,131,633
Small Cap Growth	2,690,263	33,961,098	2,856,805	(1,643,066)	(376,205)	659,033	—	—	35,457,665
Small Cap Value	5,362,453	64,986,863	10,848,397	(3,914,709)	1,187,999	(983,551)	—	—	72,124,999
Strategic Equity Allocation Trust	97,561,275	1,677,074,319	—	(214,300,330)	4,830,313	154,839,694	—	—	1,622,443,996
					$(39,163,653)	$319,525,516	$22,286,030	—	$5,091,844,445
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,319,242	$34,809,656	$949,190	$(14,133,217)	$(7,597,865)	$17,357,013	—	—	$31,384,777
Bond	13,108,031	181,529,102	6,240,407	(13,079,240)	(1,681,556)	(4,570,519)	$5,663,156	—	168,438,194
Core Bond	5,377,314	63,168,483	390,641	(4,591,858)	(872,391)	517,847	—	—	58,612,722
Emerging Markets Equity	2,613,295	23,107,086	2,417,701	(2,714,239)	(260,517)	(284,757)	—	—	22,265,274
Equity Income	3,450,720	51,193,151	2,936,945	(6,721,749)	(92,573)	(40,905)	—	—	47,274,869
Fundamental Large Cap Core	748,487	49,139,934	1,282,579	(11,812,537)	3,952,005	3,507,369	—	—	46,069,350
John Hancock Collateral Trust	764,366	18,389,625	76,899,907	(87,651,559)	2,373	28	402,153	—	7,640,374
Mid Cap Growth	1,231,833	10,563,279	308,529	(1,621,450)	(2,026,701)	2,606,371	—	—	9,830,028

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	1,247,388	$12,378,930	$1,302,305	$(1,505,757)	$109,895	$600,146	—	—	$12,885,519
Multifactor Developed International ETF	334,402	11,112,924	1,424,886	(3,349,122)	529,759	283,517	$230,884	—	10,001,964
Multifactor Emerging Markets ETF	413,294	9,716,077	696,134	(865,349)	30,072	237,021	143,709	—	9,813,955
Multifactor Mid Cap ETF	172,585	8,745,704	443,144	(1,244,065)	389,563	(167,624)	45,691	—	8,166,722
Multifactor Small Cap ETF	209,192	7,160,599	417,697	(1,289,480)	284,456	156,435	31,614	—	6,729,707
Select Bond	37,844,526	463,737,362	2,056,825	(33,092,184)	(6,029,497)	3,619,752	—	—	430,292,258
Small Cap Growth	339,360	4,519,197	341,322	(441,608)	(87,107)	140,960	—	—	4,472,764
Small Cap Value	714,374	8,420,067	2,189,337	(1,010,007)	195,556	(186,626)	—	—	9,608,327
Strategic Equity Allocation Trust	11,911,905	212,747,460	—	(35,131,353)	(1,497,673)	21,976,552	—	—	198,094,986
					$(14,652,201)	$45,752,580	$6,517,207	—	$1,081,581,790
Mid Cap Growth Trust
John Hancock Collateral Trust	3,712,360	$15,839,582	$177,216,155	$(155,942,016)	$(3,072)	$(3,016)	$166,017	—	$37,107,633
Mid Cap Index Trust
John Hancock Collateral Trust	2,568,046	$37,907,021	$313,440,634	$(325,678,565)	$5,874	$(5,550)	$1,210,382	—	$25,669,414
Mid Value Trust
John Hancock Collateral Trust	1,001,602	$13,043,847	$113,881,663	$(116,909,313)	$(3,100)	$(1,383)	$69,459	—	$10,011,714
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	28,034	$291,498	$1,619,156	$(1,630,392)	$111	$(156)	$1,307	—	$280,217
Real Estate Securities Trust
John Hancock Collateral Trust	111,222	—	$9,401,928	$(8,290,158)	$36	$(67)	$2,156	—	$1,111,739
Science & Technology Trust
John Hancock Collateral Trust	140,033	$2,946,108	$41,883,618	$(43,429,747)	$49	$(298)	$22,096	—	$1,399,730
Select Bond Trust
John Hancock Collateral Trust	7,325,373	$195,160,389	$1,846,001,760	$(1,968,004,258)	$99,432	$(35,089)	$3,253,418	—	$73,222,234
Short Term Government Income Trust
John Hancock Collateral Trust	11,048	$484,928	$56,219,714	$(56,594,244)	$100	$(62)	$77,091	—	$110,436
Small Cap Index Trust
John Hancock Collateral Trust	2,909,274	$24,839,413	$93,184,212	$(88,943,507)	$6,607	$(6,493)	$1,195,660	—	$29,080,232
Small Cap Opportunities Trust
John Hancock Collateral Trust	8,041	$914,649	$7,129,666	$(7,963,810)	$94	$(224)	$4,194	—	$80,375
Small Cap Stock Trust
John Hancock Collateral Trust	653,098	$6,298,427	$100,817,876	$(100,587,601)	$47	$(573)	$54,122	—	$6,528,176
Small Cap Value Trust
John Hancock Collateral Trust	385	$6,088,199	$45,349,875	$(51,432,913)	$(1,312)	—	$22,005	—	$3,849
Small Company Value Trust
John Hancock Collateral Trust	166,702	$846,797	$23,044,403	$(22,224,954)	$218	$(157)	$24,864	—	$1,666,307
Strategic Equity Allocation Trust
John Hancock Collateral Trust	23,177,324	$234,391,847	$1,179,205,080	$(1,181,927,751)	$47,440	$(43,043)	$8,824,593	—	$231,673,573
Strategic Income Opportunities Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,339,801	$8,306,745	$71,465,844	$(66,380,179)	$1,352	$(1,514)	$342,669	—	$13,392,248
Total Bond Market Trust
John Hancock Collateral Trust	1,542,470	$4,633,816	$137,002,432	$(126,215,721)	$(1,517)	$(939)	$400,057	—	$15,418,071
Total Stock Market Index Trust
John Hancock Collateral Trust	1,695,310	$25,260,797	$87,283,044	$(95,597,068)	$986	$(1,944)	$640,638	—	$16,945,815
Ultra Short Term Bond Trust
John Hancock Collateral Trust	408,572	$1,046,684	$299,087,896	$(296,047,732)	$(2,435)	$(453)	$216,117	—	$4,083,960
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	62,100	$1,212,851	—	$(108,775)	$(10,463)	$41,172	$44,982	—	$1,134,785
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.4%	$2,128,881
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	1,770,315
								$3,899,196
[1]	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.